UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 – April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,289.60	0.15%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,303.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,429.60	0.24%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,644.20	0.44%	$2.88
Class R2 Shares	$1,000.00	$1,642.90	0.59%	$3.87
Institutional Class Shares	$1,000.00	$1,645.40	0.34%	$2.23
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.61	0.44%	$2.21
Class R2 Shares	$1,000.00	$1,021.87	0.59%	$2.96
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,651.10	0.46%	$3.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,346.30	0.16%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,368.80	0.19%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,475.00	0.30%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,511.60	0.34%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,556.50	0.48%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.41	0.48%	$2.41
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,252.20	0.23%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,313.40	0.18%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	27.9%
Government	24.9%
Foreign Corporate	20.4%
Foreign Government	19.8%
Supranational	7.0%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	10.5%
Consumer Discretionary	12.1%
Consumer Staples	6.3%
Energy	2.8%
Financials	12.1%
Health Care	13.2%
Industrials	11.9%
Information Technology	24.8%
Materials	4.0%
Real Estate	0.2%
Utilities	2.1%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.8%
Consumer Discretionary	13.2%
Consumer Staples	5.9%
Energy	2.9%
Financials	14.0%
Health Care	11.9%
Industrials	13.1%
Information Technology	23.1%
Materials	4.4%
Real Estate	0.3%
Utilities	2.4%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.2%
Financials	21.0%
Health Care	10.3%
Industrials	21.4%
Information Technology	12.3%
Materials	6.1%
Real Estate	0.6%
Utilities	2.8%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.7%
Energy	5.4%
Financials	27.6%
Health Care	4.4%
Industrials	21.2%
Information Technology	8.7%
Materials	9.2%
Real Estate	0.8%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.4%
Consumer Discretionary	12.9%
Consumer Staples	5.7%
Energy	2.8%
Financials	14.9%
Health Care	11.9%
Industrials	14.8%
Information Technology	22.7%
Materials	4.8%
Real Estate	0.3%
Utilities	1.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.1%
Consumer Discretionary	14.8%
Consumer Staples	3.9%
Energy	4.7%
Financials	22.1%
Health Care	11.8%
Industrials	19.9%
Information Technology	11.4%
Materials	5.7%
Real Estate	1.0%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	4.5%
Energy	6.7%
Financials	29.0%
Health Care	3.4%
Industrials	22.0%
Information Technology	7.7%
Materials	8.3%
Real Estate	0.6%
Utilities	0.5%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	13.4%
Consumer Staples	4.8%
Energy	4.5%
Financials	22.3%
Health Care	9.7%
Industrials	18.5%
Information Technology	11.8%
Materials	6.7%
Real Estate	0.6%
Utilities	1.1%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.5%
Consumer Discretionary	16.4%
Consumer Staples	10.8%
Energy	0.4%
Financials	2.9%
Health Care	12.9%
Industrials	13.5%
Information Technology	37.6%
Materials	1.9%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^		Value†
	(000)
BONDS — (74.7%)
CANADA — (20.5%)
Alberta, Province of Canada
1.000%, 11/15/21	GBP	3,670	$5,088,725
Bank of Montreal
1.610%, 10/28/21	CAD	5,000	4,094,577
0.250%, 11/17/21	EUR	2,494	3,010,626
Bank of Montreal, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 09/28/21	EUR	406	489,136
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 03/14/22	EUR	2,000	2,414,358
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	14,000	11,498,076
Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r) 0.136%, 11/15/21	GBP	2,500	3,452,237
National Bank of Canada
2.100%, 02/01/23		1,000	1,028,315
Province of Manitoba Canada
0.750%, 12/15/21	GBP	2,500	3,462,747
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.150%, FRN
(r) 0.585%, 06/27/22	CAD	16,500	13,484,990
Province of Quebec Canada
2.250%, 02/22/24	CAD	7,000	5,955,595
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	2,110,747
Royal Bank of Canada
1.583%, 09/13/21	CAD	12,500	10,218,444
2.333%, 12/05/23	CAD	2,000	1,690,502
Suncor Energy, Inc.
2.800%, 05/15/23		2,000	2,085,762
Toronto-Dominion Bank (The) 2.850%, 03/08/24	CAD	14,500	12,418,814

TOTAL CANADA			82,503,651

DENMARK — (0.8%)
Danske Bank A.S.
Ω 2.700%,03/02/22		3,000	3,058,434

	Face Amount^		Value†
	(000)
FRANCE — (3.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	$513,630
BPCE SA
Ω 3.000%, 05/22/22		4,000	4,111,228
Caisse d’Amortissement de la Dette Sociale 3.375%, 03/20/24		7,000	7,588,211
Credit Agricole SA
Ω 3.375%, 01/10/22		405	413,395
Sanofi
0.000%, 03/21/22	EUR	1,000	1,206,119

TOTAL FRANCE			13,832,583

GERMANY — (4.7%)
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,750	1,796,509
Deutsche Bahn Finance GMBH
0.000%, 07/19/21	EUR	400	481,293
Deutsche Bank AG
4.250%, 10/14/21		300	305,076
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	104,000	12,626,780
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		500	514,078
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,057,480

TOTAL GERMANY			18,781,216

JAPAN — (1.6%)
Mitsubishi UFJ Financial Group, Inc.
2.190%, 09/13/21		500	503,447
2.998%, 02/22/22		500	510,759
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r) 0.826%, 07/26/21		465	465,620
Mizuho Financial Group, Inc. 2.601%, 09/11/22		3,000	3,091,574

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21		800	$803,279
Sumitomo Mitsui Financial Group, Inc.
3.102%, 01/17/23		500	523,130
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21		381	382,854
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	210	255,808

TOTAL JAPAN			6,536,471

NETHERLANDS — (0.6%)
Shell International Finance BV
1.250%, 03/15/22	EUR	2,000	2,438,860

NORWAY — (3.1%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	99,000	12,669,003

SINGAPORE — (3.1%)
Singapore Government Bond
2.000%, 02/01/24	SGD	15,200	11,868,736
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	500	603,968

TOTAL SINGAPORE			12,472,704

SPAIN — (0.6%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		1,500	1,564,391
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		800	805,280

TOTAL SPAIN			2,369,671

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.9%)
European Investment Bank
1.500%, 01/26/24	NOK	104,720	12,778,255
International Bank for Reconstruction & Development
2.500%, 01/24/24	NZD	16,000	12,001,113

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
1.875%, 04/10/24	NOK	25,000	$3,079,950

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			27,859,318

SWITZERLAND — (1.8%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	2,827	3,419,424
1.750%, 09/12/22	EUR	2,000	2,474,687
Novartis Finance SA
0.750%, 11/09/21	EUR	1,000	1,209,403

TOTAL SWITZERLAND			7,103,514

UNITED KINGDOM — (2.3%)
Barclays P.L.C.
3.200%, 08/10/21		3,000	3,023,490
BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.060%, 09/16/21		500	501,578
CNH Industrial Capital LLC
3.875%, 10/15/21		480	486,958
4.375%, 04/05/22		1,540	1,592,536
1.950%, 07/02/23		1,094	1,124,645
HSBC Holdings P.L.C.
3.600%, 05/25/23		200	212,986
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		2,170	2,172,127

TOTAL UNITED KINGDOM			9,114,320

UNITED STATES — (25.3%)
AbbVie, Inc.
2.900%, 11/06/22		2,000	2,074,273
Aetna, Inc.
2.750%, 11/15/22		221	227,367
Air Lease Corp.
2.250%, 01/15/23		1,610	1,651,658
Altria Group, Inc.
4.750%, 05/05/21		635	635,075
American Express Co.
2.500%, 08/01/22		2,231	2,287,797
Aon Corp.
2.200%, 11/15/22		3,000	3,080,098
Apple, Inc.
1.000%, 11/10/22	EUR	4,000	4,908,526

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bank of America Corp.
3.300%, 01/11/23	3,000	$3,151,646
Booking Holdings, Inc.
# 2.750%, 03/15/23	2,000	2,084,656
Boston Scientific Corp.
# 3.375%, 05/15/22	733	754,544
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	200	205,971
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,094,379
Cigna Corp.
3.750%, 07/15/23	1,082	1,155,328
Citizens Bank NA
2.650%, 05/26/22	1,000	1,022,781
Constellation Brands, Inc.
2.700%, 05/09/22	1,550	1,582,334
3.200%, 02/15/23	1,500	1,567,738
Dollar Tree, Inc.
3.700%, 05/15/23	2,689	2,853,870
DuPont de Nemours, Inc.
2.169%, 05/01/23	3,400	3,412,496
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21	3,000	3,001,836
Eastman Chemical Co.
3.500%, 12/01/21	200	203,627
eBay, Inc.
2.750%, 01/30/23	2,400	2,494,050
EOG Resources, Inc.
2.625%, 03/15/23	2,000	2,072,015
FedEx Corp.
2.625%, 08/01/22	2,500	2,568,397
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	865,498
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,058,513
4.000%, 06/01/23	1,500	1,601,658
Goldman Sachs Group, Inc. (The)
3.625%, 01/22/23	2,000	2,111,566
3.200%, 02/23/23	1,500	1,573,140
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	707	733,381
Kroger Co. (The)
2.800%, 08/01/22	1,500	1,543,886
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,000	3,101,486
Marathon Petroleum Corp.
4.500%, 05/01/23	2,500	2,678,285

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,700	$2,049,935
Micron Technology, Inc.
2.497%, 04/24/23		1,650	1,709,540
Morgan Stanley
3.125%, 01/23/23		3,100	3,245,421
Mylan, Inc.
Ω 3.125%, 01/15/23		2,650	2,756,291
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,063,711
Oracle Corp.
2.500%, 10/15/22		2,500	2,580,442
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.125%, 08/01/23		578	620,570
Phillips 66
4.300%, 04/01/22		315	326,162
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,825,715
Ryder System, Inc.
2.875%, 06/01/22		1,984	2,032,968
Southwest Airlines Co.
4.750%, 05/04/23		3,000	3,244,611
Sysco Corp.
2.600%, 06/12/22		500	511,711
Valero Energy Corp.
2.700%, 04/15/23		2,500	2,599,242
VF Corp.
2.050%, 04/23/22		3,500	3,556,578
VMware, Inc.
2.950%, 08/21/22		2,764	2,846,800
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,524,882
Waste Management, Inc.
2.400%, 05/15/23		900	934,204
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		2,272	2,276,917
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,000	3,135,722
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21		331	331,313

TOTAL UNITED STATES			101,530,610

TOTAL BONDS			300,270,355

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (24.8%)
U.S. Treasury Bonds
8.125%, 05/15/21	14,900	$14,939,925
U.S. Treasury Notes
« 1.875%, 02/28/22	24,500	24,867,500
0.250%, 03/15/24	5,000	4,991,406
2.125%, 03/31/24	15,000	15,782,227
0.375%, 04/15/24	12,000	12,015,000
U.S. Treasury Notes, Floating Rate Note
(r)« 3M USTMMR + 0.154%, FRN,
0.174%, 01/31/22	9,100	9,109,936
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	13,000	13,006,513
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	5,000	5,001,933

TOTAL U.S. TREASURY OBLIGATIONS		99,714,440

TOTAL INVESTMENT SECURITIES (Cost $391,612,043)		399,984,795

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	157,130	$1,817,997

TOTAL INVESTMENTS — (100.0%) (Cost $393,430,040)		$401,802,792

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	4,698,246	USD	3,786,585	Citibank, N.A.	05/07/21	$35,786
CAD	5,239,559	USD	4,167,098	HSBC Bank	05/07/21	95,672
USD	3,626,134	NOK	30,034,664	State Street Bank and Trust	05/19/21	17,843
EUR	8,156,446	USD	9,785,870	Citibank, N.A.	05/25/21	24,230
USD	12,200,660	GBP	8,724,316	Citibank, N.A.	06/07/21	151,163
USD	12,300,292	NZD	16,940,896	Citibank, N.A.	06/14/21	179,220

Total Appreciation						$503,914
USD	11,825,735	NZD	16,928,495	Citibank, N.A.	05/03/21	$(288,293)
NZD	16,928,495	USD	12,293,304	Citibank, N.A.	05/03/21	(179,275)
USD	62,880,882	CAD	78,393,520	Bank of America Corp.	05/07/21	(898,058)
USD	3,359,959	CAD	4,219,571	Citibank, N.A.	05/07/21	(72,975)
USD	2,513,526	CAD	3,174,812	HSBC Bank	05/07/21	(69,419)
USD	34,433,702	NOK	294,932,542	Citibank, N.A.	05/19/21	(998,766)
USD	2,349,640	NOK	20,019,745	HSBC Bank	05/19/21	(55,482)
USD	36,099,307	EUR	30,550,561	State Street Bank and Trust	05/25/21	(645,139)

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 11,880,989	SGD	15,889,670	Citibank, N.A.	05/27/21	$(58,441)

Total (Depreciation)					$(3,265,848)

Total Appreciation (Depreciation)					$(2,761,934)

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,950	06/18/21	$377,821,044	$407,004,000	$29,182,956

Total Futures Contracts			$377,821,044	$407,004,000	$29,182,956

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Canada	—	$82,503,651	—	$82,503,651
Denmark	—	3,058,434	—	3,058,434
France	—	13,832,583	—	13,832,583
Germany	—	18,781,216	—	18,781,216
Japan	—	6,536,471	—	6,536,471
Netherlands	—	2,438,860	—	2,438,860
Norway	—	12,669,003	—	12,669,003
Singapore	—	12,472,704	—	12,472,704
Spain	—	2,369,671	—	2,369,671
Supranational Organization Obligations	—	27,859,318	—	27,859,318
Switzerland	—	7,103,514	—	7,103,514
United Kingdom	—	9,114,320	—	9,114,320
United States	—	101,530,610	—	101,530,610
U.S. Treasury Obligations	—	99,714,440	—	99,714,440
Securities Lending Collateral	—	1,817,997	—	1,817,997
Forward Currency Contracts**	—	(2,761,934)	—	(2,761,934)
Futures Contracts**	$29,182,956	—	—	29,182,956

TOTAL	$29,182,956	$399,040,858	—	$428,223,814

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (10.3%)
* Alphabet, Inc., Class A	12,394	$29,169,279	1.4%
* Alphabet, Inc., Class C	12,311	29,670,987	1.4%
AT&T, Inc.	378,742	11,896,286	0.6%
Comcast Corp., Class A	283,704	15,929,980	0.8%
* Facebook, Inc., Class A	116,865	37,990,474	1.8%
* Netflix, Inc.	18,989	9,750,282	0.5%
Verizon Communications, Inc.	330,179	19,081,044	0.9%
* Walt Disney Co. (The)	67,964	12,642,663	0.6%
Other Securities		55,370,867	2.5%

TOTAL COMMUNICATION SERVICES		221,501,862	10.5%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	19,164	66,449,637	3.1%
Home Depot, Inc. (The)	45,151	14,614,024	0.7%
Lowe’s Cos., Inc.	42,148	8,271,545	0.4%
McDonald’s Corp.	32,308	7,627,273	0.4%
#* Tesla, Inc.	26,426	18,747,661	0.9%
Other Securities		140,237,362	6.6%

TOTAL CONSUMER DISCRETIONARY		255,947,502	12.1%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co. (The)	204,227	11,024,173	0.5%
Costco Wholesale Corp.	22,042	8,201,608	0.4%
PepsiCo, Inc.	76,559	11,036,745	0.5%
Procter & Gamble Co. (The)	124,470	16,606,787	0.8%
Walmart, Inc.	79,532	11,127,322	0.5%
Other Securities		74,226,065	3.5%

TOTAL CONSUMER STAPLES		132,222,700	6.2%

ENERGY — (2.7%)
Exxon Mobil Corp.	157,133	8,994,293	0.4%
Other Securities		49,223,562	2.3%

TOTAL ENERGY		58,217,855	2.7%

FINANCIALS — (11.8%)
Bank of America Corp.	290,728	11,783,206	0.6%
* Berkshire Hathaway, Inc., Class B	68,126	18,731,244	0.9%
JPMorgan Chase & Co.	150,358	23,126,564	1.1%
Other Securities		200,599,975	9.4%

TOTAL FINANCIALS		254,240,989	12.0%

HEALTH CARE — (13.0%)
Abbott Laboratories	83,517	10,028,721	0.5%
AbbVie, Inc.	93,295	10,402,392	0.5%
Amgen, Inc.	33,467	8,020,032	0.4%
Eli Lilly and Co.	44,466	8,127,051	0.4%
Johnson & Johnson	139,039	22,625,816	1.1%
Merck & Co., Inc.	144,699	10,780,075	0.5%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	298,553	$11,539,073	0.5%
Thermo Fisher Scientific, Inc.	17,848	8,392,665	0.4%
UnitedHealth Group, Inc.	51,981	20,730,023	1.0%
Other Securities		167,872,654	7.9%

TOTAL HEALTH CARE		278,518,502	13.2%

INDUSTRIALS — (11.7%)
Caterpillar, Inc.	35,902	8,189,605	0.4%
Honeywell International, Inc.	38,172	8,513,883	0.4%
Union Pacific Corp.	42,772	9,499,234	0.4%
United Parcel Service, Inc., Class B	40,059	8,166,428	0.4%
Other Securities		217,721,396	10.3%

TOTAL INDUSTRIALS		252,090,546	11.9%

INFORMATION TECHNOLOGY — (24.4%)
Accenture P.L.C., Class A	39,801	11,541,096	0.6%
* Adobe, Inc.	19,845	10,088,007	0.5%
Apple, Inc.	751,894	98,843,985	4.7%
Broadcom, Inc.	21,823	9,955,653	0.5%
Cisco Systems, Inc.	228,736	11,644,950	0.6%
Intel Corp.	290,833	16,731,623	0.8%
International Business Machines Corp.	63,143	8,958,729	0.4%
Mastercard, Inc., Class A	48,945	18,699,927	0.9%
Microsoft Corp.	316,706	79,866,919	3.8%
NVIDIA Corp.	24,309	14,594,637	0.7%
Oracle Corp.	113,051	8,568,135	0.4%
* PayPal Holdings, Inc.	37,226	9,764,008	0.5%
QUALCOMM, Inc.	65,514	9,093,343	0.4%
Texas Instruments, Inc.	52,110	9,406,376	0.5%
# Visa, Inc., Class A	82,332	19,229,462	0.9%
Other Securities		187,108,534	8.6%

TOTAL INFORMATION TECHNOLOGY		524,095,384	24.8%

MATERIALS — (4.0%)
Other Securities		85,206,677	4.0%

REAL ESTATE — (0.2%)
Other Securities		3,477,267	0.2%

UTILITIES — (2.1%)
Other Securities		44,102,276	2.1%

TOTAL COMMON STOCKS (Cost $1,123,435,912)		2,109,621,560	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	5,447,487	5,447,487	0.3%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	2,766,095	$32,003,715	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,160,885,293)		$2,147,072,762	101.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$221,501,862	—	—	$221,501,862
Consumer Discretionary	255,947,502	—	—	255,947,502
Consumer Staples	132,222,700	—	—	132,222,700
Energy	58,217,855	—	—	58,217,855
Financials	254,240,989	—	—	254,240,989
Health Care	278,518,502	—	—	278,518,502
Industrials	252,090,546	—	—	252,090,546
Information Technology	524,095,384	—	—	524,095,384
Materials	85,206,677	—	—	85,206,677
Real Estate	3,477,267	—	—	3,477,267
Utilities	44,102,276	—	—	44,102,276
Temporary Cash Investments	5,447,487	—	—	5,447,487
Securities Lending Collateral	—	$32,003,715	—	32,003,715

TOTAL	$2,115,069,047	$32,003,715	—	$2,147,072,762

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,727,391,203

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,727,391,203

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
Interpublic Group of Cos., Inc. (The)	1,500,185	$47,630,874	0.4%
Nexstar Media Group, Inc., Class A	313,260	46,177,657	0.4%
Other Securities		256,341,819	1.9%

TOTAL COMMUNICATION SERVICES		350,150,350	2.7%

CONSUMER DISCRETIONARY — (14.5%)
* AutoNation, Inc.	757,968	77,676,561	0.6%
BorgWarner, Inc.	1,553,610	75,474,374	0.6%
Kohl’s Corp.	1,108,503	65,024,786	0.5%
# Lithia Motors, Inc., Class A	212,195	81,563,514	0.6%
* Mohawk Industries, Inc.	249,324	51,236,082	0.4%
Penske Automotive Group, Inc.	572,667	50,217,169	0.4%
PVH Corp.	489,679	55,421,869	0.4%
# Toll Brothers, Inc.	1,108,343	69,493,106	0.6%
Other Securities		1,365,112,603	10.7%

TOTAL CONSUMER DISCRETIONARY		1,891,220,064	14.8%

CONSUMER STAPLES — (4.5%)
Bunge, Ltd.	649,296	54,813,568	0.4%
* Darling Ingredients, Inc.	1,355,642	94,149,337	0.7%
Ingredion, Inc.	497,000	46,424,770	0.4%
* Post Holdings, Inc.	473,580	53,883,932	0.4%
Other Securities		345,711,246	2.7%

TOTAL CONSUMER STAPLES		594,982,853	4.6%

ENERGY — (5.2%)
Devon Energy Corp.	2,007,547	46,936,449	0.4%
Other Securities		637,654,317	4.9%

TOTAL ENERGY		684,590,766	5.3%

FINANCIALS — (26.8%)
* Athene Holding, Ltd., Class A	1,529,488	91,264,549	0.7%
Bank OZK	1,021,500	41,871,285	0.3%
CIT Group, Inc.	817,220	43,549,654	0.3%
First Horizon Corp.	4,946,751	90,476,076	0.7%
Invesco, Ltd.	3,431,384	92,647,368	0.7%
New York Community Bancorp, Inc.	3,521,917	42,122,127	0.3%
People’s United Financial, Inc.	3,909,142	70,872,744	0.6%
Popular, Inc.	791,403	58,532,166	0.5%
Santander Consumer USA Holdings, Inc.	1,697,389	57,609,383	0.5%
TCF Financial Corp.	999,730	45,507,710	0.4%
Unum Group	1,815,325	51,301,084	0.4%
Valley National Bancorp	3,125,168	43,033,563	0.3%
# Voya Financial, Inc.	859,138	58,266,739	0.5%
Zions Bancorp NA	1,420,758	79,278,296	0.6%
Other Securities		2,637,240,520	20.6%

TOTAL FINANCIALS		3,503,573,264	27.4%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
* Acadia Healthcare Co., Inc.	849,975	$51,780,477	0.4%
Other Securities		509,499,765	4.0%

TOTAL HEALTH CARE		561,280,242	4.4%

INDUSTRIALS — (20.6%)
AGCO Corp.	409,961	59,821,509	0.5%
Air Lease Corp.	923,338	43,129,118	0.3%
AMERCO	96,508	57,579,568	0.5%
#* Chart Industries, Inc.	268,717	43,164,012	0.3%
Knight-Swift Transportation Holdings, Inc.	1,184,339	55,806,054	0.4%
#* MasTec, Inc.	524,418	54,728,263	0.4%
Snap-on, Inc.	227,575	54,071,820	0.4%
Timken Co. (The)	534,270	44,809,225	0.4%
Other Securities		2,275,300,781	17.8%

TOTAL INDUSTRIALS		2,688,410,350	21.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	44,727,813	0.4%
* Arrow Electronics, Inc.	713,443	81,382,443	0.6%
* Concentrix Corp.	357,879	55,607,239	0.4%
Jabil, Inc.	1,037,359	54,378,359	0.4%
# SYNNEX Corp.	379,006	45,935,527	0.4%
Other Securities		821,673,470	6.4%

TOTAL INFORMATION TECHNOLOGY		1,103,704,851	8.6%

MATERIALS — (8.9%)
* Alcoa Corp.	1,296,105	47,489,287	0.4%
Huntsman Corp.	1,763,404	50,556,793	0.4%
Olin Corp.	1,301,841	56,018,218	0.4%
Reliance Steel & Aluminum Co.	507,181	81,306,186	0.6%
Steel Dynamics, Inc.	1,365,990	74,063,978	0.6%
Westlake Chemical Corp.	654,441	61,445,465	0.5%
Other Securities		790,220,741	6.2%

TOTAL MATERIALS		1,161,100,668	9.1%

REAL ESTATE — (0.7%)
Other Securities		96,775,189	0.8%

UTILITIES — (0.3%)
Other Securities		42,632,166	0.3%

TOTAL COMMON STOCKS		12,678,420,763	99.0%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		478,129	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,261,581	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$5,685,808	0.0%

TOTAL PREFERRED STOCKS		7,425,518	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		91,685	0.0%

TOTAL RIGHTS/WARRANTS		91,685	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,996,600,744)		12,685,937,966

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	134,680,963	134,680,963	1.1%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	22,151,087	256,288,081	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $8,387,542,485)		$13,076,907,010	102.1%

As of April 30, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	542	06/18/21	$108,928,870	$113,126,240	$4,197,370

Total Futures Contracts			$108,928,870	$113,126,240	$4,197,370

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$350,150,350	—	—	$350,150,350
Consumer Discretionary	1,891,135,048	$85,016	—	1,891,220,064
Consumer Staples	594,982,853	—	—	594,982,853
Energy	684,590,766	—	—	684,590,766
Financials	3,503,543,843	29,421	—	3,503,573,264
Health Care	556,362,993	4,917,249	—	561,280,242
Industrials	2,688,410,350	—	—	2,688,410,350
Information Technology	1,103,695,605	9,246	—	1,103,704,851
Materials	1,161,100,668	—	—	1,161,100,668
Real Estate	96,775,189	—	—	96,775,189
Utilities	42,632,166	—	—	42,632,166

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$478,129	—	—	$478,129
Consumer Discretionary	1,261,581	—	—	1,261,581
Industrials	5,685,808	—	—	5,685,808
Rights/Warrants
Health Care	—	$91,685	—	91,685
Temporary Cash Investments	134,680,963	—	—	134,680,963
Securities Lending Collateral	—	256,288,081	—	256,288,081
Futures Contracts**	4,197,370	—	—	4,197,370

TOTAL	$12,819,683,682	$261,420,698	—	$13,081,104,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$420,664,907	2.7%

CONSUMER DISCRETIONARY — (14.1%)
*	AutoNation, Inc.	885,378	90,733,537	0.6%
*	Century Communities, Inc.	945,118	69,882,025	0.5%
	Foot Locker, Inc.	1,302,002	76,792,078	0.5%
*	Goodyear Tire & Rubber Co. (The)	4,245,691	73,068,342	0.5%
#	Group 1 Automotive, Inc.	418,964	68,777,130	0.4%
*	Marriott Vacations Worldwide Corp.	400,099	71,069,585	0.5%
	MDC Holdings, Inc.	1,617,917	94,907,011	0.6%
*	Meritage Homes Corp.	667,509	71,016,282	0.5%
#	Penske Automotive Group, Inc.	1,071,623	93,970,621	0.6%
*	Taylor Morrison Home Corp.	3,437,477	107,283,657	0.7%
*	Tri Pointe Homes, Inc.	2,911,702	69,356,742	0.5%
	Other Securities		1,317,974,262	8.4%

TOTAL CONSUMER DISCRETIONARY			2,204,831,272	14.3%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	2,096,353	145,591,716	1.0%
	Other Securities		537,434,078	3.4%

TOTAL CONSUMER STAPLES			683,025,794	4.4%

ENERGY — (6.5%)
*	CNX Resources Corp.	5,627,204	75,517,078	0.5%
*	EQT Corp.	5,050,024	96,455,458	0.6%
*	PDC Energy, Inc.	2,059,507	75,192,601	0.5%
	Other Securities		774,036,001	5.0%

TOTAL ENERGY			1,021,201,138	6.6%

FINANCIALS — (28.3%)
	American Equity Investment Life Holding Co.	2,602,302	80,619,316	0.5%
	Associated Banc-Corp	3,749,010	82,065,829	0.5%
	Bank OZK	2,636,689	108,077,882	0.7%
	CNO Financial Group, Inc.	2,807,974	71,687,576	0.5%
	First BanCorp	6,643,241	83,505,539	0.6%
	FNB Corp.	7,028,402	90,596,102	0.6%
#	Fulton Financial Corp.	3,932,692	67,052,399	0.4%
	International Bancshares Corp.	1,431,503	67,838,927	0.4%
	Navient Corp.	4,521,776	76,101,490	0.5%
	Old National Bancorp	4,408,272	83,316,341	0.5%
	Pacific Premier Bancorp, Inc.	1,861,566	81,964,751	0.5%
	Popular, Inc.	1,455,430	107,643,603	0.7%
	Sterling Bancorp	4,072,365	102,338,532	0.7%
	United Bankshares, Inc.	1,878,048	73,750,945	0.5%
	Valley National Bancorp	8,318,429	114,544,767	0.8%
	Washington Federal, Inc.	2,138,889	69,620,837	0.5%
	Other Securities		3,067,076,758	19.8%

TOTAL FINANCIALS			4,427,801,594	28.7%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.3%)
#* Acadia Healthcare Co., Inc.	2,084,783	$127,004,980	0.8%
Other Securities		396,200,302	2.6%

TOTAL HEALTH CARE		523,205,282	3.4%

INDUSTRIALS — (21.4%)
ABM Industries, Inc.	1,326,046	68,172,025	0.4%
Air Lease Corp.	2,052,175	95,857,094	0.6%
* Beacon Roofing Supply, Inc.	1,585,446	89,308,173	0.6%
#* Colfax Corp.	2,249,736	101,665,570	0.7%
# GATX Corp.	861,627	84,189,574	0.6%
ManpowerGroup, Inc.	568,929	68,777,827	0.5%
Regal Beloit Corp.	846,504	122,260,573	0.8%
Triton International, Ltd.	1,663,764	83,471,040	0.5%
* WESCO International, Inc.	830,697	76,191,529	0.5%
Other Securities		2,561,068,422	16.6%

TOTAL INDUSTRIALS		3,350,961,827	21.8%

INFORMATION TECHNOLOGY — (7.5%)
Amkor Technology, Inc.	5,769,168	116,652,577	0.8%
* Insight Enterprises, Inc.	816,580	81,960,135	0.5%
* Sanmina Corp.	1,692,854	69,136,157	0.5%
Vishay Intertechnology, Inc.	3,084,937	75,796,902	0.5%
Other Securities		837,044,533	5.4%

TOTAL INFORMATION TECHNOLOGY		1,180,590,304	7.7%

MATERIALS — (8.0%)
* Alcoa Corp.	3,185,386	116,712,543	0.8%
Commercial Metals Co.	2,935,363	85,771,307	0.6%
Element Solutions, Inc.	6,295,241	137,739,873	0.9%
Olin Corp.	2,788,962	120,009,035	0.8%
Other Securities		801,937,187	5.1%

TOTAL MATERIALS		1,262,169,945	8.2%

REAL ESTATE — (0.6%)
Other Securities		91,554,271	0.6%

UTILITIES — (0.5%)
Other Securities		73,091,202	0.5%

TOTAL COMMON STOCKS		15,239,097,536	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		363,372	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		12,654,717	0.1%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$10,796,012	0.1%

TOTAL PREFERRED STOCKS		23,814,101	0.2%

TOTAL INVESTMENT SECURITIES (Cost $9,275,416,877)		15,262,911,637

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	120,227,690	120,227,690	0.8%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	24,637,805	285,059,404	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,680,642,939)		$15,668,198,731	101.7%

As of April 30, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/21	$133,038,617	$136,502,880	$3,464,263

Total Futures Contracts			$133,038,617	$136,502,880	$3,464,263

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$420,664,907	—	—	$420,664,907
Consumer Discretionary	2,204,757,953	$73,319	—	2,204,831,272
Consumer Staples	683,025,794	—	—	683,025,794
Energy	1,021,201,138	—	—	1,021,201,138
Financials	4,427,733,824	67,770	—	4,427,801,594
Health Care	520,176,190	3,029,092	—	523,205,282
Industrials	3,350,961,827	—	—	3,350,961,827
Information Technology	1,180,590,304	—	—	1,180,590,304
Materials	1,262,169,945	—	—	1,262,169,945
Real Estate	91,554,271	—	—	91,554,271
Utilities	73,091,202	—	—	73,091,202
Preferred Stocks
Communication Services	363,372	—	—	363,372
Consumer Discretionary	12,654,717	—	—	12,654,717
Industrials	10,796,012	—	—	10,796,012
Temporary Cash Investments	120,227,690	—	—	120,227,690

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$285,059,404	—	$285,059,404
Futures Contracts**	$3,464,263	—	—	3,464,263

TOTAL	$15,383,433,409	$288,229,585	—	$15,671,662,994

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	136,783	$321,918,791	1.0%
* Alphabet, Inc., Class C	134,409	323,941,819	1.0%
AT&T, Inc.	6,999,005	219,838,747	0.7%
Comcast Corp., Class A	3,455,874	194,047,325	0.6%
* Facebook, Inc., Class A	1,282,808	417,015,225	1.3%
Verizon Communications, Inc.	4,556,038	263,293,436	0.8%
* Walt Disney Co. (The)	709,415	131,965,378	0.4%
Other Securities		872,325,335	2.9%

TOTAL COMMUNICATION SERVICES		2,744,346,056	8.7%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	234,673	813,709,854	2.6%
Home Depot, Inc. (The)	609,996	197,437,405	0.6%
Lowe’s Cos., Inc.	561,375	110,169,844	0.4%
McDonald’s Corp.	422,272	99,689,974	0.3%
NIKE, Inc., Class B	747,119	99,082,922	0.3%
* Tesla, Inc.	209,330	148,507,075	0.5%
Other Securities		2,661,436,871	8.3%

TOTAL CONSUMER DISCRETIONARY		4,130,033,945	13.0%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	2,670,749	144,167,031	0.5%
Costco Wholesale Corp.	266,821	99,281,426	0.3%
PepsiCo, Inc.	1,155,131	166,523,685	0.5%
Procter & Gamble Co. (The)	1,579,025	210,673,516	0.7%
Walmart, Inc.	863,854	120,861,813	0.4%
Other Securities		1,122,852,139	3.5%

TOTAL CONSUMER STAPLES		1,864,359,610	5.9%

ENERGY — (2.8%)
Chevron Corp.	958,805	98,824,031	0.3%
Exxon Mobil Corp.	2,164,089	123,872,454	0.4%
Other Securities		673,917,234	2.1%

TOTAL ENERGY		896,613,719	2.8%

FINANCIALS — (13.8%)
Bank of America Corp.	4,154,790	168,393,639	0.5%
* Berkshire Hathaway, Inc., Class B	988,303	271,733,910	0.9%
JPMorgan Chase & Co.	2,201,688	338,641,631	1.1%
Other Securities		3,626,006,598	11.4%

TOTAL FINANCIALS		4,404,775,778	13.9%

HEALTH CARE — (11.7%)
Abbott Laboratories	824,690	99,028,775	0.3%
AbbVie, Inc.	1,200,599	133,866,788	0.4%
Amgen, Inc.	530,972	127,242,130	0.4%
Johnson & Johnson	1,663,495	270,700,541	0.9%
Merck & Co., Inc.	1,553,125	115,707,812	0.4%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,028,207	$117,040,201	0.4%
UnitedHealth Group, Inc.	579,613	231,149,664	0.7%
Other Securities		2,633,627,067	8.3%

TOTAL HEALTH CARE		3,728,362,978	11.8%

INDUSTRIALS — (12.9%)
3M Co.	495,848	97,751,475	0.3%
Honeywell International, Inc.	451,752	100,758,766	0.3%
Union Pacific Corp.	430,755	95,666,378	0.3%
United Parcel Service, Inc., Class B	506,541	103,263,448	0.3%
Other Securities		3,720,544,635	11.8%

TOTAL INDUSTRIALS		4,117,984,702	13.0%

INFORMATION TECHNOLOGY — (22.7%)
Accenture P.L.C., Class A	449,468	130,332,236	0.4%
* Adobe, Inc.	257,391	130,842,141	0.4%
Apple, Inc.	10,103,593	1,328,218,336	4.2%
Broadcom, Inc.	245,375	111,940,075	0.4%
Cisco Systems, Inc.	2,696,369	137,272,146	0.4%
Intel Corp.	3,481,724	200,303,582	0.6%
International Business Machines Corp.	768,190	108,990,797	0.4%
Mastercard, Inc., Class A	615,761	235,257,648	0.8%
Microsoft Corp.	4,234,552	1,067,869,323	3.4%
NVIDIA Corp.	284,649	170,897,567	0.6%
Oracle Corp.	1,471,719	111,541,583	0.4%
* PayPal Holdings, Inc.	444,579	116,608,626	0.4%
QUALCOMM, Inc.	829,776	115,172,909	0.4%
Texas Instruments, Inc.	750,861	135,537,919	0.4%
# Visa, Inc., Class A	999,910	233,538,980	0.7%
Other Securities		2,918,191,456	9.0%

TOTAL INFORMATION TECHNOLOGY		7,252,515,324	22.9%

MATERIALS — (4.3%)
Other Securities		1,369,571,729	4.3%

REAL ESTATE — (0.3%)
Other Securities		85,125,151	0.3%

UTILITIES — (2.4%)
Other Securities		762,057,274	2.4%

TOTAL COMMON STOCKS		31,355,746,266	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		415,481	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,992,002	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,716,975	0.0%

TOTAL PREFERRED STOCKS		4,124,458	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,533,729,223)		31,359,870,724

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	282,492,124	282,492,124	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	21,621,947	250,165,928	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,066,368,766)		$31,892,528,776	100.7%

As of April 30, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,293	06/18/21	$253,613,871	$269,874,960	$16,261,089

Total Futures Contracts			$253,613,871	$269,874,960	$16,261,089

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,744,346,056	—	—	$2,744,346,056
Consumer Discretionary	4,130,025,503	$8,442	—	4,130,033,945
Consumer Staples	1,864,359,610	—	—	1,864,359,610
Energy	896,613,719	—	—	896,613,719
Financials	4,404,768,470	7,308	—	4,404,775,778
Health Care	3,727,180,395	1,182,583	—	3,728,362,978
Industrials	4,117,984,702	—	—	4,117,984,702
Information Technology	7,252,515,324	—	—	7,252,515,324
Materials	1,369,571,729	—	—	1,369,571,729
Real Estate	85,125,151	—	—	85,125,151
Utilities	762,057,274	—	—	762,057,274
Preferred Stocks
Communication Services	415,481	—	—	415,481
Consumer Discretionary	1,992,002	—	—	1,992,002
Industrials	1,716,975	—	—	1,716,975
Temporary Cash Investments	282,492,124	—	—	282,492,124

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$250,165,928	—	$250,165,928
Futures Contracts**	$16,261,089	—	—	16,261,089

TOTAL	$31,657,425,604	$251,364,261	—	$31,908,789,865

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	107,858	$253,843,803	0.8%
* Alphabet, Inc., Class C	104,343	251,479,151	0.8%
AT&T, Inc.	4,524,955	142,128,837	0.4%
* Charter Communications, Inc., Class A	145,402	97,920,977	0.3%
Comcast Corp., Class A	3,805,857	213,698,871	0.6%
* Facebook, Inc., Class A	1,046,938	340,338,605	1.0%
Verizon Communications, Inc.	3,906,941	225,782,120	0.7%
* Walt Disney Co. (The)	494,040	91,901,321	0.3%
Other Securities		821,985,093	2.4%

TOTAL COMMUNICATION SERVICES		2,439,078,778	7.3%

CONSUMER DISCRETIONARY — (12.7%)
* Amazon.com, Inc.	200,627	695,658,072	2.1%
Home Depot, Inc. (The)	316,346	102,391,710	0.3%
Lowe’s Cos., Inc.	466,802	91,609,892	0.3%
Target Corp.	551,687	114,342,648	0.4%
Other Securities		3,242,002,781	9.7%

TOTAL CONSUMER DISCRETIONARY		4,246,005,103	12.8%

CONSUMER STAPLES — (5.5%)
Coca-Cola Co. (The)	2,307,647	124,566,785	0.4%
PepsiCo, Inc.	1,083,200	156,154,112	0.5%
Procter & Gamble Co. (The)	1,294,764	172,747,413	0.5%
Walmart, Inc.	816,723	114,267,715	0.3%
Other Securities		1,287,390,914	3.9%

TOTAL CONSUMER STAPLES		1,855,126,939	5.6%

ENERGY — (2.8%)
Chevron Corp.	861,133	88,756,978	0.3%
Exxon Mobil Corp.	1,876,779	107,426,830	0.3%
Other Securities		734,639,479	2.2%

TOTAL ENERGY		930,823,287	2.8%

FINANCIALS — (14.7%)
American Express Co.	623,197	95,567,260	0.3%
Bank of America Corp.	3,352,939	135,894,618	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	231,163,663	0.7%
JPMorgan Chase & Co.	2,014,663	309,875,316	0.9%
Morgan Stanley	1,184,937	97,816,549	0.3%
Other Securities		4,041,800,470	12.2%

TOTAL FINANCIALS		4,912,117,876	14.8%

HEALTH CARE — (11.7%)
AbbVie, Inc.	1,165,578	129,961,947	0.4%
Amgen, Inc.	480,932	115,250,544	0.4%
Eli Lilly and Co.	538,596	98,439,191	0.3%
Johnson & Johnson	2,037,810	331,612,821	1.0%
Merck & Co., Inc.	1,813,335	135,093,458	0.4%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,366,832	$130,128,057	0.4%
UnitedHealth Group, Inc.	598,743	238,778,708	0.7%
Other Securities		2,734,943,581	8.2%

TOTAL HEALTH CARE		3,914,208,307	11.8%

INDUSTRIALS — (14.5%)
3M Co.	456,981	90,089,234	0.3%
Caterpillar, Inc.	494,834	112,876,584	0.4%
Union Pacific Corp.	618,468	137,355,558	0.4%
United Parcel Service, Inc., Class B	446,131	90,948,266	0.3%
Other Securities		4,445,992,905	13.3%

TOTAL INDUSTRIALS		4,877,262,547	14.7%

INFORMATION TECHNOLOGY — (22.2%)
Accenture P.L.C., Class A	449,831	130,437,495	0.4%
* Adobe, Inc.	182,379	92,710,541	0.3%
Apple, Inc.	10,119,566	1,330,318,146	4.0%
Applied Materials, Inc.	808,235	107,260,867	0.3%
Broadcom, Inc.	262,507	119,755,693	0.4%
Cisco Systems, Inc.	2,549,223	129,780,943	0.4%
Intel Corp.	3,791,949	218,150,826	0.7%
International Business Machines Corp.	704,432	99,944,812	0.3%
Lam Research Corp.	151,854	94,217,814	0.3%
Mastercard, Inc., Class A	597,806	228,397,760	0.7%
Microsoft Corp.	4,474,810	1,128,457,586	3.4%
Oracle Corp.	1,479,893	112,161,090	0.3%
QUALCOMM, Inc.	817,724	113,500,091	0.4%
Texas Instruments, Inc.	676,325	122,083,426	0.4%
# Visa, Inc., Class A	1,052,889	245,912,755	0.8%
Other Securities		3,179,901,591	9.3%

TOTAL INFORMATION TECHNOLOGY		7,452,991,436	22.4%

MATERIALS — (4.7%)
Other Securities		1,580,931,245	4.8%

REAL ESTATE — (0.3%)
Other Securities		106,511,814	0.3%

UTILITIES — (1.7%)
Other Securities		582,651,276	1.7%

TOTAL COMMON STOCKS		32,897,708,608	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		644,060	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,163,023	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,343,174	0.0%

TOTAL PREFERRED STOCKS		5,150,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,350,583,779)		32,902,858,865

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	290,802,706	290,802,706	0.9%

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	30,196,053	349,368,333	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $14,990,716,885)		$33,543,029,904	101.0%

As of April 30, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,385	06/18/21	$271,657,797	$289,077,200	$17,419,403

Total Futures Contracts			$271,657,797	$289,077,200	$17,419,403

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,439,078,778	—	—	$2,439,078,778
Consumer Discretionary	4,245,988,726	$16,377	—	4,246,005,103
Consumer Staples	1,855,126,939	—	—	1,855,126,939
Energy	930,823,287	—	—	930,823,287
Financials	4,912,105,623	12,253	—	4,912,117,876
Health Care	3,912,395,802	1,812,505	—	3,914,208,307
Industrials	4,877,262,547	—	—	4,877,262,547
Information Technology	7,452,989,741	1,695	—	7,452,991,436
Materials	1,580,931,245	—	—	1,580,931,245
Real Estate	106,511,814	—	—	106,511,814
Utilities	582,651,276	—	—	582,651,276
Preferred Stocks
Communication Services	644,060	—	—	644,060
Consumer Discretionary	2,163,023	—	—	2,163,023
Industrials	2,343,174	—	—	2,343,174
Temporary Cash Investments	290,802,706	—	—	290,802,706

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$349,368,333	—	$349,368,333
Futures Contracts**	$17,419,403	—	—	17,419,403

TOTAL	$33,209,238,144	$351,211,163	—	$33,560,449,307

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (6.4%)
*	Alphabet, Inc., Class A	10,216	$24,043,356	0.5%
*	Alphabet, Inc., Class C	8,744	21,074,089	0.4%
	AT&T, Inc.	639,414	20,083,994	0.4%
	Comcast Corp., Class A	362,292	20,342,696	0.4%
*	Facebook, Inc., Class A	76,954	25,016,206	0.5%
	Verizon Communications, Inc.	422,159	24,396,569	0.5%
*	Walt Disney Co. (The)	80,115	14,902,992	0.3%
	Other Securities		179,220,218	3.5%

TOTAL COMMUNICATION SERVICES			329,080,120	6.5%

CONSUMER DISCRETIONARY — (13.0%)
	BorgWarner, Inc.	217,822	10,581,793	0.2%
	DR Horton, Inc.	103,518	10,174,784	0.2%
*	Ford Motor Co.	1,132,950	13,074,243	0.3%
	General Motors Co.	210,867	12,065,810	0.2%
	Lear Corp.	58,782	10,806,483	0.2%
#	Lithia Motors, Inc., Class A	30,284	11,640,564	0.2%
*	LKQ Corp.	249,592	11,658,442	0.2%
	PulteGroup, Inc.	246,642	14,581,475	0.3%
	Other Securities		571,752,098	11.5%

TOTAL CONSUMER DISCRETIONARY			666,335,692	13.3%

CONSUMER STAPLES — (4.7%)
*	Darling Ingredients, Inc.	223,101	15,494,364	0.3%
	Kroger Co. (The)	303,009	11,071,949	0.2%
	Procter & Gamble Co. (The)	90,151	12,027,946	0.2%
	Other Securities		199,846,998	4.0%

TOTAL CONSUMER STAPLES			238,441,257	4.7%

ENERGY — (4.3%)
	Chevron Corp.	120,596	12,429,830	0.3%
	ConocoPhillips	199,230	10,188,622	0.2%
	Exxon Mobil Corp.	246,853	14,129,866	0.3%
	Occidental Petroleum Corp.	423,357	10,736,334	0.2%
	Pioneer Natural Resources Co.	100,634	15,480,528	0.3%
	Other Securities		158,817,974	3.1%

TOTAL ENERGY			221,783,154	4.4%

FINANCIALS — (21.7%)
	Allstate Corp. (The)	87,661	11,115,415	0.2%
	Ally Financial, Inc.	208,481	10,726,347	0.2%
	Bank of America Corp.	491,054	19,902,419	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	30,257,973	0.6%
	Hartford Financial Services Group, Inc. (The)	169,500	11,180,220	0.2%
	JPMorgan Chase & Co.	273,311	42,037,965	0.8%
	Morgan Stanley	187,292	15,460,955	0.3%
*	SVB Financial Group	17,899	10,235,185	0.2%
	Travelers Cos., Inc. (The)	74,557	11,530,986	0.2%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Western Alliance Bancorp	99,645	$10,469,700	0.2%
Other Securities		939,863,696	18.8%

TOTAL FINANCIALS		1,112,780,861	22.1%

HEALTH CARE — (9.4%)
Johnson & Johnson	103,374	16,822,051	0.3%
Pfizer, Inc.	341,124	13,184,443	0.3%
UnitedHealth Group, Inc.	45,340	18,081,592	0.4%
Other Securities		434,855,698	8.6%

TOTAL HEALTH CARE		482,943,784	9.6%

INDUSTRIALS — (18.0%)
AMERCO	16,957	10,117,055	0.2%
* Builders FirstSource, Inc.	240,607	11,710,343	0.2%
Johnson Controls International P.L.C	195,339	12,177,433	0.2%
#* MasTec, Inc.	98,086	10,236,255	0.2%
Quanta Services, Inc.	118,173	11,420,239	0.2%
Other Securities		866,850,989	17.4%

TOTAL INDUSTRIALS		922,512,314	18.4%

INFORMATION TECHNOLOGY — (11.4%)
Cisco Systems, Inc.	233,276	11,876,081	0.2%
Intel Corp.	359,241	20,667,135	0.4%
* Micron Technology, Inc.	142,434	12,259,294	0.3%
Other Securities		542,022,145	10.8%

TOTAL INFORMATION TECHNOLOGY		586,824,655	11.7%

MATERIALS — (6.5%)
Corteva, Inc.	231,705	11,297,936	0.2%
Eastman Chemical Co.	101,626	11,726,624	0.2%
Freeport-McMoRan, Inc.	424,655	16,013,740	0.3%
Reliance Steel & Aluminum Co.	69,203	11,093,933	0.2%
Steel Dynamics, Inc.	219,730	11,913,761	0.2%
Other Securities		271,143,841	5.5%

TOTAL MATERIALS		333,189,835	6.6%

REAL ESTATE — (0.6%)
Other Securities		28,889,939	0.6%

UTILITIES — (1.1%)
Other Securities		54,884,173	1.1%

TOTAL COMMON STOCKS		4,977,665,784	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		400,715	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		518,816	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$937,219	0.0%

TOTAL PREFERRED STOCKS		1,856,750	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,295,006,275)		4,979,522,534

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	40,240,707	40,240,707	0.8%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,334,461	107,999,712	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,443,231,776)		$5,127,762,953	102.0%

As of April 30, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	06/18/21	$33,736,641	$35,899,840	$2,163,199

Total Futures Contracts			$33,736,641	$35,899,840	$2,163,199

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$329,080,120	—	—	$329,080,120
Consumer Discretionary	666,329,771	$5,921	—	666,335,692
Consumer Staples	238,441,257	—	—	238,441,257
Energy	221,783,154	—	—	221,783,154
Financials	1,112,775,893	4,968	—	1,112,780,861
Health Care	481,615,495	1,328,289	—	482,943,784
Industrials	922,512,314	—	—	922,512,314
Information Technology	586,824,655	—	—	586,824,655
Materials	333,189,835	—	—	333,189,835
Real Estate	28,889,939	—	—	28,889,939
Utilities	54,884,173	—	—	54,884,173
Preferred Stocks
Communication Services	400,715	—	—	400,715
Consumer Discretionary	518,816	—	—	518,816
Industrials	937,219	—	—	937,219
Temporary Cash Investments	40,240,707	—	—	40,240,707

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$107,999,712	—	$107,999,712
Futures Contracts**	$2,163,199	—	—	2,163,199

TOTAL	$5,020,587,262	$109,338,890	—	$5,129,926,152

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	Nexstar Media Group, Inc., Class A	310,883	$45,827,263	0.3%
	Other Securities		438,311,939	2.5%

TOTAL COMMUNICATION SERVICES			484,139,202	2.8%

CONSUMER DISCRETIONARY — (14.7%)
#	American Eagle Outfitters, Inc.	1,515,098	52,376,938	0.3%
*	Crocs, Inc.	604,686	60,541,162	0.4%
*	Fox Factory Holding Corp.	300,738	46,082,084	0.3%
#*	Helen of Troy, Ltd.	208,506	44,038,552	0.3%
#	Penske Automotive Group, Inc.	555,546	48,715,829	0.3%
*	TopBuild Corp.	223,718	49,750,409	0.3%
#	Wingstop, Inc.	262,918	41,648,840	0.2%
	Other Securities		2,325,064,649	13.2%

TOTAL CONSUMER DISCRETIONARY			2,668,218,463	15.3%

CONSUMER STAPLES — (3.9%)
*	Darling Ingredients, Inc.	1,382,718	96,029,765	0.6%
	Other Securities		608,899,557	3.4%

TOTAL CONSUMER STAPLES			704,929,322	4.0%

ENERGY — (3.1%)
	Other Securities		556,653,958	3.2%

FINANCIALS — (20.0%)
	Evercore, Inc., Class A	327,530	45,896,779	0.3%
#	Glacier Bancorp, Inc.	770,405	45,415,375	0.3%
	South State Corp.	488,168	41,162,326	0.2%
	Stifel Financial Corp.	631,043	43,661,865	0.3%
	TCF Financial Corp.	1,059,329	48,220,656	0.3%
	Valley National Bancorp	2,933,138	40,389,310	0.2%
	Other Securities		3,369,338,194	19.3%

TOTAL FINANCIALS			3,634,084,505	20.9%

HEALTH CARE — (9.8%)
*	Acadia Healthcare Co., Inc.	794,390	48,394,239	0.3%
	Ensign Group, Inc. (The)	502,414	43,132,242	0.3%
#*	Omnicell, Inc.	369,472	53,580,829	0.3%
*	Select Medical Holdings Corp.	1,278,142	48,211,516	0.3%
*	Tenet Healthcare Corp.	957,236	56,725,805	0.3%
	Other Securities		1,522,945,773	8.7%

TOTAL HEALTH CARE			1,772,990,404	10.2%

INDUSTRIALS — (20.3%)
#	Armstrong World Industries, Inc.	416,848	43,206,295	0.3%
*	ASGN, Inc.	462,138	48,607,675	0.3%
*	Chart Industries, Inc.	323,054	51,892,164	0.3%
	Exponent, Inc.	459,049	44,220,190	0.3%
*	FTI Consulting, Inc.	293,067	40,692,353	0.2%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
John Bean Technologies Corp.	282,111	$41,013,297	0.2%
#* MasTec, Inc.	429,665	44,839,839	0.3%
# MSA Safety, Inc.	266,522	42,846,077	0.2%
* RBC Bearings, Inc.	215,476	42,972,379	0.3%
Regal Beloit Corp.	284,324	41,064,915	0.2%
Rexnord Corp.	952,986	47,582,591	0.3%
* Saia, Inc.	227,823	53,424,493	0.3%
Simpson Manufacturing Co., Inc.	388,377	43,770,088	0.3%
Tetra Tech, Inc.	341,034	43,526,169	0.3%
Timken Co. (The)	512,229	42,960,646	0.2%
UFP Industries, Inc.	527,296	44,313,956	0.3%
Valmont Industries, Inc.	184,142	45,455,453	0.3%
* WESCO International, Inc.	500,567	45,912,005	0.3%
Other Securities		2,874,130,126	16.2%

TOTAL INDUSTRIALS		3,682,430,711	21.1%

INFORMATION TECHNOLOGY — (11.7%)
Amkor Technology, Inc.	2,168,198	43,840,964	0.3%
Brooks Automation, Inc.	450,155	45,614,206	0.3%
CMC Materials, Inc.	238,789	43,801,066	0.3%
#* Lattice Semiconductor Corp.	898,832	45,220,238	0.3%
* Novanta, Inc.	304,491	40,104,510	0.2%
Power Integrations, Inc.	525,710	43,534,045	0.3%
#* Synaptics, Inc.	290,370	40,614,052	0.2%
TTEC Holdings, Inc.	418,193	42,542,774	0.3%
Other Securities		1,772,787,993	10.0%

TOTAL INFORMATION TECHNOLOGY		2,118,059,848	12.2%

MATERIALS — (5.8%)
Element Solutions, Inc.	1,976,459	43,244,923	0.3%
Louisiana-Pacific Corp.	883,385	58,197,404	0.3%
Olin Corp.	1,031,119	44,369,051	0.3%
Other Securities		910,721,531	5.2%

TOTAL MATERIALS		1,056,532,909	6.1%

REAL ESTATE — (0.6%)
Other Securities		103,665,469	0.6%

UTILITIES — (2.7%)
Other Securities		482,802,124	2.8%

TOTAL COMMON STOCKS		17,264,506,915	99.2%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		1,368,690	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,268,798	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$6,845,144	0.1%

TOTAL PREFERRED STOCKS		9,482,632	0.1%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		119,955	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		341	0.0%

TOTAL RIGHTS/WARRANTS		120,296	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,607,822,020)		17,274,109,843

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	121,517,669	121,517,669	0.7%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	62,191,254	719,552,811	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,448,835,935)		$18,115,180,323	104.1%

As of April 30, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	553	06/18/21	$110,477,065	$115,422,160	$4,945,095

Total Futures Contracts			$110,477,065	$115,422,160	$4,945,095

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$484,139,202	—	—	$484,139,202
Consumer Discretionary	2,668,158,227	$60,236	—	2,668,218,463
Consumer Staples	704,929,322	—	—	704,929,322
Energy	556,653,958	—	—	556,653,958
Financials	3,634,056,621	27,884	—	3,634,084,505
Health Care	1,766,545,772	6,444,632	—	1,772,990,404
Industrials	3,682,430,711	—	—	3,682,430,711
Information Technology	2,118,055,662	4,186	—	2,118,059,848
Materials	1,056,532,909	—	—	1,056,532,909
Real Estate	103,665,469	—	—	103,665,469

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$482,802,124	—	—	$482,802,124
Preferred Stocks
Communication Services	1,368,690	—	—	1,368,690
Consumer Discretionary	1,268,798	—	—	1,268,798
Industrials	6,845,144	—	—	6,845,144
Rights/Warrants
Consumer Discretionary	—	$341	—	341
Health Care	—	119,955	—	119,955
Temporary Cash Investments	121,517,669	—	—	121,517,669
Securities Lending Collateral	—	719,552,811	—	719,552,811
Futures Contracts**	4,945,095	—	—	4,945,095

TOTAL	$17,393,915,373	$726,210,045	—	$18,120,125,418

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.9%)
Shenandoah Telecommunications Co.	380,425	$17,978,885	0.3%
Other Securities		202,212,092	2.7%

TOTAL COMMUNICATION SERVICES		220,190,977	3.0%

CONSUMER DISCRETIONARY — (13.8%)
* Adient P.L.C	499,371	23,140,852	0.3%
* Asbury Automotive Group, Inc.	118,082	23,452,266	0.3%
Cooper Tire & Rubber Co.	379,551	21,630,612	0.3%
Group 1 Automotive, Inc.	130,500	21,422,880	0.3%
Installed Building Products, Inc.	154,882	20,854,861	0.3%
#* Signet Jewelers, Ltd.	400,802	23,947,920	0.3%
#* Sleep Number Corp.	232,280	25,989,809	0.4%
* Vista Outdoor, Inc.	565,899	18,453,966	0.3%
# Winnebago Industries, Inc.	245,994	19,667,220	0.3%
Other Securities		859,407,177	11.8%

TOTAL CONSUMER DISCRETIONARY		1,057,967,563	14.6%

CONSUMER STAPLES — (3.7%)
Medifast, Inc.	90,463	20,543,243	0.3%
Other Securities		261,187,617	3.6%

TOTAL CONSUMER STAPLES		281,730,860	3.9%

ENERGY — (4.4%)
* CNX Resources Corp.	1,518,176	20,373,922	0.3%
# Matador Resources Co.	760,636	20,012,333	0.3%
* PDC Energy, Inc.	535,831	19,563,190	0.3%
Other Securities		278,776,876	3.8%

TOTAL ENERGY		338,726,321	4.7%

FINANCIALS — (20.7%)
Ameris Bancorp	427,350	23,115,361	0.3%
First BanCorp.	1,576,127	19,811,916	0.3%
Pacific Premier Bancorp, Inc.	524,434	23,090,829	0.3%
Virtus Investment Partners, Inc.	65,364	17,874,439	0.3%
Walker & Dunlop, Inc.	247,460	27,430,941	0.4%
# WSFS Financial Corp.	364,709	18,632,983	0.3%
Other Securities		1,455,964,002	20.0%

TOTAL FINANCIALS		1,585,920,471	21.9%

HEALTH CARE — (11.0%)
# CONMED Corp.	142,632	20,103,980	0.3%
* CorVel Corp.	185,259	21,677,156	0.3%
Owens & Minor, Inc.	532,916	19,232,938	0.3%
Other Securities		782,788,739	10.8%

TOTAL HEALTH CARE		843,802,813	11.7%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (18.6%)
#*	AeroVironment, Inc.	162,080	$17,888,770	0.3%
	Albany International Corp., Class A	210,236	18,761,461	0.3%
*	Atkore, Inc.	327,040	25,600,691	0.4%
*	Beacon Roofing Supply, Inc.	364,499	20,532,229	0.3%
	Boise Cascade Co.	282,825	18,870,084	0.3%
*	Casella Waste Systems, Inc., Class A	346,895	23,280,123	0.3%
#*	Chart Industries, Inc.	143,554	23,059,079	0.3%
#	Comfort Systems USA, Inc.	272,598	22,451,171	0.3%
	ESCO Technologies, Inc.	174,924	19,024,734	0.3%
	Federal Signal Corp.	439,096	18,191,747	0.3%
*	Gibraltar Industries, Inc.	223,211	20,504,162	0.3%
*	Herc Holdings, Inc.	238,075	25,140,720	0.4%
#	Matson, Inc.	294,617	19,247,329	0.3%
	Other Securities		1,153,585,194	15.6%

TOTAL INDUSTRIALS			1,426,137,494	19.7%

INFORMATION TECHNOLOGY — (10.6%)
#	Badger Meter, Inc.	203,591	19,013,363	0.3%
#*	Calix, Inc.	445,312	18,832,244	0.3%
*	ExlService Holdings, Inc.	231,561	21,391,605	0.3%
*	Fabrinet	253,135	21,673,419	0.3%
*	FormFactor, Inc.	477,470	18,692,950	0.3%
#*	Insight Enterprises, Inc.	256,329	25,727,742	0.4%
	Kulicke & Soffa Industries, Inc.	431,017	24,503,316	0.3%
*	Plexus Corp.	218,222	20,172,442	0.3%
#	TTEC Holdings, Inc.	176,804	17,986,271	0.3%
	Other Securities		626,450,311	8.4%

TOTAL INFORMATION TECHNOLOGY			814,443,663	11.2%

MATERIALS — (5.4%)
	Kaiser Aluminum Corp.	167,047	20,124,152	0.3%
	Stepan Co.	166,116	21,704,717	0.3%
	Other Securities		368,547,284	5.1%

TOTAL MATERIALS			410,376,153	5.7%

REAL ESTATE — (1.0%)
#	St Joe Co. (The)	439,233	20,112,479	0.3%
	Other Securities		52,749,813	0.7%

TOTAL REAL ESTATE			72,862,292	1.0%

UTILITIES — (1.6%)
	California Water Service Group	337,112	19,805,330	0.3%
	Other Securities		98,011,968	1.3%

TOTAL UTILITIES			117,817,298	1.6%

TOTAL COMMON STOCKS			7,169,975,905	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		505,629	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,768,235	0.0%

TOTAL PREFERRED STOCKS		2,273,864	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		508	0.0%

TOTAL RIGHTS/WARRANTS		508	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,867,051,111)		7,172,250,277

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	61,948,418	61,948,418	0.9%

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	36,415,731	421,330,006	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,350,300,991)		$7,655,528,701	105.7%

As of April 30, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	312	06/18/21	$61,829,186	$65,120,640	$3,291,454

Total Futures Contracts			$61,829,186	$65,120,640	$3,291,454

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$220,190,977	—	—	$220,190,977
Consumer Discretionary	1,057,942,119	$25,444	—	1,057,967,563
Consumer Staples	281,730,860	—	—	281,730,860
Energy	338,726,321	—	—	338,726,321
Financials	1,585,898,281	22,190	—	1,585,920,471
Health Care	840,960,269	2,842,544	—	843,802,813
Industrials	1,426,137,211	283	—	1,426,137,494
Information Technology	814,441,555	2,108	—	814,443,663
Materials	410,376,153	—	—	410,376,153
Real Estate	72,862,292	—	—	72,862,292
Utilities	117,817,298	—	—	117,817,298

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$505,629	—	—	$505,629
Industrials	1,768,235	—	—	1,768,235
Rights/Warrants
Consumer Discretionary	—	$508	—	508
Temporary Cash Investments	61,948,418	—	—	61,948,418
Securities Lending Collateral	—	421,330,006	—	421,330,006
Futures Contracts**	3,291,454	—	—	3,291,454

TOTAL	$7,234,597,072	$424,223,083	—	$7,658,820,155

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.4%)
Verizon Communications, Inc.	2,503,435	$144,673,509	2.8%
Other Securities		33,960,091	0.6%

TOTAL COMMUNICATION SERVICES		178,633,600	3.4%

CONSUMER DISCRETIONARY — (16.3%)
* Amazon.com, Inc.	64,128	222,358,710	4.3%
Best Buy Co., Inc.	272,637	31,699,504	0.6%
* Booking Holdings, Inc.	13,721	33,837,084	0.6%
eBay, Inc.	703,472	39,246,703	0.7%
Home Depot, Inc. (The)	157,350	50,929,474	1.0%
Lowe’s Cos., Inc.	318,826	62,569,602	1.2%
* Marriott International, Inc., Class A	251,699	37,382,335	0.7%
NIKE, Inc., Class B	511,510	67,836,456	1.3%
Target Corp.	303,381	62,878,746	1.2%
TJX Cos., Inc. (The)	564,832	40,103,072	0.8%
Other Securities		201,544,398	3.9%

TOTAL CONSUMER DISCRETIONARY		850,386,084	16.3%

CONSUMER STAPLES — (10.7%)
Altria Group, Inc.	940,393	44,903,766	0.9%
Coca-Cola Co. (The)	2,178,510	117,595,970	2.3%
Costco Wholesale Corp.	235,203	87,516,684	1.7%
PepsiCo, Inc.	721,706	104,041,137	2.0%
Sysco Corp.	440,209	37,298,909	0.7%
Other Securities		167,747,059	3.1%

TOTAL CONSUMER STAPLES		559,103,525	10.7%

ENERGY — (0.4%)
Other Securities		19,476,143	0.4%

FINANCIALS — (2.9%)
Aon P.L.C., Class A	167,784	42,187,609	0.8%
S&P Global, Inc.	77,507	30,257,958	0.6%
Other Securities		80,230,257	1.5%

TOTAL FINANCIALS		152,675,824	2.9%

HEALTH CARE — (12.7%)
AbbVie, Inc.	1,081,847	120,625,941	2.3%
Amgen, Inc.	324,244	77,701,832	1.5%
Eli Lilly and Co.	400,116	73,129,201	1.4%
* IDEXX Laboratories, Inc.	58,292	32,001,725	0.6%
Johnson & Johnson	463,240	75,383,045	1.4%
Merck & Co., Inc.	1,532,728	114,188,236	2.2%
Zoetis, Inc.	180,844	31,291,437	0.6%
Other Securities		141,403,749	2.7%

TOTAL HEALTH CARE		665,725,166	12.7%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (13.3%)
3M Co.	332,301	$65,509,819	1.3%
Caterpillar, Inc.	295,017	67,296,328	1.3%
Deere & Co.	169,441	62,837,195	1.2%
Illinois Tool Works, Inc.	135,400	31,204,284	0.6%
Lockheed Martin Corp.	96,792	36,835,163	0.7%
Union Pacific Corp.	408,543	90,733,315	1.7%
United Parcel Service, Inc., Class B	303,749	61,922,271	1.2%
Other Securities		280,955,118	5.4%

TOTAL INDUSTRIALS		697,293,493	13.4%

INFORMATION TECHNOLOGY — (37.2%)
Accenture P.L.C., Class A	336,810	97,664,796	1.9%
Apple, Inc.	1,692,531	222,500,125	4.3%
Automatic Data Processing, Inc.	232,781	43,527,719	0.8%
Broadcom, Inc.	216,589	98,807,902	1.9%
Cisco Systems, Inc.	1,033,920	52,636,867	1.0%
Intel Corp.	2,233,656	128,502,230	2.5%
International Business Machines Corp.	516,074	73,220,579	1.4%
Intuit, Inc.	96,771	39,885,135	0.8%
KLA Corp.	148,265	46,755,368	0.9%
Lam Research Corp.	72,492	44,977,661	0.9%
Mastercard, Inc., Class A	369,835	141,299,160	2.7%
Microsoft Corp.	967,155	243,897,148	4.7%
Oracle Corp.	1,104,739	83,728,169	1.6%
Paychex, Inc.	364,844	35,568,642	0.7%
QUALCOMM, Inc.	511,799	71,037,701	1.4%
Texas Instruments, Inc.	447,151	80,715,227	1.5%
# Visa, Inc., Class A	763,323	178,281,720	3.4%
Other Securities		259,654,105	4.8%

TOTAL INFORMATION TECHNOLOGY		1,942,660,254	37.2%

MATERIALS — (1.9%)
Other Securities		98,862,489	1.9%

UTILITIES — (0.1%)
Other Security		5,925,201	0.1%

TOTAL COMMON STOCKS (Cost $3,866,355,803)		5,170,741,779	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	48,204,274	48,204,274	0.9%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	662,037	7,659,767	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,922,219,502)		$5,226,605,820	100.1%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$33,933,286	$36,108,560	$2,175,274

Total Futures Contracts			$33,933,286	$36,108,560	$2,175,274

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$178,633,600	—	—	$178,633,600
Consumer Discretionary	850,386,084	—	—	850,386,084
Consumer Staples	559,103,525	—	—	559,103,525
Energy	19,476,143	—	—	19,476,143
Financials	152,675,824	—	—	152,675,824
Health Care	665,725,166	—	—	665,725,166
Industrials	697,293,493	—	—	697,293,493
Information Technology	1,942,660,254	—	—	1,942,660,254
Materials	98,862,489	—	—	98,862,489
Utilities	5,925,201	—	—	5,925,201
Temporary Cash Investments	48,204,274	—	—	48,204,274
Securities Lending Collateral	—	$7,659,767	—	7,659,767
Futures Contracts**	2,175,274	—	—	2,175,274

TOTAL	$5,221,121,327	$7,659,767	—	$5,228,781,094

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.7%)
REAL ESTATE — (97.7%)
	Alexandria Real Estate Equities, Inc.	1,087,039	$196,862,763	1.9%
	American Homes 4 Rent, Class A	2,258,568	83,657,359	0.8%
	American Tower Corp.	3,508,143	893,769,592	8.7%
	Apartment Income REIT Corp.	1,179,844	53,269,957	0.5%
	AvalonBay Communities, Inc.	1,106,673	212,481,216	2.1%
	Boston Properties, Inc.	1,177,628	128,773,622	1.3%
	Brixmor Property Group, Inc.	2,357,024	52,655,916	0.5%
	Camden Property Trust	788,782	95,032,455	0.9%
	Crown Castle International Corp.	3,403,445	643,455,312	6.3%
	CubeSmart	1,580,191	66,905,287	0.7%
#	CyrusOne, Inc.	956,696	69,676,170	0.7%
	Digital Realty Trust, Inc.	2,222,559	342,963,079	3.3%
	Duke Realty Corp.	2,962,926	137,835,318	1.3%
	Equinix, Inc.	663,227	478,027,493	4.7%
	Equity LifeStyle Properties, Inc.	1,374,475	95,388,565	0.9%
	Equity Residential	2,959,506	219,684,130	2.1%
	Essex Property Trust, Inc.	515,802	149,850,797	1.5%
	Extra Space Storage, Inc.	1,057,745	157,276,104	1.5%
#	Federal Realty Investment Trust	582,241	65,700,074	0.6%
	First Industrial Realty Trust, Inc.	1,025,001	51,014,300	0.5%
	Gaming and Leisure Properties, Inc.	1,755,001	81,589,996	0.8%
#	Healthcare Trust of America, Inc., Class A	1,736,379	50,997,451	0.5%
	Healthpeak Properties, Inc.	4,271,762	146,692,307	1.4%
#	Host Hotels & Resorts, Inc.	5,591,576	101,543,020	1.0%
	Invitation Homes, Inc.	4,499,886	157,766,003	1.5%
#	Iron Mountain, Inc.	2,288,691	91,822,283	0.9%
	Kilroy Realty Corp.	830,814	56,943,992	0.6%
	Kimco Realty Corp.	3,440,606	72,252,726	0.7%
	Lamar Advertising Co., Class A	687,062	68,046,620	0.7%
	Life Storage, Inc.	602,356	57,862,317	0.6%
	Medical Properties Trust, Inc.	4,590,411	101,218,563	1.0%
	Mid-America Apartment Communities, Inc.	906,935	142,688,084	1.4%
	National Retail Properties, Inc.	1,391,857	64,610,002	0.6%
	Omega Healthcare Investors, Inc.	1,840,209	69,927,942	0.7%
	Prologis, Inc.	5,816,157	677,756,775	6.6%
	Public Storage	1,247,754	350,818,515	3.4%
	Realty Income Corp.	2,960,824	204,740,980	2.0%
#	Regency Centers Corp.	1,346,270	85,703,548	0.8%
	Rexford Industrial Realty, Inc.	1,044,106	58,000,088	0.6%
	SBA Communications Corp.	867,003	259,858,139	2.5%
	Simon Property Group, Inc.	2,594,300	315,830,082	3.1%
#	STORE Capital Corp.	2,024,365	72,452,023	0.7%
	Sun Communities, Inc.	893,082	148,992,870	1.5%
	UDR, Inc.	2,400,461	111,501,413	1.1%
	Ventas, Inc.	2,973,130	164,889,790	1.6%
	VEREIT, Inc.	1,808,651	86,525,864	0.8%
#	Vornado Realty Trust	1,290,111	59,022,578	0.6%
	Welltower, Inc.	3,309,774	248,332,343	2.4%
	WP Carey, Inc.	1,396,048	104,550,035	1.0%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,760,734,839	17.3%

TOTAL COMMON STOCKS (Cost $5,947,991,682)		10,167,950,697	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	81,585,965	81,585,965	0.8%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	13,537,760	156,631,878	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $6,186,184,703)		$10,406,168,540	101.5%

As of April 30, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	06/18/21	$70,064,080	$74,513,040	$4,448,960

Total Futures Contracts			$70,064,080	$74,513,040	$4,448,960

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,167,834,681	$116,016	—	$10,167,950,697
Temporary Cash Investments	81,585,965	—	—	81,585,965
Securities Lending Collateral	—	156,631,878	—	156,631,878
Futures Contracts**	4,448,960	—	—	4,448,960

TOTAL	$10,253,869,606	$156,747,894	—	$10,410,617,500

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,727,391	—
Investment Securities at Value (including $1,776, $78,025, $0 and $549,047 of securities on loan, respectively)	$399,985	$2,109,622	—	$12,685,938
Temporary Cash Investments at Value & Cost	—	5,447	—	134,681
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,818, $32,002, $0 and $256,261, respectively)	1,818	32,004	—	256,288
Segregated Cash for Futures Contracts	—	—	—	5,962
Foreign Currencies at Value	35	—	—	—
Cash	20,553	—	—	3
Receivables:
Investment Securities Sold	—	800	—	14,750
Dividends and Interest	2,720	1,561	—	3,192
Securities Lending Income	—	7	—	59
Fund Shares Sold	37	2,479	15,228	10,575
Unrealized Gain on Forward Currency Contracts	504	—	—	—
Prepaid Expenses and Other Assets	19	29	193	120

Total Assets	425,671	2,151,949	24,742,812	13,111,568

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,818	32,013	—	256,477
Investment Securities Purchased	12,013	1,438	—	20,928
Fund Shares Redeemed	162	2,809	18,922	19,412
Due to Advisor	38	171	1,803	3,128
Futures Margin Variation	2,840	—	—	786
Unrealized Loss on Forward Currency Contracts	3,266	—	—	—
Accrued Expenses and Other Liabilities	100	241	1,404	1,447

Total Liabilities	20,237	36,672	22,129	302,178

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $71,994 and shares outstanding of 0, 0, 0 and 2,379,647, respectively	N/A	N/A	N/A	$30.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $70,806 and shares outstanding of 0, 0, 0 and 2,352,420, respectively	N/A	N/A	N/A	$30.10

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $405,434; $2,115,277; $24,720,683 and $12,666,590 and shares outstanding of 24,066,315, 81,708,083, 555,152,477 and 418,581,747, respectively	$16.85	$25.89	$44.53	$30.26

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$391,612	$1,123,436	N/A	$7,996,601

Foreign Currencies at Cost	$35	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$293,256	$1,088,123	$13,989,243	$7,813,022
Total Distributable Earnings (Loss)	112,178	1,027,154	10,731,440	4,996,368

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $563,535, $897,681, $1,053,622 and $245,710 of securities on loan, respectively)	$15,262,912	$31,359,871	$32,902,859	$4,979,523
Temporary Cash Investments at Value & Cost	120,228	282,492	290,803	40,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $284,998, $250,147, $349,330 and $107,985, respectively)	285,059	250,166	349,368	108,000
Segregated Cash for Futures Contracts	7,194	14,223	15,235	1,892
Cash	6	8	7	4
Receivables:
Investment Securities Sold	39,595	11,497	47,086	9,753
Dividends and Interest	4,160	20,362	19,340	2,386
Securities Lending Income	75	111	128	30
Fund Shares Sold	11,340	13,639	26,573	2,004
Prepaid Expenses and Other Assets	95	214	260	56

Total Assets	15,730,664	31,952,583	33,651,659	5,143,889

LIABILITIES:
Payables:
Upon Return of Securities Loaned	284,981	250,453	349,629	108,040
Investment Securities Purchased	19,496	8,420	30,992	1,406
Fund Shares Redeemed	15,379	30,027	35,093	4,022
Due to Advisor	4,550	3,085	4,326	1,023
Futures Margin Variation	948	1,875	2,008	249
Accrued Expenses and Other Liabilities	1,917	2,847	3,062	605

Total Liabilities	327,271	296,707	425,110	115,345

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $15,403,393; $31,655,876; $33,226,549 and $5,028,544 and shares outstanding of 346,460,663, 937,645,825, 1,071,671,875 and 201,805,391, respectively	$44.46	$33.76	$31.00	$24.92

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,275,417	$13,533,729	$14,350,584	$2,295,006

NET ASSETS CONSIST OF:
Paid-In Capital	$8,779,420	$13,363,969	$13,770,537	$2,157,168
Total Distributable Earnings (Loss)	6,623,973	18,291,907	19,456,012	2,871,376

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,204,391, $564,627, $104,907 and $218,213 of securities on loan, respectively)	$17,274,110	$7,172,250	$5,170,742	$10,167,951
Temporary Cash Investments at Value & Cost	121,518	61,948	48,204	81,586
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $719,496, $421,301, $7,659 and $156,607, respectively)	719,553	421,330	7,660	156,632
Segregated Cash for Futures Contracts	6,691	3,432	1,903	3,927
Cash	2	3	—	—
Receivables:
Investment Securities Sold	20,113	7,472	10,470	376
Dividends and Interest	3,029	1,621	5,383	4,122
Securities Lending Income	178	207	10	27
Fund Shares Sold	9,034	3,769	4,818	6,159
Prepaid Expenses and Other Assets	135	57	168	68

Total Assets	18,154,363	7,672,089	5,249,358	10,420,848

LIABILITIES:
Payables:
Upon Return of Securities Loaned	719,893	421,324	7,671	156,749
Investment Securities Purchased	11,816	—	14,394	—
Fund Shares Redeemed	13,949	2,452	2,693	6,656
Due to Advisor	4,296	2,440	849	1,239
Futures Margin Variation	802	452	250	518
Accrued Expenses and Other Liabilities	2,048	831	314	1,226

Total Liabilities	752,804	427,499	26,171	166,388

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $17,401,559; $7,244,590; $5,223,187 and $10,254,460 and shares outstanding of 373,970,026, 257,162,844, 287,498,132 and 234,031,328, respectively	$46.53	$28.17	$18.17	$43.82

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$9,607,822	$3,867,051	$3,866,356	$5,947,992

NET ASSETS CONSIST OF:
Paid-In Capital	$8,839,120	$3,251,323	$3,888,853	$6,113,035
Total Distributable Earnings (Loss)	8,562,439	3,993,267	1,334,334	4,141,425

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$230,098	—
Income from Securities Lending	—	—	286	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,310)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	218,074	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $108, respectively)	—	$14,868	—	$107,684
Interest	$1,531	—	—	—
Income from Securities Lending	2	40	—	1,909

Total Fund Investment Income	1,533	14,908	—	109,593

Fund Expenses
Investment Management Fees	253	1,101	24,154	18,181
Accounting & Transfer Agent Fees	44	182	1,302	648
S&P 500® Fees	3	—	—	—
Custodian Fees	7	14	—	61
Shareholder Servicing Fees
Class R1 Shares	—	—	—	26
Class R2 Shares	—	—	—	81
Filing Fees	27	39	168	156
Shareholders’ Reports	12	22	298	212
Directors’/Trustees’ Fees & Expenses	4	15	170	87
Professional Fees	3	12	21	65
Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Other	4	23	55	125

Total Fund Expenses	381	1,408	26,168	19,642

Fees Waived, Expenses Reimbursed by Advisor (Note C)	64	—	11,214	—
Fees Paid Indirectly (Note C)	5	—	—	—

Net Expenses	312	1,408	14,954	19,642

Net Investment Income (Loss)	1,221	13,500	203,120	89,951

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	3,304	36,701	—	476,259
Affiliated Investment Companies Shares Sold	—	(3)	—	6
Transactions Allocated from Affiliated Investment Company**	—	—	474,954	—
Futures	62,774	—	—	16,600
Foreign Currency Transactions	31	—	—	—
Forward Currency Contracts	(3,591)	—	—	—
In-Kind Redemptions	—	11,794	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	443,720	—	4,810,053
Affiliated Investment Companies Shares	—	(2)	—	(27)
Transactions Allocated from Affiliated Investment Company	—	—	7,102,279	—
Futures	46,065	—	—	7,079
Translation of Foreign Currency-Denominated Amounts	(4)	—	—	—
Forward Currency Contracts	(3,366)	—	—	—

Net Realized and Unrealized Gain (Loss)	108,877	492,210	7,577,233	5,309,970

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,098	$505,710	$7,780,353	$5,399,921

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $334, $26, $43 and $14, respectively)	$146,079	$221,794	$230,054	$35,324
Income from Securities Lending	3,044	1,128	1,588	415

Total Investment Income	149,123	222,922	231,642	35,739

Expenses
Investment Management Fees	29,832	19,152	25,195	6,060
Accounting & Transfer Agent Fees	978	2,393	2,361	389
Custodian Fees	70	142	146	32
Filing Fees	146	257	315	55
Shareholders’ Reports	261	202	215	70
Directors’/Trustees’ Fees & Expenses	107	227	238	35
Professional Fees	91	169	177	27
Other	143	310	326	50

Total Expenses	31,628	22,852	28,973	6,718

Net Expenses	31,628	22,852	28,973	6,718

Net Investment Income (Loss)	117,495	200,070	202,669	29,021

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,220,477	517,386	958,820	197,616
Affiliated Investment Companies Shares Sold	2	16	16	(3)
Futures	21,138	37,777	36,869	5,165
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,167,149	7,557,753	8,030,337	1,442,810
Affiliated Investment Companies Shares	(25)	(43)	(48)	(8)
Futures	6,787	22,008	21,113	2,801

Net Realized and Unrealized Gain (Loss)	6,415,528	8,134,897	9,047,107	1,648,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,533,023	$8,334,967	$9,249,776	$1,677,402

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $73, $39, $0 and $0, respectively)	$115,447	$42,264	$40,013	$184,770
Income from Securities Lending	2,286	1,280	57	753

Total Investment Income	117,733	43,544	40,070	185,523

Fund Expenses
Investment Management Fees	25,857	14,977	4,545	7,673
Accounting & Transfer Agent Fees	991	483	417	705
Custodian Fees	88	36	20	47
Filing Fees	143	64	136	87
Shareholders’ Reports	237	95	23	184
Directors’/Trustees’ Fees & Expenses	127	52	38	74
Professional Fees	96	39	19	59
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	18
Other	185	70	41	97

Total Fund Expenses	27,724	15,816	5,239	8,944

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	819

Net Expenses	27,724	15,816	5,239	8,125

Net Investment Income (Loss)	90,009	27,728	34,831	177,398

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,192,476	704,578	38,648	(41,903)
Affiliated Investment Companies Shares Sold	(6)	(13)	—	(1)
Futures	22,654	8,500	5,447	11,414
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,120,944	2,016,710	892,999	2,334,791
Affiliated Investment Companies Shares	(50)	(14)	(1)	(8)
Futures	6,988	4,541	2,761	5,836

Net Realized and Unrealized Gain (Loss)	6,343,006	2,734,302	939,854	2,310,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,433,015	$2,762,030	$974,685	$2,487,527

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,221	$3,570	$13,500	$28,514	$203,120	$517,935
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,304	(5,357)	36,701	(7,109)	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	474,954	(475,431)
Futures	62,774	62,220	—	728	—	—
Foreign Currency Transactions	31	7	—	—	—	—
Forward Currency Contracts	(3,591)	(458)	—	—	—	—
In-Kind Redemptions	—	—	11,794	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	4,838	443,720	71,706	—	—
Affiliated Investment Companies Shares	—	—	(2)	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,102,279	(3,030,639)
Futures	46,065	(29,969)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4)	3	—	—	—	—
Forward Currency Contracts	(3,366)	3,144	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	110,098	37,998	505,710	187,086	7,780,353	(2,988,135)

Distributions:
Institutional Class Shares	(30,329)	(34,948)	(14,029)	(30,188)	(184,161)	(1,034,667)
Capital Share Transactions (1):
Shares Issued	40,825	127,765	174,021	694,531	2,116,290	5,311,976
Shares Issued in Lieu of Cash Distributions	30,299	34,917	12,481	26,468	173,846	972,937
Shares Redeemed	(178,781)	(119,160)	(256,344)	(795,988)	(3,880,722)	(9,203,611)

Net Increase (Decrease) from Capital Share Transactions	(107,657)	43,522	(69,842)	(74,989)	(1,590,586)	(2,918,698)

Total Increase (Decrease) in Net Assets	(27,888)	46,572	421,839	81,909	6,005,606	(6,941,500)
Net Assets
Beginning of Period	433,322	386,750	1,693,438	1,611,529	18,715,077	25,656,577

End of Period	$405,434	$433,322	$2,115,277	$1,693,438	$24,720,683	$18,715,077

(1) Shares Issued and Redeemed:
Shares Issued	2,635	9,759	7,459	38,705	52,995	169,503
Shares Issued in Lieu of Cash Distributions	2,042	2,584	530	1,435	4,354	28,269
Shares Redeemed	(11,427)	(9,117)	(10,923)	(42,089)	(98,145)	(292,814)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,750)	3,226	(2,934)	(1,949)	(40,796)	(95,042)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$89,951	$154,249	$117,495	$181,490	$200,070	$428,436
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	476,259	(208,930)	1,220,477	(549,806)	517,386	(205,702)
Affiliated Investment Companies Shares Sold	6	(87)	2	96	16	(198)
Futures	16,600	30,041	21,138	37,980	37,777	62,649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,810,053	(1,239,691)	5,167,149	(1,439,781)	7,557,753	888,856
Affiliated Investment Companies Shares	(27)	(49)	(25)	(46)	(43)	(77)
Futures	7,079	(6,182)	6,787	(3,779)	22,008	(7,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,399,921	(1,270,649)	6,533,023	(1,773,846)	8,334,967	1,166,306

Distributions:
Class R1 Shares	(479)	(1,803)	—	—	—	—
Class R2 Shares	(568)	(2,386)	—	—	—	—
Institutional Class Shares	(109,856)	(413,733)	(198,412)	(386,451)	(188,942)	(844,109)

Total Distributions	(110,903)	(417,922)	(198,412)	(386,451)	(188,942)	(844,109)

Capital Share Transactions (1):
Shares Issued	1,308,669	2,950,839	1,240,906	3,909,907	2,035,874	5,109,364
Shares Issued in Lieu of Cash Distributions	106,358	397,269	180,496	350,431	184,797	826,332
Shares Redeemed	(2,691,309)	(3,647,254)	(2,833,677)	(5,385,497)	(3,138,754)	(8,422,017)

Net Increase (Decrease) from Capital Share Transactions	(1,276,282)	(299,146)	(1,412,275)	(1,125,159)	(918,083)	(2,486,321)

Total Increase (Decrease) in Net Assets	4,012,736	(1,987,717)	4,922,336	(3,285,456)	7,227,942	(2,164,124)
Net Assets
Beginning of Period	8,796,654	10,784,371	10,481,057	13,766,513	24,427,934	26,592,058

End of Period	$12,809,390	$8,796,654	$15,403,393	$10,481,057	$31,655,876	$24,427,934

(1) Shares Issued and Redeemed:
Shares Issued	49,105	176,340	32,195	157,707	66,332	224,581
Shares Issued in Lieu of Cash Distributions	4,190	19,124	5,137	11,192	6,083	33,942
Shares Redeemed	(103,649)	(205,273)	(74,296)	(205,274)	(102,466)	(366,844)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,354)	(9,809)	(36,964)	(36,375)	(30,051)	(108,321)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$202,669	$431,749	$29,021	$62,792	$90,009	$168,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	958,820	(219,209)	197,616	(33,632)	1,192,476	(308,827)
Affiliated Investment Companies Shares Sold	16	(245)	(3)	—	(6)	(41)
Futures	36,869	70,979	5,165	10,976	22,654	46,362
In-Kind Redemptions	—	—	—	—	—	(35,598)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,030,337	884,643	1,442,810	(329,953)	5,120,944	(811,821)
Affiliated Investment Companies Shares	(48)	(60)	(8)	(10)	(50)	(100)
Futures	21,113	(5,919)	2,801	(835)	6,988	(7,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,249,776	1,161,938	1,677,402	(290,662)	6,433,015	(948,610)

Distributions:
Institutional Class Shares	(190,073)	(1,009,996)	(28,145)	(138,844)	(112,437)	(566,104)
Capital Share Transactions (1):
Shares Issued	2,137,866	5,050,810	340,504	986,322	1,126,375	2,924,772
Shares Issued in Lieu of Cash Distributions	186,902	987,748	27,868	131,363	105,782	535,844
Shares Redeemed	(3,828,227)	(8,349,350)	(601,801)	(1,659,075)	(3,340,906)	(6,148,667)

Net Increase (Decrease) from Capital Share Transactions	(1,503,459)	(2,310,792)	(233,429)	(541,390)	(2,108,749)	(2,688,051)

Total Increase (Decrease) in Net Assets	7,556,244	(2,158,850)	1,415,828	(970,896)	4,211,829	(4,202,765)
Net Assets
Beginning of Period	25,670,305	27,829,155	3,612,716	4,583,612	13,189,730	17,392,495

End of Period	$33,226,549	$25,670,305	$5,028,544	$3,612,716	$17,401,559	$13,189,730

(1) Shares Issued and Redeemed:
Shares Issued	76,587	251,003	15,438	65,693	26,886	104,186
Shares Issued in Lieu of Cash Distributions	6,738	44,273	1,268	7,398	2,680	16,348
Shares Redeemed	(138,223)	(396,679)	(27,390)	(105,588)	(81,113)	(209,613)

Net Increase (Decrease) from Shares Issued and Redeemed	(54,898)	(101,403)	(10,684)	(32,497)	(51,547)	(89,079)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,728	$55,347	$34,831	$44,407	$177,398	$254,435
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	704,578	(40,080)	38,648	(15,559)	(41,903)	(22,481)
Affiliated Investment Companies Shares Sold	(13)	43	—	(7)	(1)	(25)
Futures	8,500	18,436	5,447	2,286	11,414	23,323
In-Kind Redemptions	—	—	—	27,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,016,710	(682,708)	892,999	227,487	2,334,791	(2,026,772)
Affiliated Investment Companies Shares	(14)	(28)	(1)	—	(8)	8
Futures	4,541	(2,304)	2,761	(586)	5,836	(2,293)

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,762,030	(651,294)	974,685	285,546	2,487,527	(1,773,805)

Distributions:
Institutional Class Shares	(32,792)	(181,299)	(31,517)	(40,426)	(218,106)	(234,099)
Capital Share Transactions (1):
Shares Issued	330,604	1,188,177	1,054,669	2,358,261	887,771	2,195,792
Shares Issued in Lieu of Cash Distributions	30,163	167,021	31,387	39,951	191,920	201,446
Shares Redeemed	(965,673)	(1,753,646)	(435,162)	(717,509)	(1,232,207)	(2,923,216)

Net Increase (Decrease) from Capital Share Transactions	(604,906)	(398,448)	650,894	1,680,703	(152,516)	(525,978)

Total Increase (Decrease) in Net Assets	2,124,332	(1,231,041)	1,594,062	1,925,823	2,116,905	(2,533,882)
Net Assets
Beginning of Period	5,120,258	6,351,299	3,629,125	1,703,302	8,137,555	10,671,437

End of Period	$7,244,590	$5,120,258	$5,223,187	$3,629,125	$10,254,460	$8,137,555

(1) Shares Issued and Redeemed:
Shares Issued	13,342	71,569	62,831	171,069	23,039	61,450
Shares Issued in Lieu of Cash Distributions	1,269	8,253	1,845	2,876	5,164	5,475
Shares Redeemed	(38,920)	(103,964)	(25,658)	(51,527)	(32,061)	(83,732)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,309)	(24,142)	39,018	122,418	(3,858)	(16,807)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.06		$14.02	$13.03	$14.54	$12.22	$12.54	$20.01		$18.61	$16.75	$15.93	$13.06	$12.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.12	0.26	0.26	0.18	0.10	0.16		0.32	0.31	0.28	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.87		1.17	1.60	0.52	2.63	0.45	5.89		1.42	1.86	0.81	2.87	0.19

Total from Investment Operations	3.91		1.29	1.86	0.78	2.81	0.55	6.05		1.74	2.17	1.09	3.13	0.44

Less Distributions:
Net Investment Income	(0.13)		(0.11)	(0.30)	(0.25)	(0.13)	(0.08)	(0.17)		(0.31)	(0.31)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(0.99)		(1.14)	(0.57)	(2.04)	(0.36)	(0.79)	—		(0.03)	—	—	—	—

Total Distributions	(1.12)		(1.25)	(0.87)	(2.29)	(0.49)	(0.87)	(0.17)		(0.34)	(0.31)	(0.27)	(0.26)	(0.24)

Net Asset Value, End of Period	$16.85		$14.06	$14.02	$13.03	$14.54	$12.22	$25.89		$20.01	$18.61	$16.75	$15.93	$13.06

Total Return	28.96	%(B)	9.55%	15.67%	5.62%	23.53%	4.75%	30.31	%(B)	9.52%	13.13%	6.82%	24.16%	3.51%

Net Assets, End of Period (thousands)	$405,434		$433,322	$386,750	$327,063	$322,347	$238,413	$2,115,277		$1,693,438	$1,611,529	$1,457,218	$1,212,883	$851,323
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.18%	0.23%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.22%	0.25%	0.23%	0.24%	0.24%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.58	%(C)	0.89%	1.98%	1.94%	1.36%	0.80%	1.38	%(C)	1.68%	1.77%	1.64%	1.74%	1.99%
Portfolio Turnover Rate	41	%(B)	90%	109%	91%	122%	119%	4	%(B)	20%	22%	7%	11%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$31.40		$37.13	$37.41	$38.84	$32.63	$33.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35		0.79	0.83	0.78	0.74	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	13.10		(4.98)	1.45	0.35	6.99	0.71

Total from Investment Operations	13.45		(4.19)	2.28	1.13	7.73	1.41

Less Distributions:
Net Investment Income	(0.32)		(0.73)	(0.76)	(0.73)	(0.70)	(0.70)
Net Realized Gains	—		(0.81)	(1.80)	(1.83)	(0.82)	(1.35)

Total Distributions	(0.32)		(1.54)	(2.56)	(2.56)	(1.52)	(2.05)

Net Asset Value, End of Period	$44.53		$31.40	$37.13	$37.41	$38.84	$32.63

Total Return	42.96	%(B)	(11.56%)	6.97%	2.79%	24.11%	4.58%

Net Assets, End of Period (thousands)	$24,720,683		$18,715,077	$25,656,577	$25,268,336	$23,732,871	$17,673,253
Ratio of Expenses to Average Net Assets (D)	0.24	%(C)	0.27%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	2.38%	2.33%	1.98%	2.03%	2.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.30	$23.45	$25.15	$21.26	$21.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.30	0.28	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.24)	(0.63)	4.66	0.60

Total from Investment Operations	11.92		(2.89)	0.06	(0.35)	4.91	0.84

Less Distributions:
Net Investment Income	(0.24)		(0.27)	(0.27)	(0.26)	(0.24)	(0.27)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.24)		(0.84)	(1.21)	(1.35)	(1.02)	(1.16)

Net Asset Value, End of Period	$30.25		$18.57	$22.30	$23.45	$25.15	$21.26

Total Return	64.42	%(B)	(13.34%)	0.78%	(1.61%)	23.32%	4.21%

Net Assets, End of Period (thousands)	$71,994		$31,832	$56,378	$47,848	$54,960	$35,661
Ratio of Expenses to Average Net Assets	0.44	%(C)	0.47%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.37	%(C)	1.56%	1.34%	1.10%	1.03%	1.16%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.48		$22.18	$23.32	$25.03	$21.16	$21.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.27	0.27	0.24	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	11.67		(3.16)	(0.23)	(0.63)	4.65	0.60

Total from Investment Operations	11.84		(2.89)	0.04	(0.39)	4.86	0.80

Less Distributions:
Net Investment Income	(0.22)		(0.24)	(0.24)	(0.23)	(0.21)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.22)		(0.81)	(1.18)	(1.32)	(0.99)	(1.15)

Net Asset Value, End of Period	$30.10		$18.48	$22.18	$23.32	$25.03	$21.16

Total Return	64.29	%(B)	(13.42%)	0.64%	(1.79%)	23.17%	4.04%

Net Assets, End of Period (thousands)	$70,806		$52,931	$72,669	$108,168	$156,809	$147,945
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.35	%(C)	1.39%	1.21%	0.95%	0.90%	1.00%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.31	$23.46	$25.16	$21.26	$21.56

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.31	0.32	0.30	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.23)	(0.63)	4.67	0.60

Total from Investment Operations	11.94		(2.88)	0.09	(0.33)	4.94	0.85

Less Distributions:
Net Investment Income	(0.25)		(0.29)	(0.30)	(0.28)	(0.26)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.25)		(0.86)	(1.24)	(1.37)	(1.04)	(1.15)

Net Asset Value, End of Period	$30.26		$18.57	$22.31	$23.46	$25.16	$21.26

Total Return	64.54	%(B)	(13.27%)	0.88%	(1.52%)	23.46%	4.29%

Net Assets, End of Period (thousands)	$12,666,590		$8,711,891	$10,655,324	$10,307,146	$10,528,662	$7,884,683
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.65%	1.45%	1.20%	1.13%	1.24%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$32.79	$36.39	$39.07	$32.75	$33.08	$25.24		$24.71	$22.77	$22.01	$18.00	$17.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.44	0.42	0.39	0.31	0.32	0.21		0.41	0.40	0.36	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	17.34		(4.95)	(1.69)	(0.90)	7.71	1.06	8.51		0.93	2.08	0.88	4.12	0.30

Total from Investment Operations	17.66		(4.51)	(1.27)	(0.51)	8.02	1.38	8.72		1.34	2.48	1.24	4.45	0.63

Less Distributions:
Net Investment Income	(0.54)		(0.38)	(0.38)	(0.37)	(0.30)	(0.33)	(0.20)		(0.39)	(0.40)	(0.35)	(0.35)	(0.32)
Net Realized Gains	—		(0.56)	(1.95)	(1.80)	(1.40)	(1.38)	—		(0.42)	(0.14)	(0.13)	(0.09)	(0.21)

Total Distributions	(0.54)		(0.94)	(2.33)	(2.17)	(1.70)	(1.71)	(0.20)		(0.81)	(0.54)	(0.48)	(0.44)	(0.53)

Net Asset Value, End of Period	$44.46		$27.34	$32.79	$36.39	$39.07	$32.75	$33.76		$25.24	$24.71	$22.77	$22.01	$18.00

Total Return	65.11	%(B)	(14.11%)	(3.04%)	(1.48%)	24.67%	4.49%	34.63	%(B)	5.55%	11.18%	5.59%	24.93%	3.68%

Net Assets, End of Period (thousands)	$15,403,393		$10,481,057	$13,766,513	$14,732,615	$15,165,867	$12,613,185	$31,655,876		$24,427,934	$26,592,058	$23,629,726	$20,762,742	$14,960,159
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%	0.16	%(C)	0.18%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.56%	1.26%	1.00%	0.83%	1.01%	1.39	%(C)	1.69%	1.72%	1.55%	1.64%	1.88%
Portfolio Turnover Rate	8	%(B)	18%	19%	27%	24%	19%	1	%(B)	3%	5%	3%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.79		$22.66	$21.25	$20.90	$17.19	$17.26	$17.00		$18.71	$18.40	$19.16	$15.93	$16.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.36	0.34	0.31	0.31	0.14		0.27	0.28	0.26	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	8.19		0.60	1.65	0.53	3.83	0.25	7.92		(1.40)	0.72	(0.10)	3.65	0.24

Total from Investment Operations	8.38		0.96	2.01	0.87	4.14	0.56	8.06		(1.13)	1.00	0.16	3.89	0.49

Less Distributions:
Net Investment Income	(0.17)		(0.33)	(0.37)	(0.32)	(0.31)	(0.30)	(0.14)		(0.25)	(0.27)	(0.25)	(0.23)	(0.25)
Net Realized Gains	—		(0.50)	(0.23)	(0.20)	(0.12)	(0.33)	—		(0.33)	(0.42)	(0.67)	(0.43)	(0.53)

Total Distributions	(0.17)		(0.83)	(0.60)	(0.52)	(0.43)	(0.63)	(0.14)		(0.58)	(0.69)	(0.92)	(0.66)	(0.78)

Net Asset Value, End of Period	$31.00		$22.79	$22.66	$21.25	$20.90	$17.19	$24.92		$17.00	$18.71	$18.40	$19.16	$15.93

Total Return	36.88	%(B)	4.37%	9.78%	4.16%	24.36%	3.47%	47.50	%(B)	(6.12%)	5.92%	0.69%	24.73%	3.28%

Net Assets, End of Period (thousands)	$33,226,549		$25,670,305	$27,829,155	$24,677,650	$22,515,418	$16,851,046	$5,028,544		$3,612,716	$4,583,612	$4,610,769	$4,724,003	$3,822,647
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.30	%(C)	0.32%	0.33%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.63%	1.69%	1.53%	1.59%	1.87%	1.29	%(C)	1.59%	1.53%	1.35%	1.36%	1.64%
Portfolio Turnover Rate	2	%(B)	3%	6%	5%	5%	4%	4	%(B)	13%	6%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.00		$33.80	$35.02	$36.48	$30.14	$30.84	$18.19		$20.78	$21.88	$22.76	$18.58	$19.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.35	0.38	0.39	0.35	0.34	0.10		0.18	0.20	0.17	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	15.58		(2.02)	(0.05)	(0.08)	7.17	0.77	10.00		(2.18)	(0.26)	0.12	5.12	0.60

Total from Investment Operations	15.81		(1.67)	0.33	0.31	7.52	1.11	10.10		(2.00)	(0.06)	0.29	5.28	0.76

Less Distributions:
Net Investment Income	(0.28)		(0.32)	(0.35)	(0.37)	(0.35)	(0.35)	(0.12)		(0.16)	(0.18)	(0.16)	(0.16)	(0.16)
Net Realized Gains	—		(0.81)	(1.20)	(1.40)	(0.83)	(1.46)	—		(0.43)	(0.86)	(1.01)	(0.94)	(1.02)

Total Distributions	(0.28)		(1.13)	(1.55)	(1.77)	(1.18)	(1.81)	(0.12)		(0.59)	(1.04)	(1.17)	(1.10)	(1.18)

Net Asset Value, End of Period	$46.53		$31.00	$33.80	$35.02	$36.48	$30.14	$28.17		$18.19	$20.78	$21.88	$22.76	$18.58

Total Return	51.16	%(B)	(5.08%)	1.41%	0.77%	25.21%	3.89%	55.65	%(B)	(9.87%)	0.24%	1.29%	28.91%	4.32%

Net Assets, End of Period (thousands)	$17,401,559		$13,189,730	$17,392,495	$17,303,451	$16,931,787	$12,977,199	$7,244,590		$5,120,258	$6,351,299	$6,478,316	$6,306,730	$5,128,323
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.36%	0.37%	0.37%	0.37%	0.37%	0.48	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.11	%(C)	1.15%	1.13%	1.06%	1.04%	1.16%	0.84	%(C)	1.00%	0.98%	0.74%	0.75%	0.88%
Portfolio Turnover Rate	4	%(B)	3%	8%	13%	14%	10%	9	%(B)	11%	15%	19%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.61		$13.51	$11.85	$10.93	$10.00		$34.21		$41.90	$34.14	$34.99	$34.32	$33.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.25	0.22	0.19	0.07		0.75		1.01	0.52 **	1.60	0.84	1.09
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55		1.07	1.64	0.89	0.91		9.79		(7.77)	8.09 **	(0.69)	1.12	1.18

Total from Investment Operations	3.68		1.32	1.86	1.08	0.98		10.54		(6.76)	8.61	0.91	1.96	2.27

Less Distributions:
Net Investment Income	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.81)		(0.87)	(0.85)	(1.65)	(0.98)	(0.99)
Net Realized Gains	—		—	—	—	—		(0.12)		(0.06)	—	(0.11)	(0.31)	—

Total Distributions	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.93)		(0.93)	(0.85)	(1.76)	(1.29)	(0.99)

Net Asset Value, End of Period	$18.17		$14.61	$13.51	$11.85	$10.93		$43.82		$34.21	$41.90	$34.14	$34.99	$34.32

Total Return	25.22	%(B)	9.90%	15.88%	9.88%	9.84	%(B)	31.34	%(B)	(16.27%)	25.64%	2.63%	5.86%	6.89%

Net Assets, End of Period (thousands)	$5,223,187		$3,629,125	$1,703,302	$722,728	$141,073		$10,254,460		$8,137,555	$10,671,437	$8,577,658	$8,281,176	$7,260,180
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.76%	1.73%	1.58%	1.45	%(C)(E)	3.93	%(C)	2.73%	1.38%**	4.66%	2.43%	3.15%
Portfolio Turnover Rate	5	%(B)	0%	4%	7%	0	%(B)	3	%(B)	5%	3%	3%	1%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2021, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/21
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	84%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.11	%*
U.S. Large Cap Value Portfolio	0.22	%*
U.S. Targeted Value Portfolio	0.32	%*
U.S. Small Cap Value Portfolio	0.43	%*
U.S. Core Equity 1 Portfolio	0.13	%*
U.S. Core Equity 2 Portfolio	0.17	%*
U.S. Vector Equity Portfolio	0.27	%*
U.S. Small Cap Portfolio	0.32	%*
U.S. Micro Cap Portfolio	0.45	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio	0.23%	0.19%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Vector Equity Portfolio	0.28%	0.25%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Micro Cap Portfolio	0.48%	0.41%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2021, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$24	$64	$813
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,214	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	18	819	4,575
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the Permanent Fee Waiver). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$11
U.S. Large Cap Equity Portfolio	24
U.S. Large Cap Value Portfolio	545
U.S. Targeted Value Portfolio	219
U.S. Small Cap Value Portfolio	418
U.S. Core Equity 1 Portfolio	448
U.S. Core Equity 2 Portfolio	534
U.S. Vector Equity Portfolio	115
U.S. Small Cap Portfolio	345
U.S. Micro Cap Portfolio	195
U.S. High Relative Profitability Portfolio	33
DFA Real Estate Securities Portfolio	214

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$50,779	$32,032	$101,370	$100,381
U.S. Large Cap Equity Portfolio	—	—	72,078	122,674
U.S. Targeted Value Portfolio	—	—	671,572	1,937,772
U.S. Small Cap Value Portfolio	—	—	1,078,739	2,535,212
U.S. Core Equity 1 Portfolio	—	—	412,723	1,238,924
U.S. Core Equity 2 Portfolio	—	—	669,507	2,155,083
U.S. Vector Equity Portfolio	—	—	183,010	404,343

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$650,760	$2,656,899
U.S. Micro Cap Portfolio	—	—	595,458	1,192,866
U.S. High Relative Profitability Portfolio	—	—	872,942	214,418
DFA Real Estate Securities Portfolio	—	—	300,843	489,328

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

Total	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

Total	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

Total	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

Total	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

Total	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

Total	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

Total	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

Total	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

Total	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

Total	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

Total	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2019	$12,487	$8,470	—	$20,957
2020	16,363	18,585	—	34,948
U.S. Large Cap Equity Portfolio
2019	27,531	—	—	27,531
2020	27,356	2,832	—	30,188
U.S. Large Cap Value Portfolio
2019	527,139	1,212,148	—	1,739,287
2020	481,285	553,382	—	1,034,667
U.S. Targeted Value Portfolio
2019	165,860	393,406	—	559,266
2020	144,747	273,175	—	417,922
U.S. Small Cap Value Portfolio
2019	168,204	769,928	—	938,132
2020	154,869	231,582	—	386,451
U.S. Core Equity 1 Portfolio
2019	423,200	148,232	—	571,432
2020	396,684	447,425	—	844,109
U.S. Core Equity 2 Portfolio
2019	443,069	263,127	—	706,196
2020	404,026	605,970	—	1,009,996
U.S. Vector Equity Portfolio
2019	66,053	105,741	—	171,794
2020	58,715	80,129	—	138,844
U.S. Small Cap Portfolio
2019	215,050	555,233	—	770,283
2020	160,316	405,787	—	566,103
U.S. Micro Cap Portfolio
2019	56,095	254,341	—	310,436
2020	49,023	132,276	—	181,299
U.S. High Relative Profitability Portfolio
2019	18,698	—	—	18,698
2020	40,427	—	—	40,427
DFA Real Estate Securities Portfolio
2019	212,725	—	—	212,725
2020	219,888	14,211	—	234,099

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(1,605)	$(2,730)	$(4,335)
U.S. Large Cap Equity Portfolio	(1,602)	—	(1,602)
U.S. Large Cap Value Portfolio	(15,063)	—	(15,063)
U.S. Targeted Value Portfolio	(8,542)	—	(8,542)
U.S. Small Cap Value Portfolio	(28,295)	—	(28,295)
U.S. Core Equity 1 Portfolio	(10,460)	—	(10,460)
U.S. Core Equity 2 Portfolio	(9,019)	—	(9,019)
U.S. Vector Equity Portfolio	(1,714)	—	(1,714)
U.S. Small Cap Portfolio	(6,582)	—	(6,582)
U.S. Micro Cap Portfolio	(1,429)	—	(1,429)
U.S. High Relative Profitability Portfolio	(2,145)	—	(2,145)
DFA Real Estate Securities Portfolio	(16,123)	—	(16,123)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,383	$16,475	—	$2,567	$32,425
U.S. Large Cap Equity Portfolio	2,805	—	$(6,559)	539,241	535,487
U.S. Large Cap Value Portfolio	20,606	—	(505,367)	3,621,058	3,136,297
U.S. Targeted Value Portfolio	30,124	—	(195,592)	(126,967)	(292,435)
U.S. Small Cap Value Portfolio	118,093	—	(568,105)	739,802	289,790
U.S. Core Equity 1 Portfolio	19,210	—	(151,776)	10,278,822	10,146,256
U.S. Core Equity 2 Portfolio	17,721	—	(152,692)	10,531,785	10,396,814
U.S. Vector Equity Portfolio	3,123	—	(23,991)	1,243,100	1,222,232
U.S. Small Cap Portfolio	32,456	—	(295,987)	2,505,740	2,242,209
U.S. Micro Cap Portfolio	7,103	—	(27,761)	1,284,885	1,264,227
U.S. High Relative Profitability Portfolio	3,457	—	(22,636)	410,356	391,177
DFA Real Estate Securities Portfolio	88,449	11,540	—	1,772,235	1,872,224

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

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	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	$6,559	$6,559
U.S. Large Cap Value Portfolio	505,367	505,367
U.S. Targeted Value Portfolio	195,592	195,592
U.S. Small Cap Value Portfolio	568,105	568,105
U.S. Core Equity 1 Portfolio	151,776	151,776
U.S. Core Equity 2 Portfolio	152,692	152,692
U.S. Vector Equity Portfolio	23,991	23,991
U.S. Small Cap Portfolio	295,987	295,987
U.S. Micro Cap Portfolio	27,761	27,761
U.S. High Relative Profitability Portfolio	22,636	22,636
DFA Real Estate Securities Portfolio	—	—

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$395,652	$8,984	$(3,446)	$5,538
U.S. Large Cap Equity Portfolio	1,164,113	999,889	(13,702)	986,187
U.S. Large Cap Value Portfolio	13,945,808	10,762,018	—	10,762,018
U.S. Targeted Value Portfolio	8,393,918	5,048,122	(358,758)	4,689,364
U.S. Small Cap Value Portfolio	9,761,384	6,261,778	(274,222)	5,987,556
U.S. Core Equity 1 Portfolio	14,056,133	18,349,201	(523,041)	17,826,160
U.S. Core Equity 2 Portfolio	14,981,105	19,090,126	(537,813)	18,552,313
U.S. Vector Equity Portfolio	2,441,872	2,764,160	(79,628)	2,684,532
U.S. Small Cap Portfolio	10,488,696	8,185,331	(518,987)	7,666,344
U.S. Micro Cap Portfolio	4,353,995	3,470,825	(165,597)	3,305,228
U.S. High Relative Profitability Portfolio	3,923,251	1,333,232	(28,845)	1,304,387
DFA Real Estate Securities Portfolio	6,341,538	4,378,590	(263,049)	4,115,541

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$32,271	1,214	$10,059	547
Shares Issued in Lieu of Cash Distributions	479	18	1,803	86
Shares Redeemed	(14,783)	(566)	(29,000)	(1,447)

Net Increase (Decrease) — Class R1 Shares	$17,967	666	$(17,138)	(814)

Class R2 Shares
Shares Issued	$7,624	287	$20,468	1,154
Shares Issued in Lieu of Cash Distributions	568	23	2,386	112
Shares Redeemed	(20,841)	(823)	(34,297)	(1,677)

Net Increase (Decrease) — Class R2 Shares	$(12,649)	(513)	$(11,443)	(411)

Institutional Class Shares
Shares Issued	$1,268,775	47,604	$2,920,310	174,640
Shares Issued in Lieu of Cash Distributions	105,311	4,149	393,081	18,926
Shares Redeemed	(2,655,686)	(102,260)	(3,583,956)	(202,150)

Net Increase (Decrease) — Institutional Class Shares	$(1,281,600)	(50,507)	$(270,565)	(8,584)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$147,995	$408,427
U.S. Targeted Value Portfolio	—	97,335
U.S. Small Cap Value Portfolio	—	131,689
U.S. Core Equity 1 Portfolio	—	237,654
U.S. Core Equity 2 Portfolio	—	233,614
U.S. Vector Equity Portfolio	—	31,320
U.S. Small Cap Portfolio	—	95,707
U.S. Micro Cap Portfolio	—	56,418
U.S. High Relative Profitability Portfolio	—	29,820
DFA Real Estate Securities Portfolio	—	63,256

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$29,687	$504	$29,183
U.S. Targeted Value Portfolio	4,197	—	4,197
U.S. Small Cap Value Portfolio	3,464	—	3,464
U.S. Core Equity 1 Portfolio	16,261	—	16,261
U.S. Core Equity 2 Portfolio	17,419	—	17,419

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	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Vector Equity Portfolio	$2,163	—	$2,163
U.S. Small Cap Portfolio	4,945	—	4,945
U.S. Micro Cap Portfolio	3,291	—	3,291
U.S. High Relative Profitability Portfolio	2,175	—	2,175
DFA Real Estate Securities Portfolio	4,449	—	4,449

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(3,266)	$(3,266)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$59,183	$(3,591)	$62,774
U.S. Targeted Value Portfolio	16,600	—	16,600
U.S. Small Cap Value Portfolio	21,138	—	21,138
U.S. Core Equity 1 Portfolio	37,777	—	37,777
U.S. Core Equity 2 Portfolio	36,869	—	36,869
U.S. Vector Equity Portfolio	5,165	—	5,165
U.S. Small Cap Portfolio	22,654	—	22,654
U.S. Micro Cap Portfolio	8,500	—	8,500
U.S. High Relative Profitability Portfolio	5,447	—	5,447
DFA Real Estate Securities Portfolio	11,414	—	11,414

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$42,699	$(3,366)	$46,065
U.S. Targeted Value Portfolio	7,079	—	7,079
U.S. Small Cap Value Portfolio	6,787	—	6,787
U.S. Core Equity 1 Portfolio	22,008	—	22,008
U.S. Core Equity 2 Portfolio	21,113	—	21,113
U.S. Vector Equity Portfolio	2,801	—	2,801
U.S. Small Cap Portfolio	6,988	—	6,988
U.S. Micro Cap Portfolio	4,541	—	4,541
U.S. High Relative Profitability Portfolio	2,761	—	2,761
DFA Real Estate Securities Portfolio	5,836	—	5,836

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Bank of America Corp	—	—	—	—	—	$898	$898	—	—	$898
Citibank, N.A	$390	$390	$(390)	—	—	1,598	1,598	$(390)	—	1,208
HSBC Bank	96	96	(96)	—	—	125	125	(96)	—	29
State Street Bank and Trust	18	18	(18)	—	—	645	645	(18)	—	627

Total	$504	$504	$(504)	—	—	$3,266	$3,266	$(504)	—	$2,762

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Cap Equity Portfolio	0.84%	$723	6	—	$1,439	—
U.S. Small Cap Portfolio	0.84%	21,715	14	$7	56,443	—
U.S. Micro Cap Portfolio	0.84%	6,721	5	1	9,158	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$17,085	$37,799	$12,049
U.S. Targeted Value Portfolio	194,936	200,724	(14,020)
U.S. Small Cap Value Portfolio	291,621	192,541	67,914
U.S. Core Equity 1 Portfolio	78,286	80,994	12,524
U.S. Core Equity 2 Portfolio	65,910	202,571	19,464
U.S. Vector Equity Portfolio	23,181	135,000	43,040
U.S. Small Cap Portfolio	76,464	175,320	30,156
U.S. Micro Cap Portfolio	125,041	87,324	17,751
U.S. High Relative Profitability Portfolio	69,392	19,571	2,049
DFA Real Estate Securities Portfolio	2,174	54,540	378

85

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$47,571
U.S. Targeted Value Portfolio	310,643
U.S. Small Cap Value Portfolio	297,643
U.S. Core Equity 1 Portfolio	671,144
U.S. Core Equity 2 Portfolio	733,027
U.S. Vector Equity Portfolio	145,052
U.S. Small Cap Portfolio	524,014
U.S. Micro Cap Portfolio	164,130
U.S. High Relative Profitability Portfolio	99,697
DFA Real Estate Securities Portfolio	67,624

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

86

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$1,818	—	—	—	$1,818
U.S. Large Cap Equity Portfolio
Common Stocks	32,013	—	—	—	32,013
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	256,477	—	—	—	256,477
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	284,981	—	—	—	284,981
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	250,453	—	—	—	250,453
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	349,629	—	—	—	349,629
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	108,040	—	—	—	108,040
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	719,893	—	—	—	719,893
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	421,324	—	—	—	421,324
U.S. High Relative Profitability Portfolio
Common Stocks	7,671	—	—	—	7,671
DFA Real Estate Securities Portfolio
Common Stocks	156,749	—	—	—	156,749

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

87

N. In-Kind Redemptions:

During the six months ended April 30, 2021, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Equity Portfolio	$11,794

O. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolios’ performance.

Q. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

88

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	69%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	2	82%
U.S. Targeted Value Portfolio-Class R2	5	86%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	74%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	5	86%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	85%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (“the Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

89

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,262.00	0.32%	$1.79

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CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	26.7%
Government	40.4%
Foreign Corporate	18.5%
Foreign Government	11.9%
Supranational	2.5%

100.0%

93

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (45.1%)
AUSTRALIA — (0.4%)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.045%, 11/23/21		2,000	$2,009,333
Glencore Funding, LLC
Ω 4.125%, 03/12/24		2,225	2,408,198
Westpac Banking Corp.
2.100%, 05/13/21		1,000	1,000,517

TOTAL AUSTRALIA			5,418,048

CANADA — (9.9%)
Bank of Montreal
1.610%, 10/28/21	CAD	2,500	2,047,289
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	2,500	2,053,228
1.830%, 04/27/22	CAD	17,000	14,028,613
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω 0.538%, 09/15/22	CAD	10,000	8,173,697
Canadian Government Bond
2.250%, 03/01/24	CAD	24,000	20,524,818
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	25,000	20,639,873
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		750	778,029
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,492,944
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	480	393,587
National Bank of Canada
2.100%, 02/01/23		2,500	2,570,787
Nutrien, Ltd.
3.625%, 03/15/24		3,300	3,549,734
Province of Alberta Canada
1.350%, 09/01/21	CAD	15,000	12,249,685
Province of Quebec Canada
2.250%, 02/22/24	CAD	9,000	7,657,194
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	7,195,879

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
2.850%, 03/08/24	CAD	25,000	$21,411,748

TOTAL CANADA			130,767,105

DENMARK — (0.6%)
Danske Bank A.S.
Ω 5.000%, 01/12/22		784	807,146
Ω 2.700%, 03/02/22		1,000	1,019,478
Ω 5.375%, 01/12/24		5,000	5,569,776
5.375%, 01/12/24		1,000	1,113,955

TOTAL DENMARK			8,510,355

FRANCE — (1.3%)
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	2,054,521
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,653,578
Sanofi
0.875%, 09/22/21	EUR	5,000	6,021,648
Societe Generale SA
Ω 3.250%, 01/12/22		1,000	1,019,382
Ω 3.875%, 03/28/24		6,000	6,485,457

TOTAL FRANCE			17,234,586

GERMANY — (1.7%)
Bayer US Finance II LLC
Ω 3.875%, 12/15/23		3,500	3,763,134
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,100	1,129,234
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	175	214,356
Deutsche Bank AG
3.375%, 05/12/21		2,388	2,389,528
4.250%, 10/14/21		1,300	1,321,996
3.950%, 02/27/23		1,695	1,787,102
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	45,000	5,463,510
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		1,000	1,028,157
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	866,286

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DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GERMANY — (Continued)
Ω 2.700%, 09/26/22	4,000	$4,123,396

TOTAL GERMANY		22,086,699

JAPAN — (1.0%)
American Honda Finance Corp.
1.950%, 05/20/22	1,500	1,525,685
Mitsubishi UFJ Financial Group, Inc.
# 2.190%, 09/13/21	1,000	1,006,894
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r) 1.244%, 09/13/21	2,500	2,508,665
Mizuho Financial Group, Inc.
2.953%, 02/28/22	500	510,977
2.601%, 09/11/22	2,173	2,239,330
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21	560	562,296
Nissan Motor Acceptance Corp.
1.900%, 09/14/21	150	150,664
Nissan Motor Co., Ltd.
3.043%, 09/15/23	770	805,606
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21	3,520	3,537,133

TOTAL JAPAN		12,847,250

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24	6,700	6,704,516
ING Groep NV
3.550%, 04/09/24	5,000	5,405,810
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21	5,000	5,001,946
NXP B.V. / NXP Funding LLC
Ω 4.875%, 03/01/24	1,600	1,775,552

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
1.875%, 05/10/21		1,263	$1,263,356

TOTAL NETHERLANDS			20,151,180

NORWAY — (2.2%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	230,000	29,433,037

SINGAPORE — (2.2%)
Singapore Government Bond
2.000%, 02/01/24	SGD	35,000	27,329,325
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	2,000	2,415,873

TOTAL SINGAPORE			29,745,198

SPAIN — (0.2%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,085,855

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(1.9%)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22		1,500	1,503,045
European Investment Bank
1.500%, 01/26/24	NOK	119,170	14,541,489
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23		8,700	8,703,741

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,748,275

SWITZERLAND — (0.3%)
Credit Suisse AG
3.000%, 10/29/21		500	506,524
Nestle Finance International, Ltd.
2.125%, 09/10/21	EUR	2,875	3,487,203

TOTAL SWITZERLAND			3,993,727

UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
3.875%, 10/15/21		430	436,233

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
4.375%, 04/05/22	1,460	$1,509,806
1.950%, 07/02/23	4,000	4,112,049
HSBC Holdings P.L.C.
3.600%, 05/25/23	3,200	3,407,782
Lloyds Banking Group P.L.C.
3.100%, 07/06/21	1,000	1,004,930
3.000%, 01/11/22	5,400	5,499,799
NatWest Markets P.L.C.
Ω 2.375%, 05/21/23	2,900	3,012,320

TOTAL UNITED KINGDOM		18,982,919

UNITED STATES — (20.5%)
AbbVie, Inc.
2.900%, 11/06/22	6,500	6,741,388
Aetna, Inc.
2.750%, 11/15/22	886	911,525
Air Lease Corp.
2.250%, 01/15/23	2,414	2,476,461
American Express Co.
2.500%, 08/01/22	3,569	3,659,861
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	6,000	6,215,552
Bank of America Corp.
3.300%, 01/11/23	5,000	5,252,744
Boeing Co. (The)
2.200%, 10/30/22	3,500	3,559,047
2.800%, 03/01/23	4,000	4,143,546
Boston Scientific Corp.
3.450%, 03/01/24	2,000	2,145,561
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	8,000	8,567,748
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,059,705
4.350%, 03/15/24	5,000	5,475,323
Capital One Financial Corp.
4.750%, 07/15/21	4,110	4,146,661
Cardinal Health, Inc.
3.200%, 06/15/22	4,654	4,791,612
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.456%, 09/07/21	1,800	1,801,299
CenterPoint Energy, Inc.
3.850%, 02/01/24	2,000	2,168,275
Cigna Corp.
3.750%, 07/15/23	1,163	1,241,818
Citigroup, Inc.
4.500%, 01/14/22	195	200,744

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Discovery Communications LLC
3.800%, 03/13/24	8,000	$8,621,187
Dollar Tree, Inc.
3.700%, 05/15/23	7,278	7,724,234
DuPont de Nemours, Inc.
2.169%, 05/01/23	7,900	7,929,034
Eastman Chemical Co.
3.500%, 12/01/21	400	407,253
3.600%, 08/15/22	1,725	1,780,557
eBay, Inc.
2.750%, 01/30/23	3,800	3,948,913
Edison International
2.400%, 09/15/22	2,400	2,448,073
2.950%, 03/15/23	1,522	1,575,617
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
# 4.500%, 11/01/23	9,000	9,683,037
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,125,044
3.250%, 01/05/23	4,350	4,526,700
5.200%, 03/20/23	1,753	1,898,642
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,234,051
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	1,000	1,011,530
5.750%, 01/24/22	1,000	1,039,392
3.625%, 01/22/23	1,503	1,586,842
3.200%, 02/23/23	4,500	4,719,420
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23	1,200	1,254,106
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,000	10,201,752
JPMorgan Chase & Co.
4.350%, 08/15/21	750	758,823
3.250%, 09/23/22	4,112	4,281,243
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	2,120	2,199,107
Kinder Morgan, Inc.
Ω 5.625%, 11/15/23	4,336	4,806,372
Kroger Co. (The)
2.950%, 11/01/21	2,334	2,358,948
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,118	3,223,477
LyondellBasell Industries NV
5.750%, 04/15/24	8,000	9,043,904
Marathon Petroleum Corp.
4.500%, 05/01/23	7,370	7,895,584

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
2.497%, 04/24/23		7,100	$7,356,202
Morgan Stanley
3.125%, 01/23/23		7,700	8,061,207
3.875%, 04/29/24		2,832	3,091,524
Mylan, Inc.
Ω 3.125%, 01/15/23		5,000	5,200,549
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r) 0.574%, 06/30/21		1,800	1,801,035
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		1,900	1,960,525
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.250%, 01/17/23		4,000	4,244,876
Ω 4.125%, 08/01/23		2,022	2,170,920
Philip Morris International, Inc.
2.900%, 11/15/21		5,159	5,235,055
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,153	1,403,366
Raytheon Technologies Corp.
3.200%, 03/15/24		4,040	4,312,936
Ryder System, Inc.
3.650%, 03/18/24		8,033	8,667,951
Southwest Airlines Co.
4.750%, 05/04/23		4,750	5,137,301
Stellantis NV
5.250%, 04/15/23		7,040	7,631,219
Utah Acquisition Sub, Inc.
3.150%, 06/15/21		1,214	1,216,586
Valero Energy Corp.
2.700%, 04/15/23		6,000	6,238,181
1.200%, 03/15/24		2,000	2,010,530
VMware, Inc.
2.950%, 08/21/22		4,000	4,119,826
Waste Management, Inc.
2.400%, 05/15/23		2,207	2,290,876
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		3,000	3,006,492
Williams Cos., Inc. (The)
3.700%, 01/15/23		7,000	7,316,686
Williams Partners LP
3.350%, 08/15/22		995	1,024,705

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21	994	$994,941

TOTAL UNITED STATES		270,335,201

TOTAL BONDS		596,339,435

U.S. TREASURY OBLIGATIONS — (30.6%)
U.S. Treasury Bill
~« 0.035%, 06/01/21	15,000	14,999,879
U.S. Treasury Notes
0.250%, 03/15/24	137,000	136,764,531
~« 2.125%, 03/31/24	150,000	157,822,266
0.375%, 04/15/24	22,000	22,027,500
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 07/31/22	6,000	6,002,872
(r)~«3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	32,000	32,016,031
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	34,000	34,013,146

TOTAL U.S. TREASURY OBLIGATIONS		403,646,225

TOTAL INVESTMENT SECURITIES (Cost $992,430,289)		999,985,660

COMMERCIAL PAPER — (24.3%)
Banque Et Caisse d’Epargne de l’Etat
0.150%, 06/10/21	26,000	25,997,898
BNG Bank N.V.
Ω 0.150%, 06/01/21	10,000	9,999,262
Caisse Des Depots Et Consignations
Ω 0.137%, 05/04/21	20,000	19,999,867
Ω 0.130%, 06/01/21	9,000	8,999,352
CDP Financial, Inc.
Ω 0.152%, 06/03/21	8,500	8,499,486
Ω 0.140%, 08/24/21	10,000	9,997,003
Commonwealth Bank Of Australia
Ω 0.132%, 05/05/21	3,500	3,499,964
DNB Bank ASA
Ω 0.160%, 06/25/21	16,500	16,498,024

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DNB NOR Bank ASA
Ω 0.160%, 07/30/21	10,000	$9,997,447
Exxon Mobil Corp.
0.200%, 05/24/21	14,000	13,999,533
0.190%, 07/21/21	9,500	9,498,550
FMS Wertmanagement
Ω 0.140%, 05/06/21	13,750	13,749,885
KFW International Finance, Inc.
Ω 0.130%, 05/21/21	5,250	5,249,786
Ω 0.132%, 06/04/21	18,500	18,498,507
National Australia Bank, Ltd.
Ω 0.140%, 05/04/21	14,500	14,499,918
Nederlandse Waterschapsbank NV
Ω 0.140%, 06/03/21	14,500	14,498,672
Nordea Bank Abp
Ω 0.125%, 05/24/21	6,100	6,099,667
NRW Bank
Ω 0.142%, 05/04/21	7,250	7,249,960
Ω 0.127%, 05/26/21	8,750	8,749,551
Royal Bank of Canada
0.142%, 08/26/21	10,500	10,495,904
Skandinaviska Enskilda Banken AG
Ω 0.170%, 07/23/21	2,250	2,249,338

	Face Amount^	Value†
	(000)
Svenska Handelsbanken AB
Ω 0.160%, 08/23/21	28,000	$27,988,551
Swedbank AB
0.175%, 08/24/21	12,000	11,995,476
SwedBank AB
0.175%, 08/25/21	10,500	10,495,973
Total Capital Canada, Ltd.
Ω 0.220%, 05/03/21	23,000	22,999,896
Ω 0.180%, 07/26/21	3,500	3,499,163
Ω 0.173%, 08/18/21	5,000	4,998,274

TOTAL COMMERCIAL PAPER (Cost $320,111,292)		320,304,907

	Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	52,623	608,847

TOTAL INVESTMENTS —(100.0%) (Cost $1,313,150,390)		$1,320,899,414

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,722,723	NOK	414,635,122	State Street Bank and Trust	06/14/21	$907,764

Total Appreciation						$907,764
USD	9,592,148	NOK	80,832,061	Bank of America Corp.	05/04/21	$(118,576)
USD	9,484,799	NOK	80,414,369	Barclays Capital	05/04/21	(175,745)
USD	19,742,601	NOK	167,047,672	Citibank, N.A.	05/04/21	(325,597)
USD	10,104,855	NOK	85,520,247	JP Morgan	05/04/21	(169,082)
NOK	413,814,349	USD	50,620,162	State Street Bank and Trust	05/04/21	(906,761)
USD	13,615,075	EUR	11,369,894	Bank of America Corp.	06/02/21	(62,136)
USD	107,649,276	CAD	134,823,872	Citibank, N.A.	06/07/21	(2,046,866)
USD	27,139,482	SGD	36,571,861	Goldman Sachs International	06/29/21	(337,349)

Total (Depreciation)						$(4,142,112)

Total Appreciation (Depreciation)						$(3,234,348)

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	294	07/14/21	$8,074,554	$9,896,775	$1,822,221
CBOT Soybean Futures	112	07/14/21	7,959,695	8,591,800	632,105
CBOT Soybean Meal Futures	108	07/14/21	4,442,825	4,601,880	159,055
CBOT Soybean Oil Futures	158	07/14/21	4,978,294	5,914,572	936,278
CBOT Wheat Futures	117	07/14/21	3,662,239	4,298,287	636,048
CME Lean Hogs Futures	81	06/14/21	3,259,435	3,555,090	295,655
CME Live Cattle Futures	109	06/30/21	5,259,774	5,082,670	(177,104)
COMEX Copper Futures	76	07/28/21	7,816,703	8,489,200	672,497
COMEX Gold 100 Troy Oz. Futures	100	06/28/21	17,181,106	17,677,000	495,894
COMEX Silver Futures	42	07/28/21	5,339,049	5,433,330	94,281
ICE Brent Crude Oil Futures	164	05/28/21	10,344,425	10,948,640	604,215
ICE Gasoil Futures	78	07/12/21	3,972,638	4,182,750	210,112
KCBT Hard Red Winter Wheat Futures	68	07/14/21	1,942,758	2,391,900	449,142
LME Nickel Futures	43	07/19/21	4,331,465	4,560,150	228,685
LME Nickel Futures	33	05/17/21	3,443,249	3,494,700	51,451
LME Primary Aluminium Futures	108	05/17/21	5,588,056	6,454,350	866,294
LME Primary Aluminium Futures	141	07/19/21	8,053,536	8,447,663	394,127
LME Zinc Futures	59	05/17/21	3,976,179	4,301,838	325,659
LME Zinc Futures	77	07/19/21	5,491,985	5,633,994	142,009
NYBOT CSC ’C’ Coffee Futures	78	07/20/21	3,802,823	4,137,413	334,590
NYBOT CSC No. 11 World Sugar Futures	222	06/30/21	3,733,607	4,221,907	488,300
NYBOT CTN No. 2 Cotton Futures	49	07/08/21	1,992,317	2,157,960	165,643
NYMEX Henry Hub Natural Gas Futures	390	06/28/21	10,473,192	11,614,200	1,141,008
NYMEX NY Harbor ULSD Futures	42	06/30/21	3,205,524	3,394,642	189,118
NYMEX Reformulated Gasoline Blend Futures	45	06/30/21	3,737,008	3,906,063	169,055
WTI Crude Futures	208	06/22/21	12,535,245	13,203,840	668,595

Total			$154,597,681	$166,592,614	$11,994,933
Short Position contracts:
LME Nickel Futures	(10)	07/19/21	(1,045,815)	(1,060,500)	(14,685)
LME Nickel Futures	(33)	05/17/21	(3,320,311)	(3,494,700)	(174,389)
LME Primary Aluminium Futures	(33)	07/19/21	(1,979,315)	(1,977,113)	2,202
LME Primary Aluminium Futures	(108)	05/17/21	(6,128,513)	(6,454,350)	(325,837)
LME Zinc Futures	(18)	07/19/21	(1,313,919)	(1,317,038)	(3,119)
LME Zinc Futures	(59)	05/17/21	(4,196,109)	(4,301,838)	(105,729)

Total			$(17,983,982)	$(18,605,539)	$(621,557)

Total Futures Contracts			$136,613,699	$147,987,075	$11,373,376

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 167,110,649	Discount Rate plus 0.14%	06/30/21	—	—	$3,698,410	$3,698,410

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 182,526,367	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/21	—	—	$2,943,084	$2,943,084
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 176,371,100	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/21	—	—	677,076	677,076
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 105,614,139	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/21	—	—	984,211	984,211
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 190,322,713	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/21	—	—	(114,213)	(114,213)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 113,944,275	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/21	—	—	358,011	358,011
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 375,198,991	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/30/21	—	—	736,882	736,882

Total					—	—	$9,283,461	$9,283,461

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$6,697,937
CBOT Corn Futures	6.70%	11,201,079
NYMEX Light Sweet Crude Oil Futures	8.95%	14,952,588
ICE Brent Crude Oil Futures	7.30%	12,202,922
NYBOT CTN No. 2 Cotton Futures	1.47%	2,454,957
COMEX Gold 100 Troy Oz. Futures	11.92%	19,927,362
COMEX Copper Futures	5.74%	9,592,516
NYMEX NY Harbor ULSD Futures	2.29%	3,829,259
NYBOT CSC ’C’ Coffee Futures	2.81%	4,702,537
KCBT Hard Red Winter Wheat Futures	1.63%	2,717,330
LME Primary Aluminum Futures	4.37%	7,298,201
CME Live Cattle Futures	3.49%	5,838,303
CME Lean Hogs Futures	2.40%	4,014,075
LME Nickel Futures	2.33%	3,899,117

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.90%	4,846,640
NYMEX Henry Hub Natural Gas Futures	7.86%	13,141,699
ICE Gasoil Futures	2.82%	4,709,414
CBOT Soybean Futures	5.80%	9,688,697
NYBOT CSC No. 11 World Sugar Futures	2.86%	4,783,213
COMEX Silver Futures	3.64%	6,079,165
CBOT Soybean Meal Futures	3.12%	5,219,624
CBOT Wheat Futures	2.91%	4,855,580
NYMEX Reformulated Gasoline Blend Futures	2.67%	4,458,434

Total Notional Amount		$167,110,649

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,912,619
CBOT Corn Futures	7.89%	14,403,965
NYMEX Light Sweet Crude Oil Futures	9.03%	16,480,471
ICE Brent Crude Oil Futures	7.52%	13,722,495
NYBOT CTN No. 2 Cotton Futures	1.81%	3,298,455
COMEX Gold 100 Troy Oz. Futures	9.67%	17,656,058
COMEX Copper Futures	5.83%	10,632,628
NYMEX NY Harbor ULSD Futures	1.86%	3,388,724
NYBOT CSC ’C’ Coffee Futures	2.28%	4,170,491
KCBT Hard Red Winter Wheat Futures	1.31%	2,396,428
LME Primary Aluminum Futures	4.43%	8,085,734
CME Live Cattle Futures	2.81%	5,129,333
CME Lean Hogs Futures	2.92%	5,337,517
LME Nickel Futures	1.89%	3,450,800
LME Zinc Futures	2.35%	4,297,245
NYMEX Henry Hub Natural Gas Futures	7.93%	14,467,997
ICE Gasoil Futures	2.86%	5,212,080
CBOT Soybean Futures	6.97%	12,722,384
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,291,618
COMEX Silver Futures	2.96%	5,395,473
CBOT Soybean Meal Futures	3.74%	6,819,902
CBOT Wheat Futures	2.94%	5,362,185
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,891,765

Total Notional Amount		$182,526,367

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,612,060
CBOT Corn Futures	7.89%	13,918,226
NYMEX Light Sweet Crude Oil Futures	9.03%	15,924,707
ICE Brent Crude Oil Futures	7.52%	13,259,737
NYBOT CTN No. 2 Cotton Futures	1.81%	3,187,223
COMEX Gold 100 Troy Oz. Futures	9.67%	17,060,650

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.83%	10,274,068
NYMEX NY Harbor ULSD Futures	1.86%	3,274,447
NYBOT CSC ’C’ Coffee Futures	2.28%	4,029,851
KCBT Hard Red Winter Wheat Futures	1.31%	2,315,615
LME Primary Aluminum Futures	4.43%	7,813,062
CME Live Cattle Futures	2.81%	4,956,358
CME Lean Hogs Futures	2.92%	5,157,522
LME Nickel Futures	1.89%	3,334,430
LME Zinc Futures	2.35%	4,152,330
NYMEX Henry Hub Natural Gas Futures	7.93%	13,980,098
ICE Gasoil Futures	2.86%	5,036,315
CBOT Soybean Futures	6.97%	12,293,352
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,113,171
COMEX Silver Futures	2.96%	5,213,523
CBOT Soybean Meal Futures	3.74%	6,589,917
CBOT Wheat Futures	2.94%	5,181,359
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,693,079

Total Notional Amount		$176,371,100

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,233,102
CBOT Corn Futures	6.70%	7,079,096
NYMEX Light Sweet Crude Oil Futures	8.95%	9,450,054
ICE Brent Crude Oil Futures	7.30%	7,712,262
NYBOT CTN No. 2 Cotton Futures	1.47%	1,551,536
COMEX Gold 100 Troy Oz. Futures	11.92%	12,594,118
COMEX Copper Futures	5.74%	6,062,482
NYMEX NY Harbor ULSD Futures	2.29%	2,420,097
NYBOT CSC ’C’ Coffee Futures	2.81%	2,972,009
KCBT Hard Red Winter Wheat Futures	1.63%	1,717,356
LME Primary Aluminum Futures	4.37%	4,612,472
CME Live Cattle Futures	3.49%	3,689,815
CME Lean Hogs Futures	2.40%	2,536,901
LME Nickel Futures	2.33%	2,464,247
LME Zinc Futures	2.90%	3,063,083
NYMEX Henry Hub Natural Gas Futures	7.86%	8,305,570
ICE Gasoil Futures	2.82%	2,976,355
CBOT Soybean Futures	5.80%	6,123,269
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,022,997
COMEX Silver Futures	3.64%	3,842,040
CBOT Soybean Meal Futures	3.12%	3,298,809
CBOT Wheat Futures	2.91%	3,068,733
NYMEX Reformulated Gasoline Blend Futures	2.67%	2,817,736

Total Notional Amount		$105,614,139

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$9,293,308
CBOT Corn Futures	7.89%	15,019,210
NYMEX Light Sweet Crude Oil Futures	9.03%	17,184,411
ICE Brent Crude Oil Futures	7.52%	14,308,631
NYBOT CTN No. 2 Cotton Futures	1.81%	3,439,344
COMEX Gold 100 Troy Oz. Futures	9.67%	18,410,211
COMEX Copper Futures	5.83%	11,086,785
NYMEX NY Harbor ULSD Futures	1.86%	3,533,468
NYBOT CSC ’C’ Coffee Futures	2.28%	4,348,628
KCBT Hard Red Winter Wheat Futures	1.31%	2,498,788
LME Primary Aluminum Futures	4.43%	8,431,105
CME Live Cattle Futures	2.81%	5,348,425
CME Lean Hogs Futures	2.92%	5,565,501
LME Nickel Futures	1.89%	3,598,195
LME Zinc Futures	2.35%	4,480,795
NYMEX Henry Hub Natural Gas Futures	7.93%	15,085,976
ICE Gasoil Futures	2.86%	5,434,706
CBOT Soybean Futures	6.97%	13,265,802
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,517,642
COMEX Silver Futures	2.96%	5,625,932
CBOT Soybean Meal Futures	3.74%	7,111,204
CBOT Wheat Futures	2.94%	5,591,223
NYMEX Reformulated Gasoline Blend Futures	3.23%	6,143,423

Total Notional Amount		$190,322,713

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,566,984
CBOT Corn Futures	6.70%	7,637,448
NYMEX Light Sweet Crude Oil Futures	8.95%	10,195,411
ICE Brent Crude Oil Futures	7.30%	8,320,554
NYBOT CTN No. 2 Cotton Futures	1.47%	1,673,910
COMEX Gold 100 Troy Oz. Futures	11.92%	13,587,457
COMEX Copper Futures	5.74%	6,540,650
NYMEX NY Harbor ULSD Futures	2.29%	2,610,978
NYBOT CSC ’C’ Coffee Futures	2.81%	3,206,421
KCBT Hard Red Winter Wheat Futures	1.63%	1,852,810
LME Primary Aluminum Futures	4.37%	4,976,273
CME Live Cattle Futures	3.49%	3,980,843
CME Lean Hogs Futures	2.40%	2,736,994
LME Nickel Futures	2.33%	2,658,610
LME Zinc Futures	2.90%	3,304,678
NYMEX Henry Hub Natural Gas Futures	7.86%	8,960,658
ICE Gasoil Futures	2.82%	3,211,110
CBOT Soybean Futures	5.80%	6,606,231
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,261,430
COMEX Silver Futures	3.64%	4,145,074
CBOT Soybean Meal Futures	3.12%	3,558,997

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.91%	3,310,774
NYMEX Reformulated Gasoline Blend Futures	2.67%	3,039,980

Total Notional Amount		$113,944,275

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity —   Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$15,038,295
CBOT Corn Futures	6.70%	25,148,807
NYMEX Light Sweet Crude Oil Futures	8.95%	33,571,744
ICE Brent Crude Oil Futures	7.30%	27,398,159
NYBOT CTN No. 2 Cotton Futures	1.47%	5,511,901
COMEX Gold 100 Troy Oz. Futures	11.92%	44,741,170
COMEX Copper Futures	5.74%	21,537,240
NYMEX NY Harbor ULSD Futures	2.29%	8,597,503
NYBOT CSC ’C’ Coffee Futures	2.81%	10,558,196
KCBT Hard Red Winter Wheat Futures	1.63%	6,100,985
LME Primary Aluminum Futures	4.37%	16,386,016
CME Live Cattle Futures	3.49%	13,108,234
CME Lean Hogs Futures	2.40%	9,012,454
LME Nickel Futures	2.33%	8,754,347
LME Zinc Futures	2.90%	10,881,740
NYMEX Henry Hub Natural Gas Futures	7.86%	29,505,913
ICE Gasoil Futures	2.82%	10,573,636
CBOT Soybean Futures	5.80%	21,753,188
NYBOT CSC No. 11 World Sugar Futures	2.86%	10,739,332
COMEX Silver Futures	3.64%	13,649,019
CBOT Soybean Meal Futures	3.12%	11,719,167
CBOT Wheat Futures	2.91%	10,901,811
NYMEX Reformulated Gasoline Blend Futures	2.67%	10,010,134

Total Notional Amount		$375,198,991

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$5,418,048	—	$5,418,048
Canada	—	130,767,105	—	130,767,105
Denmark	—	8,510,355	—	8,510,355
France	—	17,234,586	—	17,234,586
Germany	—	22,086,699	—	22,086,699
Japan	—	12,847,250	—	12,847,250
Netherlands	—	20,151,180	—	20,151,180
Norway	—	29,433,037	—	29,433,037
Singapore	—	29,745,198	—	29,745,198
Spain	—	2,085,855	—	2,085,855
Supranational Organization Obligations	—	24,748,275	—	24,748,275

104

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$3,993,727	—	$3,993,727
United Kingdom	—	18,982,919	—	18,982,919
United States	—	270,335,201	—	270,335,201
U.S. Treasury Obligations	—	403,646,225	—	403,646,225
Commercial Paper	—	320,304,907	—	320,304,907
Securities Lending Collateral	—	608,847	—	608,847
Forward Currency Contracts**	—	(3,234,348)	—	(3,234,348)
Futures Contracts**	$11,373,376	—	—	11,373,376
Swap Agreements**	—	9,283,461	—	9,283,461

TOTAL	$11,373,376	$1,326,948,527	—	$1,338,321,903

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $610 of securities on loan)	$1,320,290
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $609)	609
Foreign Currencies at Value	146
Cash	144,068
Receivables:
Dividends and Interest	4,139
Securities Lending Income	6
Fund Shares Sold	1,208
Futures Margin Variation	1,671
Unrealized Gain on Swap Contracts	9,398
Unrealized Gain on Forward Currency Contracts	908
Prepaid Expenses and Other Assets	36

Total Assets	1,482,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	627
Investment Securities Purchased	3,094
Fund Shares Redeemed	1,298
Due to Advisor	320
Unrealized Loss on Swap Contracts	114
Unrealized Loss on Forward Currency Contracts	4,142
Accrued Expenses and Other Liabilities	324

Total Liabilities	9,919

NET ASSETS	$1,472,560

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	234,051,542

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.29

Investment Securities at Cost	$1,312,541

Foreign Currencies at Cost	$145

NET ASSETS CONSIST OF:
Paid-In Capital	$1,202,874
Total Distributable Earnings (Loss)	269,686

NET ASSETS	$1,472,560

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$3,655
Income from Securities Lending	7

Total Investment Income	3,662

Expenses
Investment Management Fees	2,190
Accounting & Transfer Agent Fees	103
Custodian Fees	20
Filing Fees	49
Shareholders’ Reports	48
Directors’/Trustees’ Fees & Expenses	10
Professional Fees	12
Other	18

Total Expenses	2,450

Fees Waived, Expenses Reimbursed by Advisor (Note D)	484
Fees Paid Indirectly (Note D)	6

Net Expenses	1,960

Net Investment Income (Loss)	1,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,019
Futures	13,398
Swap Contracts	237,349
Foreign Currency Transactions	28
Forward Currency Contracts	(1,962)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948
Futures	11,253
Swap Contracts	25,348
Translation of Foreign Currency-Denominated Amounts	8
Forward Currency Contracts	(3,604)

Net Realized and Unrealized Gain (Loss)	287,785

Net Increase (Decrease) in Net Assets Resulting from Operations	$289,487

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,702	$14,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,019	(8,646)
Affiliated Investment Companies Shares Sold	—	8
Futures	13,398	(1,240)
Swap Contracts	237,349	(130,322)
Foreign Currency Transactions	28	20
Forward Currency Contracts	(1,962)	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948	6,480
Affiliated Investment Companies Shares	—	(1)
Futures	11,253	(563)
Swap Contracts	25,348	(7,261)
Translation of Foreign Currency-Denominated Amounts	8	(6)
Forward Currency Contracts	(3,604)	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	289,487	(123,348)

Distributions:
Institutional Class Shares	(3,525)	(16,600)
Capital Share Transactions (1):
Shares Issued	275,006	438,853
Shares Issued in Lieu of Cash Distributions	3,293	15,097
Shares Redeemed	(188,128)	(796,619)

Net Increase (Decrease) from Capital Share Transactions	90,171	(342,669)

Total Increase (Decrease) in Net Assets	376,133	(482,617)
Net Assets
Beginning of Period	1,096,427	1,579,044

End of Period	$1,472,560	$1,096,427

(1) Shares Issued and Redeemed:
Shares Issued	48,675	92,161
Shares Issued in Lieu of Cash Distributions	622	2,780
Shares Redeemed	(34,558)	(165,027)

Net Increase (Decrease) from Shares Issued and Redeemed	14,739	(70,086)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$5.00		$5.46	$5.68	$5.98	$5.88	$5.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		0.06	0.11	0.10	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.30		(0.46)	(0.22)	(0.25)	0.11	(0.07)

Total from Investment Operations	1.31		(0.40)	(0.11)	(0.15)	0.18	(0.02)

Less Distributions:
Net Investment Income	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Total Distributions	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Net Asset Value, End of Period	$6.29		$5.00	$5.46	$5.68	$5.98	$5.88

Total Return	26.20	%(B)	(7.41%)	(1.99%)	(2.43%)	3.15%	(0.26%)

Net Assets, End of Period (thousands)	$1,472,560		$1,096,427	$1,579,044	$1,995,988	$1,728,321	$1,598,097
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.33%	0.33%	0.32%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.41%	0.41%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.28	%(C)	1.15%	1.99%	1.61%	1.17%	0.95%
Portfolio Turnover Rate	88	%(B)	71%	38%	78%	102%	159%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

110

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

111

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2021, the Portfolio held a $335,956,003 investment in the Subsidiary, representing 22.81% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the Fee “Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2021, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2021, approximately $484 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$29

F. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$518,576	$488,318	$308,245	$239,050

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

Total	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
DFA Commodity Strategy Portfolio
2019	$36,041	—	—	$36,041
2020	16,600	—	—	16,600

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA Commodity Strategy Portfolio	$(379)	—	$(379)

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As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA Commodity Strategy Portfolio	$2,941	—	$(6,697)	$(12,444)	$(16,200)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,697	$6,697

During the year ended October 31, 2020, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$664

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA Commodity Strategy Portfolio	$2,498,653	$7,991	$(1,138,617)	$(1,130,626)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$203,577	$109,961	$1,136,558

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$22,480	$908	$12,174	$9,398

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(5,057)	$(4,142)	$(801)	$(114)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$248,785	$(1,962)	$13,398	$237,349

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$32,997	$(3,604)	$11,253	$25,348

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Consolidated				of	Consolidated
		Assets	Statement of Assets				Liabilities	Statement of Assets
		Presented	and Liabilities				Presented	and Liabilities
		in the					in the
	Gross	Consolidated				Gross	Consolidated
	Amounts of	Statement				Amounts of	Statement
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$358	$358	$(114)	—	$244	$114	$114	$(114)	—	—
Bank of America Corp	6,641	6,641	(181)	—	6,460	181	181	(181)	—	—
Citibank, N.A	1,661	1,661	(1,661)	—	—	2,372	2,372	(1,661)	—	$711
JP Morgan	—	—	—	—	—	169	169	—	—	169
Barclays Capital	—	—	—	—	—	176	176	—	—	176
Goldman Sachs International	—	—	—	—	—	337	337	—	—	337
State Street Bank and Trust	908	908	(907)	—	1	907	907	(907)	—	—
UBS AG	737	737	—	—	737	—	—	—	—	—

Total	$10,305	$10,305	$(2,863)	—	$7,442	$4,256	$4,256	$(2,863)	—	$1,393

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

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$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

J. Securities Lending:

As of April 30, 2021, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

121

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$627	—	—	—	$627

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

122

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	61%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

123

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,288.80	0.08%	$0.45
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

124

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	11.2%
Consumer Discretionary	12.7%
Consumer Staples	6.0%
Energy	2.7%
Financials	11.4%
Health Care	12.8%
Industrials	8.7%
Information Technology	26.7%
Materials	2.7%
Real Estate	2.5%
Utilities	2.6%

100.0%

125

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.2%)
* Alphabet, Inc., Class A	97,340	$229,089,690	2.0%
* Alphabet, Inc., Class C	93,299	224,861,786	2.0%
AT&T, Inc.	2,308,361	72,505,619	0.6%
Comcast Corp., Class A	1,479,579	83,078,361	0.7%
* Facebook, Inc., Class A	778,579	253,100,461	2.2%
* Netflix, Inc.	143,353	73,607,465	0.7%
Verizon Communications, Inc.	1,339,408	77,404,388	0.7%
* Walt Disney Co. (The)	587,552	109,296,423	1.0%
Other Securities		156,732,988	1.2%

TOTAL COMMUNICATION SERVICES		1,279,677,181	11.1%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	138,542	480,383,302	4.2%
Home Depot, Inc. (The)	348,467	112,788,314	1.0%
McDonald’s Corp.	241,322	56,971,298	0.5%
NIKE, Inc., Class B	411,544	54,578,965	0.5%
* Tesla, Inc.	248,543	176,326,346	1.5%
Other Securities		569,557,216	4.9%

TOTAL CONSUMER DISCRETIONARY		1,450,605,441	12.6%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	1,255,328	67,762,605	0.6%
Costco Wholesale Corp.	143,275	53,311,195	0.5%
PepsiCo, Inc.	446,542	64,373,495	0.6%
Procter & Gamble Co. (The)	797,037	106,340,677	0.9%
Walmart, Inc.	448,724	62,780,975	0.6%
Other Securities		328,173,798	2.8%

TOTAL CONSUMER STAPLES		682,742,745	6.0%

ENERGY — (2.7%)
Chevron Corp.	623,517	64,265,897	0.6%
Exxon Mobil Corp.	1,370,265	78,433,969	0.7%
Other Securities		163,736,542	1.4%

TOTAL ENERGY		306,436,408	2.7%

FINANCIALS — (11.4%)
Bank of America Corp.	2,459,011	99,663,716	0.9%
* Berkshire Hathaway, Inc., Class B	617,147	169,684,568	1.5%
JPMorgan Chase & Co.	987,691	151,916,753	1.3%
Wells Fargo & Co.	1,338,099	60,281,360	0.5%
Other Securities		829,337,260	7.2%

TOTAL FINANCIALS		1,310,883,657	11.4%

HEALTH CARE — (12.8%)
Abbott Laboratories.	573,396	68,853,392	0.6%
AbbVie, Inc.	571,569	63,729,944	0.6%
Danaher Corp.	205,164	52,099,346	0.5%
Johnson & Johnson	850,833	138,456,054	1.2%

126

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Medtronic P.L.C.	436,335	$57,124,978	0.5%
Merck & Co., Inc.	818,995	61,015,128	0.5%
Pfizer, Inc.	1,805,329	69,775,966	0.6%
Thermo Fisher Scientific, Inc.	127,460	59,935,516	0.5%
UnitedHealth Group, Inc.	305,974	122,022,431	1.1%
Other Securities		770,995,075	6.7%

TOTAL HEALTH CARE		1,464,007,830	12.8%

INDUSTRIALS — (8.7%)
Honeywell International, Inc.	225,115	50,209,650	0.4%
Other Securities		949,283,411	8.3%

TOTAL INDUSTRIALS		999,493,061	8.7%

INFORMATION TECHNOLOGY — (26.6%)
Accenture P.L.C., Class A	205,288	59,527,361	0.5%
* Adobe, Inc.	155,145	78,866,409	0.7%
Apple, Inc.	5,107,825	671,474,674	5.8%
Broadcom, Inc.	132,132	60,278,618	0.5%
Cisco Systems, Inc.	1,366,479	69,567,446	0.6%
Intel Corp.	1,315,084	75,656,783	0.7%
Mastercard, Inc., Class A	283,790	108,424,807	0.9%
Microsoft Corp.	2,441,213	615,625,094	5.4%
NVIDIA Corp.	200,677	120,482,457	1.0%
* PayPal Holdings, Inc.	379,078	99,428,369	0.9%
QUALCOMM, Inc.	367,693	51,035,788	0.4%
* salesforce.com, Inc.	297,046	68,415,635	0.6%
Texas Instruments, Inc.	297,857	53,766,167	0.5%
# Visa, Inc., Class A	548,987	128,221,404	1.1%
Other Securities		795,017,738	7.0%

TOTAL INFORMATION TECHNOLOGY		3,055,788,750	26.6%

MATERIALS — (2.7%)
Linde P.L.C.	169,228	48,372,132	0.4%
Other Securities		260,878,228	2.3%

TOTAL MATERIALS.		309,250,360	2.7%

REAL ESTATE — (2.5%)
Other Securities		289,794,602	2.5%

UTILITIES — (2.6%)
NextEra Energy, Inc.	634,359	49,169,166	0.4%
Other Securities		253,798,394	2.2%

TOTAL UTILITIES		302,967,560	2.6%

TOTAL COMMON STOCKS (Cost $3,168,191,845)		11,451,647,595	99.7%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,622,618	18,773,688	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,186,963,689)		$11,470,421,283	99.9%

127

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	150	06/18/21	$31,321,935	$31,308,000	$(13,935)

Total Futures Contracts			$31,321,935	$31,308,000	$(13,935)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,279,677,181	—	—	$1,279,677,181
Consumer Discretionary	1,450,605,441	—	—	1,450,605,441
Consumer Staples	682,742,745	—	—	682,742,745
Energy	306,436,408	—	—	306,436,408
Financials	1,310,883,657	—	—	1,310,883,657
Health Care	1,464,007,830	—	—	1,464,007,830
Industrials	999,493,061	—	—	999,493,061
Information Technology	3,055,788,750	—	—	3,055,788,750
Materials	309,250,360	—	—	309,250,360
Real Estate	289,794,602	—	—	289,794,602
Utilities	302,967,560	—	—	302,967,560
Securities Lending Collateral	—	$18,773,688	—	18,773,688
Futures Contracts**	(13,935)	—	—	(13,935)

TOTAL	$11,451,633,660	$18,773,688	—	$11,470,407,348

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $149,676 of securities on loan)	$11,451,648
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,772)	18,774
Segregated Cash for Futures Contracts	1,650
Cash	13
Receivables:
Investment Securities Sold	25,044
Dividends and Interest	8,184
Securities Lending Income	16
Fund Shares Sold	12,319
Prepaid Expenses and Other Assets	80

Total Assets	11,517,728

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,854
Fund Shares Redeemed	9,164
Due to Advisor	489
Line of Credit	1,864
Futures Margin Variation	269
Accrued Expenses and Other Liabilities	1,748

Total Liabilities	32,388

NET ASSETS	$11,485,340

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,485,340 and shares outstanding of 366,112,042	$31.37

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,168,192

NET ASSETS CONSIST OF:
Paid-In Capital	$2,807,218
Total Distributable Earnings (Loss)	8,678,122

NET ASSETS	$11,485,340

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands )

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$87,447
Income from Securities Lending	129

Total Investment Income	87,576

Fund Expenses
Investment Management Fees	3,224
Accounting & Transfer Agent Fees	899
S&P 500® Fees	48
Custodian Fees	62
Filing Fees	87
Shareholders’ Reports	93
Directors’/Trustees’ Fees & Expenses	86
Professional Fees	64
Previously Waived Fees Recovered by Advisor (Note C)	17
Other	106

Total Fund Expenses	4,686

Fees Waived, Expenses Reimbursed by Advisor (Note C)	387

Net Expenses	4,299

Net Investment Income (Loss)	83,277

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	463,835
Affiliated Investment Companies Shares Sold	1
Futures	4,437
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267
Affiliated Investment Companies Shares	(5)
Futures	392

Net Realized and Unrealized Gain (Loss)	2,607,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,691,204

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,277	$176,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	463,835	293,769
Affiliated Investment Companies Shares Sold	1	(79)
Futures	4,437	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267	437,733
Affiliated Investment Companies Shares	(5)	(2)
Futures	392	(629)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,691,204	912,633

Distributions:
Institutional Class Shares	(322,865)	(239,888)
Capital Share Transactions (1):
Shares Issued	659,334	1,829,642
Shares Issued in Lieu of Cash Distributions	300,218	221,900
Shares Redeemed	(1,405,312)	(2,947,917)

Net Increase (Decrease) from Capital Share Transactions	(445,760)	(896,375)

Total Increase (Decrease) in Net Assets	1,922,579	(223,630)
Net Assets
Beginning of Period	9,562,761	9,786,391

End of Period	$11,485,340	$9,562,761

(1) Shares Issued and Redeemed:
Shares Issued	22,824	80,394
Shares Issued in Lieu of Cash Distributions	10,890	9,448
Shares Redeemed	(48,602)	(125,721)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,888)	(35,879)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.10		$23.48	$21.06	$20.05	$16.67	$16.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.44	0.44	0.41	0.37	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	6.91		1.77	2.50	1.05	3.50	0.38

Total from Investment Operations	7.13		2.21	2.94	1.46	3.87	0.73

Less Distributions:
Net Investment Income	(0.23)		(0.47)	(0.39)	(0.39)	(0.39)	(0.34)
Net Realized Gains	(0.63)		(0.12)	(0.13)	(0.06)	(0.10)	(0.14)

Total Distributions	(0.86)		(0.59)	(0.52)	(0.45)	(0.49)	(0.48)

Net Asset Value, End of Period	$31.37		$25.10	$23.48	$21.06	$20.05	$16.67

Total Return	28.88	%(B)	9.63%	14.29%	7.25%	23.55%	4.54%

Net Assets, End of Period (thousands)	$11,485,340		$9,562,761	$9,786,391	$8,517,069	$7,996,178	$6,365,936
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.55	%(C)	1.83%	2.02%	1.90%	1.99%	2.17%
Portfolio Turnover Rate	3	%(B)	3%	3%	5%	7%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

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Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$17	$387	$2,146

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$323

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$269,542	$975,148

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

Total	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2019	$154,842	$59,465	—	$214,307
2020	190,450	49,437	—	239,887

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(19,942)	$(21,516)	$(41,458)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$17,253	$235,339	$6,057,514	$6,310,106

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,273,663	$8,355,664	$(72,206)	$8,283,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$22,660

*	Average Notional Value of contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(14)	$(14)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$4,437	$4,437

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$392	$392

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Company Portfolio	0.83%	$5,475	43	$5	$21,830	$1,864

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

I. Securities Lending:

As of April 30, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$134,150

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,854	—	—	—	$18,854

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,430.40	0.11%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	11.1%
Consumer Discretionary	7.9%
Consumer Staples	5.3%
Energy	7.0%
Financials	22.1%
Health Care	15.0%
Industrials	13.5%
Information Technology	10.1%
Materials	7.4%
Real Estate	0.4%
Utilities	0.2%

100.0%

143

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
AT&T, Inc.	22,876,258	$718,543,264	2.5%
#* Charter Communications, Inc., Class A	833,857	561,560,997	1.9%
Comcast Corp., Class A	14,400,427	808,583,976	2.8%
* T-Mobile US, Inc.	1,353,820	178,880,237	0.6%
* Walt Disney Co. (The)	2,214,740	411,985,935	1.4%
Other Securities		534,266,266	1.8%

TOTAL COMMUNICATION SERVICES		3,213,820,675	11.0%

CONSUMER DISCRETIONARY — (7.8%)
DR Horton, Inc.	3,010,530	295,904,994	1.0%
General Motors Co.	5,294,855	302,971,603	1.0%
Other Securities		1,691,521,047	5.8%

TOTAL CONSUMER DISCRETIONARY		2,290,397,644	7.8%

CONSUMER STAPLES — (5.3%)
Mondelez International, Inc., Class A	3,319,883	201,882,085	0.7%
Walgreens Boots Alliance, Inc.	3,491,883	185,418,987	0.6%
Walmart, Inc.	2,527,593	353,635,537	1.2%
Other Securities		792,753,678	2.7%

TOTAL CONSUMER STAPLES		1,533,690,287	5.2%

ENERGY — (6.9%)
Chevron Corp.	2,770,962	285,603,053	1.0%
ConocoPhillips	5,763,685	294,754,851	1.0%
Exxon Mobil Corp.	7,551,546	432,250,493	1.5%
Valero Energy Corp.	2,205,565	163,123,587	0.6%
Other Securities		848,362,583	2.8%

TOTAL ENERGY		2,024,094,567	6.9%

FINANCIALS — (21.9%)
Bank of America Corp.	8,991,364	364,419,983	1.3%
Bank of New York Mellon Corp. (The)	3,558,490	177,497,481	0.6%
* Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769	1.9%
Capital One Financial Corp.	1,585,334	236,341,593	0.8%
Citigroup, Inc.	5,316,841	378,771,753	1.3%
Fifth Third Bancorp	4,644,985	188,307,692	0.6%
Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752	1.3%
JPMorgan Chase & Co.	6,549,745	1,007,416,278	3.4%
Morgan Stanley	4,295,101	354,560,588	1.2%
PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036	0.7%
Travelers Cos., Inc. (The)	1,133,690	175,336,495	0.6%
Truist Financial Corp.	2,893,413	171,608,325	0.6%
Wells Fargo & Co.	5,521,821	248,758,036	0.9%
Other Securities		1,963,947,982	6.7%

TOTAL FINANCIALS		6,415,217,763	21.9%

HEALTH CARE — (14.9%)
Anthem, Inc.	953,275	361,663,002	1.2%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp.	1,367,085	$340,417,836	1.2%
CVS Health Corp.	4,946,131	377,884,408	1.3%
Danaher Corp.	966,870	245,526,968	0.8%
Humana, Inc.	517,327	230,334,673	0.8%
* Laboratory Corp. of America Holdings	758,731	201,723,811	0.7%
Medtronic P.L.C.	2,765,500	362,059,260	1.2%
Pfizer, Inc.	17,926,314	692,852,036	2.4%
Thermo Fisher Scientific, Inc.	758,947	356,879,648	1.2%
Other Securities		1,180,553,592	4.0%

TOTAL HEALTH CARE		4,349,895,234	14.8%

INDUSTRIALS — (13.4%)
Eaton Corp. P.L.C.	1,431,708	204,634,024	0.7%
FedEx Corp.	1,020,334	296,213,163	1.0%
Kansas City Southern	679,296	198,497,084	0.7%
Norfolk Southern Corp.	884,445	246,972,422	0.8%
Raytheon Technologies Corp.	2,172,797	180,863,622	0.6%
Republic Services, Inc.	1,835,706	195,135,548	0.7%
Other Securities		2,596,474,707	8.9%

TOTAL INDUSTRIALS		3,918,790,570	13.4%

INFORMATION TECHNOLOGY — (10.0%)
Corning, Inc.	3,975,481	175,756,015	0.6%
HP, Inc.	9,358,742	319,226,690	1.1%
Intel Corp.	12,816,923	737,357,580	2.5%
* Micron Technology, Inc.	4,258,919	366,565,158	1.3%
Other Securities		1,325,095,685	4.5%

TOTAL INFORMATION TECHNOLOGY		2,924,001,128	10.0%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,292,912	199,595,711	0.7%
Linde P.L.C.	730,934	208,930,175	0.7%
Nucor Corp.	2,076,465	170,810,011	0.6%
Other Securities		1,576,136,151	5.4%

TOTAL MATERIALS		2,155,472,048	7.4%

REAL ESTATE — (0.4%)
Other Securities		106,481,972	0.4%

UTILITIES — (0.2%)
Other Securities		68,456,331	0.2%

TOTAL COMMON STOCKS		29,000,318,219	99.0%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		199,263	0.0%

TOTAL PREFERRED STOCKS		199,263	0.0%

TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

145

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	222,859,229	$222,859,229	0.8%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	2,132,008	24,667,334	0.1%

TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045	99.9%

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $319,517 of securities on loan)	$29,000,517
Temporary Cash Investments at Value & Cost	222,859
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,662)	24,667
Segregated Cash for Futures Contracts	10,769
Foreign Currencies at Value	6
Receivables:
Investment Securities Sold	49,095
Dividends and Interest	30,559
Securities Lending Income	44
Prepaid Expenses and Other Assets	33

Total Assets	29,338,549

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,984
Investment Securities Purchased	16,835
Due to Advisor	2,374
Futures Margin Variation	1,419
Accrued Expenses and Other Liabilities	2,338

Total Liabilities	47,950

NET ASSETS	$29,290,599

Investment Securities at Cost	$16,169,332

Foreign Currencies at Cost	$6

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$272,502
Income from Securities Lending	338

Total Investment Income	272,840

Expenses
Investment Management Fees	13,282
Accounting & Transfer Agent Fees	551
Custodian Fees	114
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	200
Professional Fees	154
Other	268

Total Expenses	14,578

Net Expenses	14,578

Net Investment Income (Loss)	258,262

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	543,424
Affiliated Investment Companies Shares Sold	18
Futures	29,584
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403
Affiliated Investment Companies Shares	(23)
Futures	13,286

Net Realized and Unrealized Gain (Loss)	8,974,692

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,232,954

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$258,262	$647,521
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	543,424	(556,816)
Affiliated Investment Companies Shares Sold	18	(345)
Futures	29,584	70,664
Foreign Currency Transactions	—	(1)
In-Kind Redemptions	—	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403	(3,555,408)
Affiliated Investment Companies Shares	(23)	(15)
Futures	13,286	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,232,954	(3,367,751)

Transactions in Interest:
Contributions	207,771	715,292
Withdrawals	(2,304,531)	(5,122,814)

Net Increase (Decrease) from Transactions in Interest	(2,096,760)	(4,407,522)

Total Increase (Decrease) in Net Assets	7,136,194	(7,775,273)
Net Assets
Beginning of Period	22,154,405	29,929,678

End of Period	$29,290,599	$22,154,405

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	43.04	%(B)	(11.42%)	7.15%	2.95%	24.31%	4.75%
Net Assets, End of Period (thousands)	$29,290,599		$22,154,405	$29,929,678	$29,242,795	$27,676,546	$20,916,568
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.94	%(C)	2.53%	2.50%	2.14%	2.19%	2.39%
Portfolio Turnover Rate	2	%(B)	4%	10%	13%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

150

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

151

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

152

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$662

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$611,224	$2,476,600

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

Total	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,396,089	$13,643,271	$(812,080)	$12,831,191

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

153

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

	Forward Currency Contracts*	Futures**
The U.S. Large Cap Value Series	$58	$171,261

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,206	$9,206

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$29,584	$29,584

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$13,286	$13,286

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$197,453	$302,074	$88,478

J. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$301,283

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions The U.S. Large Cap Value Series
Common Stocks	$24,984	—	—	—	$24,984

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

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On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-001SD 00262271

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio	DFA International Real Estate Securities	World Core Equity Portfolio
Portfolio
International Core Equity Portfolio		Selectively Hedged Global Equity
	DFA Global Real Estate Securities	Portfolio
Global Small Company Portfolio	Portfolio
Emerging Markets Portfolio
International Small Company Portfolio	DFA International Small Cap Value
Japanese Small Company Portfolio	Portfolio	Emerging Markets Small Cap Portfolio
Asia Pacific Small Company Portfolio	International Vector Equity Portfolio	Emerging Markets Value Portfolio
United Kingdom Small Company	International High Relative Profitability	Emerging Markets Core Equity Portfolio
Portfolio	Portfolio	Emerging Markets Targeted Value
Continental Small Company Portfolio	World ex U.S. Value Portfolio	Portfolio
World ex U.S. Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,296.70	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,328.60	0.26%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,438.30	0.47%	$2.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,347.40	0.49%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,109.50	0.50%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,323.90	0.50%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,490.30	0.58%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,425.70	0.50%	$3.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,289.10	0.27%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,304.20	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,389.60	0.59%	$3.50
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,363.80	0.44%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,254.00	0.29%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,400.20	0.46%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.10	0.33%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.16	0.33%	$1.66
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,333.40	0.30%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,335.00	0.34%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,265.70	0.41%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,345.90	0.66%	$3.84
Hypothetical 5% Annual Return	$1,000.00	$1,021.52	0.66%	$3.31
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,351.50	0.74%	$4.31
Institutional Class Shares	$1,000.00	$1,353.50	0.49%	$2.86
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.13	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.37	0.49%	$2.46
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,294.10	0.45%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,394.50	0.85%	$5.05
Hypothetical 5% Annual Return	$1,000.00	$1,020.58	0.85%	$4.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	6.3%
Consumer Discretionary	13.6%
Consumer Staples	10.1%
Energy	3.6%
Financials	16.3%
Health Care	10.4%
Industrials	16.4%
Information Technology	7.9%
Materials	10.4%
Real Estate	1.6%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	43.8%
Real Estate	56.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	10.3%
Consumer Discretionary	16.0%
Consumer Staples	12.1%
Energy	1.7%
Financials	5.5%
Health Care	12.7%
Industrials	18.4%
Information Technology	11.1%
Materials	9.0%
Real Estate	0.6%
Utilities	2.6%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	11.0%
Consumer Staples	4.7%
Energy	2.8%
Financials	15.4%
Health Care	4.7%
Industrials	17.2%
Information Technology	13.0%
Materials	18.1%
Real Estate	7.9%
Utilities	2.2%

100.0%

International Core Equity Portfolio
Communication Services	6.0%
Consumer Discretionary	14.5%
Consumer Staples	7.5%
Energy	4.3%
Financials	15.3%
Health Care	6.9%
Industrials	19.3%
Information Technology	7.4%
Materials	13.1%
Real Estate	2.5%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	14.4%
Consumer Staples	4.3%
Energy	6.0%
Financials	21.4%
Health Care	2.4%
Industrials	24.4%
Information Technology	3.3%
Materials	16.1%
Real Estate	3.4%
Utilities	1.3%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	6.1%
Consumer Discretionary	13.9%
Consumer Staples	7.3%
Energy	4.4%
Financials	15.1%
Health Care	6.2%
Industrials	16.4%
Information Technology	11.5%
Materials	12.6%
Real Estate	3.4%
Utilities	3.1%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	14.0%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.1%
Health Care	5.1%
Industrials	21.3%
Information Technology	6.8%
Materials	13.5%
Real Estate	2.6%
Utilities	2.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.8%
Consumer Discretionary	13.4%
Consumer Staples	6.0%
Energy	4.3%
Financials	15.4%
Health Care	4.2%
Industrials	8.5%
Information Technology	20.7%
Materials	11.9%
Real Estate	4.0%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	842,811	$30,674,850	0.5%
Commonwealth Bank of Australia	343,963	23,546,529	0.4%
CSL, Ltd.	137,898	28,806,122	0.5%
National Australia Bank, Ltd.	811,247	16,601,500	0.3%
Other Securities		257,469,362	4.5%

TOTAL AUSTRALIA		357,098,363	6.2%

AUSTRIA — (0.1%)
Other Securities		9,362,418	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	18,829,463	0.3%
Other Securities		35,375,253	0.6%

TOTAL BELGIUM		54,204,716	0.9%

CANADA — (8.6%)
# Royal Bank of Canada 780087102	216,240	20,629,296	0.4%
Royal Bank of Canada 780087953	335,579	32,027,639	0.6%
Toronto-Dominion Bank (The)	286,785	19,716,469	0.3%
Other Securities		460,457,819	7.9%

TOTAL CANADA		532,831,223	9.2%

DENMARK — (2.2%)
Novo Nordisk A.S., Class B	541,515	39,946,178	0.7%
Other Securities		95,528,190	1.6%

TOTAL DENMARK		135,474,368	2.3%

FINLAND — (1.2%)
Other Securities		72,177,678	1.2%

FRANCE — (9.2%)
Air Liquide SA	137,694	23,187,984	0.4%
* Airbus SE	183,285	22,041,789	0.4%
* Cie de Saint-Gobain	273,872	17,279,990	0.3%
# Kering SA	22,325	17,889,277	0.3%
# L’Oreal SA	51,173	20,953,805	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	69,704,474	1.2%
Orange SA	1,406,145	17,511,023	0.3%
# Sanofi	173,630	18,203,763	0.3%
# Schneider Electric SE	116,541	18,594,786	0.3%
# Total SE	595,320	26,311,808	0.5%
Other Securities		314,587,588	5.4%

TOTAL FRANCE		566,266,287	9.8%

GERMANY — (6.8%)
Bayer AG	332,314	21,503,478	0.4%
Daimler AG	284,777	25,344,789	0.4%
Deutsche Post AG	337,563	19,881,500	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	1,271,712	$24,474,142	0.4%
SAP SE	248,559	34,803,391	0.6%
Siemens AG	130,592	21,787,300	0.4%
Other Securities		270,973,645	4.7%

TOTAL GERMANY		418,768,245	7.2%

HONG KONG — (2.5%)
AIA Group, Ltd.	3,249,000	41,238,163	0.7%
Hong Kong Exchanges & Clearing, Ltd.	349,451	21,075,748	0.4%
Other Securities		95,393,124	1.6%

TOTAL HONG KONG		157,707,035	2.7%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	354,355	16,750,361	0.3%
Other Securities		24,831,699	0.4%

TOTAL IRELAND		41,582,060	0.7%

ISRAEL — (0.5%)
Other Securities		28,938,358	0.5%

ITALY — (2.2%)
Enel SpA	2,271,536	22,554,824	0.4%
Other Securities		115,530,072	2.0%

TOTAL ITALY		138,084,896	2.4%

JAPAN — (21.0%)
KDDI Corp.	742,300	22,439,310	0.4%
Nintendo Co., Ltd.	30,500	17,496,410	0.3%
Recruit Holdings Co., Ltd.	399,800	18,025,974	0.3%
SoftBank Group Corp.	425,976	38,384,956	0.7%
Sony Group Corp.	401,800	40,171,522	0.7%
Tokyo Electron, Ltd.	47,700	21,664,751	0.4%
Toyota Motor Corp.	608,523	45,532,229	0.8%
Other Securities		1,090,288,869	18.7%

TOTAL JAPAN		1,294,004,021	22.3%

NETHERLANDS — (3.6%)
ASML Holding NV ACI02GTQ9	30,871	20,039,480	0.4%
ASML Holding NV N07059210	74,284	48,143,460	0.8%
Koninklijke Ahold Delhaize NV	678,021	18,246,839	0.3%
Other Securities		133,884,869	2.3%

TOTAL NETHERLANDS.		220,314,648	3.8%

NEW ZEALAND — (0.4%)
Other Securities		22,535,033	0.4%

NORWAY — (0.6%)
Other Securities		40,218,670	0.7%

PORTUGAL — (0.2%)
Other Securities		10,569,916	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.7%)
Other Securities		$45,724,041	0.8%

SPAIN — (1.9%)
Iberdrola SA	2,107,236	28,477,067	0.5%
Other Securities		87,705,544	1.5%

TOTAL SPAIN		116,182,611	2.0%

SWEDEN — (3.0%)
Other Securities		185,603,574	3.2%

SWITZERLAND — (7.3%)
Nestle SA	915,482	109,245,100	1.9%
Novartis AG	442,743	37,782,068	0.6%
Roche Holding AG 711038901	227,381	74,161,583	1.3%
Other Securities		226,517,950	3.9%

TOTAL SWITZERLAND		447,706,701	7.7%

UNITED KINGDOM — (12.6%)
# AstraZeneca P.L.C., Sponsored ADR	570,883	30,296,761	0.5%
BP P.L.C., Sponsored ADR	713,472	17,950,968	0.3%
Diageo P.L.C., Sponsored ADR	105,239	18,874,615	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	267,962	22,792,848	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	788,894	28,250,294	0.5%
Unilever P.L.C., Sponsored ADR	500,291	29,377,088	0.5%
Other Securities		626,472,709	10.9%

TOTAL UNITED KINGDOM		774,015,283	13.4%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		5,669,370,159	97.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	72,623	18,908,085	0.3%
Other Securities		18,612,697	0.4%

TOTAL GERMANY		37,520,782	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		260,368	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,781,219,017)		5,707,151,309

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	39,253,088	454,158,230	7.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,235,349,235)		$6,161,309,539	106.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	259	06/18/21	$51,807,368	$54,058,480	$2,251,112

Total Futures Contracts			$51,807,368	$54,058,480	$2,251,112

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,241,189	$350,857,174	—	$357,098,363
Austria	—	9,362,418	—	9,362,418
Belgium	—	54,204,716	—	54,204,716
Canada	529,817,946	3,013,277	—	532,831,223
Denmark	4,110,659	131,363,709	—	135,474,368
Finland	65,183	72,112,495	—	72,177,678
France	6,053,173	560,213,114	—	566,266,287
Germany	15,335,501	403,432,744	—	418,768,245
Hong Kong	658,483	157,048,552	—	157,707,035
Ireland	16,750,361	24,831,699	—	41,582,060
Israel	8,179,713	20,758,645	—	28,938,358
Italy	7,550,251	130,534,645	—	138,084,896
Japan	29,867,710	1,264,136,311	—	1,294,004,021
Netherlands	64,041,604	156,273,044	—	220,314,648
New Zealand	—	22,535,033	—	22,535,033
Norway	79,281	40,139,389	—	40,218,670
Portugal	—	10,569,916	—	10,569,916
Singapore	—	45,724,041	—	45,724,041
Spain	3,361,443	112,821,168	—	116,182,611
Sweden	—	185,603,574	—	185,603,574
Switzerland	34,112,255	413,594,446	—	447,706,701
United Kingdom	222,280,177	551,735,106	—	774,015,283
United States	14	—	—	14
Preferred Stocks
Germany	—	37,520,782	—	37,520,782
Rights/Warrants
France	—	260,368	—	260,368
Securities Lending Collateral	—	454,158,230	—	454,158,230
Futures Contracts**	2,251,112	—	—	2,251,112

TOTAL.	$950,756,055	$5,212,804,596	—	$6,163,560,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$177,204	0.0%

COMMON STOCKS — (93.2%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	4,074,214	148,284,616	0.5%
Commonwealth Bank of Australia	1,042,706	71,380,082	0.2%
CSL, Ltd.	345,823	72,240,492	0.2%
Fortescue Metals Group, Ltd.	5,627,697	97,366,540	0.3%
Rio Tinto, Ltd.	692,143	64,331,163	0.2%
Other Securities		1,746,060,866	5.3%

TOTAL AUSTRALIA		2,199,663,759	6.7%

AUSTRIA — (0.6%)
Other Securities		188,315,763	0.6%

BELGIUM — (1.2%)
# Anheuser-Busch InBev SA	913,054	64,673,859	0.2%
Other Securities		332,320,866	1.0%

TOTAL BELGIUM		396,994,725	1.2%

CANADA — (9.7%)
Bank of Montreal 063671101	835,441	78,815,504	0.3%
Bank of Nova Scotia (The) 064149107	969,869	61,770,957	0.2%
Canadian Natural Resources, Ltd.	3,046,549	92,554,159	0.3%
Magna International, Inc.	679,722	64,192,434	0.2%
# National Bank of Canada	1,008,670	73,330,961	0.2%
# Royal Bank of Canada 780087102	1,145,629	109,293,007	0.3%
Royal Bank of Canada 780087953	886,501	84,607,601	0.3%
Other Securities		2,780,488,392	8.4%

TOTAL CANADA		3,345,053,015	10.2%

CHINA — (0.0%)
Other Securities		3,028,108	0.0%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	891,477	65,761,980	0.2%
Other Securities		656,894,494	2.0%

TOTAL DENMARK		722,656,474	2.2%

FINLAND — (1.7%)
Other Securities		567,974,763	1.7%

FRANCE — (7.5%)
* Cie de Saint-Gobain	974,295	61,473,271	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	82,719,680	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	187,162,306	0.6%
Orange SA	6,982,935	86,959,979	0.3%
Teleperformance	180,912	69,858,133	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
# Total SE	2,092,369	$92,478,014	0.3%
# Vinci SA	563,434	61,825,438	0.2%
Other Securities		1,941,014,195	5.8%

TOTAL FRANCE		2,583,491,016	7.9%

GERMANY — (6.4%)
Allianz SE.	283,403	73,576,189	0.2%
Bayerische Motoren Werke AG	951,135	95,313,397	0.3%
Daimler AG	1,594,514	141,909,706	0.4%
Deutsche Telekom AG	5,639,652	108,535,302	0.3%
Other Securities		1,795,556,774	5.5%

TOTAL GERMANY		2,214,891,368	6.7%

HONG KONG — (2.5%)
AIA Group, Ltd.	10,843,200	137,628,084	0.4%
Other Securities		729,395,471	2.2%

TOTAL HONG KONG		867,023,555	2.6%

IRELAND — (0.8%)
Other Securities		274,958,543	0.8%

ISRAEL — (0.7%)
Other Securities		244,930,706	0.8%

ITALY — (2.6%)
Stellantis NV BMD8F9905	5,866,422	97,311,987	0.3%
Other Securities		793,662,605	2.4%

TOTAL ITALY.		890,974,592	2.7%

JAPAN — (20.7%)
Hitachi, Ltd.	1,307,985	64,742,270	0.2%
KDDI Corp.	2,262,100	68,382,007	0.2%
SoftBank Group Corp.	2,260,363	203,682,648	0.6%
Sony Group Corp.	1,141,000	114,075,926	0.4%
Tokyo Electron, Ltd.	132,700	60,270,703	0.2%
Toyota Motor Corp.	2,411,895	180,468,043	0.6%
Other Securities		6,432,531,167	19.5%

TOTAL JAPAN.		7,124,152,764	21.7%

NETHERLANDS — (3.3%)
ASML Holding NV ACI02GTQ9	109,259	70,924,547	0.2%
ASML Holding NV N07059210	180,590	117,040,379	0.4%
Koninklijke Ahold Delhaize NV	3,769,401	101,441,776	0.3%
Other Securities		860,765,093	2.6%

TOTAL NETHERLANDS		1,150,171,795	3.5%

NEW ZEALAND — (0.5%)
Other Securities		163,933,082	0.5%

NORWAY — (0.9%)
Other Securities		310,989,531	1.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PORTUGAL — (0.2%)
Other Securities		$73,283,126	0.2%

SINGAPORE — (0.8%)
Other Securities		281,153,595	0.9%

SPAIN — (1.8%)
Iberdrola SA	8,225,934	111,164,839	0.4%
Other Securities		524,423,798	1.5%

TOTAL SPAIN		635,588,637	1.9%

SWEDEN — (3.2%)
Volvo AB, Class B	2,990,796	73,036,938	0.2%
Other Securities		1,040,248,218	3.2%

TOTAL SWEDEN		1,113,285,156	3.4%

SWITZERLAND — (6.4%)
Nestle SA	2,748,677	328,001,527	1.0%
Novartis AG, Sponsored ADR	953,193	81,250,171	0.3%
Roche Holding AG 711038901	634,350	206,896,797	0.6%
Sika AG	258,120	77,090,778	0.2%
Other Securities		1,522,019,003	4.7%

TOTAL SWITZERLAND		2,215,258,276	6.8%

UNITED KINGDOM — (13.1%)
Ashtead Group P.L.C	958,609	61,591,509	0.2%
# AstraZeneca P.L.C., Sponsored ADR	1,444,584	76,664,073	0.2%
BP P.L.C., Sponsored ADR	3,664,680	92,203,349	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	3,103,515	96,891,738	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	1,793,636	152,566,678	0.5%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	117,509,656	0.4%
Vodafone Group P.L.C	49,455,687	93,332,704	0.3%
Other Securities		3,820,219,078	11.5%

TOTAL UNITED KINGDOM		4,510,978,785	13.7%

UNITED STATES — (0.1%)
Other Securities		18,219,478	0.1%

TOTAL COMMON STOCKS		32,096,970,612	97.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	363,964	94,761,470	0.3%
Other Securities		130,713,006	0.4%

TOTAL GERMANY		225,474,476	0.7%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		3,328,998	0.0%

FRANCE — (0.0%)
Other Security		2,902,128	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Securities		$333,329	0.0%

TOTAL RIGHTS/WARRANTS		6,564,455	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,709,977,609)		32,329,186,747

		Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	181,623,338	2,101,382,016	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $25,811,212,898)		$34,430,568,763	104.9%

As of April 30, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,380	06/18/21	$274,245,151	$288,033,600	$13,788,449

Total Futures Contracts			$274,245,151	$288,033,600	$13,788,449

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$56,678,153	$2,142,985,606	—	$2,199,663,759
Austria	68,796	188,246,967	—	188,315,763
Belgium	10,052,665	386,942,060	—	396,994,725
Canada	3,336,151,976	8,901,039	—	3,345,053,015
China	—	3,028,108	—	3,028,108
Denmark	44,021,178	678,635,296	—	722,656,474
Finland	—	567,974,763	—	567,974,763
France	55,786,495	2,527,704,521	—	2,583,491,016
Germany	52,403,697	2,162,487,671	—	2,214,891,368
Hong Kong	1,896,501	865,127,054	—	867,023,555
Ireland	48,931,393	226,027,150	—	274,958,543
Israel	34,143,563	210,787,143	—	244,930,706
Italy	26,087,527	864,887,065	—	890,974,592
Japan	160,012,379	6,964,140,385	—	7,124,152,764
Netherlands	185,346,146	964,825,649	—	1,150,171,795
New Zealand	259,238	163,673,844	—	163,933,082
Norway	13,754,679	297,234,852	—	310,989,531
Portugal	403,168	72,879,958	—	73,283,126
Singapore	7,761	281,145,834	—	281,153,595
Spain	10,229,090	625,359,547	—	635,588,637
Sweden	1,301,339	1,111,983,817	—	1,113,285,156
Switzerland	129,451,348	2,085,806,928	—	2,215,258,276

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$861,334,407	$3,649,644,378	—	$4,510,978,785
United States	5,832,560	12,386,918	—	18,219,478
Preferred Stocks
Germany	—	225,474,476	—	225,474,476
Rights/Warrants
Canada	—	3,328,998	—	3,328,998
France	—	2,902,128	—	2,902,128
Switzerland	—	333,329	—	333,329
Bonds
Germany	—	177,204	—	177,204
Securities Lending Collateral	—	2,101,382,016	—	2,101,382,016
Futures Contracts**	13,788,449	—	—	13,788,449

TOTAL	$5,047,942,508	$29,396,414,704	—	$34,444,357,212

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,087,417	$50,597,507
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		11,680,671
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		11,042,662
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,103,765
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		4,037,933
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,321,290
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		3,179,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,579,865)		$88,963,206

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,963,206	—	—	$88,963,206

TOTAL	$88,963,206	—	—	$88,963,206

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$5,394,374,505
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,580,442,419
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,971,749,546
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,491,293,169
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,421,523,724

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.		$12,859,383,363

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $138,441,228)	138,441,228	138,441,228

TOTAL INVESTMENTS — (100.0%) (Cost $9,667,254,443)		$12,997,824,591

As of April 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	635	06/18/21	$128,245,616	$132,537,200	$4,291,584

Total Futures Contracts			$128,245,616	$132,537,200	$4,291,584

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,859,383,363	—	—	$12,859,383,363
Temporary Cash Investments	138,441,228	—	—	138,441,228
Futures Contracts**	4,291,584	—	—	4,291,584

TOTAL	$13,002,116,175	—	—	$13,002,116,175

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$504,464,742

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$504,464,742

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$492,838,380

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$492,838,380

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$29,658,975

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$29,658,975

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$761,357,619

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$761,357,619

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (18.1%)
Charter Hall Group	5,149,567	$55,626,991	1.0%
Dexus	11,487,947	90,177,911	1.6%
Goodman Group	18,086,342	263,745,135	4.6%
GPT Group (The) 636586000	21,422,667	76,249,130	1.3%
Mirvac Group	43,033,031	89,165,103	1.6%
Scentre Group	56,973,544	119,244,868	2.1%
Stockland	26,330,833	94,887,721	1.7%
Vicinity Centres	43,300,242	52,915,376	0.9%
Other Securities		246,620,471	4.2%

TOTAL AUSTRALIA		1,088,632,706	19.0%

BELGIUM — (3.3%)
Aedifica SA	375,233	45,837,924	0.8%
Cofinimmo SA	295,859	45,359,081	0.8%
Warehouses De Pauw CVA	1,471,574	51,899,791	0.9%
Other Securities		57,200,573	1.0%

TOTAL BELGIUM		200,297,369	3.5%

CANADA — (5.3%)
# Canadian Apartment Properties REIT	912,082	40,545,223	0.7%
Other Securities		276,283,388	4.8%

TOTAL CANADA		316,828,611	5.5%

CHINA — (0.2%)
Other Securities		11,323,658	0.2%

FRANCE — (4.0%)
Covivio	569,759	50,828,829	0.9%
Gecina SA	507,548	74,293,631	1.3%
Klepierre SA	2,190,146	58,128,919	1.0%
Other Securities		54,806,180	0.9%

TOTAL FRANCE		238,057,559	4.1%

GERMANY — (0.7%)
Other Securities		41,563,584	0.7%

HONG KONG — (4.3%)
# Link REIT	22,565,223	212,859,085	3.7%
Other Securities		46,905,059	0.8%

TOTAL HONG KONG		259,764,144	4.5%

IRELAND — (0.4%)
Other Securities		21,936,173	0.4%

ITALY — (0.1%)
Other Securities		5,336,422	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (25.0%)
Activia Properties, Inc.	7,350	$33,891,820	0.6%
Advance Residence Investment Corp.	14,560	46,371,248	0.8%
# Daiwa House REIT Investment Corp.	21,415	57,353,716	1.0%
GLP J-Reit	44,613	74,840,005	1.3%
Industrial & Infrastructure Fund Investment Corp.	20,630	37,355,189	0.7%
Japan Metropolitan Fund Invest	77,010	75,890,459	1.3%
Japan Prime Realty Investment Corp.	9,285	37,691,686	0.7%
Japan Real Estate Investment Corp.	14,414	89,340,682	1.6%
# Kenedix Office Investment Corp.	4,722	34,770,561	0.6%
Nippon Building Fund, Inc.	16,125	105,828,199	1.8%
Nippon Prologis REIT, Inc.	24,212	77,586,715	1.4%
Nomura Real Estate Master Fund, Inc.	46,633	73,682,784	1.3%
Orix JREIT, Inc.	29,357	51,784,998	0.9%
# Sekisui House Reit, Inc.	45,541	37,893,197	0.7%
United Urban Investment Corp.	33,176	49,527,293	0.9%
Other Securities		619,713,872	10.6%

TOTAL JAPAN		1,503,522,424	26.2%

MALAYSIA — (0.5%)
Other Securities		28,382,595	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion S.A. de C.V.	34,256,947	42,277,912	0.7%
Other Securities		49,322,906	0.9%

TOTAL MEXICO		91,600,818	1.6%

NETHERLANDS — (2.8%)
# Unibail—Rodamco-Westfield	8,828,971	36,023,221	0.6%
* Unibail—Rodamco-Westfield (BFYM460)	1,117,588	92,035,203	1.6%
Other Securities		41,470,961	0.7%

TOTAL NETHERLANDS		169,529,385	2.9%

NEW ZEALAND — (1.3%)
Other Securities		79,192,867	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	35,010,180	81,584,861	1.4%
# CapitaLand Mall Trust	49,496,611	79,856,008	1.4%
Mapletree Commercial Trust	23,891,006	39,191,375	0.7%
Mapletree Industrial Trust	18,122,658	38,447,054	0.7%
Mapletree Logistics Trust	31,819,897	47,495,587	0.8%
Other Securities		275,324,174	4.8%

TOTAL SINGAPORE		561,899,059	9.8%

SOUTH AFRICA — (1.8%)
# Growthpoint Properties, Ltd.	37,990,804	38,021,013	0.7%
Other Securities		71,108,061	1.2%

TOTAL SOUTH AFRICA		109,129,074	1.9%

SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,190,383	32,364,758	0.6%
Merlin Properties Socimi SA	4,278,879	47,291,646	0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Security		$6,390,492	0.1%

TOTAL SPAIN		86,046,896	1.5%

TAIWAN — (0.3%)
Other Securities		17,059,518	0.3%

TURKEY — (0.3%)
Other Securities		15,047,391	0.3%

UNITED KINGDOM — (13.3%)
Big Yellow Group P.L.C	2,008,014	33,226,110	0.6%
British Land Co. P.L.C. (The)	10,191,017	73,030,539	1.3%
# Derwent London P.L.C	1,271,431	58,482,565	1.0%
# Hammerson P.L.C	61,511,742	33,878,703	0.6%
Land Securities Group P.L.C	8,117,743	80,893,767	1.4%
Segro P.L.C	13,291,170	184,648,604	3.2%
Tritax Big Box REIT P.L.C	20,548,677	53,998,300	0.9%
UNITE Group P.L.C. (The)	3,341,281	53,754,595	0.9%
Other Securities		229,723,672	4.1%

TOTAL UNITED KINGDOM		801,636,855	14.0%

TOTAL COMMON STOCKS (Cost $4,924,523,837)		5,646,787,108	98.4%

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	31,213,152	361,136,166	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,285,634,036)		$6,007,923,274	104.7%

As of April 30, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	196	06/18/21	$39,673,730	$40,909,120	$1,235,390

Total Futures Contracts			$39,673,730	$40,909,120	$1,235,390

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$599,978	$1,088,032,728	—	$1,088,632,706
Belgium	—	200,297,369	—	200,297,369
Canada	316,828,611	—	—	316,828,611
China	—	11,323,658	—	11,323,658

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$238,057,559	—	$238,057,559
Germany	—	41,563,584	—	41,563,584
Hong Kong	—	259,764,144	—	259,764,144
Ireland	—	21,936,173	—	21,936,173
Italy	—	5,336,422	—	5,336,422
Japan	—	1,503,522,424	—	1,503,522,424
Malaysia	—	28,382,595	—	28,382,595
Mexico	$91,600,818	—	—	91,600,818
Netherlands	—	169,529,385	—	169,529,385
New Zealand	—	79,192,867	—	79,192,867
Singapore	—	561,899,059	—	561,899,059
South Africa	—	109,129,074	—	109,129,074
Spain	—	86,046,896	—	86,046,896
Taiwan	—	17,059,518	—	17,059,518
Turkey	—	15,047,391	—	15,047,391
United Kingdom	—	801,636,855	—	801,636,855
Securities Lending Collateral	—	361,136,166	—	361,136,166
Futures Contracts**	1,235,390	—	—	1,235,390

TOTAL	$410,264,797	$5,598,893,867	—	$6,009,158,664

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (55.7%)
UNITED STATES — (55.7%)
	Alexandria Real Estate Equities, Inc.	588,622	$106,599,444	1.1%
	American Homes 4 Rent, Class A	1,186,265	43,939,271	0.5%
	American Tower Corp.	1,810,314	461,213,698	4.8%
	Apartment Income REIT Corp.	623,693	28,159,741	0.3%
	AvalonBay Communities, Inc.	595,358	114,308,736	1.2%
	Boston Properties, Inc.	631,669	69,073,005	0.7%
	Brixmor Property Group, Inc.	1,242,580	27,759,237	0.3%
	Camden Property Trust.	412,976	49,755,349	0.5%
	Crown Castle International Corp.	1,754,602	331,725,054	3.5%
	CubeSmart	817,598	34,617,099	0.4%
	CyrusOne, Inc.	504,870	36,769,682	0.4%
	Digital Realty Trust, Inc.	1,029,871	158,919,363	1.7%
	Duke Realty Corp.	1,595,075	74,202,889	0.8%
	Equinix, Inc.	361,302	260,412,030	2.7%
	Equity LifeStyle Properties, Inc.	725,843	50,373,504	0.5%
	Equity Residential	1,590,294	118,047,524	1.2%
	Essex Property Trust, Inc.	277,372	80,582,113	0.8%
	Extra Space Storage, Inc.	558,306	83,014,519	0.9%
	Federal Realty Investment Trust	306,103	34,540,663	0.4%
	First Industrial Realty Trust, Inc.	541,190	26,935,026	0.3%
	Gaming and Leisure Properties, Inc.	922,508	42,887,397	0.4%
	Healthpeak Properties, Inc.	2,298,884	78,943,677	0.8%
	Host Hotels & Resorts, Inc.	2,961,527	53,781,330	0.6%
	Invitation Homes, Inc.	2,420,656	84,868,194	0.9%
#	Iron Mountain, Inc.	1,203,218	48,273,106	0.5%
	Kilroy Realty Corp.	438,525	30,056,504	0.3%
	Kimco Realty Corp.	1,799,801	37,795,821	0.4%
	Lamar Advertising Co., Class A.	361,884	35,840,991	0.4%
	Life Storage, Inc.	315,971	30,352,126	0.3%
	Medical Properties Trust, Inc.	2,423,399	53,435,948	0.6%
	Mid-America Apartment Communities, Inc.	488,169	76,803,553	0.8%
	National Retail Properties, Inc.	733,684	34,057,611	0.4%
	Omega Healthcare Investors, Inc..	971,409	36,913,548	0.4%
	Prologis, Inc	3,087,440	359,779,334	3.7%
	Public Storage	665,891	187,221,914	2.0%
	Realty Income Corp.	1,593,474	110,188,727	1.1%
	Regency Centers Corp.	709,222	45,149,047	0.5%
	Rexford Industrial Realty, Inc.	550,843	30,599,329	0.3%
	SBA Communications Corp.	465,813	139,613,472	1.5%
	Simon Property Group, Inc.	1,393,026	169,586,985	1.8%
#	STORE Capital Corp.	1,063,612	38,066,674	0.4%
	Sun Communities, Inc.	467,523	77,996,862	0.8%
	UDR, Inc.	1,265,344	58,775,229	0.6%
	Ventas, Inc.	1,598,887	88,674,273	0.9%
	VEREIT, Inc.	945,047	45,211,058	0.5%
	Vornado Realty Trust	681,037	31,157,443	0.3%
	Welltower, Inc.	1,786,156	134,015,285	1.4%
	WP Carey, Inc.	736,447	55,152,516	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$976,840,528	9.9%

TOTAL UNITED STATES		5,382,986,429	56.1%

TOTAL COMMON STOCKS		5,382,986,429	56.1%

		Value†
AFFILIATED INVESTMENT COMPANIES — (43.4%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	684,384,564	3,326,108,983	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	19,908,210	872,377,734	9.1%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,198,486,717	43.8%

TOTAL INVESTMENT SECURITIES (Cost $7,776,090,687)		9,581,473,146

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	7,507,649	86,863,504	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $7,862,944,244)		$9,668,336,650	100.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,382,937,360	$49,069	—	$5,382,986,429
Affiliated Investment Companies	4,198,486,717	—	—	4,198,486,717
Securities Lending Collateral	—	86,863,504	—	86,863,504

TOTAL	$9,581,424,077	$86,912,573	—	$9,668,336,650

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (8.3%)
# Bank of Queensland, Ltd.	9,304,552	$64,486,608	0.5%
Cleanaway Waste Management, Ltd.	33,503,982	73,451,483	0.6%
Downer EDI, Ltd.	10,342,407	44,678,437	0.4%
IGO, Ltd.	12,206,257	69,746,973	0.6%
OZ Minerals, Ltd.	5,156,423	94,074,460	0.8%
Other Securities		705,465,750	5.5%

TOTAL AUSTRALIA		1,051,903,711	8.4%

AUSTRIA — (1.1%)
Other Securities		134,859,487	1.1%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	364,335	58,255,129	0.5%
Other Securities		154,189,225	1.2%

TOTAL BELGIUM.		212,444,354	1.7%

CANADA — (10.4%)
Alamos Gold, Inc., Class A	7,318,623	58,649,015	0.5%
Canadian Western Bank	1,903,542	52,344,888	0.4%
# Centerra Gold, Inc.	4,794,889	44,237,108	0.4%
iA Financial Corp., Inc.	837,546	47,166,688	0.4%
Linamar Corp.	950,360	55,692,495	0.5%
# Tourmaline Oil Corp.	3,301,772	71,238,655	0.6%
# TransAlta Corp. 89346D958	5,631,938	55,350,292	0.4%
Yamana Gold, Inc.	12,743,274	58,369,306	0.5%
Other Securities		883,034,646	6.9%

TOTAL CANADA.		1,326,083,093	10.6%

CHINA — (0.0%)
Other Securities		1,352,842	0.0%

DENMARK — (2.4%)
* Jyske Bank A.S.	1,162,241	56,605,066	0.4%
Sydbank A.S.	1,555,575	46,371,740	0.4%
Other Securities		199,981,594	1.6%

TOTAL DENMARK		302,958,400	2.4%

FINLAND — (2.6%)
Cargotec Oyj, Class B	859,524	49,774,572	0.4%
Kemira Oyj	2,611,092	42,651,873	0.4%
Konecranes Oyj	1,051,929	48,417,177	0.4%
Metsa Board Oyj	3,941,514	50,148,685	0.4%
Other Securities		133,031,103	1.0%

TOTAL FINLAND		324,023,410	2.6%

FRANCE — (4.2%)
* Elis SA	2,927,943	52,398,635	0.4%
# Rexel SA	3,152,678	61,972,974	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,213,881	3.3%

TOTAL FRANCE		526,585,490	4.2%

GERMANY — (6.3%)
Aurubis AG	1,080,610	92,893,046	0.7%
* Commerzbank AG	12,822,650	84,554,593	0.7%
Lanxess AG	1,120,503	82,460,478	0.7%
Other Securities		545,387,373	4.3%

TOTAL GERMANY		805,295,490	6.4%

GREECE — (0.0%)
Other Securities		2,065	0.0%

HONG KONG — (2.6%)
Other Securities		327,218,582	2.6%

IRELAND — (0.1%)
Other Securities		15,515,064	0.1%

ISRAEL — (0.9%)
Other Securities		117,004,084	0.9%

ITALY — (3.6%)
# Banco BPM SpA	17,759,706	50,512,100	0.4%
* Unipol Gruppo SpA	9,915,226	54,187,891	0.4%
Other Securities		353,886,590	2.9%

TOTAL ITALY		458,586,581	3.7%

JAPAN — (20.1%)
Other Securities		2,551,354,045	20.4%

NETHERLANDS — (3.0%)
APERAM SA.	1,083,382	56,073,070	0.5%
ASR Nederland NV	2,674,123	116,793,439	0.9%
# SBM Offshore NV.	4,305,804	74,742,672	0.6%
* Signify NV	957,970	54,402,229	0.4%
Other Securities		81,017,778	0.7%

TOTAL NETHERLANDS.		383,029,188	3.1%

NEW ZEALAND — (0.4%)
Other Securities		44,759,341	0.4%

NORWAY — (0.9%)
Other Securities		113,490,085	0.9%

PORTUGAL — (0.2%)
Other Securities		26,720,582	0.2%

SINGAPORE — (1.0%)
Other Securities		131,221,231	1.0%

SPAIN — (2.3%)
Bankinter SA	8,287,687	45,321,614	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$249,642,436	2.0%

TOTAL SPAIN		294,964,050	2.4%

SWEDEN — (3.6%)
Bure Equity AB	972,895	44,402,957	0.4%
* Peab AB, Class B	3,101,307	44,738,150	0.4%
Other Securities		372,798,281	2.9%

TOTAL SWEDEN		461,939,388	3.7%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	56,898,860	0.5%
Helvetia Holding AG	363,508	43,702,668	0.4%
Siegfried Holding AG	64,976	59,756,184	0.5%
Other Securities		458,736,289	3.5%

TOTAL SWITZERLAND		619,094,001	4.9%

UNITED KINGDOM — (16.0%)
Aggreko P.L.C.	5,041,797	60,072,443	0.5%
Bellway P.L.C.	2,512,616	125,341,985	1.0%
Centamin P.L.C.	29,655,139	43,974,024	0.4%
Close Brothers Group P.L.C.	3,168,810	69,507,474	0.6%
Grafton Group P.L.C.	5,485,861	90,375,572	0.7%
Man Group P.L.C.	19,409,926	45,118,474	0.4%
* Meggitt P.L.C.	8,865,721	57,031,473	0.5%
Paragon Banking Group P.L.C.	6,581,748	42,762,787	0.3%
Redrow P.L.C.	6,726,728	64,208,881	0.5%
* Royal Mail P..L.C.	11,498,732	78,779,845	0.6%
* Travis Perkins P.L.C.	4,856,929	103,138,270	0.8%
Vesuvius P.L.C.	6,981,010	51,838,309	0.4%
Vistry Group P.L.C.	5,828,761	99,635,688	0.8%
Other Securities		1,102,844,439	8.8%

TOTAL UNITED KINGDOM		2,034,629,664	16.3%

UNITED STATES — (0.1%)
Other Security		12,364,650	0.1%

TOTAL COMMON STOCKS		12,277,398,878	98.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		33,169,134	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		1,481,957	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$16,990	0.0%

TOTAL RIGHTS/WARRANTS		1,498,947	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,942,559,336)		12,312,066,959

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,200,711	384,132,224	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,326,649,345)		$12,696,199,183	101.5%

As of April 30, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	547	06/18/21	$111,326,551	$114,169,840	$2,843,289

Total Futures Contracts			$111,326,551	$114,169,840	$2,843,289

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,051,903,711	—	$1,051,903,711
Austria	—	134,859,487	—	134,859,487
Belgium	$666,673	211,777,681	—	212,444,354
Canada	1,325,416,520	666,573	—	1,326,083,093
China	—	1,352,842	—	1,352,842
Denmark	—	302,958,400	—	302,958,400
Finland	—	324,023,410	—	324,023,410
France	—	526,585,490	—	526,585,490
Germany	—	805,295,490	—	805,295,490
Greece.	—	2,065	—	2,065
Hong Kong	215,243	327,003,339	—	327,218,582
Ireland	—	15,515,064	—	15,515,064
Israel	205,275	116,798,809	—	117,004,084
Italy.	—	458,586,581	—	458,586,581
Japan	—	2,551,354,045	—	2,551,354,045
Netherlands	—	383,029,188	—	383,029,188
New Zealand	—	44,759,341	—	44,759,341
Norway	—	113,490,085	—	113,490,085
Portugal	—	26,720,582	—	26,720,582
Singapore	—	131,221,231	—	131,221,231
Spain	16,241,106	278,722,944	—	294,964,050
Sweden	2,938,497	459,000,891	—	461,939,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$619,094,001	—	$619,094,001
United Kingdom	$18,786,249	2,015,843,415	—	2,034,629,664
United States	12,364,650	—	—	12,364,650
Preferred Stocks
Germany	—	33,169,134	—	33,169,134
Rights/Warrants
Canada	—	1,481,957	—	1,481,957
Singapore	—	16,990	—	16,990
Securities Lending Collateral	—	384,132,224	—	384,132,224
Futures Contracts**	2,843,289	—	—	2,843,289

TOTAL	$1,379,677,502	$11,319,364,970	—	$12,699,042,472

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.3%)
Australia & New Zealand Banking Group, Ltd.	274,007	$6,045,766	0.2%
BHP Group, Ltd.	178,389	6,492,625	0.2%
Commonwealth Bank of Australia	93,348	6,390,284	0.2%
National Australia Bank, Ltd.	308,973	6,322,877	0.2%
Westpac Banking Corp.	357,485	6,888,976	0.2%
Other Securities		203,800,047	5.6%

TOTAL AUSTRALIA		235,940,575	6.6%

AUSTRIA — (0.7%)
Other Securities		26,236,821	0.7%

BELGIUM — (1.2%)
Other Securities		44,275,370	1.2%

CANADA — (10.2%)
Bank of Nova Scotia (The) 064149107	102,743	6,543,702	0.2%
Canadian Natural Resources, Ltd.	515,271	15,653,933	0.5%
First Quantum Minerals, Ltd.	264,260	6,090,783	0.2%
Magna International, Inc.	133,015	12,559,276	0.4%
Royal Bank of Canada 780087953.	73,948	7,057,593	0.2%
Tourmaline Oil Corp.	280,882	6,060,278	0.2%
Other Securities		327,040,621	8.9%

TOTAL CANADA		381,006,186	10.6%

CHINA — (0.0%)
Other Securities		435,042	0.0%

DENMARK — (2.5%)
GN Store Nord A.S.	68,341	6,163,483	0.2%
Pandora A.S.	112,551	12,746,269	0.4%
Other Securities		76,379,582	2.1%

TOTAL DENMARK		95,289,334	2.7%

FINLAND — (1.7%)
Other Securities		62,758,238	1.8%

FRANCE — (6.8%)
Arkema SA	66,054	8,257,862	0.2%
* BNP Paribas SA	106,510	6,829,175	0.2%
* Cie de Saint-Gobain	157,949	9,965,813	0.3%
Cie Generale des Etablissements Michelin SCA	61,296	8,869,567	0.3%
Orange SA	572,131	7,124,869	0.2%
Publicis Groupe SA	107,059	6,928,846	0.2%
# Total SE	308,861	13,650,963	0.4%
Other Securities		193,739,429	5.3%

TOTAL FRANCE.		255,366,524	7.1%

GERMANY — (6.2%)
Allianz SE	36,861	9,569,736	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	59,479	$5,960,400	0.2%
Brenntag SE	67,385	6,049,466	0.2%
* Commerzbank AG	883,755	5,827,619	0.2%
Daimler AG	115,128	10,246,245	0.3%
KION Group AG	70,652	7,040,280	0.2%
Other Securities		187,390,920	5.1%

TOTAL GERMANY		232,084,666	6.5%

HONG KONG — (2.2%)
Other Securities		83,957,103	2.3%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR.	319,335	15,094,965	0.5%
Other Securities		15,313,207	0.4%

TOTAL IRELAND		30,408,172	0.9%

ISRAEL — (0.9%)
Other Securities		33,988,968	1.0%

ITALY — (3.0%)
Stellantis NV BMD8F9905.	684,296	11,351,075	0.3%
Other Securities		98,968,398	2.8%

TOTAL ITALY.		110,319,473	3.1%

JAPAN — (20.9%)
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,942,548	0.2%
SoftBank Group Corp.	82,100	7,398,081	0.2%
Toyota Motor Corp.	86,018	6,436,226	0.2%
Other Securities		761,288,668	21.2%

TOTAL JAPAN.		781,065,523	21.8%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	9,650	6,253,951	0.2%
ASR Nederland NV	149,446	6,527,116	0.2%
Koninklijke Ahold Delhaize NV	437,995	11,787,281	0.3%
Randstad NV	97,050	7,002,365	0.2%
* Signify NV	139,981	7,949,391	0.2%
Other Securities		91,132,409	2.5%

TOTAL NETHERLANDS		130,652,513	3.6%

NEW ZEALAND — (0.5%)
Other Securities		18,798,113	0.5%

NORWAY — (0.9%)
Other Securities		34,118,571	1.0%

PORTUGAL — (0.2%)
Other Securities		7,043,911	0.2%

SINGAPORE — (0.8%)
Other Securities		30,389,711	0.8%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
Banco Santander SA	1,654,793	$6,383,449	0.2%
Other Securities		62,757,854	1.7%

TOTAL SPAIN		69,141,303	1.9%

SWEDEN — (3.5%)
Other Securities		130,587,002	3.6%

SWITZERLAND — (6.5%)
Georg Fischer AG	4,182	5,863,890	0.2%
Julius Baer Group, Ltd.	99,709	6,275,428	0.2%
Nestle SA	126,847	15,136,740	0.4%
Novartis AG, Sponsored ADR	70,669	6,023,826	0.2%
Zurich Insurance Group AG	14,535	5,963,107	0.2%
Other Securities		203,717,024	5.6%

TOTAL SWITZERLAND		242,980,015	6.8%

UNITED KINGDOM — (13.2%)
BP P.L.C.	2,030,060	8,498,532	0.2%
* BT Group P.L.C.	3,790,698	8,646,365	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	320,826	10,016,188	0.3%
* Kingfisher P.L.C.	1,314,662	6,490,041	0.2%
# Rio Tinto P.L.C., Sponsored ADR	73,351	6,239,236	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	10,791,164	0.3%
* Royal Mail P.L.C.	918,004	6,289,408	0.2%
Other Securities		436,446,300	12.1%

TOTAL UNITED KINGDOM.		493,417,234	13.8%

UNITED STATES — (0.1%)
Other Securities		3,287,438	0.1%

TOTAL COMMON STOCKS		3,533,547,806	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	26,356	6,862,034	0.2%
Other Securities		13,957,394	0.4%

TOTAL GERMANY		20,819,428	0.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		339,969	0.0%

FRANCE — (0.0%)
Other Security		277,681	0.0%

SWITZERLAND — (0.0%)
Other Securities		32,045	0.0%

TOTAL RIGHTS/WARRANTS		649,695	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,539,755,442)		3,555,016,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	16,277,595	$188,331,775	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,728,068,478)		$3,743,348,704	104.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,868	$235,712,707	—	$235,940,575
Austria	—	26,236,821	—	26,236,821
Belgium	1,341,264	42,934,106	—	44,275,370
Canada	379,941,515	1,064,671	—	381,006,186
China	—	435,042	—	435,042
Denmark	—	95,289,334	—	95,289,334
Finland	—	62,758,238	—	62,758,238
France	350,932	255,015,592	—	255,366,524
Germany	8,439,460	223,645,206	—	232,084,666
Hong Kong	386,111	83,570,992	—	83,957,103
Ireland	15,162,257	15,245,915	—	30,408,172
Israel	2,170,669	31,818,299	—	33,988,968
Italy	6,074,037	104,245,436	—	110,319,473
Japan	14,771,336	766,294,187	—	781,065,523
Netherlands.	12,090,489	118,562,024	—	130,652,513
New Zealand	11,421	18,786,692	—	18,798,113
Norway	474,628	33,643,943	—	34,118,571
Portugal	—	7,043,911	—	7,043,911
Singapore	—	30,389,711	—	30,389,711
Spain	3,771,659	65,369,644	—	69,141,303
Sweden	231,631	130,355,371	—	130,587,002
Switzerland	15,523,258	227,456,757	—	242,980,015
United Kingdom	53,523,739	439,893,495	—	493,417,234
United States	1,118,281	2,169,157	—	3,287,438
Preferred Stocks
Germany	—	20,819,428	—	20,819,428
Rights/Warrants
Canada	—	339,969	—	339,969
France	—	277,681	—	277,681
Switzerland	—	32,045	—	32,045
Securities Lending Collateral	—	188,331,775	—	188,331,775

TOTAL	$515,610,555	$3,227,738,149	—	$3,743,348,704

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	252,734	$9,198,477	0.5%
# BHP Group, Ltd., Sponsored ADR	261,477	19,025,066	0.9%
CSL, Ltd.	111,841	23,362,960	1.2%
Wesfarmers, Ltd.	252,587	10,529,337	0.5%
Other Securities		73,373,933	3.6%

TOTAL AUSTRALIA		135,489,773	6.7%

AUSTRIA — (0.1%)
Other Security.		1,599,961	0.1%

BELGIUM — (0.8%)
Other Securities		16,064,896	0.8%

CANADA — (8.7%)
Canadian National Railway Co.	103,129	11,102,844	0.6%
Canadian Natural Resources, Ltd.	324,929	9,862,995	0.5%
National Bank of Canada	138,986	10,104,372	0.5%
Royal Bank of Canada 780087953	171,450	16,363,177	0.8%
TC Energy Corp.	200,669	9,927,740	0.5%
Other Securities		126,644,461	6.3%

TOTAL CANADA		184,005,589	9.2%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	490,008	36,146,638	1.8%
Other Securities		8,825,215	0.4%

TOTAL DENMARK		44,971,853	2.2%

FINLAND — (0.8%)
Other Securities		18,109,377	0.9%

FRANCE — (9.0%)
* Airbus SE	114,996	13,829,378	0.7%
Capgemini SE.	69,217	12,683,797	0.6%
# Kering SA	15,012	12,029,287	0.6%
Legrand SA	102,082	9,936,648	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	44,560,660	2.2%
Orange SA.	858,720	10,693,823	0.5%
Other Securities		88,123,791	4.4%

TOTAL FRANCE.		191,857,384	9.5%

GERMANY — (7.2%)
* Adidas AG	32,418	10,012,650	0.5%
Bayer AG	202,852	13,126,210	0.7%
Deutsche Boerse AG	55,013	9,480,130	0.5%
Deutsche Post AG	218,448	12,865,965	0.6%
Deutsche Telekom AG	837,113	16,110,269	0.8%
E.ON SE	886,740	10,692,159	0.5%
SAP SE	98,555	13,799,735	0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$66,050,060	3.3%

TOTAL GERMANY		152,137,178	7.6%

HONG KONG — (2.6%)
Hong Kong Exchanges & Clearing, Ltd.	293,437	17,697,486	0.9%
Techtronic Industries Co., Ltd.	571,500	10,369,731	0.5%
Other Securities		26,521,801	1.3%

TOTAL HONG KONG.		54,589,018	2.7%

IRELAND — (0.5%)
Other Securities		11,436,410	0.6%

ISRAEL — (0.3%)
Other Securities		7,221,261	0.4%

ITALY — (1.9%)
Enel SpA.	1,249,672	12,408,402	0.6%
Other Securities		28,348,099	1.4%

TOTAL ITALY.		40,756,501	2.0%

JAPAN — (21.3%)
Daikin Industries, Ltd.	49,600	10,005,047	0.5%
Hitachi, Ltd.	263,500	13,042,648	0.7%
KDDI Corp.	456,200	13,790,669	0.7%
Nintendo Co., Ltd.	25,600	14,685,511	0.7%
Recruit Holdings Co., Ltd.	228,100	10,284,454	0.5%
SoftBank Group Corp.	427,500	38,522,285	1.9%
Sony Group Corp.	328,700	32,863,065	1.6%
Tokyo Electron, Ltd.	33,900	15,396,962	0.8%
Other Securities		303,740,095	15.1%

TOTAL JAPAN		452,330,736	22.5%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	42,839	27,763,956	1.4%
Koninklijke Ahold Delhaize NV	441,808	11,889,897	0.6%
Wolters Kluwer NV	134,420	12,158,423	0.6%
Other Securities		23,045,942	1.1%

TOTAL NETHERLANDS		74,858,218	3.7%

NEW ZEALAND — (0.2%)
Other Securities		4,740,818	0.2%

NORWAY — (0.6%)
Other Securities		13,058,582	0.6%

PORTUGAL — (0.1%)
Other Security		1,149,087	0.1%

SINGAPORE — (0.8%)
Other Securities		17,528,706	0.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (2.1%)
Other Securities		$43,968,832	2.2%

SWEDEN — (3.0%)
Other Securities		63,539,109	3.2%

SWITZERLAND — (8.1%)
Nestle SA	290,751	34,695,518	1.7%
Partners Group Holding AG	7,501	10,684,926	0.5%
Roche Holding AG 711038901	183,630	59,891,950	3.0%
Sika AG	36,778	10,984,211	0.5%
Other Securities		56,508,093	2.9%

TOTAL SWITZERLAND		172,764,698	8.6%

UNITED KINGDOM — (12.8%)
Ashtead Group P.L.C.	224,550	14,427,544	0.7%
AstraZeneca P.L.C.	67,346	7,168,569	0.4%
# AstraZeneca P.L.C., Sponsored ADR	404,778	21,481,568	1.1%
BAE Systems P.L.C.	1,398,751	9,770,597	0.5%
* BT Group P.L.C.	4,194,930	9,568,395	0.5%
Diageo P.L.C.	80,730	3,624,080	0.2%
Diageo P.L.C., Sponsored ADR	106,135	19,035,312	0.9%
Ferguson P.L.C.	94,077	11,865,584	0.6%
Rio Tinto P.L.C.	18,329	1,535,185	0.1%
# Rio Tinto P.L.C., Sponsored ADR	251,488	21,391,569	1.1%
SSE P.L.C.	474,042	9,610,501	0.5%
Unilever P.L.C., Sponsored ADR	508,666	29,868,867	1.5%
Other Securities		111,950,264	5.4%

TOTAL UNITED KINGDOM		271,298,035	13.5%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		1,973,476,036	98.2%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Volkswagen AG	46,952	12,224,397	0.6%
Other Securities		7,520,638	0.4%

TOTAL GERMANY		19,745,035	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		165,994	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,555,409,300)		1,993,387,065

		Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	11,415,868	132,081,588	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,687,486,317)		$2,125,468,653	105.8%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	26	06/18/21	$5,377,263	$5,426,720	$49,457

Total Futures Contracts.			$5,377,263	$5,426,720	$49,457

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,025,066	$116,464,707	—	$135,489,773
Austria	—	1,599,961	—	1,599,961
Belgium	—	16,064,896	—	16,064,896
Canada	184,005,589	—	—	184,005,589
Denmark	—	44,971,853	—	44,971,853
Finland	—	18,109,377	—	18,109,377
France	764,967	191,092,417	—	191,857,384
Germany	—	152,137,178	—	152,137,178
Hong Kong	—	54,589,018	—	54,589,018
Ireland	3,980,701	7,455,709	—	11,436,410
Israel	2,970,134	4,251,127	—	7,221,261
Italy	3,892,874	36,863,627	—	40,756,501
Japan	1,346,114	450,984,622	—	452,330,736
Netherlands	27,763,956	47,094,262	—	74,858,218
New Zealand	—	4,740,818	—	4,740,818
Norway	—	13,058,582	—	13,058,582
Portugal	—	1,149,087	—	1,149,087
Singapore	—	17,528,706	—	17,528,706
Spain	—	43,968,832	—	43,968,832
Sweden	—	63,539,109	—	63,539,109
Switzerland	7,483,069	165,281,629	—	172,764,698
United Kingdom	105,726,764	165,571,271	—	271,298,035
United States	14	—	—	14
Preferred Stocks
Germany	—	19,745,035	—	19,745,035
Rights/Warrants
France	—	165,994	—	165,994
Securities Lending Collateral	—	132,081,588	—	132,081,588
Futures Contracts**	49,457	—	—	49,457

TOTAL	$357,008,705	$1,768,509,405	—	$2,125,518,110

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$178,863,566
Investment in Dimensional Emerging Markets Value Fund		101,579,272
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	1,418,180	30,334,869

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,862,143)		$310,777,707

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$310,777,707	—	—	$310,777,707

TOTAL	$310,777,707	—	—	$310,777,707

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (4.3%)
BHP Group, Ltd.	352,621	$12,833,953	0.3%
Commonwealth Bank of Australia	92,899	6,359,547	0.2%
Fortescue Metals Group, Ltd.	379,329	6,562,889	0.2%
Other Securities		153,308,454	3.7%

TOTAL AUSTRALIA		179,064,843	4.4%

AUSTRIA — (0.4%)
Other Securities		16,290,634	0.4%

BELGIUM — (0.7%)
Other Securities		30,912,802	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	12,604,016	0.3%
Other Securities		41,065,993	1.0%

TOTAL BRAZIL		53,670,009	1.3%

CANADA — (6.7%)
Magna International, Inc.	90,521	8,546,993	0.2%
# National Bank of Canada	93,086	6,767,412	0.2%
Royal Bank of Canada 780087102	97,598	9,310,849	0.2%
# Royal Bank of Canada 780087953	120,786	11,527,808	0.3%
Other Securities		246,580,014	6.1%

TOTAL CANADA		282,733,076	7.0%

CHILE — (0.2%)
Other Securities		6,607,436	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	44,024	10,167,343	0.3%
China Construction Bank Corp., Class H	10,450,000	8,248,619	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,577,639	0.3%
Tencent Holdings, Ltd.	442,200	35,275,174	0.9%
Other Securities		351,043,249	8.5%

TOTAL CHINA.		414,312,024	10.2%

COLOMBIA — (0.0%)
Other Securities		2,123,841	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		958,126	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	144,089	10,629,077	0.3%
Other Securities		51,012,553	1.2%

TOTAL DENMARK		61,641,630	1.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
EGYPT — (0.0%)
Other Securities		$230,603	0.0%

FINLAND — (1.1%)
Other Securities		47,421,131	1.2%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	16,430,566	0.4%
Orange SA	535,579	6,669,680	0.2%
# Total SE	225,223	9,954,351	0.3%
Vinci SA	66,251	7,269,702	0.2%
Other Securities		178,014,761	4.3%

TOTAL FRANCE		218,339,060	5.4%

GERMANY — (4.3%)
Bayerische Motoren Werke AG	72,976	7,312,937	0.2%
Daimler AG	113,029	10,059,436	0.3%
Deutsche Telekom AG	371,759	7,154,515	0.2%
Other Securities		158,339,857	3.8%

TOTAL GERMANY		182,866,745	4.5%

GREECE — (0.1%)
Other Securities		2,234,408	0.1%

HONG KONG — (1.6%)
AIA Group, Ltd.	608,200	7,719,622	0.2%
Other Securities		60,132,140	1.5%

TOTAL HONG KONG		67,851,762	1.7%

HUNGARY — (0.1%)
Other Securities		2,689,156	0.1%

INDIA — (3.5%)
Infosys, Ltd.	347,300	6,284,928	0.2%
Reliance Industries, Ltd.	235,961	6,343,824	0.2%
Other Securities		134,847,944	3.2%

TOTAL INDIA.		147,476,696	3.6%

INDONESIA — (0.4%)
Other Securities		16,967,647	0.4%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR.	228,603	10,806,064	0.3%
Other Securities		17,338,554	0.4%

TOTAL IRELAND		28,144,618	0.7%

ISRAEL — (0.5%)
Other Securities		22,285,112	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905.	468,041	7,763,839	0.2%
Other Securities		68,566,508	1.7%

TOTAL ITALY		76,330,347	1.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
JAPAN — (13.8%)
SoftBank Group Corp.	138,244	$12,457,251	0.3%
Sony Group Corp.	104,000	10,397,806	0.3%
Toyota Motor Corp.	226,063	16,915,014	0.4%
Other Securities		542,036,038	13.3%

TOTAL JAPAN		581,806,109	14.3%

MALAYSIA — (0.6%)
Other Securities		23,221,127	0.6%

MEXICO — (0.7%)
Other Securities		27,935,303	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV N07059210.	20,610	13,357,341	0.3%
Koninklijke Ahold Delhaize NV	261,210	7,029,653	0.2%
Other Securities		67,557,917	1.7%

TOTAL NETHERLANDS.		87,944,911	2.2%

NEW ZEALAND — (0.3%)
Other Securities		14,178,774	0.4%

NORWAY — (0.6%)
Other Securities		26,110,661	0.6%

PERU — (0.0%)
Other Securities		266,076	0.0%

PHILIPPINES — (0.2%)
Other Securities		9,170,606	0.2%

POLAND — (0.2%)
Other Securities		10,344,885	0.3%

PORTUGAL — (0.1%)
Other Securities		5,119,976	0.1%

QATAR — (0.1%)
Other Securities		5,418,635	0.1%

RUSSIA — (0.2%)
Other Securities		8,600,485	0.2%

SAUDI ARABIA — (0.7%)
Other Securities		28,976,258	0.7%

SINGAPORE — (0.6%)
Other Securities		24,609,537	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		66,283,052	1.6%

SOUTH KOREA — (4.7%)
LG Electronics, Inc.	46,957	6,597,087	0.2%
Samsung Electronics Co., Ltd.	661,530	48,215,931	1.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
SK Hynix, Inc.	79,671	$9,088,969	0.3%
Other Securities		131,986,306	3.1%

TOTAL SOUTH KOREA		195,888,293	4.8%

SPAIN — (1.3%)
Iberdrola SA	567,779	7,672,934	0.2%
Other Securities		48,108,388	1.2%

TOTAL SPAIN		55,781,322	1.4%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,664,300	0.2%
Other Securities		88,864,855	2.2%

TOTAL SWEDEN		95,529,155	2.4%

SWITZERLAND — (4.5%)
Nestle SA	285,492	34,067,958	0.9%
Novartis AG	100,236	8,553,774	0.2%
Roche Holding AG 711038901	58,789	19,174,361	0.5%
Other Securities		128,602,406	3.1%

TOTAL SWITZERLAND		190,398,499	4.7%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,639,740	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	129,369	15,102,537	0.4%
Other Securities		187,302,862	4.6%

TOTAL TAIWAN.		227,045,139	5.6%

THAILAND — (0.7%)
Other Securities		28,873,297	0.7%

TURKEY — (0.2%)
Other Securities		8,134,508	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		4,795,049	0.1%

UNITED KINGDOM — (8.9%)
# AstraZeneca P.L.C., Sponsored ADR	149,455	7,931,577	0.2%
# BHP Group P.L.C., ADR	109,958	6,652,459	0.2%
BP P.L.C., Sponsored ADR	305,930	7,697,199	0.2%
* BT Group P.L.C.	2,747,043	6,265,848	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	230,666	7,201,393	0.2%
# Rio Tinto P.L.C., Sponsored ADR	172,914	14,708,065	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,368,273	0.3%
Unilever P.L.C., Sponsored ADR	123,174	7,232,777	0.2%
Vodafone Group P.L.C.	3,655,899	6,899,408	0.2%
Other Securities		297,604,616	7.1%

TOTAL UNITED KINGDOM		374,561,615	9.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$3,162,163	0.1%

TOTAL COMMON STOCKS		3,965,307,141	97.8%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.3%)
Other Securities		11,266,261	0.3%

CHILE — (0.0%)
Other Securities		229,281	0.0%

COLOMBIA — (0.0%)
Other Securities		252,820	0.0%

GERMANY — (0.5%)
Volkswagen AG	27,539	7,170,039	0.2%
Other Securities		11,954,962	0.3%

TOTAL GERMANY		19,125,001	0.5%

PHILIPPINES — (0.0%)
Other Security		51,522	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,615	0.0%

TOTAL PREFERRED STOCKS.		30,926,500	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		106,840	0.0%

FRANCE — (0.0%)
Other Security		234,579	0.0%

INDIA — (0.0%)
Other Security		737	0.0%

MALAYSIA — (0.0%)
Other Securities		6,621	0.0%

SOUTH KOREA — (0.0%)
Other Security		12,692	0.0%

TAIWAN — (0.0%)
Other Securities		6,739	0.0%

THAILAND — (0.0%)
Other Securities		28,254	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Securities		$39,369	0.0%

TOTAL RIGHTS/WARRANTS		435,831	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,000,889,255)		3,996,669,472

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	17,974,951	207,970,181	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,208,838,689)		$4,204,639,653	103.7%

As of April 30, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$34,684,571	$36,108,560	$1,423,989

Total Futures Contracts			$34,684,571	$36,108,560	$1,423,989

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,152,394	$177,912,449	—	$179,064,843
Austria	—	16,290,634	—	16,290,634
Belgium	270,086	30,642,716	—	30,912,802
Brazil	53,670,009	—	—	53,670,009
Canada	281,952,570	780,506	—	282,733,076
Chile	6,607,436	—	—	6,607,436
China	47,829,721	366,482,303	—	414,312,024
Colombia	2,123,841	—	—	2,123,841
Czech Republic	—	958,126	—	958,126
Denmark	—	61,641,630	—	61,641,630
Egypt	107,616	122,987	—	230,603
Finland	—	47,421,131	—	47,421,131
France	844,166	217,494,894	—	218,339,060
Germany	1,121,018	181,745,727	—	182,866,745
Greece	—	2,234,408	—	2,234,408
Hong Kong	646,727	67,205,035	—	67,851,762
Hungary	—	2,689,156	—	2,689,156
India	3,014,190	144,462,506	—	147,476,696
Indonesi	140,678	16,826,969	—	16,967,647
Ireland	10,819,287	17,325,331	—	28,144,618
Israel	2,645,877	19,639,235	—	22,285,112
Italy	651,287	75,679,060	—	76,330,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$5,515,232	$576,290,877	—	$581,806,109
Malaysia	2,358	23,218,769	—	23,221,127
Mexico	27,935,102	201	—	27,935,303
Netherlands	14,061,750	73,883,161	—	87,944,911
New Zealand	—	14,178,774	—	14,178,774
Norway	189,124	25,921,537	—	26,110,661
Peru	266,076	—	—	266,076
Philippines	21,982	9,148,624	—	9,170,606
Poland	—	10,344,885	—	10,344,885
Portugal	—	5,119,976	—	5,119,976
Qatar	—	5,418,635	—	5,418,635
Russia	3,769,417	4,831,068	—	8,600,485
Saudi Arabia	61,415	28,914,843	—	28,976,258
Singapore	—	24,609,537	—	24,609,537
South Africa	7,429,020	58,854,032	—	66,283,052
South Korea	1,222,600	194,665,693	—	195,888,293
Spain	954,957	54,826,365	—	55,781,322
Sweden	137,263	95,391,892	—	95,529,155
Switzerland	9,005,421	181,393,078	—	190,398,499
Taiwan	15,312,062	211,733,077	—	227,045,139
Thailand	28,873,297	—	—	28,873,297
Turkey	31,434	8,103,074	—	8,134,508
United Arab Emirates	—	4,795,049	—	4,795,049
United Kingdom	83,427,985	291,133,630	—	374,561,615
United States	2,042,684	1,119,479	—	3,162,163
Preferred Stocks
Brazil	11,266,261	—	—	11,266,261
Chile	229,281	—	—	229,281
Colombia	252,820	—	—	252,820
Germany	—	19,125,001	—	19,125,001
Philippines	51,522	—	—	51,522
South Korea	—	1,615	—	1,615
Rights/Warrants
Canada	—	106,840	—	106,840
France	—	234,579	—	234,579
India	737	—	—	737
Malaysia	—	6,621	—	6,621
South Korea	—	12,692	—	12,692
Taiwan	—	6,739	—	6,739
Thailand	—	28,254	—	28,254
Turkey	—	39,369	—	39,369
Securities Lending Collateral	—	207,970,181	—	207,970,181
Futures Contracts**	1,423,989	—	—	1,423,989

TOTAL	$627,080,692	$3,578,982,950	—	$4,206,063,642

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	17,156,165	$579,192,149
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	18,978,762	302,331,676
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,029,619	131,876,604

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $652,490,829)		$1,013,400,429

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $107,914)	107,914	107,914

TOTAL INVESTMENTS — (100.0%) (Cost $652,598,743)		$1,013,508,343

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,013,400,429	—	—	$1,013,400,429
Temporary Cash Investments	107,914	—	—	107,914

TOTAL.	$1,013,508,343	—	—	$1,013,508,343

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	5,754,474	$178,388,690
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,998,873	95,562,043
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	2,594,845	68,036,853

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $197,762,758)		$341,987,586

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	578,895	ILS	1,878,904	Citibank, N.A.	05/07/21	$464
ILS	98,601	USD	30,172	Citibank, N.A.	05/07/21	183
USD	2,934,538	SEK	24,728,234	Bank of America Corp.	05/24/21	12,999
USD	16,656,951	HKD	129,270,995	ANZ Securities	06/10/21	13,162
USD	107,475	DKK	659,928	Citibank, N.A.	06/28/21	683
USD	18,797,333	JPY	2,042,593,987	JP Morgan	06/29/21	99,343

Total Appreciation						$126,834
USD	299,805	CAD	374,595	Citibank, N.A.	05/03/21	$(4,955)
CAD	3,988,658	USD	3,246,536	Citibank, N.A.	05/03/21	(1,482)
CAD	3,500,000	USD	2,849,140	Royal Bank of Canada	05/03/21	(1,643)
USD	5,629,831	CAD	7,114,063	UBS AG	05/03/21	(157,960)
JPY	2,119,688,749	USD	19,498,383	JP Morgan	05/06/21	(103,299)
USD	19,217,427	JPY	2,119,688,749	State Street Bank and Trust	05/06/21	(177,657)
USD	66,706	ILS	218,994	Citibank, N.A.	05/07/21	(712)
USD	5,640,626	AUD	7,395,966	Citibank, N.A.	05/13/21	(57,061)
USD	11,146,883	GBP	8,121,424	State Street Bank and Trust	05/14/21	(69,412)
USD	23,448,242	EUR	19,785,709	State Street Bank and Trust	05/20/21	(346,514)
USD	1,755,393	DKK	11,080,967	Bank of America Corp.	06/28/21	(37,771)
USD	5,639,077	CHF	5,282,604	Bank of New York Mellon Corp.	07/02/21	(154,396)

Total (Depreciation)						$(1,112,862)

Total Appreciation (Depreciation)						$(986,028)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	22	06/18/21	$4,336,666	$4,591,840	$255,174

Total Futures Contracts.			$4,336,666	$4,591,840	$255,174

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$341,987,586	—	—	$341,987,586
Forward Currency Contracts**	—	$(986,028)	—	(986,028)
Futures Contracts**	255,174	—	—	255,174

TOTAL	$342,242,760	$(986,028)	—	$341,256,732

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$6,437,346,284

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,437,346,284

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$5,431,086,103

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$5,431,086,103

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund.	$15,141,866,319

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$15,141,866,319

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
Other Security		$4,254,824	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,222,810	68,988,119	0.2%
Vale SA	15,734,370	315,785,209	1.1%
Other Securities		734,469,861	2.4%

TOTAL BRAZIL		1,119,243,189	3.7%

CHILE — (0.7%)
Other Securities		200,197,958	0.7%

CHINA — (32.3%)
* Alibaba Group Holding, Ltd.	4,796,300	138,649,979	0.5%
* Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	584,056,383	2.0%
ANTA Sports Products, Ltd.	4,074,000	72,673,643	0.3%
* Baidu, Inc., Sponsored ADR.	658,661	138,536,168	0.5%
Bank of China, Ltd., Class H	204,333,702	81,068,980	0.3%
BYD Co., Ltd., Class H	3,215,300	66,860,613	0.2%
China Construction Bank Corp., Class H	333,485,302	263,233,813	0.9%
China Merchants Bank Co., Ltd., Class H	19,175,646	154,026,671	0.5%
China Petroleum & Chemical Corp., Class H	144,228,400	71,134,258	0.3%
China Resources Land, Ltd.	14,554,610	68,145,710	0.2%
Country Garden Services Holdings Co., Ltd	6,150,673	64,433,506	0.2%
Geely Automobile Holdings, Ltd.	29,475,000	76,773,288	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	172,584,198	0.6%
* JD.com, Inc., ADR	933,460	72,212,466	0.3%
Kweichow Moutai Co., Ltd., Class A	194,274	60,019,297	0.2%
Lenovo Group, Ltd.	63,424,000	86,659,626	0.3%
Li Ning Co., Ltd.	7,957,583	64,581,209	0.2%
* Meituan, Class B	2,906,500	111,244,204	0.4%
NetEase, Inc., ADR	1,143,858	128,180,727	0.4%
* NIO, Inc., ADR	2,391,232	95,266,683	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	329,324,684	1.1%
Sunac China Holdings, Ltd.	16,028,000	62,168,774	0.2%
Tencent Holdings, Ltd.	16,149,900	1,288,309,677	4.3%
* Vipshop Holdings, Ltd., ADR.	2,764,506	85,063,850	0.3%
Yum China Holdings, Inc.	1,322,585	83,217,048	0.3%
Other Securities		5,464,877,006	17.7%

TOTAL CHINA.		9,883,302,461	32.8%

COLOMBIA — (0.1%)
Other Securities		44,340,898	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		29,155,354	0.1%

EGYPT — (0.0%)
Other Securities		14,579,286	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GREECE — (0.2%)
Other Securities		$59,176,945	0.2%

HONG KONG — (0.1%)
Other Securities		16,211,746	0.1%

HUNGARY — (0.2%)
Other Securities		66,663,417	0.2%

INDIA — (10.9%)
* HDFC Bank, Ltd.	5,989,118	113,841,409	0.4%
Housing Development Finance Corp., Ltd.	2,699,140	88,375,837	0.3%
* ICICI Bank, Ltd., Sponsored ADR.	3,720,888	60,650,474	0.2%
Infosys, Ltd.	7,880,895	142,616,915	0.5%
Infosys, Ltd., Sponsored ADR	4,478,604	80,973,160	0.3%
Reliance Industries, Ltd.	8,904,074	239,386,508	0.8%
Tata Consultancy Services, Ltd.	2,397,225	98,243,500	0.3%
Other Securities		2,515,888,883	8.3%

TOTAL INDIA.		3,339,976,686	11.1%

INDONESIA — (1.5%)
Other Securities		449,444,086	1.5%

MALAYSIA — (1.7%)
Other Securities		527,334,061	1.7%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	15,881,225	72,032,727	0.3%
Other Securities		600,975,686	1.9%

TOTAL MEXICO.		673,008,413	2.2%

PERU — (0.1%)
Other Securities		21,363,967	0.1%

PHILIPPINES — (0.8%)
Other Securities		229,698,142	0.8%

POLAND — (0.7%)
Other Securities		224,566,900	0.7%

QATAR — (0.3%)
Other Securities		76,568,994	0.3%

RUSSIA — (0.9%)
Other Securities		269,786,820	0.9%

SAUDI ARABIA — (2.3%)
Al Rajhi Bank	2,611,994	68,771,792	0.2%
Other Securities		638,278,905	2.1%

TOTAL SAUDI ARABIA		707,050,697	2.3%

SOUTH AFRICA — (4.4%)
Impala Platinum Holdings, Ltd.	4,068,604	76,026,090	0.3%
#* MTN Group, Ltd.	12,329,968	78,008,141	0.3%
Naspers, Ltd., Class N	433,555	98,668,440	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$1,085,015,274	3.5%

TOTAL SOUTH AFRICA.		1,337,717,945	4.4%

SOUTH KOREA — (14.6%)
Kia Corp.	855,441	59,335,415	0.2%
LG Chem, Ltd.	83,389	69,612,084	0.3%
LG Electronics, Inc.	755,269	106,109,324	0.4%
POSCO	186,218	60,858,768	0.2%
Samsung Electronics Co., Ltd.	17,111,392	1,247,171,999	4.2%
SK Hynix, Inc.	1,804,846	205,899,129	0.7%
Other Securities		2,717,204,513	8.8%

TOTAL SOUTH KOREA		4,466,191,232	14.8%

TAIWAN — (16.3%)
Hon Hai Precision Industry Co., Ltd.	22,280,403	91,595,764	0.3%
MediaTek, Inc.	1,961,823	82,244,645	0.3%
# Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	872,702,782	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	442,283,966	1.5%
Other Securities		3,483,879,085	11.5%

TOTAL TAIWAN		4,972,706,242	16.5%

THAILAND — (2.1%)
Other Securities		649,134,417	2.2%

TURKEY — (0.5%)
Other Securities		165,743,861	0.6%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		84,795,127	0.3%

UNITED KINGDOM — (0.0%)
Other Security		979,634	0.0%

TOTAL COMMON STOCKS		29,633,193,302	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA	22,151,183	96,319,243	0.3%
Other Securities		150,544,178	0.5%

TOTAL BRAZIL		246,863,421	0.8%

CHILE — (0.0%)
Other Securities		4,936,075	0.0%

COLOMBIA — (0.1%)
Other Securities		9,624,057	0.1%

PHILIPPINES — (0.0%)
Other Security		1,110,044	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$263,247	0.0%

TOTAL PREFERRED STOCKS		262,796,844	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		13,805	0.0%

INDONESIA — (0.0%)
Other Security		40,402	0.0%

MALAYSIA — (0.0%)
Other Securities		125,988	0.0%

SOUTH KOREA — (0.0%)
Other Securities		286,784	0.0%

TAIWAN — (0.0%)
Other Securities		112,497	0.0%

THAILAND — (0.0%)
Other Securities		455,785	0.0%

TURKEY — (0.0%)
Other Security		1,183,241	0.0%

TOTAL RIGHTS/WARRANTS		2,218,502	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,172,294,243)		29,898,208,648

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	56,562,250	654,425,234	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $19,826,645,928)		$30,552,633,882	101.4%

As of April 30, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,161	06/18/21	$230,226,639	$242,323,920	$12,097,281

Total Futures Contracts			$230,226,639	$242,323,920	$12,097,281

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$4,254,824	—	$4,254,824
Brazil	$1,119,243,189	—	—	1,119,243,189
Chile	200,197,958	—	—	200,197,958
China	1,604,459,244	8,278,843,217	—	9,883,302,461
Colombia	44,340,898	—	—	44,340,898
Czech Republic	—	29,155,354	—	29,155,354
Egypt	548,277	14,031,009	—	14,579,286
Greece.	—	59,176,945	—	59,176,945
Hong Kong	10,845,770	5,365,976	—	16,211,746
Hungary	—	66,663,417	—	66,663,417
India	167,719,278	3,172,257,408	—	3,339,976,686
Indonesia	14,564,498	434,879,588	—	449,444,086
Malaysia	68,905	527,265,156	—	527,334,061
Mexico	672,986,178	22,235	—	673,008,413
Peru	21,363,967	—	—	21,363,967
Philippines	4,571,628	225,126,514	—	229,698,142
Poland	3,488	224,563,412	—	224,566,900
Qatar	—	76,568,994	—	76,568,994
Russia	20,100,043	249,686,777	—	269,786,820
Saudi Arabia.	1,910,281	705,140,416	—	707,050,697
South Africa	142,689,512	1,195,028,433	—	1,337,717,945
South Korea	82,376,317	4,383,814,915	—	4,466,191,232
Taiwan	457,202,026	4,515,504,216	—	4,972,706,242
Thailand	649,134,417	—	—	649,134,417
Turkey	1,156,501	164,587,360	—	165,743,861
United Arab Emirates	—	84,795,127	—	84,795,127
United Kingdom	—	979,634	—	979,634
Preferred Stocks
Brazil	246,863,421	—	—	246,863,421
Chile	4,936,075	—	—	4,936,075
Colombia	9,624,057	—	—	9,624,057
Philippines	1,110,044	—	—	1,110,044
South Korea	—	263,247	—	263,247
Rights/Warrants
India	13,805	—	—	13,805
Indonesia	—	40,402	—	40,402
Malaysia	—	125,988	—	125,988
South Korea	—	286,784	—	286,784
Taiwan.	—	112,497	—	112,497
Thailand	—	455,785	—	455,785
Turkey	—	1,183,241	—	1,183,241
Securities Lending Collateral	—	654,425,234	—	654,425,234
Futures Contracts**	12,097,281	—	—	12,097,281

TOTAL	$5,490,127,058	$25,074,604,105	—	$30,564,731,163

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security		$111,390	0.0%

BRAZIL — (2.7%)
Other Securities		6,975,273	2.8%

CHILE — (0.4%)
Other Securities		1,090,059	0.4%

CHINA — (25.0%)
China Conch Venture Holdings, Ltd.	157,500	743,133	0.3%
China National Building Material Co., Ltd., Class H	900,000	1,299,683	0.5%
China Resources Gas Group, Ltd.	120,000	649,269	0.3%
China Taiping Insurance Holdings Co., Ltd.	370,800	686,383	0.3%
Fosun International, Ltd.	566,500	813,568	0.3%
* GCL-Poly Energy Holdings, Ltd.	3,025,000	771,073	0.3%
# JOYY, Inc., ADR	8,665	823,695	0.4%
Kingboard Holdings, Ltd.	150,500	888,771	0.4%
Kingsoft Corp., Ltd.	118,000	832,565	0.4%
Kunlun Energy Co., Ltd.	730,000	780,540	0.3%
PICC Property & Casualty Co., Ltd., Class H	1,102,000	1,078,846	0.5%
Sunac China Holdings, Ltd.	373,000	1,446,778	0.6%
* Trip.com Group, Ltd., ADR	35,214	1,376,163	0.6%
Other Securities		51,514,121	20.2%

TOTAL CHINA.		63,704,588	25.4%

COLOMBIA — (0.1%)
Other Securities		322,147	0.1%

GREECE — (0.3%)
Other Securities		679,594	0.3%

HONG KONG — (0.1%)
Other Securities		219,320	0.1%

INDIA — (13.7%)
* Adani Transmissions, Ltd.	45,879	646,966	0.3%
Aurobindo Pharma, Ltd.	51,632	681,720	0.3%
Cipla, Ltd.	62,697	769,454	0.3%
Grasim Industries, Ltd.	62,073	1,171,905	0.5%
Hindalco Industries, Ltd.	206,621	1,010,834	0.4%
* IndusInd Bank, Ltd.	50,201	630,941	0.3%
Tata Consumer Products, Ltd.	82,391	742,915	0.3%
* Tata Motors, Ltd.	346,216	1,357,412	0.6%
Tata Steel, Ltd.	85,210	1,175,618	0.5%
Other Securities		26,614,512	10.4%

TOTAL INDIA.		34,802,277	13.9%

INDONESIA — (1.7%)
Other Securities		4,240,730	1.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (2.1%)
Other Securities		$5,363,026	2.1%

MEXICO — (2.1%)
* Cemex S.A.B. de C.V.	1,670,668	1,319,578	0.5%
* Grupo Televisa S.A.B.	388,998	969,182	0.4%
Other Securities		3,125,047	1.3%

TOTAL MEXICO		5,413,807	2.2%

PHILIPPINES — (0.6%)
Other Securities		1,537,110	0.6%

POLAND — (0.9%)
Other Securities		2,259,445	0.9%

QATAR — (0.7%)
Other Securities		1,828,624	0.7%

RUSSIA — (0.5%)
Other Securities		1,232,510	0.5%

SAUDI ARABIA — (2.8%)
* Saudi Kayan Petrochemical Co.	131,174	634,571	0.3%
Other Securities		6,418,751	2.5%

TOTAL SAUDI ARABIA		7,053,322	2.8%

SOUTH AFRICA — (3.9%)
* Absa Group, Ltd.	98,526	830,732	0.3%
Sibanye Stillwater, Ltd.	256,549	1,193,568	0.5%
Other Securities		8,052,854	3.2%

TOTAL SOUTH AFRICA		10,077,154	4.0%

SOUTH KOREA — (16.8%)
E-MART, Inc.	4,592	690,170	0.3%
Hankook Tire & Technology Co., Ltd.	17,724	764,776	0.3%
* Hanwha Solutions Corp.	20,018	821,627	0.3%
Hyundai Steel Co.	14,635	727,482	0.3%
Korea Investment Holdings Co., Ltd.	6,698	672,399	0.3%
* Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,177	848,075	0.4%
Kumho Petrochemical Co., Ltd.	3,741	869,534	0.4%
* LG Display Co., Ltd.	38,277	831,246	0.4%
Samsung Fire & Marine Insurance Co., Ltd.	4,347	772,275	0.3%
Woori Financial Group, Inc.	93,163	895,468	0.4%
Other Securities		34,933,760	13.6%

TOTAL SOUTH KOREA		42,826,812	17.0%

TAIWAN — (18.5%)
* AU Optronics Corp.	944,000	1,105,096	0.5%
China Development Financial Holding Corp.	1,938,000	902,768	0.4%
Compal Electronics, Inc.	981,000	874,357	0.4%
* Evergreen Marine Corp. Taiwan, Ltd.	300,676	845,901	0.4%
Innolux Corp.	812,000	866,884	0.4%
Lite-On Technology Corp.	420,000	951,810	0.4%
Pou Chen Corp.	514,000	652,676	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Shin Kong Financial Holding Co., Ltd.	1,821,137	$656,409	0.3%
SinoPac Financial Holdings Co., Ltd.	1,542,000	731,684	0.3%
Taishin Financial Holding Co., Ltd.	1,754,374	884,425	0.4%
Winbond Electronics Corp.	697,000	880,447	0.4%
Wistron Corp.	629,000	732,422	0.3%
Other Securities		37,182,237	14.3%

TOTAL TAIWAN		47,267,116	18.8%

THAILAND — (2.8%)
Other Securities		7,030,405	2.8%

TURKEY — (0.9%)
Other Securities		2,347,027	0.9%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		1,426,503	0.6%

TOTAL COMMON STOCKS.		247,808,239	98.6%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Gerdau SA	158,000	966,258	0.4%
Other Securities		945,855	0.4%

TOTAL BRAZIL		1,912,113	0.8%

COLOMBIA — (0.0%)
Other Security		8,864	0.0%

PHILIPPINES — (0.0%)
Other Security		19,746	0.0%

TOTAL PREFERRED STOCKS.		1,940,723	0.8%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		1,577	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,164	0.0%

TAIWAN — (0.0%)
Other Securities		2,383	0.0%

THAILAND — (0.0%)
Other Securities		21,604	0.0%

TOTAL RIGHTS/WARRANTS		30,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $187,592,076)		249,779,690

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	432,695	$5,006,281	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $192,598,241)		$254,785,971	101.4%

As of April 30, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	4	06/18/21	$267,789	$267,320	$(469)
S&P 500® Emini Index	7	06/18/21	1,418,178	1,461,040	42,862

Total Futures Contracts			$1,685,967	$1,728,360	$42,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$111,390	—	$111,390
Brazil	$6,975,273	—	—	6,975,273
Chile	1,090,059	—	—	1,090,059
China	3,469,178	60,235,410	—	63,704,588
Colombia	322,147	—	—	322,147
Greece	—	679,594	—	679,594
Hong Kong	144,370	74,950	—	219,320
India	138,379	34,663,898	—	34,802,277
Indonesia	—	4,240,730	—	4,240,730
Malaysia	—	5,363,026	—	5,363,026
Mexico	5,413,807	—	—	5,413,807
Philippines	—	1,537,110	—	1,537,110
Poland	—	2,259,445	—	2,259,445
Qatar	—	1,828,624	—	1,828,624
Russia	1,031,003	201,507	—	1,232,510
Saudi Arabia	14,774	7,038,548	—	7,053,322
South Africa	264,327	9,812,827	—	10,077,154
South Korea	18,853	42,807,959	—	42,826,812
Taiwan	—	47,267,116	—	47,267,116
Thailand	7,030,405	—	—	7,030,405
Turkey	24,330	2,322,697	—	2,347,027
United Arab Emirates	—	1,426,503	—	1,426,503
Preferred Stocks
Brazil	1,912,113	—	—	1,912,113
Colombia	8,864	—	—	8,864
Philippines	19,746	—	—	19,746
Rights/Warrants
Malaysia	—	1,577	—	1,577
South Korea	—	5,164	—	5,164
Taiwan	—	2,383	—	2,383

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$21,604	—	$21,604
Securities Lending Collateral	—	5,006,281	—	5,006,281
Futures Contracts**	$42,393	—	—	42,393

TOTAL.	$27,920,021	$226,908,343	—	$254,828,364

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,963	$12,859,383
Investment Securities at Value (including $464,745, $2,148,727, $0 and $0 of securities on loan, respectively)	$5,707,151	$32,329,187	—	—
Temporary Cash Investments at Value & Cost	—	—	—	138,441
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $454,130, $2,101,235, $0 and $0, respectively)	454,158	2,101,382	—	—
Segregated Cash for Futures Contracts	2,849	15,180	—	6,985
Foreign Currencies at Value	43,346	118,138	—	—
Cash	17,296	232,399	98	—
Receivables:
Investment Securities Sold.	2,959	42,230	—	—
Dividends, Interest and Tax Reclaims.	26,047	144,512	—	3
Securities Lending Income.	247	1,907	—	—
Fund Shares Sold.	1,568	23,764	93	6,863
Unrealized Gain on Foreign Currency Contracts.	—	36	—	—
Prepaid Expenses and Other Assets	45	304	12	102

Total Assets	6,255,666	35,009,039	89,166	13,011,777

LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,183	2,101,465	—	—
Investment Securities Purchased	227	39,948	28	—
Fund Shares Redeemed	2,826	18,741	17	11,216
Due to Advisor	666	5,380	11	3,182
Futures Margin Variation.	566	2,537	—	921
Unrealized Loss on Foreign Currency Contracts	1 —		—	—
Accrued Expenses and Other Liabilities	789	3,380	28	967

Total Liabilities	459,258	2,171,451	84	16,286

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,796,408; $32,837,588; $89,082 and $12,995,491 and shares outstanding of 215,745,513, 2,060,850,028, 5,977,748 and 580,821,758, respectively	$26.87	$15.93	$14.90	$22.37

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$70,580	N/A

Investment Securities at Cost	$3,781,219	$23,709,978	N/A	N/A

Foreign Currencies at Cost	$43,300	$117,929	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,291,374	$25,546,700	$69,869	$9,810,007
Total Distributable Earnings (Loss)	1,505,034	7,290,888	19,213	3,185,484

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$504,465	$492,838	$29,659	$761,358
Receivables:
Fund Shares Sold	—	6	—	7
Prepaid Expenses and Other Assets	13	13	10	13

Total Assets	504,478	492,857	29,669	761,378

LIABILITIES:
Payables:
Fund Shares Redeemed	3	14	1	2
Due to Advisor	128	120	9	184
Accrued Expenses and Other Liabilities	66	58	31	91

Total Liabilities	197	192	41	277

NET ASSETS	$504,281	$492,665	$29,628	$761,101

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $504,281; $492,665; $29,628 and $761,101 and shares outstanding of 19,849,151, 19,033,327, 940,853 and 22,575,425, respectively	$25.41	$25.88	$31.49	$33.71

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$418,885	$417,101	$23,071	$543,637
Total Distributable Earnings (Loss)	85,396	75,564	6,557	217,464

NET ASSETS	$504,281	$492,665	$29,628	$761,101

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$4,198,487	—	—
Investment Securities at Value (including $426,844, $84,736, $435,012 and $207,769 of securities on loan, respectively)	$5,646,787	5,382,986	$12,312,067	$3,555,017
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $361,110, $86,854, $384,090 and $188,313, respectively)	361,136	86,864	384,132	188,332
Segregated Cash for Futures Contracts	2,156	—	6,619	—
Foreign Currencies at Value	8,125	—	90,086	10,034
Cash	51,076	15,042	31,618	6,656
Receivables:
Investment Securities Sold	102	337	4,741	1,153
Dividends, Interest and Tax Reclaims	35,743	2,217	73,391	17,422
Securities Lending Income	414	8	659	247
Fund Shares Sold	3,497	6,875	7,344	1,395
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	29	128	104	41

Total Assets	6,109,065	9,692,944	12,910,762	3,780,297

LIABILITIES:
Payables:
Upon Return of Securities Loaned	361,203	86,915	384,112	188,323
Investment Securities Purchased	2,419	8,302	1,593	5,096
Fund Shares Redeemed	4,216	5,143	6,695	2,998
Due to Advisor	1,112	817	4,604	1,026
Futures Margin Variation	284	—	793	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	6
Accrued Expenses and Other Liabilities	689	385	1,718	503

Total Liabilities	369,925	101,562	399,515	197,952

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,739,140; $9,591,382; $12,511,247 and $3,582,345 and shares outstanding of 1,179,982,943, 786,446,423, 584,961,131 and 254,442,530, respectively	$4.86	$12.20	$21.39	$14.08

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,575,151	$—	$—

Investment Securities at Cost	$4,924,524	$4,200,940	$9,942,559	$2,539,755

Foreign Currencies at Cost	$8,091	$—	$89,502	$10,071

NET ASSETS CONSIST OF:
Paid-In Capital	$6,019,993	$7,891,327	$10,468,708	$2,631,912
Total Distributable Earnings (Loss)	(280,853)	1,700,055	2,042,539	950,433

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$310,778	—
Investment Securities at Value (including $134,091, $0 and $240,982 of securities on loan, respectively)	$1,993,387	—	$3,996,669
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $132,077, $0 and $207,949, respectively)	132,082	—	207,970
Segregated Cash for Futures Contracts	286	—	1,903
Foreign Currencies at Value	6,770	—	31,947
Cash	1,841	90	13,632
Receivables:
Investment Securities Sold	1,004	—	1,387
Dividends, Interest and Tax Reclaims	6,904	—	14,832
Securities Lending Income	59	—	276
Fund Shares Sold	1,108	1	6,342
Prepaid Expenses and Other Assets	61	10	58

Total Assets	2,143,502	310,879	4,275,016

LIABILITIES:
Payables:
Upon Return of Securities Loaned	132,083	—	207,982
Investment Securities Purchased	—	—	3,915
Fund Shares Redeemed	1,363	108	2,068
Due to Advisor	410	45	826
Futures Margin Variation	38	—	409
Deferred Taxes Payable	—	—	3,648
Accrued Expenses and Other Liabilities	159	42	702

Total Liabilities	134,053	195	219,550

NET ASSETS.	$2,009,449	$310,684	$4,055,466

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,009,449; $310,684 and $4,055,466 and shares outstanding of 151,810,300, 24,932,084 and 295,218,218, respectively.	$13.24	$12.46	$13.74

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost.	$—	$259,863	$—

Investment Securities at Cost	$1,555,409	N/A	$3,000,890

Foreign Currencies at Cost.	$6,769	$—	$31,739

NET ASSETS CONSIST OF:
Paid-In Capital	$1,570,231	$276,067	$3,179,921
Total Distributable Earnings (Loss)	439,218	34,617	875,545

NET ASSETS	$2,009,449	$310,684	$4,055,466

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,013,400	$341,988	$6,437,346	$5,431,086
Temporary Cash Investments at Value & Cost	108	—	—	—
Segregated Cash for Futures Contracts	—	242	—	—
Cash	—	8,964	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	572	—	—	—
Fund Shares Sold	727	36	117,640	1,319
Due from Advisor	—	1	—	—
Unrealized Gain on Forward Currency Contracts	—	127	—	—
Prepaid Expenses and Other Assets	32	12	68	33

Total Assets	1,014,839	351,370	6,555,054	5,432,438

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	3,419	—	—
Fund Shares Redeemed	493	1,099	54,325	1,871
Due to Advisor	32	—	1,014	1,412
Futures Margin Variation	—	32	—	—
Unrealized Loss on Forward Currency Contracts	—	1,113	—	—
Accrued Expenses and Other Liabilities	69	52	395	511

Total Liabilities	594	5,715	55,734	3,794

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,014,245; $345,655; $6,499,320 and $5,428,644 and shares outstanding of 46,985,499, 16,314,031, 186,471,780 and 208,522,224, respectively	$21.59	$21.19	$34.85	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$652,491	$197,763	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$666,278	$194,532	$3,451,313	$4,124,278
Total Distributable Earnings (Loss)	347,967	151,123	3,048,007	1,304,366

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$15,141,866	—	—
Investment Securities at Value (including $0, $1,559,057 and $6,923 of securities on loan, respectively)	—	$29,898,209	$249,780
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $654,352 and $5,006, respectively)	—	654,425	5,006
Segregated Cash for Futures Contracts	—	12,771	94
Foreign Currencies at Value	—	175,093	916
Cash	—	94,288	1,467
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	31,497	745
Dividends and Interest	—	79,881	391
Securities Lending Income	—	2,933	10
Fund Shares Sold	3,329	20,879	225
Unrealized Gain on Foreign Currency Contracts	—111		—
Prepaid Expenses and Other Assets	83	223	12

Total Assets	15,145,278	30,970,310	258,646

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	654,444	5,007
Investment Securities/Affiliated Investment Companies Purchased	—	39,736	735
Fund Shares Redeemed	72,136	29,307	331
Due to Advisor	3,788	8,116	148
Futures Margin Variation	—	1,683	—
Unrealized Loss on Foreign Currency Contracts	—9		2
Deferred Taxes Payable	—	98,081	1,050
Accrued Expenses and Other Liabilities	1,081	5,302	148

Total Liabilities	77,005	836,678	7,421

NET ASSETS	$15,068,273	$30,133,632	$251,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $15,671; $0 and $0 and shares outstanding of 491,808, 0 and 0, respectively	$31.86	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $15,052,602; $30,133,632 and $251,225 and shares outstanding of 469,429,096, 1,149,261,198 and 18,978,685, respectively	$32.07	$26.22	$13.24

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,172,294	$187,592

Foreign Currencies at Cost	$—	$172,176	$869

NET ASSETS CONSIST OF:
Paid-In Capital	$13,697,965	$21,912,872	$181,559
Total Distributable Earnings (Loss)	1,370,308	8,220,760	69,666

NET ASSETS	$15,068,273	$30,133,632	$251,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $33 and $14,859, respectively)	—	—	$293	$128,118
Income from Securities Lending	—	—	23	7,592
Expenses Allocated from Affiliated Investment Companies	—	—	(22)	(7,256)

Income Distributions Received from Affiliated Investment Companies	— —		245	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	539	128,454

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,453, $40,042, $0 and $0, respectively)	$76,889	$408,163	—	—
Income from Securities Lending	660	9,280	—	—

Total Fund Investment Income	77,549	417,443	—	—

Fund Expenses
Investment Management Fees	4,560	34,125	129	21,210
Accounting & Transfer Agent Fees	453	2,410	9	702
Custodian Fees	213	1,033	—	1
Filing Fees	82	395	12	115
Shareholders’ Reports	98	347	4	237
Directors’/Trustees’ Fees & Expenses	43	234	1	95
Professional Fees	40	225	—	19
Previously Waived Fees Recovered by Advisor (Note C)	—	183	3	—
Other	92	484	—	40

Total Fund Expenses	5,581	39,436	158	22,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	93	—
Fees Paid Indirectly (Note C)	9	85	—	—

Net Expenses	5,572	39,351	65	22,419

Net Investment Income (Loss)	71,977	378,092	474	106,035

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	28,063	9,532	—	—
Affiliated Investment Companies Shares Sold	(2)	(7)	347	—
Transactions Allocated from Affiliated Investment Company**	—	—	634	241,868
Futures	8,361	44,116	35	16,642
Foreign Currency Transactions	2,064	4,103	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	7,708,615	—	—
Affiliated Investment Companies Shares	(12)	(84)	12,178	—
Transactions Allocated from Affiliated Investment Company	—	—	6,435	3,096,652
Futures	2,998	15,649	—	5,567
Translation of Foreign Currency-Denominated Amounts	70	422	—	—

Net Realized and Unrealized Gain (Loss)	1,298,588	7,782,346	19,629	3,360,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,370,565	$8,160,438	$20,103	$3,466,764

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $697, $65, $4 and $1,250, respectively)	$6,271	$5,928	$276	$6,431
Income from Securities Lending	201	437	5	505
Expenses Allocated from Affiliated Investment Companies	(318)	(275)	(15)	(413)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,154	6,090	266	6,523

Fund Expenses
Investment Management Fees	1,118	1,006	56	1,517
Accounting & Transfer Agent Fees.	48	44	6	64
Filing Fees	14	14	9	21
Shareholders’ Reports	6	5	3	8
Directors’/Trustees’ Fees & Expenses	4	4	—	5
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	16	—
Other	2	—	—	7

Total Fund Expenses	1,192	1,073	90	1,623

Fees Waived, Expenses Reimbursed by Advisor (Note C)	251	226	32	341

Net Expenses	941	847	58	1,282

Net Investment Income (Loss)	5,213	5,243	208	5,241

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	12,227	3,415	293	16,740
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	33,126	113,201	8,710	206,412

Net Realized and Unrealized Gain (Loss)	45,353	116,616	9,003	223,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,566	$121,859	$9,211	$228,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$18,526	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	18,526	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,665, $8, $15,945 and $4,557, respectively)	$97,459	89,718	$141,331	$43,039
Income from Securities Lending	2,653	1,454	4,956	1,283

Total Fund Investment Income	100,112	91,172	146,287	44,322

Fund Expenses
Investment Management Fees	6,337	8,417	32,152	6,573
Accounting & Transfer Agent Fees	301	499	925	318
Custodian Fees	216	14	651	154
Filing Fees	36	91	128	87
Shareholders’ Reports	72	201	231	56
Directors’/Trustees’ Fees & Expenses	41	68	89	26
Professional Fees	40	21	83	25
Previously Waived Fees Recovered by Advisor (Note C)	—	9	—	—
Other	63	36	201	54

Total Fund Expenses	7,106	9,356	34,460	7,293

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,014	—	—
Fees Paid Indirectly (Note C)	184	—	14	2

Net Expenses	6,922	5,342	34,446	7,291

Net Investment Income (Loss)	93,190	104,356	111,841	37,031

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(51,261)	(5,213)	177,292	47,386
Affiliated Investment Companies Shares Sold	(33)	(6,015)	3	(2)
Futures	7,221	1,671	12,903	(202)
Foreign Currency Transactions	1,587	—	6,223	336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,259,071	1,173,164	3,407,040	896,474
Affiliated Investment Companies Shares	(5)	944,110	(30)	(9)
Futures	2,912	—	8,036	—
Translation of Foreign Currency-Denominated Amounts	(51)	—	224	76

Net Realized and Unrealized Gain (Loss)	1,219,441	2,108,762	3,611,691	944,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,312,631	$2,213,118	$3,723,532	$981,090

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	Worldex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $364 and $0, respectively)	—	$3,511	—
Income from Securities Lending	—	57	—
Expenses Allocated from Affiliated Investment Companies	—	(231)	—

Income Distributions Received from Affiliated Investment Companies	—	403	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,740	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,220, $0 and $4,785, respectively)	$24,398	—	$44,180
Income from Securities Lending	211	—	1,257

Total Fund Investment Income	24,609	—	45,437

Fund Expenses
Investment Management Fees	2,280	546	5,196
Accounting & Transfer Agent Fees	182	12	332
Custodian Fees	81	—	418
Filing Fees	71	16	94
Shareholders’ Reports	18	6	66
Directors’/Trustees’ Fees & Expenses	14	2	29
Professional Fees	9	2	47
Other	24	—	77

Total Fund Expenses	2,679	584	6,259

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	268	—
Fees Paid Indirectly (Note C)	7	—	2

Net Expenses	2,672	316	6,257

Net Investment Income (Loss)	21,937	3,424	39,180

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,433	—	(4,615)
Affiliated Investment Companies Shares Sold	(4)	24	1
Transactions Allocated from Affiliated Investment Company**	—	2,929	—
Futures	1,688	—	5,292
Foreign Currency Transactions	33	—	695
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	345,897	—	981,543
Affiliated Investment Companies Shares	(2)	7,215	(8)
Transactions Allocated from Affiliated Investment Company	—	69,756	—
Futures	195	—	2,022
Translation of Foreign Currency-Denominated Amounts	14	—	71

Net Realized and Unrealized Gain (Loss)	364,254	79,924	985,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$386,191	$83,348	$1,024,181

**	Net of foreign capital gain taxes withheld of $0, $4 and $12, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,459 and $4,001, respectively)	—	$1	$48,856	$40,866
Interest	—	—	435	14
Income from Securities Lending	—	—	1,329	8,093
Expenses Allocated from Affiliated Investment Companies	—	—	(4,602)	(7,196)

Income Distributions Received from Affiliated Investment Companies	$5,886	1,993	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,886	1,994	46,018	41,777

Fund Expenses
Investment Management Fees	1,153	437	10,878	15,480
Accounting & Transfer Agent Fees	60	34	313	278
Custodian Fees	1	1	—	—
Filing Fees	36	13	90	68
Shareholders’ Reports	9	10	111	90
Directors’/Trustees’ Fees & Expenses	7	3	51	42
Professional Fees	2	1	7	7
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	2	1	13	13

Total Fund Expenses.	1,277	500	11,463	15,978

Fees Waived, Expenses Reimbursed by Advisor (Note C)	944	372	3,178	5,404

Net Expenses	333	128	8,285	10,574

Net Investment Income (Loss)	5,553	1,866	37,733	31,203

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,303	12,232	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	239,804	256,144
Futures	—	652	—	—
Forward Currency Contracts	—	(285)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	237,767	79,732	—	—
Transactions Allocated from Affiliated Investment Company	—	—	1,176,042	1,303,279
Futures	—	349	—	—
Forward Currency Contracts	—	(1,212)	—	—

Net Realized and Unrealized Gain (Loss)	248,070	91,468	1,415,846	1,559,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,623	$93,334	$1,453,579	$1,590,626

**	Net of foreign capital gain taxes withheld of $0, $0, $270 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,484, $0 and $0, respectively)	$113,311	—	—
Interest.	2	—	—
Income from Securities Lending.	5,796	—	—
Expenses Allocated from Affiliated Investment Companies.	(10,485)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies.	108,624	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $31,542 and $255, respectively)	—	$231,990	$1,863
Income from Securities Lending.	—	13,896	61

Total Fund Investment Income.	—	245,886	1,924

Fund Expenses
Investment Management Fees.	31,768	56,127	641
Accounting & Transfer Agent Fees	519	2,161	26
Custodian Fees.	—	4,738	78
Shareholder Servicing Fees
Class R2 Shares.	18	—	—
Filing Fees	96	238	28
Shareholders’ Reports.	188	420	9
Directors’/Trustees’ Fees & Expenses.	112	231	1
Professional Fees.	19	254	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	118
Other.	51	579	5

Total Fund Expenses.	32,771	64,748	911

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1
Class R2 Shares	7	—	—
Institutional Class Shares	7,276	—	—
Fees Paid Indirectly (Note C)	—	66	1

Net Expenses.	25,488	64,682	909

Net Investment Income (Loss)	83,136	181,204	1,015

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	275,540	8,601
Affiliated Investment Companies Shares Sold.	—	(9)	—
Transactions Allocated from Affiliated Investment Company**	147,019	—	—
Futures.	—	39,728	354
Foreign Currency Transactions.	—	(1,177)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	—	6,652,371	58,019
Affiliated Investment Companies Shares.	—	(35)	—
Transactions Allocated from Affiliated Investment Company.	4,082,031	—	—
Futures.	—	19,993	55
Translation of Foreign Currency-Denominated Amounts.	—	(187)	2

Net Realized and Unrealized Gain (Loss)	4,229,050	6,986,224	67,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,312,186	$7,167,428	$68,019

** Net of foreign capital gain taxes withheld of $596, $86 and $1, respectively.

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

# Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,977	$117,936	$378,092	$608,730	$474	$616
Capital Gain Distributions Received from Investment Securities Net Realized Gain (Loss) on:	—	—	—	—	—	535
Investment Securities Sold*,**	28,063	(380,110)	9,532	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(2)	(71)	(7)	(170)	347	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	634	(193)
Futures	8,361	16,935	44,116	86,315	35	18
Foreign Currency Transactions.	2,064	4,070	4,103	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	(141,807)	7,708,615	(1,938,314)	—	9
Affiliated Investment Companies Shares.	(12)	27	(84)	97	12,178	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	6,435	(79)
Futures.	2,998	(1,346)	15,649	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	70	207	422	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,370,565	(384,159)	8,160,438	(2,274,896)	20,103	(8)

Distributions:
Institutional Class Shares	(47,471)	(119,035)	(222,742)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	357,552	1,926,246	2,966,115	8,116,550	32,206	15,132
Shares Issued in Lieu of Cash Distributions	44,011	109,607	213,625	589,210	727	627
Shares Redeemed.	(628,737)	(2,188,646)	(3,245,409)	(11,407,917)	(6,795)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(227,174)	(152,793)	(65,669)	(2,702,157)	26,138	2,917

Total Increase (Decrease) in Net Assets	1,095,920	(655,987)	7,872,027	(5,593,866)	45,514	2,282
Net Assets
Beginning of Period	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Period	$5,796,408	$4,700,488	$32,837,588	$24,965,561	$89,082	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	14,106	94,221	199,668	716,205	2,266	1,667
Shares Issued in Lieu of Cash Distributions	1,746	5,201	14,765	47,443	58	54
Shares Redeemed	(24,981)	(109,723)	(219,609)	(1,014,855)	(495)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,129)	(10,301)	(5,176)	(251,207)	1,829	421

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$106,035	$219,740	$5,213	$8,936	$5,243	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	241,868	(279,498)	12,227	(2,944)	3,415	(3,570)
Futures	16,642	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated
Investment Company	3,096,652	(573,955)	33,126	(15,236)	113,201	1,830
Futures	5,567	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,466,764	(622,968)	50,566	(9,244)	121,859	11,169

Distributions:
Institutional Class Shares	(170,135)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	843,710	2,566,857	9,966	67,280	849	71,668
Shares Issued in Lieu of Cash Distributions	166,207	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(1,459,187)	(4,527,485)	(22,946)	(231,407)	(8,722)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(449,270)	(1,449,048)	(2,400)	(140,885)	4,932	41,042

Total Increase (Decrease) in Net Assets	2,847,359	(2,601,978)	37,585	(173,372)	113,983	38,033
Net Assets
Beginning of Period	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Period	$12,995,491	$10,148,132	$504,281	$466,696	$492,665	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	40,543	166,813	385	3,412	36	4,296
Shares Issued in Lieu of Cash Distributions	8,312	27,715	418	928	559	681
Shares Redeemed	(70,728)	(292,110)	(903)	(10,105)	(373)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,873)	(97,582)	(100)	(5,765)	222	2,676

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208	$377	$5,241	$9,756	$93,190	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(51,261)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(33)	(33)
Transactions Allocated from Affiliated Investment Company*,**	293	78	16,740	(23,161)	—	—
Futures	—	—	—	—	7,221	21,374
Foreign Currency Transactions.	—	—	—	—	1,587	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,259,071	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(5)	14
Transactions Allocated from Affiliated Investment Company	8,710	(3,815)	206,412	(31,479)	—	—
Futures	—	—	—	—	2,912	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(51)	310

Net Increase (Decrease) in Net Assets Resulting from Operations.	9,211	(3,360)	228,393	(44,884)	1,312,631	(1,449,794)

Distributions:
Institutional Class Shares	(234)	(2,447)	(4,895)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued.	6,220	3,517	3,818	73,968	326,897	1,196,937
Shares Issued in Lieu of Cash Distributions	233	2,447	4,894	8,888	—	707,587
Shares Redeemed	(2,669)	(9,830)	(8,853)	(148,431)	(547,236)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	3,784	(3,866)	(141)	(65,575)	(220,339)	515,950

Total Increase (Decrease) in Net Assets	12,761	(9,673)	223,357	(119,361)	1,092,292	(1,651,115)
Net Assets
Beginning of Period.	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Period.	$29,628	$16,867	$761,101	$537,744	$5,739,140	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	240	153	124	2,953	71,586	304,948
Shares Issued in Lieu of Cash Distributions	9	88	167	361	—	144,701
Shares Redeemed	(98)	(404)	(291)	(7,187)	(123,186)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	151	(163)	—	(3,873)	(51,600)	108,252

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,356	$513,699	$111,841	$228,060	$37,031	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(5,213)	(42,440)	177,292	(411,850)	47,386	(76,225)
Affiliated Investment Companies Shares Sold	(6,015)	22,534	3	(2)	(2)	(7)
Futures	1,671	(362)	12,903	35,047	(202)	(8,170)
Foreign Currency Transactions.	—	—	6,223	6,447	336	296
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,173,164	(868,809)	3,407,040	(1,526,362)	896,474	(125,231)
Affiliated Investment Companies Shares	944,110	(1,432,797)	(30)	(8)	(9)	15
Futures.	—	—	8,036	(7,947)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	224	(289)	76	132

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,213,118	(1,806,425)	3,723,532	(1,676,904)	981,090	(149,724)

Distributions:
Institutional Class Shares	(186,954)	(599,021)	(191,089)	(430,950)	(30,325)	(57,640)
Capital Share Transactions (1):
Shares Issued	1,242,520	2,435,290	778,190	2,667,860	198,588	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	167,638	385,828	30,179	56,357
Shares Redeemed	(1,082,165)	(2,640,206)	(1,854,952)	(4,485,990)	(320,046)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions.	339,393	362,260	(909,124)	(1,432,302)	(91,279)	352,089

Total Increase (Decrease) in Net Assets	2,365,557	(2,043,186)	2,623,319	(3,540,156)	859,486	144,725
Net Assets
Beginning of Period	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Period	$9,591,382	$7,225,825	$12,511,247	$9,887,928	$3,582,345	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	113,412	243,141	39,489	181,563	15,423	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	9,014	20,438	2,398	5,172
Shares Redeemed	(98,963)	(267,327)	(95,251)	(292,999)	(24,633)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	31,260	25,698	(46,748)	(90,998)	(6,812)	39,351

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,937	$19,772	$3,424	$6,168
Capital Gain Distributions Received from Investment Securities.	—	—	—	440
Net Realized Gain (Loss) on: Investment Securities Sold*,**	16,433	(18,047)	—	—
Affiliated Investment Companies Shares Sold.	(4)	(1)	24	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,929	(14,842)
Futures	1,688	3,996	—	100
Foreign Currency Transactions.	33	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	345,897	56,853	—	(42)
Affiliated Investment Companies Shares.	(2)	5	7,215	(3,499)
Transactions Allocated from Affiliated Investment Company.	—	—	69,756	(36,036)
Futures.	195	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	14	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations.	386,191	62,440	83,348	(49,168)

Distributions:
Institutional Class Shares	(14,435)	(18,018)	(2,694)	(6,579)
Capital Share Transactions (1):
Shares Issued	309,214	1,014,049	36,892	54,277
Shares Issued in Lieu of Cash Distributions.	14,155	17,687	2,692	6,573
Shares Redeemed	(161,021)	(259,261)	(16,469)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	162,348	772,475	23,115	(39,707)

Total Increase (Decrease) in Net Assets	534,104	816,897	103,769	(95,454)
Net Assets
Beginning of Period.	1,475,345	658,448	206,915	302,369

End of Period	$2,009,449	$1,475,345	$310,684	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	24,775	101,501	3,134	6,299
Shares Issued in Lieu of Cash Distributions.	1,122	1,705	241	672
Shares Redeemed	(12,781)	(25,836)	(1,456)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	13,116	77,370	1,919	(4,553)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $4, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,180	$77,826	$5,553	$14,907	$1,866	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(4,615)	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(23)	10,303	(19,813)	12,232	(689)
Futures	5,292	13,484	—	(122)	652	460
Foreign Currency Transactions	695	1,255	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(285)	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	981,543	(169,554)	—	—	—	—
Affiliated Investment Companies Shares.	(8)	17	237,767	3,079	79,732	(13,537)
Futures.	2,022	(598)	—	—	349	(146)
Translation of Foreign Currency-Denominated Amounts	71	101	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(1,212)	710

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,024,181	(188,472)	253,623	6,197	93,334	(5,276)

Distributions:
Institutional Class Shares	(31,474)	(75,535)	(5,570)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued.	319,620	1,273,174	96,037	198,881	27,272	64,436
Shares Issued in Lieu of Cash Distributions.	31,285	74,685	5,047	15,264	6,900	9,598
Shares Redeemed	(498,383)	(1,592,928)	(104,494)	(313,856)	(63,426)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(147,478)	(245,069)	(3,410)	(99,711)	(29,254)	(72,412)

Total Increase (Decrease) in Net Assets.	845,229	(509,076)	244,643	(109,951)	57,146	(87,323)
Net Assets
Beginning of Period.	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Period	$4,055,466	$3,210,237	$1,014,245	$769,602	$345,655	$288,509

(1) Shares Issued and Redeemed:
Shares Issued.	24,769	135,315	4,738	13,724	1,393	4,300
Shares Issued in Lieu of Cash Distributions.	2,452	7,310	257	969	372	564
Shares Redeemed	(39,417)	(168,321)	(5,262)	(20,996)	(3,248)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,196)	(25,696)	(267)	(6,303)	(1,483)	(4,923)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $12, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,733	$118,848	$31,203	$120,972	$83,136	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	239,804	62,124	256,144	(377,221)	147,019	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,176,042	28,554	1,303,279	126,768	4,082,031	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,453,579	209,526	1,590,626	(129,481)	4,312,186	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(125)	(569)
Institutional Class Shares	(24,261)	(118,156)	(92,502)	(170,927)	(144,208)	(441,483)

Total Distributions	(24,261)	(118,156)	(92,502)	(170,927)	(144,333)	(442,052)

Capital Share Transactions (1):
Shares Issued.	582,574	1,949,203	275,268	767,311	846,204	3,023,264
Shares Issued in Lieu of Cash
Distributions	23,337	110,017	87,183	161,476	139,564	425,730
Shares Redeemed	(1,188,267)	(2,466,550)	(1,311,664)	(2,172,505)	(2,694,837)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(582,356)	(407,330)	(949,213)	(1,243,718)	(1,709,069)	(2,398,903)

Total Increase (Decrease) in Net Assets.	846,962	(315,960)	548,911	(1,544,126)	2,458,784	(4,581,593)
Net Assets
Beginning of Period.	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Period	$6,499,320	$5,652,358	$5,428,644	$4,879,733	$15,068,273	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	17,286	81,083	11,639	43,649	28,348	131,688
Shares Issued in Lieu of Cash Distributions	718	4,148	3,832	8,071	4,871	16,867
Shares Redeemed	(36,056)	(97,296)	(55,067)	(123,692)	(90,257)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,052)	(12,065)	(39,596)	(71,972)	(57,038)	(101,814)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $270, $9 and $596, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$181,204	$561,952	$1,015	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	275,540	(1,673,803)	8,601	1,473
Affiliated Investment Companies Shares Sold.	(9)	(9)	—	—
Futures	39,728	69,434	354	(609)
Foreign Currency Transactions.	(1,177)	(17,720)	(27)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,652,371	760,317	58,019	3,387
Affiliated Investment Companies Shares	(35)	17	—	—
Futures	19,993	(12,657)	55	(13)
Translation of Foreign Currency-Denominated Amounts	(187)	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,167,428	(313,048)	68,019	7,411

Distributions:
Institutional Class Shares	(109,536)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	2,343,691	6,136,399	27,160	116,272
Shares Issued in Lieu of Cash Distributions.	104,282	555,504	4,385	3,875
Shares Redeemed	(4,152,933)	(9,635,005)	(14,002)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,704,960)	(2,943,102)	17,543	52,267

Total Increase (Decrease) in Net Assets.	5,352,932	(3,841,910)	81,062	55,803
Net Assets
Beginning of Period	24,780,700	28,622,610	170,163	114,360

End of Period	$30,133,632	$24,780,700	$251,225	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	94,219	329,136	2,261	14,050
Shares Issued in Lieu of Cash Distributions.	4,391	28,643	389	366
Shares Redeemed	(167,617)	(529,560)	(1,191)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed.	(69,007)	(171,781)	1,459	6,552

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $86 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.90		$22.78	$21.29	$23.52	$19.52	$20.36	$12.08		$13.19	$12.65	$14.23	$11.58	$11.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.49	0.70	0.66	0.58	0.57	0.18		0.28	0.41	0.38	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	5.86		(1.87)	1.47	(2.25)	4.00	(0.86)	3.78		(1.11)	0.53	(1.60)	2.63	(0.15)

Total from Investment Operations	6.19		(1.38)	2.17	(1.59)	4.58	(0.29)	3.96		(0.83)	0.94	(1.22)	2.97	0.17

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Total Distributions	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Net Asset Value, End of Period	$26.87		$20.90	$22.78	$21.29	$23.52	$19.52	$15.93		$12.08	$13.19	$12.65	$14.23	$11.58

Total Return	29.67	%(B)	(6.05%)	10.38%	(6.97%)	23.79%	(1.30%)	32.86	%(B)	(6.32%)	7.67%	(8.79%)	26.02%	1.62%

Net Assets, End of Period (thousands)	$5,796,408		$4,700,488	$5,356,475	$4,587,406	$4,723,090	$3,527,775	$32,837,588		$24,965,561	$30,559,427	$27,174,589	$25,443,968	$16,983,011
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.23%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.29%	0.30%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.23%	0.24%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.31%	0.30%	0.32%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	2.31%	3.22%	2.78%	2.72%	2.95%	2.50	%(C)	2.24%	3.21%	2.67%	2.62%	2.83%
Portfolio Turnover Rate	5	%(B)	19%	7%	8%	10%	10%	4	%(B)	4%	6%	4%	6%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$11.07	$10.73	$11.53	$10.00		$16.84		$18.21	$18.46	$21.52	$17.78	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.18	0.19	0.14		0.18		0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	4.47		(0.55)	0.27	(0.75)	1.39		5.64		(0.93)	0.58	(2.41)	4.13	0.48

Total from Investment Operations	4.57		(0.40)	0.45	(0.56)	1.53		5.82		(0.60)	1.01	(1.95)	4.54	0.91

Less Distributions:
Net Investment Income	(0.17)		(0.17)	(0.11)	(0.17)	—		(0.29)		(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	—		—	—	(0.07)	—		—		(0.40)	(0.82)	(0.67)	(0.46)	(0.40)

Total Distributions	(0.17)		(0.17)	(0.11)	(0.24)	—		(0.29)		(0.77)	(1.26)	(1.11)	(0.80)	(0.91)

Net Asset Value, End of Period	$14.90		$10.50	$11.07	$10.73	$11.53		$22.37		$16.84	$18.21	$18.46	$21.52	$17.78

Total Return	43.83	%(B)	(3.75%)	4.29%	(5.02%)	15.30	%(B)	34.74	%(B)	(3.64%)	6.44%	(9.54%)	26.54%	5.43%

Net Assets, End of Period (thousands)	$89,082		$43,568	$41,286	$31,380	$15,021		$12,995,491		$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(D)	0.47	%(C)	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.76	%(C)	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.50%	1.69%	1.58%	1.74	%(C)(E)	1.76	%(C)	1.96%	2.44%	2.18%	2.14%	2.47%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.27	%(C)	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$23.39		$24.89	$25.70	$28.56	$23.01	$20.46	$20.13		$21.11	$20.83	$23.71	$21.27	$19.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.40	0.45	0.43	0.37	0.32	0.28		0.75	0.77	0.84	0.74	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		(0.91)	0.37	(2.59)	5.61	2.51	6.15		(0.77)	0.19	(2.76)	2.45	2.24

Total from Investment Operations	2.56		(0.51)	0.82	(2.16)	5.98	2.83	6.43		(0.02)	0.96	(1.92)	3.19	2.95

Less Distributions:
Net Investment Income	(0.54)		(0.61)	(0.28)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)
Net Realized Gains	—		(0.38)	(1.35)	—	—	—	—		—	—	—	—	—

Total Distributions	(0.54)		(0.99)	(1.63)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)

Net Asset Value, End of Period	$25.41		$23.39	$24.89	$25.70	$28.56	$23.01	$25.88		$20.13	$21.11	$20.83	$23.71	$21.27

Total Return	10.95	%(B)	(2.32%)	4.01%	(7.82%)	26.56%	14.04%	32.39	%(B)	(0.23%)	4.81%	(8.51%)	15.70%	16.18%

Net Assets, End of Period (thousands)	$504,281		$466,696	$640,068	$622,650	$647,978	$509,413	$492,665		$378,682	$340,649	$346,335	$332,153	$251,575
Ratio of Expenses to Average Net Assets (F)	0.50	%(C)	0.54%	0.55%	0.53%	0.54%	0.54%	0.50	%(C)	0.54%	0.57%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.60	%(C)	0.64%	0.65%	0.63%	0.64%	0.64%	0.60	%(C)	0.64%	0.67%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	1.74%	1.91%	1.49%	1.50%	1.57%	2.32	%(C)	3.92%	3.65%	3.57%	3.41%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.35		$27.85	$26.95	$32.67	$27.21	$35.50	$23.82		$24.84	$24.37	$28.24	$21.48	$20.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.76	0.85	0.87	1.18	0.23		0.40	0.55	0.61	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	10.18		(4.00)	1.68	(3.65)	6.67	(6.55)	9.88		(1.04)	1.23	(3.68)	6.73	0.72

Total from Investment Operations	10.41		(3.57)	2.44	(2.80)	7.54	(5.37)	10.11		(0.64)	1.78	(3.07)	7.18	1.15

Less Distributions:
Net Investment Income	(0.27)		(0.68)	(0.47)	(0.79)	(0.93)	(1.29)	(0.22)		(0.38)	(0.51)	(0.59)	(0.42)	(0.41)
Net Realized Gains	—		(2.25)	(1.07)	(2.13)	(1.15)	(1.63)	—		—	(0.80)	(0.21)	—	—

Total Distributions	(0.27)		(2.93)	(1.54)	(2.92)	(2.08)	(2.92)	(0.22)		(0.38)	(1.31)	(0.80)	(0.42)	(0.41)

Net Asset Value, End of Period.	$31.49		$21.35	$27.85	$26.95	$32.67	$27.21	$33.71		$ 23.82 $ 24.84		$ 24.37 $ 28.24		$21.48

Total Return	49.03	%(B)	(15.27%)	10.14%	(9.34%)	29.28%	(16.20%)	42.57	%(B)	(2.63%)	7.94%	(11.14%)	33.68%	5.70%

Net Assets, End of Period (thousands)	$29,628		$16,867	$26,540	$36,351	$45,177	$32,323	$761,101		$537,744	$657,105	$645,651	$592,347	$292,117
Ratio of Expenses to Average Net Assets (F)	0.58	%(C)	0.59%	0.59%	0.58%	0.59%	0.59%	0.50	%(C)	0.54%	0.56%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.71	%(C)	0.86%	0.82%	0.68%	0.71%	0.71%	0.60	%(C)	0.64%	0.66%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.66	%(C)	1.89%	2.92%	2.75%	2.93%	3.87%	1.54	%(C)	1.68%	2.30%	2.16%	1.78%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.77		$5.61	$4.85	$5.07	$5.23	$5.27	$9.57		$12.71		$10.71		$10.90		$10.84		$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.20	0.22	0.21	0.20	0.14		0.68		0.34	**	0.48		0.43		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01		(1.35)	0.83	(0.22)	0.04	(0.15)	2.73		(3.00)		2.16	**	(0.26)		0.15		0.23

Total from Investment Operations	1.09		(1.20)	1.03	—	0.25	0.05	2.87		(2.32)		2.50		0.22		0.58		0.50

Less Distributions:
Net Investment Income	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)		(0.25)
Net Realized Gains	—		—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)		—

Total Distributions	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)		(0.25)

Net Asset Value, End of Period	$4.86		$3.77	$5.61	$4.85	$5.07	$5.23	$12.20		$9.57		$12.71		$10.71		$10.90		$10.84

Total Return	28.91	%(B)	(23.98%)	22.54%	(0.24%)	5.46%	1.05%	30.42	%(B)	(19.28%)		24.55%		1.91%		5.82%		4.87%

Net Assets, End of Period (thousands)	$5,739,140		$4,646,848	$6,297,963	$5,442,507	$5,497,753	$4,181,623	$9,591,382		$7,225,825		$9,269,011		$7,475,924		$6,753,782		$4,888,955
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.26%	0.27%	0.28%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)*	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.28%	0.34	%(C)(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)	0.38	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(C)	3.61%	4.01%	4.27%	4.19%	3.71%	2.48	%(C)	6.44%		2.95	%**	4.42%		4.03%		2.45%
Portfolio Turnover Rate	3	%(B)	12%	8%	5%	1%	1%	0	%(B)	0%		0%		3%		2%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.11	%(C)	0.12%		0.13%		0.13%		0.15%		0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.65		$18.58	$19.24	$23.51	$19.31	$19.44	$10.42		$11.62	$11.74	$13.33 $	10.78	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.33	0.45	0.47	0.39	0.44	0.14		0.23	0.33	0.32	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.87		(2.65)	(0.01)	(3.44)	4.72	0.29	3.64		(1.20)	0.24	(1.56)	2.57	0.05

Total from Investment Operations	6.05		(2.32)	0.44	(2.97)	5.11	0.73	3.78		(0.97)	0.57	(1.24)	2.85	0.33

Less Distributions:
Net Investment Income	(0.31)		(0.32)	(0.48)	(0.56)	(0.29)	(0.58)	(0.12)		(0.23)	(0.34)	(0.30)	(0.28)	(0.27)
Net Realized Gains	—		(0.29)	(0.62)	(0.74)	(0.62)	(0.28)	—		—	(0.35)	(0.05)	(0.02)	(0.04)

Total Distributions	(0.31)		(0.61)	(1.10)	(1.30)	(0.91)	(0.86)	(0.12)		(0.23)	(0.69)	(0.35)	(0.30)	(0.31)

Net Asset Value, End of Period	$21.39		$15.65	$18.58	$19.24	$23.51	$19.31	$14.08		$10.42	$11.62	$11.74	$13.33	$10.78

Total Return	38.96	%(B)	(13.03%)	2.94%	(13.37%)	27.49%	4.09%	36.38	%(B)	(8.41%)	5.49%	(9.52%)	26.83%	3.21%

Net Assets, End of Period (thousands)	$12,511,247		$9,887,928	$13,428,084	$13,787,695	$16,162,471	$13,009,729	$3,582,345		$2,722,859	$2,578,134	$2,441,217	$2,529,852	$1,856,474
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.65%	0.68%	0.68%	0.68%	0.68%	0.44	%(C)	0.47%	0.50%	0.48%	0.49%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.59	%(C)	0.66%	0.69%	0.68%	0.68%	0.68%	0.44	%(C)	0.48%	0.50%	0.48%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.02%	2.48%	2.10%	1.85%	2.38%	2.22	%(C)	2.20%	2.94%	2.40%	2.36%	2.73%
Portfolio Turnover Rate	4	%(B)	14%	18%	23%	21%	19%	3	%(B)	18%	17%	12%	5%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31		$10.28

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.21	0.27	0.26	0.08		0.15		0.25		0.35		0.34		0.31		0.31
Net Gains (Losses) on Securities (Realized and
Unrealized)	2.55		(0.13)	1.00	(1.01)	0.66		3.43		(1.96)		0.04		(1.48)		2.33		0.03

Total from Investment Operations	2.70		0.08	1.27	(0.75)	0.74		3.58		(1.71)		0.39		(1.14)		2.64		0.34

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.35)		(0.41)		(0.24)		(0.31)
Net Realized Gains	—		—	—	—	—		—		—		(0.23)		—		—		—

Total Distributions	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.58)		(0.41)		(0.24)		(0.31)

Net Asset Value, End of Period	$13.24		$10.64	$10.74	$9.71	$10.68		$12.46		$8.99		$10.97		$11.16		$12.71		$10.31

Total Return	25.40	%(B)	0.80%	13.19%	(7.20%)	7.38	%(B)	40.02	%(B)	(15.76%)		3.75%		(9.22%)		25.97%		3.54%

Net Assets, End of Period (thousands)	$2,009,449		$1,475,345	$658,448	$266,868	$67,793		$310,684		$206,915		$302,369		$240,668		$246,551		$188,154
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.46	%(C)(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)	0.53	%(D)
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.66	%(C)(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net
Assets	2.41	%(C)	1.97%	2.69%	2.41%	1.76	%(C)(E)	2.56	%(C)	2.56%		3.25%		2.72%		2.69%		3.20%
Portfolio Turnover Rate	7	%(B)	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A		N/A	N/A	N/A	N/A		0.23	%(C)	0.23%		0.24%		0.24%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.44		$11.17	$10.65	$12.15	$9.93	$9.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.24	0.33	0.31	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28		(0.74)	0.56	(1.52)	2.21	0.08

Total from Investment Operations	3.41		(0.50)	0.89	(1.21)	2.48	0.34

Less Distributions:
Net Investment Income	(0.11)		(0.23)	(0.32)	(0.29)	(0.26)	(0.24)
Net Realized Gains	—		—	(0.05)	—	—	—

Total Distributions	(0.11)		(0.23)	(0.37)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$13.74		$10.44	$11.17	$10.65	$12.15	$9.93

Total Return	32.71	%(B)	(4.42%)	8.64%	(10.22%)	25.33%	3.58%

Net Assets, End of Period (thousands)	$4,055,466		$3,210,237	$3,719,313	$3,129,791	$2,805,367	$1,656,445
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.35%	0.37%	0.39%	0.40%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33	%(C)	0.36%	0.38%	0.37%	0.40%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	2.26%	3.02%	2.56%	2.48%	2.67%
Portfolio Turnover Rate	2	%(B)	13%	8%	4%	4%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$16.29		$16.42	$15.40	$ 16.06 $ 13.14		$12.94	$16.21		$16.54	$15.71	$ 16.52 $ 13.67			$13.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.29	0.35	0.31	0.29	0.27	0.11		0.28	0.35	0.31	0.29		0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30		(0.10)	1.13	(0.64)	2.98	0.20	5.27		(0.18)	1.12	(0.66)	2.98		0.30

Total from Investment Operations	5.42		0.19	1.48	(0.33)	3.27	0.47	5.38		0.10	1.47	(0.35)	3.27		0.56

Less Distributions:
Net Investment Income	(0.12)		(0.29)	(0.35)	(0.30)	(0.30)	(0.26)	(0.20)		(0.43)	(0.44)	(0.27)	(0.30)		(0.35)
Net Realized Gains	—		(0.03)	(0.11)	(0.03)	(0.05)	(0.01)	(0.20)		—	(0.20)	(0.19)	(0.12)		(0.04)

Total Distributions	(0.12)		(0.32)	(0.46)	(0.33)	(0.35)	(0.27)	(0.40)		(0.43)	(0.64)	(0.46)	(0.42)		(0.39)

Net Asset Value, End of Period.	$21.59		$16.29	$16.42	$15.40	$16.06	$13.14	$21.19		$16.21	$16.54	$15.71	$16.52		$13.67

Total Return	33.34	%(B)	1.25%	9.94%	(2.16%)	25.14%	3.73%	33.50	%(B)	0.47%	10.10%	(2.28%)	24.54	%4.32%

Net Assets, End of Period (thousands)	$1,014,245		$769,602	$879,553	$741,512	$546,891	$370,229	$345,655		$288,509	$375,832	$403,195	$402,204		$289,904
Ratio of Expenses to Average Net Assets *(D)	0.30	%(C)	0.32%	0.33%	0.35%	0.35%	0.35%	0.34	%(C)	0.36%	0.37%	0.34%	0.35%		0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor) *(D)	0.51	%(C)	0.56%	0.60%	0.59%	0.60%	0.64%	0.55	%(C)	0.61%	0.63%	0.60%	0.62%		0.64%
Ratio of Net Investment Income to Average Net Assets	1.21	%(C)	1.81%	2.23%	1.89%	1.95%	2.14%	1.14	%(C)	1.78%	2.25%	1.87%	1.90%		2.03%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
Portfolio’s investment in Underlying Funds as follows:	0.23	%(C)	0.25%	0.27%	0.27%	0.28%	0.31%	0.26	%(C)	0.28%	0.30%	0.29%	0.29%		0.32%

.

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.64		$27.56	$25.46	$29.55	$24.12	$22.17	$19.67		$20.07	$18.72	$23.49	$20.39	$18.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.55	0.73	0.61	0.49	0.45	0.13		0.41	0.48	0.53	0.49	0.45
Net Gains (Losses) on Securities (Realized and
Unrealized)	7.14		0.07	2.05	(4.14)	5.43	1.95	6.62		(0.24)	1.87	(4.22)	3.58	2.04

Total from Investment Operations	7.34		0.62	2.78	(3.53)	5.92	2.40	6.75		0.17	2.35	(3.69)	4.07	2.49

Less Distributions:
Net Investment Income	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.44)	(0.46)	(0.53)	(0.51)	(0.47)
Net Realized Gains	—		—	—	—	—	—	—		(0.13)	(0.54)	(0.55)	(0.46)	(0.14)

Total Distributions	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.57)	(1.00)	(1.08)	(0.97)	(0.61)

Net Asset Value, End of Period	$34.85		$27.64	$27.56	$25.46	$29.55	$24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Total Return	26.57	%(B)	2.36%	11.06%	(12.14%)	24.83%	11.01%	34.59	%(B)	0.81%	12.96%	(16.45%)	21.00%	13.96%

Net Assets, End of Period (thousands)	$6,499,320		$5,652,358	$5,968,318	$5,394,188	$6,632,914	$4,915,400	$5,428,644		$4,879,733	$6,423,859	$6,304,406	$7,249,717	$5,459,509
Ratio of Expenses to Average Net Assets (F)	0.41	%(C)	0.44%	0.48%	0.47%	0.50%	0.56%	0.66	%(C)	0.69%	0.72%	0.70%	0.73%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.54%	0.58%	0.57%	0.60%	0.66%	0.86	%(C)	0.89%	0.92%	0.90%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.19	%(C)	2.07%	2.70%	2.08%	1.88%	2.04%	1.15	%(C)	2.20%	2.44%	2.31%	2.32%	2.43%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.78		$27.16	$26.64	$30.13	$24.71	$22.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.59	0.63	0.63	0.31	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	8.20		(3.27)	0.56	(3.48)	5.60	2.75

Total from Investment Operations	8.33		(2.68)	1.19	(2.85)	5.91	3.21

Less Distributions:
Net Investment Income	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Total Distributions	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Net Asset Value, End of Period.	$31.86		$23.78	$27.16	$26.64	$30.13	$24.71

Total Return.	35.15	%(B)	(9.98%)	4.57%	(9.66%)	24.11%	14.98%

Net Assets, End of Period (thousands)	$15,671		$12,587	$29,146	$25,150	$31,198	$97,923
Ratio of Expenses to Average Net Assets (F)	0.74	%(C)	0.77%	0.81%	0.80%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84	%(C)	0.87%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income to Average Net Assets	0.90	%(C)	2.41%	2.29%	2.07%	1.19%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.93		$27.34	$26.81	$30.32	$24.84	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.71	0.70	0.73	0.61	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	8.25		(3.35)	0.57	(3.53)	5.40	2.77

Total from Investment Operations.	8.42		(2.64)	1.27	(2.80)	6.01	3.28

Less Distributions:
Net Investment Income.	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Total Distributions	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Net Asset Value, End of Period.	$32.07		$23.93	$27.34	$26.81	$30.32	$24.84

Total Return	35.35	%(B)	(9.75%)	4.83%	(9.45%)	24.41%	15.23%

Net Assets, End of Period (thousands)	$15,052,602		$12,596,902	$17,161,936	$16,431,410	$19,383,230	$16,304,321
Ratio of Expenses to Average Net Assets (F)	0.49	%(C)	0.52%	0.56%	0.54%	0.57%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59	%(C)	0.62%	0.66%	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.14	%(C)	2.87%	2.54%	2.37%	2.23%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.34		$20.59	$18.95	$22.38	$18.40	$16.81	$9.71		$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.43	0.53	0.50	0.42	0.37	0.06		0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.82		(0.22)	1.64	(3.47)	3.95	1.59	3.72		(0.59)	0.20

Total from Investment Operations	5.97		0.21	2.17	(2.97)	4.37	1.96	3.78		(0.38)	0.44

Less Distributions:
Net Investment Income	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.23)		(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.02)		(0.11)	—

Total Distributions	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.25)		(0.34)	(0.01)

Net Asset Value, End of Period	$26.22		$20.34	$20.59	$18.95	$22.38	$18.40	$13.24		$9.71	$10.43

Total Return	29.41	%(B)	1.13%	11.61%	(13.48%)	24.02%	11.87%	39.45	%(B)	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$30,133,632		$24,780,700	$28,622,610	$25,372,759	$27,085,722	$18,712,966	$251,225		$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.49%	0.52%	0.52%	0.55%	0.61%	0.85	%(C)	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45	%(C)	0.50%	0.53%	0.52%	0.56%	0.61%	0.85	%(C)	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average
Net Assets	1.25	%(C)	2.19%	2.62%	2.25%	2.08%	2.20%	0.95	%(C)	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	15%	4%	4%	4%	3%	10	%(B)	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/21
Japanese Small Company Portfolio	The Japanese Small Company Series	16%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	25%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	12%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	9%
	DFA International Real Estate Securities Portfolio	58%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.17%*
International Core Equity Portfolio	0.23%*
Global Small Company Portfolio	0.42%*
International Small Company Portfolio	0.35%*
Japanese Small Company Portfolio	0.44%*
Asia Pacific Small Company Portfolio	0.44%*
United Kingdom Small Company Portfolio	0.44%*
Continental Small Company Portfolio	0.44%*
DFA International Real Estate Securities Portfolio	0.24%

DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.55	%*
International Vector Equity Portfolio	0.39	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.41	%*
World ex U.S. Core Equity Portfolio	0.28	%*
World Core Equity Portfolio	0.25	%*
Selectively Hedged Global Equity Portfolio	0.27	%*
Emerging Markets Portfolio	0.34	%*
Emerging Markets Small Cap Portfolio	0.57	%*
Emerging Markets Value Portfolio	0.44	%*
Emerging Markets Core Equity Portfolio	0.39	%*
Emerging Markets Targeted Value Portfolio	0.60	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	3	$93	$463
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	251	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	226	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	16	32	83
Continental Small Company Portfolio (4)	0.47%	0.40%	—	341	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	9	4,014	25,212
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	268	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	7	944	539
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	372	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	3,178	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	5,404	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	7,276	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$118	$1	$18
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”).From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis(the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$9
International Core Equity Portfolio	85
DFA International Real Estate Securities Portfolio	184
DFA International Small Cap Value Portfolio	14
International Vector Equity Portfolio	2
International High Relative Profitability Portfolio	7

Fees Paid Indirectly
World ex U.S. Core Equity Portfolio	$2
Emerging Markets Core Equity Portfolio	66
Emerging Markets Targeted Value Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$124
International Core Equity Portfolio	520
Global Small Company Portfolio	—
International Small Company Portfolio	335
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	10
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	11
DFA International Real Estate Securities Portfolio	106
DFA Global Real Estate Securities Portfolio	129
DFA International Small Cap Value Portfolio	427
International Vector Equity Portfolio	53
International High Relative Profitability Portfolio	13
World ex U.S. Value Portfolio	4
World ex U.S. Core Equity Portfolio	44
World Core Equity Portfolio	10
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	163
Emerging Markets Small Cap Portfolio	142
Emerging Markets Value Portfolio	556
Emerging Markets Core Equity Portfolio	530
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$262,792	$495,188
International Core Equity Portfolio	$1,078,046	$1,189,769
DFA International Real Estate Securities Portfolio	$176,018	$312,385

	Purchases	Sales
DFA Global Real Estate Securities Portfolio	$339,241	$14,902
DFA International Small Cap Value Portfolio	$427,314	$1,345,863
International Vector Equity Portfolio	$111,908	$199,660
International High Relative Profitability Portfolio	$304,409	$133,076
World ex U.S. Core Equity Portfolio	$91,098	$248,638
Emerging Markets Core Equity Portfolio	$1,337,415	$3,038,790
Emerging Markets Targeted Value Portfolio	$36,286	$21,857

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

Total	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Total	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

Total	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

Total	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$125,473	$127,900	$(25,394)	$766,132	$3,326,108	684,384	—	—
DFA Real Estate Securities Portfolio	720,976	1	45,965	19,382	177,984	872,378	19,908	$18,526	$1,045
The DFA Short Term Investment Fund	72,156	311,374	296,657	(3)	(6)	86,864	7,508	48	—

Total	$3,380,929	$436,848	$470,522	$(6,015)	$944,110	$4,285,350	711,800	$18,574	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

Total	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

Total	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

Total	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

Total	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

Total	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$34,135	$36,562	$8,417	$137,060	$579,192	17,156	$3,374	—
International Core Equity Portfolio	230,682	19,855	21,293	1,148	71,940	302,332	18,979	2,052	—
Emerging Markets Core Equity Portfolio	102,184	7,786	7,598	738	28,767	131,877	5,030	460	—

Total	$769,008	$61,776	$65,453	$10,303	$237,767	$1,013,401	41,165	$5,886	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$7,137	$27,219	$8,210	$42,475	$178,389	5,754	$1,046	—
International Core Equity Portfolio	79,764	5,252	14,271	2,214	22,603	95,562	5,999	692	—
Emerging Markets Core Equity Portfolio	57,734	6,705	12,864	1,808	14,654	68,037	2,595	255	—

Total	$285,284	$19,094	$54,354	$12,232	$79,732	$341,988	14,348	$1,993	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Total	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

Total	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio 2019	$155,698	—	—	$155,698
2020	119,035	—	—	119,035

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Core Equity Portfolio 2019	$907,539	—	—	$907,539
2020	616,813	—	—	616,813
Global Small Company Portfolio
2019	308	—	—	308
2020	627	—	—	627
International Small Company Portfolio 2019	339,853	$517,619	—	857,472
2020	251,539	278,423	—	529,962
Japanese Small Company Portfolio
2019	6,623	32,764	—	39,387
2020	14,224	9,019	—	23,243
Asia Pacific Small Company Portfolio
2019	11,260	—	—	11,260
2020	14,178	—	—	14,178
United Kingdom Small Company Portfolio
2019	540	1,437	—	1,977
2020	969	1,478	—	2,447
Continental Small Company Portfolio
2019	14,187	19,027	—	33,214
2020	8,902	—	—	8,902
DFA International Real Estate Securities Portfolio
2019	302,662	—	—	302,662
2020	717,271	—	—	717,271
DFA Global Real Estate Securities Portfolio
2019	311,682	40,223	—	351,905
2020	509,001	90,019	—	599,020
DFA International Small Cap Value Portfolio
2019	346,113	429,956	—	776,069
2020	224,481	206,468	—	430,949
International Vector Equity Portfolio
2019	75,474	72,426	—	147,900
2020	57,641	—	—	57,641
International High Relative Profitability Portfolio
2019	11,023	—	—	11,023
2020	18,018	—	—	18,018
World ex U.S. Value Portfolio
2019	8,654	5,062	—	13,716
2020	6,579	—	—	6,579
World ex U.S. Core Equity Portfolio
2019	100,766	15,900	—	116,666
2020	75,535	—	—	75,535
World Core Equity Portfolio
2019	18,739	4,773	—	23,512

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2020	$14,888	$1,549	—	$16,437
Selectively Hedged Global Equity Portfolio
2019	12,345	4,519	—	16,864
2020	9,635	—	—	9,635
Emerging Markets Portfolio
2019	145,647	—	—	145,647
2020	118,156	—	—	118,156
Emerging Markets Small Cap Portfolio
2019	153,182	173,892	—	327,074
2020	129,179	41,749	—	170,928
Emerging Markets Value Portfolio
2019	459,380	—	—	459,380
2020	442,052	—	—	442,052
Emerging Markets Core Equity Portfolio
2019	730,829	—	—	730,829
2020	585,760	—	—	585,760
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64
2020	3,854	21	—	3,875

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(8,871)	—	$(8,871)
International Core Equity Portfolio	(53,934)	—	(53,934)
Global Small Company Portfolio	(71)	—	(71)
International Small Company Portfolio	(23,983)	—	(23,983)
Japanese Small Company Portfolio	—	—	—
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(19)	—	(19)
Continental Small Company Portfolio	(799)	—	(799)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(3,747)	—	(3,747)
DFA International Small Cap Value Portfolio	(26,367)	—	(26,367)
International Vector Equity Portfolio	(6,596)	—	(6,596)
International High Relative Profitability Portfolio	(1,186)	—	(1,186)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(7,309)	—	(7,309)
World Core Equity Portfolio	(61)	—	(61)
Selectively Hedged Global Equity Portfolio	(473)	$(465)	(938)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Portfolio	$(11,704)	—	$(11,704)
Emerging Markets Small Cap Portfolio	(14,465)	—	(14,465)
Emerging Markets Value Portfolio	(43,191)	—	(43,191)
Emerging Markets Core Equity Portfolio	(55,165)	—	(55,165)
Emerging Markets Targeted Value Portfolio	(502)	—	(502)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$13,767	—	$(485,857)	$654,159	$182,069
International Core Equity Portfolio	109,223	—	(1,538,697)	783,156	(646,318)
Global Small Company Portfolio	540	—	(258)	(441)	(159)
International Small Company Portfolio	136,707	—	(313,125)	65,923	(110,495)
Japanese Small Company Portfolio	9,860	—	(4,708)	40,289	45,441
Asia Pacific Small Company Portfolio	11,401	—	(17,821)	(27,049)	(33,469)
United Kingdom Small Company Portfolio	197	—	(55)	(2,560)	(2,418)
Continental Small Company Portfolio	3,703	—	(27,023)	17,304	(6,016)
DFA International Real Estate Securities Portfolio	—	—	(431,697)	(1,161,693)	(1,593,390)
DFA Global Real Estate Securities Portfolio	86,211	$23,742	—	(435,949)	(325,996)
DFA International Small Cap Value Portfolio	164,422	—	(427,253)	(1,226,585)	(1,489,416)
International Vector Equity Portfolio	18,174	—	(117,363)	98,905	(284)
International High Relative Profitability Portfolio	1,731	—	(26,305)	92,038	67,464
World ex U.S. Value Portfolio	1,190	—	(17,769)	(29,442)	(46,021)
World ex U.S. Core Equity Portfolio	11,477	—	(129,730)	1,126	(117,127)
World Core Equity Portfolio	—	—	(1,459)	101,380	99,921
Selectively Hedged Global Equity Portfolio	2,378	3,266	—	59,081	64,725
Emerging Markets Portfolio	13,176	—	(149,587)	1,755,403	1,618,992
Emerging Markets Small Cap Portfolio	76,220	—	(395,156)	125,442	(193,494)
Emerging Markets Value Portfolio	98,175	—	(2,347,944)	(559,050)	(2,808,819)
Emerging Markets Core Equity Portfolio	63,708	—	(2,739,997)	3,839,613	1,163,324
Emerging Markets Targeted Value Portfolio	4,286	—	—	1,899	6,185

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$485,857	$485,857
International Core Equity Portfolio	1,538,697	1,538,697
Global Small Company Portfolio	258	258
International Small Company Portfolio	313,125	313,125
Japanese Small Company Portfolio	4,708	4,708
Asia Pacific Small Company Portfolio	17,821	17,821
United Kingdom Small Company Portfolio	55	55
Continental Small Company Portfolio	27,023	27,023
DFA International Real Estate Securities Portfolio	431,697	431,697
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	427,253	427,253
International Vector Equity Portfolio	117,363	117,363
International High Relative Profitability Portfolio	26,305	26,305
World ex U.S. Value Portfolio	17,769	17,769
World ex U.S. Core Equity Portfolio	129,730	129,730
World Core Equity Portfolio	1,459	1,459
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	149,587	149,587
Emerging Markets Small Cap Portfolio	395,156	395,156
Emerging Markets Value Portfolio	2,347,944	2,347,944
Emerging Markets Core Equity Portfolio	2,739,997	2,739,997
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$245
Emerging Markets Portfolio	59,952

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,250,389	$2,091,383	$(165,423)	$1,925,960
International Core Equity Portfolio	25,940,194	10,873,734	(2,254,395)	8,619,339
Global Small Company Portfolio	70,936	18,220	—	18,220
International Small Company Portfolio	9,828,407	3,331,433	—	3,331,433
Japanese Small Company Portfolio	435,242	84,815	—	84,815
Asia Pacific Small Company Portfolio	406,591	95,775	—	95,775
United Kingdom Small Company Portfolio	23,584	7,333	—	7,333
Continental Small Company Portfolio	533,216	230,968	—	230,968

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Real Estate Securities Portfolio	$5,909,025	$1,403,508	$(681,209)	$722,299
DFA Global Real Estate Securities Portfolio	8,013,966	2,034,916	(256,477)	1,778,439
DFA International Small Cap Value Portfolio	10,511,747	3,512,011	(1,142,461)	2,369,550
International Vector Equity Portfolio	2,748,100	1,206,509	(191,228)	1,015,281
International High Relative Profitability Portfolio	1,687,594	457,086	(19,104)	437,982
World ex U.S. Value Portfolio	262,527	49,382	—	49,382
World ex U.S. Core Equity Portfolio	3,223,204	1,286,348	(290,549)	995,799
World Core Equity Portfolio	674,361	360,910	—	360,910
Selectively Hedged Global Equity Portfolio	203,244	144,352	(1,113)	143,239
Emerging Markets Portfolio	3,475,965	2,984,617	—	2,984,617
Emerging Markets Small Cap Portfolio	3,984,338	1,538,778	—	1,538,778
Emerging Markets Value Portfolio	11,576,642	3,689,248	—	3,689,248
Emerging Markets Core Equity Portfolio	19,965,339	12,937,671	(2,211,744)	10,725,927
Emerging Markets Targeted Value Portfolio	193,866	72,469	(10,281)	62,188

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$767	25	$3,669	151
Shares Issued in Lieu of Cash Distributions	125	4	570	22
Shares Redeemed	(1,894)	(67)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(1,002)	(38)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$845,438	28,324	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	139,438	4,866	425,160	16,845
Shares Redeemed	(2,692,943)	(90,190)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(1,708,067)	(57,000)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$45,737
International Core Equity Portfolio	—	239,728
Global Small Company Portfolio	—	272
International Small Company Portfolio	—	93,253
DFA International Real Estate Securities Portfolio	—	35,445
DFA International Small Cap Value Portfolio	—	98,942
International High Relative Profitability Portfolio	—	7,222
World ex U.S. Core Equity Portfolio	—	28,589
Selectively Hedged Global Equity Portfolio	104,497	4,048
Emerging Markets Core Equity Portfolio	—	221,655
Emerging Markets Targeted Value Portfolio	—	1,660

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$2,251	—	$2,251
International Core Equity Portfolio	13,788	—	13,788
International Small Company Portfolio	4,292	—	4,292
DFA International Real Estate Securities Portfolio	1,235	—	1,235
DFA International Small Cap Value Portfolio	2,843	—	2,843
International High Relative Profitability Portfolio	49	—	49
World ex U.S. Core Equity Portfolio	1,424	—	1,424
Selectively Hedged Global Equity Portfolio	382	$127	255
Emerging Markets Core Equity Portfolio	12,097	—	12,097
Emerging Markets Targeted Value Portfolio	43	—	43

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,113)	$(1,113)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,361	—	$8,361
International Core Equity Portfolio	44,116	—	44,116
Global Small Company Portfolio	35	—	35	*
International Small Company Portfolio	16,642	—	16,642
DFA International Real Estate Securities Portfolio	7,221	—	7,221
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	12,903	—	12,903
International Vector Equity Portfolio	(202)	—	(202	)*
International High Relative Profitability Portfolio	1,688	—	1,688
World ex U.S. Core Equity Portfolio	5,292	—	5,292
Selectively Hedged Global Equity Portfolio	367	$(285)	652
Emerging Markets Core Equity Portfolio	39,728	—	39,728
Emerging Markets Targeted Value Portfolio	354	—	354

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,998	—	$2,998
International Core Equity Portfolio	15,649	—	15,649
International Small Company Portfolio	5,567	—	5,567
DFA International Real Estate Securities Portfolio	2,912	—	2,912
DFA International Small Cap Value Portfolio	8,036	—	8,036
International High Relative Profitability Portfolio	195	—	195
World ex U.S. Core Equity Portfolio	2,022	—	2,022
Selectively Hedged Global Equity Portfolio	(863)	$(1,212)	349
Emerging Markets Core Equity Portfolio	19,993	—	19,993
Emerging Markets Targeted Value Portfolio	55	—	55

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$1	$1	$(1)	—	—	$64	$64	$(1)	—	$63
State Street Bank and Trust	—	—	—	—	—	593	593	—	—	593
Bank of America Corp	13	13	(13)	—	—	38	38	(13)	—	25
UBS AG.	—	—	—	—	—	158	158	—	—	158
Bank of New York Mellon Corp	—	—	—	—	—	154	154	—	—	154
ANZ Securities	13	13	—	—	$13	—	—	—	—	—
JP Morgan	99	99	(99)	—	—	103	103	(99)	—	4
Royal Bank of Canada	—	—	—	—	—	2	2	—	—	2

Total	$126	$126	$(113)	—	$13	$1,112	$1,112	$(113)	—	$999

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Large Cap International Portfolio	0.83%	$2,373	9	—	$16,289	—
Global Small Company Portfolio	0.83%	237	24	—	1,075	—
International Small Company Portfolio	0.84%	4,543	1	—	4,543	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	$1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,556	6	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,658	8	1	11,048	—
International Vector Equity Portfolio	0.84%	644	9	—	2,056	—
World ex U.S. Value Portfolio	0.84%	116	18	—	560	—
World ex U.S. Core Equity Portfolio	0.84%	2,439	9	1	7,282	—
World Core Equity Portfolio	0.83%	987	29	1	6,411	—
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	0.84%	$11,679	2	$1	$22,991	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$61,961	$34,925	$(4,470)
International Core Equity Portfolio	73,027	45,148	(10,852)
DFA Global Real Estate Securities Portfolio	34,690	—	—
DFA International Small Cap Value Portfolio	42,187	71,391	11,610
International Vector Equity Portfolio	11,269	11,790	790
International High Relative Profitability Portfolio	39,213	22,030	1,531

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Core Equity Portfolio	$5,513	$14,468	$(2,610)
Emerging Markets Core Equity Portfolio	3,723	950	(183)
Emerging Markets Targeted Value Portfolio	262	362	128

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$33,429
International Core Equity Portfolio	191,946
DFA International Real Estate Securities Portfolio	88,216
DFA International Small Cap Value Portfolio	82,677
International Vector Equity Portfolio	35,340
International High Relative Profitability Portfolio	6,848
World ex U.S. Core Equity Portfolio	51,694
Emerging Markets Core Equity Portfolio	1,080,712
Emerging Markets Targeted Value Portfolio	2,402

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$454,183	—	—	—	$454,183
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,101,465	—	—	—	2,101,465
DFA International Real Estate Securities Portfolio
Common Stocks	361,203	—	—	—	361,203
DFA Global Real Estate Securities Portfolio
Common Stocks	86,915	—	—	—	86,915
DFA International Small Cap Value Portfolio
Common Stocks	384,112	—	—	—	384,112
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	188,323	—	—	—	188,323
International High Relative Profitability Portfolio
Common Stocks	132,083	—	—	—	132,083
World ex U.S. Core Equity Portfolio
Common Stocks	207,982	—	—	—	207,982
Emerging Markets Core Equity Portfolio
Common Stocks	654,444	—	—	—	654,444
Emerging Markets Targeted Value Portfolio
Common Stocks	5,007	—	—	—	5,007

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate ( “LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	2	85%
Asia Pacific Small Company Portfolio-Institutional Class	2	96%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	95%
DFA International Real Estate Securities Portfolio-Institutional Class	4	92%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	67%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	82%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	7	92%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	83%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	93%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	63%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	37%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2021
EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,425.60	0.62%	$3.73
Institutional Class Shares	$1,000.00	$1,427.30	0.37%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,022.96	0.37%	$1.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,324,739,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,324,739,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,324,740
Receivables:
Fund Shares Sold	4,510
Prepaid Expenses and Other Assets	75

Total Assets	8,329,325

LIABILITIES:
Payables:
Fund Shares Redeemed	6,978
Due to Advisor	691
Accrued Expenses and Other Liabilities	874

Total Liabilities	8,543

NET ASSETS	$8,320,782

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,813 and shares outstanding of 95,082	$19.07

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,318,969 and shares outstanding of 434,969,335	$19.13

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,492,980
Total Distributable Earnings (Loss)	827,802

NET ASSETS	$8,320,782

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $14,056)	$141,599
Income from Securities Lending	1,109
Expenses Allocated from Affiliated Investment Companies	(8,606)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	134,102

Fund Expenses
Investment Management Fees	13,209
Accounting & Transfer Agent Fees	491
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	113
Shareholders’ Reports	176
Directors’/Trustees’ Fees & Expenses	61
Professional Fees	29
Other	21

Total Fund Expenses	14,102

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	1
Institutional Class Shares	7,954

Net Expenses	6,147

Net Investment Income (Loss)	127,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	194,815
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124

Net Realized and Unrealized Gain (Loss)	2,579,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,707,894

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$127,955	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	194,815	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,707,894	(1,682,069)

Distributions:
Class R2 Shares	(9)	(29)
Institutional Class Shares	(81,032)	(226,414)

Total Distributions	(81,041)	(226,443)

Capital Share Transactions (1):
Shares Issued	563,137	2,636,246
Shares Issued in Lieu of Cash Distributions	79,880	222,167
Shares Redeemed	(1,507,411)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(864,394)	(707,834)

Total Increase (Decrease) in Net Assets	1,762,459	(2,616,346)
Net Assets
Beginning of Period	6,558,323	9,174,669

End of Period	$8,320,782	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	31,807	194,702
Shares Issued in Lieu of Cash Distributions	4,666	14,542
Shares Redeemed	(85,819)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(49,346)	(49,665)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50		$17.13	$17.68	$19.89	$16.27	$16.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.38	0.58	0.54	0.55	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	5.41		(3.61)	(0.10)	(2.21)	3.61	(0.65)

Total from Investment Operations	5.73		(3.23)	0.48	(1.67)	4.16	(0.12)

Less Distributions:
Net Investment Income	(0.16)		(0.40)	(0.51)	(0.54)	(0.54)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.16)		(0.40)	(1.03)	(0.54)	(0.54)	(0.54)

Net Asset Value, End of Period	$19.07		$13.50	$17.13	$17.68	$19.89	$16.27

Total Return	42.56	%(B)	(19.08%)	3.13%	(8.59%)	25.99%	(0.43%)

Net Assets, End of Period (thousands)	$1,813		$835	$1,191	$1,477	$3,508	$3,308
Ratio of Expenses to Average Net Assets (F)	0.62	%(C)	0.65%	0.69%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.82	%(C)	0.85%	0.89%	0.88%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.58	%(C)	2.56%	3.43%	2.72%	3.07%	3.4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.54		$17.18	$17.74	$19.94	$16.30	$16.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.38	0.63	0.60	0.56	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49		(3.58)	(0.11)	(2.21)	3.66	(0.63)

Total from Investment Operations	5.77		(3.20)	0.52	(1.61)	4.22	(0.08)

Less Distributions:
Net Investment Income	(0.18)		(0.44)	(0.56)	(0.59)	(0.58)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.18)		(0.44)	(1.08)	(0.59)	(0.58)	(0.54)

Net Asset Value, End of Period	$19.13		$13.54	$17.18	$17.74	$19.94	$16.30

Total Return	42.73	%(B)	(18.87%)	3.37%	(8.32%)	26.36%	(0.20%)

Net Assets, End of Period (thousands)	$8,318,969		$6,557,488	$9,173,478	$9,421,965	$9,837,631	$7,270,665
Ratio of Expenses to Average Net Assets (F)	0.37	%(C)	0.40%	0.44%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57	%(C)	0.60%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.22	%(C)	2.57%	3.70%	3.01%	3.12%	3.51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.33%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$7,954	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	1	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$271

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2019	$302,955	$273,833	—	$576,788
2020	226,443	—	—	226,443

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$32,903	—	$(349,326)	$(1,482,114)	$(1,798,537)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$349,326	$349,326

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,455,802	$889,736	—	$889,736

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$978	54	$354	23
Shares Issued in Lieu of Cash Distributions	9	1	29	2
Shares Redeemed	(371)	(22)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$616	33	$(90)	(7)

Institutional Class Shares
Shares Issued	$562,159	31,753	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	79,871	4,665	222,138	14,540
Shares Redeemed	(1,507,040)	(85,797)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(865,010)	(49,379)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	4	92%
DFA International Value Portfolio-Institutional Class	3	66%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,427.60	0.22%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,111.60	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,327.00	0.12%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,493.20	0.11%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,428.50	0.12%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,454.00	0.12%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,267.60	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,348.90	0.26%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.6%
Consumer Discretionary	16.0%
Consumer Staples	4.5%
Energy	10.5%
Financials	30.6%
Health Care	4.6%
Industrials	11.7%
Information Technology	1.1%
Materials	12.4%
Real Estate	2.7%
Utilities	1.3%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.8%
Consumer Staples	7.5%
Energy	1.1%
Financials	8.7%
Health Care	4.7%
Industrials	30.6%
Information Technology	14.5%
Materials	11.9%
Real Estate	1.8%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	7.9%
Consumer Discretionary	16.5%
Consumer Staples	7.5%
Energy	2.0%
Financials	13.3%
Health Care	5.5%
Industrials	14.0%
Information Technology	7.3%
Materials	16.4%
Real Estate	6.2%
Utilities	3.4%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	2.8%
Consumer Discretionary	20.5%
Consumer Staples	6.6%
Energy	2.1%
Financials	15.1%
Health Care	3.5%
Industrials	29.8%
Information Technology	7.5%
Materials	6.3%
Real Estate	4.2%
Utilities	1.6%

100.0%

The Emerging Markets Series
Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.7%
Energy	3.9%
Financials	17.7%
Health Care	4.2%
Industrials	6.3%
Information Technology	21.0%
Materials	10.7%
Real Estate	3.1%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	10.2%
Consumer Staples	4.3%
Energy	2.3%
Financials	14.0%
Health Care	5.9%
Industrials	28.3%
Information Technology	11.0%
Materials	9.1%
Real Estate	6.1%
Utilities	4.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	13.4%
Consumer Staples	6.3%
Energy	1.9%
Financials	7.7%
Health Care	8.0%
Industrials	15.7%
Information Technology	17.6%
Materials	14.8%
Real Estate	6.8%
Utilities	4.1%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	7.1%
Consumer Staples	5.1%
Energy	18.8%
Financials	12.9%
Health Care	1.1%
Industrials	15.1%
Information Technology	5.0%
Materials	22.1%
Real Estate	3.5%
Utilities	7.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$151,987,788	1.2%
National Australia Bank, Ltd.	6,475,626	132,518,340	1.1%
Westpac Banking Corp.	7,945,749	153,119,921	1.3%
Other Securities		325,781,093	2.6%

TOTAL AUSTRALIA		763,407,142	6.2%

AUSTRIA — (0.0%)
Other Security		733,059	0.0%

BELGIUM — (0.8%)
Other Securities		101,138,048	0.8%

CANADA — (8.1%)
Bank of Montreal 063671101	1,448,818	136,681,490	1.1%
# Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810	0.9%
Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444	0.8%
# Canadian Natural Resources, Ltd.	3,476,035	105,601,943	0.9%
Nutrien, Ltd.	1,149,002	63,413,409	0.5%
Other Securities		539,845,028	4.4%

TOTAL CANADA		1,050,998,124	8.6%

DENMARK — (2.3%)
DSV Panalpina A.S.	309,306	68,910,321	0.6%
Vestas Wind Systems A/S	2,115,590	87,250,095	0.7%
Other Securities		143,995,815	1.1%

TOTAL DENMARK		300,156,231	2.4%

FINLAND — (0.8%)
Other Securities		99,339,896	0.8%

FRANCE — (8.8%)
# AXA SA	2,047,470	57,830,838	0.5%
* BNP Paribas SA	1,948,140	124,910,245	1.0%
* Cie de Saint-Gobain	2,006,077	126,573,692	1.0%
Cie Generale des Etablissements Michelin SCA	639,001	92,463,818	0.8%
Orange SA	5,978,647	74,453,366	0.6%
# Total SE	6,874,996	303,859,393	2.5%
Other Securities		364,160,054	2.9%

TOTAL FRANCE		1,144,251,406	9.3%

GERMANY — (6.1%)
Allianz SE	536,666	139,327,526	1.1%
Bayerische Motoren Werke AG	1,003,964	100,607,399	0.8%
Daimler AG	2,568,275	228,573,190	1.9%
Volkswagen AG	111,321	35,341,341	0.3%
Other Securities		286,567,314	2.4%

TOTAL GERMANY		790,416,770	6.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
CK Hutchison Holdings, Ltd.	7,657,984	$62,589,476	0.5%
Other Securities		241,662,728	2.0%

TOTAL HONG KONG		304,252,204	2.5%

IRELAND — (0.5%)
Other Securities		62,050,631	0.5%

ISRAEL — (0.3%)
Other Securities		43,364,652	0.4%

ITALY — (2.8%)
# Stellantis NV BMD8F9905	5,320,664	88,258,973	0.7%
Other Securities		267,520,457	2.2%

TOTAL ITALY		355,779,430	2.9%

JAPAN — (20.7%)
Hitachi, Ltd.	1,425,900	70,578,793	0.6%
Honda Motor Co., Ltd.	3,522,000	105,025,357	0.9%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487	0.5%
Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676	0.7%
Toyota Motor Corp.	3,715,890	278,038,390	2.3%
# Toyota Motor Corp., Sponsored ADR	208,099	31,375,086	0.3%
Other Securities		2,054,374,539	16.6%

TOTAL JAPAN		2,683,443,328	21.9%

NETHERLANDS — (3.8%)
ING Groep NV	4,722,058	60,324,195	0.5%
Koninklijke Ahold Delhaize NV	4,840,597	130,269,712	1.1%
Koninklijke DSM NV	544,382	97,607,666	0.8%
Other Securities		203,975,128	1.6%

TOTAL NETHERLANDS		492,176,701	4.0%

NEW ZEALAND — (0.2%)
Other Securities		27,090,032	0.2%

NORWAY — (0.9%)
Other Securities		116,710,687	1.0%

PORTUGAL — (0.1%)
Other Securities		14,459,627	0.1%

SINGAPORE — (0.7%)
Other Securities		96,195,957	0.8%

SPAIN — (2.0%)
Banco Santander SA	45,327,305	174,852,411	1.4%
Other Securities		77,765,324	0.7%

TOTAL SPAIN		252,617,735	2.1%

SWEDEN — (2.7%)
Other Securities		345,822,203	2.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
# ABB, Ltd.	2,188,585	$71,089,938	0.6%
Cie Financiere Richemont SA	797,506	81,845,468	0.7%
LafargeHolcim, Ltd.	937,531	57,852,878	0.5%
Novartis AG	1,706,093	145,591,737	1.2%
Novartis AG, Sponsored ADR	736,979	62,820,090	0.5%
UBS Group AG	6,275,625	95,832,542	0.8%
Zurich Insurance Group AG	392,769	161,136,799	1.3%
Other Securities		362,203,671	2.9%

TOTAL SWITZERLAND		1,038,373,123	8.5%

UNITED KINGDOM — (13.4%)
Anglo American P.L.C.	2,093,465	88,763,804	0.7%
Aviva P.L.C.	16,319,347	90,222,254	0.7%
# Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735	0.6%
BP P.L.C.	5,808,183	24,315,058	0.2%
# BP P.L.C., Sponsored ADR	5,912,515	148,758,877	1.2%
British American Tobacco P.L.C.	3,024,009	112,200,846	0.9%
# British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576	0.3%
Glencore P.L.C.	26,692,936	108,731,557	0.9%
HSBC Holdings P.L.C.	13,535,003	84,508,648	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665	0.6%
Lloyds Banking Group P.L.C.	177,386,266	111,235,263	0.9%
Royal Dutch Shell P.L.C., Class B	283,225	5,067,930	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626	2.5%
Vodafone Group P.L.C	58,351,986	110,121,788	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264	0.6%
Other Securities		293,955,825	2.5%

TOTAL UNITED KINGDOM		1,736,710,716	14.2%

UNITED STATES — (0.1%)
Other Security		12,270,504	0.1%

TOTAL COMMON STOCKS		11,831,758,206	96.6%

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
Volkswagen AG	601,156	156,516,650	1.3%
Other Securities		44,870,303	0.3%

TOTAL GERMANY		201,386,953	1.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		149,286	0.0%

SWITZERLAND — (0.0%)
Other Securities		881,080	0.0%

TOTAL RIGHTS/WARRANTS		1,030,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,346,233,863)		12,034,175,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	78,318,758	$906,148,026	7.4%

TOTAL INVESTMENTS—(100.0%) (Cost $11,252,284,234)		$12,940,323,551	105.6%

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687
Portugal	—	14,459,627	—	14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$906,148,026	—	$906,148,026
Futures Contracts**	$4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$85,071,687	2.8%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co., Ltd.	713,300	7,113,375	0.2%
Takashimaya Co., Ltd.	701,000	7,749,399	0.3%
Other Securities		437,402,167	14.1%

TOTAL CONSUMER DISCRETIONARY		452,264,941	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	8,615,419	0.3%
Milbon Co., Ltd.	154,752	8,240,221	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265	0.3%
Other Securities		203,844,519	6.5%

TOTAL CONSUMER STAPLES		229,108,424	7.4%

ENERGY — (1.1%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906	0.3%
Other Securities		25,085,494	0.8%

TOTAL ENERGY		32,471,400	1.1%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	115,400	7,688,690	0.3%
Hirogin Holdings, Inc.	1,301,600	7,195,061	0.2%
# Jafco Group Co., Ltd.	204,100	14,692,737	0.5%
Monex Group, Inc.	954,600	7,374,895	0.2%
Other Securities		228,484,253	7.4%

TOTAL FINANCIALS		265,435,636	8.6%

HEALTH CARE — (4.6%)
# H.U. Group Holdings, Inc.	336,700	11,014,401	0.4%
Jeol, Ltd.	168,400	9,469,622	0.3%
Other Securities		122,116,280	3.9%

TOTAL HEALTH CARE		142,600,303	4.6%

INDUSTRIALS — (30.2%)
Daiseki Co., Ltd.	243,963	9,193,994	0.3%
# DMG Mori Co., Ltd.	673,200	10,884,925	0.4%
* Fujikura, Ltd.	1,545,600	7,967,252	0.3%
Furukawa Electric Co., Ltd.	401,200	10,641,769	0.4%
GS Yuasa Corp.	318,683	8,626,303	0.3%
Hazama Ando Corp.	1,302,400	9,939,460	0.3%
Hitachi Zosen Corp.	1,071,679	8,104,750	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,456,968	0.3%
Maeda Corp.	914,100	7,810,700	0.3%
Meitec Corp.	169,000	9,412,011	0.3%
Mirait Holdings Corp.	524,835	8,486,425	0.3%
Nichias Corp.	392,400	10,250,359	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co., Ltd.	385,300	$8,081,589	0.3%
Nishimatsu Construction Co., Ltd.	345,000	9,182,983	0.3%
* NTN Corp.	2,736,400	7,774,330	0.3%
OKUMA Corp.	137,100	7,402,346	0.2%
Outsourcing, Inc.	732,300	11,253,113	0.4%
Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507	0.3%
Ushio, Inc.	660,300	8,745,108	0.3%
Other Securities		753,991,510	24.0%

TOTAL INDUSTRIALS		934,503,370	30.2%

INFORMATION TECHNOLOGY — (14.3%)
Daiwabo Holdings Co., Ltd.	587,500	9,188,611	0.3%
Nippon Electric Glass Co., Ltd.	431,236	10,911,728	0.4%
NSD Co., Ltd.	508,160	8,274,033	0.3%
* Sanken Electric Co., Ltd.	152,400	7,119,949	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	12,157,515	0.4%
Topcon Corp.	691,700	9,437,176	0.3%
Ulvac, Inc.	264,700	12,097,219	0.4%
Other Securities		374,062,672	12.1%

TOTAL INFORMATION TECHNOLOGY		443,248,903	14.4%

MATERIALS — (11.8%)
ADEKA Corp.	604,300	11,760,586	0.4%
Asahi Holdings, Inc.	455,700	9,205,350	0.3%
Daido Steel Co., Ltd.	155,000	7,354,216	0.2%
Kobe Steel, Ltd.	1,747,900	12,584,466	0.4%
Kureha Corp.	104,150	7,044,391	0.2%
Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342	0.4%
Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794	0.2%
Toagosei Co., Ltd.	747,000	8,365,304	0.3%
Tokuyama Corp.	385,498	8,711,337	0.3%
Other Securities		279,956,255	9.1%

TOTAL MATERIALS		365,053,041	11.8%

REAL ESTATE — (1.8%)
Heiwa Real Estate Co., Ltd.	229,400	7,811,846	0.3%
Other Securities		46,091,236	1.4%

TOTAL REAL ESTATE		53,903,082	1.7%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,751,958	0.4%
Other Securities		38,336,912	1.2%

TOTAL UTILITIES		49,088,870	1.6%

TOTAL COMMON STOCKS (Cost $2,540,312,302)		3,052,749,657	98.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	3,301,460	$38,197,888	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,578,496,063)		$3,090,947,545	100.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology	—	443,248,903	—	443,248,903
Materials	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL	$7,823,973	$3,083,123,572	—	$3,090,947,545

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
	ALS, Ltd.	1,986,878	$16,089,218	0.8%
	Ansell, Ltd.	571,799	18,600,786	0.9%
	ARB Corp., Ltd.	538,242	16,148,501	0.8%
#	Bank of Queensland, Ltd.	3,982,680	27,602,567	1.4%
	Bapcor, Ltd.	2,252,217	13,386,906	0.7%
	Bega Cheese, Ltd.	2,143,926	10,546,643	0.5%
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040	0.8%
	Breville Group, Ltd.	821,653	16,454,862	0.8%
	Carsales.com, Ltd.	1,191,399	18,200,604	0.9%
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377	0.8%
	Credit Corp. Group, Ltd.	495,925	11,035,227	0.6%
	CSR, Ltd.	3,273,096	15,031,981	0.8%
	Downer EDI, Ltd.	2,972,710	12,841,888	0.7%
	Elders, Ltd.	1,232,076	11,545,413	0.6%
	Healius, Ltd.	4,144,191	13,179,559	0.7%
	IGO, Ltd.	3,925,542	22,430,682	1.1%
	IOOF Holdings, Ltd.	3,815,495	10,717,038	0.5%
#*	Lynas Rare Earths, Ltd.	5,868,035	24,710,818	1.2%
	Metcash, Ltd.	7,963,936	21,818,779	1.1%
	Mineral Resources, Ltd.	556,448	20,321,725	1.0%
	nib holdings, Ltd.	3,098,293	14,744,769	0.7%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027	1.0%
	Orora, Ltd.	6,339,374	15,511,229	0.8%
	OZ Minerals, Ltd.	1,996,652	36,427,188	1.8%
	Pendal Group, Ltd.	1,950,282	11,062,445	0.6%
	Perpetual, Ltd.	405,248	10,800,783	0.5%
	Premier Investments, Ltd.	622,552	12,606,913	0.6%
#	Pro Medicus, Ltd.	300,101	10,901,405	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882	0.8%
	Sims, Ltd.	1,162,937	14,098,859	0.7%
	Spark Infrastructure Group	11,933,662	20,154,884	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576	0.6%
	Steadfast Group, Ltd.	5,683,479	18,233,883	0.9%
	Technology One, Ltd.	1,748,272	12,754,504	0.6%
*	Vocus Group, Ltd.	4,091,642	17,247,422	0.9%
	Other Securities		610,028,163	30.9%

TOTAL AUSTRALIA.			1,186,381,546	59.7%

CHINA — (0.2%)
	Other Securities		3,580,340	0.2%

HONG KONG — (20.8%)
#	ASM Pacific Technology, Ltd.	911,000	13,759,218	0.7%
	IGG, Inc.	9,421,000	15,880,094	0.8%
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244	0.6%
	Man Wah Holdings, Ltd.	6,540,800	13,693,408	0.7%
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038	0.6%
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591	1.2%
	VTech Holdings, Ltd.	1,438,200	13,161,923	0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$320,770,124	16.0%

TOTAL HONG KONG		424,576,640	21.3%

NEW ZEALAND — (6.2%)
Chorus, Ltd.	2,980,874	14,459,866	0.7%
Infratil, Ltd.	3,887,656	19,788,871	1.0%
Mainfreight, Ltd.	257,292	13,333,178	0.7%
* SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823	0.7%
Summerset Group Holdings, Ltd.	1,386,567	12,057,084	0.6%
Other Securities		54,321,231	2.7%

TOTAL NEW ZEALAND		126,988,053	6.4%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	10,328,200	13,326,308	0.7%
Sembcorp Industries, Ltd.	7,106,600	11,296,543	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	10,539,570	0.5%
Other Securities		190,690,061	9.6%

TOTAL SINGAPORE		225,852,482	11.4%

UNITED STATES — (0.5%)
Other Security		9,893,990	0.5%

TOTAL COMMON STOCKS		1,977,273,051	99.5%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)		1,977,288,968

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	5,796,676	67,067,542	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,690,491,812)		$2,044,356,510	102.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants Singapore	—	$15,917	—	$15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$56,787,741	2.8%

CONSUMER DISCRETIONARY — (20.2%)
Bellway P.L.C.	502,596	25,072,029	1.3%
* Countryside Properties P.L.C.	2,832,364	20,299,253	1.0%
Domino’s Pizza Group P.L.C.	3,262,553	17,213,369	0.9%
Games Workshop Group P.L.C.	193,412	28,980,502	1.4%
* Greggs P.L.C.	617,131	20,136,455	1.0%
* Inchcape P.L.C.	2,476,466	26,730,283	1.3%
* Marks & Spencer Group P.L.C.	6,541,954	14,271,591	0.7%
Pets at Home Group P.L.C.	3,140,708	19,273,198	1.0%
Redrow P.L.C.	1,486,211	14,186,387	0.7%
* SSP Group P.L.C.	4,008,906	17,738,100	0.9%
Vistry Group P.L.C.	952,828	16,287,453	0.8%
* WH Smith P.L.C.	637,672	15,932,995	0.8%
Other Securities		172,042,443	8.6%

TOTAL CONSUMER DISCRETIONARY		408,164,058	20.4%

CONSUMER STAPLES — (6.5%)
Britvic P.L.C.	1,587,277	19,370,774	1.0%
Cranswick P.L.C.	369,967	19,083,855	0.9%
Fevertree Drinks P.L.C.	610,917	21,174,868	1.1%
Tate & Lyle P.L.C.	2,485,218	27,492,874	1.4%
Other Securities		45,155,250	2.2%

TOTAL CONSUMER STAPLES		132,277,621	6.6%

ENERGY — (2.1%)
* John Wood Group P.L.C.	3,617,223	14,062,907	0.7%
Other Securities		28,129,948	1.4%

TOTAL ENERGY		42,192,855	2.1%

FINANCIALS — (14.9%)
* Beazley P.L.C.	3,078,734	14,392,317	0.7%
Close Brothers Group P.L.C.	963,064	21,124,695	1.1%
* Hiscox, Ltd.	1,295,661	14,502,771	0.7%
IG Group Holdings P.L.C.	2,317,134	29,313,932	1.5%
Lancashire Holdings, Ltd.	1,441,234	14,129,663	0.7%
Man Group P.L.C.	9,432,150	21,925,082	1.1%
Quilter P.L.C.	10,450,012	23,600,912	1.2%
TP ICAP Group P.L.C.	4,442,995	14,587,932	0.7%
Other Securities		147,346,378	7.3%

TOTAL FINANCIALS		300,923,682	15.0%

HEALTH CARE — (3.4%)
Other Securities		68,797,643	3.4%

INDUSTRIALS — (29.4%)
* Balfour Beatty P.L.C.	3,548,027	15,295,000	0.8%
Diploma P.L.C.	650,354	25,746,976	1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Electrocomponents P.L.C.	1,667,511	$24,542,815	1.2%
Grafton Group P.L.C.	1,582,491	26,070,389	1.3%
* Hays P.L.C.	8,123,049	18,334,873	0.9%
IMI P.L.C.	1,595,917	35,069,622	1.7%
* Meggitt P.L.C.	2,977,030	19,150,660	0.9%
* Pagegroup P.L.C.	1,960,650	15,169,998	0.8%
QinetiQ Group P.L.C.	3,409,929	15,630,075	0.8%
Rotork P.L.C.	5,397,898	25,656,205	1.3%
* Royal Mail P.L.C.	5,014,011	34,351,875	1.7%
* Signature Aviation P.L.C.	5,303,639	29,601,314	1.5%
* Travis Perkins P.L.C.	1,293,754	27,473,235	1.4%
Ultra Electronics Holdings P.L.C.	566,936	15,839,090	0.8%
Other Securities		266,406,706	13.2%

TOTAL INDUSTRIALS		594,338,833	29.6%

INFORMATION TECHNOLOGY — (7.4%)
Computacenter P.L.C.	513,813	19,004,735	1.0%
Softcat P.L.C.	768,191	20,339,573	1.0%
Spectris P.L.C.	649,656	29,182,478	1.5%
Spirent Communications P.L.C.	4,009,070	14,192,174	0.7%
Other Securities		67,706,924	3.3%

TOTAL INFORMATION TECHNOLOGY		150,425,884	7.5%

MATERIALS — (6.3%)
* Marshalls P.L.C.	1,404,106	14,098,139	0.7%
Synthomer P.L.C.	2,254,788	15,834,159	0.8%
Victrex P.L.C.	551,606	17,887,577	0.9%
Other Securities		78,821,533	3.9%

TOTAL MATERIALS		126,641,408	6.3%

REAL ESTATE — (4.1%)
Grainger P.L.C.	4,322,683	17,064,708	0.9%
* IWG P.L.C.	4,022,124	20,364,628	1.0%
Savills P.L.C.	965,532	15,909,870	0.8%
St. Modwen Properties P.L.C.	2,664,787	15,982,764	0.8%
Other Securities		13,815,898	0.7%

TOTAL REAL ESTATE		83,137,868	4.2%

UTILITIES — (1.5%)
Other Securities		31,344,884	1.6%

TOTAL COMMON STOCKS (Cost $1,504,649,274)		1,995,032,477	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,439,304	28,222,743	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,532,867,049)		$2,023,255,220	100.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$296,056	0.0%

COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
ANDRITZ AG	477,958	25,972,783	0.4%
voestalpine AG	640,995	27,809,110	0.5%
Wienerberger AG	617,965	24,226,803	0.4%
Other Securities		155,911,882	2.5%

TOTAL AUSTRIA		233,920,578	3.8%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	171,984	27,499,280	0.5%
Other Securities		195,020,813	3.1%

TOTAL BELGIUM		222,520,093	3.6%

DENMARK — (5.2%)
Royal Unibrew A.S.	327,792	40,040,073	0.7%
# SimCorp A.S.	260,025	34,380,344	0.6%
# Topdanmark A.S.	437,897	21,292,638	0.3%
Other Securities		244,207,703	3.9%

TOTAL DENMARK		339,920,758	5.5%

FINLAND — (6.2%)
# Huhtamaki Oyj	652,963	30,977,223	0.5%
Konecranes Oyj	464,401	21,375,003	0.3%
Metso Outotec Oyj	2,828,773	31,778,531	0.5%
Nokian Renkaat Oyj	579,923	21,591,405	0.3%
# Orion Oyj, Class B	515,971	22,839,636	0.4%
# Valmet Oyj	889,683	37,159,653	0.6%
Other Securities		237,074,695	3.9%

TOTAL FINLAND		402,796,146	6.5%

FRANCE — (9.8%)
Euronext NV	223,445	22,474,749	0.4%
# Rexel SA	2,073,563	40,760,543	0.7%
Rubis SCA	518,092	24,320,678	0.4%
* SOITEC	132,921	26,841,317	0.4%
* SPIE SA	839,574	21,222,165	0.4%
Other Securities		504,360,537	8.1%

TOTAL FRANCE		639,979,989	10.4%

GERMANY — (15.2%)
Aurubis AG	291,413	25,050,889	0.4%
* Commerzbank AG	3,259,632	21,494,532	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,635,929	0.7%
Freenet AG	930,432	22,624,928	0.4%
GEA Group AG	847,030	37,196,825	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Gerresheimer AG	242,136	$26,043,431	0.4%
Grand City Properties SA	803,479	21,603,252	0.4%
Lanxess AG	601,317	44,252,347	0.7%
* ProSiebenSat.1 Media SE	1,269,319	27,567,844	0.5%
Rheinmetall AG	313,337	32,693,291	0.5%
Siltronic AG	146,283	24,650,724	0.4%
TAG Immobilien AG	954,559	29,520,753	0.5%
Other Securities		635,219,708	10.2%

TOTAL GERMANY		990,554,453	16.1%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,640,869	27,194,691	0.5%
Other Securities		25,730,264	0.4%

TOTAL IRELAND		52,924,955	0.9%

ISRAEL — (3.2%)
Other Securities		208,262,015	3.4%

ITALY — (7.8%)
# Banco BPM SpA	10,026,255	28,516,643	0.5%
Italgas SpA	3,402,703	22,191,872	0.4%
Other Securities		460,827,725	7.4%

TOTAL ITALY		511,536,240	8.3%

NETHERLANDS — (6.7%)
Aalberts NV	691,302	37,348,204	0.6%
* Arcadis NV	526,518	22,146,572	0.4%
ASR Nederland NV	873,857	38,166,070	0.6%
# BE Semiconductor Industries NV	476,805	38,509,270	0.6%
Corbion NV	416,939	24,416,784	0.4%
IMCD NV	357,089	51,866,903	0.8%
* Signify NV	780,137	44,303,258	0.7%
Other Securities		183,601,252	3.0%

TOTAL NETHERLANDS		440,358,313	7.1%

NORWAY — (2.5%)
Other Securities		163,829,821	2.7%

PORTUGAL — (0.7%)
Other Securities		46,423,488	0.7%

SPAIN — (5.2%)
Other Securities		341,234,090	5.5%

SWEDEN — (9.2%)
Other Securities		598,604,390	9.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	115,683	23,414,726	0.4%
Belimo Holding AG	60,560	24,168,038	0.4%
Bucher Industries AG	54,197	28,443,507	0.5%
#* Dufry AG	399,735	26,306,042	0.4%
* Flughafen Zurich AG	126,351	22,728,103	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Georg Fischer AG	31,470	$44,126,403	0.7%
Helvetia Holding AG	229,898	27,639,436	0.4%
PSP Swiss Property AG	326,804	40,326,399	0.7%
Siegfried Holding AG	30,001	27,590,884	0.4%
VAT Group AG	179,719	51,321,290	0.8%
Other Securities		553,824,457	9.0%

TOTAL SWITZERLAND		869,889,285	14.1%

UNITED STATES — (0.0%)
Other Security		1,397,547	0.0%

TOTAL COMMON STOCKS		6,064,152,161	98.3%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		56,733,331	0.9%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		2,619,207	0.1%

TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)		6,123,800,755

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	35,375,947	409,299,711	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,605,087,337)		$6,533,100,466	105.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,397,547	—	$1,397,547
Preferred Stocks Germany	—	56,733,331	—	56,733,331
Rights/Warrants France.	—	2,619,207	—	2,619,207
Bonds Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.5%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,250,042	1.4%
CONSUMER DISCRETIONARY — (6.2%)
*	Aritzia, Inc.	427,638	10,670,510	0.7%
	BRP, Inc.	112,524	10,337,396	0.7%
*	Great Canadian Gaming Corp.	428,062	15,445,267	1.1%
	Linamar Corp.	216,634	12,695,072	0.9%
	Other Securities		54,185,203	3.7%

TOTAL CONSUMER DISCRETIONARY			103,333,448	7.1%

CONSUMER STAPLES — (4.5%)
#	Premium Brands Holdings Corp.	182,482	17,751,595	1.2%
	Primo Water Corp. 74167P959	813,424	13,592,913	0.9%
	Other Securities		42,965,502	3.0%

TOTAL CONSUMER STAPLES			74,310,010	5.1%

ENERGY — (16.5%)
	ARC Resources, Ltd.	3,615,211	22,735,695	1.6%
#	Cameco Corp. 13321L108	1,331,282	22,378,850	1.5%
#	Gibson Energy, Inc.	940,791	17,183,222	1.2%
#	Inter Pipeline, Ltd.	885,858	12,915,084	0.9%
#	Keyera Corp.	822,868	18,818,549	1.3%
*	MEG Energy Corp.	2,470,617	13,648,041	0.9%
*	Parex Resources, Inc.	786,291	14,809,125	1.0%
#	Parkland Corp.	615,719	19,776,745	1.4%
#	PrairieSky Royalty, Ltd.	1,029,307	11,037,112	0.8%
	Tourmaline Oil Corp.	1,134,044	24,468,004	1.7%
#	Whitecap Resources, Inc.	2,632,329	11,521,728	0.8%
	Other Securities		83,852,221	5.6%

TOTAL ENERGY			273,144,376	18.7%

FINANCIALS — (11.3%)
	Canadian Western Bank	456,902	12,564,201	0.9%
	CI Financial Corp.	770,765	12,390,934	0.8%
	ECN Capital Corp.	2,488,693	16,683,749	1.1%
#	Element Fleet Management Corp.	1,736,203	21,258,475	1.5%
	iA Financial Corp., Inc.	411,433	23,169,989	1.6%
#	Laurentian Bank of Canada	412,090	14,262,139	1.0%
	Onex Corp.	249,677	16,715,552	1.1%
#	TMX Group, Ltd.	120,613	13,291,324	0.9%
	Other Securities		56,987,446	4.0%

TOTAL FINANCIALS			187,323,809	12.9%

HEALTH CARE — (1.0%)
	Other Securities		15,632,164	1.1%

INDUSTRIALS — (13.2%)
*	ATS Automation Tooling Systems, Inc.	441,354	10,646,501	0.7%
	Finning International, Inc.	885,513	23,046,464	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Morneau Shepell, Inc.	401,948	$10,104,701	0.7%
#	Richelieu Hardware, Ltd.	361,973	12,645,422	0.9%
#	SNC-Lavalin Group, Inc.	666,544	14,907,289	1.0%
#	Stantec, Inc.	507,094	23,742,635	1.6%
	TFI International, Inc.	424,407	37,187,189	2.6%
#	Toromont Industries, Ltd.	167,708	13,371,341	0.9%
	Other Securities		74,013,690	5.1%

TOTAL INDUSTRIALS			219,665,232	15.1%

INFORMATION TECHNOLOGY — (4.4%)
#*	BlackBerry, Ltd. 09228F103	1,540,551	13,603,065	0.9%
	Enghouse Systems, Ltd.	263,395	12,475,985	0.9%
*	Kinaxis, Inc.	125,057	16,130,283	1.1%
	Other Securities		31,140,341	2.1%

TOTAL INFORMATION TECHNOLOGY			73,349,674	5.0%

MATERIALS — (19.2%)
	Alamos Gold, Inc., Class A.	2,014,411	16,142,817	1.1%
#*	Capstone Mining Corp.	2,456,528	10,972,085	0.8%
	Centerra Gold, Inc.	1,270,606	11,722,471	0.8%
#	Endeavour Mining Corp.	937,250	19,512,863	1.3%
#*	Ivanhoe Mines, Ltd., Class A	2,842,458	20,049,718	1.4%
#	SSR Mining, Inc.	1,130,996	17,952,022	1.2%
	Yamana Gold, Inc.	3,304,447	15,135,693	1.0%
	Other Securities		207,895,134	14.3%

TOTAL MATERIALS			319,382,803	21.9%

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	13,233,677	0.9%
	Colliers International Group, Inc. 194693158	165,544	17,918,052	1.2%
	Other Securities		19,974,065	1.4%

TOTAL REAL ESTATE			51,125,794	3.5%

UTILITIES — (6.9%)
#	AltaGas, Ltd.	862,073	16,110,171	1.1%
#	Boralex, Inc., Class A	549,954	17,628,595	1.2%
#	Capital Power Corp.	771,649	24,603,119	1.7%
	Innergex Renewable Energy, Inc.	604,787	10,332,771	0.7%
#	TransAlta Corp. 89346D958	1,784,708	17,539,985	1.2%
	Other Securities		28,531,787	2.0%

TOTAL UTILITIES			114,746,428	7.9%

TOTAL COMMON STOCKS			1,452,263,780	99.7%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
	Other Security		1,651,246	0.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ENERGY — (0.0%)
Other Security		$167,360	0.0%

TOTAL RIGHTS/WARRANTS		1,818,606	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,048,674,560)		1,454,082,386

		Value†
SECURITIES LENDING COLLATERAL — (12.4%)
@§ The DFA Short Term Investment Fund	17,870,144	206,757,565	14.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,255,416,782)		$1,660,839,951	114.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,250,042	—	—	$20,250,042
Consumer Discretionary	102,621,151	$712,297	—	103,333,448
Consumer Staples	74,310,010	—	—	74,310,010
Energy	273,144,376	—	—	273,144,376
Financials	187,323,809	—	—	187,323,809
Health Care.	15,632,164	—	—	15,632,164
Industrials	219,665,232	—	—	219,665,232
Information Technology	73,349,674	—	—	73,349,674
Materials.	319,382,803	—	—	319,382,803
Real Estate	51,125,794	—	—	51,125,794
Utilities	114,746,428	—	—	114,746,428
Rights/Warrants
Energy	—	167,360	—	167,360
Materials	—	1,651,246	—	1,651,246
Securities Lending Collateral	—	206,757,565	—	206,757,565

TOTAL	$1,451,551,483	$209,288,468	—	$1,660,839,951

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
Other Security		$1,243,246	0.0%

BRAZIL — (3.8%)
Vale SA.	3,260,013	65,427,706	1.0%
Vale SA, Sponsored ADR	749,681	15,083,592	0.2%
Other Securities		170,658,094	2.6%

TOTAL BRAZIL		251,169,392	3.8%

CHILE — (0.5%)
Other Securities		35,859,027	0.5%

CHINA — (35.3%)
* Alibaba Group Holding, Ltd.	714,100	20,642,985	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839	3.3%
* Baidu, Inc., Sponsored ADR	137,226	28,862,745	0.5%
China Construction Bank Corp., Class H	79,728,590	62,933,091	1.0%
China Gas Holdings, Ltd.	4,891,400	17,630,845	0.3%
China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625	0.3%
China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066	0.5%
China Overseas Land & Investment, Ltd.	8,252,500	20,885,888	0.3%
China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635	0.3%
China Resources Land, Ltd.	5,690,666	26,644,099	0.4%
Country Garden Holdings Co., Ltd.	15,537,519	18,470,820	0.3%
CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923	0.4%
Geely Automobile Holdings, Ltd.	10,400,000	27,088,794	0.4%
* Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012	0.6%
* JD.com, Inc., ADR	248,488	19,223,032	0.3%
Kweichow Moutai Co., Ltd., Class A.	65,693	20,295,293	0.3%
Lenovo Group, Ltd.	19,511,278	26,659,310	0.4%
Li Ning Co., Ltd.	2,852,000	23,145,924	0.4%
Longfor Group Holdings, Ltd.	3,097,000	19,236,915	0.3%
* Meituan, Class B	1,270,300	48,619,822	0.8%
NetEase, Inc., ADR	323,449	36,245,695	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642	1.0%
Shenzhou International Group Holdings, Ltd.	932,200	20,507,460	0.3%
Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019	0.3%
# Sunac China Holdings, Ltd.	5,903,000	22,896,323	0.4%
Tencent Holdings, Ltd.	3,951,600	315,227,000	4.8%
* Trip.com Group, Ltd., ADR	509,607	19,915,442	0.3%
Yum China Holdings, Inc.	550,004	34,606,252	0.5%
Other Securities		1,064,625,761	15.9%

TOTAL CHINA		2,336,443,713	35.8%

COLOMBIA — (0.2%)
Other Securities		11,602,195	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		6,711,270	0.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.1%)
Other Securities		$3,902,889	0.1%

GREECE — (0.3%)
Other Securities		17,036,058	0.3%

HUNGARY — (0.3%)
Other Securities		18,987,211	0.3%

INDIA — (10.0%)
* HDFC Bank, Ltd.	2,163,503	41,123,957	0.6%
Housing Development Finance Corp., Ltd.	698,168	22,859,571	0.4%
Infosys, Ltd.	1,828,393	33,087,583	0.5%
Infosys, Ltd., Sponsored ADR	979,927	17,717,080	0.3%
Reliance Industries, Ltd.	1,666,579	44,806,066	0.7%
Tata Consultancy Services, Ltd.	744,744	30,521,235	0.5%
Other Securities		474,685,152	7.2%

TOTAL INDIA		664,800,644	10.2%

INDONESIA — (1.4%)
Other Securities		90,243,150	1.4%

MALAYSIA — (1.5%)
Other Securities		102,550,333	1.6%

MEXICO — (2.0%)
Other Securities		131,852,917	2.0%

PERU — (0.1%)
Other Securities		6,782,762	0.1%

PHILIPPINES — (0.7%)
Other Securities		44,047,207	0.7%

POLAND — (0.7%)
Other Securities		44,772,263	0.7%

QATAR — (0.4%)
Other Securities		27,896,048	0.4%

RUSSIA — (1.1%)
Other Securities		71,183,983	1.1%

SAUDI ARABIA — (2.7%)
Al Rajhi Bank.	838,186	22,068,792	0.3%
National Commercial Bank	1,437,747	21,768,879	0.3%
Other Securities		132,477,868	2.1%

TOTAL SAUDI ARABIA		176,315,539	2.7%

SOUTH AFRICA — (4.1%)
Impala Platinum Holdings, Ltd.	996,296	18,616,825	0.3%
* MTN Group, Ltd.	3,916,077	24,775,887	0.4%
Naspers, Ltd., Class N	124,805	28,403,120	0.4%
Other Securities		201,256,721	3.1%

TOTAL SOUTH AFRICA		273,052,553	4.2%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.9%)
LG Electronics, Inc.	221,804	$31,161,709	0.5%
POSCO	60,144	19,655,939	0.3%
Samsung Electronics Co., Ltd.	4,203,443	306,369,956	4.7%
Samsung Electronics Co., Ltd., GDR	1,612	2,937,175	0.1%
SK Hynix, Inc.	475,556	54,252,034	0.8%
Other Securities		504,332,505	7.7%

TOTAL SOUTH KOREA		918,709,318	14.1%

TAIWAN — (15.8%)
China Steel Corp.	12,260,932	17,159,290	0.3%
CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627	0.3%
Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166	0.4%
MediaTek, Inc.	642,995	26,955,997	0.4%
# Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752	5.1%
Other Securities		622,828,126	9.5%

TOTAL TAIWAN		1,044,157,958	16.0%

THAILAND — (1.8%)
Other Securities		122,624,108	1.9%

TURKEY — (0.4%)
Other Securities		26,000,011	0.4%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		29,709,308	0.4%

TOTAL COMMON STOCKS		6,457,653,103	99.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		40,529,065	0.6%

CHILE — (0.0%)
Other Security		1,027,656	0.0%

COLOMBIA — (0.0%)
Other Securities		2,146,148	0.0%

SOUTH KOREA — (0.0%)
Other Security		29,792	0.0%

TOTAL PREFERRED STOCKS		43,732,661	0.6%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		4,158	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	10,023,659	$115,973,733	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,559,852,231)		$6,617,363,655	101.4%

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644
Indonesia	278,838	89,964,312	—	90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
India	$4,158	—	—	$4,158
Securities Lending Collateral	—	$115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
Cia de Locacao das Americas	1,789,285	$8,686,121	0.2%
Cia Siderurgica Nacional SA	1,390,946	12,595,730	0.2%
* Petro Rio SA	696,612	11,744,319	0.2%
Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778	0.2%
Other Securities		152,623,739	2.8%

TOTAL BRAZIL		196,541,687	3.6%

CHILE — (0.9%)
Other Securities		51,320,719	0.9%

CHINA — (22.5%)
AAC Technologies Holdings, Inc.	2,187,000	12,140,426	0.2%
A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857	0.2%
#* Baozun, Inc., Sponsored ADR	251,448	8,727,760	0.2%
China Everbright Environment Group, Ltd.	15,300,000	9,617,654	0.2%
China Lesso Group Holdings, Ltd.	4,499,000	11,316,819	0.2%
China Medical System Holdings, Ltd.	5,618,500	12,977,234	0.3%
China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480	0.2%
China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828	0.2%
Chinasoft International, Ltd.	9,638,000	10,795,280	0.2%
Far East Horizon, Ltd.	8,552,000	9,806,226	0.2%
#* GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728	0.4%
Greentown Service Group Co., Ltd.	6,056,000	9,627,243	0.2%
Haitian International Holdings, Ltd.	2,659,000	10,818,381	0.2%
# Hopson Development Holdings, Ltd.	2,778,000	10,895,016	0.2%
#* Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028	0.2%
# JOYY, Inc., ADR	129,276	12,288,977	0.2%
Kingboard Holdings, Ltd.	2,738,421	16,171,630	0.3%
Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531	0.2%
Kunlun Energy Co., Ltd.	9,590,000	10,253,939	0.2%
KWG Group Holdings, Ltd.	5,316,450	8,517,079	0.2%
* Lifetech Scientific Corp.	15,806,000	8,522,132	0.2%
Minth Group, Ltd.	3,117,000	12,624,559	0.3%
Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150	0.2%
Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609	0.2%
Yadea Group Holdings, Ltd.	4,366,000	9,558,282	0.2%
Other Securities		969,830,184	17.4%

TOTAL CHINA		1,245,215,032	22.9%

COLOMBIA — (0.2%)
Other Securities		8,400,570	0.2%

GREECE — (0.3%)
Other Securities		18,134,049	0.3%

HONG KONG — (0.2%)
Other Securities		8,899,309	0.2%

HUNGARY — (0.1%)
Other Securities		4,464,710	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (14.3%)
Adani Enterprises, Ltd.	563,980	$8,707,310	0.2%
* Adani Green Energy, Ltd.	685,013	9,456,338	0.2%
Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151	0.2%
Balkrishna Industries, Ltd.	369,666	8,776,873	0.2%
Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369	0.2%
* Jindal Steel & Power, Ltd.	1,840,235	10,889,193	0.2%
Jubilant Foodworks, Ltd.	272,301	10,616,434	0.2%
Mphasis, Ltd.	457,375	10,885,965	0.2%
PI Industries, Ltd.	287,115	9,700,484	0.2%
Tata Consumer Products, Ltd.	1,455,236	13,121,728	0.3%
Other Securities		687,015,082	12.4%

TOTAL INDIA		791,033,927	14.5%

INDONESIA — (1.7%)
Other Securities		96,223,580	1.8%

MALAYSIA — (2.1%)
Other Securities		116,353,806	2.1%

MEXICO — (2.6%)
#* Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500	0.2%
Industrias CH S.A.B. de C.V.	1,830,376	12,649,175	0.2%
Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980	0.2%
Other Securities		110,618,357	2.0%

TOTAL MEXICO		141,791,012	2.6%

PHILIPPINES — (1.0%)
Other Securities		56,277,064	1.0%

POLAND — (1.1%)
Grupa Kety SA	65,830	10,664,236	0.2%
Other Securities		49,599,260	0.9%

TOTAL POLAND		60,263,496	1.1%

QATAR — (0.4%)
Other Securities		22,639,816	0.4%

RUSSIA — (0.2%)
Other Securities		13,314,755	0.2%

SAUDI ARABIA — (2.3%)
Other Securities		129,476,101	2.4%

SOUTH AFRICA — (3.4%)
Impala Platinum Holdings, Ltd.	487,870	9,116,358	0.2%
Other Securities		181,491,980	3.3%

TOTAL SOUTH AFRICA		190,608,338	3.5%

SOUTH KOREA — (15.9%)
Other Securities		878,823,719	16.2%

TAIWAN — (19.2%)
# Elan Microelectronics Corp.	1,192,400	9,049,546	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# eMemory Technology, Inc.	232,000	$8,458,755	0.2%
#* Ennostar, Inc.	3,006,462	8,659,084	0.2%
* HannStar Display Corp.	8,950,505	9,295,604	0.2%
# TA Chen Stainless Pipe	5,919,081	10,101,183	0.2%
Other Securities		1,018,811,458	18.6%

TOTAL TAIWAN		1,064,375,630	19.6%

THAILAND — (3.2%)
Other Securities		179,036,813	3.3%

TURKEY — (1.3%)
* Bera Holding A.S.	2,157,014	8,530,666	0.2%
Other Securities		60,575,026	1.1%

TOTAL TURKEY		69,105,692	1.3%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		13,303,733	0.2%

UNITED KINGDOM — (0.0%)
Other Security		2,312,044	0.0%

TOTAL COMMON STOCKS		5,357,915,602	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		34,566,003	0.7%

CHILE — (0.0%)
Other Security		851,129	0.0%

PHILIPPINES — (0.0%)
Other Security		609,663	0.0%

TOTAL PREFERRED STOCKS		36,026,795	0.7%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Security		887	0.0%

INDIA — (0.0%)
Other Security		8,200	0.0%

INDONESIA — (0.0%)
Other Security		49,567	0.0%

MALAYSIA — (0.0%)
Other Securities		73,511	0.0%

SOUTH KOREA — (0.0%)
Other Securities		148,331	0.0%

TAIWAN — (0.0%)
Other Securities		82,554	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$495,300	0.0%

TURKEY — (0.0%)
Other Security		777,454	0.0%

TOTAL RIGHTS/WARRANTS		1,635,804	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,863,497,038)		5,395,578,201

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,945,278	149,776,866	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,013,260,398)		$5,545,355,067	101.9%

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012
Philippines	7,564	56,269,500	—	56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$179,002,480	$34,333	—	$179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $863,010, $102,655, $158,405 and $26,538 of securities on loan, respectively)	$12,034,176	$3,052,750	$1,977,289	$1,995,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $906,050, $38,184, $67,063 and $28,218, respectively)	906,148	38,198	67,068	28,223
Segregated Cash for Futures Contracts	6,655	—	—	—
Foreign Currencies at Value	64,564	1,635	6,882	3,463
Cash	63,524	2,323	—	47
Receivables:
Investment Securities Sold	638	1,797	2,831	69
Dividends, Interest and Tax Reclaims	87,683	33,749	2,186	8,356
Securities Lending Income	577	232	273	47
Unrealized Gain on Foreign Currency Contracts	5	—	4	—
Prepaid Expenses and Other Assets	15	5	3	2

Total Assets	13,163,985	3,130,689	2,056,536	2,035,239

LIABILITIES:
Payables:
Due to Custodian	—	—	62	—
Upon Return of Securities Loaned	906,025	38,231	67,068	28,223
Investment Securities Purchased	—	1,711	1,699	1,206
Due to Advisor	2,027	261	162	166
Futures Margin Variation	1,589	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	15	—
Accrued Expenses and Other Liabilities	1,075	474	219	197

Total Liabilities	910,716	40,677	69,225	29,792

NET ASSETS	$12,253,269	$3,090,012	$1,987,311	$2,005,447

Investment Securities at Cost	$10,346,234	$2,540,312	$1,623,429	$1,504,649

Foreign Currencies at Cost	$64,499	$1,637	$6,895	$3,463

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $377,163, $229,352, $231,722 and $618,394 of securities on loan, respectively)	$6,123,800	$1,454,082	$6,501,390	$5,395,578
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $409,271, $206,742, $115,961 and $149,763, respectively)	409,300	206,758	115,974	149,777
Segregated Cash for Futures Contracts	—	—	4,550	2,258
Foreign Currencies at Value	10,543	158	18,716	30,683
Cash	3,180	336	34,381	18,686
Receivables:
Investment Securities Sold	1,816	1,410	1,791	14,404
Dividends, Interest and Tax Reclaims	28,751	869	9,166	8,362
Securities Lending Income	620	254	301	1,660
Unrealized Gain on Foreign Currency Contracts	4	—	—	—
Prepaid Expenses and Other Assets	6	2	9	7

Total Assets	6,578,020	1,663,869	6,686,278	5,621,415

LIABILITIES:
Payables:
Upon Return of Securities Loaned	409,351	206,756	115,984	149,742
Investment Securities Purchased	832	—	9,750	7,962
Due to Advisor	498	115	541	885
Futures Margin Variation	—	—	2,416	613
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	—	31,961	18,225
Accrued Expenses and Other Liabilities	559	126	862	1,211

Total Liabilities	411,240	206,997	161,514	178,639

NET ASSETS	$6,166,780	$1,456,872	$6,524,764	$5,442,776

Investment Securities at Cost	$4,195,816	$1,048,675	$3,443,891	$3,863,497

Foreign Currencies at Cost	$10,545	$158	$17,502	$29,872

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,553, $4,307, $263 and $295, respectively)	$206,872	$38,768	$24,085	$20,048
Income from Securities Lending	1,619	1,253	1,774	385

Total Investment Income	208,491	40,021	25,859	20,433

Expenses
Investment Management Fees	11,598	1,560	918	929
Accounting & Transfer Agent Fees	244	70	44	44
Custodian Fees	400	244	98	32
Shareholders’ Reports.	8	8	7	7
Directors’/Trustees’ Fees & Expenses	88	25	15	15
Professional Fees	77	22	10	12
Other	185	53	28	28

Total Expenses	12,600	1,982	1,120	1,067

Fees Paid Indirectly (Note C)	55	1	1	—

Net Expenses	12,545	1,981	1,119	1,067

Net Investment Income (Loss)	195,946	38,040	24,740	19,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	232,125	72,211	10,779	21,626
Affiliated Investment Companies Shares Sold	(32)	2	(2)	(1)
Futures	17,531	—	—	—
Foreign Currency Transactions	6,579	(18)	576	766
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	214,800	460,309	667,520
Affiliated Investment Companies Shares	(19)	(5)	(1)	(2)
Futures	6,615	—	—	—
Translation of Foreign Currency-Denominated Amounts	125	38	6	28

Net Realized and Unrealized Gain (Loss)	3,743,638	287,028	471,667	689,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,939,584	$325,068	$496,407	$709,303

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,247, $1,832, $6,544 and $4,007, respectively)	$52,747	$11,865	$49,942	$40,946
Income from Securities Lending	4,184	1,185	1,347	8,106

Total Investment Income	56,931	13,050	51,289	49,052

Expenses
Investment Management Fees	2,818	618	3,220	5,413
Accounting & Transfer Agent Fees	122	29	139	117
Custodian Fees	300	35	1,048	1,391
Shareholders’ Reports	8	7	8	8
Directors’/Trustees’ Fees & Expenses	44	10	51	42
Professional Fees	36	10	82	88
Other	97	17	117	148

Total Expenses	3,425	726	4,665	7,207

Fees Paid Indirectly (Note C)	2	1	16	9

Net Expenses	3,423	725	4,649	7,198

Net Investment Income (Loss)	53,508	12,325	46,640	41,854

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	156,197	14,335	233,826	250,881
Affiliated Investment Companies Shares Sold	—	(8)	4	(3)
Futures	—	42	12,792	6,622
Foreign Currency Transactions	(1,432)	122	(261)	(1,030)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,712,490	416,754	1,186,950	1,304,732
Affiliated Investment Companies Shares	(21)	(7)	(10)	(8)
Futures	—	—	(173)	317
Translation of Foreign Currency-Denominated Amounts	338	11	11	137

Net Realized and Unrealized Gain (Loss)	1,867,572	431,249	1,433,139	1,561,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,921,080	$443,574	$1,479,779	$1,603,502

**	Net of foreign capital gain taxes withheld of $0, $0, $274 and $9, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,946	$297,585	$38,040	$69,080	$24,740	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	232,125	(566,996)	72,211	(64,936)	10,779	(77,003)
Affiliated Investment Companies Shares Sold	(32)	72	2	(9)	(2)	(11)
Futures	17,531	40,717	—	—	—	608
Foreign Currency Transactions	6,579	3,123	(18)	228	576	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	(2,004,930)	214,800	(116,647)	460,309	(1,299)
Affiliated Investment Companies Shares	(19)	85	(5)	9	(1)	1
Futures	6,615	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	125	1,379	38	182	6	1

Net Increase (Decrease) in Net Assets Resulting from Operations	3,939,584	(2,232,246)	325,068	(112,093)	496,407	(15,271)

Transactions in Interest:
Contributions	64,389	1,038,679	11,830	71,736	1,700	82,954
Withdrawals	(1,232,254)	(1,745,733)	(190,039)	(764,667)	(37,810)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,167,865)	(707,054)	(178,209)	(692,931)	(36,110)	(99,558)

Total Increase (Decrease) in Net Assets	2,771,719	(2,939,300)	146,859	(805,024)	460,297	(114,829)
Net Assets
Beginning of Period	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Period	$12,253,269	$9,481,550	$3,090,012	$2,943,153	$1,987,311	$1,527,014

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,366	$42,407	$53,508	$109,276	$12,325	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,626	(34,350)	156,197	92,887	14,335	(221,703)
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(26)	(8)	(8)
Futures	—	(394)	—	(260)	42	—
Foreign Currency Transactions	766	(444)	(1,432)	1,299	122	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	667,520	(329,338)	1,712,490	(384,869)	416,754	206,814
Affiliated Investment Companies Shares	(2)	4	(21)	(9)	(7)	3
Translation of Foreign Currency-Denominated Amounts	28	(381)	338	825	11	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	709,303	(322,497)	1,921,080	(180,877)	443,574	5,835

Transactions in Interest:
Contributions	7,277	5,810	5,230	135,156	46,276	6,817
Withdrawals	(186,915)	(484,982)	(361,475)	(959,829)	(3,861)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(179,638)	(479,172)	(356,245)	(824,673)	42,415	(183,567)

Total Increase (Decrease) in Net Assets	529,665	(801,669)	1,564,835	(1,005,550)	485,989	(177,732)
Net Assets
Beginning of Period	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Period	$2,005,447	$1,475,782	$6,166,780	$4,601,945	$1,456,872	$970,883

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,640	$137,835	$41,854	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	233,826	52,822	250,881	(389,082)
Affiliated Investment Companies Shares Sold	4	(9)	(3)	(5)
Futures	12,792	20,410	6,622	16,698
Foreign Currency Transactions	(261)	(3,976)	(1,030)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950	21,823	1,304,732	127,570
Affiliated Investment Companies Shares	(10)	3	(8)	(2)
Futures	(173)	(366)	317	(512)
Translation of Foreign Currency-Denominated Amounts	11	(16)	137	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,779	228,526	1,603,502	(105,089)

Transactions in Interest:
Contributions	56,188	607,207	58,403	184,927
Withdrawals	(735,528)	(1,145,570)	(1,126,083)	(1,603,251)

Net Increase (Decrease) from Transactions in Interest	(679,340)	(538,363)	(1,067,680)	(1,418,324)

Total Increase (Decrease) in Net Assets	800,439	(309,837)	535,822	(1,523,413)
Net Assets
Beginning of Period	5,724,325	6,034,162	4,906,954	6,430,367

End of Period	$6,524,764	$5,724,325	$5,442,776	$4,906,954

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $274 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.76	%(B)	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)	11.16	%(B)	(1.93%)	4.47%	(7.46%)	27.10%	14.53%

Net Assets, End of Period (thousands)	$12,253,269		$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540	$3,090,012		$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.38	%(C)	2.77%	3.92%	3.21%	3.33%	3.72%	2.44	%(C)	2.13%	2.32%	1.90%	1.90%	1.99%
Portfolio Turnover Rate	3	%(B)	12%	16%	20%	17%	17%	2	%(B)	5%	12%	17%	13%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	32.70	%(B)	0.14%	5.27%	(8.14%)	16.21%	16.69%	49.30	%(B)	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)

Net Assets, End of Period (thousands)	$1,987,311		$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$2,005,447		$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.70	%(C)	4.21%	4.11%	3.96%	3.82%	4.00%	2.08	%(C)	2.38%	3.43%	3.23%	3.40%	4.36%
Portfolio Turnover Rate	6	%(B)	18%	18%	18%	14%	10%	3	%(B)	9%	18%	14%	9%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.85	%(B)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%	45.40	%(B)	6.02%	1.00%	(10.44%)	12.10%	20.77%

Net Assets, End of Period (thousands)	$6,166,780		$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$1,456,872		$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.15%	2.74%	2.51%	2.33%	2.49%	1.99	%(C)	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	5	%(B)	8%	17%	15%	13%	9%	7	%(B)	18%	12%	14%	22%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	26.78	%(B)	2.67%	11.40%	(11.83%)	25.26%	11.44%	34.89	%(B)	1.25%	13.47%	(16.06%)	21.55%	14.45%

Net Assets, End of Period (thousands)	$6,524,764		$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731	$5,442,776		$4,906,954	$6,430,367	$6,306,302	$7,253,457	$5,515,647
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.14%	0.15%	0.15%	0.26	%(C)	0.25%	0.24%	0.24%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.15%	0.14%	0.15%	0.15%	0.26	%(C)	0.26%	0.25%	0.24%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.45	%(C)	2.38%	3.04%	2.40%	2.23%	2.45%	1.55	%(C)	2.64%	2.90%	2.77%	2.78%	2.89%
Portfolio Turnover Rate	7	%(B)	22%	9%	12%	8%	5%	6	%(B)	18%	12%	12%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

• Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$55
The Japanese Small Company Series	1
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	—
The Continental Small Company Series	2
The Canadian Small Company Series	1
The Emerging Markets Series	16
The Emerging Markets Small Cap Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$373
The Japanese Small Company Series	97
The Asia Pacific Small Company Series	50
The United Kingdom Small Company Series	60
The Continental Small Company Series	134
The Canadian Small Company Series	31
The Emerging Markets Series	169
The Emerging Markets Small Cap Series	143

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$350,642	$1,368,271
The Japanese Small Company Series	$61,101	$214,671
The Asia Pacific Small Company Series	$104,597	$100,840
The United Kingdom Small Company Series	$60,330	$190,560
The Continental Small Company Series	$256,321	$569,173
The Canadian Small Company Series	$149,171	$90,787

	Purchases	Sales
The Emerging Markets Series	$456,016	$1,074,844
The Emerging Markets Small Cap Series	$321,617	$1,328,137

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

Total	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

Total	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

Total	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—

Total	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

Total	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

Total	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

					Change in Unrealized Appreciation/
				Net Realized
	Balance at	Purchases	Proceeds	Gain/(Loss)		Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

Total	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

Total	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$11,281,133	$2,624,517	$(936,477)	$1,688,040
The Japanese Small Company Series	2,645,556	838,110	(325,658)	512,452
The Asia Pacific Small Company Series	1,722,716	615,282	(261,417)	353,865
The United Kingdom Small Company Series	1,552,261	699,333	(208,945)	490,388
The Continental Small Company Series	4,637,083	2,392,997	(465,012)	1,927,985
The Canadian Small Company Series	1,281,422	518,151	(112,728)	405,423
The Emerging Markets Series	3,585,242	3,249,623	(192,123)	3,057,500
The Emerging Markets Small Cap Series	4,105,665	2,105,582	(573,488)	1,532,094

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$98,912
The Canadian Small Company Series	266
The Emerging Markets Series	66,159

Futures*
The Emerging Markets Small Cap Series	$36,128

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)
The DFA International Value Series	$4,379	$4,379
The Emerging Markets Small Cap Series	563	563

	Liability Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts (2)
The Emerging Markets Series	$(136)	$(136)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$17,531	$17,531
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	12,792	12,792
The Emerging Markets Small Cap Series	6,622	6,622

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$6,615	$6,615
The Emerging Markets Series	(173)	(173)
The Emerging Markets Small Cap Series	317	317

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
The DFA International Value Series	0.84%	$6,732	22	$3	$24,333	—
The Japanese Small Company Series	0.84%	1,915	7	—	3,404	—
The Asia Pacific Small Company Series	0.83%	161	25	—	1,745	—
The United Kingdom Small Company Series	0.83%	317	2	—	578	—
The Emerging Markets Series	0.84%	8,501	10	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	10,357	19	5	38,728	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$11,516	$52,530	$(1,667)
The Japanese Small Company Series	2,935	8,414	4,847
The Asia Pacific Small Company Series	3,869	16,312	9,355
The United Kingdom Small Company Series	8,284	12,440	1,265
The Continental Small Company Series	11,673	17,716	6,278
The Canadian Small Company Series	14,688	1,705	488
The Emerging Markets Series	169	2,438	440
The Emerging Markets Small Cap Series	1,244	4,395	(949)

J. Securities Lending:

As of April 30, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$20,559
The Japanese Small Company Series	70,245
The Asia Pacific Small Company Series	100,966
The Continental Small Company Series	18,721
The Canadian Small Company Series	34,855
The Emerging Markets Series	160,432
The Emerging Markets Small Cap Series	525,848

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$906,025	—	—	—	$906,025
The Japanese Small Company Series
Common Stocks	38,231	—	—	—	38,231
The Asia Pacific Small Company Series
Common Stocks	67,068	—	—	—	67,068
The United Kingdom Small Company Series
Common Stocks	28,223	—	—	—	28,223
The Continental Small Company Series
Common Stocks, Rights/Warrants	409,351	—	—	—	409,351
The Canadian Small Company Series
Common Stocks, Rights/Warrants	206,756	—	—	—	206,756
The Emerging Markets Series
Common Stocks	115,984	—	—	—	115,984
The Emerging Markets Small Cap Series
Common Stocks	149,742	—	—	—	149,742

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$1,355.60	0.14%	$0.82
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.4%
Consumer Discretionary	8.7%
Consumer Staples	2.9%
Energy	9.5%
Financials	26.5%
Health Care	3.1%
Industrials	9.9%
Information Technology	12.6%
Materials	15.3%
Real Estate	6.4%
Utilities	1.7%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
Other Security		$1,089,948	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	12,546,019	53,352,425	0.4%
# Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493	0.6%
Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702	0.4%
Vale SA	11,638,377	233,579,570	1.5%
Other Securities		142,522,874	0.9%

TOTAL BRAZIL		585,201,064	3.8%

CHILE — (0.7%)
Other Securities		113,774,254	0.7%

CHINA — (32.8%)
Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994	0.4%
* Baidu, Inc., Sponsored ADR	883,875	185,905,429	1.2%
Bank of China, Ltd., Class H	410,102,817	162,707,458	1.1%
China Construction Bank Corp., Class H	474,417,101	374,477,141	2.4%
China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874	0.8%
China Overseas Land & Investment, Ltd.	30,886,500	78,169,281	0.5%
China Resources Land, Ltd.	26,240,000	122,857,530	0.8%
China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896	0.4%
Geely Automobile Holdings, Ltd.	26,250,000	68,373,157	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269	1.6%
PetroChina Co., Ltd., Class H	170,860,000	61,811,694	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861	0.4%
* Trip.com Group, Ltd., ADR	2,109,940	82,456,455	0.6%
Other Securities		3,441,951,556	22.0%

TOTAL CHINA.		5,116,171,595	33.1%

COLOMBIA — (0.1%)
Other Securities		12,412,298	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		25,025,800	0.2%

GREECE — (0.2%)
Other Securities		34,924,204	0.2%

HONG KONG — (0.1%)
Other Securities		14,640,147	0.1%

HUNGARY — (0.2%)
Other Security		25,506,905	0.2%

INDIA — (10.7%)
* Axis Bank, Ltd.	7,153,052	68,449,075	0.5%
Hindalco Industries, Ltd.	12,397,455	60,650,968	0.4%
* ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196	0.5%
JSW Steel, Ltd.	5,784,238	55,561,934	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Reliance Industries, Ltd.	14,066,236	$378,171,513	2.5%
* Tata Motors, Ltd.	13,087,848	51,313,635	0.3%
Wipro, Ltd.	9,341,647	61,751,472	0.4%
Other Securities		915,745,818	5.8%

TOTAL INDIA		1,667,247,611	10.8%

INDONESIA — (1.3%)
Other Securities		201,457,745	1.3%

MALAYSIA — (1.7%)
Other Securities		270,258,625	1.8%

MEXICO — (2.4%)
# Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604	0.6%
Other Securities		284,074,205	1.8%

TOTAL MEXICO		367,534,809	2.4%

PHILIPPINES — (0.9%)
Other Securities		135,551,193	0.9%

POLAND — (0.8%)
Other Securities		124,790,805	0.8%

QATAR — (0.2%)
Other Securities		30,944,906	0.2%

RUSSIA — (1.2%)
Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308	0.4%
Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558	0.6%
Other Securities		25,606,998	0.2%

TOTAL RUSSIA		182,732,864	1.2%

SAUDI ARABIA — (2.1%)
Other Securities		329,664,916	2.1%

SOUTH AFRICA — (3.8%)
# Impala Platinum Holdings, Ltd.	3,928,399	73,406,214	0.5%
#* MTN Group, Ltd.	13,098,137	82,868,124	0.5%
# Standard Bank Group, Ltd.	7,546,977	61,377,373	0.4%
Other Securities		375,089,615	2.4%

TOTAL SOUTH AFRICA		592,741,326	3.8%

SOUTH KOREA — (14.6%)
Hana Financial Group, Inc.	1,766,259	72,397,848	0.5%
Hyundai Mobis Co., Ltd.	228,719	55,356,372	0.4%
Hyundai Motor Co.	554,470	105,433,475	0.7%
# KB Financial Group, Inc., ADR	2,684,385	131,320,114	0.9%
Kia Corp.	939,529	65,167,958	0.4%
LG Electronics, Inc.	571,652	80,312,587	0.5%
POSCO, Sponsored ADR	942,921	76,763,198	0.5%
Samsung Electronics Co., Ltd.	2,005,123	146,144,350	1.0%
SK Hynix, Inc.	682,641	77,876,554	0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,465,792,611	9.4%

TOTAL SOUTH KOREA.		2,276,565,067	14.8%

TAIWAN — (17.1%)
Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198	0.5%
China Steel Corp.	46,635,320	65,266,569	0.4%
CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095	0.6%
E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447	0.4%
Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709	0.6%
Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920	1.2%
# Taiwan Cement Corp.	34,159,948	63,576,166	0.4%
# United Microelectronics Corp.	58,384,681	116,448,784	0.8%
Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762	0.4%
Other Securities		1,867,088,387	12.0%

TOTAL TAIWAN		2,671,371,037	17.3%

THAILAND — (2.0%)
PTT PCL	59,242,400	76,104,247	0.5%
Other Securities		237,024,830	1.5%

TOTAL THAILAND		313,129,077	2.0%

TURKEY — (0.5%)
Other Securities		79,575,314	0.5%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		31,799,256	0.2%

UNITED KINGDOM — (0.0%)
Other Security		336,634	0.0%

TOTAL COMMON STOCKS		15,204,447,400	98.5%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	12,313,212	53,541,125	0.4%
Other Securities		35,790,721	0.2%

TOTAL BRAZIL		89,331,846	0.6%

COLOMBIA — (0.0%)
Other Securities		4,856,408	0.0%

PHILIPPINES — (0.0%)
Other Security		816,643	0.0%

TOTAL PREFERRED STOCKS		95,004,897	0.6%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Securities		254,305	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$130,373	0.0%

TOTAL RIGHTS/WARRANTS		384,678	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	26,250,738	303,721,033	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,791,458,889)		$15,603,558,008	101.1%

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium.	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625
Mexico	367,534,809	—	—	367,534,809
Philippines	—	135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$683,398	$78,891,916	—	$79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $752,776 of securities on loan)*	$15,299,837
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $303,670)	303,721
Segregated Cash for Futures Contracts	5,683
Foreign Currencies at Value	58,542
Cash	111,020
Receivables:
Investment Securities Sold	19,626
Dividends, Interest and Tax Reclaims	19,647
Securities Lending Income	1,341
Prepaid Expenses and Other Assets	19

Total Assets	15,819,436

LIABILITIES:
Payables:
Upon Return of Securities Loaned	303,717
Investment Securities Purchased	22,895
Due to Advisor	1,246
Futures Margin Variation	576
Unrealized Loss on Foreign Currency Contracts	5
Deferred Taxes Payable	49,211
Accrued Expenses and Other Liabilities	2,628

Total Liabilities	380,278

NET ASSETS	$15,439,158

Investment Securities at Cost	$11,487,789

Foreign Currencies at Cost	$57,591

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13,732)	$115,393
Income from Securities Lending.	5,901

Total Investment Income.	121,294

Expenses
Investment Management Fees.	7,416
Accounting & Transfer Agent Fees	332
Custodian Fees.	2,189
Shareholders’ Reports.	9
Directors’/Trustees’ Fees & Expenses	115
Professional Fees.	162
Other.	464

Total Expenses	10,687

Fees Paid Indirectly (Note C)	25

Net Expenses.	10,662

Net Investment Income (Loss)	110,632

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	123,074
Futures.	27,574
Foreign Currency Transactions.	(1,243)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	4,151,677
Affiliated Investment Companies Shares	(21)
Futures.	1,360
Translation of Foreign Currency-Denominated Amounts.	(170)

Net Realized and Unrealized Gain (Loss)	4,302,251

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,412,883

**	Net of foreign capital gain taxes withheld of $608.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$110,632	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	123,074	(1,060,455)
Futures	27,574	32,312
Foreign Currency Transactions	(1,243)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,151,677	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	1,360	(3,697)
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,883	(1,708,365)

Transactions in Interest:
Contributions	237,585	916,139
Withdrawals	(2,081,565)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(1,843,980)	(2,847,477)

Total Increase (Decrease) in Net Assets	2,568,903	(4,555,842)
Net Assets
Beginning of Period	12,870,255	17,426,097

End of Period	$15,439,158	$12,870,255

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $608.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2016
	(Unaudited)
Total Return	35.56%(B)	(9.41%)	5.24%	(9.06%)	24.89%	15.80%

Net Assets, End of Period (thousands)	$15,439,158	$12,870,255	$17,426,097	$16,684,907	$19,612,211	$16,647,507
Ratio of Expenses to Average Net Assets	0.14%(C)	0.14%	0.13%	0.14%	0.16%	0.16%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.14%(C)	0.14%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average
Net Assets	1.49%(C)	3.25%	2.95%	2.78%	2.64%	2.72%
Portfolio Turnover Rate	8%(B)	20%	14%	13%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $572 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$25

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,099,557	$2,832,822

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

Total	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$11,904,170	$5,086,565	$(1,274,466)	$3,812,099

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$85,812

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)

Dimensional Emerging Markets Value Fund	$971	$971

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)

Dimensional Emerging Markets Value Fund	$27,574	$27,574

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$1,360	$1,360

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	0.82%	$8,137	12	$2	$14,858	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding	Income	During the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$46,012	1	$1	$46,012	—

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	—	$323	$(120)

I. Securities Lending:

As of April 30, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$627,021

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$303,717	—	—	—	$303,717

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled _Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Fund.

Management has evaluated the impact of all other subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043021-001SI 00262272

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

The DFA Investment Trust Company

The Tax-Managed U.S. Marketwide Value Series

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial
Statements.

Financial Highlights

+	On March 19, 2021, the Fund effected a reverse share split. All per share data prior to
March 19, 2021 has been adjusted to reflect the reverse share split.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,402.80	0.36%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81

Tax-Managed U.S. Equity Portfolio
Actual Fund Return	$1,000.00	$1,305.00	0.22%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,592.30	0.43%	$2.76
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,502.70	0.43%	$2.67
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,361.20	0.23%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,405.20	0.49%	$2.92
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.90	0.35%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,411.80	0.58%	$3.47
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
Tax-Managed U.S. Marketwide Value Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio
Communication Services	10.8%
Consumer Discretionary	13.0%
Consumer Staples	5.8%
Energy	2.3%
Financials	12.1%
Health Care	13.0%
Industrials	9.8%
Information Technology	27.5%
Materials	3.0%
Real Estate	0.1%
Utilities	2.6%

100.0%

Tax-Managed U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	16.4%
Consumer Staples	4.8%
Energy	4.0%
Financials	27.7%
Health Care	4.3%
Industrials	23.1%
Information Technology	8.4%
Materials	7.6%
Real Estate	0.4%
Utilities	0.2%

100.0%

Tax-Managed U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	16.8%
Consumer Staples	4.1%
Energy	2.5%
Financials	21.2%
Health Care	9.2%
Industrials	21.5%
Information Technology	13.1%
Materials	6.0%
Real Estate	0.5%
Utilities	2.6%

100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

T.A. U.S. Core Equity 2 Portfolio
Communication Services	7.5%
Consumer Discretionary	13.2%
Consumer Staples	5.3%
Energy	2.7%
Financials	15.3%
Health Care	11.6%
Industrials	14.6%
Information Technology	23.3%
Materials	4.6%
Real Estate	0.3%
Utilities	1.6%

100.0%

Tax-Managed DFA International Value Portfolio
Communication Services	4.2%
Consumer Discretionary	15.9%
Consumer Staples	4.6%
Energy	10.2%
Financials	28.4%
Health Care	5.6%
Industrials	12.3%
Information Technology	1.5%
Materials	13.2%
Real Estate	2.5%
Utilities	1.6%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Communication Services	6.4%
Consumer Discretionary	13.8%
Consumer Staples	7.4%
Energy	4.6%
Financials	15.2%
Health Care	5.9%
Industrials	16.4%
Information Technology	11.6%
Materials	12.5%
Real Estate	3.1%
Utilities	3.1%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	4.2%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.7%
Financials	18.8%
Health Care	2.9%
Industrials	20.2%
Information Technology	7.0%
Materials	16.8%
Real Estate	4.9%
Utilities	2.0%

100.0%

5

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$5,761,183,429

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,761,183,429

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.7%)
* Alphabet, Inc., Class A	41,538	$97,759,683	1.8%
* Alphabet, Inc., Class C	41,510	100,044,081	1.9%
AT&T, Inc.	865,875	27,197,134	0.5%
Comcast Corp., Class A	630,207	35,386,123	0.7%
* Facebook, Inc., Class A	332,377	108,049,115	2.0%
* Netflix, Inc.	60,917	31,279,052	0.6%
Verizon Communications, Inc.	571,822	33,045,593	0.6%
* Walt Disney Co. (The)	249,816	46,470,772	0.9%
Other Securities		102,717,425	1.8%

TOTAL COMMUNICATION SERVICES		581,948,978	10.8%

CONSUMER DISCRETIONARY — (12.9%)
* Amazon.com, Inc.	60,985	211,460,609	3.9%
Home Depot, Inc. (The)	149,134	48,270,202	0.9%
McDonald’s Corp.	103,073	24,333,474	0.5%
NIKE, Inc., Class B	172,541	22,882,387	0.4%
* Tesla, Inc.	98,845	70,124,597	1.3%
Other Securities		322,687,679	5.9%

TOTAL CONSUMER DISCRETIONARY		699,758,948	12.9%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	565,775	30,540,535	0.6%
Costco Wholesale Corp.	62,548	23,273,485	0.4%
PepsiCo, Inc.	198,284	28,584,622	0.5%
Procter & Gamble Co. (The)	343,686	45,854,586	0.9%
Walmart, Inc.	195,586	27,364,437	0.5%
Other Securities		156,823,233	2.9%

TOTAL CONSUMER STAPLES		312,440,898	5.8%

ENERGY — (2.3%)
Chevron Corp.	233,840	24,101,889	0.5%
Exxon Mobil Corp.	508,691	29,117,473	0.5%
Other Securities		69,256,276	1.3%

TOTAL ENERGY		122,475,638	2.3%

FINANCIALS — (12.0%)
Bank of America Corp.	1,077,983	43,690,651	0.8%
* Berkshire Hathaway, Inc., Class B	269,160	74,005,542	1.4%
JPMorgan Chase & Co.	421,313	64,802,153	1.2%
Wells Fargo & Co.	472,278	21,276,124	0.4%
Other Securities		449,291,168	8.3%

TOTAL FINANCIALS		653,065,638	12.1%

HEALTH CARE — (13.0%)
Abbott Laboratories	241,711	29,024,657	0.5%
AbbVie, Inc.	243,277	27,125,386	0.5%
Eli Lilly and Co.	124,001	22,663,663	0.4%
Johnson & Johnson	364,757	59,356,907	1.1%

7

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Medtronic P.L.C.	185,933	$24,342,348	0.5%
Merck & Co., Inc.	349,652	26,049,074	0.5%
Pfizer, Inc.	770,017	29,761,157	0.6%
Thermo Fisher Scientific, Inc.	54,688	25,715,938	0.5%
UnitedHealth Group, Inc.	131,466	52,428,641	1.0%
Other Securities		406,237,791	7.4%

TOTAL HEALTH CARE		702,705,562	13.0%

INDUSTRIALS — (9.7%)
Honeywell International, Inc.	97,200	21,679,488	0.4%
Other Securities		504,975,266	9.3%

TOTAL INDUSTRIALS		526,654,754	9.7%

INFORMATION TECHNOLOGY — (27.3%)
Accenture P.L.C., Class A	87,186	25,281,324	0.5%
* Adobe, Inc.	67,212	34,166,548	0.6%
Apple, Inc.	2,411,332	316,993,705	5.9%
Broadcom, Inc.	55,793	25,452,767	0.5%
Cisco Systems, Inc.	583,707	29,716,523	0.6%
Intel Corp.	589,556	33,917,157	0.6%
Mastercard, Inc., Class A	123,751	47,280,307	0.9%
Microsoft Corp.	995,967	251,162,958	4.7%
NVIDIA Corp.	83,317	50,021,860	0.9%
Oracle Corp.	297,125	22,519,104	0.4%
* PayPal Holdings, Inc.	159,367	41,800,370	0.8%
QUALCOMM, Inc.	156,365	21,703,462	0.4%
* salesforce.com, Inc.	118,653	27,328,159	0.5%
Texas Instruments, Inc.	126,624	22,856,898	0.4%
# Visa, Inc., Class A	233,571	54,552,843	1.0%
Other Securities		477,144,737	8.7%

TOTAL INFORMATION TECHNOLOGY		1,481,898,722	27.4%

MATERIALS — (2.9%)
Other Securities		159,529,008	3.0%

REAL ESTATE — (0.1%)
Other Securities		6,816,728	0.1%

UTILITIES — (2.6%)
NextEra Energy, Inc.	271,504	21,044,275	0.4%
Other Securities		117,719,110	2.2%

TOTAL UTILITIES		138,763,385	2.6%

TOTAL COMMON STOCKS		5,386,058,259	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		98,235	0.0%

TOTAL PREFERRED STOCKS		98,235	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,643,010,044)		5,386,156,494

8

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	16,330,633	$16,330,633	0.3%

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	1,947,795	22,535,993	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,681,873,234)		$5,425,023,120	100.4%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$581,948,978	—	—	$581,948,978
Consumer Discretionary	699,758,579	$369	—	699,758,948
Consumer Staples	312,440,898	—	—	312,440,898
Energy	122,475,638	—	—	122,475,638
Financials	653,065,248	390	—	653,065,638
Health Care	702,666,886	38,676	—	702,705,562
Industrials	526,654,754	—	—	526,654,754
Information Technology	1,481,898,722	—	—	1,481,898,722
Materials	159,529,008	—	—	159,529,008
Real Estate	6,816,728	—	—	6,816,728
Utilities	138,763,385	—	—	138,763,385
Preferred Stocks
Industrials	98,235	—	—	98,235
Temporary Cash Investments	16,330,633	—	—	16,330,633
Securities Lending Collateral	—	22,535,993	—	22,535,993

TOTAL	$5,402,447,692	$22,575,428	—	$5,425,023,120

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (3.0%)
News Corp., Class A	1,282,559	$33,596,633	0.6%
Other Securities		147,623,121	2.5%

TOTAL COMMUNICATION SERVICES		181,219,754	3.1%

CONSUMER DISCRETIONARY — (16.0%)
* AutoNation, Inc.	339,119	34,752,915	0.6%
BorgWarner, Inc.	525,917	25,549,048	0.4%
Kohl’s Corp.	473,056	27,749,465	0.5%
Lithia Motors, Inc., Class A	82,344	31,651,387	0.5%
* Marriott Vacations Worldwide Corp.	117,935	20,948,794	0.4%
* Mohawk Industries, Inc.	104,930	21,563,115	0.4%
Newell Brands, Inc.	747,371	20,149,122	0.3%
Penske Automotive Group, Inc.	294,235	25,801,467	0.4%
PulteGroup, Inc.	692,549	40,943,497	0.7%
PVH Corp.	210,563	23,831,520	0.4%
Toll Brothers, Inc.	568,855	35,667,208	0.6%
Other Securities		648,602,385	11.1%

TOTAL CONSUMER DISCRETIONARY		957,209,923	16.3%

CONSUMER STAPLES — (4.7%)
Bunge, Ltd.	460,827	38,903,015	0.7%
* Darling Ingredients, Inc.	704,265	48,911,204	0.8%
* Post Holdings, Inc.	239,137	27,209,008	0.5%
Other Securities		166,125,826	2.8%

TOTAL CONSUMER STAPLES		281,149,053	4.8%

ENERGY — (3.9%)
Devon Energy Corp.	918,509	21,474,740	0.4%
Other Securities		209,815,422	3.5%

TOTAL ENERGY		231,290,162	3.9%

FINANCIALS — (27.0%)
Assured Guaranty, Ltd.	431,631	21,948,436	0.4%
* Athene Holding, Ltd., Class A	596,647	35,601,926	0.6%
# CNO Financial Group, Inc.	1,142,791	29,175,454	0.5%
First Horizon Corp.	1,658,878	30,340,879	0.5%
Invesco, Ltd.	1,242,398	33,544,746	0.6%
People’s United Financial, Inc.	1,723,032	31,238,570	0.5%
Pinnacle Financial Partners, Inc.	248,663	21,792,825	0.4%
Popular, Inc.	345,889	25,581,950	0.4%
Reinsurance Group of America, Inc.	173,013	22,583,387	0.4%
Santander Consumer USA Holdings, Inc.	706,318	23,972,433	0.4%
TCF Financial Corp.	462,340	21,045,717	0.4%
# Voya Financial, Inc.	438,521	29,740,494	0.5%
Zions Bancorp NA	464,919	25,942,480	0.5%
Other Securities		1,270,728,227	21.6%

TOTAL FINANCIALS		1,623,237,524	27.7%

10

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.2%)
#* Acadia Healthcare Co., Inc.	357,396	$21,772,564	0.4%
Other Securities		231,085,650	3.9%

TOTAL HEALTH CARE		252,858,214	4.3%

INDUSTRIALS — (22.5%)
AGCO Corp.	273,209	39,866,657	0.7%
AMERCO	43,390	25,887,776	0.4%
#* Chart Industries, Inc.	164,239	26,381,711	0.5%
#* Colfax Corp.	493,743	22,312,246	0.4%
* JetBlue Airways Corp.	1,127,944	22,964,940	0.4%
Knight-Swift Transportation Holdings, Inc.	663,046	31,242,728	0.5%
#* MasTec, Inc.	222,715	23,242,537	0.4%
Oshkosh Corp.	177,390	22,072,638	0.4%
Owens Corning	241,352	23,365,287	0.4%
Quanta Services, Inc.	594,479	57,450,451	1.0%
Regal Beloit Corp.	138,919	20,064,071	0.3%
UFP Industries, Inc.	262,158	22,031,758	0.4%
Other Securities		1,014,049,326	17.3%

TOTAL INDUSTRIALS		1,350,932,126	23.1%

INFORMATION TECHNOLOGY — (8.1%)
* Arrow Electronics, Inc.	366,807	41,841,674	0.7%
* Concentrix Corp.	210,135	32,650,776	0.6%
SYNNEX Corp.	210,135	25,468,362	0.4%
Other Securities		388,682,054	6.6%

TOTAL INFORMATION TECHNOLOGY		488,642,866	8.3%

MATERIALS — (7.4%)
Element Solutions, Inc.	921,185	20,155,528	0.3%
# Olin Corp.	473,317	20,366,830	0.4%
Reliance Steel & Aluminum Co.	288,850	46,305,543	0.8%
Steel Dynamics, Inc.	497,726	26,986,704	0.5%
Westlake Chemical Corp.	230,634	21,654,226	0.4%
Other Securities		309,969,541	5.2%

TOTAL MATERIALS		445,438,372	7.6%

REAL ESTATE — (0.4%)
Other Securities		24,211,024	0.4%

UTILITIES — (0.2%)
Other Securities		10,013,266	0.2%

TOTAL COMMON STOCKS		5,846,202,284	99.7%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		366,796	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,271,727	0.0%

11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$2,099,474	0.1%

TOTAL PREFERRED STOCKS		3,737,997	0.1%

TOTAL INVESTMENT SECURITIES (Cost $2,752,388,075)		5,849,940,281

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	12,611,111	12,611,111	0.2%

SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	12,056,258	139,490,901	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $2,904,481,904)		$6,002,042,293	102.4%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$181,219,754	—	—	$181,219,754
Consumer Discretionary	957,191,178	$18,745	—	957,209,923
Consumer Staples	281,149,053	—	—	281,149,053
Energy	231,290,162	—	—	231,290,162
Financials	1,623,221,298	16,226	—	1,623,237,524
Health Care	251,569,597	1,288,617	—	252,858,214
Industrials	1,350,932,126	—	—	1,350,932,126
Information Technology	488,641,756	1,110	—	488,642,866
Materials	445,438,372	—	—	445,438,372
Real Estate	24,211,024	—	—	24,211,024
Utilities	10,013,266	—	—	10,013,266
Preferred Stocks
Communication Services	366,796	—	—	366,796
Consumer Discretionary	1,271,727	—	—	1,271,727
Industrials	2,099,474	—	—	2,099,474
Temporary Cash Investments	12,611,111	—	—	12,611,111
Securities Lending Collateral	—	139,490,901	—	139,490,901

TOTAL	$5,861,226,694	$140,815,599	—	$6,002,042,293

See accompanying Notes to Financial Statements.

12

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.4%)
	Nexstar Media Group, Inc., Class A	67,042	$9,882,661	0.3%
	Other Securities		88,250,563	2.2%

TOTAL COMMUNICATION SERVICES			98,133,224	2.5%

CONSUMER DISCRETIONARY — (15.9%)
#	American Eagle Outfitters, Inc.	346,847	11,990,501	0.3%
*	Asbury Automotive Group, Inc.	46,175	9,170,817	0.2%
*	Crocs, Inc.	125,337	12,548,740	0.3%
*	Fox Factory Holding Corp.	69,359	10,627,880	0.3%
#*	Helen of Troy, Ltd.	49,830	10,524,594	0.3%
	Lithia Motors, Inc., Class A	48,063	18,474,456	0.5%
#*	Magnite, Inc.	221,464	8,869,633	0.2%
*	Marriott Vacations Worldwide Corp.	58,656	10,419,065	0.3%
	Penske Automotive Group, Inc.	101,258	8,879,314	0.2%
#*	RH	15,895	10,936,078	0.3%
	Texas Roadhouse, Inc.	88,757	9,498,774	0.2%
#*	TopBuild Corp.	51,411	11,432,778	0.3%
	Other Securities		520,638,190	13.2%

TOTAL CONSUMER DISCRETIONARY			654,010,820	16.6%

CONSUMER STAPLES — (3.9%)
*	Darling Ingredients, Inc.	292,864	20,339,405	0.5%
	Other Securities		139,330,977	3.6%

TOTAL CONSUMER STAPLES			159,670,382	4.1%

ENERGY — (2.4%)
	Other Securities		99,122,165	2.5%

FINANCIALS — (20.1%)
#	CNO Financial Group, Inc.	336,171	8,582,446	0.2%
	Evercore, Inc., Class A	63,810	8,941,695	0.2%
	Primerica, Inc.	56,551	9,035,153	0.2%
	Stifel Financial Corp.	138,369	9,573,751	0.2%
	TCF Financial Corp.	220,233	10,025,006	0.3%
	UMB Financial Corp.	93,869	9,108,109	0.2%
	Other Securities		772,224,972	19.8%

TOTAL FINANCIALS			827,491,132	21.1%

HEALTH CARE — (8.8%)
*	Omnicell, Inc.	81,245	11,782,150	0.3%
*	Select Medical Holdings Corp.	255,818	9,649,455	0.3%
*	Tenet Healthcare Corp.	179,639	10,645,407	0.3%
	Other Securities		329,184,722	8.3%

TOTAL HEALTH CARE			361,261,734	9.2%

INDUSTRIALS — (20.4%)
*	ASGN, Inc.	100,499	10,570,485	0.3%
*	Builders FirstSource, Inc.	321,410	15,643,025	0.4%

13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Chart Industries, Inc.	56,506	$9,076,559	0.2%
EMCOR Group, Inc.	83,083	9,953,343	0.3%
* FTI Consulting, Inc.	70,273	9,757,406	0.3%
* Generac Holdings, Inc.	27,660	8,960,457	0.2%
John Bean Technologies Corp.	59,441	8,641,533	0.2%
KBR, Inc.	218,756	8,653,987	0.2%
#* MasTec, Inc.	126,820	13,234,935	0.3%
Regal Beloit Corp.	82,244	11,878,501	0.3%
* Saia, Inc.	58,858	13,802,201	0.4%
Simpson Manufacturing Co., Inc.	82,536	9,301,807	0.2%
Timken Co. (The)	121,901	10,223,837	0.3%
UFP Industries, Inc.	116,525	9,792,761	0.3%
Other Securities		689,567,973	17.5%

TOTAL INDUSTRIALS		839,058,810	21.4%

INFORMATION TECHNOLOGY — (12.4%)
Advanced Energy Industries, Inc.	78,299	8,637,163	0.2%
Amkor Technology, Inc.	446,228	9,022,730	0.2%
Brooks Automation, Inc.	104,431	10,581,993	0.3%
* Cirrus Logic, Inc.	118,585	8,823,910	0.2%
* Lattice Semiconductor Corp.	243,918	12,271,515	0.3%
#* MicroStrategy, Inc., Class A	15,016	9,867,915	0.3%
#* Novanta, Inc.	66,003	8,693,255	0.2%
Power Integrations, Inc.	106,382	8,809,493	0.2%
#* Synaptics, Inc.	63,054	8,819,363	0.2%
Other Securities		427,944,383	11.0%

TOTAL INFORMATION TECHNOLOGY		513,471,720	13.1%

MATERIALS — (5.6%)
Element Solutions, Inc.	398,716	8,723,906	0.2%
# Louisiana-Pacific Corp.	206,881	13,629,320	0.3%
Olin Corp.	215,079	9,254,849	0.2%
Other Securities		201,329,430	5.2%

TOTAL MATERIALS		232,937,505	5.9%

REAL ESTATE — (0.5%)
Other Securities		20,721,378	0.5%

UTILITIES — (2.4%)
Other Securities		100,312,721	2.5%

TOTAL COMMON STOCKS		3,906,191,591	99.4%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		238,182	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		563,376	0.0%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$1,285,184	0.0%

TOTAL PREFERRED STOCKS		2,086,742	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		310	0.0%

TOTAL RIGHTS/WARRANTS		310	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,641,413,645)		3,908,278,643

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	22,834,486	22,834,486	0.6%

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	16,257,188	188,095,661	4.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,852,324,633)		$4,119,208,790	104.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,133,224	—	—	$98,133,224
Consumer Discretionary	653,999,973	$10,847	—	654,010,820
Consumer Staples	159,670,382	—	—	159,670,382
Energy	99,122,165	—	—	99,122,165
Financials	827,479,661	11,471	—	827,491,132
Health Care	359,979,405	1,282,329	—	361,261,734
Industrials	839,058,810	—	—	839,058,810
Information Technology	513,470,192	1,528	—	513,471,720
Materials	232,937,505	—	—	232,937,505
Real Estate	20,721,378	—	—	20,721,378
Utilities	100,312,721	—	—	100,312,721
Preferred Stocks
Communication Services	238,182	—	—	238,182
Consumer Discretionary	563,376	—	—	563,376
Industrials	1,285,184	—	—	1,285,184
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	22,834,486	—	—	22,834,486
Securities Lending Collateral	—	188,095,661	—	188,095,661

TOTAL	$3,929,806,644	$189,402,146	—	$4,119,208,790

See accompanying Notes to Financial Statements.

15

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (7.4%)
* Alphabet, Inc., Class A	41,205	$96,975,967	0.8%
* Alphabet, Inc., Class C	42,114	101,499,794	0.8%
AT&T, Inc.	1,788,149	56,165,760	0.4%
* Charter Communications, Inc., Class A	59,771	40,252,780	0.3%
Comcast Corp., Class A	1,661,011	93,265,768	0.7%
* Facebook, Inc., Class A	392,789	127,687,848	1.0%
Verizon Communications, Inc.	1,431,638	82,734,360	0.6%
* Walt Disney Co. (The)	279,758	52,040,583	0.4%
Other Securities		315,950,634	2.5%

TOTAL COMMUNICATION SERVICES		966,573,494	7.5%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	77,547	268,888,019	2.1%
Home Depot, Inc. (The)	122,083	39,514,605	0.3%
Lowe’s Cos., Inc.	216,161	42,421,596	0.3%
NIKE, Inc., Class B	250,218	33,183,911	0.3%
Target Corp.	206,306	42,758,982	0.3%
Other Securities		1,271,021,148	9.8%

TOTAL CONSUMER DISCRETIONARY		1,697,788,261	13.1%

CONSUMER STAPLES — (5.3%)
Coca-Cola Co. (The)	900,750	48,622,485	0.4%
PepsiCo, Inc.	354,730	51,137,877	0.4%
Procter & Gamble Co. (The)	458,732	61,204,023	0.5%
Walmart, Inc.	361,393	50,562,495	0.4%
Other Securities		476,928,163	3.6%

TOTAL CONSUMER STAPLES		688,455,043	5.3%

ENERGY — (2.7%)
Chevron Corp.	386,863	39,873,969	0.3%
Exxon Mobil Corp.	695,747	39,824,558	0.3%
Other Securities		273,045,649	2.1%

TOTAL ENERGY		352,744,176	2.7%

FINANCIALS — (15.1%)
American Express Co.	272,571	41,798,763	0.3%
Bank of America Corp.	1,804,342	73,129,981	0.6%
* Berkshire Hathaway, Inc., Class B	359,350	98,803,282	0.8%
JPMorgan Chase & Co.	928,952	142,882,107	1.1%
Morgan Stanley	454,955	37,556,535	0.3%
Other Securities		1,581,989,203	12.2%

TOTAL FINANCIALS		1,976,159,871	15.3%

HEALTH CARE — (11.5%)
AbbVie, Inc.	362,353	40,402,359	0.3%
Amgen, Inc.	156,585	37,524,029	0.3%
Eli Lilly and Co.	182,872	33,423,515	0.3%
Johnson & Johnson	811,788	132,102,261	1.0%

16

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	627,369	$46,738,990	0.4%
Pfizer, Inc.	1,174,988	45,413,286	0.4%
UnitedHealth Group, Inc.	228,707	91,208,352	0.7%
Other Securities		1,073,402,366	8.2%

TOTAL HEALTH CARE		1,500,215,158	11.6%

INDUSTRIALS — (14.3%)
Caterpillar, Inc.	169,510	38,666,926	0.3%
Union Pacific Corp.	237,535	52,754,148	0.4%
Other Securities		1,786,127,989	13.8%

TOTAL INDUSTRIALS		1,877,549,063	14.5%

INFORMATION TECHNOLOGY — (23.0%)
Accenture P.L.C., Class A	148,259	42,990,662	0.3%
Apple, Inc.	4,291,471	564,156,778	4.4%
Applied Materials, Inc.	284,262	37,724,410	0.3%
Broadcom, Inc.	81,865	37,346,813	0.3%
Cisco Systems, Inc.	1,202,069	61,197,333	0.5%
Intel Corp.	1,824,849	104,983,563	0.8%
International Business Machines Corp.	253,782	36,006,590	0.3%
Lam Research Corp.	72,514	44,991,311	0.4%
Mastercard, Inc., Class A	216,100	82,563,166	0.6%
* Micron Technology, Inc.	452,390	38,937,207	0.3%
Microsoft Corp.	1,706,556	430,359,292	3.3%
NVIDIA Corp.	71,917	43,177,528	0.3%
Oracle Corp.	657,349	49,820,481	0.4%
QUALCOMM, Inc.	405,618	56,299,778	0.4%
Texas Instruments, Inc.	256,744	46,344,859	0.4%
# Visa, Inc., Class A	398,435	93,058,479	0.7%
Other Securities		1,237,770,905	9.5%

TOTAL INFORMATION TECHNOLOGY		3,007,729,155	23.2%

MATERIALS — (4.5%)
Other Securities		587,697,842	4.6%

REAL ESTATE — (0.3%)
Other Securities		41,126,200	0.3%

UTILITIES — (1.6%)
Other Securities		211,437,283	1.6%

TOTAL COMMON STOCKS		12,907,475,546	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		252,788	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		932,195	0.0%

17

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$828,731	0.0%

TOTAL PREFERRED STOCKS		2,013,714	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,135,141,558)		12,909,489,260

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	39,193,881	39,193,881	0.3%

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	11,525,190	133,346,449	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $5,307,663,615)		$13,082,029,590	101.0%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$966,573,494	—	—	$966,573,494
Consumer Discretionary	1,697,782,066	$6,195	—	1,697,788,261
Consumer Staples	688,455,043	—	—	688,455,043
Energy	352,744,176	—	—	352,744,176
Financials	1,976,155,526	4,345	—	1,976,159,871
Health Care	1,499,588,983	626,175	—	1,500,215,158
Industrials	1,877,549,063	—	—	1,877,549,063
Information Technology	3,007,729,155	—	—	3,007,729,155
Materials	587,697,842	—	—	587,697,842
Real Estate	41,126,200	—	—	41,126,200
Utilities	211,437,283	—	—	211,437,283
Preferred Stocks
Communication Services	252,788	—	—	252,788
Consumer Discretionary	932,195	—	—	932,195
Industrials	828,731	—	—	828,731
Temporary Cash Investments	39,193,881	—	—	39,193,881
Securities Lending Collateral	—	133,346,449	—	133,346,449

TOTAL	$12,948,046,426	$133,983,164	—	$13,082,029,590

See accompanying Notes to Financial Statements.

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	1,740,431	$38,401,352	1.1%
National Australia Bank, Ltd.	1,731,191	35,427,395	1.1%
Westpac Banking Corp.	2,029,506	39,109,944	1.2%
Other Securities		85,050,285	2.5%

TOTAL AUSTRALIA		197,988,976	5.9%

AUSTRIA — (0.1%)
Other Security		1,553,125	0.0%

BELGIUM — (0.8%)
Other Securities		26,748,285	0.8%

CANADA — (8.9%)
Bank of Montreal 063671101	423,189	39,923,650	1.2%
Bank of Nova Scotia (The) 064149107	367,600	23,412,444	0.7%
Bank of Nova Scotia (The) 064149958	238,127	15,163,487	0.5%
Canadian Imperial Bank of Commerce 136069952	243,322	25,295,273	0.8%
Canadian Natural Resources, Ltd.	1,106,408	33,612,675	1.0%
Magna International, Inc.	180,283	17,022,321	0.5%
Manulife Financial Corp.	874,417	19,106,012	0.6%
Nutrien, Ltd.	322,344	17,790,176	0.5%
Other Securities		105,336,107	3.0%

TOTAL CANADA		296,662,145	8.8%

DENMARK — (2.8%)
DSV Panalpina A.S	128,852	28,706,953	0.8%
Vestas Wind Systems A/S	662,090	27,305,582	0.8%
Other Securities		38,261,224	1.2%

TOTAL DENMARK		94,273,759	2.8%

FINLAND — (1.1%)
Other Securities		36,149,544	1.1%

FRANCE — (9.1%)
* BNP Paribas SA	448,190	28,736,909	0.9%
* Cie de Saint-Gobain	501,569	31,646,562	0.9%
Cie Generale des Etablissements Michelin SCA	174,933	25,312,907	0.7%
Orange SA	1,367,358	17,028,001	0.5%
Total SE	1,529,588	67,604,357	2.0%
Other Securities		133,310,127	4.0%

TOTAL FRANCE		303,638,863	9.0%

GERMANY — (6.9%)
Allianz SE	152,041	39,472,402	1.2%
Bayerische Motoren Werke AG	248,207	24,872,865	0.7%
Daimler AG	643,382	57,260,175	1.7%
Volkswagen AG	26,325	8,357,460	0.2%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$98,603,806	3.0%

TOTAL GERMANY		228,566,708	6.8%

HONG KONG — (2.2%)
Other Securities		74,652,443	2.2%

IRELAND — (0.7%)
Other Securities		21,685,342	0.6%

ISRAEL — (0.4%)
Other Securities		13,003,252	0.4%

ITALY — (2.8%)
Stellantis NV BMD8F9905	1,301,462	21,588,605	0.6%
Other Securities		71,666,647	2.2%

TOTAL ITALY		93,255,252	2.8%

JAPAN — (21.7%)
Hitachi, Ltd.	387,800	19,195,214	0.6%
Honda Motor Co., Ltd.	940,588	28,048,152	0.8%
Takeda Pharmaceutical Co., Ltd.	722,894	24,145,015	0.7%
Toyota Motor Corp.	1,126,688	84,303,496	2.5%
Toyota Motor Corp., Sponsored ADR	380	57,293	0.0%
Other Securities		569,440,621	16.9%

TOTAL JAPAN		725,189,791	21.5%

NETHERLANDS — (4.5%)
ING Groep NV	1,194,052	15,253,990	0.4%
Koninklijke Ahold Delhaize NV	1,218,579	32,794,283	1.0%
Koninklijke DSM NV	162,235	29,088,728	0.9%
Other Securities		73,363,474	2.2%

TOTAL NETHERLANDS		150,500,475	4.5%

NEW ZEALAND — (0.3%)
Other Securities		9,945,029	0.3%

NORWAY — (0.7%)
Other Securities		23,885,051	0.7%

PORTUGAL — (0.1%)
Other Securities		4,508,175	0.1%

SINGAPORE — (0.9%)
Other Securities		30,869,094	0.9%

SPAIN — (2.2%)
Banco Santander SA	9,120,977	35,184,638	1.1%
Banco Santander SA, Sponsored ADR	2,987,846	11,383,693	0.3%
Other Securities		27,432,358	0.8%

TOTAL SPAIN		74,000,689	2.2%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (3.0%)
Other Securities		$99,900,085	3.0%

SWITZERLAND — (9.1%)
ABB, Ltd.	629,765	20,456,119	0.6%
Cie Financiere Richemont SA	222,027	22,785,915	0.7%
LafargeHolcim, Ltd.	271,024	16,724,266	0.5%
Lonza Group AG	24,359	15,485,361	0.5%
Novartis AG	354,588	30,259,243	0.9%
Novartis AG, Sponsored ADR	313,624	26,733,310	0.8%
UBS Group AG	1,266,990	19,347,694	0.6%
Zurich Insurance Group AG	107,513	44,108,116	1.3%
Other Securities		106,739,493	3.1%

TOTAL SWITZERLAND		302,639,517	9.0%

UNITED KINGDOM — (13.6%)
Anglo American P.L.C.	629,896	26,707,858	0.8%
Aviva P.L.C.	3,622,935	20,029,561	0.6%
# Barclays P.L.C., Sponsored ADR	1,862,537	17,824,479	0.5%
BP P.L.C.	946,098	3,960,693	0.1%
BP P.L.C., Sponsored ADR	1,846,597	46,460,376	1.4%
British American Tobacco P.L.C.	923,607	34,268,908	1.0%
British American Tobacco P.L.C., Sponsored ADR	35,481	1,330,892	0.0%
* BT Group P.L.C.	6,576,787	15,001,275	0.4%
Glencore P.L.C.	6,752,689	27,506,543	0.8%
HSBC Holdings P.L.C., Sponsored ADR	916,438	28,611,194	0.9%
Lloyds Banking Group P.L.C.	40,325,085	25,287,028	0.8%
Royal Dutch Shell P.L.C., Class B	273,088	4,886,542	0.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	81,321,896	2.4%
Vodafone Group P.L.C.	16,924,098	31,939,134	1.0%
Vodafone Group P.L.C., Sponsored ADR	364,865	6,914,185	0.2%
Other Securities		80,634,885	2.4%

TOTAL UNITED KINGDOM		452,685,449	13.4%

TOTAL COMMON STOCKS		3,262,301,049	96.8%

PREFERRED STOCKS — (1.5%)
GERMANY — (1.5%)
Volkswagen AG	149,301	38,871,927	1.2%
Other Securities		11,207,013	0.3%

TOTAL GERMANY		50,078,940	1.5%

TOTAL INVESTMENT SECURITIES (Cost $2,653,837,207)		3,312,379,989

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,005,803	23,207,139	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $2,677,042,204)		$3,335,587,128	99.0%

21

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2021, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	157	06/18/21	$31,141,633	$32,769,040	$1,627,407

Total Futures Contracts			$31,141,633	$32,769,040	$1,627,407

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$197,988,976	—	$197,988,976
Austria	—	1,553,125	—	1,553,125
Belgium	—	26,748,285	—	26,748,285
Canada	$296,662,145	—	—	296,662,145
Denmark	—	94,273,759	—	94,273,759
Finland	—	36,149,544	—	36,149,544
France	—	303,638,863	—	303,638,863
Germany	5,408,410	223,158,298	—	228,566,708
Hong Kong	—	74,652,443	—	74,652,443
Ireland	9,802,994	11,882,348	—	21,685,342
Israel	3,409,309	9,593,943	—	13,003,252
Italy	8,406,610	84,848,642	—	93,255,252
Japan	3,276,897	721,912,894	—	725,189,791
Netherlands	9,156,562	141,343,913	—	150,500,475
New Zealand	—	9,945,029	—	9,945,029
Norway	848,887	23,036,164	—	23,885,051
Portugal	—	4,508,175	—	4,508,175
Singapore	—	30,869,094	—	30,869,094
Spain	14,180,439	59,820,250	—	74,000,689
Sweden	—	99,900,085	—	99,900,085
Switzerland	43,317,813	259,321,704	—	302,639,517
United Kingdom	189,531,729	263,153,720	—	452,685,449
Preferred Stocks
Germany	—	50,078,940	—	50,078,940
Securities Lending Collateral	—	23,207,139	—	23,207,139
Futures Contracts**	1,627,407	—	—	1,627,407

TOTAL	$585,629,202	$2,751,585,333	—	$3,337,214,535

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.2%)
BHP Group, Ltd.	329,587	$11,995,610	0.3%
Other Securities		175,861,429	4.0%

TOTAL AUSTRALIA		187,857,039	4.3%

AUSTRIA — (0.4%)
Other Securities		17,868,846	0.4%

BELGIUM — (0.8%)
Other Securities		35,353,240	0.8%

BRAZIL — (1.4%)
Vale SA	622,420	12,491,823	0.3%
Other Securities		48,676,714	1.1%

TOTAL BRAZIL		61,168,537	1.4%

CANADA — (6.8%)
Canadian Natural Resources, Ltd.	264,362	8,031,318	0.2%
Magna International, Inc.	80,312	7,584,605	0.2%
Royal Bank of Canada 780087102	133,402	12,726,551	0.3%
Royal Bank of Canada 780087953	73,553	7,019,894	0.2%
Other Securities		267,056,358	6.1%

TOTAL CANADA		302,418,726	7.0%

CHILE — (0.2%)
Other Securities		7,145,060	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	43,175	9,971,266	0.3%
* Baidu, Inc., Sponsored ADR	33,222	6,987,583	0.2%
China Construction Bank Corp., Class H	14,243,200	11,242,750	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	958,500	10,449,820	0.3%
Tencent Holdings, Ltd.	424,000	33,823,324	0.8%
Other Securities		363,920,625	8.2%

TOTAL CHINA		436,395,368	10.1%

COLOMBIA — (0.0%)
Other Securities		1,954,013	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,015,045	0.0%

DENMARK — (1.6%)
Novo Nordisk A.S., Class B	132,667	9,786,506	0.2%
Other Securities		58,971,575	1.4%

TOTAL DENMARK		68,758,081	1.6%

EGYPT — (0.0%)
Other Securities		349,040	0.0%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$49,493,799	1.1%

FRANCE — (5.2%)
Cie Generale des Etablissements Michelin SCA	50,834	7,355,709	0.2%
LVMH Moet Hennessy Louis Vuitton SE	19,841	14,947,220	0.4%
Orange SA	611,218	7,611,628	0.2%
Total SE	251,331	11,108,266	0.3%
Vinci SA	60,804	6,672,004	0.2%
Other Securities		180,973,533	4.0%

TOTAL FRANCE		228,668,360	5.3%

GERMANY — (4.6%)
Daimler AG	137,707	12,255,747	0.3%
Deutsche Post AG	112,278	6,612,855	0.2%
Deutsche Telekom AG	430,617	8,287,239	0.2%
Other Securities		174,105,625	3.9%

TOTAL GERMANY		201,261,466	4.6%

GREECE — (0.1%)
Other Securities		3,194,638	0.1%

HONG KONG — (1.9%)
AIA Group, Ltd.	806,400	10,235,289	0.3%
Other Securities		71,876,105	1.6%

TOTAL HONG KONG		82,111,394	1.9%

HUNGARY — (0.1%)
Other Securities		2,840,645	0.1%

INDIA — (3.6%)
Infosys, Ltd.	384,314	6,954,753	0.2%
Reliance Industries, Ltd.	246,575	6,629,182	0.2%
Other Securities		144,044,532	3.2%

TOTAL INDIA		157,628,467	3.6%

INDONESIA — (0.5%)
Other Securities		22,502,025	0.5%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	186,326	8,807,630	0.2%
Other Securities		18,004,408	0.4%

TOTAL IRELAND		26,812,038	0.6%

ISRAEL — (0.5%)
Other Securities		23,600,417	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905	394,373	6,541,847	0.2%
Other Securities		73,579,124	1.7%

TOTAL ITALY		80,120,971	1.9%

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (14.4%)
KDDI Corp.	218,400	$6,602,109	0.2%
SoftBank Group Corp.	304,192	27,410,926	0.7%
Sony Group Corp.	88,100	8,808,141	0.2%
Toyota Motor Corp.	196,920	14,734,413	0.4%
Other Securities		578,685,098	13.2%

TOTAL JAPAN		636,240,687	14.7%

MALAYSIA — (0.6%)
Other Securities		24,464,968	0.6%

MEXICO — (0.7%)
Other Securities		30,897,693	0.7%

NETHERLANDS — (2.3%)
# Akzo Nobel NV	57,385	6,890,144	0.2%
ASML Holding NV N07059210	20,680	13,402,384	0.3%
Koninklijke Ahold Delhaize NV	286,166	7,701,273	0.2%
Other Securities		74,345,885	1.7%

TOTAL NETHERLANDS		102,339,686	2.4%

NEW ZEALAND — (0.3%)
Other Securities		14,403,261	0.3%

NORWAY — (0.6%)
Other Securities		27,581,237	0.6%

PERU — (0.0%)
Other Securities		415,576	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,699,209	0.3%

POLAND — (0.3%)
Other Securities		12,052,328	0.3%

PORTUGAL — (0.1%)
Other Securities		5,935,934	0.1%

QATAR — (0.2%)
Other Securities		7,947,154	0.2%

RUSSIA — (0.3%)
Other Securities		12,132,292	0.3%

SAUDI ARABIA — (0.7%)
Other Securities		29,492,028	0.7%

SINGAPORE — (0.6%)
Other Securities		26,452,081	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		71,066,269	1.6%

25

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.8%)
LG Electronics, Inc.	45,523	$6,395,622	0.2%
Samsung Electronics Co., Ltd.	504,791	36,791,933	0.9%
Samsung Electronics Co., Ltd., GDR	9,769	17,799,791	0.4%
SK Hynix, Inc.	83,152	9,486,086	0.2%
Other Securities		143,092,716	3.2%

TOTAL SOUTH KOREA		213,566,148	4.9%

SPAIN — (1.5%)
Iberdrola SA	645,863	8,728,156	0.2%
Other Securities		55,906,049	1.3%

TOTAL SPAIN		64,634,205	1.5%

SWEDEN — (2.3%)
Volvo AB, Class B	279,915	6,835,683	0.2%
Other Securities		96,940,793	2.2%

TOTAL SWEDEN		103,776,476	2.4%

SWITZERLAND — (4.4%)
Nestle SA	291,193	34,748,262	0.8%
Novartis AG, Sponsored ADR	83,303	7,100,748	0.2%
Roche Holding AG 711038901	51,641	16,843,001	0.4%
Other Securities		135,977,295	3.1%

TOTAL SWITZERLAND		194,669,306	4.5%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	8,223,039	0.2%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	34,659,406	0.8%
Other Securities		206,479,475	4.7%

TOTAL TAIWAN		249,361,920	5.7%

THAILAND — (0.7%)
Other Securities		32,058,199	0.7%

TURKEY — (0.2%)
Other Securities		8,863,867	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		5,532,680	0.1%

UNITED KINGDOM — (9.0%)
# AstraZeneca P.L.C., Sponsored ADR	178,391	9,467,210	0.2%
BP P.L.C., Sponsored ADR	490,027	12,329,081	0.3%
# Rio Tinto P.L.C., Sponsored ADR	108,298	9,211,828	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	10,416,198	0.3%
Unilever P.L.C., Sponsored ADR	171,989	10,099,194	0.2%
Vodafone Group P.L.C.	4,029,726	7,604,894	0.2%
Other Securities		340,744,285	7.8%

TOTAL UNITED KINGDOM		399,872,690	9.2%

26

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$2,338,127	0.1%

TOTAL COMMON STOCKS		4,285,311,236	98.7%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.2%)
Other Securities		9,710,915	0.3%

CHILE — (0.0%)
Other Securities		160,800	0.0%

COLOMBIA — (0.0%)
Other Securities		254,655	0.0%

GERMANY — (0.5%)
Volkswagen AG	34,797	9,059,728	0.2%
Other Securities		12,553,822	0.3%

TOTAL GERMANY		21,613,550	0.5%

PHILIPPINES — (0.0%)
Other Security		55,726	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,844	0.0%

TOTAL PREFERRED STOCKS		31,800,490	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		245,039	0.0%

FRANCE — (0.0%)
Other Security		215,461	0.0%

INDONESIA — (0.0%)
Other Security		12,249	0.0%

MALAYSIA — (0.0%)
Other Securities		21,086	0.0%

SOUTH KOREA — (0.0%)
Other Security		20,470	0.0%

TAIWAN — (0.0%)
Other Securities		7,238	0.0%

THAILAND — (0.0%)
Other Securities		29,385	0.0%

27

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TURKEY — (0.0%)
Other Securities		$88,147	0.0%

TOTAL RIGHTS/WARRANTS		639,075	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,012,349,203)		4,317,750,801

		Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	8,981,261	103,913,191	2.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,116,258,976)		$4,421,663,992	101.9%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,880,363	$183,976,676	—	$187,857,039
Austria	—	17,868,846	—	17,868,846
Belgium	1,205,805	34,147,435	—	35,353,240
Brazil	61,168,537	—	—	61,168,537
Canada	301,639,518	779,208	—	302,418,726
Chile	7,145,060	—	—	7,145,060
China	47,251,714	389,143,654	—	436,395,368
Colombia	1,954,013	—	—	1,954,013
Czech Republic	—	1,015,045	—	1,015,045
Denmark	1,539,639	67,218,442	—	68,758,081
Egypt	211,069	137,971	—	349,040
Finland	—	49,493,799	—	49,493,799
France	3,610,470	225,057,890	—	228,668,360
Germany	7,579,464	193,682,002	—	201,261,466
Greece	—	3,194,638	—	3,194,638
Hong Kong	880,642	81,230,752	—	82,111,394
Hungary	—	2,840,645	—	2,840,645
India	5,195,081	152,433,386	—	157,628,467
Indonesia	291,247	22,210,778	—	22,502,025
Ireland	8,807,630	18,004,408	—	26,812,038
Israel	2,743,032	20,857,385	—	23,600,417
Italy	3,972,782	76,148,189	—	80,120,971
Japan	17,146,898	619,093,789	—	636,240,687
Malaysia	—	24,464,968	—	24,464,968
Mexico	30,897,136	557	—	30,897,693
Netherlands	19,912,473	82,427,213	—	102,339,686
New Zealand	54,063	14,349,198	—	14,403,261
Norway	767,179	26,814,058	—	27,581,237
Peru	415,576	—	—	415,576
Philippines	235,538	10,463,671	—	10,699,209
Poland	12,074	12,040,254	—	12,052,328
Portugal	—	5,935,934	—	5,935,934
Qatar	—	7,947,154	—	7,947,154

28

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Russia	$5,268,877	$6,863,415	—	$12,132,292
Saudi Arabia	60,929	29,431,099	—	29,492,028
Singapore	—	26,452,081	—	26,452,081
South Africa	8,937,143	62,129,126	—	71,066,269
South Korea	6,109,030	207,457,118	—	213,566,148
Spain	2,748,635	61,885,570	—	64,634,205
Sweden	151,002	103,625,474	—	103,776,476
Switzerland	17,940,708	176,728,598	—	194,669,306
Taiwan	35,547,044	213,814,876	—	249,361,920
Thailand	32,058,199	—	—	32,058,199
Turkey	72,971	8,790,896	—	8,863,867
United Arab Emirates	—	5,532,680	—	5,532,680
United Kingdom	81,104,001	318,768,689	—	399,872,690
United States	1,211,710	1,126,417	—	2,338,127
Preferred Stocks
Brazil	9,710,915	—	—	9,710,915
Chile	160,800	—	—	160,800
Colombia	254,655	—	—	254,655
Germany	—	21,613,550	—	21,613,550
Philippines	55,726	—	—	55,726
South Korea	—	4,844	—	4,844
Rights/Warrants
Canada	—	245,039	—	245,039
France	—	215,461	—	215,461
Indonesia	—	12,249	—	12,249
Malaysia	—	21,086	—	21,086
South Korea	—	20,470	—	20,470
Taiwan	—	7,238	—	7,238
Thailand	—	29,385	—	29,385
Turkey	—	88,147	—	88,147
Securities Lending Collateral	—	103,913,191	—	103,913,191

TOTAL	$729,909,348	$3,691,754,644	—	$4,421,663,992

See accompanying Notes to Financial Statements.

29

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (5.3%)
BlueScope Steel, Ltd.	117,966	$1,950,173	0.3%
* Boral, Ltd.	353,036	1,681,511	0.2%
OZ Minerals, Ltd.	93,280	1,701,809	0.2%
Tabcorp Holdings, Ltd.	464,914	1,772,648	0.3%
Other Securities		32,385,501	4.3%

TOTAL AUSTRALIA		39,491,642	5.3%

AUSTRIA — (0.9%)
voestalpine AG	34,921	1,515,023	0.2%
Other Securities		5,115,653	0.7%

TOTAL AUSTRIA		6,630,676	0.9%

BELGIUM — (1.0%)
Ageas SA	33,189	2,007,265	0.3%
Other Securities		5,638,624	0.7%

TOTAL BELGIUM		7,645,889	1.0%

BRAZIL — (1.0%)
Other Securities		7,207,179	1.0%

CANADA — (8.1%)
Cenovus Energy, Inc.	178,012	1,383,153	0.2%
Element Fleet Management Corp.	116,683	1,428,694	0.2%
Fairfax Financial Holdings, Ltd.	4,683	2,139,592	0.3%
First Quantum Minerals, Ltd.	149,128	3,437,169	0.5%
Lundin Mining Corp.	149,714	1,808,773	0.3%
Shaw Communications, Inc., Class B	49,246	1,424,687	0.2%
Teck Resources, Ltd., Class B	76,113	1,611,312	0.2%
Tourmaline Oil Corp.	65,693	1,417,385	0.2%
Other Securities		45,050,380	5.9%

TOTAL CANADA		59,701,145	8.0%

CHILE — (0.1%)
Other Securities		1,035,515	0.1%

CHINA — (8.3%)
Other Securities		61,556,198	8.3%

COLOMBIA — (0.0%)
Other Securities		277,300	0.0%

DENMARK — (2.0%)
Danske Bank A.S	118,281	2,248,252	0.3%
Pandora A.S	22,193	2,513,331	0.3%
Other Securities		10,126,636	1.4%

TOTAL DENMARK		14,888,219	2.0%

30

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.2%)
Other Securities		$8,982,910	1.2%

FRANCE — (3.7%)
Carrefour SA	86,094	1,667,382	0.2%
* Eiffage SA	14,380	1,575,149	0.2%
Publicis Groupe SA	31,947	2,067,606	0.3%
* Renault SA	39,721	1,601,085	0.2%
Rexel SA	82,278	1,617,359	0.2%
Other Securities		18,747,960	2.6%

TOTAL FRANCE		27,276,541	3.7%

GERMANY — (4.8%)
* Commerzbank AG	218,384	1,440,059	0.2%
Covestro AG	37,361	2,443,387	0.3%
GEA Group AG	33,066	1,452,074	0.2%
HeidelbergCement AG	26,107	2,392,270	0.3%
KION Group AG	14,834	1,478,168	0.2%
Other Securities		25,985,706	3.5%

TOTAL GERMANY		35,191,664	4.7%

GREECE — (0.1%)
Other Securities		375,636	0.1%

HONG KONG — (1.6%)
Other Securities		12,176,168	1.6%

HUNGARY — (0.0%)
Other Security		10,752	0.0%

INDIA — (4.1%)
Tata Steel, Ltd.	101,559	1,401,180	0.2%
Other Securities		29,128,996	3.9%

TOTAL INDIA		30,530,176	4.1%

INDONESIA — (0.5%)
Other Securities		3,857,461	0.5%

IRELAND — (0.4%)
Other Securities		2,926,467	0.4%

ISRAEL — (0.8%)
Other Securities		5,526,972	0.8%

ITALY — (2.5%)
* Mediobanca Banca di Credito Finanziario SpA	137,838	1,556,811	0.2%
Other Securities		17,057,747	2.3%

TOTAL ITALY		18,614,558	2.5%

JAPAN — (13.5%)
Other Securities		99,521,980	13.4%

MALAYSIA — (0.6%)
Other Securities		4,755,760	0.6%

31

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (0.8%)
* Cemex S.A.B. de C.V.	2,301,987	$1,818,225	0.3%
Other Securities		4,180,509	0.5%

TOTAL MEXICO		5,998,734	0.8%

NETHERLANDS — (1.9%)
ASR Nederland NV	38,573	1,684,692	0.2%
NN Group NV	40,617	2,025,913	0.3%
* Signify NV	30,082	1,708,329	0.3%
Other Securities		8,780,505	1.1%

TOTAL NETHERLANDS		14,199,439	1.9%

NEW ZEALAND — (0.4%)
Other Securities		2,990,963	0.4%

NORWAY — (0.8%)
Other Securities		5,767,759	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,447,744	0.2%

POLAND — (0.3%)
Other Securities		2,006,819	0.3%

PORTUGAL — (0.2%)
Other Securities		1,568,630	0.2%

QATAR — (0.2%)
Other Securities		1,125,459	0.2%

RUSSIA — (0.2%)
Other Securities		1,158,608	0.2%

SAUDI ARABIA — (0.8%)
Other Securities		5,663,425	0.8%

SINGAPORE — (0.6%)
Other Securities		4,337,426	0.6%

SOUTH AFRICA — (1.3%)
Other Securities		9,272,109	1.3%

SOUTH KOREA — (5.1%)
Other Securities		37,587,292	5.1%

SPAIN — (1.5%)
CaixaBank SA	475,628	1,521,517	0.2%
Other Securities		9,788,416	1.3%

TOTAL SPAIN		11,309,933	1.5%

SWEDEN — (2.5%)
Trelleborg AB, Class B	54,795	1,425,537	0.2%
Other Securities		17,198,289	2.3%

TOTAL SWEDEN		18,623,826	2.5%

32

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (3.8%)
Adecco Group AG	26,285	$1,781,585	0.3%
Baloise Holding AG	14,424	2,439,006	0.3%
Swatch Group AG (The)	6,068	1,859,881	0.3%
Swiss Life Holding AG	3,515	1,712,618	0.2%
Swiss Prime Site AG	15,313	1,490,250	0.2%
Other Securities		18,631,048	2.5%

TOTAL SWITZERLAND		27,914,388	3.8%

TAIWAN — (5.7%)
Innolux Corp.	1,734,000	1,851,204	0.3%
Other Securities		39,969,387	5.3%

TOTAL TAIWAN		41,820,591	5.6%

THAILAND — (0.9%)
Other Securities		6,936,186	0.9%

TURKEY — (0.3%)
Other Securities		2,387,158	0.3%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		975,768	0.1%

UNITED KINGDOM — (10.8%)
Barratt Developments P.L.C.	173,979	1,855,005	0.3%
Bellway P.L.C.	38,125	1,901,868	0.3%
DS Smith P.L.C.	281,843	1,638,239	0.2%
* Kingfisher P.L.C.	565,062	2,789,519	0.4%
M&G P.L.C.	533,023	1,599,930	0.2%
Melrose Industries P.L.C.	913,816	2,057,177	0.3%
RSA Insurance Group P.L.C.	221,816	2,089,039	0.3%
Standard Life Aberdeen P.L.C.	360,501	1,381,526	0.2%
Taylor Wimpey P.L.C.	604,113	1,498,619	0.2%
* Whitbread P.L.C.	43,762	1,961,992	0.3%
Other Securities		60,946,632	8.0%

TOTAL UNITED KINGDOM		79,719,546	10.7%

UNITED STATES — (0.1%)
Other Securities		853,400	0.1%

TOTAL COMMON STOCKS		731,846,011	98.5%
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.4%)
Other Securities		2,739,772	0.4%

GERMANY — (0.2%)
Other Securities		1,607,984	0.2%
PHILIPPINES — (0.0%)
Other Security		21,047	0.0%

TOTAL PREFERRED STOCKS		4,368,803	0.6%

33

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		$72,840	0.0%

MALAYSIA — (0.0%)
Other Security		1,433	0.0%

SOUTH KOREA — (0.0%)
Other Securities		8,949	0.0%

TAIWAN — (0.0%)
Other Securities		1,976	0.0%

THAILAND — (0.0%)
Other Securities		14,819	0.0%

TOTAL RIGHTS/WARRANTS		100,017	0.0%

TOTAL INVESTMENT SECURITIES (Cost $617,760,678)		736,314,831

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	233,832	2,705,433	0.4%

TOTAL INVESTMENTS — (100.0%) (Cost $620,465,090)		$739,020,264	99.5%

As of April 30, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/18/21	$2,091,635	$2,087,200	$(4,435)

Total Futures Contracts			$2,091,635	$2,087,200	$(4,435)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,162	$39,490,480	—	$39,491,642
Austria	—	6,630,676	—	6,630,676
Belgium	—	7,645,889	—	7,645,889
Brazil	7,207,179	—	—	7,207,179
Canada	59,665,281	35,864	—	59,701,145
Chile	1,035,515	—	—	1,035,515
China	2,423,737	59,132,461	—	61,556,198
Colombia	277,300	—	—	277,300
Denmark	—	14,888,219	—	14,888,219
Finland	—	8,982,910	—	8,982,910

34

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$27,276,541	—	$27,276,541
Germany	—	35,191,664	—	35,191,664
Greece	—	375,636	—	375,636
Hong Kong	$202,461	11,973,707	—	12,176,168
Hungary	—	10,752	—	10,752
India	105,483	30,424,693	—	30,530,176
Indonesia	—	3,857,461	—	3,857,461
Ireland	10,656	2,915,811	—	2,926,467
Israel	282,112	5,244,860	—	5,526,972
Italy	184,830	18,429,728	—	18,614,558
Japan	332,025	99,189,955	—	99,521,980
Malaysia	—	4,755,760	—	4,755,760
Mexico	5,998,734	—	—	5,998,734
Netherlands	724,499	13,474,940	—	14,199,439
New Zealand	—	2,990,963	—	2,990,963
Norway	183,091	5,584,668	—	5,767,759
Philippines	—	1,447,744	—	1,447,744
Poland	—	2,006,819	—	2,006,819
Portugal	—	1,568,630	—	1,568,630
Qatar	—	1,125,459	—	1,125,459
Russia	885,762	272,846	—	1,158,608
Saudi Arabia	—	5,663,425	—	5,663,425
Singapore	—	4,337,426	—	4,337,426
South Africa	181,573	9,090,536	—	9,272,109
South Korea	44,166	37,543,126	—	37,587,292
Spain	273,140	11,036,793	—	11,309,933
Sweden	52,888	18,570,938	—	18,623,826
Switzerland	—	27,914,388	—	27,914,388
Taiwan	—	41,820,591	—	41,820,591
Thailand	6,936,186	—	—	6,936,186
Turkey	29,026	2,358,132	—	2,387,158
United Arab Emirates	—	975,768	—	975,768
United Kingdom	1,598,606	78,120,940	—	79,719,546
United States	413,667	439,733	—	853,400
Preferred Stocks
Brazil	2,739,772	—	—	2,739,772
Germany	—	1,607,984	—	1,607,984
Philippines	21,047	—	—	21,047
Rights/Warrants
Canada	—	72,840	—	72,840
Malaysia	—	1,433	—	1,433
South Korea	—	8,949	—	8,949
Taiwan	—	1,976	—	1,976
Thailand	—	14,819	—	14,819
Securities Lending Collateral	—	2,705,433	—	2,705,433
Futures Contracts**	(4,435)	—	—	(4,435)

TOTAL	$91,805,463	$647,210,366	—	$739,015,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio*	Tax-Managed U.S. Small Cap Portfolio*
ASSETS:
Investments in Affiliated Investment Company at Value	$5,761,183	—	—	—
Investment Securities at Value (including $0, $140,568, $239,538 and $288,572 of securities on loan, respectively)	—	$5,386,156	$5,849,940	$3,908,279
Temporary Cash Investments at Value & Cost	—	16,331	12,611	22,834
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $22,533, $139,483 and $188,077, respectively)	—	22,536	139,491	188,096
Cash	—	—	—	5
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	136	358	2,436
Dividends and Interest	—	3,446	1,306	625
Securities Lending Income	—	20	23	39
Fund Shares Sold	1,735	1,157	1,043	845
Prepaid Expenses and Other Assets	53	39	70	53

Total Assets	5,762,971	5,429,821	6,004,842	4,123,212

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	22,555	139,488	188,094
Investment Securities/Affiliated Investment Company Purchased	—	—	—	2,647
Fund Shares Redeemed	1,336	588	2,099	1,522
Due to Advisor	606	822	1,910	1,285
Accrued Expenses and Other Liabilities	257	462	530	370

Total Liabilities	2,199	24,427	144,027	193,918

NET ASSETS	$5,760,772	$5,405,394	$5,860,815	$3,929,294

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	152,899,771	117,751,721	130,725,828	68,082,950

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$37.68	$45.91	$44.83	$57.71

Investment Securities at Cost	N/A	$1,643,010	$2,752,388	$1,641,414

NET ASSETS CONSIST OF:
Paid-In Capital	$2,395,746	$1,692,344	$2,757,598	$1,582,937
Total Distributable Earnings (Loss)	3,365,026	3,713,050	3,103,217	2,346,357

NET ASSETS	$5,760,772	$5,405,394	$5,860,815	$3,929,294

(1) NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	1,700,000,000	1,500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio*	Tax-Managed DFA International Value Portfolio*	T.A. World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $380,944, $23,435, $134,286 and $7,221 of securities on loan, respectively)	$12,909,489	$3,312,380	$4,317,751	$736,315
Temporary Cash Investments at Value & Cost	39,194	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $133,328, $23,205, $103,910 and $2,704, respectively)	133,346	23,207	103,913	2,705
Segregated Cash for Futures Contracts	—	1,727	—	110
Foreign Currencies at Value	—	13,073	10,899	2,959
Cash	7	22,988	4,758	1,610
Receivables:
Investment Securities Sold	113	—	1,909	255
Dividends and Interest	7,256	20,914	15,817	2,969
Securities Lending Income	46	6	198	22
Fund Shares Sold	6,003	1,878	2,116	101
Prepaid Expenses and Other Assets	98	65	46	22

Total Assets	13,095,552	3,396,238	4,457,407	747,068

LIABILITIES:
Payables:
Upon Return of Securities Loaned	133,457	23,214	103,914	2,704
Investment Securities Purchased	—	—	4,519	48
Fund Shares Redeemed	4,759	695	1,740	91
Due to Advisor	2,101	1,244	1,060	270
Futures Margin Variation	—	418	—	64
Unrealized Loss on Foreign Currency Contracts	—	—	4	—
Deferred Taxes Payable	—	—	4,269	634
Accrued Expenses and Other Liabilities	1,022	424	596	180

Total Liabilities	141,339	25,995	116,102	3,991

NET ASSETS	$12,954,213	$3,370,243	$4,341,305	$743,077

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	493,003,131	103,427,627	165,827,223	48,443,698

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.28	$32.59	$26.18	$15.34

Investment Securities at Cost	$5,135,142	$2,653,837	$3,012,349	$617,761

Foreign Currencies at Cost	$—	$12,954	$10,885	$2,944

NET ASSETS CONSIST OF:
Paid-In Capital	$5,174,763	$3,188,638	$3,212,826	$608,349
Total Distributable Earnings (Loss)	7,779,450	181,605	1,128,479	134,728

NET ASSETS	$12,954,213	$3,370,243	$4,341,305	$743,077

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,700,000,000	1,500,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio#	Tax-Managed U.S. Targeted Value Portfolio#	Tax-Managed U.S. Small Cap Portfolio#
Investment Income
Net Investment Income Allocated from Investment Company:
Dividends (Net of Foreign Taxes Withheld of $5, $0, $0 and $0, respectively)	$49,623	—	—	—
Income from Securities Lending	269	—	—	—
Expenses Allocated from Affiliated Investment Companies	(5,364)	—	—	—

Total Net Investment Income Allocated from Investment Company	44,528	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1, $45 and $16, respectively)	—	$35,360	$45,525	$24,289
Income from Securities Lending	—	116	764	476

Total Fund Investment Income	—	35,476	46,289	24,765

Fund Expenses
Investment Management Fees	8,433	4,412	10,222	7,009
Accounting & Transfer Agent Fees	410	514	502	352
Custodian Fees	—	28	24	22
Filing Fees	74	49	122	72
Shareholders’ Reports	39	30	44	37
Directors’/Trustees’ Fees & Expenses	39	39	39	28
Professional Fees	5	32	32	22
Previously Waived Fees Recovered by Advisor (Note C)	—	281	—	—
Other	11	54	52	37

Total Fund Expenses	9,011	5,439	11,037	7,579

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,111	46	—	—

Net Expenses	3,900	5,393	11,037	7,579

Net Investment Income (Loss)	40,628	30,083	35,252	17,186

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(4,464)	126,650	157,140
Affiliated Investment Companies Shares Sold	—	(3)	(6)	(7)
Transactions Allocated from Affiliated Investment Company**	11,770	—	—	—
Futures	—	—	201	(207)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1,245,812	2,084,787	1,171,012
Affiliated Investment Companies Shares	—	(3)	(8)	(5)
Transactions Allocated from Affiliated Investment Company	1,606,268	—	—	—

Net Realized and Unrealized Gain (Loss)	1,618,038	1,241,342	2,211,624	1,327,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,658,666	$1,271,425	$2,246,876	$1,345,119

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio#	Tax-Managed DFA International Value Portfolio#	T.A. World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15, $5,776, $4,998 and $839, respectively)	$86,675	$53,905	$45,559	$7,103
Income from Securities Lending	503	25	855	148

Total Investment Income	87,178	53,930	46,414	7,251

Fund Expenses
Investment Management Fees	11,557	6,865	5,903	1,630
Accounting & Transfer Agent Fees	1,159	320	389	76
Custodian Fees	54	96	409	86
Filing Fees	121	88	72	47
Shareholders’ Reports	55	46	39	12
Directors’/Trustees’ Fees & Expenses	91	24	31	5
Professional Fees	71	24	47	17
Other	120	52	74	14

Total Fund Expenses	13,228	7,515	6,964	1,887

Fees Paid Indirectly (Note C)	—	4	1	1

Net Expenses	13,228	7,511	6,963	1,886

Net Investment Income (Loss)	73,950	46,419	39,451	5,365

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	27,005	61,825	(18,893)	16,718
Affiliated Investment Companies Shares Sold	(3)	(1)	(4)	—
Futures	—	4,284	216	108
Foreign Currency Transactions	—	1,000	181	84
In-Kind Redemptions	9	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,329,605	850,094	1,031,338	188,745
Affiliated Investment Companies Shares	(13)	(1)	(2)	—
Futures	—	2,283	—	(4)
Translation of Foreign Currency-Denominated Amounts	—	100	57	12

Net Realized and Unrealized Gain (Loss)	3,356,603	919,584	1,012,893	205,663

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,430,553	$966,003	$1,052,344	$211,028

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $1, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio***		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,628	$94,315	$30,083	$64,390	$35,252	$62,972	$17,186	$28,964
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(4,464)	(18,933)	126,650	(115,076)	157,140	(77,591)
Affiliated Investment Companies Shares Sold	—	—	(3)	(20)	(6)	23	(7)	20
Transactions Allocated from Affiliated Investment Company*,**	11,770	(65,441)	—	—	—	—	—	—
Futures	—	—	—	—	201	(3)	(207)	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency8	—	—	1,245,812	371,419	2,084,787	(603,659)	1,171,012	(160,650)
Affiliated Investment Companies Shares	—	—	(3)	(6)	(8)	(27)	(5)	(12)
Transactions Allocated from Affiliated Investment Company	1,606,268	(592,777)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,666	(563,903)	1,271,425	416,850	2,246,876	(655,770)	1,345,119	(209,270)

Distributions:
Institutional Class Shares	(38,600)	(161,991)	(34,625)	(64,573)	(39,206)	(149,807)	(16,770)	(80,426)
Capital Share Transactions (1):
Shares Issued	282,406	1,054,362	239,434	696,783	226,357	2,043,053	150,092	994,142
Shares Issued in Lieu of Cash Distributions	37,795	159,719	34,001	63,297	38,245	147,931	16,598	79,488
Shares Redeemed	(317,877)	(1,708,632)	(302,834)	(924,561)	(479,947)	(2,260,203)	(282,888)	(1,182,641)

Net Increase (Decrease) from Capital Share Transactions	2,324	(494,551)	(29,399)	(164,481)	(215,345)	(69,219)	(116,198)	(109,011)

Total Increase (Decrease) in Net Assets	1,622,390	(1,220,445)	1,207,401	187,796	1,992,325	(874,796)	1,212,151	(398,707)
Net Assets
Beginning of Period	4,138,382	5,358,827	4,197,993	4,010,197	3,868,490	4,743,286	2,717,143	3,115,850

End of Period	$5,760,772	$4,138,382	$5,405,394	$4,197,993	$5,860,815	$3,868,490	$3,929,294	$2,717,143

(1) Shares Issued and Redeemed:
Shares Issued	8,400	42,279	5,723	23,055	5,919	83,973	2,940	30,535
Shares Issued in Lieu of Cash Distributions	1,109	5,573	817	1,956	996	4,724	328	1,961
Shares Redeemed	(9,516)	(68,086)	(7,267)	(29,560)	(12,529)	(91,767)	(5,591)	(36,228)

Net Increase (Decrease) from Shares Issued and Redeemed	(7)	(20,234)	(727)	(4,549)	(5,614)	(3,070)	(2,323)	(3,732)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$73,950	$151,835	$46,419	$69,097	$39,451	$74,974	$5,365	$10,003
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	27,005	(35,222)	61,825	(455,007)	(18,893)	(110,328)	16,718	(3,499)
Affiliated Investment Companies Shares Sold	(3)	(37)	(1)	—	(4)	(1)	—	1
Futures	—	—	4,284	2,278	216	63	108	620
Foreign Currency Transactions	—	—	1,000	982	181	(589)	84	(39)
In-Kind Redemptions	9	—	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,329,605	182,273	850,094	(380,218)	1,031,338	(262,107)	188,745	(57,660)
Affiliated Investment Companies Shares	(13)	(15)	(1)	4	(2)	4	—	—
Futures	—	—	2,283	(910)	—	—	(4)	—
Translation of Foreign Currency-Denominated Amounts	—	—	100	135	57	147	12	3

Net Increase (Decrease) in Net Assets Resulting from Operations	3,430,553	298,834	966,003	(763,639)	1,052,344	(297,837)	211,028	(50,571)

Distributions:
Institutional Class Shares	(68,134)	(322,527)	(20,044)	(80,394)	(21,227)	(75,881)	(2,665)	(14,025)
Capital Share Transactions (1):
Shares Issued	760,880	2,449,875	256,295	1,504,513	316,513	1,451,506	74,374	398,401
Shares Issued in Lieu of Cash Distributions	67,133	316,553	19,894	79,822	20,841	74,189	2,663	14,004
Shares Redeemed	(765,341)	(3,335,406)	(244,613)	(2,168,736)	(221,504)	(1,914,972)	(50,381)	(372,797)

Net Increase (Decrease) from Capital Share Transactions	62,672	(568,978)	31,576	(584,401)	115,850	(389,277)	26,656	39,608

Total Increase (Decrease) in Net Assets	3,425,091	(592,671)	977,535	(1,428,434)	1,146,967	(762,995)	235,019	(24,988)
Net Assets
Beginning of Period	9,529,122	10,121,793	2,392,708	3,821,142	3,194,338	3,957,333	508,058	533,046

End of Period	$12,954,213	$9,529,122	$3,370,243	$2,392,708	$4,341,305	$3,194,338	$743,077	$508,058

(1) Shares Issued and Redeemed:
Shares Issued	31,930	146,175	15,335	133,624	22,387	165,286	5,340	41,119
Shares Issued in Lieu of Cash Distributions	2,821	16,717	924	6,368	1,199	7,611	194	1,198
Shares Redeemed	(32,336)	(198,285)	(15,272)	(196,484)	(15,960)	(222,302)	(3,645)	(38,566)
Shares Reduced Due To Reverse Stock Split	—	—	(102,638)	—	(164,252)	—	—	—

Net Increase (Decrease) from Shares Issued and Redeemed	2,415	(35,393)	(101,651)	(56,492)	(156,626)	(49,405)	1,889	3,751

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $11 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $1 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio												Tax-Managed U.S. Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$27.06		$30.95		$30.07		$30.30		$25.79		$25.60		$35.43		$32.60	$29.44	$28.01	$22.93	$22.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.58		0.60		0.57		0.54		0.47		0.26		0.53	0.52	0.47	0.44	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	10.60		(3.49)		1.79		0.68		5.14		0.19		10.51		2.83	3.25	1.40	5.09	0.48

Total from Investment Operations	10.87		(2.91)		2.39		1.25		5.68		0.66		10.77		3.36	3.77	1.87	5.53	0.90

Less Distributions:
Net Investment Income	(0.25)		(0.57)		(0.54)		(0.54)		(0.52)		(0.47)		(0.29)		(0.53)	(0.56)	(0.44)	(0.45)	(0.43)
Net Realized Gains	—		(0.41)		(0.97)		(0.94)		(0.65)		—		—		—	(0.05)	—	—	—

Total Distributions	(0.25)		(0.98)		(1.51)		(1.48)		(1.17)		(0.47)		(0.29)		(0.53)	(0.61)	(0.44)	(0.45)	(0.43)

Net Asset Value, End of Period	$37.68		$27.06		$30.95		$30.07		$30.30		$25.79		$45.91		$35.43	$32.60	$29.44	$28.01	$22.93

Total Return	40.28	%(B)	(9.54%)		8.66%		4.09%		22.41%		2.66%		30.50	%(B)	10.47%	13.03%	6.68%	24.27%	4.05%

Net Assets, End of Period (thousands)	$5,760,772		$4,138,382		$5,358,827		$4,987,530		$4,850,362		$4,012,475		$5,405,394		$4,197,993	$4,010,197	$3,562,284	$3,310,640	$2,636,439
Ratio of Expenses to Average Net Assets	0.36	%(C)(D)	0.37	%(D)	0.38	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.22	%(C)	0.22%	0.22%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.56	%(C)(D)	0.57	%(D)	0.58	%(D)	0.57	%(D)	0.57	%(D)	0.57	%(D)	0.22	%(C)	0.22%	0.23%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.59	%(C)	2.05%		2.03%		1.83%		1.87%		1.90%		1.23	%(C)	1.57%	1.71%	1.58%	1.70%	1.87%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		0	%(B)	2%	2%	1%	8%	4%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio							Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.37		$34.02	$35.17	$37.94	$31.47	$32.34	$38.59		$42.03	$42.82	$44.35	$36.10	$36.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.45	0.45	0.41	0.37	0.36	0.25		0.40	0.41	0.39	0.36	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	16.50		(5.03)	0.05	(1.33)	7.53	0.28	19.11		(2.74)	0.35	(0.30)	9.10	0.92

Total from Investment Operations	16.76		(4.58)	0.50	(0.92)	7.90	0.64	19.36		(2.34)	0.76	0.09	9.46	1.28

Less Distributions:
Net Investment Income	(0.30)		(0.43)	(0.43)	(0.40)	(0.36)	(0.37)	(0.24)		(0.39)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	—		(0.64)	(1.22)	(1.45)	(1.07)	(1.14)	—		(0.71)	(1.17)	(1.24)	(0.85)	(1.58)

Total Distributions	(0.30)		(1.07)	(1.65)	(1.85)	(1.43)	(1.51)	(0.24)		(1.10)	(1.55)	(1.62)	(1.21)	(1.95)

Net Asset Value, End of Period	$44.83		$28.37	$34.02	$35.17	$37.94	$31.47	$57.71		$38.59	$42.03	$42.82	$44.35	$36.10

Total Return	59.23	%(B)	(13.70%)	1.93%	(2.66%)	25.40%	2.21%	50.27	%(B)	(5.68%)	2.18%	0.12%	26.46%	3.75%

Net Assets, End of Period (thousands)	$5,860,815		$3,868,490	$4,743,286	$4,603,040	$4,733,681	$3,773,302	$3,929,294		$2,717,143	$3,115,850	$2,985,680	$2,933,705	$2,296,694
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.45%	0.45%	0.44%	0.44%	0.44%	0.43	%(C)	0.46%	0.50%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.55%	1.36%	1.07%	1.04%	1.17%	0.98	%(C)	1.04%	0.99%	0.86%	0.87%	1.04%
Portfolio Turnover Rate	1	%(B)	14%	24%	14%	14%	20%	5	%(B)	12%	11%	12%	11%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio							Tax-Managed DFA International Value Portfolio+
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.42		$19.24	$17.87	$17.56	$14.33	$14.09	$11.67		$14.61	$14.61	$16.39 $	13.37	$13.87

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.30	0.30	0.28	0.25	0.25	0.26		0.30	0.51	0.47	0.45	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	6.85		0.51	1.48	0.44	3.24	0.24	20.82		(2.88)	(0.01)	(1.79)	3.00	(0.50)

Total from Investment Operations	7.00		0.81	1.78	0.72	3.49	0.49	21.08		(2.58)	0.50	(1.32)	3.45	(0.08)

Less Distributions:
Net Investment Income	(0.14)		(0.28)	(0.31)	(0.27)	(0.26)	(0.25)	(0.16)		(0.36)	(0.50)	(0.46)	(0.43)	(0.42)
Net Realized Gains	—		(0.35)	(0.10)	(0.14)	—	—	—		—	—	—	—	—

Total Distributions	(0.14)		(0.63)	(0.41)	(0.41)	(0.26)	(0.25)	(0.16)		(0.36)	(0.50)	(0.46)	(0.43)	(0.42)

Net Asset Value, End of Period	$26.28		$19.42	$19.24	$17.87	$17.56	$14.33	$32.59		$11.67	$14.61	$14.61 $	16.39	$13.37

Total Return	36.12	%(B)	4.31%	10.25%	4.05%	24.47%	3.55%	40.52	%(B)	(17.77%)	3.52%	(8.27%)	26.13%	(0.30%)

Net Assets, End of Period (thousands)	$12,954,213		$9,529,122	$10,121,793	$9,113,032	$8,230,938	$6,219,272	$3,370,243		$2,392,708	$3,821,142	$3,668,647	$3,918,069	$3,005,025
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.24%	0.25%	0.23%	0.24%	0.24%	0.49	%(C)	0.52%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.24%	0.25%	0.23%	0.24%	0.24%	0.49	%(C)	0.52%	0.55%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.59%	1.64%	1.49%	1.56%	1.82%	3.04	%(C)	2.34%	3.58%	2.89%	3.01%	3.32%
Portfolio Turnover Rate	1	%(B)	3%	6%	1%	2%	7%	6	%(B)	16%	17%	21%	16%	18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. World Ex U.S. Core Equity Portfolio+							World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.91		$10.64	$10.11	$11.53	$9.38	$9.30	$10.91		$12.45	$12.52	$15.06	$12.04	$11.44

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.22	0.30	0.29	0.25	0.23	0.11		0.23	0.32	0.31	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	16.23		(0.72)	0.53	(1.44)	2.15	0.08	4.38		(1.45)	0.26	(2.29)	3.01	0.55

Total from Investment Operations	16.37		(0.50)	0.83	(1.15)	2.40	0.31	4.49		(1.22)	0.58	(1.98)	3.29	0.80

Less Distributions:
Net Investment Income	(0.10)		(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.06)		(0.21)	(0.29)	(0.30)	(0.27)	(0.20)
Net Realized Gains	—		—	—	—	—	—	—		(0.11)	(0.36)	(0.26)	—	—

Total Distributions	(0.10)		(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.06)		(0.32)	(0.65)	(0.56)	(0.27)	(0.20)

Net Asset Value, End of Period	$26.18		$9.91	$10.64	$10.11	$11.53	$9.38	$15.34		$10.91	$12.45	$12.52	$15.06	$12.04

Total Return	32.79	%(B)	(4.69%)	8.40%	(10.19%)	25.86%	3.48%	41.18	%(B)	(9.96%)	4.99%	(13.56%)	27.61%	7.18%

Net Assets, End of Period (thousands)	$4,341,305		$3,194,338	$3,957,333	$3,348,703	$3,368,999	$2,407,348	$743,077		$508,058	$533,046	$460,155	$466,504	$281,212
Ratio of Expenses to Average Net Assets	0.35	%(C)	0.36%	0.37%	0.36%	0.39%	0.45%	0.58	%(C)	0.64%	0.68%	0.66%	0.67%	0.76%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.36%	0.38%	0.36%	0.39%	0.45%	0.58	%(C)	0.64%	0.69%	0.66%	0.67%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	2.17%	2.95%	2.47%	2.42%	2.57%	1.65	%(C)	2.02%	2.58%	2.08%	2.04%	2.18%
Portfolio Turnover Rate	3	%(B)	8%	8%	6%	4%	7%	8	%(B)	22%	27%	24%	17%	28%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, eight of which (the “Portfolios”), are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Tax-Managed U.S. Marketwide Value Portfolio (the “Feeder Fund”) invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Feeder Fund was the owner of record of 73% of the total outstanding shares of its Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio each invests directly in securities.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where

46

the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Tax-Managed U.S. Marketwide Value Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

47

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

48

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio	0.33%
Tax-Managed U.S. Equity Portfolio	0.18%
Tax-Managed U.S. Targeted Value Portfolio	0.40%
Tax-Managed U.S. Small Cap Portfolio	0.40%
T.A. U.S. Core Equity 2 Portfolio	0.20%
Tax-Managed DFA International Value Portfolio	0.45%
T.A. World ex U.S. Core Equity Portfolio	0.30%
World ex U.S. Targeted Value Portfolio	0.50%*

*	Effective as of February 28, 2021, the management fee payable by the World ex U.S. Targeted Value Portfolio was reduced from 0.53% to 0.45%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2021, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Targeted Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio (1)	—	0.33%	—	$5,111	—
Tax-Managed U.S. Equity Portfolio (2)	0.22%	—	$281	46	$154

49

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.45%	—	—	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Total Management Fee Limit pursuant to the Permanent Fee Waiver was 0.35%.

(2)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.45% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Tax-Managed DFA International Value Portfolio	$4
T.A. World ex U.S. Core Equity Portfolio	1
World ex U.S. Targeted Value Portfolio	1

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$133
Tax-Managed U.S. Equity Portfolio	129
Tax-Managed U.S. Targeted Value Portfolio	132
Tax-Managed U.S. Small Cap Portfolio	82
T.A. U.S. Core Equity 2 Portfolio	201
Tax-Managed DFA International Value Portfolio	103
T.A. World ex U.S. Core Equity Portfolio	76
World ex U.S. Targeted Value Portfolio	8

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Equity Portfolio	$9,631	$42,793
Tax-Managed U.S. Targeted Value Portfolio	36,911	230,892
Tax-Managed U.S. Small Cap Portfolio	154,793	255,600
T.A. U.S. Core Equity 2 Portfolio	148,617	65,118
Tax-Managed DFA International Value Portfolio	232,902	190,091
T.A. World ex U.S. Core Equity Portfolio	227,279	100,430
World ex U.S. Targeted Value Portfolio	75,990	49,582

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Equity Portfolio
The DFA Short Term Investment Fund	$39,544	$344,322	$361,324	$(3)	$(3)	$22,536	1,948	$22	—

Total	$39,544	$344,322	$361,324	$(3)	$(3)	$22,536	1,948	$22	—

Tax-Managed U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$125,074	$713,756	$699,325	$(6)	$(8)	$139,491	12,056	$68	—

Total	$125,074	$713,756	$699,325	$(6)	$(8)	$139,491	12,056	$68	—

Tax-Managed U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$145,053	$830,794	$787,739	$(7)	$(5)	$188,096	16,257	$79	—

Total	$145,053	$830,794	$787,739	$(7)	$(5)	$188,096	16,257	$79	—

T.A. U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$168,186	$637,380	$672,204	$(3)	$(13)	$133,346	11,525	$78	—

Total	$168,186	$637,380	$672,204	$(3)	$(13)	$133,346	11,525	$78	—

Tax-Managed DFA International Value Portfolio
The DFA Short Term Investment Fund	$6,359	$179,909	$163,059	$(1)	$(1)	$23,207	2,006	$8	—

Total	$6,359	$179,909	$163,059	$(1)	$(1)	$23,207	2,006	$8	—

T.A. World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$24,468	$224,520	$145,069	$(4)	$(2)	$103,913	8,981	$22	—

Total	$24,468	$224,520	$145,069	$(4)	$(2)	$103,913	8,981	$22	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,599	$10,596	$11,490	—	—	$2,705	234	$2	—

Total	$3,599	$10,596	$11,490	—	—	$2,705	234	$2	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and tax equalization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio
2019	$92,747	$160,445	—	$253,192
2020	92,207	69,784	—	161,991
Tax-Managed U.S. Equity Portfolio
2019	68,491	6,005	—	74,496
2020	64,573	—	—	64,573
Tax-Managed U.S. Targeted Value Portfolio
2019	57,437	156,715	—	214,152
2020	59,992	89,816	—	149,808
Tax-Managed U.S. Small Cap Portfolio
2019	27,635	81,215	—	108,850
2020	27,794	52,632	—	80,426
T.A. U.S. Core Equity 2 Portfolio
2019	159,143	52,961	—	212,104
2020	142,077	180,449	—	322,526
Tax-Managed DFA International Value Portfolio
2019	128,645	—	—	128,645
2020	80,394	—	—	80,394
T.A. World ex U.S. Core Equity Portfolio
2019	110,031	—	—	110,031
2020	75,881	—	—	75,881
World ex U.S. Targeted Value Portfolio
2019	12,161	11,822	—	23,983
2020	9,362	4,663	—	14,025

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio	$(3,794)	—	$(3,794)
Tax-Managed U.S. Equity Portfolio	(1,797)	—	(1,797)
Tax-Managed U.S. Targeted Value Portfolio	(4,307)	—	(4,307)
Tax-Managed U.S. Small Cap Portfolio	(817)	—	(817)
T.A. U.S. Core Equity 2 Portfolio	(4,555)	—	(4,555)
Tax-Managed DFA International Value Portfolio	(4,396)	—	(4,396)
T.A. World ex U.S. Core Equity Portfolio	(7,671)	—	(7,671)
World ex U.S. Targeted Value Portfolio	(1,049)	—	(1,049)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$6,132	—	$(65,467)	$1,804,532	$1,745,197
Tax-Managed U.S. Equity Portfolio	9,284	—	(26,504)	2,493,608	2,476,388
Tax-Managed U.S. Targeted Value Portfolio	7,040	—	(115,833)	1,004,477	895,684
Tax-Managed U.S. Small Cap Portfolio	599	—	(77,427)	1,094,921	1,018,093
T.A. U.S. Core Equity 2 Portfolio	5,572	—	(35,490)	4,447,137	4,417,219
Tax-Managed DFA International Value Portfolio	—	—	(567,675)	(196,569)	(764,244)
T.A. World ex U.S. Core Equity Portfolio	2,350	—	(169,180)	264,262	97,432
World ex U.S. Targeted Value Portfolio	891	—	(3,446)	(71,078)	(73,633)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio	$65,467	$65,467
Tax-Managed U.S. Equity Portfolio	26,504	26,504
Tax-Managed U.S. Targeted Value Portfolio	115,833	115,833
Tax-Managed U.S. Small Cap Portfolio	77,427	77,427
T.A. U.S. Core Equity 2 Portfolio	35,490	35,490
Tax-Managed DFA International Value Portfolio	567,675	567,675
T.A. World ex U.S. Core Equity Portfolio	169,180	169,180
World ex U.S. Targeted Value Portfolio	3,446	3,446

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During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,349,098	$3,410,501	—	$3,410,501
Tax-Managed U.S. Equity Portfolio	1,685,611	3,762,881	$(19,731)	3,743,150
Tax-Managed U.S. Targeted Value Portfolio	2,906,439	3,141,868	(44,308)	3,097,560
Tax-Managed U.S. Small Cap Portfolio	1,853,281	2,290,812	(23,928)	2,266,884
T.A. U.S. Core Equity 2 Portfolio	5,305,301	7,917,688	(143,322)	7,774,366
Tax-Managed DFA International Value Portfolio	2,682,336	814,903	(156,358)	658,545
T.A. World ex U.S. Core Equity Portfolio	3,121,962	1,601,627	(296,222)	1,305,405
World ex U.S. Targeted Value Portfolio	620,755	180,831	(62,276)	118,555

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily

55

on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
Tax-Managed DFA International Value Portfolio	$23,997
World ex U.S. Targeted Value Portfolio	707

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts*,(1)
Tax-Managed DFA International Value Portfolio	$1,627	$1,627

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$(4)	$(4)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Tax-Managed U.S. Targeted Value Portfolio	$201	$201	*
Tax-Managed U.S. Small Cap Portfolio	(207)	(207	)*
Tax-Managed DFA International Value Portfolio	4,284	4,284
T.A. World ex U.S. Core Equity Portfolio	216	216	*
World ex U.S. Targeted Value Portfolio	108	108

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Tax-Managed DFA International Value Portfolio	$2,283	$2,283
World ex U.S. Targeted Value Portfolio	(4)	(4)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Tax-Managed U.S. Targeted Value Portfolio	0.83%	$1,823	12	$1	$5,153	—
Tax-Managed U.S. Small Cap Portfolio	0.83%	1,902	19	1	4,750	—
Tax-Managed DFA International Value Portfolio	0.83%	19	3	—	27	—
T.A. World ex U.S. Core Equity Portfolio	0.83%	45	2	—	68	—
World ex U.S. Targeted Value Portfolio	0.83%	235	8	—	618	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Equity Portfolio	$356	$5,930	$(2,630)
Tax-Managed U.S. Targeted Value Portfolio	9,175	9,721	2,590
Tax-Managed U.S. Small Cap Portfolio	37,183	14,191	2,499
T.A. U.S. Core Equity 2 Portfolio	6,261	1,274	840
Tax-Managed DFA International Value Portfolio	20,926	26,952	6,599
T.A. World ex U.S. Core Equity Portfolio	17,288	4,120	(909)
World ex U.S. Targeted Value Portfolio	5,654	2,324	1,082

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J. Securities Lending:

As of April 30, 2021, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Equity Portfolio	$121,221
Tax-Managed U.S. Targeted Value Portfolio	107,298
Tax-Managed U.S. Small Cap Portfolio	110,890
T.A. U.S. Core Equity 2 Portfolio	257,586
Tax-Managed DFA International Value Portfolio	1,377
T.A. World ex U.S. Core Equity Portfolio	40,982
World ex U.S. Targeted Value Portfolio	5,401

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Tax-Managed U.S. Equity Portfolio
Common Stocks, Preferred Stocks	$22,555	—	—	—	$22,555
Tax-Managed U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	139,488	—	—	—	139,488
Tax-Managed U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	188,094	—	—	—	188,094
T.A. U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	133,457	—	—	—	133,457
Tax-Managed DFA International Value Portfolio
Common Stocks, Preferred Stocks	23,214	—	—	—	23,214
T.A. World ex U.S. Core Equity Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	103,914	—	—	—	103,914
World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	2,704	—	—	—	2,704

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2021, the following Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

T.A. U.S. Core Equity 2 Portfolio	$9

M. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected

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to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

N. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

O. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	89%
Tax-Managed U.S. Equity Portfolio	4	92%
Tax-Managed U.S. Targeted Value Portfolio	3	94%
Tax-Managed U.S. Small Cap Portfolio	3	92%
T.A. U.S. Core Equity 2 Portfolio	3	88%
Tax-Managed DFA International Value Portfolio	3	93%
T.A. World ex U.S. Core Equity Portfolio	3	86%
World ex U.S. Targeted Value Portfolio	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

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P. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

On November 17, 2020, the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio and T.A. U.S. Core Equity 2 Portfolio notified shareholders that the Board of Directors of the Fund approved converting such Portfolios into exchange-traded funds (“ETFs”) by the reorganization of each Portfolio into a corresponding ETF, as listed below, which are newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization was mailed before the consummation of the reorganization to holders of each Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF

Effective after the close of business on June 11, 2021, the Advisor completed the conversion of each such Portfolio into the corresponding ETF. Each reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following each reorganization, the accounting books and records of each Portfolio became the accounting books and records of the corresponding ETF. In connection with each reorganization, each shareholder of a Portfolio received a number of the corresponding ETF shares with an aggregate net asset value (NAV) equal to the aggregate NAV of his or her shares of the Portfolio (and cash in lieu of fractional shares, if any).

On November 17, 2020, the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio notified shareholders that the Board of Directors of the Fund approved converting such Portfolios into exchange-traded funds (“ETFs”) by the reorganization of each Portfolio into a corresponding ETF, as listed below, which will be newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization will be mailed before the consummation of the reorganization to holders of each Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed DFA International Value Portfolio	Dimensional International Value ETF
T.A. World ex U.S. Core Equity Portfolio	Dimensional World ex U.S. Core Equity 2 ETF

On December 15, 2020, the Board of Directors adopted Plans of Recapitalization for the shares of the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio. On March 19, 2021, reverse stock splits were executed whereby each shareholder of shares of the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio received one share for every two shares held. The purpose of the reverse split was to reduce the number of shares of each Portfolio, thereby increasing the net asset value of each share outstanding in anticipation of operating the Portfolios in an ETF structure.

The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of April 30, 2021 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective shares.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

63

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,403.40	0.21%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Communication Services	13.9%
Consumer Discretionary	7.4%
Consumer Staples	6.4%
Energy	5.9%
Financials	21.6%
Health Care	17.2%
Industrials	14.7%
Information Technology	8.9%
Materials	3.6%
Real Estate	0.3%
Utilities	0.1%

100.0%

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
Activision Blizzard, Inc.	496,359	$45,262,977	0.6%
AT&T, Inc.	6,810,545	213,919,218	2.7%
#* Charter Communications, Inc., Class A	339,394	228,564,889	2.9%
Comcast Corp., Class A	5,581,653	313,409,816	4.0%
* T-Mobile US, Inc.	282,437	37,318,401	0.5%
* Walt Disney Co. (The)	616,398	114,662,356	1.4%
Other Securities		146,634,222	1.8%

TOTAL COMMUNICATION SERVICES		1,099,771,879	13.9%

CONSUMER DISCRETIONARY — (7.4%)
* Ford Motor Co.	2,868,969	33,107,902	0.4%
General Motors Co.	1,095,598	62,690,118	0.8%
Target Corp.	259,962	53,879,724	0.7%
Other Securities		437,210,546	5.5%

TOTAL CONSUMER DISCRETIONARY		586,888,290	7.4%

CONSUMER STAPLES — (6.4%)
Archer-Daniels-Midland Co	750,362	47,370,353	0.6%
Mondelez International, Inc., Class A	2,081,099	126,551,630	1.6%
Tyson Foods, Inc., Class A	405,030	31,369,574	0.4%
Walmart, Inc.	1,115,621	156,086,534	2.0%
Other Securities		148,195,276	1.8%

TOTAL CONSUMER STAPLES		509,573,367	6.4%

ENERGY — (5.8%)
Chevron Corp.	1,111,148	114,526,024	1.5%
ConocoPhillips	1,439,649	73,623,650	0.9%
Exxon Mobil Corp.	647,538	37,065,075	0.5%
Marathon Petroleum Corp.	1,004,662	55,909,440	0.7%
Phillips 66	723,574	58,544,372	0.8%
Valero Energy Corp.	605,899	44,812,290	0.6%
Other Securities		80,723,126	0.9%

TOTAL ENERGY		465,203,977	5.9%

FINANCIALS — (21.5%)
Bank of America Corp.	5,929,137	240,307,923	3.0%
* Berkshire Hathaway, Inc., Class B	269,313	74,047,609	0.9%
Capital One Financial Corp.	333,920	49,780,794	0.6%
Citigroup, Inc.	1,441,183	102,669,877	1.3%
Goldman Sachs Group, Inc. (The)	198,993	69,339,111	0.9%
JPMorgan Chase & Co.	2,223,994	342,072,517	4.3%
Morgan Stanley	1,127,557	93,079,830	1.2%
Wells Fargo & Co.	1,288,810	58,060,891	0.7%
Other Securities		680,810,568	8.6%

TOTAL FINANCIALS		1,710,169,120	21.5%

HEALTH CARE — (17.1%)
Abbott Laboratories	915,297	109,908,864	1.4%

66

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Anthem, Inc.	504,640	$191,455,370	2.4%
Cigna Corp.	285,386	71,063,968	0.9%
CVS Health Corp.	1,510,745	115,420,918	1.5%
Danaher Corp.	375,873	95,449,190	1.2%
Humana, Inc.	198,071	88,189,132	1.1%
Medtronic P.L.C.	814,175	106,591,791	1.3%
Pfizer, Inc.	3,696,959	142,887,465	1.8%
Thermo Fisher Scientific, Inc.	435,609	204,836,420	2.6%
UnitedHealth Group, Inc.	91,816	36,616,221	0.5%
Other Securities		196,049,427	2.4%

TOTAL HEALTH CARE		1,358,468,766	17.1%

INDUSTRIALS — (14.6%)
CSX Corp.	1,008,000	101,556,000	1.3%
Eaton Corp. P.L.C.	265,270	37,915,041	0.5%
FedEx Corp.	144,562	41,967,794	0.5%
Norfolk Southern Corp.	545,229	152,249,746	1.9%
Republic Services, Inc.	429,755	45,682,956	0.6%
# Southwest Airlines Co.	531,263	33,352,691	0.4%
Trane Technologies P.L.C.	213,109	37,044,737	0.5%
Union Pacific Corp.	285,676	63,445,783	0.8%
Other Securities		647,308,743	8.1%

TOTAL INDUSTRIALS		1,160,523,491	14.6%

INFORMATION TECHNOLOGY — (8.9%)
Corning, Inc.	785,955	34,747,071	0.4%
Fidelity National Information Services, Inc.	198,899	30,411,657	0.4%
Intel Corp.	4,073,898	234,371,352	3.0%
* Micron Technology, Inc.	878,203	75,586,932	1.0%
Other Securities		331,807,204	4.1%

TOTAL INFORMATION TECHNOLOGY		706,924,216	8.9%

MATERIALS — (3.6%)
Newmont Corp.	502,635	31,369,450	0.4%
Other Securities		257,172,871	3.2%

TOTAL MATERIALS		288,542,321	3.6%

REAL ESTATE — (0.3%)
Other Securities		19,783,717	0.3%

UTILITIES — (0.1%)
Other Securities		10,463,875	0.1%

TOTAL COMMON STOCKS		7,916,313,019	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		359,106	0.0%

TOTAL PREFERRED STOCKS		359,106	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

67

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	15,708,256	$15,708,256	0.2%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,163,601	25,032,863	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,235,312,754)		$7,957,413,244	100.2%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875
Preferred Stocks
Industrials	359,106	—	—	359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

68

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $178,583 of securities on loan, respectively)	$7,916,672
Temporary Cash Investments at Value & Cost	15,708
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $25,029)	25,033
Cash	8
Receivables:
Investment Securities Sold	86
Dividends and Interest	7,461
Securities Lending Income	21
Prepaid Expenses and Other Assets	9

Total Assets	7,964,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	25,040
Due to Advisor	1,285
Line of Credit	1
Accrued Expenses and Other Liabilities	606

Total Liabilities	26,932

NET ASSETS	$7,938,066

Investment Securities at Cost	$3,194,575

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7)	$68,405
Income from Securities Lending	371

Total Investment Income	68,776

Expenses
Investment Management Fees	7,046
Accounting & Transfer Agent Fees	148
Custodian Fees	30
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	54
Professional Fees	39
Other	69

Total Expenses	7,394

Net Expenses	7,394

Net Investment Income (Loss)	61,382

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,397
Affiliated Investment Companies Shares Sold	1
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,213,758
Affiliated Investment Companies Shares	(5)

Net Realized and Unrealized Gain (Loss)	2,230,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,291,533

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,382	$138,883
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,397	(86,283)
Affiliated Investment Companies Shares Sold	1	(12)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,213,758	(810,076)
Affiliated Investment Companies Shares	(5)	(7)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,291,533	(757,495)

Transactions in Interest:
Contributions	114,650	246,812
Withdrawals	(171,005)	(1,064,184)

Net Increase (Decrease) from Transactions in Interest	(56,355)	(817,372)

Total Increase (Decrease) in Net Assets	2,235,178	(1,574,867)
Net Assets
Beginning of Period	5,702,888	7,277,755

End of Period	$7,938,066	$5,702,888

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	40.34	%(B)	(9.34%)	8.83%	4.26%	22.61%	2.79%

Net Assets, End of Period (thousands)	$7,938,066		$5,702,888	$7,277,755	$6,829,786	$6,667,096	$5,538,404
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.74	%(C)	2.21%	2.20%	1.99%	2.02%	2.05%
Portfolio Turnover Rate	1	%(B)	6%	10%	5%	7%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the “Series”), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $184 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, the Series’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amount paid by the Trust to the CCO was $16 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

74

D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$77,608	$80,326

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

Total	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

E. Federal Income Taxes:

The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,234,183	$4,781,300	$(59,199)	$4,722,101

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

75

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

76

For the six months ended April 30, 2021, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
The Tax-Managed U.S. Marketwide Value Series	0.83%	$2,397	5	—	$3,569	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Tax-Managed U.S. Marketwide Value Series	$71,578	$5,672	$(2,427)

I. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$157,327

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The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Tax-Managed U.S. Marketwide Value Series
Common Stocks, Preferred Stocks	$25,040	—	—	—	$25,040

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based

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investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities

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transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the Tax-Managed U.S. Small Cap Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-002S 00262273

THE DFA SHORT TERM INVESTMENT FUND

SEMI-ANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2021

(UNAUDITED)

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

April 30, 2021 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2021:

Security Allocation	Percent of Investments
Commercial Paper	51.1%
Repurchase Agreements	17.6
U.S. Treasury Obligations	17.2
Yankee Certificates of Deposit	12.7
U.S. Government Agency Securities	1.4

Total Investments	100.0%

See Notes to Financial Statements.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 51.1%
(y)++Alberta Province	0.10%	06/03/21	75,000,000	74,994,263
(r)++ANZ Banking Group, Ltd.	0.15% (US0001M + 4 bps)	06/15/21	50,000,000	50,001,702
(r)++ANZ Banking Group, Ltd.	0.20% (US0003M + 2 bps)	09/17/21	75,000,000	75,002,788
(r)++ANZ Banking Group, Ltd.	0.23% (US0003M + 3 bps)	03/25/22	70,000,000	69,999,998
(r)++Bank of Nova Scotia	0.16% (SOFR + 15 bps)	01/21/22	50,000,000	49,991,512
(y)++BNG Bank NV	0.11%	05/03/21	100,000,000	99,999,500
(y)++BNG Bank NV	0.10%	05/05/21	75,000,000	74,999,375
(y)++BNG Bank NV	0.08%	05/10/21	10,000,000	9,999,822
(y)++BNG Bank NV	0.13%	05/12/21	95,000,000	94,997,910
(y)++BNG Bank NV	0.11%	06/03/21	54,000,000	53,995,563
(y)++BNG Bank NV	0.12%	06/21/21	20,000,000	19,996,764
(y)++Caisse Des Depots Et Consignations	0.05%	05/03/21	75,000,000	74,999,625
(y)++Caisse Des Depots Et Consignations	0.14%	05/04/21	11,750,000	11,749,922
(y)++Caisse Des Depots Et Consignations	0.14%	05/05/21	50,000,000	49,999,584
(y)++Caisse Des Depots Et Consignations	0.14%	05/14/21	35,000,000	34,999,061
(y)++Caisse Des Depots Et Consignations	0.12%	05/24/21	25,000,000	24,998,783
(y)++Caisse Des Depots Et Consignations	0.12%	07/23/21	163,000,000	162,955,881
(y)++Canadian Imperial Bank of Commerce	0.12%	06/17/21	80,000,000	79,989,760
(y)++Canadian Imperial Bank of Commerce	0.11%	07/07/21	75,000,000	74,984,700
(y)++Canadian Imperial Bank of Commerce	0.11%	07/14/21	75,000,000	74,982,032
(y)++DNB NORBANK ASA	0.04%	05/04/21	40,000,000	39,999,822
(y)++DNB NORBANK ASA	0.03%	05/05/21	50,000,000	49,999,722
(y)++DNB NORBANK ASA	0.14%	05/06/21	50,000,000	49,999,666
(y)++DNB NORBANK ASA	0.14%	05/19/21	65,000,000	64,998,285
(y)++DNB NORBANK ASA	0.12%	06/28/21	35,000,000	34,995,469
(y)++DNB NORBANK ASA	0.12%	06/29/21	50,000,000	49,993,334
(y)++DNB NORBANK ASA	0.13%	07/07/21	31,700,000	31,694,910
(y)++DNB NORBANK ASA	0.13%	07/27/21	50,000,000	49,987,900
(y)Export Development Canada	0.08%	05/26/21	100,000,000	99,996,389
(y)Export Development Canada	0.07%	06/01/21	50,000,000	49,997,734
(y)Exxon Mobil Corp.	0.03%	05/19/21	100,000,000	99,997,519
(y)++FMS Wertmanagement	0.12%	05/13/21	50,000,000	49,999,097
(y)++FMS Wertmanagement	0.12%	05/20/21	145,000,000	144,995,731
(y)++FMS Wertmanagement	0.12%	05/21/21	62,750,000	62,748,023
(y)++FMS Wertmanagement	0.15%	06/18/21	50,000,000	49,994,284
(y)++Hydro-Quebec	0.03%	05/03/21	100,000,000	99,999,717
(y)++John Deere Capital Corp.	0.09%	05/11/21	12,500,000	12,499,790
(y)++John Deere Capital Corp.	0.08%	06/09/21	50,000,000	49,995,945
(y)++John Deere Capital Corp.	0.08%	06/10/21	9,400,000	9,399,208
(y)++Kimberly-Clark Worldwide	0.06%	05/13/21	40,000,000	39,999,032
(y)Kingdom of Denmark	0.13%	05/27/21	20,000,000	19,999,280
(y)Kingdom of Denmark	0.13%	06/23/21	30,000,000	29,997,390
(y)++Kreditanstalt Fur Wiederaufbau	0.07%	05/03/21	49,500,000	49,499,794
(y)++Kreditanstalt Fur Wiederaufbau	0.12%	05/07/21	39,680,000	39,679,614
(y)++Kreditanstalt Fur Wiederaufbau	0.13%	05/12/21	50,000,000	49,999,067
(y)++Kreditanstalt Fur Wiederaufbau	0.06%	06/02/21	111,150,000	111,141,645
(y)++Landesbank Hessen-Thuringen	0.08%	05/20/21	70,000,000	69,996,461
(y)++Landesbank Hessen-Thuringen	0.09%	06/07/21	35,000,000	34,995,899
(y)++Landesbank Hessen-Thuringen	0.15%	06/09/21	75,000,000	74,990,583
(y)++Landesbank Hessen-Thuringen	0.12%	06/17/21	75,000,000	74,987,600
(y)++Landesbank Hessen-Thuringen	0.15%	07/06/21	100,000,000	99,973,014
(y)++L’Oreal USA, Inc.	0.05%	05/24/21	30,000,000	29,999,000
(y)++Merck & Co., Inc.	0.06%	05/13/21	75,000,000	74,998,917
(y)++Mizuho Bank, Ltd.	0.15%	05/17/21	50,000,000	49,998,016
(y)++Mizuho Bank, Ltd.	0.14%	05/24/21	95,250,000	95,244,475
(y)++Mizuho Bank, Ltd.	0.09%	05/28/21	50,000,000	49,996,539
(y)++Mizuho Bank, Ltd.	0.11%	06/18/21	45,000,000	44,993,691
(r)++National Australia Bank, Ltd.	0.33% (US0001M + 22 bps)	05/28/21	50,000,000	50,008,875
(r)++National Australia Bank, Ltd.	0.29% (US0001M + 18 bps)	06/07/21	100,000,000	100,019,718
(y)++National Australia Bank, Ltd.	0.11%	07/27/21	100,000,000	99,977,756
(y)++Nederlandse Waterschaps NV	0.13%	05/04/21	44,200,000	44,199,676
(y)++Nederlandse Waterschaps NV	0.11%	07/23/21	173,000,000	172,945,102
(y)++Nordea Bank AB	0.14%	05/17/21	40,000,000	39,998,621
(y)++Nordea Bank AB	0.13%	07/20/21	100,000,000	99,975,025
(y)++Nordea Bank AB	0.13%	07/21/21	75,000,000	74,980,867
(y)++NRW.Bank	0.15%	05/04/21	33,050,000	33,049,816

See Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 51.1% (continued)
(y)++NRW.Bank	0.13%	05/17/21	140,000,000	139,996,034
(y)++NRW.Bank	0.14%	05/18/21	22,500,000	22,499,325
(y)++NRW.Bank	0.12%	07/29/21	150,000,000	149,955,000
(y)Oesterreich Kontrollbank	0.10%	05/28/21	69,990,000	69,986,788
(y)Province of British Columbia	0.08%	06/02/21	45,300,000	45,297,882
(y)++Roche Holdings, Inc.	0.07%	06/04/21	30,000,000	29,998,483
(r)Royal Bank of Canada NY	0.24% (US0003M + 4 bps)	03/25/22	50,000,000	49,999,999
(y)++Skandinaviska Enskilda Banken AB	0.14%	05/06/21	35,000,000	34,999,533
(y)++Skandinaviska Enskilda Banken AB	0.14%	05/18/21	25,000,000	24,999,000
(y)++Skandinaviska Enskilda Banken AB	0.13%	06/08/21	75,000,000	74,992,769
(y)++Skandinaviska Enskilda Banken AB	0.14%	06/11/21	50,000,000	49,994,634
(y)++Skandinaviska Enskilda Banken AB	0.15%	06/16/21	32,000,000	31,995,948
(y)++Skandinaviska Enskilda Banken AB	0.15%	06/17/21	43,500,000	43,494,316
(y)++Sumitomo Mitsui Bank NY	0.14%	05/18/21	75,000,000	74,997,412
(y)++Sumitomo Mitsui Bank NY	0.13%	06/08/21	75,000,000	74,992,200
(y)++Sumitomo Mitsui Bank NY	0.13%	06/21/21	40,000,000	39,993,933
(y)++Sumitomo Mitsui Bank NY	0.13%	07/13/21	35,000,000	34,991,439
(r)++Svenska Handelsbank, Inc.	0.29% (US0003M + 11 bps)	06/15/21	100,000,000	100,017,491
(r)++Svenska Handelsbank, Inc.	0.26% (US0003M + 8 bps)	07/28/21	50,000,000	50,010,620
(y)Swedbank	0.04%	05/04/21	30,000,000	29,999,780
(y)Swedbank	0.14%	05/10/21	11,135,000	11,134,787
(y)Swedbank	0.15%	05/26/21	75,000,000	74,996,641
(y)Swedbank	0.15%	06/11/21	26,300,000	26,298,036
(y)Swedbank	0.15%	06/14/21	45,000,000	44,996,344
(y)Swedbank	0.15%	06/22/21	32,300,000	32,296,766
(y)Swedbank	0.14%	06/28/21	40,000,000	39,995,411
(y)Swedbank	0.11%	07/26/21	50,000,000	49,988,279
(y)++Toronto Dominion Bank NY	0.08%	05/20/21	60,000,000	59,996,966
(r)++Toronto Dominion Bank NY	0.29% (US0003M + 11 bps)	06/10/21	50,000,000	50,007,496
(y)++Toronto Dominion Bank NY	0.13%	06/14/21	75,000,000	74,990,156
(y)++Toronto Dominion Bank NY	0.15%	06/16/21	75,000,000	74,989,621
(y)++Total Capital Canada, Ltd.	0.13%	05/17/21	50,000,000	49,998,796
(y)++Total Capital Canada, Ltd.	0.12%	05/25/21	50,000,000	49,998,021
(y)++Total Capital Canada, Ltd.	0.14%	06/08/21	20,965,000	20,963,433
(y)++Total Capital Canada, Ltd.	0.12%	06/16/21	46,535,000	46,530,322
(y)++Total Capital Canada, Ltd.	0.11%	07/23/21	50,000,000	49,988,567
(y)++Total Capital Canada, Ltd.	0.11%	07/28/21	28,306,000	28,299,002
(y)Toyota Motor Credit Corp.	0.11%	05/10/21	50,000,000	49,999,069
(y)Toyota Motor Credit Corp.	0.10%	05/24/21	50,000,000	49,996,566
(r)++Westpac Banking Corp.	0.28% (US0003M + 9 bps)	05/28/21	50,000,000	50,004,664
(r)++Westpac Banking Corp.	0.27% (US0003M + 9 bps)	06/04/21	50,000,000	50,005,594
(r)++Westpac Banking Corp.	0.18% (US0003M + 1 bps)	02/07/22	25,000,000	24,996,212

TOTAL COMMERCIAL PAPER (Cost $6,304,089,678)			6,304,761,000	6,304,259,898

YANKEE CERTIFICATES OF DEPOSIT - 12.7%
(r)++ANZ Banking Group, Ltd.	0.21% (US0003M + 2 bps)	09/16/21	130,000,000	130,004,796
(r)Bank of Montreal Chicago	0.28% (US0003M + 9 bps)	06/01/21	50,000,000	50,004,663
(r)Bank of Montreal Chicago	0.29% (US0003M + 11 bps)	06/11/21	50,000,000	50,008,440
(r)Bank of Montreal Chicago	0.31% (US0003M + 12 bps)	06/24/21	50,000,000	50,011,328
(r)Bank of Montreal Chicago	0.24% (US0003M + 5 bps)	08/06/21	100,000,000	100,017,882
(r)Bank of Montreal Chicago	0.22% (US0001M + 11 bps)	09/14/21	50,000,000	50,011,937
(r)Bank of Nova Scotia	0.19% (US0003M + 3 bps)	08/13/21	100,000,000	100,005,496
(r)Bank of Nova Scotia	0.23% (US0003M + 5 bps)	11/05/21	50,000,000	50,007,536
(r)Bank of Nova Scotia	0.17% (SOFR + 16 bps)	02/28/22	115,000,000	114,973,680
(r)Canadian Imperial Bank of Commerce	0.19% (US0003M + 1 bps)	01/14/22	70,000,000	69,999,999
(r)Canadian Imperial Bank of Commerce	0.19% (US0003M + 2 bps)	02/11/22	50,000,000	49,996,157
(r)Commonwealth Bank of Australia	0.21% (US0003M + 2 bps)	08/13/21	100,000,000	100,005,497
(r)++National Australia Bank, Ltd.	0.33% (US0001M + 22 bps)	05/26/21	75,000,000	75,011,923
(r)Nordea Bank AB	0.21% (US0003M + 2 bps)	09/16/21	100,000,000	100,018,461
(r)Royal Bank of Canada NY	0.29% (US0003M + 11 bps)	06/10/21	100,000,000	100,015,408
(r)Royal Bank of Canada NY	0.31% (US0003M + 12 bps)	06/16/21	100,000,000	100,017,906
(r)Skandinaviska Enskilda Banken AB	0.15% (US0001M + 6 bps)	11/23/21	100,000,000	99,993,487
(r)Toronto Dominion Bank NY	0.18% (US0003M + 2 bps)	02/18/22	75,000,000	74,994,047
(r)Westpac Banking Corp.	0.18% (SOFR + 17 bps)	04/19/22	100,000,000	99,995,156

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,565,000,000)			1,565,000,000	1,565,093,799

U.S. GOVERNMENT AGENCY SECURITIES - 1.4%
(y)Federal Home Loan Bank	0.02%	07/16/21	75,000,000	74,998,458
(y)Federal Home Loan Bank	0.02%	07/21/21	100,000,000	99,997,806

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $174,992,333)			175,000,000	174,996,264

See Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2021 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
REPURCHASE AGREEMENTS - 17.6%
Barclays Bank PLC (Purchased on 4/30/21, proceeds at maturity $350,000,292, collateralized by various U.S. Treasury Obligations, 0.13% - 2.75%, 5/15/23 - 8/31/23, market value $357,000,034)	0.01%	05/03/21	350,000,000	350,000,000
BofA Securities, Inc. (Purchased on 4/30/21, proceeds at maturity $100,000,042, collateralized by U.S. Treasury Security, 1.25%, 3/31/28, market value $102,000,090)	0.01%	05/03/21	100,000,000	100,000,000
Goldman Sachs & Co. LLC (Purchased on 4/30/21, proceeds at maturity $325,000,271, collateralized by various U.S. Government Agency Obligations, 0.00% - 5.50%, 5/15/27 - 4/15/56, market value $331,500,000)	0.01%	05/03/21	325,000,000	325,000,000
HSBC Securities (USA), Inc. (Purchased on 4/30/21, proceeds at maturity $250,000,104, collateralized by various U.S. Treasury Obligations, 0.00% - 7.63%, 5/15/21 - 8/15/30, market value $255,000,000)	0.01%	05/03/21	250,000,000	250,000,000
J.P. Morgan Securities LLC (Purchased on 4/30/21, proceeds at maturity $350,000,146, collateralized by various U.S. Government Agency Obligations, 1.50% - 8.00%, 10/20/26 - 4/20/51, market value $357,000,000)	0.01%	05/03/21	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 4/30/21, proceeds at maturity $150,000,063, collateralized by various U.S. Treasury Obligations, 0.13% - 3.13%, 5/15/21 - 2/15/29, market value $153,000,012)	0.01%	05/03/21	150,000,000	150,000,000
RBC Dominion Securities Inc. (Purchased on 4/30/21, proceeds at maturity $350,000,146, collateralized by various U.S. Treasury Obligations, 0.00% - 6.50%, 5/27/21 - 1/15/30, market value $357,000,020)	0.01%	05/03/21	350,000,000	350,000,000
TD Securities (USA) LLC (Purchased on 4/30/21, proceeds at maturity $300,000,250, collateralized by various U.S. Government Agency Obligations, 0.00% - 7.25%, 6/4/21 - 8/5/30, market value $306,000,005)	0.01%	05/03/21	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,175,000,000)			2,175,000,000	2,175,000,000

U.S. TREASURY OBLIGATIONS - 17.2%
(y)U.S. Treasury Bill	0.01%	06/08/21	150,000,000	149,998,500
(y)U.S. Treasury Bill	0.01%	06/10/21	50,000,000	49,999,472
(y)U.S. Treasury Bill	0.02%	07/22/21	100,000,000	99,996,667
(y)U.S. Treasury Bill	0.01%	07/29/21	150,000,000	149,994,563
(y)U.S. Treasury Bill	0.01%	08/03/21	190,000,000	189,996,116
(y)U.S. Treasury Bill	0.01%	08/10/21	150,000,000	149,996,700
(r)U.S. Treasury Note	0.24% (USBMMY3M + 22 bps)	07/31/21	375,000,000	375,198,382
(r)U.S. Treasury Note	0.32% (USBMMY3M + 30 bps)	10/31/21	350,000,000	350,520,831
(r)U.S. Treasury Note	0.08% (USBMMY3M + 6 bps)	07/31/22	150,000,000	150,071,792
(r)U.S. Treasury Note	0.08% (USBMMY3M + 6 bps)	10/31/22	450,000,000	450,225,437

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,115,475,306)			2,115,000,000	2,115,998,460

TOTAL INVESTMENTS (Cost $12,334,557,317) - 100.0%				$12,335,348,421

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2021 was $5,634,301,956 which represented 45.7% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of April 30, 2021.
(y)	The rate shown is the effective yield.

See Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021 (Unaudited)

ASSETS:
Investments, at value	$10,160,348,421
Repurchase agreements, at value	2,175,000,000

Total Investments	12,335,348,421

Cash	462,221,283
Interest receivable	708,218
Prepaid expenses	10,278

Total Assets	12,798,288,200

LIABILITIES:
Distributions payable	571,034
Accrued expenses and other payables:
Investment Management Fees	503,138
CCO Fees	7,308
Director/Trustee Fees	447,075
Professional Fees	74,278
Transfer Agent Fees	9,171
Other Expenses	58,778

Total Liabilities	1,670,782

Net Assets	$12,796,617,418

NET ASSETS CONSIST OF:
Capital	$12,798,878,832
Total Distributable Earnings / (Loss)	(2,261,414)

NET ASSETS	$12,796,617,418

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,106,021,011

Net Asset Value (offering and redemption price per share)	$11.5700	(a)

Investments at cost	$12,334,557,317

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

INVESTMENT INCOME:
Interest	$7,533,541

Total Investment Income	7,533,541

EXPENSES:
Investment Management Fees	2,623,116
Administration Fees	306,904
CCO Fees	5,762
Director/Trustee Fees	31,424
Professional Fees	69,120
Transfer Agent Fees	61,462
Other Expenses	96,847

Total Expenses Before Fee Reductions	3,194,635

Fees Paid Indirectly	(306,904)

Net Expenses	2,887,731

Net Investment Income	4,645,810

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions	176,434
Net Change in Unrealized Depreciation on Investments	(1,095,234)

Net Realized and Unrealized Losses from Investments	(918,800)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,727,010

See Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021	For the Year Ended October 31, 2020
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$4,645,810	$105,935,180
Net Realized Gains (Losses) from Investment Transactions	176,434	(3,018,872)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,095,234)	1,854,814

Change in net assets resulting from operations	3,727,010	104,771,122

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(4,645,810)	(105,935,180)

Change in Net Assets from Distributions to Shareholders	(4,645,810)	(105,935,180)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	37,350,175,649	73,360,601,657
Dividends Reinvested	59	27,347
Cost of Shares Redeemed	(33,336,688,860)	(80,938,612,983)

Change in Net Assets from Capital Transactions	4,013,486,848	(7,577,983,979)

Change in Net Assets	4,012,568,048	(7,579,148,037)

NET ASSETS:
Beginning of Period	8,784,049,370	16,363,197,407

End of Period	$12,796,617,418	$8,784,049,370

SHARES TRANSACTIONS:
Shares Issued	3,228,064,108	6,339,934,373
Reinvested	5	2,363
Shares Redeemed	(2,881,179,240)	(6,994,990,166)

Change in Shares	346,884,873	(655,053,430)

See Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	For The Period Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5711		$11.5707	$11.5703	$11.5715	$11.5723	$11.5700

INVESTMENT ACTIVITIES:
Net Investment Income	0.0053		0.0888	0.2746	0.2041	0.1090	0.0472
Net Realized and Unrealized Gain/(Losses) on Investments	(0.0012)		0.0004	0.0004	(0.0012)	(0.0007)	0.0024

Total from Investment Activities	0.0041		0.0892	0.2750	0.2029	0.1083	0.0496

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.0052)		(0.0888)	(0.2746)	(0.2041)	(0.1091)	(0.0472)
Net Realized Gains	—		— (a)	— (a)	— (a)	— (a)	(0.0001)

TOTAL DISTRIBUTIONS	(0.0052)		(0.0888)	(0.2746)	(0.2041)	(0.1091)	(0.0473)

Net Asset Value, End of Period	$11.5700		$11.5711	$11.5707	$11.5703	$11.5715	$11.5723

Total Return	0.04	%(b)	0.77%	2.41%	1.77%	0.94%	0.43%

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$12,796,617		$8,784,049	$16,363,197	$20,777,502	$25,276,452	$22,432,814

Ratios to Average Net Assets:
Net Investment Income(c)	0.09%		0.88%	2.38%	1.74%	0.95%	0.41%
Gross Expenses(c)	0.06%		0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(c)(d)	0.06%		0.05%	0.05%	0.05%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

April 30, 2021 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2021:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$6,304,259,898	$—
Yankee Certificates of Deposit	—	1,565,093,799	—
U.S. Government Agency Securities	—	174,996,264	—
Repurchase Agreements	—	2,175,000,000	—
U.S. Treasury Obligations	—	2,115,998,460	—

Total Investments	$—	$12,335,348,421	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2021, the Fund’s total liability of $529,165 for deferred compensation to Trustees is included in the “Director/Trustee Fees” payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2021, attributable to distribution redesignations.

As of April 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$12,334,557,317	$876,446	$(85,342)	$791,104

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2020 and October 31, 2019, were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2020	$132,105,179	$—	$132,105,179
2019	490,701,016	—	490,701,016

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital And Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term
Investment Fund	$1,527,750	$—	$1,527,750	$(968,307)	$(3,062,643)	$1,886,338	$(616,862)

13

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO fees”.

At April 30, 2021, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	6	47%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2021. A similar line of credit for $700 million was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 1, 2022. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except for percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term
Investment Fund	$73,319	3	0.43%	$3

*Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2021, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.

On December 3, 2020, the Securities and Exchange Commission (SEC) adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

J. CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

16

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

April 30, 2021 (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the table under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period 11/1/20 - 4/30/21(1)	Annualized Expense Ratio During Period
The DFA Short Term	Actual	$1,000.00	$1,000.40	$0.30	0.06%
Investment Fund	Hypothetical	1,000.00	1,024.50	0.30	0.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

17

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (continued)

April 30, 2021 (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

18

THE DFA SHORT TERM INVESTMENT FUND

Board Approval of Investment Management Agreement

April 30, 2021 (Unaudited)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the Fund.

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

19

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

20

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
	Activision Blizzard, Inc.	116,588	$10,631,660
	AT&T, Inc.	22,876,258	718,543,264
# *	Charter Communications, Inc., Class A	833,857	561,560,997
	Comcast Corp., Class A	14,400,427	808,583,976
# *	Discovery, Inc., Class A	1,025,284	38,612,195
*	Discovery, Inc., Class C	1,512,068	48,854,917
# *	DISH Network Corp., Class A	631,400	28,280,406
	Fox Corp., Class A	886,281	33,164,635
	Fox Corp., Class B	336,057	12,225,754
	Interpublic Group of Cos., Inc. (The)	603,319	19,155,378
*	Liberty Broadband Corp., Class A	27,366	4,314,797
*	Liberty Broadband Corp., Class C	238,384	38,789,844
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,627,019
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,687,700
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,100,524
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,215,679
#	Lumen Technologies, Inc.	6,413,688	82,287,617
*	Madison Square Garden Entertainment Corp.	8,266	748,982
	News Corp., Class A	527,829	13,826,481
	News Corp., Class B	64,856	1,576,649
*	T-Mobile US, Inc.	1,353,820	178,880,237
	Verizon Communications, Inc.	1,806,925	104,422,196
#	ViacomCBS, Inc., Class A	2,909	131,487
	ViacomCBS, Inc., Class B	1,651,720	67,753,554
*	Walt Disney Co. (The)	2,214,740	411,985,935
# *	Zillow Group, Inc., Class C	6,600	858,792

TOTAL COMMUNICATION SERVICES			3,213,820,675

CONSUMER DISCRETIONARY — (7.8%)
	Advance Auto Parts, Inc.	260,851	52,211,936
*	Aptiv P.L.C.	90,322	12,996,433
	Aramark	1,077,929	41,899,100
*	Autoliv, Inc.	417,162	41,991,527
	BorgWarner, Inc.	1,104,771	53,669,775
*	Capri Holdings, Ltd.	24,034	1,323,793
*	CarMax, Inc.	284,293	37,879,199
*	Carnival Corp.	1,366,366	38,203,593
*	Dollar Tree, Inc.	471,730	54,201,777
	DR Horton, Inc.	3,010,530	295,904,994
*	Ford Motor Co.	13,739,128	158,549,537
	Gap, Inc. (The)	942,706	31,203,569
	Garmin, Ltd.	538,112	73,850,491
	General Motors Co.	5,294,855	302,971,603
	Gentex Corp.	1,383,656	48,677,018
	Genuine Parts Co.	729	91,103
	Harley-Davidson, Inc.	351,262	16,990,543
	Hasbro, Inc.	7,221	718,128
*	Hyatt Hotels Corp., Class A	139,548	11,488,987
	Kohl’s Corp.	522,185	30,631,372
	Lear Corp.	354,145	65,106,017
	Lennar Corp., Class A	976,815	101,198,034
	Lennar Corp., Class B	37,985	3,060,451
	Lithia Motors, Inc., Class A	93,900	36,093,282

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,704,698	$79,626,444
	MGM Resorts International	2,308,538	94,003,667
*	Mohawk Industries, Inc.	566,421	116,399,515
	Newell Brands, Inc.	403,654	10,882,512
*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,791,488
	PulteGroup, Inc.	2,382,974	140,881,423
	PVH Corp.	289,789	32,798,319
	Qurate Retail, Inc., Class A	63,525	755,948
	Ralph Lauren Corp.	234,179	31,213,719
	Royal Caribbean Cruises, Ltd.	813,483	70,732,347
*	Skechers U.S.A., Inc., Class A	31,900	1,546,831
	Tapestry, Inc.	357,469	17,104,892
	Target Corp.	214,288	44,413,331
	Toll Brothers, Inc.	212,428	13,319,236
# *	Veoneer, Inc.	289,615	6,632,183
	Whirlpool Corp.	492,212	116,383,527

TOTAL CONSUMER DISCRETIONARY			2,290,397,644

CONSUMER STAPLES — (5.3%)
	Archer-Daniels-Midland Co.	1,091,117	68,882,216
	Bunge, Ltd.	586,403	49,504,141
	Conagra Brands, Inc.	578,611	21,460,682
	Constellation Brands, Inc., Class A	395,649	95,082,368
*	Coty, Inc., Class A	164,915	1,650,799
*	Darling Ingredients, Inc.	305,400	21,210,030
	Ingredion, Inc.	164,479	15,363,983
	JM Smucker Co. (The)	861,442	112,840,288
	Keurig Dr Pepper, Inc.	46,618	1,671,255
	Kraft Heinz Co. (The)	1,150,537	47,505,673
	Kroger Co. (The)	2,814,340	102,835,984
	Molson Coors Beverage Co., Class B	590,791	32,463,965
	Mondelez International, Inc., Class A	3,319,883	201,882,085
*	Pilgrim’s Pride Corp.	6,211	148,816
*	Post Holdings, Inc.	410,543	46,711,583
	Seaboard Corp.	13	46,514
	Tyson Foods, Inc., Class A	1,702,938	131,892,548
*	US Foods Holding Corp.	1,048,790	43,482,833
	Walgreens Boots Alliance, Inc.	3,491,883	185,418,987
	Walmart, Inc.	2,527,593	353,635,537

TOTAL CONSUMER STAPLES			1,533,690,287

ENERGY — (6.9%)
	Baker Hughes Co.	835,609	16,779,029
#	Cabot Oil & Gas Corp.	90,400	1,506,968
	Chevron Corp.	2,770,962	285,603,053
	Cimarex Energy Co.	11,916	788,839
	ConocoPhillips	5,763,685	294,754,851
*	Continental Resources, Inc.	7,637	208,032
	Devon Energy Corp.	222,700	5,206,726
	Diamondback Energy, Inc.	4,467	365,088
	EOG Resources, Inc.	1,019,059	75,043,505
	Exxon Mobil Corp.	7,551,546	432,250,493
	Halliburton Co.	944,695	18,478,234
	Hess Corp.	1,032,119	76,903,187
	HollyFrontier Corp.	676,892	23,691,220
	Kinder Morgan, Inc.	4,348,380	74,139,879
	Marathon Oil Corp.	53,438	601,712
	Marathon Petroleum Corp.	2,574,548	143,273,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	87,559	$1,309,007
	Occidental Petroleum Corp.	3,383,710	85,810,885
	ONEOK, Inc.	431,955	22,608,525
	Phillips 66	938,504	75,934,359
	Pioneer Natural Resources Co.	483,420	74,364,499
	Schlumberger, N.V	3,548,614	95,990,009
	Targa Resources Corp.	435,529	15,108,501
	Valero Energy Corp.	2,205,565	163,123,587
	Williams Cos., Inc. (The)	1,652,331	40,250,783

TOTAL ENERGY			2,024,094,567

FINANCIALS — (21.9%)
	Aflac, Inc.	1,550,399	83,302,938
*	Alleghany Corp.	33,373	22,659,266
	Allstate Corp. (The)	789,514	100,110,375
	Ally Financial, Inc.	3,002,913	154,499,874
	American Financial Group, Inc.	352,608	43,321,419
	American International Group, Inc.	1,394,612	67,568,951
*	Arch Capital Group, Ltd.	522,976	20,767,377
	Assurant, Inc.	225,564	35,097,758
*	Athene Holding, Ltd., Class A	122,622	7,316,855
	Axis Capital Holdings, Ltd.	76,336	4,259,549
	Bank of America Corp.	8,991,364	364,419,983
	Bank of New York Mellon Corp. (The)	3,558,490	177,497,481
*	Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769
	BOK Financial Corp.	6,114	537,665
	Capital One Financial Corp.	1,585,334	236,341,593
	Charles Schwab Corp. (The)	3,700	260,480
	Chubb, Ltd.	588,566	100,992,040
	Citigroup, Inc.	5,316,841	378,771,753
	Citizens Financial Group, Inc.	912,076	42,210,877
	CNA Financial Corp.	188,355	8,839,500
	Comerica, Inc.	155,103	11,657,541
	East West Bancorp, Inc.	105,524	8,035,653
#	Equitable Holdings, Inc.	1,600	54,768
	Everest Re Group, Ltd.	117,028	32,410,905
	Fifth Third Bancorp.	4,644,985	188,307,692
	First Horizon Corp.	75,600	1,382,724
	Franklin Resources, Inc.	51,772	1,553,160
	Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752
	Hartford Financial Services Group, Inc. (The)	2,301,121	151,781,941
	Huntington Bancshares, Inc.	6,599,570	101,105,412
	Invesco, Ltd.	87,616	2,365,632
	Jefferies Financial Group, Inc.	303,442	9,864,899
	JPMorgan Chase & Co.	6,549,745	1,007,416,278
	KeyCorp.	3,705,439	80,630,353
	Lincoln National Corp.	716,472	45,947,349
	Loews Corp.	1,034,793	57,689,710
	M&T Bank Corp.	159,324	25,123,802
*	Markel Corp.	299	351,750
	MetLife, Inc.	1,658,135	105,507,130
	Morgan Stanley	4,295,101	354,560,588
	New York Community Bancorp, Inc.	229,883	2,749,401
	Northern Trust Corp.	7,507	854,297
	Old Republic International Corp.	789,063	19,426,731
	People’s United Financial, Inc.	396,896	7,195,724
	PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036
	Principal Financial Group, Inc.	1,679,227	107,252,228
	Prosperity Bancshares, Inc.	47,592	3,491,349

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	748,601	$75,129,596
	Raymond James Financial, Inc.	1,486	194,339
	Regions Financial Corp.	5,577,353	121,586,295
	Reinsurance Group of America, Inc.	177,254	23,136,965
	RenaissanceRe Holdings, Ltd.	112,797	19,041,262
	Santander Consumer USA Holdings, Inc.	811,033	27,526,460
	Signature Bank	400	100,604
	State Street Corp.	411,456	34,541,731
	Synchrony Financial	1,171,756	51,252,607
	Synovus Financial Corp.	149,872	7,023,002
	TCF Financial Corp.	136,600	6,218,032
	Travelers Cos., Inc. (The)	1,133,690	175,336,495
	Truist Financial Corp.	2,893,413	171,608,325
	U.S. Bancorp	662,724	39,332,669
	Unum Group	561,933	15,880,227
#	Voya Financial, Inc.	184,436	12,508,450
	Wells Fargo & Co.	5,521,821	248,758,036
	WR Berkley Corp.	260,023	20,729,034
	Zions Bancorp NA	744,970	41,569,326

TOTAL FINANCIALS			6,415,217,763

HEALTH CARE — (14.9%)
	Abbott Laboratories	290,207	34,848,057
	AbbVie, Inc.	106,116	11,831,934
*	Alexion Pharmaceuticals, Inc.	240,764	40,612,072
	Anthem, Inc.	953,275	361,663,002
	Becton Dickinson and Co.	110,653	27,531,573
*	Biogen, Inc.	218,663	58,455,180
*	Bio-Rad Laboratories, Inc., Class A	28,609	18,027,389
*	Boston Scientific Corp.	2,600	113,360
	Bristol-Myers Squibb Co.	2,130,005	132,954,912
	Cardinal Health, Inc.	69,624	4,201,112
*	Centene Corp.	1,663,793	102,722,580
*	Change Healthcare, Inc.	290,410	6,664,910
	Cigna Corp.	1,367,085	340,417,836
	Cooper Cos., Inc. (The)	4,457	1,831,337
	CVS Health Corp.	4,946,131	377,884,408
	Danaher Corp.	966,870	245,526,968
*	DaVita, Inc.	715,517	83,379,196
	Dentsply Sirona, Inc.	248,765	16,794,125
*	Elanco Animal Health, Inc.	77,428	2,455,242
*	Envista Holdings Corp.	589,075	25,495,166
	Gilead Sciences, Inc.	297,286	18,868,742
*	Henry Schein, Inc.	212,626	15,415,385
	Humana, Inc.	517,327	230,334,673
*	IQVIA Holdings, Inc.	227,261	53,335,884
*	Jazz Pharmaceuticals P.L.C.	216,185	35,540,814
*	Laboratory Corp. of America Holdings	758,731	201,723,811
	McKesson Corp.	370,753	69,538,433
	Medtronic P.L.C.	2,765,500	362,059,260
	PerkinElmer, Inc.	110,802	14,363,263
	Perrigo Co. P.L.C.	386,545	16,091,868
	Pfizer, Inc.	17,926,314	692,852,036
#	Quest Diagnostics, Inc.	971,775	128,157,687
	STERIS P.L.C.	209,232	44,152,137
*	Syneos Health, Inc.	13,705	1,162,869
	Thermo Fisher Scientific, Inc.	758,947	356,879,648
*	United Therapeutics Corp.	7,227	1,456,674
	UnitedHealth Group, Inc.	5,974	2,382,431

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$80,324,835
*	Viatris, Inc.	5,624,524	74,806,169
	Zimmer Biomet Holdings, Inc.	321,959	57,038,256

TOTAL HEALTH CARE			4,349,895,234

INDUSTRIALS — (13.4%)
*	AECOM	545,241	36,220,360
	AGCO Corp.	355,590	51,887,693
*	Alaska Air Group, Inc.	384,393	26,576,932
	AMERCO	84,561	50,451,629
	AMETEK, Inc.	142,769	19,263,821
	Arcosa, Inc.	75,409	4,546,409
*	Builders FirstSource, Inc.	591,900	28,807,773
*	CACI International, Inc., Class A	4,400	1,121,384
	Carlisle Cos., Inc.	360,180	69,028,497
	Carrier Global Corp.	2,458,912	107,159,385
	Cummins, Inc.	439,806	110,848,704
	Deere & Co.	1,688	625,995
*	Delta Air Lines, Inc.	944,502	44,316,034
	Dover Corp.	414,398	61,824,038
	Eaton Corp. P.L.C	1,431,708	204,634,024
	Emerson Electric Co.	244,394	22,115,213
	FedEx Corp.	1,020,334	296,213,163
*	Fluor Corp.	363	8,342
	Fortive Corp.	177,219	12,550,650
	Fortune Brands Home & Security, Inc.	521,389	54,735,417
	General Dynamics Corp.	302,666	57,576,153
	General Electric Co.	4,585,211	60,157,968
*	Howmet Aerospace, Inc.	2,032,403	64,955,600
	Hubbell, Inc.	28,196	5,413,914
*	Ingersoll Rand, Inc.	794,995	39,280,703
	Jacobs Engineering Group, Inc.	415,308	55,489,302
*	JetBlue Airways Corp.	1,277,141	26,002,591
	Johnson Controls International P.L.C.	1,549,925	96,622,324
	Kansas City Southern	679,296	198,497,084
	L3Harris Technologies, Inc.	66,066	13,822,989
	Leidos Holdings, Inc.	736,625	74,605,380
	ManpowerGroup, Inc.	187,231	22,634,356
*	Middleby Corp. (The)	58,200	10,552,824
	Nielsen Holdings P.L.C.	1,069,797	27,440,293
	Norfolk Southern Corp.	884,445	246,972,422
	nVent Electric P.L.C.	13,164	400,844
	Oshkosh Corp.	237,884	29,599,906
	Otis Worldwide Corp.	1,228,006	95,624,827
	Owens Corning.	522,134	50,547,792
	PACCAR, Inc.	788,695	70,887,907
	Parker-Hannifin Corp.	122,428	38,419,131
	Pentair P.L.C.	1,022,156	65,939,283
	Quanta Services, Inc.	679,176	65,635,569
	Raytheon Technologies Corp.	2,172,797	180,863,622
	Republic Services, Inc.	1,835,706	195,135,548
	Roper Technologies, Inc.	163	72,770
*	Sensata Technologies Holding P.L.C.	672,107	38,807,458
	Snap-on, Inc.	314,577	74,743,495
	Southwest Airlines Co.	1,535,086	96,372,699
	Stanley Black & Decker, Inc.	768,993	159,004,683
	Textron, Inc.	1,878,662	120,685,247
	Trane Technologies P.L.C.	798,391	138,784,307
*	United Airlines Holdings, Inc.	1,407,430	76,564,192

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	234,610	$75,063,469
	Westinghouse Air Brake Technologies Corp.	307,085	25,202,466
# *	XPO Logistics, Inc.	844,422	117,475,989

TOTAL INDUSTRIALS			3,918,790,570

INFORMATION TECHNOLOGY — (10.0%)
*	Akamai Technologies, Inc.	37,876	4,117,121
	Amdocs, Ltd.	720,716	55,307,746
	Analog Devices, Inc.	608,583	93,210,572
*	Arrow Electronics, Inc.	474,688	54,147,660
	Avnet, Inc.	5,178	227,418
# *	Cerence, Inc.	658	63,438
*	Ciena Corp.	76,500	3,860,955
	Cognizant Technology Solutions Corp., Class A	561,560	45,149,424
*	Concentrix Corp.	94,091	14,619,860
	Corning, Inc.	3,975,481	175,756,015
	Dolby Laboratories, Inc., Class A	16,857	1,710,480
	DXC Technology Co.	784,579	25,820,495
	Fidelity National Information Services, Inc.	922,688	141,078,995
*	Fiserv, Inc.	463,343	55,656,761
*	Flex, Ltd.	1,342,960	23,367,504
	Global Payments, Inc.	243,933	52,355,340
	Hewlett Packard Enterprise Co.	8,061,105	129,138,902
	HP, Inc.	9,358,742	319,226,690
	Intel Corp.	12,816,923	737,357,580
*	IPG Photonics Corp.	2,234	485,024
	Jabil, Inc.	219,735	11,518,509
	Juniper Networks, Inc.	1,222,205	31,031,785
	Lam Research Corp.	67,954	42,162,059
	Marvell Technology, Inc.	1,148,850	51,939,508
	Microchip Technology, Inc.	19,982	3,003,095
*	Micron Technology, Inc.	4,258,919	366,565,158
	MKS Instruments, Inc.	1,502	269,023
*	Nuance Communications, Inc.	4,368	232,247
*	ON Semiconductor Corp.	2,363,988	92,195,532
*	Qorvo, Inc.	508,098	95,608,801
	Skyworks Solutions, Inc.	274,655	49,803,191
	SS&C Technologies Holdings, Inc.	270,764	20,096,104
	SYNNEX Corp.	94,091	11,403,829
	TE Connectivity, Ltd.	987,862	132,837,803
*	Vontier Corp.	35,927	1,125,952
	Western Digital Corp.	1,124,286	79,408,320
	Xerox Holdings Corp.	88,742	2,142,232

TOTAL INFORMATION TECHNOLOGY			2,924,001,128

MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	379,320	109,426,234
	Albemarle Corp.	564,827	94,986,957
	Amcor P.L.C.	583,530	6,856,477
*	Arconic Corp.	315,182	9,014,205
	Ball Corp.	644	60,304
	Celanese Corp.	49,153	7,699,817
	CF Industries Holdings, Inc.	1,280,508	62,271,104
	Corteva, Inc.	1,062,526	51,808,768
	Dow, Inc.	2,327,452	145,465,750
	DuPont de Nemours, Inc.	494,328	38,117,632
	Eastman Chemical Co.	1,055,366	121,778,683
	Freeport-McMoRan, Inc.	5,292,912	199,595,711

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Huntsman Corp.	314,029	$9,003,211
	International Flavors & Fragrances, Inc.	428,786	60,960,506
	International Paper Co.	2,105,441	122,115,578
	Linde P.L.C.	730,934	208,930,175
	LyondellBasell Industries NV, Class A	737,510	76,509,287
	Martin Marietta Materials, Inc.	262,250	92,605,720
	Mosaic Co. (The)	646,659	22,749,464
	Newmont Corp.	1,816,840	113,388,984
	Nucor Corp.	2,076,465	170,810,011
	Packaging Corp. of America	112,341	16,587,149
	PPG Industries, Inc.	419	71,750
	Reliance Steel & Aluminum Co.	457,764	73,384,147
	Royal Gold, Inc.	120,793	13,511,905
	Sonoco Products Co.	171,182	11,205,574
	Steel Dynamics, Inc.	1,692,329	91,758,078
	Valvoline, Inc.	1,033,732	32,459,185
	Vulcan Materials Co.	530,519	94,559,707
	Westlake Chemical Corp.	372,164	34,942,478
	WestRock Co.	1,127,130	62,837,497

	TOTAL MATERIALS		2,155,472,048

	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	763,072	65,013,735
*	Howard Hughes Corp. (The)	4,513	487,133
*	Jones Lang LaSalle, Inc.	218,089	40,981,104

	TOTAL REAL ESTATE		106,481,972

	UTILITIES — (0.2%)
	MDU Resources Group, Inc.	247,341	8,276,030
	NRG Energy, Inc.	1,169,432	41,889,054
	Vistra Corp.	1,084,247	18,291,247

	TOTAL UTILITIES		68,456,331

	TOTAL COMMON STOCKS		29,000,318,219

	PREFERRED STOCKS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,905	199,263

	TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

	TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	222,859,229	222,859,229

	SECURITIES LENDING COLLATERAL — (0.1%)
@ §	The DFA Short Term Investment Fund	2,132,008	24,667,334

	TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
	AMP, Ltd.	5,992,994	$5,146,471
	Aurizon Holdings, Ltd.	2,033,721	5,850,952
	Australia & New Zealand Banking Group, Ltd.	6,888,410	151,987,788
	BlueScope Steel, Ltd.	3,164,921	52,321,386
*	Boral, Ltd.	4,276,326	20,368,152
	Cleanaway Waste Management, Ltd.	51,534	112,979
*	Crown Resorts, Ltd.	161,839	1,519,777
#	Harvey Norman Holdings, Ltd.	2,695,782	10,935,913
*	Incitec Pivot, Ltd.	6,817,226	13,838,353
	Lendlease Corp., Ltd.	1,673,113	16,349,183
	National Australia Bank, Ltd.	6,475,626	132,518,340
	Newcrest Mining, Ltd.	454,353	9,286,085
	Oil Search, Ltd.	3,372,770	9,741,907
	Origin Energy, Ltd.	3,515,673	11,241,646
	QBE Insurance Group, Ltd.	1,248,585	9,445,009
	Qube Holdings, Ltd.	87,027	201,513
	Santos, Ltd.	7,088,455	37,628,434
	Seven Group Holdings, Ltd.	22,509	372,035
	South32, Ltd.	14,104,027	31,050,674
	Suncorp Group, Ltd.	3,668,708	29,670,877
	Tabcorp Holdings, Ltd.	4,000,493	15,253,281
	TPG Telecom, Ltd.	14,441	61,310
	Westpac Banking Corp.	7,945,749	153,119,921
	Woodside Petroleum, Ltd.	2,267,784	39,551,673
	Worley, Ltd.	703,009	5,833,483

TOTAL AUSTRALIA			763,407,142

AUSTRIA — (0.0%)
*	Erste Group Bank AG	20,625	733,059

BELGIUM — (0.8%)
	Ageas SA	402,474	24,341,564
*	KBC Group NV	565,642	43,887,332
	Solvay SA	258,796	32,909,152

TOTAL BELGIUM			101,138,048

CANADA — (8.1%)
	Bank of Montreal 063671101	1,448,818	136,681,490
#	Bank of Montreal 063671952	356,563	33,653,235
#	Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810
	Bank of Nova Scotia (The) 064149958	495,702	31,565,387
#	Canadian Imperial Bank of Commerce 136069101	248,491	25,833,124
	Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444
	Canadian Natural Resources, Ltd.	511,528	15,527,080
#	Canadian Natural Resources, Ltd.	3,476,035	105,601,943
	Cenovus Energy, Inc.	442,256	3,443,347
	Cenovus Energy, Inc.	1,287,778	10,006,035
	Fairfax Financial Holdings, Ltd.	97,836	44,699,785
	First Quantum Minerals, Ltd.	1,597,698	36,824,455
	Great-West Lifeco, Inc.	351,878	10,202,931
	Imperial Oil, Ltd.	208,007	6,007,606
#	Imperial Oil, Ltd.	499,213	14,452,216
	Kinross Gold Corp.	4,622,914	32,533,219
	Lundin Mining Corp.	2,996,201	36,198,662

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	509,355	$48,093,299
	Manulife Financial Corp.	1,542,260	33,677,142
	Manulife Financial Corp.	1,882,277	41,127,753
	Nutrien, Ltd.	3,682	203,249
	Nutrien, Ltd.	1,149,002	63,413,409
	Onex Corp.	30,744	2,058,271
	Pembina Pipeline Corp.	312,485	9,643,287
	Sun Life Financial, Inc.	57,328	3,092,272
	Suncor Energy, Inc.	1,398,532	29,912,882
	Suncor Energy, Inc.	1,366,245	29,264,968
	Teck Resources, Ltd., Class B	3,183	67,355
	Teck Resources, Ltd., Class B	1,712,436	36,252,270
	Toronto-Dominion Bank (The)	28,914	1,987,742
	Toronto-Dominion Bank (The)	51,163	3,517,456

TOTAL CANADA			1,050,998,124

DENMARK — (2.3%)
	AP Moller—Maersk A.S., Class A	3,341	7,850,262
#	AP Moller—Maersk A.S., Class B	3,509	8,729,083
	Carlsberg A.S., Class B	288,439	50,603,746
	Danske Bank A.S	884,653	16,815,238
# *	Demant A.S	131,821	6,599,195
	DSV Panalpina A.S	309,306	68,910,321
*	Genmab A.S	58,375	21,421,410
	H Lundbeck A.S	236,230	7,274,224
	Novozymes A.S., Class B	140,373	9,955,616
#	Rockwool International A.S., Class B	19,106	8,546,066
	Tryg A.S	271,177	6,200,975
	Vestas Wind Systems A/S	2,115,590	87,250,095

TOTAL DENMARK			300,156,231

FINLAND — (0.8%)
#	Fortum Oyj	837,346	22,004,444
*	Nokia Oyj	4,351,573	20,613,200
	Nordea Bank Abp	3,248,891	33,673,386
	Stora Enso Oyj, Class R	1,165,514	22,299,143
	UPM-Kymmene Oyj	19,171	749,723

TOTAL FINLAND			99,339,896

FRANCE — (8.8%)
*	Amundi SA	15,838	1,411,459
	Arkema SA	237,138	29,646,242
# *	Atos SE	212,422	14,465,858
#	AXA SA	2,047,470	57,830,838
*	BNP Paribas SA	1,948,140	124,910,245
	Bollore SA	1,717,699	8,672,365
#	Bouygues SA	1,023,747	43,873,106
	Carrefour SA	2,495,917	48,338,406
*	Cie de Saint-Gobain	2,006,077	126,573,692
	Cie Generale des Etablissements Michelin SCA	639,001	92,463,818
#	CNP Assurances	573,388	10,028,976
*	Credit Agricole SA	1,053,519	16,296,051
*	Eiffage SA	93,621	10,255,009
*	Electricite de France SA	1,705,570	24,886,236
*	Engie SA	2,838,450	42,279,972
	EssilorLuxottica SA	58,283	9,700,609
*	Faurecia SE	123,502	6,672,449
	Iliad SA	3,398	617,034

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Natixis SA	2,149,383	$10,495,439
	Orange SA	5,978,647	74,453,366
	Publicis Groupe SA	342,094	22,140,283
# *	Renault SA	383,338	15,451,696
#	Sanofi	49,814	5,222,613
*	Societe Generale SA	1,357,954	38,629,954
#	Total SE	6,874,996	303,859,393
	Valeo SA	156,647	5,076,297

TOTAL FRANCE			1,144,251,406

GERMANY — (6.1%)
	Allianz SE	536,666	139,327,526
	BASF SE	115,811	9,333,354
	Bayer AG	557,243	36,058,254
	Bayerische Motoren Werke AG	1,003,964	100,607,399
*	Commerzbank AG	770,401	5,080,150
*	Continental AG	148,327	20,044,809
	Covestro AG	210,128	13,742,246
	Daimler AG	2,568,275	228,573,190
*	Deutsche Bank AG	1,938,873	27,010,921
*	Deutsche Bank AG	1,483,028	20,762,392
	Evonik Industries AG	444,408	15,558,304
	Fresenius SE & Co., KGaA	597,229	29,353,382
	Hapag-Lloyd AG	12,558	2,282,841
	HeidelbergCement AG	448,245	41,074,154
	RWE AG	893,950	33,944,936
*	Talanx AG	162,600	6,850,777
	Telefonica Deutschland Holding AG	3,595,005	10,447,697
	Uniper SE	411,725	15,023,097
	Volkswagen AG	111,321	35,341,341

TOTAL GERMANY			790,416,770

HONG KONG — (2.4%)
	Bank of East Asia, Ltd. (The)	168,325	352,931
	BOC Aviation, Ltd.	647,400	5,827,523
	BOC Hong Kong Holdings, Ltd.	4,670,500	16,422,635
# *	Cathay Pacific Airways, Ltd.	9,539,999	8,388,992
	CK Asset Holdings, Ltd.	6,453,500	40,402,888
	CK Hutchison Holdings, Ltd.	7,657,984	62,589,476
	CK Infrastructure Holdings, Ltd.	443,000	2,708,715
	Guoco Group, Ltd.	9,000	108,416
	Hang Lung Properties, Ltd.	5,009,000	13,665,642
	Henderson Land Development Co., Ltd.	2,280,485	10,136,126
	HKT Trust & HKT, Ltd.	416,000	604,026
	MTR Corp., Ltd.	2,070,933	11,533,928
	New World Development Co., Ltd.	4,946,042	26,172,813
	Sino Land Co., Ltd.	9,343,922	13,877,081
	SJM Holdings, Ltd.	3,969,000	5,125,392
	Sun Hung Kai Properties, Ltd.	3,296,420	49,585,909
	Swire Pacific, Ltd., Class A	1,680,000	13,534,457
	Swire Pacific, Ltd., Class B	2,855,000	3,610,094
	WH Group, Ltd.	22,501,000	19,605,160

TOTAL HONG KONG			304,252,204

IRELAND — (0.5%)
	CRH P.L.C	293,793	13,862,389
	CRH P.L.C., Sponsored ADR	451,269	21,331,486
# *	Flutter Entertainment P.L.C	69,450	14,158,081

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Flutter Entertainment P.L.C	61,968	$12,698,675

TOTAL IRELAND			62,050,631

ISRAEL — (0.3%)
# *	Bank Hapoalim BM	1,155,817	9,185,986
	Bank Leumi Le-Israel BM	1,906,353	13,382,090
	First International Bank Of Israel, Ltd.	11,654	355,328
	Israel Discount Bank, Ltd., Class A	2,648,223	11,921,245
# *	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	8,520,003

TOTAL ISRAEL			43,364,652

ITALY — (2.8%)
#	Eni SpA	3,886,295	46,289,239
*	Faurecia SE	47,286	2,558,207
# *	Intesa Sanpaolo SpA	20,047,693	55,891,211
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,852,433
#	Stellantis NV BMD8F9905	5,320,664	88,258,973
	Stellantis NV BMD8KX906	2,776,827	46,010,654
	Stellantis NV N82405106	1,793,632	29,720,482
	Telecom Italia SpA	63,812,045	34,986,250
	Telecom Italia SpA	6,225,918	3,651,887
	Telecom Italia SpA, Sponsored ADR	1,771,402	9,760,425
	Tenaris SA, ADR	138,624	2,963,781
	UniCredit SpA	3,293,998	33,835,888

TOTAL ITALY			355,779,430

JAPAN — (20.7%)
	AEON Financial Service Co., Ltd.	15,000	170,751
	AGC, Inc.	895,500	40,834,159
	Air Water, Inc.	14,300	236,532
	Aisin Corp.	609,000	23,440,322
	Alfresa Holdings Corp.	176,100	3,156,713
	Alps Alpine Co., Ltd.	352,800	4,274,781
	Amada Co., Ltd.	907,100	9,838,766
	Aozora Bank, Ltd.	253,300	5,453,781
	Asahi Kasei Corp.	1,769,400	18,639,711
	Bank of Kyoto, Ltd. (The)	113,679	6,107,066
	Bridgestone Corp.	454,400	18,211,500
	Brother Industries, Ltd.	202,400	4,291,510
	Canon Marketing Japan, Inc.	153,000	3,693,748
	Canon, Inc.	516,900	12,291,954
	Chiba Bank, Ltd. (The)	1,064,000	6,653,413
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,765,879
	Concordia Financial Group, Ltd.	2,530,100	9,511,883
	Credit Saison Co., Ltd.	393,600	4,537,617
	Dai Nippon Printing Co., Ltd.	521,600	10,335,596
	Daicel Corp.	1,087,400	8,402,364
	Daido Steel Co., Ltd.	11,400	540,891
	Dai-ichi Life Holdings, Inc.	1,214,647	21,932,957
	Daio Paper Corp.	39,000	639,601
	Daiwa House Industry Co., Ltd.	314,800	9,334,526
	Daiwa Securities Group, Inc.	3,735,400	19,932,539
*	DeNA Co., Ltd.	139,700	2,858,167
	Denka Co., Ltd.	234,800	9,195,351
	Dentsu Group, Inc.	471,400	14,549,120
	DIC Corp.	361,500	9,239,598
	Dowa Holdings Co., Ltd.	189,000	7,899,049
	Ebara Corp.	278,900	11,917,006

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ENEOS Holdings, Inc.	4,584,303	$19,716,696
	Fuji Media Holdings, Inc.	52,200	635,188
	FUJIFILM Holdings Corp.	54,400	3,523,771
	Fukuoka Financial Group, Inc.	386,600	6,593,774
	Fukuyama Transporting Co., Ltd.	50,893	1,953,057
	Furukawa Electric Co., Ltd.	60,800	1,612,711
	Fuyo General Lease Co., Ltd.	5,300	353,120
	Hachijuni Bank, Ltd. (The)	622,531	2,128,329
	Hankyu Hanshin Holdings, Inc.	626,500	19,759,242
#	Haseko Corp.	441,400	5,921,049
	Hino Motors, Ltd.	185,100	1,553,563
	Hitachi Construction Machinery Co., Ltd.	9,200	282,815
	Hitachi, Ltd.	1,425,900	70,578,793
	Honda Motor Co., Ltd.	3,522,000	105,025,357
	Idemitsu Kosan Co., Ltd.	550,738	13,171,431
*	IHI Corp.	236,700	4,780,086
	Iida Group Holdings Co., Ltd.	674,550	16,428,228
	Inpex Corp.	2,704,683	18,405,375
#	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,848,722
	Isuzu Motors, Ltd.	1,169,200	11,872,221
#	ITOCHU Corp.	1,156,800	36,113,830
	Itoham Yonekyu Holdings, Inc.	196,800	1,266,079
	Iyo Bank, Ltd. (The)	492,300	2,715,368
	Izumi Co., Ltd.	3,900	155,266
	J Front Retailing Co., Ltd.	740,500	7,070,532
	Japan Post Holdings Co., Ltd.	1,170,410	9,835,481
	Japan Post Insurance Co., Ltd.	83,500	1,609,956
	JFE Holdings, Inc.	1,257,295	16,533,077
	JGC Holdings Corp.	257,700	2,945,920
	JTEKT Corp.	784,100	7,072,342
	Kajima Corp.	660,500	9,136,672
	Kamigumi Co., Ltd.	342,200	6,667,428
	Kandenko Co., Ltd.	297,100	2,539,715
	Kaneka Corp.	244,908	9,538,632
*	Kawasaki Heavy Industries, Ltd.	677,300	16,256,403
	Kinden Corp.	222,800	3,793,269
	Kokuyo Co., Ltd.	20,200	312,657
	Komatsu, Ltd.	575,200	16,913,538
	Konica Minolta, Inc.	5,300	30,059
#	K’s Holdings Corp.	403,300	5,501,932
	Kuraray Co., Ltd.	1,529,300	16,623,814
	Kurita Water Industries, Ltd.	7,500	346,383
	Kyocera Corp.	179,600	10,904,083
	Kyushu Financial Group, Inc.	668,749	2,604,733
	Lixil Corp.	961,800	26,052,185
	Mabuchi Motor Co., Ltd.	73,100	2,927,848
	Marubeni Corp.	2,948,900	24,562,073
	Maruichi Steel Tube, Ltd.	15,500	387,979
*	Mazda Motor Corp.	1,020,400	7,923,613
	Mebuki Financial Group, Inc.	1,258,420	2,745,768
	Medipal Holdings Corp.	329,250	6,058,362
	Mitsubishi Chemical Holdings Corp.	3,181,900	23,687,596
	Mitsubishi Corp.	1,817,600	50,257,910
	Mitsubishi Electric Corp.	128,100	1,973,809
	Mitsubishi Gas Chemical Co., Inc.	727,100	16,799,425
	Mitsubishi HC Capital, Inc.	2,653,300	15,248,833
	Mitsubishi Heavy Industries, Ltd.	724,500	21,567,174
	Mitsubishi Logistics Corp.	89,600	2,664,322
	Mitsubishi Materials Corp.	518,200	11,642,098

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
# *	Mitsubishi Motors Corp.	1,969,400	$5,335,825
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,482,946	18,703,420
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,932,452
	Mitsui & Co., Ltd.	1,334,700	28,167,021
	Mitsui Chemicals, Inc.	823,660	25,928,776
	Mitsui Fudosan Co., Ltd.	940,400	20,443,629
	Mitsui OSK Lines, Ltd.	546,400	21,967,525
	Mizuho Financial Group, Inc.	2,621,680	36,898,649
	MS&AD Insurance Group Holdings, Inc.	496,653	14,090,347
	Nagase & Co., Ltd.	251,300	3,787,179
	NEC Corp.	404,210	23,499,021
	NGK Insulators, Ltd.	130,100	2,377,763
	NGK Spark Plug Co., Ltd.	270,400	4,515,618
	NH Foods, Ltd.	314,767	14,058,948
	NHK Spring Co., Ltd.	102,400	756,262
	Nikon Corp.	695,200	6,546,027
	Nippo Corp.	285,900	7,487,507
	Nippon Express Co., Ltd.	316,124	24,194,155
	Nippon Shokubai Co., Ltd.	115,900	6,091,588
	Nippon Steel Corp.	1,207,593	21,102,652
	Nippon Yusen K.K	740,687	29,111,496
	Nipro Corp.	136,100	1,638,016
*	Nissan Motor Co., Ltd.	4,749,500	23,842,238
	Nisshin Seifun Group, Inc.	10,800	174,445
	Nitto Denko Corp.	19,300	1,597,156
	NOK Corp.	258,720	3,334,362
	Nomura Holdings, Inc.	4,705,602	25,293,332
	Nomura Real Estate Holdings, Inc.	521,500	12,856,292
	NSK, Ltd.	1,027,500	9,475,244
	Obayashi Corp.	2,342,282	21,430,629
	Oji Holdings Corp.	3,568,100	22,506,844
	ORIX Corp.	3,324,900	53,676,738
	Otsuka Holdings Co., Ltd.	2,700	103,476
	Panasonic Corp.	1,927,800	22,636,229
	Rengo Co., Ltd.	899,500	7,465,641
	Resona Holdings, Inc.	2,821,139	11,613,610
	Ricoh Co., Ltd.	2,366,400	25,287,623
	Sankyo Co., Ltd.	30,900	798,974
	Sawai Group Holdings Co., Ltd.	14,800	712,307
	Sega Sammy Holdings, Inc.	52,200	749,210
*	Seibu Holdings, Inc.	105,700	1,136,681
	Seiko Epson Corp.	524,700	8,952,224
	Seino Holdings Co., Ltd.	481,500	6,620,830
	Sekisui Chemical Co., Ltd.	40,900	713,107
	Sekisui House, Ltd.	1,200,200	24,307,198
	Seven & I Holdings Co., Ltd.	757,600	32,710,221
	Shimamura Co., Ltd.	61,300	6,064,390
	Shimizu Corp.	995,300	8,155,574
*	Shinsei Bank, Ltd.	313,400	4,571,362
	Shizuoka Bank, Ltd. (The)	851,000	6,530,132
	Showa Denko K.K	234,100	7,088,457
	Sojitz Corp.	3,534,500	10,558,057
	Sompo Holdings, Inc.	430,256	15,990,525
	Stanley Electric Co., Ltd.	18,900	541,039
	Subaru Corp.	379,484	7,055,917
	Sumitomo Chemical Co., Ltd.	8,266,400	42,193,337
	Sumitomo Corp.	1,556,100	21,145,818
	Sumitomo Dainippon Pharma Co., Ltd.	110,031	1,910,279

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Electric Industries, Ltd.	2,834,000	$42,169,640
	Sumitomo Forestry Co., Ltd.	598,600	13,821,698
	Sumitomo Heavy Industries, Ltd.	524,600	15,269,317
	Sumitomo Metal Mining Co., Ltd.	378,664	16,032,003
	Sumitomo Mitsui Financial Group, Inc.	1,566,000	55,011,575
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,843,082
	Sumitomo Realty & Development Co., Ltd.	200,500	6,692,872
	Sumitomo Rubber Industries, Ltd.	770,500	9,544,831
	Suzuken Co., Ltd.	74,900	2,699,208
	Suzuki Motor Corp.	134,100	5,088,627
	T&D Holdings, Inc.	1,378,500	16,917,304
	Taiheiyo Cement Corp.	528,721	13,274,457
	Taisei Corp.	100,500	3,713,301
	Taisho Pharmaceutical Holdings Co., Ltd.	31,100	1,833,529
	Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676
	TBS Holdings, Inc.	70,800	1,382,360
	TDK Corp.	14,400	1,952,825
	Teijin, Ltd.	855,090	14,078,622
	Toda Corp.	717,800	5,124,590
	Tokio Marine Holdings, Inc.	315,319	15,121,717
	Tokyo Tatemono Co., Ltd.	870,300	12,885,053
	Tokyu Fudosan Holdings Corp.	2,556,700	14,230,406
	Toppan Printing Co., Ltd.	656,900	11,218,288
	Toray Industries, Inc.	2,709,300	16,847,005
	Toshiba Corp.	13,600	562,105
	Tosoh Corp.	1,241,700	22,009,038
	Toyo Seikan Group Holdings, Ltd.	416,349	4,879,744
	Toyo Tire Corp.	24,100	440,939
	Toyoda Gosei Co., Ltd.	265,400	6,505,028
	Toyota Boshoku Corp.	4,100	76,492
	Toyota Industries Corp.	235,800	18,932,117
#	Toyota Motor Corp., Sponsored ADR	208,099	31,375,086
	Toyota Motor Corp.	3,715,890	278,038,390
	Toyota Tsusho Corp.	524,100	22,208,463
	TS Tech Co., Ltd.	217,200	3,028,355
	Tsumura & Co.	24,700	822,601
	TV Asahi Holdings Corp.	31,700	580,979
	Ube Industries, Ltd.	504,100	10,193,167
	Yamada Holdings Co., Ltd.	1,918,800	9,552,237
	Yamaha Motor Co., Ltd.	698,000	17,439,945
	Yamazaki Baking Co., Ltd.	39,100	619,773
	Yokohama Rubber Co., Ltd. (The)	563,500	10,479,013
	Zeon Corp.	404,300	6,446,466

TOTAL JAPAN			2,683,443,328

NETHERLANDS — (3.8%)
# *	ABN AMRO Bank NV	838,120	10,821,911
	Aegon NV	2,369,336	10,980,273
	Aegon NV	390,842	1,793,965
#	Akzo Nobel NV	29,483	3,539,953
*	ArcelorMittal SA	652,213	18,960,225
# *	ArcelorMittal SA	590,702	17,301,665
	ASM International NV	6,676	2,025,345
	Coca-Cola European Partners P.L.C	58,395	3,299,188
#	Heineken NV	231,450	26,848,072
	ING Groep NV	4,722,058	60,324,195
	Koninklijke Ahold Delhaize NV	4,840,597	130,269,712
	Koninklijke DSM NV	544,382	97,607,666
*	Koninklijke Philips NV	973,488	55,044,045

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»
NETHERLANDS — (Continued)
* Koninklijke Philips NV	32,423	$1,836,436
NN Group NV	638,673	31,856,027
Randstad NV	272,591	19,668,023

TOTAL NETHERLANDS		492,176,701

NEW ZEALAND — (0.2%)
* Auckland International Airport, Ltd.	2,096,818	11,339,705
Chorus, Ltd.	289,771	1,405,645
EBOS Group, Ltd.	201,357	4,287,887
Fletcher Building, Ltd.	1,461,322	7,597,296
# Fonterra Co-operative Group, Ltd.	293,628	959,880
Ryman Healthcare, Ltd.	148,330	1,499,619

TOTAL NEW ZEALAND		27,090,032

NORWAY — (0.9%)
DNB ASA	1,885,402	40,434,761
Equinor ASA	902,881	18,231,656
Norsk Hydro ASA	3,886,430	24,747,935
SpareBank 1 SR-Bank ASA	369,350	4,771,048
Storebrand ASA	1,260,839	12,034,857
# Subsea 7 SA	453,890	4,589,277
Yara International ASA	228,157	11,901,153

TOTAL NORWAY		116,710,687

PORTUGAL — (0.1%)
Banco Espirito Santo SA	2,631,973	0
EDP Renovaveis SA	606,867	14,459,627

TOTAL PORTUGAL		14,459,627

SINGAPORE — (0.7%)
CapitaLand, Ltd.	8,450,300	23,556,572
# City Developments, Ltd.	1,714,600	10,142,663
Frasers Property, Ltd.	492,700	458,279
Hongkong Land Holdings, Ltd.	1,361,700	6,733,897
Jardine Cycle & Carriage, Ltd.	45,600	793,779
Keppel Corp., Ltd.	6,501,200	26,412,508
Olam International, Ltd.	491,400	642,070
* Singapore Airlines, Ltd.	4,224,700	16,011,249
# United Industrial Corp., Ltd.	1,068,870	2,254,865
UOL Group, Ltd.	1,203,774	6,945,982
Yangzijiang Shipbuilding Holdings, Ltd.	2,091,100	2,244,093

TOTAL SINGAPORE		96,195,957

SPAIN — (2.0%)
# Banco Bilbao Vizcaya Argentaria SA	9,752,876	54,612,020
# Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	6,609,910
Banco Santander SA	45,327,305	174,852,411
CaixaBank SA	724,209	2,316,718
Repsol SA	1,191,885	14,226,676

TOTAL SPAIN		252,617,735

SWEDEN — (2.7%)
* Annehem Fastigheter AB, Class B	42,797	149,765
BillerudKorsnas AB	504,958	10,312,651
# Boliden AB	1,195,043	46,484,196
Dometic Group AB	199,974	3,147,025

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	567,120	$19,180,574
	Holmen AB, Class A	5,562	270,884
	Holmen AB, Class B	197,104	9,299,774
	Husqvarna AB, Class B	170,464	2,373,803
	ICA Gruppen AB	165,222	7,615,582
# *	Millicom International Cellular SA	133,262	5,266,344
*	Peab AB, Class B	213,986	3,086,872
	Saab AB, Class B	77,854	2,304,437
#	Securitas AB, Class B	9,178	156,232
	Skandinaviska Enskilda Banken AB, Class A	3,305,621	42,355,390
	Skandinaviska Enskilda Banken AB, Class C	28,685	365,817
	Skanska AB, Class B	54,266	1,469,693
	SKF AB, Class B	1,179,544	30,474,412
	Svenska Cellulosa AB SCA, Class A	63,918	1,153,685
#	Svenska Cellulosa AB SCA, Class B	1,193,709	20,903,482
	Svenska Handelsbanken AB, Class A	1,957,160	22,664,433
#	Svenska Handelsbanken AB, Class B	37,204	454,471
	Swedbank AB, Class A	798,149	14,011,599
#	Tele2 AB, Class B	140,411	1,813,588
	Telia Co. AB	7,190,873	29,797,759
	Trelleborg AB, Class B	521,327	13,562,749
	Volvo AB, Class A	179,649	4,520,515
	Volvo AB, Class B	2,155,006	52,626,471

TOTAL SWEDEN			345,822,203

SWITZERLAND — (8.0%)
#	ABB, Ltd.	2,188,585	71,089,938
	Adecco Group AG	399,943	27,107,957
*	Alcon, Inc.	63,250	4,770,978
*	Alcon, Inc.	498,598	37,450,014
	Baloise Holding AG	105,344	17,812,993
	Banque Cantonale Vaudoise	49,760	5,072,856
	Barry Callebaut AG	484	1,068,625
#	Chocoladefabriken Lindt & Spruengli AG	6	593,208
	Cie Financiere Richemont SA	797,506	81,845,468
#	Clariant AG	157,372	3,296,373
	Credit Suisse Group AG	1,363,427	14,288,682
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	12,631,266
	Julius Baer Group, Ltd.	716,015	45,064,143
	LafargeHolcim, Ltd.	937,531	57,852,878
	LafargeHolcim, Ltd.	375,078	23,137,682
	Novartis AG, Sponsored ADR	736,979	62,820,090
	Novartis AG	1,706,093	145,591,737
	Swatch Group AG (The)	47,812	14,654,689
	Swatch Group AG (The)	123,912	7,432,938
	Swiss Life Holding AG	69,548	33,885,969
	Swiss Prime Site AG	120,516	11,728,529
#	Swiss Re AG	364,647	33,854,231
	Swisscom AG	76,438	41,501,904
	UBS Group AG	6,275,625	95,832,542
# *	UBS Group AG	1,233,581	18,861,453
#	Vifor Pharma AG	55,433	7,989,181
	Zurich Insurance Group AG	392,769	161,136,799

TOTAL SWITZERLAND			1,038,373,123

UNITED KINGDOM — (13.4%)
	Anglo American P.L.C	2,093,465	88,763,804
	Antofagasta P.L.C	103,551	2,667,487

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Aviva P.L.C	16,319,347	$90,222,254
#	Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735
	Barclays P.L.C	191,609	463,879
	Barratt Developments P.L.C	968,048	10,321,556
#	BP P.L.C., Sponsored ADR	5,912,515	148,758,877
	BP P.L.C	5,808,183	24,315,058
#	British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576
	British American Tobacco P.L.C	3,024,009	112,200,846
*	BT Group P.L.C	19,964,328	45,537,489
*	Carnival P.L.C	102,449	2,394,909
# *	Carnival P.L.C., ADR	20,467	489,366
	DS Smith P.L.C	1,251,490	7,274,404
	Glencore P.L.C	26,692,936	108,731,557
	HSBC Holdings P.L.C	13,535,003	84,508,648
#	HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665
	J Sainsbury P.L.C	7,868,098	25,842,716
*	Kingfisher P.L.C	7,975,671	39,373,183
	Lloyds Banking Group P.L.C	177,386,266	111,235,263
#	Lloyds Banking Group P.L.C., ADR	1,844,768	4,593,472
	M&G P.L.C	2,396,918	7,194,624
	Melrose Industries P.L.C	4,863,312	10,948,257
	Natwest Group P.L.C	5,175,515	14,045,375
	Natwest Group P.L.C., Sponsored ADR	1,051,278	5,687,414
	Ninety One P.L.C	200,382	677,223
	Pearson P.L.C	309,149	3,546,577
#	Pearson P.L.C., Sponsored ADR	1,119,256	12,871,444
	Phoenix Group Holdings P.L.C	577,549	5,665,630
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626
	Royal Dutch Shell P.L.C., Class B	283,225	5,067,930
*	Royal Mail P.L.C	59,255	405,966
	Standard Chartered P.L.C	4,078,355	29,257,865
	Standard Life Aberdeen P.L.C	490,582	1,880,027
	Vodafone Group P.L.C	58,351,986	110,121,788
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264
	Wm Morrison Supermarkets P.L.C	9,034,593	21,698,211
#	WPP P.L.C., Sponsored ADR	150,428	10,156,899
	WPP P.L.C	2,296,513	30,961,852

TOTAL UNITED KINGDOM			1,736,710,716

UNITED STATES — (0.1%)
	Ovintiv, Inc.	513,177	12,270,504

TOTAL COMMON STOCKS			11,831,758,206

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
	Bayerische Motoren Werke AG	152,008	12,449,797
	Porsche Automobil Holding SE	307,547	32,420,506
	Volkswagen AG	601,156	156,516,650

TOTAL GERMANY			201,386,953

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	36,699	149,286

SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	2,063,196	881,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Credit Suisse Group AG Rights 05/06/21	1,363,427	$0

TOTAL SWITZERLAND			881,080

TOTAL RIGHTS/WARRANTS			1,030,366

TOTAL INVESTMENT SECURITIES (Cost $ 10,346,233,863)			12,034,175,525

			Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@ §	The DFA Short Term Investment Fund	78,318,758	906,148,026

TOTAL INVESTMENTS — (100.0%) (Cost $ 11,252,284,234)			$12,940,323,551

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$14,459,627	—	$14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	$6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080
Securities Lending Collateral	—	906,148,026	—	906,148,026
Futures Contracts**	4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
#	Aeria, Inc.	15,800	$88,507
	Akatsuki, Inc.	30,200	1,106,969
*	AlphaPolis Co., Ltd.	10,700	300,259
	Amuse, Inc.	12,600	258,502
#	AOI TYO Holdings, Inc.	139,131	778,623
	ARTERIA Networks Corp.	14,500	205,723
	Asahi Broadcasting Group Holdings Corp.	54,000	343,157
#	Asahi Net, Inc.	102,300	673,407
	Ateam, Inc.	77,600	1,247,217
*	Atrae, Inc.	66,000	1,014,977
	Avex, Inc.	239,800	3,280,826
*	Broadmedia Corp.	55,200	43,542
	Broccoli Co., Ltd.	2,900	43,468
	Carta Holdings, Inc.	8,700	121,700
#	Ceres, Inc.	24,900	833,069
	Daiichikosho Co., Ltd.	65,400	2,439,312
*	DeNA Co., Ltd.	115,900	2,371,235
	Digital Holdings, Inc.	4,900	84,105
	Dip Corp.	177,300	4,894,762
# *	Drecom Co., Ltd.	22,600	151,174
*	eBook Initiative Japan Co., Ltd.	14,200	326,545
	Extreme Co., Ltd.	17,300	206,804
#	Faith, Inc.	56,010	453,867
	FAN Communications, Inc.	300,200	1,070,282
	Fibergate, Inc.	19,700	272,214
# *	Freebit Co., Ltd.	55,300	455,576
# *	GA Technologies Co., Ltd.	2,400	45,148
	Gakken Holdings Co., Ltd.	121,800	1,541,537
	Gree, Inc.	730,600	3,822,172
#	Gumi, Inc.	32,700	384,404
	GungHo Online Entertainment, Inc.	122,800	2,335,959
*	Imagica Group, Inc.	105,100	488,311
	Imagineer Co., Ltd.	1,600	17,174
	Intage Holdings, Inc.	224,700	2,744,999
	Internet Initiative Japan, Inc.	252,800	5,632,352
	IPS, Inc.	10,900	251,317
	ITmedia, Inc.	30,000	527,515
*	Itokuro, Inc.	52,400	506,856
#	J-Stream, Inc.	9,500	415,253
	Kadokawa Corp.	5,916	235,853
*	KLab, Inc.	141,900	998,363
	LIFULL Co., Ltd.	327,500	1,171,354
	Macromill, Inc.	239,900	1,859,578
	MarkLines Co., Ltd.	67,000	1,770,450
	Marvelous, Inc.	197,300	1,516,167
	Members Co., Ltd.	45,500	1,058,222
	Mixi, Inc.	229,900	5,888,162
*	Mobile Factory, Inc.	10,500	140,078
	MTI, Ltd.	131,000	904,462
*	Mynet, Inc.	3,500	26,097
	Okinawa Cellular Telephone Co.	80,100	3,625,482
#	Orchestra Holdings, Inc.	3,000	78,918
# *	PR Times, Inc.	11,900	348,548
	Proto Corp.	155,200	1,651,360

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Septeni Holdings Co., Ltd.	85,300	$393,229
*	Shobunsha Holdings, Inc.	217,400	922,267
	SKY Perfect JSAT Holdings, Inc.	878,700	3,696,706
#	SoldOut, Inc.	6,300	89,388
	Tohokushinsha Film Corp.	90,500	579,339
#	Tokyu Recreation Co., Ltd.	19,200	851,219
#	Tow Co., Ltd.	263,700	764,273
	TV Asahi Holdings Corp.	32,600	597,474
	Tv Tokyo Holdings Corp.	83,500	1,692,741
#	Usen-Next Holdings Co., Ltd.	52,500	977,406
	ValueCommerce Co., Ltd.	102,100	3,274,035
	V-Cube, Inc.	80,700	2,106,353
	Vector, Inc.	192,300	1,652,286
*	Vision, Inc.	121,300	1,119,240
	Wowow, Inc.	35,500	865,049
	Zenrin Co., Ltd.	231,150	2,438,769

TOTAL COMMUNICATION SERVICES			85,071,687

CONSUMER DISCRETIONARY — (14.6%)
	Adastria Co., Ltd.	165,140	2,804,176
	Adventure, Inc.	8,800	500,135
	Aeon Fantasy Co., Ltd.	48,932	897,543
	Ahresty Corp.	152,700	651,586
*	Aigan Co., Ltd.	60,800	125,026
	Ainavo Holdings Co., Ltd.	5,600	56,591
	Aisan Industry Co., Ltd.	215,700	1,525,677
*	Akebono Brake Industry Co., Ltd.	225,300	380,132
#	Alleanza Holdings Co., Ltd.	80,800	897,646
	Alpen Co., Ltd.	107,200	2,286,152
	Alpha Corp.	41,000	446,696
	Amiyaki Tei Co., Ltd.	28,200	724,824
	AOKI Holdings, Inc.	246,900	1,371,920
# *	Aoyama Trading Co., Ltd.	275,000	2,079,602
	Arata Corp.	87,100	3,542,376
	Arcland Sakamoto Co., Ltd.	59,000	805,182
	Arcland Service Holdings Co., Ltd.	77,100	1,541,281
	Asahi Co., Ltd.	102,000	1,367,272
	Asante, Inc.	43,400	717,858
*	Ashimori Industry Co., Ltd.	29,499	274,372
	ASKUL Corp.	64,400	2,355,816
	Asti Corp.	19,400	385,369
#	Atom Corp.	648,000	4,449,366
*	Atsugi Co., Ltd.	103,500	512,084
	Aucnet, Inc.	28,200	334,413
	Autobacs Seven Co., Ltd.	459,900	6,160,935
#	Avantia Co., Ltd.	74,800	620,653
	Baroque Japan, Ltd.	91,600	631,900
# *	Beaglee, Inc.	35,300	436,429
#	Beauty Garage, Inc.	18,600	620,464
	Beenos, Inc.	7,100	194,984
	Belluna Co., Ltd.	340,500	3,603,457
	Benesse Holdings, Inc.	106,900	2,360,548
	Bic Camera, Inc.	208,500	2,152,154
#	Bookoff Group Holdings, Ltd.	66,600	597,763
#	Can Do Co., Ltd.	60,900	1,201,325
	Central Automotive Products, Ltd.	81,900	2,172,615
#	Central Sports Co., Ltd.	45,100	976,631
	Chieru Co., Ltd.	1,900	26,781
	Chiyoda Co., Ltd.	113,500	909,888

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	128,900	$2,398,169
#	Chuo Spring Co., Ltd.	76,000	668,535
	Cleanup Corp.	139,400	679,468
#	Colowide Co., Ltd.	77,200	1,299,065
	Corona Corp.	99,000	841,623
# *	Create Restaurants Holdings, Inc.	558,900	3,979,586
	Curves Holdings Co., Ltd.	253,600	1,911,136
	Daido Metal Co., Ltd.	256,600	1,307,343
*	Daidoh, Ltd.	97,800	160,986
	Daikoku Denki Co., Ltd.	56,400	472,567
	Daikyonishikawa Corp.	255,500	1,764,826
	Dainichi Co., Ltd.	65,200	479,874
*	Daisyo Corp.	4,400	40,282
	DCM Holdings Co., Ltd.	713,300	7,113,375
*	Descente, Ltd.	2,400	41,667
	Doshisha Co., Ltd.	158,100	2,660,727
	Doutor Nichires Holdings Co., Ltd.	179,486	2,679,730
#	Dynic Corp.	36,400	255,179
	Eagle Industry Co., Ltd.	165,900	1,761,453
	EAT& Holdings Co, Ltd.	33,000	548,050
#	EDION Corp.	514,500	5,472,221
	Edulab, Inc.	6,200	406,656
	Enigmo, Inc.	147,600	1,680,025
	ES-Con Japan, Ltd.	179,200	1,206,015
#	Eslead Corp.	45,200	653,931
	ESTELLE Holdings Co., Ltd.	12,600	72,110
	Exedy Corp.	178,100	2,557,093
	FCC Co., Ltd.	225,300	3,625,910
	Felissimo Corp.	17,800	202,724
	Fields Corp.	23,100	105,538
	Fine Sinter Co., Ltd.	10,300	161,441
#	First Juken Co., Ltd.	42,500	490,111
	First-corp, Inc.	45,300	311,755
	FJ Next Co., Ltd.	100,900	941,970
	Foster Electric Co., Ltd.	131,900	1,410,396
	F-Tech, Inc.	85,300	541,566
	Fuji Corp.	72,800	863,419
	Fuji Corp., Ltd.	168,200	1,055,893
	Fuji Kyuko Co., Ltd.	8,600	411,811
	Fujibo Holdings, Inc.	63,300	2,566,813
	Fujikura Composites, Inc.	127,100	550,454
#	Fujio Food Group, Inc.	28,900	377,172
	Fujishoji Co., Ltd.	51,200	416,081
	FuKoKu Co., Ltd.	66,400	480,037
*	Funai Electric Co., Ltd.	130,700	1,093,380
#	Furukawa Battery Co., Ltd. (The)	88,000	1,300,259
	Furyu Corp.	100,400	897,575
	Futaba Industrial Co., Ltd.	346,800	1,645,173
#	Gakkyusha Co., Ltd.	49,300	577,354
	Genki Sushi Co., Ltd.	29,900	657,236
	Geo Holdings Corp.	216,200	2,244,283
*	Gfoot Co., Ltd.	87,000	322,400
	GLOBERIDE, Inc.	53,899	2,125,118
# *	Gokurakuyu Holdings Co., Ltd.	47,400	133,249
	Golf Digest Online, Inc.	61,600	823,030
#	GSI Creos Corp.	63,184	677,119
	G-Tekt Corp.	147,400	1,879,733
	Gunze, Ltd.	103,400	3,664,303
	H2O Retailing Corp.	402,400	3,153,022

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hagihara Industries, Inc.	79,000	$1,024,950
*	Hakuyosha Co., Ltd.	12,900	275,587
#	Hamee Corp.	36,100	522,279
#	Handsman Co., Ltd.	39,600	610,816
	Happinet Corp.	100,700	1,359,368
#	Harada Industry Co., Ltd.	23,300	188,801
	Hard Off Corp. Co., Ltd.	58,800	412,084
#	Haruyama Holdings, Inc.	54,800	330,919
	Heian Ceremony Service Co., Ltd.	8,300	66,613
	Heiwa Corp.	77,200	1,308,764
	Hiday Hidaka Corp.	6,497	99,595
#	HI-LEX Corp.	115,600	1,761,658
#	Himaraya Co., Ltd.	32,100	281,584
	Hinokiya Group Co., Ltd.	700	16,258
# *	Hiramatsu, Inc.	104,300	145,977
# *	HIS Co., Ltd.	105,900	2,178,539
	H-One Co., Ltd.	136,000	980,905
#	Honeys Holdings Co., Ltd.	114,040	1,109,358
	Hoosiers Holdings	266,100	1,603,581
# *	Hotland Co., Ltd.	41,100	492,740
#	House Do Co., Ltd.	28,700	272,128
	IBJ, Inc.	86,800	715,422
	Ichibanya Co., Ltd.	96,058	4,233,446
	Ichikoh Industries, Ltd.	162,000	1,038,625
	IDOM, Inc.	399,100	2,310,154
	IJTT Co., Ltd.	143,880	723,276
#	Imasen Electric Industrial	30,100	194,942
	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	17,600	168,050
	Janome Sewing Machine Co., Ltd.	104,900	735,846
	Japan Best Rescue System Co., Ltd.	114,400	734,701
	Japan Wool Textile Co., Ltd. (The)	350,400	3,131,190
#	JFLA Holdings, Inc.	106,300	352,187
	JINS Holdings, Inc.	82,900	5,816,192
# *	Joban Kosan Co., Ltd.	42,799	552,122
	Joshin Denki Co., Ltd.	109,800	2,774,324
	Joyful Honda Co., Ltd.	22,700	279,599
	JP-Holdings, Inc.	339,700	963,913
	JVCKenwood Corp.	747,400	1,624,485
# *	Kasai Kogyo Co., Ltd.	159,200	633,060
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	990,099
#	Keiyo Co., Ltd.	245,000	1,601,403
	KeyHolder, Inc.	2,100	19,479
	KFC Holdings Japan, Ltd.	69,400	1,836,242
	King Co., Ltd.	54,100	258,379
*	Kintetsu Department Store Co., Ltd.	53,900	1,513,647
	Ki-Star Real Estate Co., Ltd.	50,600	1,693,663
	Kohnan Shoji Co., Ltd.	152,700	4,130,330
	Kojima Co., Ltd.	189,400	1,539,172
	Komatsu Matere Co., Ltd.	209,500	1,728,100
	KOMEDA Holdings Co., Ltd.	306,800	5,715,549
	Komehyo Holdings Co., Ltd.	39,800	343,108
	Komeri Co., Ltd.	210,400	5,401,255
#	Konaka Co., Ltd.	163,506	492,959
	Koshidaka Holdings Co., Ltd.	188,000	950,192
*	Kourakuen Holdings Corp.	700	10,231
#	KU Holdings Co., Ltd.	115,500	1,026,861
#	Kura Sushi, Inc.	38,600	1,352,505
	Kurabo Industries, Ltd.	121,000	2,010,632

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Kushikatsu Tanaka Holdings Co.	8,000	$126,050
*	KYB Corp.	133,400	3,566,753
	LEC, Inc.	156,800	1,640,227
	LITALICO, Inc.	42,200	1,812,874
#	Locondo, Inc.	20,800	325,252
	Look Holdings, Inc.	24,200	265,994
*	Mamiya-Op Co., Ltd.	25,100	167,610
	Mars Group Holdings Corp.	83,200	1,200,186
	Maruzen CHI Holdings Co., Ltd.	106,300	377,685
	Matsuoka Corp.	2,500	41,676
	Matsuyafoods Holdings Co., Ltd.	56,700	1,786,521
	Media Do Co., Ltd.	32,700	1,713,419
#	Meiko Network Japan Co., Ltd.	134,900	730,979
	Meiwa Estate Co., Ltd.	78,000	456,480
	Mikuni Corp.	154,900	418,715
# *	Mitsuba Corp.	209,590	1,263,813
	Mizuno Corp.	119,700	2,361,624
	Monogatari Corp. (The)	62,600	4,237,187
	Morito Co., Ltd.	105,900	585,897
	MrMax Holdings, Ltd.	158,200	943,265
	Murakami Corp.	30,200	868,407
	Musashi Seimitsu Industry Co., Ltd.	306,100	5,353,715
	Nafco Co., Ltd.	50,300	1,014,183
	Nagase Brothers, Inc.	200	10,327
	Nagawa Co., Ltd.	44,300	3,348,078
	Nakayamafuku Co., Ltd.	74,400	326,894
	New Art Holdings Co., Ltd.	8,934	82,777
	Nextage Co., Ltd.	193,700	3,066,530
	NHK Spring Co., Ltd.	624,900	4,615,116
#	Nichirin Co., Ltd.	61,160	960,548
#	Nihon House Holdings Co., Ltd.	283,600	838,516
	Nihon Plast Co., Ltd.	107,800	553,993
	Nihon Tokushu Toryo Co., Ltd.	79,400	738,806
	Nikki Co., Ltd.	2,100	36,262
	Nippon Felt Co., Ltd.	84,000	334,605
	Nippon Piston Ring Co., Ltd.	46,000	459,076
	Nippon Seiki Co., Ltd.	326,900	3,584,966
	Nishikawa Rubber Co., Ltd.	32,400	408,784
	Nishimatsuya Chain Co., Ltd.	254,500	3,992,983
	Nissan Shatai Co., Ltd.	500,500	3,226,079
#	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	365,351
	Nittan Valve Co., Ltd.	93,500	187,986
	Nojima Corp.	199,700	4,982,036
	NOK Corp.	76,700	988,503
	Ohashi Technica, Inc.	66,800	875,271
	Ohsho Food Service Corp.	84,200	4,316,313
*	Oisix ra daichi, Inc.	74,800	2,028,243
#	Onward Holdings Co., Ltd.	625,700	1,721,257
#	Ozu Corp.	19,000	372,933
	Pacific Industrial Co., Ltd.	286,700	3,083,545
	PAL GROUP Holdings Co., Ltd.	135,300	1,912,598
	PAPYLESS Co., Ltd.	33,000	617,837
#	Paris Miki Holdings, Inc.	131,400	320,334
#	PC Depot Corp.	183,381	761,795
	People Co., Ltd.	14,600	133,598
	Piolax, Inc.	198,100	2,700,055
	Plenus Co., Ltd.	54,000	1,000,199
	Press Kogyo Co., Ltd.	629,500	1,837,334
#	Pressance Corp.	92,900	1,365,938

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	QB Net Holdings Co., Ltd.	18,200	$293,396
	Raccoon Holdings, Inc.	90,200	2,616,422
*	Regal Corp.	1,500	27,329
	Renaissance, Inc.	74,700	769,390
	Resorttrust, Inc.	440,600	7,018,217
	Rhythm Co., Ltd.	43,600	311,644
#	Riberesute Corp.	46,100	366,905
	Ride On Express Holdings Co., Ltd.	46,900	720,454
# *	Right On Co., Ltd.	100,725	618,608
	Riken Corp.	59,500	1,275,567
	Riso Kyoiku Co., Ltd.	626,300	1,690,556
#	Rock Field Co., Ltd.	94,800	1,335,158
	Roland Corp.	1,300	54,511
	Round One Corp.	49,800	551,289
*	Royal Holdings Co., Ltd.	2,100	36,559
	Sac’s Bar Holdings, Inc.	125,350	714,192
	Saizeriya Co., Ltd.	191,100	4,194,461
	Sakai Ovex Co., Ltd.	31,499	855,596
	San Holdings, Inc.	61,300	590,945
# *	Sanden Holdings Corp.	8,800	29,281
	Sanei Architecture Planning Co., Ltd.	55,200	973,819
	Sangetsu Corp.	306,650	4,324,896
	Sankyo Co., Ltd.	114,400	2,958,015
	Sankyo Seiko Co., Ltd.	248,900	1,160,553
	Sanoh Industrial Co., Ltd.	157,800	1,662,466
	Sanyei Corp.	4,300	79,482
#	Sanyo Electric Railway Co., Ltd.	112,598	1,910,347
*	Sanyo Shokai, Ltd.	65,899	468,954
#	Scroll Corp.	182,600	1,670,672
	Seiko Holdings Corp.	165,881	2,929,577
	Seiren Co., Ltd.	305,700	5,292,998
*	Senshukai Co., Ltd.	174,600	623,031
*	Shidax Corp.	137,200	365,402
	Shikibo, Ltd.	65,500	560,290
	Shimojima Co., Ltd.	46,100	487,634
	Shoei Co., Ltd.	153,500	5,824,588
*	Silver Life Co., Ltd.	2,000	44,928
	Snow Peak, Inc.	65,500	2,326,830
	SNT Corp.	197,100	464,753
	Soft99 Corp.	83,400	982,696
	Sotoh Co., Ltd.	47,400	345,854
	Space Value Holdings Co., Ltd.	199,500	1,361,435
	SPK Corp.	45,400	541,172
*	SRS Holdings Co., Ltd.	47,600	354,921
	St Marc Holdings Co., Ltd.	100,800	1,561,740
	Step Co., Ltd.	61,500	911,401
	Studio Alice Co., Ltd.	52,700	1,120,264
	Suminoe Textile Co., Ltd.	32,800	601,221
	Sumitomo Riko Co., Ltd.	254,600	1,652,755
	Suncall Corp.	129,600	530,799
	Syuppin Co., Ltd.	124,400	1,325,319
*	T RAD Co., Ltd.	37,900	658,789
	Tachikawa Corp.	69,800	827,804
	Tachi-S Co., Ltd.	198,640	2,066,147
	Taiho Kogyo Co., Ltd.	113,300	1,000,540
	Takashimaya Co., Ltd.	701,000	7,749,399
*	Take And Give Needs Co., Ltd.	65,910	497,490
	Takihyo Co., Ltd.	30,600	521,993
	Tama Home Co., Ltd.	91,000	2,108,707

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tamron Co., Ltd.	106,900	$2,318,096
	Tbk Co., Ltd.	155,300	585,734
#	Tear Corp.	60,900	275,591
	Temairazu, Inc.	5,400	273,135
	Tenpos Holdings Co., Ltd.	10,600	210,244
	T-Gaia Corp.	132,300	2,269,482
#	Tigers Polymer Corp.	79,800	328,847
	Toa Corp.	161,700	1,256,528
	Toabo Corp.	45,799	192,222
	Tokai Rika Co., Ltd.	322,000	5,212,747
	Token Corp.	47,650	4,255,529
*	Tokyo Base Co., Ltd.	106,600	668,698
	Tokyo Individualized Educational Institute, Inc.	78,300	410,634
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	137,999
	Tokyotokeiba Co., Ltd.	76,000	4,115,177
	Tomy Co., Ltd.	565,593	4,856,613
	Topre Corp.	227,500	3,044,852
# *	Toridoll Holdings Corp.	288,200	4,550,448
# *	Torikizoku Holdings Co., Ltd.	27,900	405,211
	Tosho Co., Ltd.	96,100	1,576,358
	Toyo Tire Corp.	41,000	750,145
	TPR Co., Ltd.	157,300	2,257,427
	Treasure Factory Co., Ltd.	10,300	101,503
	TS Tech Co., Ltd.	279,186	3,892,608
*	TSI Holdings Co., Ltd.	333,495	990,222
*	Tsukada Global Holdings, Inc.	86,100	267,797
#	Tsukamoto Corp. Co., Ltd.	18,100	226,178
	Tsutsumi Jewelry Co., Ltd.	41,500	884,348
	Unipres Corp.	242,900	2,331,593
*	United Arrows, Ltd.	137,000	2,408,185
*	Unitika, Ltd.	265,600	926,062
*	Universal Entertainment Corp.	56,800	1,381,769
*	Village Vanguard Co., Ltd.	35,500	318,182
	VT Holdings Co., Ltd.	536,700	2,069,761
	Wacoal Holdings Corp.	271,900	6,138,062
#	Waseda Academy Co., Ltd.	30,400	246,795
	Watts Co., Ltd.	52,100	424,671
	Weds Co., Ltd.	14,500	71,268
*	World Co., Ltd.	25,300	324,093
	Xebio Holdings Co., Ltd.	158,600	1,256,924
#	Yachiyo Industry Co., Ltd.	40,800	242,174
#	Yagi & Co., Ltd.	18,600	245,852
	Yamato International, Inc.	100,500	300,893
	Yasunaga Corp.	53,200	564,868
	Yellow Hat, Ltd.	225,100	3,785,199
	Yondoshi Holdings, Inc.	106,520	1,808,274
	Yorozu Corp.	135,600	1,469,373
	Yutaka Giken Co., Ltd.	8,700	146,948

TOTAL CONSUMER DISCRETIONARY			452,264,941

CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	196,000	1,937,193
	AFC-HD AMS Life Science Co., Ltd.	48,300	442,652
#	Ain Holdings, Inc.	31,400	1,742,822
	Albis Co., Ltd.	38,700	836,828
	Arcs Co., Ltd.	274,400	5,905,024
	Artnature, Inc.	116,400	706,097
	Axial Retailing, Inc.	105,200	4,207,293
	Belc Co., Ltd.	67,800	3,598,230

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Bourbon Corp.	50,700	$986,843
	Bull-Dog Sauce Co., Ltd.	3,000	63,907
	Cawachi, Ltd.	55,400	1,191,689
# *	C’BON COSMETICS Co., Ltd.	10,800	193,325
	Chubu Shiryo Co., Ltd.	153,500	1,915,401
	Chuo Gyorui Co., Ltd.	9,800	275,425
#	cocokara fine, Inc.	127,060	8,615,419
	Como Co., Ltd.	2,600	61,681
#	Cota Co., Ltd.	100,365	1,380,493
	Create SD Holdings Co., Ltd.	69,500	2,107,378
	Daikokutenbussan Co., Ltd.	35,500	2,652,360
	Delica Foods Holdings Co., Ltd.	66,400	382,121
	DyDo Group Holdings, Inc.	58,800	2,726,489
	Earth Corp.	43,800	2,416,610
	Ebara Foods Industry, Inc.	27,900	671,471
	Eco’s Co., Ltd.	43,100	730,010
	Ensuiko Sugar Refining Co., Ltd.	86,200	181,664
	Feed One Co., Ltd.	155,448	1,222,711
*	First Baking Co., Ltd.	12,000	104,708
	Fuji Co., Ltd.	118,700	2,243,596
	Fuji Oil Holdings, Inc.	15,600	402,003
	Fujicco Co., Ltd.	125,300	2,201,422
	Fujiya Co., Ltd.	67,800	1,329,581
	G-7 Holdings, Inc.	69,600	1,854,331
	Genky DrugStores Co., Ltd.	49,800	1,513,902
#	HABA Laboratories, Inc.	15,000	616,241
	Hagoromo Foods Corp.	17,900	512,190
#	Halows Co., Ltd.	51,800	1,390,526
	Hayashikane Sangyo Co., Ltd.	29,400	165,851
	Heiwado Co., Ltd.	194,900	3,962,777
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	711,132
	Hokuto Corp.	135,500	2,463,935
	Ichimasa Kamaboko Co., Ltd.	37,500	427,957
	Imuraya Group Co., Ltd.	60,500	1,327,293
	Inageya Co., Ltd.	8,200	119,619
	Itochu-Shokuhin Co., Ltd.	35,100	1,585,441
	Itoham Yonekyu Holdings, Inc.	366,500	2,357,815
	Iwatsuka Confectionery Co., Ltd.	7,700	304,965
	JM Holdings Co., Ltd.	71,100	1,342,943
	J-Oil Mills, Inc.	128,200	2,166,319
	Kadoya Sesame Mills, Inc.	15,600	599,565
	Kakiyasu Honten Co., Ltd.	52,800	1,197,237
	Kameda Seika Co., Ltd.	83,900	3,526,294
	Kaneko Seeds Co., Ltd.	41,300	593,859
	Kansai Super Market, Ltd.	89,900	849,924
	Kato Sangyo Co., Ltd.	159,400	4,676,387
	Kenko Mayonnaise Co., Ltd.	79,700	1,264,824
	Key Coffee, Inc.	4,900	92,615
	Kitanotatsujin Corp.	258,100	1,202,477
	KOIKE YA, Inc.	300	13,946
#	Kotobuki Spirits Co., Ltd.	30,200	1,812,275
	Kusuri no Aoki Holdings Co., Ltd.	5,100	357,651
#	Kyokuyo Co., Ltd.	63,799	1,709,891
	Lacto Japan Co., Ltd.	32,000	807,005
	Life Corp.	44,800	1,461,772
	Mandom Corp.	19,100	357,984
	Marudai Food Co., Ltd.	136,300	2,092,236
	Maruha Nichiro Corp.	197,607	4,524,431
	Maxvalu Tokai Co., Ltd.	45,200	1,024,238

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Medical System Network Co., Ltd.	161,200	$1,216,252
	Megmilk Snow Brand Co., Ltd.	277,400	5,565,323
	Meito Sangyo Co., Ltd.	57,500	787,030
	Milbon Co., Ltd.	154,752	8,240,221
	Ministop Co., Ltd.	90,500	1,179,959
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,888,957
	Mitsui Sugar Co., Ltd.	104,670	1,731,264
	Miyoshi Oil & Fat Co., Ltd.	42,900	475,779
	Morinaga & Co., Ltd.	70,200	2,339,074
	Morinaga Milk Industry Co., Ltd.	82,500	4,511,008
	Morozoff, Ltd.	18,900	928,207
	Nagatanien Holdings Co., Ltd.	76,300	1,542,551
	Nakamuraya Co., Ltd.	28,400	987,796
	Natori Co., Ltd.	64,300	1,122,179
	Nichimo Co., Ltd.	17,000	303,285
	Nihon Chouzai Co., Ltd.	68,420	1,109,895
#	Niitaka Co., Ltd.	2,860	68,025
	Nippn Corp.	376,800	5,380,613
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	977,819
	Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265
	Nishimoto Co., Ltd.	13,300	311,383
	Nisshin Oillio Group, Ltd. (The)	171,400	4,820,699
	Nissin Sugar Co., Ltd.	104,400	1,680,248
	Nitto Fuji Flour Milling Co., Ltd.	8,100	541,582
	Noevir Holdings Co., Ltd.	54,300	2,394,626
	Oenon Holdings, Inc.	317,700	1,126,932
#	OIE Sangyo Co., Ltd.	22,000	241,357
	Okuwa Co., Ltd.	153,500	1,646,161
#	Olympic Group Corp.	52,200	366,089
	OUG Holdings, Inc.	19,800	504,423
	Pickles Corp.	24,200	744,267
	Prima Meat Packers, Ltd.	172,000	5,433,935
	Qol Holdings Co., Ltd.	162,300	2,038,596
#	Retail Partners Co., Ltd.	107,600	1,186,746
	Riken Vitamin Co., Ltd.	150,100	1,868,611
	Rokko Butter Co., Ltd.	82,400	1,198,785
	S Foods, Inc.	116,762	3,475,191
#	S&B Foods, Inc.	42,798	1,911,787
#	Sagami Rubber Industries Co., Ltd.	57,700	553,587
	Sakata Seed Corp.	14,000	493,680
	San-A Co., Ltd.	114,500	4,397,166
	Sapporo Holdings, Ltd.	314,800	6,279,344
	Sato Foods Co., Ltd.	800	35,855
	Satudora Holdings Co., Ltd.	1,300	27,152
	Shinobu Foods Products Co., Ltd.	1,600	8,596
#	Shoei Foods Corp.	68,000	2,498,111
#	Showa Sangyo Co., Ltd.	115,200	3,114,735
#	Soiken Holdings, Inc.	24,200	119,750
	ST Corp.	18,900	313,417
	Starzen Co., Ltd.	90,600	1,841,349
*	Toho Co., Ltd.	49,900	787,725
#	Torigoe Co., Ltd. (The)	94,500	694,972
	Toyo Sugar Refining Co., Ltd.	14,500	158,622
	Transaction Co., Ltd.	89,700	1,066,202
	United Super Markets Holdings, Inc.	365,600	3,699,072
	Valor Holdings Co., Ltd.	237,700	5,077,917
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,510,391
	Watahan & Co., Ltd.	97,400	1,149,736
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	556,755

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	YAKUODO Holdings Co., Ltd.	70,500	$1,522,662
	Yamami Co	1,200	23,276
#	YA-MAN, Ltd.	149,500	2,041,842
	Yamatane Corp.	61,600	815,044
#	Yamaya Corp.	25,000	529,012
#	Yamazawa Co., Ltd.	11,800	184,599
	Yokohama Reito Co., Ltd.	325,000	2,605,381
	Yomeishu Seizo Co., Ltd.	48,700	824,621
*	Yoshimura Food Holdings KK	5,300	40,574
# *	Yuasa Funashoku Co., Ltd.	14,300	393,762
	Yutaka Foods Corp.	3,900	68,303

TOTAL CONSUMER STAPLES			229,108,424

ENERGY — (1.1%)
	BP Castrol K.K	44,100	564,777
	Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906
	Fuji Kosan Co., Ltd.	4,400	51,432
*	Fuji Oil Co., Ltd.	292,200	619,319
	Itochu Enex Co., Ltd.	351,400	3,352,160
	Japan Oil Transportation Co., Ltd.	15,500	371,934
	Japan Petroleum Exploration Co., Ltd.	230,100	4,265,780
	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,683,161
	Modec, Inc.	128,800	2,454,194
	Nippon Coke & Engineering Co., Ltd.	978,100	894,662
	Sala Corp.	324,100	1,805,333
#	San-Ai Oil Co., Ltd.	397,800	4,463,489
	Sinanen Holdings Co., Ltd.	47,500	1,296,147
	Toa Oil Co., Ltd.	46,200	1,147,079
	Toyo Kanetsu K.K	48,700	1,116,027

TOTAL ENERGY			32,471,400

FINANCIALS — (8.6%)
	77 Bank, Ltd. (The)	366,652	4,604,929
#	Advance Create Co., Ltd.	63,400	611,343
	Aichi Bank, Ltd. (The)	49,700	1,271,158
	Aiful Corp.	1,614,500	4,644,954
#	Aizawa Securities Co., Ltd.	216,100	1,888,696
	Akatsuki Corp.	118,100	376,698
	Akita Bank, Ltd. (The)	93,540	1,175,831
*	Anicom Holdings, Inc.	33,600	312,303
	Aomori Bank, Ltd. (The)	125,800	2,628,989
	Aozora Bank, Ltd.	58,800	1,266,018
*	Aruhi Corp.	16,500	266,273
	Asax Co., Ltd.	9,300	58,360
	Awa Bank, Ltd. (The)	244,200	4,928,029
	Bank of Iwate, Ltd. (The)	92,600	1,720,810
#	Bank of Kochi, Ltd. (The)	54,300	410,074
	Bank of Nagoya, Ltd. (The)	76,330	1,898,825
	Bank of Okinawa, Ltd. (The)	146,260	3,587,325
	Bank of Saga, Ltd. (The)	84,120	1,042,043
	Bank of the Ryukyus, Ltd.	237,880	1,526,661
#	Bank of Toyama, Ltd. (The)	14,500	366,290
#	Casa, Inc.	3,200	26,711
	Chiba Kogyo Bank, Ltd. (The)	285,900	688,752
	Chugoku Bank, Ltd. (The)	559,500	4,429,279
	Chukyo Bank, Ltd. (The)	70,400	1,076,886
	Credit Saison Co., Ltd.	218,300	2,516,671
	Daishi Hokuetsu Financial Group, Inc.	273,200	5,876,283

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Daito Bank, Ltd. (The)	62,600	$348,839
*	Dream Incubator, Inc.	900	8,264
	eGuarantee, Inc.	178,100	3,425,924
	Ehime Bank, Ltd. (The)	216,700	1,785,632
	Entrust, Inc.	28,900	168,672
	FIDEA Holdings Co., Ltd.	1,258,300	1,428,369
	Financial Products Group Co., Ltd.	109,100	724,234
#	First Bank of Toyama, Ltd. (The)	294,300	754,129
	First Brothers Co., Ltd.	31,900	289,486
	Fukui Bank, Ltd. (The)	149,100	2,323,651
# *	Fukushima Bank, Ltd. (The)	17,200	35,555
	Fuyo General Lease Co., Ltd.	115,400	7,688,690
	GCA Corp.	125,600	930,395
#	GMO Financial Holdings, Inc.	252,300	1,945,022
	Gunma Bank, Ltd. (The)	1,786,640	5,844,737
	Hachijuni Bank, Ltd. (The)	878,900	3,004,812
	Hirogin Holdings, Inc.	1,301,600	7,195,061
*	Hirose Tusyo, Inc.	20,800	406,783
	Hokkoku Bank, Ltd. (The)	153,300	3,413,891
	Hokuhoku Financial Group, Inc.	834,800	7,033,912
	Hyakugo Bank, Ltd. (The)	1,446,009	4,196,023
	Hyakujushi Bank, Ltd. (The)	155,600	2,170,534
	Ichiyoshi Securities Co., Ltd.	219,700	1,246,418
	IwaiCosmo Holdings, Inc.	121,900	1,984,304
	Iyo Bank, Ltd. (The)	916,018	5,052,461
# *	J Trust Co., Ltd.	335,100	735,760
	Jaccs Co., Ltd.	138,700	2,712,637
#	Jafco Group Co., Ltd.	204,100	14,692,737
*	Japan Asia Investment Co., Ltd.	93,300	212,604
	Japan Investment Adviser Co., Ltd.	70,300	1,036,009
	Japan Securities Finance Co., Ltd.	611,800	4,514,574
#	Jimoto Holdings, Inc.	102,850	648,958
	Juroku Bank, Ltd. (The)	194,300	3,586,933
	Keiyo Bank, Ltd. (The)	724,800	2,753,509
	Kita-Nippon Bank, Ltd. (The)	47,106	769,294
	Kiyo Bank, Ltd. (The)	434,090	5,709,449
	Kyokuto Securities Co., Ltd.	146,800	1,077,777
	Kyushu Financial Group, Inc.	1,291,727	5,031,193
#	Kyushu Leasing Service Co., Ltd.	34,000	210,732
*	M&A Capital Partners Co., Ltd.	82,500	3,813,776
	Marusan Securities Co., Ltd.	363,500	2,108,479
	Matsui Securities Co., Ltd.	172,400	1,353,482
#	Mercuria Investment Co., Ltd.	70,500	514,534
	Michinoku Bank, Ltd. (The)	269,198	2,464,096
#	Minkabu The Infonoid, Inc.	21,700	747,067
#	Mito Securities Co., Ltd.	359,500	1,008,423
	Miyazaki Bank, Ltd. (The)	108,900	2,200,673
	Mizuho Leasing Co., Ltd.	189,600	5,673,137
	Monex Group, Inc.	954,600	7,374,895
#	Money Partners Group Co., Ltd.	149,100	341,950
	Mortgage Service Japan, Ltd.	5,600	52,511
	Musashino Bank, Ltd. (The)	206,800	3,078,321
	Nagano Bank, Ltd. (The)	51,899	554,497
	Nanto Bank, Ltd. (The)	193,100	3,229,059
	NEC Capital Solutions, Ltd.	55,100	1,023,847
	NFC Holdings, Inc.	4,200	84,351
	Nishi-Nippon Financial Holdings, Inc.	848,600	5,452,810
#	North Pacific Bank, Ltd.	1,842,500	4,763,409
# *	OAK Capital Corp.	319,800	272,439

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	239,400	$4,303,497
	Oita Bank, Ltd. (The)	89,099	1,536,092
#	Okasan Securities Group, Inc.	1,076,200	4,476,112
	Orient Corp.	368,800	503,747
	Premium Group Co., Ltd.	11,400	263,819
	Ricoh Leasing Co., Ltd.	93,200	2,956,713
	San ju San Financial Group, Inc.	126,510	1,500,431
	San-In Godo Bank, Ltd. (The)	980,700	4,502,040
#	Sawada Holdings Co., Ltd.	152,200	997,315
	Senshu Ikeda Holdings, Inc.	1,375,518	2,126,499
	Shiga Bank, Ltd. (The)	304,000	6,008,216
	Shikoku Bank, Ltd. (The)	265,100	1,694,861
	Shimizu Bank, Ltd. (The)	54,600	791,333
	Sparx Group Co., Ltd.	604,900	1,581,338
	Strike Co., Ltd.	47,700	1,996,769
	Suruga Bank, Ltd.	241,800	866,546
	Taiko Bank, Ltd. (The)	41,800	565,912
	Tochigi Bank, Ltd. (The)	610,200	971,985
#	Toho Bank, Ltd. (The)	1,298,700	2,531,639
	Tohoku Bank, Ltd. (The)	64,700	614,102
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	4,846,833
	Tokyo Kiraboshi Financial Group, Inc.	170,738	1,857,389
	Tomato Bank, Ltd.	54,500	512,791
	TOMONY Holdings, Inc.	954,550	2,570,948
	Tottori Bank, Ltd. (The)	56,400	578,978
	Towa Bank, Ltd. (The)	184,000	1,022,718
#	Toyo Securities Co., Ltd.	378,800	583,433
	Traders Holdings Co., Ltd.	13,720	42,796
#	Tsukuba Bank, Ltd.	402,600	626,557
	Yamagata Bank, Ltd. (The)	181,000	1,664,451
	Yamaguchi Financial Group, Inc.	1,109,872	6,564,699
	Yamanashi Chuo Bank, Ltd. (The)	180,400	1,365,166

TOTAL FINANCIALS			265,435,636

HEALTH CARE — (4.6%)
	Advantage Risk Management Co., Ltd.	38,800	254,339
	ASKA Pharmaceutical Holdings Co., Ltd.	161,700	2,032,241
	Biofermin Pharmaceutical Co., Ltd.	28,700	786,607
	BML, Inc.	152,200	5,265,457
	Carenet, Inc.	25,600	1,114,002
	CE Holdings Co., Ltd.	3,400	18,983
	Charm Care Corp. KK.	57,500	641,411
	CMIC Holdings Co., Ltd.	60,600	886,925
	Create Medic Co., Ltd.	38,700	355,696
	Daiken Medical Co., Ltd.	111,400	573,669
	Daito Pharmaceutical Co., Ltd.	77,380	2,455,197
#	Dvx, Inc.	44,300	390,757
	Eiken Chemical Co., Ltd.	198,100	3,948,924
	Elan Corp.	172,200	2,049,633
	EM Systems Co., Ltd.	241,300	1,801,850
	EPS Holdings, Inc.	196,700	2,107,034
	FALCO HOLDINGS Co., Ltd.	53,300	814,333
	FINDEX, Inc.	94,500	1,032,524
	France Bed Holdings Co., Ltd.	153,900	1,271,075
	Fuji Pharma Co., Ltd.	99,100	1,085,263
	Fukuda Denshi Co., Ltd.	57,200	4,545,159
	Fuso Pharmaceutical Industries, Ltd.	45,600	985,524
#	H.U. Group Holdings, Inc.	336,700	11,014,401
	Hogy Medical Co., Ltd.	84,200	2,544,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	I’rom Group Co., Ltd.	31,800	$709,091
	Iwaki & Co., Ltd.	156,700	1,050,900
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	172,103
*	Japan Hospice Holdings, Inc.	1,100	25,175
	Japan Lifeline Co., Ltd.	387,300	5,458,397
	Japan Medical Dynamic Marketing, Inc.	99,300	1,920,183
	Jeol, Ltd.	168,400	9,469,622
#	JMS Co., Ltd.	96,557	893,050
	Kaken Pharmaceutical Co., Ltd.	75,700	3,121,163
	Kanamic Network Co., Ltd.	106,000	648,833
	Kissei Pharmaceutical Co., Ltd.	171,000	3,474,817
	KYORIN Holdings, Inc.	256,000	4,484,768
	Linical Co., Ltd.	75,200	486,996
	Medical Data Vision Co., Ltd.	152,500	2,666,642
	Medikit Co., Ltd.	2,000	59,101
#	Medius Holdings Co., Ltd.	67,100	594,099
*	MedPeer, Inc.	13,900	728,533
	Menicon Co., Ltd.	44,400	2,700,690
	Mizuho Medy Co., Ltd.	22,400	798,671
	Mochida Pharmaceutical Co., Ltd.	19,298	673,009
	Nagaileben Co., Ltd.	1,100	25,785
	Nakanishi, Inc.	166,000	3,403,520
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	2,727,668
	Nippon Chemiphar Co., Ltd.	13,400	277,712
	Nipro Corp.	581,300	6,996,169
	Nissui Pharmaceutical Co., Ltd.	78,000	702,798
	Paramount Bed Holdings Co., Ltd.	268,800	5,333,697
	Rion Co., Ltd.	52,100	1,359,985
	Sawai Group Holdings Co., Ltd.	78,700	3,787,739
#	Seed Co., Ltd.	72,900	489,321
	Seikagaku Corp.	248,900	2,285,579
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	275,545
	Shofu, Inc.	69,200	1,271,318
#	Software Service, Inc.	19,700	1,846,580
	Solasto Corp.	318,000	4,142,635
	St-Care Holding Corp.	87,200	940,324
#	Taiko Pharmaceutical Co., Ltd.	55,900	606,708
	Techno Medica Co., Ltd.	13,800	205,266
	Toho Holdings Co., Ltd.	292,000	4,940,134
	Tokai Corp.	139,800	3,075,046
	Torii Pharmaceutical Co., Ltd.	96,100	2,266,859
	Towa Pharmaceutical Co., Ltd.	175,400	3,631,684
#	Value HR Co., Ltd.	46,400	699,064
	Vital KSK Holdings, Inc.	272,800	1,753,463
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	352,711
	WIN-Partners Co., Ltd.	113,300	1,018,543
	ZERIA Pharmaceutical Co., Ltd.	4,100	73,327

TOTAL HEALTH CARE			142,600,303

INDUSTRIALS — (30.2%)
#	A&A Material Corp.	26,000	237,279
#	Abist Co., Ltd.	19,600	529,685
	Advan Co., Ltd.	149,900	1,277,494
	Advanex, Inc.	17,999	247,387
	Aeon Delight Co., Ltd.	90,100	2,749,087
	Aichi Corp.	239,900	1,871,068
	Aida Engineering, Ltd.	315,900	2,655,682
	Ajis Co., Ltd.	28,900	972,058
	Alconix Corp.	151,600	2,085,983

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Alinco, Inc.	80,500	$735,561
#	Alps Logistics Co., Ltd.	111,600	954,240
	Altech Co., Ltd.	10,900	31,081
	Altech Corp.	114,470	2,101,013
	Anest Iwata Corp.	216,200	1,928,968
	Asahi Diamond Industrial Co., Ltd.	342,600	1,589,396
#	Asahi Kogyosha Co., Ltd.	25,700	672,413
	Asanuma Corp.	44,000	1,788,923
#	Asukanet Co., Ltd.	56,500	514,145
	Bando Chemical Industries, Ltd.	215,300	1,405,941
	BeNEXT Group, Inc.	305,996	3,993,869
#	Br Holdings Corp.	188,100	966,752
	Bunka Shutter Co., Ltd.	366,000	3,204,018
	Canare Electric Co., Ltd.	20,300	326,456
	Career Design Center Co., Ltd.	23,900	229,614
	Central Glass Co., Ltd.	229,300	4,727,591
	Central Security Patrols Co., Ltd.	53,000	1,421,161
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,638,123
	Chiyoda Integre Co., Ltd.	71,700	1,231,513
	Chodai Co., Ltd.	6,800	107,170
	Chori Co., Ltd.	73,000	1,003,095
	Chudenko Corp.	202,600	4,304,460
#	Chugai Ro Co., Ltd.	36,600	711,663
	Chuo Warehouse Co., Ltd.	21,000	209,214
	CKD Corp.	56,600	1,192,477
	CMC Corp.	14,600	307,524
	Comany, Inc.	4,700	45,706
	Cosel Co., Ltd.	164,300	1,596,427
	Creek & River Co., Ltd.	57,400	816,410
	CTI Engineering Co., Ltd.	72,000	1,626,391
	CTS Co., Ltd.	166,400	1,289,046
	Dai-Dan Co., Ltd.	99,100	2,477,738
	Daido Kogyo Co., Ltd.	46,500	362,016
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	556,950
	Daihen Corp.	133,400	5,830,720
	Daiho Corp.	99,500	3,601,982
	Dai-Ichi Cutter Kogyo K.K	44,000	558,530
	Daiichi Jitsugyo Co., Ltd.	54,700	2,109,297
	Daiichi Kensetsu Corp.	31,000	566,169
	Daiki Axis Co., Ltd.	41,900	348,221
*	Daiohs Corp.	22,100	199,068
	Daiseki Co., Ltd.	243,963	9,193,994
#	Daiseki Eco. Solution Co., Ltd.	11,759	108,068
	Daisue Construction Co., Ltd.	48,200	424,614
	Daiwa Industries, Ltd.	216,200	2,205,981
	Denyo Co., Ltd.	108,700	1,990,461
#	DMG Mori Co., Ltd.	673,200	10,884,925
	DMW Corp.	4,800	158,546
	Duskin Co., Ltd.	285,100	6,771,929
	Ebara Jitsugyo Co., Ltd.	36,200	1,601,871
	Eidai Co., Ltd.	184,700	545,904
	EJ Holdings, Inc.	4,200	41,043
	Endo Lighting Corp.	33,400	207,790
	en-japan, Inc.	58,600	1,777,542
	Enshu, Ltd.	26,199	219,936
	EPCO Co., Ltd.	20,200	174,021
	ERI Holdings Co., Ltd.	1,500	8,206
	Escrow Agent Japan, Inc.	136,700	321,523
	F&M Co., Ltd.	41,700	602,608

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	FDK Corp.	47,198	$605,465
#	Freund Corp.	75,600	527,189
	Fudo Tetra Corp.	109,680	1,868,769
	Fuji Corp.	248,600	6,617,408
	Fuji Die Co., Ltd.	55,300	334,173
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	28,532
*	Fujikura, Ltd.	1,545,600	7,967,252
	Fujimak Corp.	12,600	86,614
	Fujisash Co., Ltd.	573,900	414,789
	Fujitec Co., Ltd.	264,100	5,971,738
	Fukuda Corp.	59,200	2,546,602
*	Fukushima Galilei Co., Ltd.	84,100	3,092,675
	Fukuvi Chemical Industry Co., Ltd.	10,600	52,420
	Fukuyama Transporting Co., Ltd.	24,057	923,205
	FULLCAST Holdings Co., Ltd.	133,200	2,317,544
	Funai Soken Holdings, Inc.	249,470	4,427,951
	Furukawa Co., Ltd.	204,200	2,312,798
	Furukawa Electric Co., Ltd.	401,200	10,641,769
	Furusato Industries, Ltd.	65,000	767,046
	Futaba Corp.	225,900	1,780,268
	Gecoss Corp.	95,900	784,467
	Giken, Ltd.	82,700	3,538,733
	Glory, Ltd.	278,555	5,980,456
*	Grace Technology, Inc.	108,600	2,652,363
#	gremz, Inc.	14,800	251,380
	GS Yuasa Corp.	318,683	8,626,303
	Hamakyorex Co., Ltd.	109,500	3,081,457
	Hanwa Co., Ltd.	232,200	6,899,812
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	97,649
	Hazama Ando Corp.	1,302,400	9,939,460
	Helios Techno Holding Co., Ltd.	109,800	359,637
	Hibiya Engineering, Ltd.	122,300	2,075,871
	Hirakawa Hewtech Corp.	70,800	854,954
	Hirano Tecseed Co., Ltd.	62,500	1,534,077
	Hirata Corp.	7,000	460,729
	Hisaka Works, Ltd.	127,300	971,061
	Hitachi Zosen Corp.	1,071,679	8,104,750
	Hito Communications Holdings, Inc.	43,900	829,485
	Hokuetsu Industries Co., Ltd.	140,700	1,365,702
	Hokuriku Electrical Construction Co., Ltd.	74,200	771,470
	Hosokawa Micron Corp.	45,600	2,596,168
#	Howa Machinery, Ltd.	62,700	527,712
#	Ichikawa Co., Ltd.	1,000	12,005
	Ichiken Co., Ltd.	33,600	578,832
	Ichinen Holdings Co., Ltd.	137,500	1,603,548
	Idec Corp.	204,800	3,142,600
#	Ihara Science Corp.	52,200	813,149
	Iino Kaiun Kaisha, Ltd.	573,100	2,865,305
	Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968
	Inaba Seisakusho Co., Ltd.	62,800	842,797
	Inabata & Co., Ltd.	296,500	4,467,696
	Insource Co., Ltd.	112,750	2,527,750
#	Inui Global Logistics Co., Ltd.	81,480	835,177
*	Iseki & Co., Ltd.	124,500	1,771,362
	Ishii Iron Works Co., Ltd.	11,000	291,797
	Isolite Insulating Products Co., Ltd.	48,000	277,587
	Itoki Corp.	228,600	782,665
	Iwaki Co., Ltd.	41,000	355,459
	Iwasaki Electric Co., Ltd.	39,400	536,928

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	JAC Recruitment Co., Ltd.	100,900	$1,567,494
*	Jalux, Inc.	38,600	578,639
*	Jamco Corp.	69,800	587,187
#	Japan Asia Group, Ltd.	176,800	1,492,139
	Japan Elevator Service Holdings Co., Ltd.	286,800	5,755,425
	Japan Foundation Engineering Co., Ltd.	128,800	578,814
	Japan Pulp & Paper Co., Ltd.	77,600	2,576,043
	Japan Steel Works, Ltd. (The)	389,300	9,456,968
	Japan Transcity Corp.	251,200	1,140,288
	JDC Corp.	15,000	82,157
	JK Holdings Co., Ltd.	94,440	689,847
*	JTOWER, Inc.	3,500	250,024
	Juki Corp.	185,300	1,464,710
	Kamei Corp.	154,500	1,584,870
	Kanaden Corp.	118,500	1,217,065
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,420,519
	Kaname Kogyo Co., Ltd.	1,300	11,102
#	Kanamoto Co., Ltd.	205,200	5,034,080
	Kandenko Co., Ltd.	400,000	3,419,341
	Kanematsu Corp.	521,625	6,875,821
	Katakura Industries Co., Ltd.	152,600	1,938,470
	Kato Works Co., Ltd.	63,300	594,336
	Kawada Technologies, Inc.	34,100	1,369,703
	Kawagishi Bridge Works Co., Ltd.	8,700	229,966
	Kawanishi Warehouse Co., Ltd.	1,700	18,078
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	190,102
*	Kawasaki Kisen Kaisha, Ltd.	246,900	6,884,188
	Kawata Manufacturing Co., Ltd.	25,100	208,494
	Keihin Co., Ltd.	15,700	198,797
	KFC, Ltd.	8,700	163,441
	Kimura Chemical Plants Co., Ltd.	107,500	787,031
	Kimura Unity Co., Ltd.	23,500	266,192
	King Jim Co., Ltd.	43,500	374,918
	Kinki Sharyo Co., Ltd. (The)	16,599	194,480
	Kintetsu World Express, Inc.	244,200	5,891,930
	Kitagawa Corp.	53,300	732,401
	Kitano Construction Corp.	25,672	558,095
	Kito Corp.	135,400	2,211,258
	Kitz Corp.	475,900	2,982,199
*	Kobe Electric Railway Co., Ltd.	37,299	1,210,918
#	Kobelco Eco-Solutions Co., Ltd.	21,399	530,872
	Koike Sanso Kogyo Co., Ltd.	12,600	260,101
	Kokusai Co., Ltd.	51,600	345,165
	Kokuyo Co., Ltd.	314,825	4,872,880
	KOMAIHALTEC, Inc.	20,300	365,124
	Komatsu Wall Industry Co., Ltd.	49,300	873,626
	Komori Corp.	317,900	2,195,019
#	Kondotec, Inc.	123,800	1,132,587
	Konoike Transport Co., Ltd.	179,700	1,885,766
*	Kosaido Co., Ltd.	212,900	1,888,511
	Kozo Keikaku Engineering, Inc.	20,700	554,319
	KRS Corp.	37,800	562,225
	Kumagai Gumi Co., Ltd.	239,400	6,667,278
	Kyodo Printing Co., Ltd.	48,900	1,208,563
#	Kyokuto Boeki Kaisha, Ltd.	39,700	494,842
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	3,164,530
*	Kyoritsu Printing Co., Ltd.	179,200	214,735
	Kyudenko Corp.	31,600	1,101,839
	Like Co., Ltd.	63,200	1,335,341

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Link And Motivation, Inc.	210,200	$1,198,389
	Lonseal Corp.	13,900	189,236
	Maeda Corp.	914,100	7,810,700
	Maeda Road Construction Co., Ltd.	127,100	2,443,886
	Maezawa Industries, Inc.	25,300	146,930
#	Maezawa Kasei Industries Co., Ltd.	85,100	863,551
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,289,248
	Makino Milling Machine Co., Ltd.	151,200	5,695,295
*	Management Solutions Co., Ltd.	1,000	17,508
	Marufuji Sheet Piling Co., Ltd.	11,800	229,603
	Maruka Corp.	36,400	668,227
	Marumae Co., Ltd.	28,300	421,588
	Maruwa Unyu Kikan Co., Ltd.	3,200	55,861
#	Maruyama Manufacturing Co., Inc.	18,800	286,955
	Maruzen Co., Ltd.	65,800	1,343,128
	Maruzen Showa Unyu Co., Ltd.	80,000	2,328,322
	Matching Service Japan Co., Ltd.	52,000	479,150
	Matsuda Sangyo Co., Ltd.	95,282	1,935,484
#	Matsui Construction Co., Ltd.	125,500	825,893
	Max Co., Ltd.	167,600	2,566,522
	Meidensha Corp.	227,210	4,819,314
	Meiji Electric Industries Co., Ltd.	52,500	676,981
	Meiji Shipping Co., Ltd.	102,500	456,343
	Meisei Industrial Co., Ltd.	268,800	1,882,119
	Meitec Corp.	169,000	9,412,011
#	Meiwa Corp.	145,600	623,251
	Mesco, Inc.	29,800	335,428
	METAWATER Co., Ltd.	153,600	2,988,141
	Mie Kotsu Group Holdings, Inc.	359,200	1,550,612
	Mirai Industry Co., Ltd.	2,900	46,765
	Mirait Holdings Corp.	524,835	8,486,425
	Mitani Corp.	73,800	4,803,776
#	Mitani Sangyo Co., Ltd.	145,000	535,543
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	971,896
	Mitsubishi Logisnext Co., Ltd.	179,200	2,133,666
	Mitsubishi Pencil Co., Ltd.	89,700	1,192,057
	Mitsuboshi Belting, Ltd.	163,400	2,502,185
*	Mitsui E&S Holdings Co., Ltd.	448,900	2,191,507
	Mitsui Matsushima Holdings Co., Ltd.	65,700	561,096
	Mitsui-Soko Holdings Co., Ltd.	137,800	2,783,763
	Mitsumura Printing Co., Ltd.	6,300	102,574
	Miyaji Engineering Group, Inc.	39,417	829,066
#	Mori-Gumi Co., Ltd.	69,500	193,036
	Morita Holdings Corp.	211,100	3,079,267
	Musashi Co., Ltd.	5,000	91,381
	NAC Co., Ltd.	61,300	517,419
	Nachi-Fujikoshi Corp.	87,400	3,336,476
	Nadex Co., Ltd.	40,600	265,759
	Nagase & Co., Ltd.	418,400	6,305,435
	Naigai Trans Line, Ltd.	40,500	637,434
	Nakabayashi Co., Ltd.	113,400	620,533
	Nakakita Seisakusho Co., Ltd.	3,700	97,428
	Nakamoto Packs Co., Ltd.	33,300	475,942
	Nakanishi Manufacturing Co., Ltd.	5,700	56,926
	Nakano Corp.	107,000	371,601
	Namura Shipbuilding Co., Ltd.	286,828	483,153
	Narasaki Sangyo Co., Ltd.	25,400	475,399
	Nice Corp.	32,400	583,741
	Nichias Corp.	392,400	10,250,359

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nichiban Co., Ltd.	65,900	$1,116,124
	Nichiden Corp.	98,900	1,866,494
	Nichiha Corp.	166,380	4,837,110
	Nichireki Co., Ltd.	167,400	2,196,272
	Nihon Dengi Co., Ltd.	30,200	1,090,108
	Nihon Flush Co., Ltd.	120,900	1,382,282
	Nikkato Corp.	53,000	335,083
	Nikkiso Co., Ltd.	316,800	3,257,592
	Nikko Co., Ltd.	164,000	1,077,299
	Nikkon Holdings Co., Ltd.	385,300	8,081,589
	Nippi, Inc.	11,900	405,900
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,229,402
	Nippon Aqua Co., Ltd.	27,600	152,092
	Nippon Carbon Co., Ltd.	60,400	2,533,443
	Nippon Concept Corp.	37,000	528,288
	Nippon Densetsu Kogyo Co., Ltd.	244,200	3,962,223
	Nippon Dry-Chemical Co., Ltd.	5,100	77,694
#	Nippon Filcon Co., Ltd.	15,700	71,491
	Nippon Hume Corp.	139,300	909,412
	Nippon Kanzai Co., Ltd.	12,900	256,350
	Nippon Koei Co., Ltd.	78,800	2,128,986
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,815,712
	Nippon Rietec Co., Ltd.	12,600	201,069
	Nippon Road Co., Ltd. (The)	46,100	3,347,984
	Nippon Seisen Co., Ltd.	21,300	823,065
	Nippon Sharyo, Ltd.	45,399	968,885
*	Nippon Sheet Glass Co., Ltd.	8,300	54,756
	Nippon Steel Trading Corp.	99,460	3,514,207
	Nippon Thompson Co., Ltd.	382,500	2,267,649
	Nippon Tungsten Co., Ltd.	6,699	107,573
	Nishimatsu Construction Co., Ltd.	345,000	9,182,983
	Nishi-Nippon Railroad Co., Ltd.	138,100	3,567,597
	Nishio Rent All Co., Ltd.	123,800	3,419,648
	Nissei ASB Machine Co., Ltd.	52,500	2,422,055
	Nissei Corp.	38,900	371,689
	Nissei Plastic Industrial Co., Ltd.	127,000	1,159,039
	Nisshinbo Holdings, Inc.	908,180	6,939,079
	Nissin Corp.	95,000	1,147,227
	Nissin Electric Co., Ltd.	333,100	3,673,021
	Nisso Corp.	3,800	24,706
	Nitta Corp.	136,400	3,283,617
#	Nitto Boseki Co., Ltd.	16,000	563,960
	Nitto Kogyo Corp.	178,200	3,134,713
	Nitto Kohki Co., Ltd.	66,900	1,204,807
	Nitto Seiko Co., Ltd.	180,900	906,416
	Nittoc Construction Co., Ltd.	132,600	958,736
	NJS Co., Ltd.	36,800	674,618
	Noda Corp.	138,500	1,057,057
#	Nomura Co., Ltd.	505,600	3,677,877
	Noritake Co., Ltd.	59,600	1,972,375
	Noritsu Koki Co., Ltd.	123,900	2,928,714
	Noritz Corp.	196,500	2,926,232
#	NS Tool Co., Ltd.	107,000	1,494,597
	NS United Kaiun Kaisha, Ltd.	58,700	1,226,984
*	NTN Corp.	2,736,400	7,774,330
#	Obara Group, Inc.	78,500	2,662,386
	Ochi Holdings Co., Ltd.	8,900	104,226
#	Odawara Engineering Co., Ltd.	4,900	127,146
#	Ohba Co., Ltd.	76,500	592,695

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ohmoto Gumi Co., Ltd.	4,100	$206,524
	Oiles Corp.	145,770	2,076,271
	Okabe Co., Ltd.	258,200	1,730,343
#	Okada Aiyon Corp.	42,800	457,471
#	Okamoto Machine Tool Works, Ltd.	21,699	657,618
	Okamura Corp.	381,500	4,739,129
	OKUMA Corp.	137,100	7,402,346
	Okumura Corp.	182,380	4,567,507
	Onoken Co., Ltd.	111,900	1,337,082
	Organo Corp.	41,500	2,778,638
#	Oriental Consultants Holdings Co., Ltd.	6,100	140,723
*	Oriental Shiraishi Corp.	826,500	2,223,360
	Origin Co., Ltd.	27,600	337,980
#	OSG Corp.	396,200	6,607,650
	Outsourcing, Inc.	732,300	11,253,113
	Oyo Corp.	129,300	1,546,088
#	Paraca, Inc.	35,900	545,576
	Parker Corp.	34,000	156,535
#	Pasco Corp.	11,200	143,686
	Pasona Group, Inc.	133,000	2,374,525
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	666,256
	Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507
	Pilot Corp.	79,900	2,552,731
	Prestige International, Inc.	662,200	4,399,920
	Pronexus, Inc.	108,700	1,130,555
*	Prored Partners Co., Ltd.	7,900	218,711
	PS Mitsubishi Construction Co., Ltd.	213,300	1,256,478
	Punch Industry Co., Ltd.	105,700	531,887
	Quick Co., Ltd.	71,300	808,953
	Raito Kogyo Co., Ltd.	301,300	4,845,210
	Raiznext Corp.	304,500	3,212,928
#	Rasa Corp.	63,200	519,346
	Rheon Automatic Machinery Co., Ltd.	120,500	1,273,994
#	Rix Corp.	17,300	237,624
#	Rozetta Corp.	22,800	446,920
*	Ryobi, Ltd.	153,140	2,217,333
	S LINE Co., Ltd.	23,800	197,553
	Sakai Heavy Industries, Ltd.	24,000	455,147
	Sakai Moving Service Co., Ltd.	74,500	3,397,099
# *	Sanix, Inc.	146,200	450,901
	Sanki Engineering Co., Ltd.	285,300	3,635,542
	Sanko Gosei, Ltd.	121,900	487,486
	Sanko Metal Industrial Co., Ltd.	16,200	369,041
	Sankyo Tateyama, Inc.	142,900	1,074,304
	Sanoyas Holdings Corp.	151,100	207,280
	Sansei Technologies, Inc.	78,400	578,928
	Sansha Electric Manufacturing Co., Ltd.	64,300	537,333
	Sanyo Denki Co., Ltd.	44,100	3,176,530
	Sanyo Engineering & Construction, Inc.	60,200	384,587
	Sanyo Industries, Ltd.	9,900	163,374
#	Sanyo Trading Co., Ltd.	140,000	1,370,169
	Sata Construction Co., Ltd.	89,399	351,642
	Sato Holdings Corp.	184,700	4,536,788
#	Sato Shoji Corp.	86,800	770,267
#	Sawafuji Electric Co., Ltd.	1,900	40,523
	SBS Holdings, Inc.	122,400	3,006,296
#	SEC Carbon, Ltd.	10,900	726,677
#	Secom Joshinetsu Co., Ltd.	30,800	1,098,037
#	Seibu Electric & Machinery Co., Ltd.	10,300	121,580

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Seika Corp.	61,700	$936,939
	Seikitokyu Kogyo Co., Ltd.	191,330	1,523,709
	Seiwa Electric Manufacturing Co., Ltd.	1,700	9,231
	Sekisui Jushi Corp.	215,100	4,175,049
	Senko Group Holdings Co., Ltd.	715,500	6,587,991
	Senshu Electric Co., Ltd.	51,200	1,593,765
	Shibaura Machine Co., Ltd.	135,500	3,231,577
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,176,399
	Shibuya Corp.	96,600	2,933,571
	Shima Seiki Manufacturing, Ltd.	172,300	3,467,751
	Shin Nippon Air Technologies Co., Ltd.	94,480	1,861,630
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	780,067
	Shinki Bus Co., Ltd.	1,900	54,480
	Shinmaywa Industries, Ltd.	413,700	3,705,959
	Shinnihon Corp.	180,600	1,397,294
	Shinsho Corp.	31,800	655,275
	Shinwa Co., Ltd.	62,300	1,146,979
	SIGMAXYZ, Inc.	87,500	1,709,530
	Sinfonia Technology Co., Ltd.	142,400	1,887,527
	Sinko Industries, Ltd.	127,700	2,629,117
	Sintokogio, Ltd.	284,600	1,948,359
	Soda Nikka Co., Ltd.	109,200	534,780
	Sodick Co., Ltd.	211,200	1,914,074
#	Space Co., Ltd.	95,062	773,290
	S-Pool, Inc.	301,000	2,583,210
	Star Micronics Co., Ltd.	240,200	3,620,338
#	Subaru Enterprise Co., Ltd.	6,300	466,626
	Sugimoto & Co., Ltd.	63,900	1,319,770
#	Sumiseki Holdings, Inc.	363,100	418,573
	Sumitomo Densetsu Co., Ltd.	111,200	2,360,725
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,292,858
*	Sumitomo Precision Products Co., Ltd.	18,184	359,903
	Sumitomo Warehouse Co., Ltd. (The)	399,600	5,174,713
	Suzumo Machinery Co., Ltd.	2,200	35,264
	SWCC Showa Holdings Co., Ltd.	98,700	1,429,391
#	Tacmina Corp.	14,700	168,145
#	Tadano, Ltd.	640,100	6,507,700
	Taihei Dengyo Kaisha, Ltd.	97,000	2,355,985
	Taiheiyo Kouhatsu, Inc.	43,500	263,597
	Taikisha, Ltd.	169,500	4,570,150
	Taisei Oncho Co., Ltd.	14,200	255,601
	Takadakiko Co., Ltd.	7,500	184,786
	Takamatsu Construction Group Co., Ltd.	106,800	2,014,466
	Takamatsu Machinery Co., Ltd.	41,800	276,444
	Takamiya Co., Ltd.	128,600	607,153
	Takano Co., Ltd.	52,400	299,147
	Takaoka Toko Co., Ltd.	59,620	817,273
#	Takara & Co., Ltd.	25,555	429,225
	Takara Standard Co., Ltd.	225,000	3,170,886
	Takasago Thermal Engineering Co., Ltd.	290,500	4,378,141
	Takashima & Co., Ltd.	25,200	403,156
	Takeei Corp.	130,100	1,477,103
	Takeuchi Manufacturing Co., Ltd.	230,900	6,224,123
	Takigami Steel Construction Co., Ltd. (The)	5,300	268,273
	Takisawa Machine Tool Co., Ltd.	41,700	434,863
	Takuma Co., Ltd.	102,600	2,106,886
	Tanabe Consulting Co., Ltd.	1,200	15,308
#	Tanabe Engineering Corp.	39,500	318,131
	Tanseisha Co., Ltd.	243,549	1,848,891

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	$1,567,876
	TECHNO ASSOCIE Co., Ltd.	50,100	485,324
#	Techno Ryowa, Ltd.	68,690	561,014
	Techno Smart Corp.	49,500	573,318
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,347,393
	Teikoku Sen-I Co., Ltd.	108,500	2,035,434
	Tekken Corp.	84,200	1,408,939
	Tenox Corp.	22,500	184,962
	Teraoka Seisakusho Co., Ltd.	76,000	280,810
	Terasaki Electric Co., Ltd.	24,400	270,193
#	Toa Corp.	103,400	2,321,597
	TOA ROAD Corp.	27,300	1,119,109
	Toba, Inc.	9,800	230,244
	Tobishima Corp.	126,570	1,267,217
	Tocalo Co., Ltd.	389,800	5,291,826
	Toda Corp.	256,100	1,828,375
	Toenec Corp.	53,500	1,861,731
	Togami Electric Manufacturing Co., Ltd.	17,800	320,264
	TOKAI Holdings Corp.	634,900	5,195,002
	Tokai Lease Co., Ltd.	18,800	240,665
	Tokyo Energy & Systems, Inc.	154,000	1,321,269
	Tokyo Keiki, Inc.	69,022	658,845
#	Tokyo Sangyo Co., Ltd.	130,800	718,442
	Tokyu Construction Co., Ltd.	551,700	2,855,450
	Toli Corp.	277,100	628,464
#	Tomoe Corp.	155,100	523,583
	Tomoe Engineering Co., Ltd.	51,100	973,019
	Tonami Holdings Co., Ltd.	37,200	1,808,200
	Toppan Forms Co., Ltd.	326,500	3,447,038
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,052,131
#	TORQ Inc.	7,900	17,960
#	Totech Corp.	49,200	1,318,401
	Totetsu Kogyo Co., Ltd.	159,600	3,699,079
	Totoku Electric Co., Ltd.	17,700	402,817
	Toyo Construction Co., Ltd.	524,200	2,810,927
#	Toyo Denki Seizo K.K	35,450	408,207
# *	Toyo Engineering Corp.	205,878	1,319,601
#	Toyo Logistics Co., Ltd.	85,100	245,207
	Toyo Machinery & Metal Co., Ltd.	97,300	466,896
	Toyo Tanso Co., Ltd.	75,600	1,483,234
	Toyo Wharf & Warehouse Co., Ltd.	36,000	496,715
	Trancom Co., Ltd.	49,100	3,811,240
#	Trinity Industrial Corp.	36,000	277,758
#	Trusco Nakayama Corp.	171,500	4,434,184
	Tsubaki Nakashima Co., Ltd.	277,100	4,132,930
	Tsubakimoto Chain Co.	172,140	4,615,580
	Tsubakimoto Kogyo Co., Ltd.	28,800	904,768
*	Tsudakoma Corp.	17,698	146,377
	Tsugami Corp.	268,700	4,292,945
	Tsukishima Kikai Co., Ltd.	187,700	2,078,987
	Tsurumi Manufacturing Co., Ltd.	128,400	2,032,390
#	Ueki Corp.	60,800	835,195
	Union Tool Co.	45,500	1,440,477
	UPR Corp.	700	18,278
	Ushio, Inc.	660,300	8,745,108
	UT Group Co., Ltd.	169,800	5,649,824
	Utoc Corp.	102,200	484,677
	Waida Manufacturing Co., Ltd.	5,100	53,035
	Wakachiku Construction Co., Ltd.	79,300	923,811

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Wakita & Co., Ltd.	253,000	$2,435,055
	WDB Holdings Co., Ltd.	63,200	1,347,483
	Weathernews, Inc.	34,300	1,671,826
	Welbe, Inc.	5,300	70,436
	Will Group, Inc.	99,600	927,293
	World Holdings Co., Ltd.	39,600	1,005,330
	Yahagi Construction Co., Ltd.	181,400	1,306,105
	YAMABIKO Corp.	228,128	2,462,539
	YAMADA Consulting Group Co., Ltd.	72,700	763,972
#	Yamashina Corp.	224,200	162,323
#	Yamato Corp.	110,500	668,296
	Yamaura Corp.	9,900	80,797
	Yamazen Corp.	390,200	3,487,442
	Yasuda Logistics Corp.	102,000	871,611
	Yokogawa Bridge Holdings Corp.	204,100	3,847,119
	Yondenko Corp.	26,560	785,203
	Yuasa Trading Co., Ltd.	118,200	3,215,708
	Yuken Kogyo Co., Ltd.	20,500	305,684
	Yurtec Corp.	264,600	1,888,502
	Zaoh Co., Ltd.	23,400	298,492
	Zenitaka Corp. (The)	19,200	792,240
	Zuiko Corp.	90,400	883,757

TOTAL INDUSTRIALS			934,503,370

INFORMATION TECHNOLOGY — (14.3%)
	A&D Co., Ltd.	124,300	1,472,470
*	Access Co., Ltd.	87,800	684,182
	Ad-sol Nissin Corp.	43,000	1,052,876
	Adtec Plasma Technology Co., Ltd.	2,200	37,425
*	Advanced Media, Inc.	7,300	55,150
	AGS Corp.	13,000	95,485
	Ai Holdings Corp.	248,100	4,736,533
	Aichi Tokei Denki Co., Ltd.	17,900	687,471
	Aiphone Co., Ltd.	63,500	997,637
	Alpha Systems, Inc.	45,620	1,517,899
	Amano Corp.	127,500	3,464,158
	AOI Electronics Co., Ltd.	27,700	670,512
	Argo Graphics, Inc.	105,800	2,973,021
	Arisawa Manufacturing Co., Ltd.	207,800	1,841,690
	Artiza Networks, Inc.	6,200	104,938
	ArtSpark Holdings, Inc.	33,700	849,699
	Asahi Intelligence Service Co., Ltd.	1,300	14,740
	Ascentech KK	1,700	22,663
	Atled Corp.	1,400	34,007
	Avant Corp.	100,300	1,634,763
#	Axell Corp.	27,900	263,762
	Azia Co., Ltd.	14,300	244,643
	Bell System24 Holdings, Inc.	218,600	3,299,615
*	BrainPad, Inc.	7,200	347,053
	Broadband Tower, Inc.	105,600	240,014
	Broadleaf Co., Ltd.	606,400	3,038,438
#	Business Brain Showa-Ota, Inc.	29,000	498,414
	Business Engineering Corp.	800	25,280
	CAC Holdings Corp.	75,200	978,638
	Canon Electronics, Inc.	126,200	2,018,021
	CDS Co., Ltd.	15,300	213,128
*	Change, Inc.	2,400	73,600
#	Chino Corp.	46,300	554,931
	Citizen Watch Co., Ltd.	1,795,100	6,040,137

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	CMK Corp.	310,300	$1,242,798
	Computer Engineering & Consulting, Ltd.	164,800	2,040,704
	Computer Institute of Japan, Ltd.	94,700	749,057
	Comture Corp.	138,200	3,343,038
	CONEXIO Corp.	95,500	1,212,688
	Core Corp.	45,800	647,151
	Cresco, Ltd.	83,000	1,257,093
*	CRI Middleware Co., Ltd.	2,300	35,259
	Cube System, Inc.	60,600	632,434
	Cyber Com Co., Ltd.	10,600	145,737
	Cyberlinks Co., Ltd.	1,500	21,905
#	Cybernet Systems Co., Ltd.	57,700	449,584
#	Cybozu, Inc.	115,500	2,631,060
#	Daiko Denshi Tsushin, Ltd.	37,200	179,554
	Daishinku Corp.	42,399	937,601
	Daitron Co., Ltd.	58,200	991,901
	Daiwabo Holdings Co., Ltd.	587,500	9,188,611
#	Dawn Corp.	3,200	87,498
#	Densan System Co., Ltd.	39,200	1,164,306
	Dexerials Corp.	357,200	6,582,933
	Digital Arts, Inc.	71,800	5,821,476
	Digital Garage, Inc.	114,400	4,709,054
#	Digital Hearts Holdings Co., Ltd.	87,100	1,185,098
#	Digital Information Technologies Corp.	40,000	811,018
	DKK Co., Ltd.	61,700	1,414,516
	DKK-Toa Corp.	28,300	212,518
#	Double Standard, Inc.	14,000	486,967
	DTS Corp.	262,800	6,178,215
	Ebase Co., Ltd.	63,000	549,810
	E-Guardian, Inc.	51,100	1,308,952
	Eizo Corp.	106,700	3,964,585
	Elecom Co., Ltd.	132,800	2,789,403
	Elematec Corp.	116,842	1,314,160
	Enomoto Co., Ltd.	30,200	561,452
	Enplas Corp.	57,200	2,196,024
	ESPEC Corp.	119,800	2,071,559
	Fenwal Controls of Japan, Ltd.	20,500	306,497
	Ferrotec Holdings Corp.	239,200	5,335,380
# *	FFRI Security, Inc.	22,500	406,161
#	Fixstars Corp.	97,100	866,363
	Focus Systems Corp.	30,900	251,881
#	Forval Corp.	51,100	378,244
	FTGroup Co., Ltd.	51,000	631,078
	Fuji Soft, Inc.	100,200	5,019,252
	Fukui Computer Holdings, Inc.	53,500	2,076,347
	Furuno Electric Co., Ltd.	157,500	1,536,013
	Furuya Metal Co., Ltd.	7,600	660,326
	Future Corp.	143,400	2,655,298
	Future Innovation Group, Inc.	11,900	30,564
#	Gig Works, Inc.	9,600	78,220
#	GL Sciences, Inc.	45,000	1,078,751
#	Glosel Co., Ltd.	113,200	435,665
#	GMO GlobalSign Holdings K.K	19,300	1,039,574
#	GMO Pepabo, Inc.	7,300	409,295
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,171,539
	Hakuto Co., Ltd.	87,300	995,348
	Hibino Corp.	26,900	362,723
	Himacs, Ltd.	960	9,879
	Hioki EE Corp.	67,100	3,290,420

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hochiki Corp.	88,900	$1,030,618
#	Hokuriku Electric Industry Co., Ltd.	46,800	391,890
	Holon Co., Ltd.	2,100	97,860
	Honda Tsushin Kogyo Co., Ltd.	107,100	480,505
	Hosiden Corp.	343,500	3,259,191
	Icom, Inc.	61,500	1,466,024
#	ID Holdings Corp.	52,100	637,501
	Ikegami Tsushinki Co., Ltd.	32,799	257,409
	Ines Corp.	126,600	1,626,722
#	I-Net Corp.	74,290	995,161
	Infocom Corp.	108,100	2,764,936
	Infomart Corp.	235,600	2,221,256
	Information Services International-Dentsu, Ltd.	148,000	5,454,242
	Innotech Corp.	101,900	1,211,538
	Intelligent Wave, Inc.	36,600	222,539
	Inter Action Corp.	27,600	626,262
#	I-O Data Device, Inc.	50,700	501,467
	I-PEX, Inc.	38,100	650,368
	Iriso Electronics Co., Ltd.	132,500	6,287,187
#	ISB Corp.	23,100	289,363
	Itfor, Inc.	164,700	1,177,788
	Iwatsu Electric Co., Ltd.	54,900	463,570
	Japan Aviation Electronics Industry, Ltd.	301,700	5,385,614
*	Japan Cash Machine Co., Ltd.	141,800	762,581
*	Japan Display, Inc.	940,100	394,369
#	Japan Electronic Materials Corp.	51,800	956,820
	Japan Material Co., Ltd.	417,100	4,847,955
#	Jastec Co., Ltd.	68,200	783,583
#	JBCC Holdings, Inc.	88,800	1,133,151
	JFE Systems, Inc.	6,200	96,598
# *	JIG-SAW, Inc.	17,300	2,528,169
	Kaga Electronics Co., Ltd.	108,800	2,398,753
	Kanematsu Electronics, Ltd.	79,200	2,717,842
	KEL Corp.	27,900	240,413
	Koa Corp.	172,100	2,350,602
	KSK Co., Ltd.	3,000	61,731
	Kyoden Co., Ltd.	116,100	321,001
	Kyosan Electric Manufacturing Co., Ltd.	268,600	990,631
	Kyowa Electronic Instruments Co., Ltd.	129,800	459,996
	LAC Co., Ltd.	100,100	941,028
	Lecip Holdings Corp.	10,900	54,912
	Macnica Fuji Electronics Holdings, Inc.	328,350	6,615,801
#	Marubun Corp.	112,200	525,264
	Maruwa Co., Ltd.	56,500	5,822,582
*	Maxell Holdings, Ltd.	306,100	3,607,823
	MCJ Co., Ltd.	420,800	3,823,404
*	Megachips Corp.	105,500	3,607,559
	Meiko Electronics Co., Ltd.	135,300	3,050,301
	Melco Holdings, Inc.	18,600	707,230
	Micronics Japan Co., Ltd.	18,200	282,689
	Mimaki Engineering Co., Ltd.	113,200	667,139
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,760,709
	Miraial Co., Ltd.	39,500	483,097
	Miroku Jyoho Service Co., Ltd.	112,800	1,884,718
	Mitachi Co., Ltd.	7,900	49,228
	Mitsubishi Research Institute, Inc.	53,500	2,018,222
	Mitsui High-Tec, Inc.	130,600	5,071,540
	m-up Holdings, Inc.	13,200	332,698
	Mutoh Holdings Co., Ltd.	9,300	131,447

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nagano Keiki Co., Ltd.	85,300	$929,683
	Nakayo, Inc.	73,100	976,135
#	NF Holdings Corp.	25,900	438,259
	Nichicon Corp.	317,300	3,114,894
	Nihon Denkei Co., Ltd.	31,800	395,775
*	Nippon Chemi-Con Corp.	83,600	1,314,411
	Nippon Computer Dynamics Co., Ltd.	36,200	203,862
	Nippon Electric Glass Co., Ltd.	431,236	10,911,728
#	Nippon Information Development Co., Ltd.	12,600	160,415
#	Nippon Kodoshi Corp.	51,600	1,599,774
	Nippon Signal Co., Ltd.	317,300	2,694,338
	Nippon Systemware Co., Ltd.	46,200	834,583
	Nissha Co., Ltd.	232,800	2,729,775
	Nohmi Bosai, Ltd.	146,200	2,762,504
#	NPC, Inc.	30,900	201,612
	NSD Co., Ltd.	508,160	8,274,033
#	Ohara, Inc.	35,900	516,826
	Okaya Electric Industries Co., Ltd.	77,800	256,578
	Oki Electric Industry Co., Ltd.	548,300	5,795,061
	ONO Sokki Co., Ltd.	32,200	156,010
	Optex Group Co., Ltd.	191,620	2,915,700
*	Optim Corp.	32,000	816,645
	Optorun Co., Ltd.	46,600	1,246,989
	Oro Co., Ltd.	18,400	598,227
	Osaki Electric Co., Ltd.	281,800	1,473,788
	Oval Corp.	35,600	89,111
#	Paltek Corp.	38,500	239,258
	PCA Corp.	4,700	193,523
	PCI Holdings, Inc.	30,800	396,271
	Poletowin Pitcrew Holdings, Inc.	189,900	1,963,635
#	Pro-Ship, Inc.	41,700	534,620
	Relia, Inc.	248,100	2,952,744
	Restar Holdings Corp.	130,000	2,297,003
*	Ricksoft Co., Ltd.	2,000	46,041
	Riken Keiki Co., Ltd.	94,800	2,412,493
	Riso Kagaku Corp.	131,200	1,586,888
	Roland DG Corp.	82,600	1,283,879
	Rorze Corp.	54,400	4,910,538
	RS Technologies Co., Ltd.	21,100	1,271,909
	Ryoden Corp.	96,700	1,447,940
	Ryosan Co., Ltd.	144,100	2,836,275
	Ryoyo Electro Corp.	7,300	180,258
	Saison Information Systems Co., Ltd.	24,800	484,911
	Sakura Internet, Inc.	122,900	741,483
*	Sanken Electric Co., Ltd.	152,400	7,119,949
	Sanshin Electronics Co., Ltd.	121,500	2,215,419
	Santec Corp.	3,000	49,709
#	Satori Electric Co., Ltd.	79,180	575,911
	Saxa Holdings, Inc.	30,600	414,114
#	SB Technology Corp.	61,300	1,845,930
#	Scala, Inc.	83,700	579,083
	Segue Group Co., Ltd.	1,900	22,657
#	Seikoh Giken Co., Ltd.	22,300	449,098
#	SEMITEC Corp.	5,500	216,398
	SERAKU Co., Ltd.	8,300	176,603
	Shibaura Electronics Co., Ltd.	52,600	1,690,294
#	Shibaura Mechatronics Corp.	24,100	1,316,962
*	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,422,477
	Shinko Shoji Co., Ltd.	266,500	1,823,477

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shizuki Electric Co., Inc.	121,600	$690,132
	Showa Shinku Co., Ltd.	24,400	387,589
	Sigma Koki Co., Ltd.	27,000	423,787
	Siix Corp.	203,600	2,716,242
	SK-Electronics Co., Ltd.	47,300	545,518
*	Smaregi, Inc.	2,000	111,324
	SMK Corp.	32,699	782,761
#	Softcreate Holdings Corp.	50,000	1,130,511
	Soliton Systems K.K	36,600	585,065
	Solxyz Co., Ltd.	1,800	14,749
	SRA Holdings	72,100	1,693,976
	Sumida Corp.	176,449	1,801,333
	Sun-Wa Technos Corp.	79,800	800,619
	Suzuden Corp.	1,200	14,658
	Suzuki Co., Ltd.	67,100	726,167
	System D, Inc.	1,100	15,466
#	System Information Co., Ltd.	54,800	502,114
	System Research Co., Ltd.	27,200	499,755
	System Support, Inc.	3,200	43,901
	Systems Engineering Consultants Co., Ltd.	2,100	52,334
	Systena Corp.	312,400	6,415,154
	Tachibana Eletech Co., Ltd.	110,760	1,585,425
	Takachiho Koheki Co., Ltd.	38,500	384,055
#	TAKEBISHI Corp.	52,200	708,501
#	Tamagawa Holdings Co., Ltd.	7,500	111,806
	Tamura Corp.	467,400	2,162,792
	Tazmo Co., Ltd.	16,300	273,083
#	TDC Soft, Inc.	95,200	927,117
*	TeamSpirit, Inc.	1,300	16,322
	TechMatrix Corp.	233,600	4,484,548
	Techno Horizon Co., Ltd.	56,700	625,666
	Tecnos Japan, Inc.	8,800	52,848
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	501,931
	Terilogy Co., Ltd.	22,900	112,739
	TKC Corp.	181,200	5,696,377
	Tobila Systems, Inc.	1,600	20,572
	Toho System Science Co., Ltd.	2,700	22,502
	Tokyo Electron Device, Ltd.	43,800	2,272,097
	Tokyo Seimitsu Co., Ltd.	257,200	12,157,515
	Tomen Devices Corp.	15,300	549,331
	Topcon Corp.	691,700	9,437,176
	Torex Semiconductor, Ltd.	52,900	886,344
	Toshiba TEC Corp.	49,300	1,969,977
	Toukei Computer Co., Ltd.	6,210	246,580
	Towa Corp.	134,700	2,654,686
	Toyo Corp.	149,600	1,445,801
	Transcosmos, Inc.	30,500	871,135
	Tri Chemical Laboratories, Inc.	125,600	4,177,719
#	Tsuzuki Denki Co., Ltd.	42,800	721,702
#	Ubicom Holdings, Inc.	12,500	361,981
	Uchida Yoko Co., Ltd.	51,600	2,207,707
	ULS Group, Inc.	1,000	28,861
	Ulvac, Inc.	264,700	12,097,219
	Uniden Holdings Corp.	41,500	968,275
	UNITED, Inc.	24,200	287,011
*	User Local, Inc.	2,300	96,757
	V Technology Co., Ltd.	57,500	2,901,835
	VINX Corp.	13,200	123,450
	Wacom Co., Ltd.	927,100	5,942,833

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Wellnet Corp.	10,100	$51,358
	YAC Holdings Co., Ltd.	62,600	536,018
#	Yamaichi Electronics Co., Ltd.	144,700	2,145,592
#	Yashima Denki Co., Ltd.	119,500	1,038,756
	YE DIGITAL Corp.	7,100	41,004
	Yokowo Co., Ltd.	95,500	2,330,004
	Zuken, Inc.	1,900	52,147

TOTAL INFORMATION TECHNOLOGY			443,248,903

MATERIALS — (11.8%)
	Achilles Corp.	92,400	1,180,198
	ADEKA Corp.	604,300	11,760,586
	Agro-Kanesho Co., Ltd.	1,300	17,179
	Aichi Steel Corp.	66,400	2,032,068
	Arakawa Chemical Industries, Ltd.	110,100	1,216,191
	Araya Industrial Co., Ltd.	19,600	291,371
	Asahi Holdings, Inc.	455,700	9,205,350
	Asahi Printing Co., Ltd.	25,700	218,904
	Asahi Yukizai Corp.	86,600	1,081,081
	Asahipen Corp.	2,100	38,084
	Asia Pile Holdings Corp.	210,800	980,606
	C Uyemura & Co., Ltd.	35,900	2,470,614
	Carlit Holdings Co., Ltd.	122,800	786,343
*	Chuetsu Pulp & Paper Co., Ltd.	49,900	555,888
	Chugoku Marine Paints, Ltd.	355,300	3,203,104
	CI Takiron Corp.	291,200	1,809,425
#	CK-San-Etsu Co., Ltd.	21,200	703,582
	Dai Nippon Toryo Co., Ltd.	131,600	1,029,748
	Daido Steel Co., Ltd.	155,000	7,354,216
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	1,533,014
	Daiken Corp.	78,100	1,473,018
	Daiki Aluminium Industry Co., Ltd.	180,300	1,608,258
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,744,426
	Daito Chemix Corp.	2,900	27,132
	DKS Co., Ltd.	47,800	1,590,482
	Dowa Holdings Co., Ltd.	116,905	4,885,917
#	Dynapac Co., Ltd.	8,500	111,211
	Fuji Seal International, Inc.	191,300	4,247,514
	Fujikura Kasei Co., Ltd.	167,500	813,910
	Fujimori Kogyo Co., Ltd.	107,900	4,066,526
	Fuso Chemical Co., Ltd.	122,500	4,411,237
	Geostr Corp.	57,100	199,646
	Godo Steel, Ltd.	60,000	963,316
	Gun-Ei Chemical Industry Co., Ltd.	29,900	651,515
	Hakudo Co., Ltd.	43,900	673,978
#	Harima Chemicals Group, Inc.	96,100	806,723
	Hodogaya Chemical Co., Ltd.	39,100	1,521,666
	Hokkan Holdings, Ltd.	56,100	727,271
	Hokko Chemical Industry Co., Ltd.	120,700	1,124,897
	Hokuetsu Corp.	772,899	4,009,634
	Honshu Chemical Industry Co., Ltd.	23,700	396,017
	Ise Chemicals Corp.	13,000	385,850
#	Ishihara Chemical Co., Ltd.	35,500	683,376
	Ishihara Sangyo Kaisha, Ltd.	207,750	1,729,669
*	Ishizuka Glass Co., Ltd.	12,900	218,858
	JCU Corp.	139,300	4,897,472
	JSP Corp.	81,100	1,319,927
	Kaneka Corp.	27,300	1,063,274
	Kanto Denka Kogyo Co., Ltd.	279,100	2,199,639

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Katakura & Co-op Agri Corp.	21,500	$236,919
	KeePer Technical Laboratory Co., Ltd.	99,000	2,103,350
	KH Neochem Co., Ltd.	216,800	5,157,791
#	Kimoto Co., Ltd.	222,300	526,692
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,277,038
	Kobe Steel, Ltd.	1,747,900	12,584,466
	Kohsoku Corp.	70,200	896,591
	Konishi Co., Ltd.	216,600	3,319,647
	Konoshima Chemical Co., Ltd.	31,600	485,508
	Krosaki Harima Corp.	30,400	1,231,041
	Kumiai Chemical Industry Co., Ltd.	205,287	1,670,819
#	Kunimine Industries Co., Ltd.	40,400	448,561
	Kureha Corp.	104,150	7,044,391
	Kurimoto, Ltd.	59,300	920,838
	Kuriyama Holdings Corp.	78,000	497,533
	Kyoei Steel, Ltd.	135,500	1,895,917
	Kyowa Leather Cloth Co., Ltd.	81,300	549,171
	Lintec Corp.	265,600	5,779,468
	Maeda Kosen Co., Ltd.	121,000	3,736,775
	Maruichi Steel Tube, Ltd.	92,200	2,307,848
	MEC Co., Ltd.	100,400	2,328,996
#	Mitani Sekisan Co., Ltd.	67,400	2,349,720
*	Mitsubishi Paper Mills, Ltd.	277,700	874,583
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	394,347
	Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342
	Molitec Steel Co., Ltd.	83,100	323,812
#	MORESCO Corp.	39,800	394,959
	Mory Industries, Inc.	34,700	796,999
	Nakayama Steel Works, Ltd.	169,700	670,700
	Neturen Co., Ltd.	222,100	1,102,574
#	New Japan Chemical Co., Ltd.	117,500	295,991
	Nicca Chemical Co., Ltd.	45,700	441,118
#	Nichia Steel Works, Ltd.	138,600	380,619
	Nihon Kagaku Sangyo Co., Ltd.	83,100	993,000
	Nihon Nohyaku Co., Ltd.	243,500	1,217,689
	Nihon Parkerizing Co., Ltd.	517,500	5,008,680
	Nihon Yamamura Glass Co., Ltd.	67,600	574,524
	Nippon Carbide Industries Co., Inc.	46,200	563,891
	Nippon Chemical Industrial Co., Ltd.	42,600	1,141,736
	Nippon Concrete Industries Co., Ltd.	293,100	1,033,347
	Nippon Denko Co., Ltd.	767,314	2,590,380
#	Nippon Fine Chemical Co., Ltd.	79,200	1,046,792
	Nippon Kayaku Co., Ltd.	333,200	3,081,800
	Nippon Light Metal Holdings Co., Ltd.	360,090	7,013,254
	Nippon Paper Industries Co., Ltd.	450,400	5,540,892
	Nippon Pillar Packing Co., Ltd.	134,200	2,172,500
	Nippon Soda Co., Ltd.	155,000	4,499,934
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,545,202
	Nitta Gelatin, Inc.	85,500	498,087
	Nittetsu Mining Co., Ltd.	35,200	2,243,123
	Nozawa Corp.	47,500	315,433
	Oat Agrio Co., Ltd.	18,000	226,789
	Okamoto Industries, Inc.	69,900	2,594,076
	Okura Industrial Co., Ltd.	55,200	967,025
	Osaka Organic Chemical Industry, Ltd.	95,200	3,559,955
	Osaka Soda Co., Ltd.	94,699	2,138,098
	Osaka Steel Co., Ltd.	89,300	1,022,833
# *	OSAKA Titanium Technologies Co., Ltd.	127,500	1,103,215
#	Pacific Metals Co., Ltd.	100,899	2,003,418

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Pack Corp. (The)	84,400	$2,104,714
	Rasa Industries, Ltd.	45,700	916,206
	Rengo Co., Ltd.	183,600	1,523,837
	Riken Technos Corp.	227,500	1,002,911
	Sakai Chemical Industry Co., Ltd.	103,800	1,792,281
	Sakata INX Corp.	286,300	2,662,756
	Sanyo Chemical Industries, Ltd.	94,900	4,508,207
*	Sanyo Special Steel Co., Ltd.	123,960	1,877,215
	Seiko PMC Corp.	67,900	487,721
	Sekisui Kasei Co., Ltd.	150,000	785,428
	Shikoku Chemicals Corp.	232,000	2,604,588
	Shinagawa Refractories Co., Ltd.	37,800	1,034,274
	Shin-Etsu Polymer Co., Ltd.	291,000	2,758,347
	SK Kaken Co., Ltd.	1,100	407,021
	Soken Chemical & Engineering Co., Ltd.	49,300	938,926
	Stella Chemifa Corp.	67,200	1,836,841
	Sumitomo Bakelite Co., Ltd.	163,900	6,636,890
	Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794
	Sumitomo Seika Chemicals Co., Ltd.	56,400	2,005,154
	T Hasegawa Co., Ltd.	204,200	3,815,119
	T&K Toka Co., Ltd.	136,300	945,517
	Taisei Lamick Co., Ltd.	42,300	1,057,512
	Taiyo Holdings Co., Ltd.	117,500	5,688,972
	Takasago International Corp.	88,600	2,141,043
	Takemoto Yohki Co., Ltd.	35,000	299,084
#	Taoka Chemical Co., Ltd.	4,700	520,647
	Tayca Corp.	103,900	1,306,806
	Tenma Corp.	117,300	2,459,615
	Titan Kogyo, Ltd.	5,100	93,691
	Toagosei Co., Ltd.	747,000	8,365,304
*	Toda Kogyo Corp.	21,500	403,688
	Toho Acetylene Co., Ltd.	12,700	145,715
	Toho Chemical Industry Co., Ltd.	47,000	213,977
	Toho Titanium Co., Ltd.	220,900	2,030,519
	Toho Zinc Co., Ltd.	89,899	1,872,280
	Tohoku Steel Co., Ltd.	16,300	245,712
	Tokushu Tokai Paper Co., Ltd.	64,558	2,602,396
	Tokuyama Corp.	385,498	8,711,337
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	199,635
# *	Tokyo Rope Manufacturing Co., Ltd.	22,100	210,287
	Tokyo Steel Manufacturing Co., Ltd.	609,400	5,917,180
	Tokyo Tekko Co., Ltd.	63,100	1,097,580
# *	Tomoegawa Co., Ltd.	29,600	213,571
	Tomoku Co., Ltd.	70,600	1,149,561
	Topy Industries, Ltd.	89,400	1,082,261
	Toyo Gosei Co., Ltd.	31,100	3,860,580
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,473,221
	Toyo Seikan Group Holdings, Ltd.	61,300	718,456
	Toyobo Co., Ltd.	531,900	6,434,977
	TYK Corp.	148,500	425,469
*	UACJ Corp.	211,841	4,914,944
	Ube Industries, Ltd.	314,700	6,363,400
	Valqua, Ltd.	105,599	2,004,823
	Vertex Corp.	45,998	1,076,750
	Wavelock Holdings Co., Ltd.	30,900	201,099
	Wood One Co., Ltd.	42,400	563,151
	Yamato Kogyo Co., Ltd.	217,100	6,532,604
	Yodogawa Steel Works, Ltd.	144,500	3,188,654
	Yotai Refractories Co., Ltd.	118,000	1,134,693

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Yushiro Chemical Industry Co., Ltd.	67,000	$676,392

TOTAL MATERIALS			365,053,041

REAL ESTATE — (1.8%)
	AD Works Group Co., Ltd.	194,879	288,636
	Airport Facilities Co., Ltd.	138,870	771,634
	Anabuki Kosan, Inc.	12,900	241,895
#	Aoyama Zaisan Networks Co., Ltd.	43,700	623,511
	Apaman Co., Ltd.	71,700	385,890
	Ardepro Co., Ltd.	70,700	34,949
#	Arealink Co., Ltd.	29,600	340,228
#	B-Lot Co., Ltd.	40,000	235,328
	Cosmos Initia Co., Ltd.	94,400	397,650
	CRE, Inc.	3,400	43,794
	Daibiru Corp.	314,900	3,683,939
	Dear Life Co., Ltd.	132,800	577,908
	Goldcrest Co., Ltd.	103,270	1,499,285
#	Good Com Asset Co., Ltd.	22,800	290,664
	Grandy House Corp.	95,600	393,580
	Heiwa Real Estate Co., Ltd.	229,400	7,811,846
	Ichigo, Inc.	1,187,800	3,712,531
*	Japan Asset Marketing Co., Ltd.	1,256,500	1,310,471
	Japan Corporate Housing Service, Inc.	11,700	108,582
#	Japan Property Management Center Co., Ltd.	83,400	971,849
	JSB Co., Ltd.	7,400	223,035
	Katitas Co., Ltd.	81,500	2,441,581
	Keihanshin Building Co., Ltd.	216,700	2,954,269
*	Miyakoshi Holdings, Inc.	3,000	23,711
	Mugen Estate Co., Ltd.	64,200	284,627
	Nippon Commercial Development Co., Ltd.	82,300	1,263,096
	Nisshin Group Holdings Co., Ltd.	210,700	906,629
	Prospect Co., Ltd.	2,912,000	852,910
#	Raysum Co., Ltd.	97,800	756,552
	SAMTY Co., Ltd.	145,350	2,662,181
	Sankyo Frontier Co., Ltd.	23,100	812,724
	Sansei Landic Co., Ltd.	29,100	215,995
	Shinoken Group Co., Ltd.	112,600	1,205,090
	Star Mica Holdings Co., Ltd.	84,400	850,366
	Starts Corp., Inc.	225,500	5,523,175
	Sun Frontier Fudousan Co., Ltd.	204,700	1,786,815
	Takara Leben Co., Ltd.	547,800	1,756,000
	TOC Co., Ltd.	325,750	2,117,190
	Tokyo Rakutenchi Co., Ltd.	19,000	742,542
# *	Tokyo Theatres Co., Inc.	47,099	531,376
	Tosei Corp.	202,900	2,008,547
	Urbanet Corp. Co., Ltd.	81,400	230,828
	Yoshicon Co., Ltd.	3,100	29,673

TOTAL REAL ESTATE.			53,903,082

UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	831,351
	eRex Co., Ltd.	142,500	2,354,861
	Hiroshima Gas Co., Ltd.	322,200	1,108,184
	Hokkaido Electric Power Co., Inc.	1,093,200	5,208,748
	Hokkaido Gas Co., Ltd.	98,500	1,403,711
	Hokuriku Electric Power Co	911,200	5,534,516
#	Hokuriku Gas Co., Ltd.	10,100	288,146
	K&O Energy Group, Inc.	100,400	1,313,261

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Nippon Gas Co., Ltd.	611,100	$10,751,958
Okinawa Electric Power Co., Inc. (The)	303,716	4,036,327
Saibu Gas Co., Ltd.	223,700	5,222,355
Shikoku Electric Power Co., Inc.	460,200	3,379,546
Shizuoka Gas Co., Ltd.	339,500	2,884,507
# Toell Co., Ltd.	57,500	441,125
West Holdings Corp.	133,003	4,330,274

TOTAL UTILITIES		49,088,870

TOTAL COMMON STOCKS Cost ($ 2,540,312,302)		3,052,749,657

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ § The DFA Short Term Investment Fund	3,301,460	38,197,888

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,578,496,063)		$3,090,947,545

ST Special Tax

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples.	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care.	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology.	—	443,248,903	—	443,248,903
Materials.	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities.	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL.	$7,823,973	$3,083,123,572	—	$3,090,947,545

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
# *	3P Learning, Ltd.	93,233	$93,969
#	5G Networks, Ltd.	35,296	32,614
*	A2B Australia, Ltd.	267,268	263,180
	Accent Group, Ltd.	2,095,327	4,738,734
#	Adairs, Ltd.	643,521	2,290,658
	Adbri, Ltd.	2,564,728	6,337,689
# *	Advance NanoTek, Ltd.	4,230	12,553
*	Ainsworth Game Technology, Ltd.	415,497	260,635
# *	Alkane Resources, Ltd.	2,214,509	1,253,871
*	Alliance Aviation Services, Ltd.	149,763	484,556
	ALS, Ltd.	1,986,878	16,089,218
	Altium, Ltd.	207,617	4,734,848
# *	Altura Mining, Ltd.	1,171,741	23,695
	Alumina, Ltd.	7,454,329	9,877,548
# *	AMA Group, Ltd.	2,283,100	972,528
#	AMP, Ltd.	7,269,008	6,242,245
	Ansell, Ltd.	571,799	18,600,786
#	APN Property Group, Ltd.	86,412	37,597
	Appen, Ltd.	144,558	1,740,327
*	Arafura Resources, Ltd.	1,591,642	220,176
	ARB Corp., Ltd.	538,242	16,148,501
# *	Ardent Leisure Group, Ltd.	2,770,378	1,831,593
	Asaleo Care, Ltd.	1,167,762	1,267,721
	AUB Group, Ltd.	496,714	7,796,143
#	Aurelia Metals, Ltd.	5,287,455	1,701,995
	Austal, Ltd.	2,278,005	4,227,295
*	Australian Agricultural Co., Ltd.	3,439,805	3,044,123
	Australian Ethical Investment, Ltd.	22,322	149,623
	Australian Finance Group, Ltd.	1,604,223	3,470,677
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,554,732
# *	Australian Strategic Materials, Ltd.	493,304	1,816,048
	Australian Vintage, Ltd.	4,317,004	2,457,120
	Auswide Bank, Ltd.	114,747	566,290
	Ava Risk Group, Ltd.	27,751	9,182
#	AVJennings, Ltd.	7,058,528	2,938,500
# *	AVZ Minerals, Ltd.	1,847,793	247,760
*	Axsesstoday, Ltd.	1,687	5
	Baby Bunting Group, Ltd.	473,116	2,279,815
#	Bank of Queensland, Ltd.	3,982,680	27,602,567
*	Bannerman Resources, Ltd.	189,736	20,224
	Bapcor, Ltd.	2,252,217	13,386,906
	Base Resources, Ltd.	393,323	83,363
	Beach Energy, Ltd.	7,632,087	7,397,535
	Bega Cheese, Ltd.	2,143,926	10,546,643
	Bell Financial Group, Ltd.	122,493	169,859
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040
*	Berkeley Energia, Ltd.	27,600	11,874
	Bingo Industries, Ltd.	1,091,685	2,867,405
*	Bionomics, Ltd.	160,677	29,612
#	Blackmores, Ltd.	97,147	5,350,995
*	Botanix Pharmaceuticals, Ltd.	688,967	40,734
	Bravura Solutions, Ltd.	1,664,952	3,605,762
	Breville Group, Ltd.	821,653	16,454,862
	Brickworks, Ltd.	512,139	7,994,797
	BWX, Ltd.	587,374	2,123,253

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Byron Energy, Ltd.	89,192	$7,878
*	Calix, Ltd.	35,189	72,262
	Capitol Health, Ltd.	3,495,372	1,009,109
	Capral, Ltd.	2,800	15,732
#	Cardno, Ltd.	1,127,842	686,816
# *	Carnarvon Petroleum, Ltd.	3,381,086	674,378
	Carsales.com, Ltd.	1,191,399	18,200,604
#	Cash Converters International, Ltd.	2,766,362	491,181
# *	Catapult Group International, Ltd.	401,552	632,424
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	430,903	2,433,173
*	Central Petroleum, Ltd.	430,927	39,625
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	2,262,108	8,879,419
*	Champion Iron, Ltd.	543,145	2,834,077
*	City Chic Collective, Ltd.	187,917	674,927
#	Class, Ltd.	386,717	462,248
*	Clean Seas Seafood, Ltd.	87,730	43,096
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377
	Clinuvel Pharmaceuticals, Ltd.	111,897	2,496,833
#	Clover Corp., Ltd.	365,203	528,271
	Codan, Ltd.	670,501	9,181,902
# *	Collection House, Ltd.	2,084,920	353,532
	Collins Foods, Ltd.	745,683	6,526,777
# *	Cooper Energy, Ltd.	11,837,413	2,222,590
# *	Corporate Travel Management, Ltd.	650,080	9,212,851
	Costa Group Holdings, Ltd.	2,640,354	9,471,279
	Credit Corp. Group, Ltd.	495,925	11,035,227
	CSR, Ltd.	3,273,096	15,031,981
*	Dacian Gold, Ltd.	687,075	186,970
	Danakali Ltd.	41,670	16,617
	Data#3, Ltd.	962,073	4,593,266
*	Decmil Group, Ltd.	424,759	176,711
*	Deep Yellow, Ltd.	107,184	54,338
	Deterra Royalties, Ltd.	1,655,501	5,550,261
#	Dicker Data, Ltd.	240,674	1,941,914
*	Domain Holdings Australia, Ltd.	1,576,647	6,152,475
	Downer EDI, Ltd.	2,972,710	12,841,888
#	Eagers Automotive, Ltd.	775,292	9,329,389
# *	Eclipx Group, Ltd.	2,008,091	2,937,983
#	Elanor Investor Group	87,848	113,898
	Elders, Ltd.	1,232,076	11,545,413
# *	Electro Optic Systems Holdings, Ltd.	454,671	1,614,514
# *	Emeco Holdings, Ltd.	1,441,745	1,051,448
# *	EML Payments, Ltd.	179,249	783,976
	Enero Group, Ltd.	10,609	26,191
	EQT Holdings, Ltd.	99,023	1,865,635
*	Estia Health, Ltd.	1,663,088	3,143,058
	Euroz, Ltd.	116,329	143,009
#	EVENT Hospitality and Entertainment, Ltd.	546,035	5,361,625
*	FAR, Ltd.	12,771,552	40,338
	Finbar Group, Ltd.	222,050	139,811
	Fleetwood, Ltd.	368,897	719,934
# *	Flight Centre Travel Group, Ltd.	581,094	7,449,660
*	Fluence Corp., Ltd.	116,395	17,901
# *	Freedom Foods Group, Ltd.	362,595	114,233
#	G8 Education, Ltd.	5,593,566	4,296,301
# *	Galaxy Resources, Ltd.	3,083,972	9,241,743

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Genetic Signatures, Ltd.	8,967	$9,504
# *	Genex Power, Ltd.	799,280	147,578
	Genworth Mortgage Insurance Australia, Ltd.	1,615,764	3,393,836
*	Geopacific Resources, Ltd.	14,236	3,657
	Geopacific Resources, Ltd.	19,080	4,924
	Gold Road Resources, Ltd.	3,183,092	3,112,234
	GR Engineering Services, Ltd.	55,230	58,587
	GrainCorp, Ltd., Class A	1,547,172	6,087,229
	Grange Resources, Ltd.	524,857	230,422
*	Greenland Minerals, Ltd.	1,692,337	104,303
	GTN, Ltd.	15,394	5,198
	GUD Holdings, Ltd.	860,592	8,848,274
	GWA Group, Ltd.	1,820,263	4,190,902
	Hansen Technologies, Ltd.	1,293,047	5,669,146
	Healius, Ltd.	4,144,191	13,179,559
#	Helloworld Travel, Ltd.	51,370	73,458
*	Highfield Resources, Ltd.	160,730	93,780
*	Horizon Oil, Ltd.	714,889	45,817
*	Hot Chili, Ltd.	971,208	28,121
*	HT&E, Ltd.	1,686,962	2,323,915
#	HUB24, Ltd.	281,179	5,454,342
# *	Humm Group, Ltd.	2,755,893	1,889,092
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,925,542	22,430,682
	Iluka Resources, Ltd.	1,655,501	9,812,475
	Image Resources NL	371,646	48,186
	Imdex, Ltd.	2,400,019	3,489,446
# *	ImpediMed, Ltd.	417,437	36,689
*	Incitec Pivot, Ltd.	4,675,533	9,490,909
	Infomedia, Ltd.	2,776,535	3,360,516
#	Inghams Group, Ltd.	2,191,759	5,518,842
	Intega Group, Ltd.	1,127,842	441,494
	Integral Diagnostics, Ltd.	311,931	1,092,525
#	Integrated Research, Ltd.	611,969	1,197,355
#	InvoCare, Ltd.	1,056,358	9,200,755
# *	ioneer, Ltd.	361,132	111,964
	IOOF Holdings, Ltd.	3,815,495	10,717,038
	IPH, Ltd.	1,243,670	6,785,495
	IRESS, Ltd.	1,225,060	9,509,724
	IVE Group, Ltd.	543,358	572,566
*	Japara Healthcare, Ltd.	1,594,623	1,239,150
	JB Hi-Fi, Ltd.	90,086	3,204,807
	Johns Lyng Group, Ltd.	421,421	1,324,803
	Jumbo Interactive, Ltd.	208,843	2,254,713
	Juno Minerals, Ltd.	293,050	18,421
	Jupiter Mines, Ltd.	4,784,049	1,248,821
*	Karoon Energy, Ltd.	3,390,788	3,319,588
*	Kingsgate Consolidated, Ltd.	1,079,815	699,477
#	Kogan.com, Ltd.	292,389	2,486,399
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	141,647	1,526,167
	Link Administration Holdings, Ltd.	1,829,185	7,008,715
# *	Livetiles, Ltd.	344,818	50,336
	Lovisa Holdings, Ltd.	162,203	1,815,606
# *	Lynas Rare Earths, Ltd.	5,868,035	24,710,818
	MACA, Ltd.	1,622,774	1,151,365
	Macmahon Holdings, Ltd.	5,344,671	780,663
*	Macquarie Telecom Group, Ltd.	2,399	95,860
*	Mayne Pharma Group, Ltd.	9,518,774	2,958,758

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare, Ltd.	490,350	$4,187,652
#	McPherson’s, Ltd.	653,702	768,657
	Medusa Mining, Ltd.	475,938	293,369
# *	Mesoblast, Ltd.	1,561,474	2,372,558
# *	Metals X, Ltd.	3,565,919	640,206
	Metcash, Ltd.	7,963,936	21,818,779
#	Michael Hill International, Ltd.	1,490,263	949,582
*	Millennium Minerals, Ltd.	1,065,474	0
	Mineral Resources, Ltd.	556,448	20,321,725
*	MMA Offshore, Ltd.	1,249,410	301,748
#	MNF Group, Ltd.	196,094	873,485
#	Moelis Australia, Ltd.	79,526	331,772
	Monadelphous Group, Ltd.	566,488	5,538,708
	Monash IVF Group, Ltd.	1,738,681	1,143,563
#	Money3 Corp., Ltd.	926,438	2,219,510
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	1,173,113
	Motorcycle Holdings, Ltd.	24,808	52,967
	Mount Gibson Iron, Ltd.	3,756,776	2,671,583
# *	Myanmar Metals, Ltd.	494,858	26,685
# *	Myer Holdings, Ltd.	3,707,181	897,204
	MyState, Ltd.	549,554	1,857,250
# *	Nanosonics, Ltd.	227,211	1,053,119
	Navigator Global Investments, Ltd.	892,324	1,046,767
*	nearmap, Ltd.	1,938,623	3,174,991
# *	Neometals, Ltd.	626,513	255,299
	Netwealth Group, Ltd.	406,590	4,653,997
*	New Century Resources, Ltd.	168,090	23,824
#	New Energy Solar, Ltd.	201,504	122,154
#	New Hope Corp., Ltd.	2,234,532	1,995,680
*	NEXTDC, Ltd.	1,046,671	9,308,421
	nib holdings, Ltd.	3,098,293	14,744,769
	Nick Scali, Ltd.	400,543	3,450,189
	Nickel Mines, Ltd.	626,222	545,932
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027
	Northern Star Resources, Ltd.	451,498	3,627,531
	NRW Holdings, Ltd.	2,939,598	4,381,080
*	Nufarm, Ltd.	1,868,539	7,500,037
	Objective Corp., Ltd.	6,233	63,249
	OFX Group, Ltd.	1,813,799	1,680,565
*	Oklo Resources, Ltd.	202,639	21,755
	OM Holdings, Ltd.	342,290	243,977
	Omni Bridgeway, Ltd.	2,382,146	6,903,478
# *	oOh!media, Ltd.	3,082,993	4,048,863
*	Ora Banda Mining, Ltd.	674,394	116,342
*	Orbital Corp., Ltd.	16,624	12,379
# *	Orocobre, Ltd.	236,662	1,218,845
	Orora, Ltd.	6,339,374	15,511,229
	Over the Wire Holdings, Ltd.	16,080	57,231
	OZ Minerals, Ltd.	1,996,652	36,427,188
	Pacific Current Group, Ltd.	259,417	1,107,805
#	Pacific Smiles Group, Ltd.	272,678	600,512
	Pact Group Holdings, Ltd.	1,422,949	3,979,853
# *	Paladin Energy, Ltd.	1,591,886	500,859
*	Panoramic Resources, Ltd.	10,316,364	1,266,976
# *	Pantoro, Ltd.	1,023,926	164,913
# *	Peak Resources, Ltd.	224,220	15,467
	Peet, Ltd.	941,277	889,125
	Pendal Group, Ltd.	1,950,282	11,062,445

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	People Infrastructure, Ltd.	40,938	$142,060
	Perenti Global, Ltd.	4,835,224	4,047,709
	Perpetual, Ltd.	405,248	10,800,783
*	Perseus Mining, Ltd.	9,066,296	8,485,656
	Platinum Asset Management, Ltd.	2,013,396	7,310,030
*	Poseidon Nickel, Ltd.	643,832	32,027
	PPK Group, Ltd.	17,813	114,870
# *	Praemium, Ltd.	1,152,591	683,947
	Premier Investments, Ltd.	622,552	12,606,913
#	Pro Medicus, Ltd.	300,101	10,901,405
	Probiotec, Ltd.	7,178	11,376
	Propel Funeral Partners, Ltd.	63,076	152,870
	PSC Insurance Group, Ltd.	103,613	283,374
	PWR Holdings, Ltd.	219,449	1,012,420
	QANTM Intellectual Property, Ltd.	15,371	12,915
	Qube Holdings, Ltd.	674,969	1,562,905
*	Quickstep Holdings, Ltd.	134,452	6,002
	Ramelius Resources, Ltd.	4,758,357	6,169,291
*	ReadyTech Holdings, Ltd.	16,153	25,920
#	Reckon, Ltd.	391,834	241,336
*	Red 5, Ltd.	6,878,068	981,281
# *	Redbubble, Ltd.	126,785	398,846
	Redcape Hotel Group	111,772	86,992
#	Regis Healthcare, Ltd.	863,552	1,530,211
	Regis Resources, Ltd.	4,825,314	9,619,556
# *	Reject Shop, Ltd. (The)	116,216	540,499
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882
#	Resimac Group, Ltd.	12,138	22,380
# *	Resolute Mining, Ltd.	8,007,059	2,977,582
*	Retail Food Group, Ltd.	4,257,582	241,641
#	Rhipe, Ltd.	298,914	454,409
*	Ridley Corp., Ltd.	1,862,695	1,531,056
*	RPMGlobal Holdings, Ltd.	255,411	288,460
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	6,394,472
	SeaLink Travel Group, Ltd.	369,244	2,867,388
	Select Harvests, Ltd.	880,705	4,163,087
#	Senex Energy, Ltd.	1,196,550	2,877,573
#	Servcorp, Ltd.	342,954	936,184
	Service Stream, Ltd.	2,572,185	2,030,889
# *	Seven West Media, Ltd.	3,002,337	1,093,368
	SG Fleet Group, Ltd.	452,859	1,060,453
	Shaver Shop Group, Ltd.	399,193	325,032
	Sigma Healthcare, Ltd.	6,192,917	2,854,662
*	Silver Lake Resources, Ltd.	6,142,732	8,174,842
*	Silver Mines, Ltd.	345,904	62,849
	Sims, Ltd.	1,162,937	14,098,859
	SmartGroup Corp., Ltd.	674,100	3,649,491
*	SomnoMed, Ltd.	25,160	37,778
	Southern Cross Electrical Engineering, Ltd.	75,077	29,073
*	Southern Cross Media Group, Ltd.	1,320,693	1,893,823
	Spark Infrastructure Group	11,933,662	20,154,884
# *	Speedcast International, Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	64,859	18,933
#	SRG Global, Ltd.	330,321	114,002
	St Barbara, Ltd.	5,328,067	7,530,731
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576
	Steadfast Group, Ltd.	5,683,479	18,233,883
# *	Strike Energy, Ltd.	2,946,889	846,073

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sunland Group, Ltd.	1,211,896	$2,196,034
*	Sunrise Energy Metals, Ltd.	8,692	14,824
	Super Retail Group, Ltd.	1,139,326	10,464,575
# *	Superloop, Ltd.	810,076	646,981
*	Syrah Resources, Ltd.	2,676,718	2,415,319
#	Tassal Group, Ltd.	1,531,815	4,355,748
	Technology One, Ltd.	1,748,272	12,754,504
# *	Temple & Webster Group, Ltd.	138,534	1,134,081
*	Tiger Resources, Ltd.	9,447,997	1,456
	Tribune Resources, Ltd.	14,725	59,154
	United Malt Grp, Ltd.	1,771,214	6,230,819
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,434,537
	Vita Group, Ltd.	618,108	393,848
	Viva Energy Group, Ltd.	3,953,539	5,936,755
# *	Vmoto, Ltd.	267,457	90,831
*	Vocus Group, Ltd.	4,091,642	17,247,422
# *	Wagners Holding Co., Ltd.	122,838	225,183
#	WAM Capital, Ltd.	692,131	1,239,536
# *	Webjet, Ltd.	2,056,935	7,856,400
	Western Areas, Ltd.	2,254,139	3,988,030
# *	Westgold Resources, Ltd.	2,414,524	3,987,601
*	Whitehaven Coal, Ltd.	4,887,743	4,785,354

TOTAL AUSTRALIA			1,186,381,546

CHINA — (0.2%)
*	FIH Mobile, Ltd.	21,218,000	2,995,366
	TK Group Holdings, Ltd.	1,342,000	584,974

TOTAL CHINA			3,580,340

HONG KONG — (20.8%)
*	Aceso Life Science Group, Ltd.	18,044,400	470,803
	Aeon Credit Service Asia Co., Ltd.	986,000	658,466
	Allied Group, Ltd.	13,040,000	5,752,759
	APAC Resources, Ltd.	3,766,513	633,514
# *	Apollo Future Mobility Group, Ltd.	8,436,000	498,211
# *	Applied Development Holdings, Ltd.	13,430,000	219,458
*	Arts Optical International Hldgs, Ltd.	614,000	58,863
	Asia Financial Holdings, Ltd.	2,404,908	1,177,499
*	Asia Standard Hotel Group, Ltd.	4,961,654	158,065
*	Asia Standard International Group, Ltd.	13,222,917	2,126,810
*	Asiasec Properties, Ltd.	1,737,000	278,636
#	ASM Pacific Technology, Ltd.	911,000	13,759,218
	Associated International Hotels, Ltd.	952,000	1,700,716
	Automated Systems Holdings, Ltd.	340,400	66,497
	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	882,000	211,426
	BOC Aviation, Ltd.	292,000	2,628,416
	BOCOM International Holdings Co., Ltd.	943,000	210,795
	BOE Varitronix, Ltd.	3,807,293	1,937,723
	Bright Smart Securities & Commodities Group, Ltd.	536,000	143,926
	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,156
	Build King Holdings, Ltd.	440,000	63,899
*	Burwill Holdings, Ltd.	37,300,960	63,867
#	Cafe de Coral Holdings, Ltd.	3,090,000	6,707,407
*	Cathay Pacific Airways, Ltd.	189,000	166,197
	Century City International Holdings, Ltd.	7,111,460	402,817
#	CGN Mining Co., Ltd.	5,570,000	495,392

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	1,296,000	$399,357
	Cheuk Nang Holdings, Ltd.	771,714	282,407
	Chevalier International Holdings, Ltd.	820,989	1,018,982
*	China Baoli Technologies Holdings, Ltd.	1,147,500	6,795
*	China Best Group Holding, Ltd.	849,999	38,657
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	402,940
*	China Energy Development Holdings, Ltd.	59,474,000	755,860
	China Motor Bus Co., Ltd.	71,600	967,675
*	China Solar Energy Holdings, Ltd.	1,669,500	7,254
# *	China Star Entertainment, Ltd.	11,170,000	2,058,321
*	China Strategic Holdings, Ltd.	80,821,250	1,389,124
*	China Tonghai International Financial, Ltd.	1,300,000	43,727
	Chinese Estates Holdings, Ltd.	3,043,000	1,504,553
	Chinney Investments, Ltd.	1,180,000	282,918
	Chong Hing Bank, Ltd.	244,000	321,898
	Chow Sang Sang Holdings International, Ltd.	2,417,000	4,108,736
	Chuang’s China Investments, Ltd.	8,811,407	506,042
	Chuang’s Consortium International, Ltd.	7,519,043	1,043,942
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,985,668
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	1,892,201
#	CMBC Capital Holdings, Ltd.	17,640,000	239,803
	CNQC International Holdings, Ltd.	2,562,500	268,322
	CNT Group, Ltd.	7,979,264	394,881
#	Convenience Retail Asia, Ltd.	1,026,000	93,727
# *	Convoy Global Holdings, Ltd.	38,622,000	155,627
	Crystal International Group, Ltd.	38,000	20,011
#	CSI Properties, Ltd.	47,866,383	1,505,214
	Dah Sing Banking Group, Ltd.	3,977,516	4,359,936
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,875,957
	Dickson Concepts International, Ltd.	1,620,500	854,074
# *	Digital Domain Holdings, Ltd.	2,310,000	20,809
*	Dingyi Group Investment, Ltd.	300,000	3,316
	Dynamic Holdings, Ltd.	96,000	172,399
	Eagle Nice International Holdings, Ltd.	2,194,000	1,286,436
	EC Healthcare	1,377,097	1,654,059
	EcoGreen International Group, Ltd.	1,994,640	497,008
*	Emperor Capital Group, Ltd.	31,611,000	540,477
	Emperor Entertainment Hotel, Ltd.	4,840,000	765,247
	Emperor International Holdings, Ltd.	10,584,753	1,508,300
*	Emperor Watch & Jewellery, Ltd.	34,460,000	683,885
*	Energy International Investments Holdings, Ltd.	1,960,000	17,768
*	ENM Holdings, Ltd.	16,260,000	1,336,982
*	Esprit Holdings, Ltd.	16,205,325	1,603,945
*	Eternity Investment, Ltd.	820,000	25,702
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,869,989
	Far East Consortium International, Ltd.	12,296,827	4,350,124
	First Pacific Co., Ltd.	15,728,000	5,390,879
*	First Shanghai Investments, Ltd.	5,568,000	236,138
#	Fosun Tourism Group.	25,200	39,756
	Fountain SET Holdings, Ltd.	6,594,000	975,745
	Four Seas Mercantile Holdings, Ltd.	610,000	202,442
*	Freeman Fintech Corp., Ltd.	13,680,000	29,763
	FSE Services Group, Ltd.	91,000	60,795
	GDH Guangnan Holdings., Ltd.	2,083,600	179,434
*	Genting Hong Kong, Ltd.	2,702,000	201,468
	Get Nice Financial Group, Ltd.	2,438,600	326,332
	Giordano International, Ltd.	8,494,000	1,702,957
	Glorious Sun Enterprises, Ltd.	3,932,000	420,343

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Gold Peak Industries Holdings, Ltd.	3,029,642	$293,310
	Golden Resources Development International, Ltd.	4,082,500	335,853
	Goldin Financial Holdings, Ltd.	9,580,000	0
*	Good Resources Holdings, Ltd.	6,860,000	28,172
*	Goodbaby International Holdings, Ltd.	6,163,000	1,473,467
	Great Eagle Holdings, Ltd.	1,068,349	3,762,692
# *	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,997
*	Greentech Technology International, Ltd.	8,860,000	103,662
*	G-Resources Group, Ltd.	178,620,600	1,105,147
	Guoco Group, Ltd.	2,000	24,092
	Guotai Junan International Holdings, Ltd.	31,755,797	5,739,354
#	Haitong International Securities Group, Ltd.	21,115,400	6,635,834
	Hang Lung Group, Ltd.	2,564,000	6,726,134
	Hanison Construction Holdings, Ltd.	2,713,649	463,873
*	Hans Energy Co., Ltd.	352,000	17,029
#	Harbour Centre Development, Ltd.	935,500	979,909
	HKBN, Ltd.	3,773,500	5,516,638
	HKR International, Ltd.	7,149,369	2,957,539
	Hon Kwok Land Investment Co., Ltd.	388,800	171,726
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	778,453
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,655,654
	Hongkong Chinese, Ltd.	5,038,000	430,289
	Honma Golf, Ltd.	1,060,000	584,809
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,507
	Hung Hing Printing Group, Ltd.	3,040,000	524,274
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	2,556,188
*	Hypebeast, Ltd.	2,320,000	356,108
	Hysan Development Co., Ltd.	2,192,000	8,251,940
# *	I-CABLE Communications, Ltd.	4,080,000	36,699
	IGG, Inc.	9,421,000	15,880,094
*	Imagi International Holdings, Ltd.	2,220,984	530,208
	International Housewares Retail Co., Ltd.	2,042,000	716,559
	IPE Group, Ltd.	3,345,000	288,271
*	IRC, Ltd.	37,862,266	1,216,959
#	ITC Properties Group, Ltd.	6,237,292	868,082
	Jacobson Pharma Corp., Ltd.	3,616,000	363,094
*	JBM Healthcare, Ltd.	452,000	66,336
	Johnson Electric Holdings, Ltd.	2,863,992	7,610,994
	K Wah International Holdings, Ltd.	1,588,000	790,232
*	Kader Holdings Co., Ltd.	378,000	21,505
	Kam Hing International Holdings, Ltd.	1,248,000	61,970
	Karrie International Holdings, Ltd.	2,440,000	576,786
	Keck Seng Investments Hong Kong, Ltd.	912,600	387,105
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244
	Kerry Properties, Ltd.	1,944,000	6,549,934
	Kingmaker Footwear Holdings, Ltd.	1,878,955	228,672
	Kowloon Development Co., Ltd.	3,133,000	3,680,752
*	Kwoon Chung Bus Holdings, Ltd.	44,000	13,689
*	Lai Sun Development Co., Ltd.	1,976,896	1,572,212
*	Lai Sun Garment International, Ltd.	665,530	498,490
	Lam Soon Hong Kong, Ltd.	325,310	661,974
*	Landing International Development, Ltd.	6,932,800	281,475
	Landsea Green Properties Co., Ltd.	3,016,000	189,588
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	575,870
*	Lifestyle International Holdings, Ltd.	3,713,000	3,008,100
	Lippo China Resources, Ltd.	17,982,000	302,579
	Lippo, Ltd.	1,161,700	341,757
	Liu Chong Hing Investment, Ltd.	1,531,200	1,575,944

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	L’Occitane International SA	2,278,500	$6,546,274
	Luk Fook Holdings International, Ltd.	3,704,000	9,256,746
	Lung Kee Bermuda Holdings	1,521,875	736,971
	Magnificent Hotel Investment, Ltd.	13,170,000	196,736
	Man Wah Holdings, Ltd.	6,540,800	13,693,408
*	Mason Group Holdings, Ltd.	111,713,399	500,914
	Master Glory Group, Ltd.	972,981	6,113
	Matrix Holdings, Ltd.	1,067,414	283,401
	MECOM Power and Construction, Ltd.	1,716,000	987,145
	Melbourne Enterprises, Ltd.	39,500	807,191
	Melco International Development, Ltd.	2,383,000	4,726,488
	MGM China Holdings, Ltd.	150,800	248,053
# *	MH Development, Ltd.	3,238,000	90,665
*	Midland Holdings, Ltd.	3,239,987	445,039
	Ming Fai International Holdings, Ltd.	1,728,000	157,666
	Miramar Hotel & Investment	1,144,000	2,239,760
	Modern Dental Group, Ltd.	2,865,000	1,451,064
	NagaCorp., Ltd.	674,000	720,435
#	Nameson Holdings, Ltd.	7,744,000	647,553
	Nanyang Holdings, Ltd.	133,500	716,172
	National Electronics Hldgs	2,668,600	374,818
*	National United Resources Holdings, Ltd.	18,280,000	62,598
*	Neo-Neon Holdings, Ltd.	2,315,500	149,355
# *	NewOcean Energy Holdings, Ltd.	7,246,000	520,476
#	Nissin Foods Co., Ltd.	904,000	685,828
	NWS Holdings, Ltd.	5,148,000	5,681,495
	Oriental Watch Holdings	2,669,120	1,027,862
# *	Oshidori International Holdings, Ltd.	20,024,400	1,492,443
	Pacific Andes International Holdings, Ltd.	19,435,067	68,555
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038
*	Pacific Century Premium Developments, Ltd.	354,240	32,876
	Pacific Textiles Holdings, Ltd.	8,088,000	5,165,154
	Pak Fah Yeow International, Ltd.	5,000	1,162
	Paliburg Holdings, Ltd.	3,180,830	887,034
*	Paradise Entertainment, Ltd.	3,672,000	710,128
*	PC Partner Group, Ltd.	1,932,000	970,615
#	PCCW, Ltd.	10,624,545	6,146,844
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,359
#	Pentamaster International, Ltd.	736,000	158,557
	Perfect Shape Medical, Ltd.	3,452,000	3,048,816
	Pico Far East Holdings, Ltd.	5,214,000	918,879
*	Planetree International Development, Ltd.	76,000	7,587
	Playmates Holdings, Ltd.	7,082,000	847,214
	Plover Bay Technologies, Ltd.	2,032,000	386,124
	Pokfulam Development Co., Ltd.	112,000	167,646
	Polytec Asset Holdings, Ltd.	21,978,136	4,135,528
*	PT International Development Co., Ltd.	8,345,150	413,769
	Public Financial Holdings, Ltd.	2,880,000	870,119
*	PYI Corp., Ltd.	4,005,194	194,282
	PYXIS Group, Ltd.	1,936,000	0
	Regal Hotels International Holdings, Ltd.	2,953,800	1,579,389
	Regina Miracle International Holdings, Ltd.	1,983,000	583,682
*	Renco Holdings Group, Ltd.	103,000	2,933
# *	Sa Sa International Holdings, Ltd.	5,060,960	1,200,559
	Safety Godown Co., Ltd.	1,200,000	518,323
	SAS Dragon Holdings, Ltd.	2,182,000	904,213
	SEA Holdings, Ltd.	1,711,523	1,793,463
*	Shangri-La Asia, Ltd.	2,748,000	2,616,021

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Shenwan Hongyuan HK, Ltd.	3,586,250	$470,012
	Shun Ho Property Investments, Ltd.	1,254,757	210,193
	Shun Tak Holdings, Ltd.	11,755,419	3,758,718
*	Sincere Watch Hong Kong, Ltd.	4,450,000	40,306
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	225,307
#	Singamas Container Holdings, Ltd.	9,506,000	768,294
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591
	SmarTone Telecommunications Holdings, Ltd.	2,175,481	1,283,605
*	Solomon Systech International, Ltd.	10,960,000	1,196,068
	Soundwill Holdings, Ltd.	600,500	664,135
*	South China Holdings Co., Ltd.	17,774,503	275,541
	Stella International Holdings, Ltd.	2,620,000	3,228,160
# *	Summit Ascent Holdings, Ltd.	7,556,000	757,198
	Sun Hung Kai & Co., Ltd.	5,271,429	2,713,269
	SUNeVision Holdings, Ltd.	2,464,000	2,542,483
	TAI Cheung Holdings, Ltd.	2,345,000	1,467,542
	Tai Sang Land Development, Ltd.	798,910	430,542
#	Tan Chong International, Ltd.	1,176,000	308,689
#	Tao Heung Holdings, Ltd.	1,396,000	183,550
	Television Broadcasts, Ltd.	2,082,600	2,278,526
*	Termbray Industries International Holdings, Ltd.	1,314,900	51,503
	Texwinca Holdings, Ltd.	4,870,000	1,115,125
*	Theme International Holdings, Ltd.	5,990,000	549,531
	Tian Teck Land, Ltd.	1,024,000	726,253
*	TOM Group, Ltd.	224,000	11,687
# *	Town Health International Medical Group, Ltd.	3,656,115	152,971
	Tradelink Electronic Commerce, Ltd.	6,206,000	998,178
	Transport International Holdings, Ltd.	1,590,602	3,315,304
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,441,745
*	Universal Technologies Holdings, Ltd.	1,730,000	75,928
	Untrade CW Group Holdings	1,361,500	7,589
*	Up Energy Development Group, Ltd.	3,929,000	12,241
	Value Partners Group, Ltd.	5,237,000	3,705,915
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,398
	Vedan International Holdings, Ltd.	3,576,000	377,873
	Vitasoy International Holdings, Ltd.	2,549,000	9,842,704
#	VPower Group International Holdings, Ltd.	1,815,000	418,053
	VSTECS Holdings, Ltd.	6,665,600	6,586,759
	VTech Holdings, Ltd.	1,438,200	13,161,923
	Wai Kee Holdings, Ltd.	7,038,738	3,821,472
	Wang On Group, Ltd.	41,740,000	360,191
*	Wealthking Investments, Ltd.	8,104,000	889,068
	Wing On Co. International, Ltd.	759,000	1,696,708
#	Wing Tai Properties, Ltd.	2,187,331	1,296,334
*	YGM Trading, Ltd.	252,000	66,550
	YT Realty Group, Ltd.	1,968,124	456,738
	YTO Express Holdings, Ltd.	424,000	277,344
	Yue Yuen Industrial Holdings, Ltd.	2,179,500	5,454,761
# *	Yunfeng Financial Group, Ltd.	612,000	233,588
#	Zensun Enterprises, Ltd.	2,770,000	199,461
*	Zhaobangji Properties Holdings, Ltd.	856,000	77,011

TOTAL HONG KONG			424,576,640

NEW ZEALAND — (6.2%)
# *	AFT Pharmaceuticals, Ltd.	3,642	12,158
*	Air New Zealand, Ltd.	275,554	342,375
#	Arvida Group, Ltd.	824,120	1,058,749
	Briscoe Group, Ltd.	23,531	94,731

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd.	2,980,874	$14,459,866
	Colonial Motor Co., Ltd. (The)	144,588	923,870
# *	Comvita, Ltd.	44,950	112,009
	Delegat Group, Ltd.	2,191	22,991
# *	Eroad, Ltd.	24,092	97,571
	Fletcher Building, Ltd.	459,102	2,386,834
	Freightways, Ltd.	984,862	7,842,104
#	Genesis Energy, Ltd.	1,887,239	4,640,005
# *	Gentrack Group, Ltd.	71,302	79,883
#	Hallenstein Glasson Holdings, Ltd.	326,057	1,715,377
	Heartland Group Holdings, Ltd.	2,062,108	2,664,708
	Infratil, Ltd.	3,887,656	19,788,871
	Investore Property, Ltd.	551,549	826,787
*	Kathmandu Holdings, Ltd.	2,598,560	2,691,849
	Mainfreight, Ltd.	257,292	13,333,178
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	676,011
	Napier Port Holdings, Ltd.	4,374	11,133
# *	NEW Zealand King Salmon Investments, Ltd.	63,420	75,426
# *	New Zealand Refining Co., Ltd. (The)	965,490	358,009
*	NZME, Ltd.	945,851	531,509
#	NZX, Ltd.	1,472,662	2,178,946
	Oceania Healthcare, Ltd.	731,257	704,269
# *	Pacific Edge, Ltd.	690,799	566,580
	PGG Wrightson, Ltd.	120,785	289,450
*	Plexure Group, Ltd.	27,580	14,995
	Port of Tauranga, Ltd.	38,375	203,077
*	Pushpay Holdings, Ltd.	2,872,279	3,761,039
*	Rakon, Ltd.	10,547	6,794
*	Restaurant Brands New Zealand, Ltd.	171,783	1,608,215
	Richina Pacific, Ltd.	274,180	0
#	Sanford, Ltd.	394,135	1,304,993
#	Scales Corp., Ltd.	462,215	1,507,481
	Scott Technology, Ltd.	47,518	84,023
*	Serko, Ltd.	77,482	375,946
	Skellerup Holdings, Ltd.	806,301	2,678,000
*	SKY Network Television, Ltd.	2,934,721	356,683
*	SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823
	Steel & Tube Holdings, Ltd.	575,667	477,314
	Summerset Group Holdings, Ltd.	1,386,567	12,057,084
*	Synlait Milk, Ltd.	449,820	1,053,898
# *	Tourism Holdings, Ltd.	712,961	1,313,203
*	TOWER, Ltd.	2,393,845	1,488,975
#	Trustpower, Ltd.	252,846	1,596,098
#	Turners Automotive Group, Ltd.	66,610	176,277
	Vector, Ltd.	90,538	269,727
*	Vista Group International, Ltd.	458,004	799,468
	Warehouse Group, Ltd. (The)	360,516	880,422
*	Z Energy, Ltd.	1,809,064	3,461,269

TOTAL NEW ZEALAND			126,988,053

SINGAPORE — (11.0%)
*	Abterra, Ltd.	230,321	1,264
	Accordia Golf Trust	5,267,200	84,307
	AEM Holdings, Ltd.	798,900	2,453,963
#	Amara Holdings, Ltd.	974,800	283,121
	Ascendas India Trust	5,731,200	6,106,391
#	Avarga, Ltd.	2,722,000	675,019
# *	Banyan Tree Holdings, Ltd.	783,400	197,193
#	Best World International, Ltd.	2,911,550	553,102

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Bonvests Holdings, Ltd.	950,000	$706,675
	Boustead Singapore, Ltd.	2,320,982	1,758,294
	Bukit Sembawang Estates, Ltd.	1,236,103	4,371,265
#	Bund Center Investment, Ltd.	659,825	278,546
#	Centurion Corp., Ltd.	1,405,100	364,301
#	China Aviation Oil Singapore Corp., Ltd.	2,708,399	2,294,477
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,658,179
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,431,359
	Chuan Hup Holdings, Ltd.	3,937,600	664,920
	Civmec, Ltd.	162,700	67,320
	ComfortDelGro Corp., Ltd.	10,328,200	13,326,308
# *	COSCO Shipping International Singapore Co., Ltd.	7,065,000	1,748,738
# *	Creative Technology, Ltd.	321,100	642,713
	CSE Global, Ltd.	2,713,000	1,159,741
#	Del Monte Pacific, Ltd.	2,230,164	568,474
#	Delfi, Ltd.	979,700	643,910
	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	9,845,878	59,930
# *	Ezra Holdings, Ltd.	8,161,986	12,635
#	Far East Orchard, Ltd.	1,249,303	1,069,646
#	First Resources, Ltd.	5,615,400	6,453,501
#	First Sponsor Group, Ltd.	484,728	512,799
#	Food Empire Holdings, Ltd.	1,473,700	1,049,318
# *	Fragrance Group, Ltd.	6,077,000	534,402
	Fraser and Neave, Ltd.	241,400	266,842
	Frasers Property, Ltd.	93,500	86,968
	Frencken Group, Ltd.	2,124,300	2,484,796
#	Fu Yu Corp., Ltd.	3,824,600	903,672
# *	Gallant Venture, Ltd.	5,262,600	514,724
*	Geo Energy Resources, Ltd.	3,837,000	618,323
#	GK Goh Holdings, Ltd.	1,484,065	1,109,902
	Golden Agri-Resources, Ltd.	38,086,600	7,143,738
*	Golden Energy & Resources, Ltd.	603,700	70,657
*	GP Industries, Ltd.	875,409	396,470
#	GuocoLand, Ltd.	1,932,314	2,408,756
# *	Halcyon Agri Corp., Ltd.	1,635,533	336,188
#	Hanwell Holdings, Ltd.	1,765,919	657,040
#	Haw Par Corp., Ltd.	385,000	3,815,863
#	Hiap Hoe, Ltd.	498,000	246,282
	Ho Bee Land, Ltd.	1,656,200	3,397,003
#	Hong Fok Corp., Ltd.	3,566,294	2,390,573
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	1,577,959
#	Hong Leong Finance, Ltd.	1,002,000	1,895,665
	Hotel Grand Central, Ltd.	1,599,783	1,309,722
	Hour Glass, Ltd. (The)	1,879,432	1,334,153
#	HRnetgroup, Ltd.	130,100	63,518
	Hutchison Port Holdings Trust	25,256,400	6,301,042
	Hwa Hong Corp., Ltd.	2,123,500	478,800
# *	Hyflux, Ltd.	3,707,700	463,062
	iFAST Corp., Ltd.	956,000	4,808,994
*	Indofood Agri Resources, Ltd.	3,097,300	756,225
#	ISDN Holdings, Ltd.	374,200	191,790
#	Japfa, Ltd.	3,244,210	2,227,904
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	8,036,338
	Koufu Group, Ltd.	172,700	87,554
	KSH Holdings, Ltd.	1,278,300	354,821

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Lian Beng Group, Ltd.	2,957,600	$1,122,237
#	Low Keng Huat Singapore, Ltd.	949,800	356,401
# *	Mandarin Oriental International, Ltd.	1,497,700	2,914,840
	Metro Holdings, Ltd.	3,069,792	1,738,936
	Mewah International, Inc.	89,000	28,334
#	Micro-Mechanics Holdings, Ltd.	84,500	211,255
# *	Midas Holdings, Ltd.	8,576,553	232,016
# *	mm2 Asia, Ltd.	7,042,000	352,304
#	NetLink NBN Trust	4,453,100	3,244,457
#	NSL, Ltd.	409,900	286,271
# *	Oceanus Group, Ltd.	8,888,300	260,147
#	OUE, Ltd.	2,207,800	2,435,478
#	Oxley Holdings, Ltd.	8,016,663	1,531,946
	Pan-United Corp., Ltd.	2,435,750	604,090
#	Q&M Dental Group Singapore, Ltd.	2,102,100	987,327
#	QAF, Ltd.	1,665,280	1,275,187
*	Raffles Education Corp., Ltd.	3,856,223	579,177
	Raffles Medical Group, Ltd.	7,832,632	6,766,911
	Riverstone Holdings, Ltd.	2,862,600	3,116,447
#	Roxy-Pacific Holdings, Ltd.	505,740	134,864
# *	SATS, Ltd.	1,492,200	4,539,776
#	SBS Transit, Ltd.	855,500	2,029,228
	Sembcorp Industries, Ltd.	7,106,600	11,296,543
# *	Sembcorp Marine, Ltd.	44,540,812	7,007,777
#	Sheng Siong Group, Ltd.	5,499,100	6,396,093
	SHS Holdings, Ltd.	2,175,300	262,754
#	SIA Engineering Co., Ltd.	2,031,100	3,472,956
#	SIIC Environment Holdings, Ltd.	5,890,920	1,041,052
	Sinarmas Land, Ltd.	7,118,700	1,605,512
	Sing Holdings, Ltd.	1,579,500	451,132
	Sing Investments & Finance, Ltd.	350,675	379,180
#	Singapore Post, Ltd.	12,106,600	6,999,011
#	Singapore Press Holdings, Ltd.	7,633,400	10,539,570
	Singapore Reinsurance Corp., Ltd.	1,514,530	401,089
	Singapore Shipping Corp., Ltd.	1,640,700	339,531
#	Stamford Land Corp., Ltd.	3,297,700	1,026,734
#	StarHub, Ltd.	5,997,300	6,076,997
	Straco Corp., Ltd.	130,000	55,612
	Straits Trading Co., Ltd.	54,500	112,925
# *	Swiber Holdings, Ltd.	2,895,250	44,383
#	Tuan Sing Holdings, Ltd.	5,503,116	1,547,638
	UMS Holdings, Ltd.	2,839,175	3,062,763
	United Industrial Corp., Ltd.	141,069	297,596
	United Overseas Insurance, Ltd.	181,850	977,323
	UOB-Kay Hian Holdings, Ltd.	2,318,060	3,064,553
#	Valuetronics Holdings, Ltd.	3,079,850	1,465,703
#	Vicom, Ltd.	568,400	930,419
	Wee Hur Holdings, Ltd.	2,769,000	436,719
#	Wing Tai Holdings, Ltd.	4,165,367	6,001,753
	Yangzijiang Shipbuilding Holdings, Ltd.	6,701,300	7,191,594
#	Yeo Hiap Seng, Ltd.	223,731	152,786

TOTAL SINGAPORE			225,852,482

UNITED STATES — (0.5%)
*	Samsonite International SA	5,346,000	9,893,990

TOTAL COMMON STOCKS			1,977,273,051

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
*	First Sponsor Group, Ltd. Warrants 03/21/29	74,981	15,917

TOTAL SINGAPORE			15,917

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)			1,977,288,968

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	5,796,676	67,067,542

TOTAL INVESTMENTS — (100.0%) (Cost $1,690,491,812)			$2,044,356,510

SA Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990
Rights/Warrants
Singapore	—	15,917	—	15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
*	4imprint Group P.L.C.	156,716	$5,085,733
	Airtel Africa P.L.C.	207,216	218,535
*	Ascential P.L.C.	690,799	3,320,280
	Bloomsbury Publishing P.L.C.	281,100	1,171,039
*	Centaur Media P.L.C.	254,249	149,962
# *	Cineworld Group P.L.C.	4,430,942	5,922,999
	Daily Mail & General Trust P.L.C., Class A	950,435	11,802,048
	Euromoney Institutional Investor P.L.C.	685,458	9,409,166
*	Frontier Developments P.L.C.	31,491	1,402,693
	Future P.L.C.	149,013	4,855,422
	Gamma Communications P.L.C.	78,686	1,980,449
*	Helios Towers P.L.C.	65,800	155,798
# *	Hyve Group P.L.C.	1,415,227	2,346,321
*	Kin & Carta P.L.C.	615,086	1,504,084
*	Next Fifteen Communications Group P.L.C.	31,810	385,682
*	Reach P.L.C.	2,322,326	7,053,157
	STV Group P.L.C.	4,918	24,373

TOTAL COMMUNICATION SERVICES			56,787,741

CONSUMER DISCRETIONARY — (20.2%)
	888 Holdings P.L.C.	1,951,306	11,509,667
*	AO World P.L.C.	169,217	650,713
*	Aston Martin Lagonda Global Holdings P.L.C.	10,743	287,786
	Bellway P.L.C.	502,596	25,072,029
*	Card Factory P.L.C.	877,458	1,048,161
	Coats Group P.L.C.	2,324,447	1,874,904
*	Countryside Properties P.L.C.	2,832,364	20,299,253
*	Crest Nicholson Holdings P.L.C.	1,778,594	10,041,440
#	Debenhams P.L.C.	6,862,458	0
# *	DFS Furniture P.L.C.	1,195,713	4,390,056
# *	Dignity P.L.C.	211,780	2,062,265
*	Dixons Carphone P.L.C.	4,817,884	9,272,368
	Domino’s Pizza Group P.L.C.	3,262,553	17,213,369
	Dunelm Group P.L.C.	631,080	12,852,121
*	Frasers Group P.L.C.	1,382,806	9,837,654
*	Fuller Smith & Turner P.L.C., Class A	146,090	1,796,312
	Games Workshop Group P.L.C.	193,412	28,980,502
	Gamesys Group P.L.C.	420,215	11,251,331
*	Greggs P.L.C.	617,131	20,136,455
*	Gym Group P.L.C. (The)	829,150	3,007,220
*	Halfords Group P.L.C.	1,210,607	6,296,122
*	Headlam Group P.L.C.	483,741	3,073,022
	Henry Boot P.L.C.	520,199	1,972,613
*	Hollywood Bowl Group P.L.C.	251,577	825,792
*	Hostelworld Group P.L.C.	163,985	235,882
*	Inchcape P.L.C.	2,476,466	26,730,283
*	J D Wetherspoon P.L.C.	502,787	9,283,383
*	Joules Group P.L.C.	3,586	12,497
*	Lookers P.L.C.	1,317,719	1,206,696
*	Marks & Spencer Group P.L.C.	6,541,954	14,271,591
*	Marston’s P.L.C.	4,260,985	5,696,806
*	Mitchells & Butlers P.L.C.	2,031,189	8,841,354
	MJ Gleeson P.L.C.	229,777	2,729,831

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Moneysupermarket.com Group P.L.C.	3,293,217	$12,419,244
*	Motorpoint group P.L.C.	51,520	185,078
# *	N Brown Group P.L.C.	948,958	857,515
*	On the Beach Group P.L.C.	754,984	4,314,000
*	Pendragon P.L.C.	3,929,452	984,920
	Pets at Home Group P.L.C.	3,140,708	19,273,198
*	Photo-Me International P.L.C.	1,373,922	1,318,389
*	Playtech P.L.C.	1,921,379	12,344,168
*	PPHE Hotel Group, Ltd.	13,340	313,455
*	Rank Group P.L.C.	995,392	2,679,503
	Redrow P.L.C.	1,486,211	14,186,387
*	Restaurant Group P.L.C. (The)	684,545	1,134,092
*	Sportech P.L.C.	408,363	165,895
*	SSP Group P.L.C.	4,008,906	17,738,100
*	Studio Retail Group P.L.C.	214,649	888,653
# *	Superdry P.L.C.	294,916	1,144,736
# *	Ted Baker P.L.C.	132,072	299,666
*	TEN Entertainment Group P.L.C.	5,930	19,362
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	128,432	527,264
*	Topps Tiles P.L.C.	785,944	758,303
# *	TUI AG	185,770	1,109,905
*	Vertu Motors P.L.C.	845,742	531,205
	Vistry Group P.L.C.	952,828	16,287,453
	Vitec Group P.L.C. (The)	208,551	4,046,800
	Vivo Energy P.L.C.	314,238	434,263
*	Watches of Switzerland Group P.L.C.	47,371	479,660
*	WH Smith P.L.C.	637,672	15,932,995
*	Wickes Group P.L.C.	1,449,665	5,004,147
*	Young & Co’s Brewery P.L.C., Class A	1,370	26,224

TOTAL CONSUMER DISCRETIONARY			408,164,058

CONSUMER STAPLES — (6.5%)
*	A.G. Barr P.L.C.	717,784	5,040,860
	Anglo-Eastern Plantations P.L.C.	122,466	1,103,361
	Bakkavor Group P.L.C.	102,612	188,217
	Britvic P.L.C.	1,587,277	19,370,774
*	C&C Group P.L.C.	574,038	2,349,343
	Carr’s Group P.L.C.	349,511	752,845
	Cranswick P.L.C.	369,967	19,083,855
	Devro P.L.C.	1,117,100	3,163,008
	Fevertree Drinks P.L.C.	610,917	21,174,868
*	Greencore Group P.L.C.	3,515,474	7,714,184
	Hilton Food Group P.L.C.	280,677	4,776,192
	McBride P.L.C.	864,018	1,122,075
*	Naked Wines P.L.C.	221,368	2,572,838
	Nichols P.L.C.	2,884	57,823
*	Premier Foods P.L.C.	4,230,712	5,699,043
	PZ Cussons P.L.C.	1,705,648	6,217,753
	Stock Spirits Group P.L.C.	1,165,567	4,397,708
	Tate & Lyle P.L.C.	2,485,218	27,492,874

TOTAL CONSUMER STAPLES			132,277,621

ENERGY — (2.1%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,285,747	7,705,300
	Diversified Gas & Oil P.L.C.	863,622	1,454,964
*	EnQuest P.L.C.	9,505,888	2,217,901

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Genel Energy P.L.C.	814,940	$1,834,585
*	Gulf Keystone Petroleum, Ltd.	1,352,661	3,316,470
*	Harbour Energy P.L.C.	5,196,268	1,461,756
	Hunting P.L.C.	926,978	3,145,373
# *	Hurricane Energy P.L.C.	1,417,074	21,917
*	John Wood Group P.L.C.	3,617,223	14,062,907
*	Lamprell P.L.C.	1,293,820	1,125,211
*	Petrofac, Ltd.	894,675	1,625,252
*	Pharos Energy P.L.C.	1,027,575	375,251
# *	Rockhopper Exploration P.L.C.	217,956	26,694
	Serica Energy P.L.C.	107,470	176,269
# *	Tullow Oil P.L.C.	4,881,892	3,643,005

TOTAL ENERGY			42,192,855

FINANCIALS — (14.9%)
	AJ Bell P.L.C.	123,758	759,285
*	Allied Minds P.L.C.	211,640	68,810
*	Arrow Global Group P.L.C.	940,076	3,956,851
#	Ashmore Group P.L.C.	2,198,937	12,154,263
*	Bank of Georgia Group P.L.C.	268,284	3,786,091
*	Beazley P.L.C.	3,078,734	14,392,317
	Brewin Dolphin Holdings P.L.C.	2,068,942	9,720,736
	Brooks Macdonald Group P.L.C.	628	17,780
*	Burford Capital, Ltd.	702,282	9,287,904
	Charles Stanley Group P.L.C.	124,654	542,372
	Chesnara P.L.C.	857,526	3,269,773
	City of London Investment Group P.L.C.	2,960	22,077
	Close Brothers Group P.L.C.	963,064	21,124,695
	CMC Markets P.L.C.	839,532	5,671,657
	Direct Line Insurance Group P.L.C.	1,137,932	4,477,432
*	Funding Circle Holdings P.L.C.	63,161	133,967
*	Georgia Capital P.L.C.	56,811	441,721
*	Hiscox, Ltd.	1,295,661	14,502,771
	IG Group Holdings P.L.C.	2,317,134	29,313,932
	Impax Asset Management Group P.L.C.	25,619	354,980
	IntegraFin Holdings P.L.C.	128,367	995,680
*	International Personal Finance P.L.C.	828,317	1,458,896
	Investec P.L.C.	957,562	3,853,133
*	IP Group P.L.C.	4,129,550	7,320,539
	JTC P.L.C.	29,612	275,565
	Jupiter Fund Management P.L.C.	2,953,396	10,541,994
*	Just Group P.L.C.	6,599,576	9,922,046
	Lancashire Holdings, Ltd.	1,441,234	14,129,663
	Liontrust Asset Management P.L.C.	22,620	505,424
	Man Group P.L.C.	9,432,150	21,925,082
	Morses Club P.L.C.	15,836	12,328
	Mortgage Advice Bureau Holdings, Ltd.	2,482	39,385
	Ninety One P.L.C.	48,700	164,589
	Numis Corp. P.L.C.	281,491	1,481,147
	OSB Group P.L.C.	684,217	4,530,345
	Paragon Banking Group P.L.C.	1,923,372	12,496,490
	Plus500, Ltd.	541,313	10,612,250
	Polar Capital Holdings P.L.C.	108,411	1,148,362
*	Provident Financial P.L.C.	1,093,157	3,696,756
	Quilter P.L.C.	10,450,012	23,600,912
	Rathbone Brothers P.L.C.	327,287	7,651,840
	River & Mercantile Group P.L.C.	10,512	30,933
	S&U P.L.C.	24,787	853,188
	Sabre Insurance Group P.L.C.	105,535	379,251

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Saga P.L.C.	501,743	$2,641,688
	Sanne Group P.L.C.	20,968	187,260
*	TBC Bank Group P.L.C.	32,020	430,567
	TP ICAP Group P.L.C.	4,442,995	14,587,932
# *	Virgin Money UK P.L.C.	4,146,169	11,451,023
	Waterloo Investment Holdings, Ltd.	4,000	0

TOTAL FINANCIALS			300,923,682

HEALTH CARE — (3.4%)
	Advanced Medical Solutions Group P.L.C.	152,088	595,186
	Alliance Pharma P.L.C.	1,648,599	2,185,944
	CareTech Holdings P.L.C.	272,063	2,111,878
# *	Circassia Group P.L.C.	202,629	97,755
	Clinigen Group P.L.C.	258,305	3,045,432
	ConvaTec Group P.L.C.	1,124,484	3,388,617
*	CVS Group P.L.C.	374,424	11,545,632
	EKF Diagnostics Holdings P.L.C.	43,005	43,942
	EMIS Group P.L.C.	281,632	4,768,365
	Genus P.L.C.	8,494	596,549
*	Indivior P.L.C.	1,852,259	3,904,116
	Integrated Diagnostics Holdings P.L.C.	1,261,482	1,476,389
*	Mediclinic International P.L.C.	2,432,408	10,306,389
*	PureTech Health P.L.C.	93,182	534,054
*	Spire Healthcare Group P.L.C.	1,762,723	4,867,218
	UDG Healthcare P.L.C.	1,122,074	13,279,588
*	Vectura Group P.L.C.	3,891,670	6,050,589

TOTAL HEALTH CARE			68,797,643

INDUSTRIALS — (29.4%)
	Aggreko P.L.C.	1,133,253	13,502,582
	Air Partner P.L.C.	253,425	258,277
	Avon Rubber P.L.C.	185,898	8,512,704
*	Babcock International Group P.L.C.	2,817,941	11,215,821
*	Balfour Beatty P.L.C.	3,548,027	15,295,000
	Begbies Traynor Group P.L.C.	44,955	73,854
*	Biffa P.L.C.	1,196,429	4,570,294
	Bodycote P.L.C.	1,210,914	12,648,014
*	Braemar Shipping Services P.L.C.	91,109	275,569
	Chemring Group P.L.C.	1,761,650	6,398,211
	Clarkson P.L.C.	178,699	7,492,981
	Clipper Logistics P.L.C.	198,686	1,888,079
# *	Costain Group P.L.C.	237,261	193,373
*	De La Rue P.L.C.	449,522	1,102,053
*	Dialight P.L.C.	89,929	351,648
	Diploma P.L.C.	650,354	25,746,976
	DiscoverIE Group P.L.C.	498,854	5,373,830
	Electrocomponents P.L.C.	1,667,511	24,542,815
# *	Esken, Ltd.	1,517,493	753,663
*	Firstgroup P.L.C.	7,153,685	7,357,046
	Galliford Try Holdings P.L.C.	463,722	803,579
*	Go-Ahead Group P.L.C. (The)	276,719	4,662,308
	Goodwin P.L.C.	383	15,761
	Grafton Group P.L.C.	1,582,491	26,070,389
*	Hays P.L.C.	8,123,049	18,334,873
*	Howden Joinery Group P.L.C.	580,448	6,484,470
	IMI P.L.C.	1,595,917	35,069,622
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	James Fisher & Sons P.L.C.	316,172	$4,539,716
	James Halstead P.L.C.	8,111	56,671
*	JET2 P.L.C.	403,306	8,318,771
	John Laing Group P.L.C.	2,506,978	10,637,073
*	John Menzies P.L.C.	380,804	1,739,771
*	Johnson Service Group P.L.C.	198,324	427,134
	Keller Group P.L.C.	416,793	4,762,932
# *	Kier Group P.L.C.	773,329	940,183
	Luceco P.L.C.	249,615	1,105,836
*	Mears Group P.L.C.	670,193	1,805,194
*	Meggitt P.L.C.	2,977,030	19,150,660
*	Mitie Group P.L.C.	6,831,237	5,851,261
	Morgan Advanced Materials P.L.C.	1,809,919	7,399,560
	Morgan Sindall Group P.L.C.	228,007	7,249,812
*	National Express Group P.L.C.	2,738,577	11,314,611
*	Norcros P.L.C.	131,163	532,404
*	Pagegroup P.L.C.	1,960,650	15,169,998
	PayPoint P.L.C.	409,596	3,392,402
	Polypipe Group P.L.C.	1,352,535	10,553,586
	Porvair P.L.C.	18,060	147,791
	QinetiQ Group P.L.C.	3,409,929	15,630,075
	Redde Northgate P.L.C.	1,397,888	7,031,083
	Renew Holdings P.L.C.	27,213	234,910
*	Renewi P.L.C.	5,097,968	3,587,201
	Ricardo P.L.C.	291,046	1,687,041
	Robert Walters P.L.C.	392,744	3,660,988
	Rotork P.L.C.	5,397,898	25,656,205
*	Royal Mail P.L.C.	5,014,011	34,351,875
*	RPS Group P.L.C.	940,773	1,143,937
	RWS Holdings P.L.C.	641,629	6,086,377
*	Senior P.L.C.	2,283,856	3,415,446
*	Serco Group P.L.C.	1,035,024	2,003,749
	Severfield P.L.C.	1,090,941	1,181,897
*	SIG P.L.C.	4,536,380	3,099,479
*	Signature Aviation P.L.C.	5,303,639	29,601,314
	Smart Metering Systems P.L.C.	424,453	4,758,092
*	Speedy Hire P.L.C.	3,123,066	3,288,405
*	Stagecoach Group P.L.C.	2,510,475	3,116,786
*	SThree P.L.C.	766,760	4,249,399
#	T Clarke P.L.C.	64,142	113,036
*	Travis Perkins P.L.C.	1,293,754	27,473,235
*	Trifast P.L.C.	524,611	1,160,246
	Tyman P.L.C.	935,887	5,459,899
	Ultra Electronics Holdings P.L.C.	566,936	15,839,090
	Vesuvius P.L.C.	1,449,718	10,765,051
	Volex P.L.C.	341,719	1,604,277
	Volution Group P.L.C.	383,473	2,205,852
	Vp P.L.C.	153,784	1,763,259
*	Weir Group P.L.C. (The)	311,656	8,248,422
	Wilmington P.L.C.	334,384	904,527
	Wincanton P.L.C.	636,980	3,823,924
	XP Power, Ltd.	101,307	7,104,598

TOTAL INDUSTRIALS			594,338,833

INFORMATION TECHNOLOGY — (7.4%)
*	Capita P.L.C.	8,011,888	4,835,822
	Computacenter P.L.C.	513,813	19,004,735
	dotdigital group P.L.C.	126,360	331,596
*	Equiniti Group P.L.C.	2,329,628	5,629,590

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FDM Group Holdings P.L.C.	397,870	$5,622,664
*	First Derivatives P.L.C.	17,742	716,775
	GB Group P.L.C.	22,988	285,291
*	Gooch & Housego P.L.C.	1,817	29,980
	IDOX P.L.C.	140,149	120,789
	iomart Group P.L.C.	194,653	744,856
# *	IQE P.L.C.	1,123,713	907,649
	Kainos Group P.L.C.	407,944	8,610,498
	Learning Technologies Group P.L.C.	296,828	741,562
	Micro Focus International P.L.C.	800,321	5,708,555
	NCC Group P.L.C.	1,712,301	6,422,661
*	Network International Holdings P.L.C.	133,658	775,600
	Oxford Instruments P.L.C.	350,182	10,522,982
	Renishaw P.L.C.	106,065	9,157,966
	RM P.L.C.	354,798	1,114,533
	Softcat P.L.C.	768,191	20,339,573
	Spectris P.L.C.	649,656	29,182,478
	Spirent Communications P.L.C.	4,009,070	14,192,174
	Strix Group P.L.C	240,656	935,710
*	Telit Communications P.L.C.	147,416	413,225
	Trellus Health, Ltd.	1,632	0
	TT Electronics P.L.C.	1,053,269	3,464,334
# *	Xaar P.L.C.	248,788	614,286

TOTAL INFORMATION TECHNOLOGY			150,425,884

MATERIALS — (6.3%)
*	Accsys Technologies P.L.C.	9,505	19,363
	Anglo Pacific Group P.L.C.	1,098,915	2,108,997
	Castings P.L.C.	170,188	888,506
	Centamin P.L.C.	7,348,995	10,897,433
	Central Asia Metals P.L.C.	507,903	1,949,837
*	Elementis P.L.C.	3,049,681	6,300,785
	Essentra P.L.C.	1,647,851	7,238,490
	Ferrexpo P.L.C.	1,920,094	11,630,269
# *	Forterra P.L.C.	1,482,459	5,983,227
*	Gem Diamonds, Ltd.	413,552	396,201
	Hill & Smith Holdings P.L.C.	525,422	10,684,576
	Hochschild Mining P.L.C.	1,724,028	4,422,293
	Ibstock P.L.C.	2,675,524	8,157,598
*	Marshalls P.L.C.	1,404,106	14,098,139
	Pan African Resources P.L.C.	593,550	149,806
*	Petra Diamonds, Ltd.	876,587	18,807
*	Petropavlovsk P.L.C.	945,253	335,105
	Rhi Magnesita NV	110,142	6,905,443
*	SolGold P.L.C.	438,575	176,865
	Synthomer P.L.C.	2,254,788	15,834,159
	Victrex P.L.C.	551,606	17,887,577
	Zotefoams P.L.C.	98,053	557,932

TOTAL MATERIALS			126,641,408

REAL ESTATE — (4.1%)
	CLS Holdings P.L.C.	701,552	2,411,391
*	Foxtons Group P.L.C.	1,224,286	1,064,776
	Grainger P.L.C.	4,322,683	17,064,708
	Helical P.L.C.	796,813	4,663,659
*	IWG P.L.C.	4,022,124	20,364,628
*	LSL Property Services P.L.C.	431,997	2,448,498
*	Purplebricks Group P.L.C.	65,365	92,851

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
*	Raven Property Group, Ltd.	871,934	$336,024
	Savills P.L.C.	965,532	15,909,870
	St. Modwen Properties P.L.C.	2,664,787	15,982,764
*	U & I Group P.L.C.	783,732	1,028,632
#	Watkin Jones P.L.C.	540,809	1,770,067

	TOTAL REAL ESTATE		83,137,868

	UTILITIES — (1.5%)
*	Centrica P.L.C.	12,532,172	9,809,400
	ContourGlobal P.L.C.	98,915	273,580
	Drax Group P.L.C.	2,438,473	13,777,205
	Telecom Plus P.L.C.	416,644	7,484,699

	TOTAL UTILITIES		31,344,884

	TOTAL COMMON STOCKS Cost ($ 1,504,649,274)		1,995,032,477

			Value†
	SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	2,439,304	28,222,743

	TOTAL INVESTMENTS — (100.0%) (Cost $ 1,532,867,049)		$2,023,255,220

P.L.C. Public Limited Company

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
	Agrana Beteiligungs AG	83,141	$1,798,763
*	ams AG	1,057,314	18,331,945
	ANDRITZ AG	477,958	25,972,783
#	AT&S Austria Technologie & Systemtechnik AG	181,572	6,993,153
	Atrium European Real Estate, Ltd.	1,050,312	3,419,485
	BAWAG Group AG	33,004	1,780,323
# *	DO & CO AG	47,356	4,039,987
	EVN AG	235,387	5,371,445
# *	FACC AG	144,102	1,530,177
*	Flughafen Wien AG	30,811	1,123,832
*	IMMOFINANZ AG	670,468	13,950,666
	Josef Manner & Co. AG	870	112,084
# *	Kapsch TrafficCom AG	29,728	524,765
*	Lenzing AG	87,183	11,508,894
#	Mayr Melnhof Karton AG	56,619	11,750,686
	Oberbank AG	27,637	2,863,979
#	Oesterreichische Post AG	242,639	10,756,577
	Palfinger AG	98,449	4,439,833
# *	POLYTEC Holding AG	102,244	1,333,174
*	Porr AG	74,767	1,420,184
	Raiffeisen Bank International AG	198,943	4,346,431
#	Rosenbauer International AG	21,100	1,441,264
	S IMMO AG	346,922	9,006,644
	Schoeller-Bleckmann Oilfield Equipment AG	68,314	2,919,129
	Semperit AG Holding	69,672	3,157,232
	Strabag SE	107,575	4,268,575
	Telekom Austria AG	1,099,338	8,984,691
	UBM Development AG	21,002	1,024,929
	UNIQA Insurance Group AG	993,126	7,971,419
	Vienna Insurance Group AG Wiener Versicherung Gruppe	303,240	8,129,695
	voestalpine AG	640,995	27,809,110
	Wienerberger AG	617,965	24,226,803
	Zumtobel Group AG	159,065	1,611,921

TOTAL AUSTRIA			233,920,578

BELGIUM — (3.4%)
	Ackermans & van Haaren NV	171,984	27,499,280
*	AGFA-Gevaert NV	1,318,062	6,489,124
# *	Akka Technologies	78,596	2,246,171
	Atenor	22,537	1,642,245
	Banque Nationale de Belgique	87	192,987
	Barco NV	456,527	11,615,600
	Bekaert SA	249,535	10,955,940
# *	Biocartis Group NV	227,423	1,169,864
*	bpost SA	618,441	6,572,618
# *	Celyad Oncology SA	42,190	272,930
*	Cie d’Entreprises CFE	49,587	5,020,933
*	Deceuninck NV	435,935	1,472,820
	D’ieteren SA	194,540	21,123,665
	Econocom Group SA	727,792	2,911,366
#	Elia Group SA	132,252	14,316,132
	Etablissements Franz Colruyt NV	21,664	1,284,233
	Euronav NV	1,353,879	11,669,522
*	EVS Broadcast Equipment SA	69,287	1,465,723
# *	Exmar NV	145,690	612,253

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	291,162	$6,530,942
*	Galapagos NV	12,851	1,002,558
	Gimv NV	112,823	7,080,864
*	Greenyard NV	1,234	12,884
#	Immobel SA	22,200	1,751,624
#	Ion Beam Applications	125,553	2,578,981
*	Jensen-Group NV	20,961	712,706
# *	Kinepolis Group NV	92,310	5,010,774
#	Lotus Bakeries NV	1,764	9,607,561
# *	MDxHealth	69,016	96,568
	Melexis NV	113,839	12,392,549
# *	Ontex Group NV	360,468	4,698,335
	Orange Belgium SA	184,054	4,864,113
# *	Oxurion NV	128,049	405,771
#	Picanol	26,368	2,440,468
#	Proximus SADP	193,630	4,125,278
	Recticel SA	272,024	4,151,482
	Resilux	5,872	1,193,716
*	Roularta Media Group NV	19,318	344,765
	Shurgard Self Storage SA	14,187	659,994
*	Sipef NV	36,491	2,068,418
	Telenet Group Holding NV	181,801	7,774,088
	TER Beke SA	3,565	493,586
*	Tessenderlo Group SA	208,770	8,909,865
	Van de Velde NV	38,938	1,192,367
	VGP NV	4,925	859,666
	Viohalco SA	498,361	3,026,764

TOTAL BELGIUM			222,520,093

DENMARK — (5.2%)
*	ALK-Abello A.S.	43,541	18,855,702
	Alm Brand A.S.	554,009	6,298,753
*	Bang & Olufsen A.S.	632,377	3,375,857
	BankNordik P/F	10,800	276,392
*	Bavarian Nordic A.S.	238,805	10,937,910
*	Brodrene Hartmann A.S.	16,148	1,689,833
	cBrain A/S	625	22,424
	Chemometec A/S	21,898	2,378,415
	Columbus A.S.	371,928	621,558
	D/S Norden A.S.	193,229	4,982,617
*	Dfds A.S.	288,567	17,014,149
*	Djurslands Bank A.S.	6,458	342,085
*	Drilling Co. of 1972 A.S. (The)	72,125	3,018,301
#	FLSmidth & Co. A.S.	250,483	9,873,380
#	Fluegger Group A.S.	4,198	511,206
	GronlandsBANKEN A.S.	1,125	110,757
	H Lundbeck A.S.	63,330	1,950,119
*	H+H International A.S., Class B	111,938	3,247,093
*	Harboes Bryggeri A.S., Class B	9,576	114,565
*	ISS A.S.	521,164	9,882,273
	Jeudan A.S.	38,740	1,530,780
*	Jyske Bank A.S.	431,986	21,039,179
	Lan & Spar Bank	4,981	430,532
*	Matas A.S.	239,471	3,542,817
#	Netcompany Group A.S.	14,412	1,503,078
*	Nilfisk Holding A.S.	153,943	4,574,501
*	NKT A.S.	269,569	11,152,510
#	NNIT A.S.	69,757	1,220,569
	North Media A.S.	948	18,382

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Pandora A.S.	146,258	$16,563,547
*	Parken Sport & Entertainment A.S.	17,594	239,107
	Per Aarsleff Holding A.S.	131,712	6,451,772
	Ringkjoebing Landbobank A.S.	192,087	19,527,017
*	Roblon A.S., Class B	973	28,767
	Rockwool International A.S., Class A	730	284,897
#	Rockwool International A.S., Class B	11,400	5,099,192
	Royal Unibrew A.S.	327,792	40,040,073
#	RTX A.S.	54,444	1,653,440
	Scandinavian Tobacco Group A.S., Class A	388,052	7,067,749
	Schouw & Co., A.S.	89,926	9,602,699
#	SimCorp.A.S.	260,025	34,380,344
	Solar A.S.., Class B	38,054	3,513,432
	Spar Nord Bank A.S.	596,853	6,605,789
	Sydbank A.S.	471,338	14,050,601
# *	Tivoli A.S.	9,878	1,326,142
#	Topdanmark A.S.	437,897	21,292,638
#	TORM P.L.C.	189,104	1,666,772
	UIE P.L.C.	10,336	2,904,659
*	Vestjysk Bank A.S.	1,931,528	1,070,084
*	Zealand Pharma A.S.	183,481	6,036,300

TOTAL DENMARK			339,920,758

FINLAND — (6.2%)
	Aktia Bank Oyj	327,149	4,191,691
	Alandsbanken Abp, Class B	21,301	676,327
	Alma Media Oyj	129,772	1,631,646
#	Altia Oyj	12,029	161,165
	Apetit Oyj	19,668	342,845
	Aspo Oyj	103,690	1,110,901
	Atria Oyj	89,419	1,326,308
*	BasWare Oyj	51,269	2,477,722
#	Bittium Oyj	204,447	1,676,929
	Cargotec Oyj, Class B	284,301	16,463,718
	Caverion Oyj	646,986	5,340,925
#	Citycon Oyj	477,252	4,190,989
	Digia Oyj	77,463	747,125
	Enento Group Oyj	1,665	71,647
# *	Finnair Oyj	4,731,016	4,101,665
	Fiskars Oyj Abp	211,905	4,412,909
	F-Secure Oyj	647,558	3,083,214
	Glaston Oyj ABP	9,217	11,289
	Harvia Oyj	4,601	240,643
	HKScan Oyj, Class A	234,984	659,231
#	Huhtamaki Oyj	652,963	30,977,223
	Ilkka-Yhtyma Oyj	58,887	360,868
	Kamux Corp.	2,121	38,959
	Kemira Oyj	734,431	11,996,842
	Kojamo Oyj	223,189	4,833,393
	Konecranes Oyj	464,401	21,375,003
#	Lassila & Tikanoja Oyj	209,178	3,635,712
# *	Lehto Group Oyj	159,853	388,382
	Marimekko Oyj	247	14,941
	Metsa Board Oyj	1,300,465	16,546,081
	Metso Outotec Oyj	2,828,773	31,778,531
	Neles Oyj	667,333	9,709,591
	Nokian Renkaat Oyj	579,923	21,591,405
	Olvi Oyj, Class A	95,688	6,060,204
	Oriola Oyj, Class A	6,054	15,143

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Oriola Oyj, Class B	880,807	$2,016,420
	Orion Oyj, Class A	143,951	6,365,787
#	Orion Oyj, Class B	515,971	22,839,636
# *	Outokumpu Oyj	2,215,229	14,396,355
	Pihlajalinna Oyj	77,064	1,084,007
#	Ponsse Oyj	71,199	3,780,459
*	QT Group Oyj	56,327	6,663,996
	Raisio Oyj, Class V	947,762	4,662,372
# *	Rapala VMC Oyj	113,078	1,222,239
	Raute Oyj, Class A	2,644	73,056
	Revenio Group Oyj	129,671	9,310,099
	Sanoma Oyj	730,928	12,689,086
	Taaleri Oyj	1,340	16,443
	Talenom Oyj	1,755	28,315
	Teleste Oyj	52,966	359,820
	Terveystalo Oyj	69,628	995,876
	TietoEVRY Oyj	441,369	15,285,548
*	Tikkurila Oyj	240,104	9,686,491
	Tokmanni Group Corp.	323,164	8,310,601
	Uponor Oyj	387,896	11,294,685
	Vaisala Oyj, Class A	120,241	5,036,863
#	Valmet Oyj	889,683	37,159,653
# *	Viking Line Abp	7,869	158,357
	Wartsila Oyj Abp	731,015	9,433,702
#	YIT Oyj	1,240,508	7,685,113

TOTAL FINLAND			402,796,146

FRANCE — (9.8%)
	ABC arbitrage	84,953	730,324
	AKWEL	62,025	2,478,867
	Albioma SA	191,797	8,680,933
	ALD SA	21,119	332,038
	Altamir	136,094	3,901,766
*	Alten SA	165,788	20,756,428
# *	Amplitude Surgical SAS	19,526	51,356
#	Assystem SA	60,928	2,058,241
*	ATEME SA	490	9,141
*	Atos SE	41,672	2,837,848
	Aubay	41,374	2,086,490
*	Axway Software SA	38,973	1,411,012
	Bastide le Confort Medical	18,680	1,043,425
*	Beneteau SA	236,902	3,135,726
*	Bigben Interactive	94,289	2,301,635
	Boiron SA	37,981	1,771,083
	Bonduelle SCA	93,424	2,467,319
#	Bourbon Corp.	28,851	0
	Burelle SA	1,073	1,150,520
# *	Casino Guichard Perrachon SA	271,603	9,483,421
# *	Catering International Services	14,124	201,315
*	Cegedim SA	32,518	1,056,010
*	CGG SA	4,466,064	5,181,027
	Chargeurs SA	132,658	3,739,293
*	Cie des Alpes	68,915	1,975,980
#	Cie Plastic Omnium SA	397,771	13,365,470
*	Claranova SADIR	47,361	429,754
*	Coface SA	666,148	8,115,496
*	Derichebourg SA	674,728	5,673,426
*	Ekinops SAS	1,473	11,923
	Electricite de Strasbourg SA	21,112	2,958,490

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Elior Group SA	586,890	$4,861,455
*	Elis SA	1,122,246	20,083,779
*	Eramet SA	50,163	3,612,606
# *	Erytech Pharma SA	3,609	26,538
*	Esso SA Francaise	6,184	86,349
# *	Etablissements Maurel et Prom SA	322,113	744,260
	Eurazeo S.A	24,639	2,052,905
	Euronext NV	223,445	22,474,749
#	Eutelsat Communications SA	1,238,955	15,677,415
*	Exel Industries, Class A	10,459	968,462
*	Faurecia SE	308,936	16,690,902
	Fleury Michon SA	5,329	144,945
*	Fnac Darty SA	121,981	8,602,141
*	Gaumont SA	10,956	1,480,966
	Gaztransport Et Technigaz SA	130,815	11,165,949
#	GEA	2,433	312,980
# *	GL Events	58,364	1,090,800
*	Groupe Crit	22,187	1,919,940
#	Groupe Gorge SA	4,320	80,608
*	Groupe SFPI	21,754	61,734
	Guerbet	38,504	1,560,356
	Haulotte Group SA	73,020	557,402
*	HEXAOM	15,908	787,771
*	ID Logistics Group.	14,640	4,050,381
#	Imerys SA	208,694	10,848,028
	Infotel SA	637	36,757
# *	Innate Pharma SA	15,558	66,588
	IPSOS	254,463	10,589,726
#	Jacquet Metals SACA	87,314	2,105,330
*	JCDecaux SA	174,433	4,440,799
	Kaufman & Broad SA	122,744	5,580,331
*	Korian SA	466,206	18,667,173
# *	Lagardere SCA	603,838	16,253,297
	Laurent-Perrier	13,890	1,403,015
	Lectra	166,120	5,994,665
	Linedata Services	14,742	666,992
*	LISI	114,546	3,700,486
	LNA Sante SA	33,206	1,933,277
*	Maisons du Monde SA	280,214	6,811,872
	Manitou BF SA	66,010	2,213,139
	Manutan International	15,102	1,398,199
*	Mersen SA	115,668	4,012,263
# *	METabolic EXplorer SA	142,767	877,955
*	Metropole Television SA	242,637	5,391,280
*	Neoen SA	38,839	1,778,378
*	Nexans SA	198,067	16,266,731
	Nexity SA	297,674	16,132,048
# *	Nicox	145,865	727,506
*	NRJ Group	85,587	664,207
# *	Oeneo SA	128,172	1,663,895
*	OL Groupe SA	10,735	29,197
# *	Onxeo SA	88,887	75,107
# *	Onxeo SA	48,958	40,920
# *	Orpea SA	40,892	5,262,876
	Pharmagest Interactive	3,644	434,182
	Plastivaloire	14,341	131,900
	Quadient SA	208,687	5,703,815
# *	Rallye SA	36,059	313,868
# *	Recylex SA	102,008	42,494

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Rexel SA	2,073,563	$40,760,543
#	Robertet SA	2,749	3,239,004
*	Rothschild & Co.	119,705	4,257,997
	Rubis SCA	518,092	24,320,678
	Samse SA	7,930	1,778,797
*	Savencia SA	34,176	3,015,335
# *	SCOR SE	263,872	8,526,087
	Seche Environnement SA	18,630	1,186,810
	SES SA	1,155,991	8,763,073
	Societe BIC SA	174,241	12,313,296
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,410,012
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	143,592
	Societe pour l’Informatique Industrielle	42,143	1,291,752
*	SOITEC	132,921	26,841,317
# *	Solocal Group	681,417	2,306,329
	Somfy SA	88,911	15,698,470
*	Sopra Steria Group SACA	108,873	20,262,426
*	SPIE SA	839,574	21,222,165
*	SRP Groupe SA	56,827	218,704
	Stef SA	25,714	2,882,426
	Sword Group	33,912	1,690,862
*	Synergie SE	67,143	3,066,555
*	Tarkett SA	202,726	4,887,201
# *	Television Francaise 1	427,799	4,220,854
#	TFF Group	9,347	327,908
	Thermador Groupe	37,127	3,800,919
#	Tikehau Capital SCA	17,726	562,597
	Total Gabon	3,969	643,854
	Trigano SA	53,598	9,576,547
*	Union Financiere de France BQE SA	18,515	410,100
	Valeo SA	72,657	2,354,520
# *	Vallourec SA	49,247	1,602,016
*	Valneva SE	69,195	1,164,368
	Verallia SA	35,932	1,454,693
*	Verimatrix SA	6,175	17,711
	Vetoquinol SA	16,919	2,151,732
#	Vicat SA	126,485	6,357,373
	VIEL & Cie SA	156,945	1,112,837
	Vilmorin & Cie SA	35,845	2,512,754
*	Virbac SA	22,413	7,275,062
*	Vranken-Pommery Monopole SA	16,787	369,097
*	Wavestone	2,625	119,978
*	X-Fab Silicon Foundries SE	9,281	89,996
*	Xilam Animation S.A	197	10,651
*	XPO Logistics Europe SADIR	33	11,545

TOTAL FRANCE			639,979,989

GERMANY — (15.2%)
	1&1 Drillisch AG	215,955	6,492,055
	7C Solarparken AG	35,376	176,707
*	Aareal Bank AG	462,545	13,000,524
	Adesso SE	1,196	175,371
*	ADLER Group SA	84,233	2,487,836
*	ADVA Optical Networking SE	355,643	4,463,365
*	AIXTRON SE	484,849	10,343,479
	All for One Group SE	4,222	329,053
#	Allgeier SE	46,117	1,332,753
*	Amadeus Fire AG	2,066	358,527
	Atoss Software AG	5,853	1,306,039

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	291,413	$25,050,889
	Basler AG	30,448	3,972,500
# *	Bauer AG	71,621	1,069,384
	BayWa AG	105,190	5,128,972
	BayWa AG	124	6,850
	Bechtle AG	32,929	6,705,248
	Befesa SA	8,592	601,074
	Bertrandt AG	36,691	2,032,536
	bet-at-home.com AG	21,159	1,151,182
*	Bijou Brigitte AG	23,089	687,947
	Bilfinger SE	193,165	7,218,921
# *	Borussia Dortmund GmbH & Co., KGaA	530,026	3,715,303
	CANCOM SE	207,640	12,818,093
*	CECONOMY AG	1,053,096	6,169,486
*	CENIT AG	54,144	923,849
	Cewe Stiftung & Co. KGAA	43,389	7,030,455
*	Commerzbank AG	3,259,632	21,494,532
	CompuGroup Medical SE & Co., KgaA	185,429	16,970,550
# *	Corestate Capital Holding SA	77,099	1,211,525
	CropEnergies AG	177,529	2,279,903
*	CTS Eventim AG & Co., KGaA	254,847	17,589,566
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	642,124
	Dermapharm Holding SE	36,657	3,203,869
#	Deutsche Beteiligungs AG	115,972	4,797,287
*	Deutsche EuroShop AG	320,657	7,401,817
# *	Deutsche Lufthansa AG	65,367	844,436
*	Deutsche Pfandbriefbank AG	1,030,684	11,863,692
*	Deutz AG	1,015,496	8,242,442
*	Dialog Semiconductor P.L.C	544,240	42,635,929
	DIC Asset AG	384,623	6,859,955
	DMG Mori AG	12,442	626,979
#	Dr Hoenle AG	35,520	2,069,391
	Draegerwerk AG & Co., KGaA	20,476	1,808,150
	Duerr AG	407,164	17,062,197
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	10,193,326
*	EDAG Engineering Group AG	51,353	504,859
	Elmos Semiconductor SE	34,573	1,442,024
# *	ElringKlinger AG	193,534	3,356,511
	Encavis AG	194,568	3,736,659
	Energiekontor AG	2,998	204,007
# *	Evotec SE	78,410	3,261,589
	Fabasoft AG	509	27,570
*	Ferratum Oyj	39,731	248,091
*	Fielmann AG	118,208	9,000,186
	First Sensor AG	22,278	1,175,629
*	flatexDEGIRO AG	20,206	2,587,744
	FORTEC Elektronik AG	372	7,956
*	Francotyp-Postalia Holding AG, Class A	55,619	213,853
*	Fraport AG Frankfurt Airport Services Worldwide	76,050	5,044,104
	Freenet AG	930,432	22,624,928
	Fuchs Petrolub SE	108,436	4,698,960
	GEA Group AG	847,030	37,196,825
	Gerresheimer AG	242,136	26,043,431
	Gesco AG	55,404	1,464,095
	GFT Technologies SE	123,639	2,848,333
	Grand City Properties SA	803,479	21,603,252
*	H&R GmbH & Co., KGaA	71,674	627,990
	Hamburger Hafen und Logistik AG	188,498	4,642,353
	Hawesko Holding AG	52	3,111

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	1,254,831	$2,025,499
# *	Hella GmbH & Co., KGaA	241,744	14,503,533
*	Highlight Communications AG	98,406	460,455
	Hochtief AG	8,694	815,245
# *	HolidayCheck Group AG	329,555	930,847
*	Home24 SE	5,617	131,433
	Hornbach Baumarkt AG	51,444	2,056,108
	Hornbach Holding AG & Co., KGaA	39,996	3,736,955
	Hugo Boss AG	392,537	18,105,766
*	Hypoport SE	3,088	1,860,974
	Indus Holding AG	134,558	5,594,210
*	Instone Real Estate Group AG	22,397	665,938
	IVU Traffic Technologies AG	51,649	1,099,505
	Jenoptik AG	383,317	11,726,831
*	JOST Werke AG	5,660	372,415
	K+S AG	1,199,624	13,310,472
*	Kloeckner & Co., SE	463,926	6,288,595
# *	Koenig & Bauer AG	93,035	2,641,163
	Krones AG	113,425	9,877,162
	KSB SE & Co., KGaA.	3,293	1,331,324
	KWS Saat SE & Co., KGaA	80,774	7,178,165
	Lanxess AG	601,317	44,252,347
	Leifheit AG	60,321	3,444,636
# *	Leoni AG	185,404	2,596,179
	LPKF Laser & Electronics AG	88,339	2,343,908
# *	Manz AG	28,275	1,861,243
*	Mediclin AG	86,554	468,654
# *	Medigene AG	116,971	592,254
	METRO AG	553,216	6,047,517
	MLP SE	387,205	3,393,494
*	Nagarro SE	46,117	5,046,363
	Nemetschek SE	49,704	3,705,121
	New Work SE	20,199	6,131,268
	Nexus AG	88,367	6,109,927
*	Nordex SE	508,398	14,678,190
	Norma Group SE	231,101	12,898,427
*	OHB SE	37,995	1,620,001
	Patrizia AG	349,841	9,570,921
	Pfeiffer Vacuum Technology AG	48,322	9,386,030
	PNE AG	493,007	4,459,136
*	Progress-Werk Oberkirch AG	8,558	275,678
*	ProSiebenSat.1 Media SE	1,269,319	27,567,844
	PSI Software AG	50,850	1,949,858
*	PVA TePla AG	6,909	205,324
	q.beyond AG	768,941	1,780,399
*	R Stahl AG	14,952	438,644
	Rheinmetall AG	313,337	32,693,291
*	RTL Group SA	27,994	1,645,854
# *	S&T AG	335,113	9,097,035
*	SAF-Holland SE	326,024	5,349,755
*	Salzgitter AG	264,387	8,409,159
# *	Schaltbau Holding AG	33,065	1,367,672
	Schloss Wachenheim AG	8,017	161,062
	Secunet Security Networks AG	6,313	2,701,430
*	SGL Carbon SE	298,485	2,221,851
	Siltronic AG	146,283	24,650,724
# *	Sixt SE	95,154	13,201,061
*	SMA Solar Technology AG	85,699	4,899,736
# *	SNP Schneider-Neureither & Partner SE	2,373	173,042

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Softing AG	14,914	$97,622
	Software AG	359,622	15,577,041
	Stabilus SA	173,972	13,583,931
	STRATEC SE	24,591	3,482,140
	Stroeer SE & Co., KGaA	198,823	16,944,312
	Suedzucker AG	522,404	8,554,049
*	SUESS MicroTec SE	134,313	4,369,699
*	Surteco Group SE	46,502	1,537,841
*	Syzygy AG	2,030	15,397
	TAG Immobilien AG	954,559	29,520,753
*	Takkt AG	216,450	3,662,207
*	Technotrans SE	46,673	1,534,003
	Telefonica Deutschland Holding AG	803,599	2,335,396
*	Thyssenkrupp AG	499,402	6,676,453
	Traffic Systems SE	36,351	1,643,987
	United Internet AG	33,994	1,429,716
*	va-Q-tec AG	2,370	93,192
#	VERBIO Vereinigte BioEnergie AG	157,195	7,927,780
*	Vossloh AG	66,029	3,513,749
	Wacker Chemie AG	86,247	13,007,735
*	Wacker Neuson SE	218,897	5,885,490
*	Washtec AG	77,520	5,003,537
	Wuestenrot & Wuerttembergische AG	113,328	2,465,435
	Zeal Network SE	53,966	2,830,676
*	zooplus AG	5,201	1,644,554

TOTAL GERMANY			990,554,453

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.8%)
*	AIB Group P.L.C.	538,900	1,574,376
*	Bank of Ireland Group P.L.C.	4,640,869	27,194,691
*	Cairn Homes P.L.C.	1,706,675	2,220,200
*	Datalex P.L.C.	107,125	66,887
*	FBD Holdings P.L.C.	125,459	1,167,219
*	FBD Holdings P.L.C.	17,353	163,668
	Glanbia P.L.C.	349,377	5,139,727
	Glanbia P.L.C.	700,613	10,407,522
*	Glenveagh Properties P.L.C.	78,492	86,038
*	Irish Continental Group P.L.C.	586,653	3,208,270
*	Irish Continental Group P.L.C.	234,200	1,320,658
*	Permanent TSB Group Holdings P.L.C.	229,967	375,699

TOTAL IRELAND			52,924,955

ISRAEL — (3.2%)
	Adgar Investment and Development, Ltd.	39,391	80,416
#	Afcon Holdings, Ltd.	3,064	186,600
# *	AFI Properties, Ltd.	109,219	4,535,093
#	Africa Israel Residences, Ltd.	2,237	116,376
*	Airport City, Ltd.	287,717	4,777,500
	Albaad Massuot Yitzhak, Ltd.	2,031	43,802
*	Allot, Ltd.	188,324	3,481,304
# *	Alrov Properties and Lodgings, Ltd.	49,397	2,586,505
#	Arad, Ltd.	18,409	257,730

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Ashtrom Group, Ltd.	222,875	$4,799,073
	Atreyu Capital Markets, Ltd.	4,320	66,711
	AudioCodes, Ltd.	39,160	1,181,239
# *	Avgol Industries 1953, Ltd.	468,925	427,494
# *	Azorim-Investment Development & Construction Co., Ltd.	516,323	2,129,526
#	Bayside Land Corp., Ltd.	669,136	6,131,321
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	483,303
*	Big Shopping Centers, Ltd.	33,343	4,018,065
	Blue Square Real Estate, Ltd.	36,760	2,698,374
*	Brack Capital Properties NV	18,347	1,712,671
*	Brainsway, Ltd.	37,382	162,064
# *	Camtek, Ltd.	114,573	3,941,581
	Carasso Motors, Ltd.	127,286	662,447
*	Cellcom Israel, Ltd.	495,333	1,915,069
*	Ceragon Networks, Ltd.	266,244	907,892
*	Clal Insurance Enterprises Holdings, Ltd.	310,019	5,574,310
# *	Compugen, Ltd.	120,052	1,056,573
	Danel Adir Yeoshua, Ltd.	21,947	3,821,075
	Delek Automotive Systems, Ltd.	226,353	2,798,494
# *	Delek Group, Ltd.	9,687	422,968
	Delta-Galil Industries, Ltd.	70,358	1,929,641
	Dor Alon Energy in Israel 1988, Ltd.	15,057	387,417
	Duniec Brothers, Ltd.	304	13,018
#	Electra Consumer Products 1970, Ltd.	53,953	2,526,431
#	Electra Real Estate, Ltd.	26,149	244,009
#	Electra, Ltd.	12,063	6,682,011
*	Ellomay Capital, Ltd.	291	9,235
	Energix-Renewable Energies, Ltd.	30,125	118,097
# *	Enlight Renewable Energy, Ltd.	2,437,313	5,077,162
# *	Equital, Ltd.	117,510	3,063,163
# *	Evogene, Ltd.	18,424	82,031
	FMS Enterprises Migun, Ltd.	19,186	561,185
	Formula Systems 1985, Ltd.	62,881	6,018,810
	Fox Wizel, Ltd.	57,376	6,638,443
#	Gilat Satellite Networks, Ltd.	229,199	2,349,624
#	Hadera Paper, Ltd.	21,885	1,535,636
	Harel Insurance Investments & Financial Services, Ltd.	847,532	8,876,522
#	Hilan, Ltd.	100,860	5,266,066
	IDI Insurance Co., Ltd.	45,408	1,755,418
	IES Holdings, Ltd.	322	21,273
	Inrom Construction Industries, Ltd.	359,755	1,908,670
	Isracard, Ltd.	28,931	108,077
#	Israel Canada T.R, Ltd.	131,507	498,226
#	Israel Land Development—Urban Renewal, Ltd.	46,414	603,250
	Isras Investment Co., Ltd.	5,719	1,248,284
# *	Issta Lines, Ltd.	12,135	265,452
# *	Kamada, Ltd.	212,977	1,296,992
	Kenon Holdings, Ltd.	125,133	4,120,395
	Kerur Holdings, Ltd.	32,169	968,669
	Klil Industries, Ltd.	5,696	594,674
#	Magic Software Enterprises, Ltd.	134,651	2,282,431
#	Malam—Team, Ltd.	3,720	121,195
	Matrix IT, Ltd.	221,443	5,826,890
#	Maytronics, Ltd.	285,819	5,819,975
	Mediterranean Towers, Ltd.	407,515	1,246,735
#	Mega Or Holdings, Ltd.	81,523	2,698,135
# *	Mehadrin, Ltd.	3,072	140,105
	Meitav Dash Investments, Ltd.	129,716	759,501
	Menora Mivtachim Holdings, Ltd.	184,206	4,019,102

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Migdal Insurance & Financial Holdings, Ltd.	2,587,188	$3,082,020
*	Minrav Holdings, Ltd.	263	59,002
#	Mivne Real Estate KD, Ltd.	717,788	1,968,576
#	Mivtach Shamir Holdings, Ltd.	26,777	883,407
	Mizrahi Tefahot Bank, Ltd.	1	29
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,149,750
#	Nawi Brothers, Ltd.	120,452	831,049
	Neto ME Holdings, Ltd.	9,545	389,141
*	Nova Measuring Instruments, Ltd.	142,299	13,654,039
	Novolog, Ltd.	16,242	14,822
	NR Spuntech Industries, Ltd.	76,176	208,226
*	Oil Refineries, Ltd.	10,224,232	2,813,407
#	One Software Technologies, Ltd.	2,082	260,847
# *	OPC Energy, Ltd.	60,324	602,494
# *	Partner Communications Co., Ltd.	814,741	3,547,112
#	Paz Oil Co., Ltd.	60,870	6,705,765
*	Perion Network, Ltd.	33,357	576,719
	Phoenix Holdings, Ltd. (The)	606,483	5,385,041
#	Plasson Industries, Ltd.	20,585	1,084,776
*	Pluristem Therapeutics, Inc.	3,536	16,700
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,586,926
	Scope Metals Group, Ltd.	47,147	1,359,879
*	Shikun & Binui, Ltd.	319,794	2,146,202
	Shufersal, Ltd.	399,279	3,231,332
*	Summit Real Estate Holdings, Ltd.	215,385	3,508,768
*	Suny Cellular Communication, Ltd.	473,129	170,475
	Tadiran Holdings, Ltd.	15,586	1,691,327
	YH Dimri Construction & Development, Ltd.	11,390	676,658

TOTAL ISRAEL			208,262,015

ITALY — (7.8%)
	A2A SpA	9,901,410	19,366,873
	ACEA SpA	377,888	8,579,561
# *	Aeffe SpA	156,636	231,532
# *	Amplifon SpA	71,031	2,997,878
	Anima Holding SpA	2,161,636	11,167,013
*	Aquafil SpA	79,752	573,784
*	Arnoldo Mondadori Editore SpA	904,095	1,702,643
	Ascopiave SpA	477,634	2,327,876
# *	Autogrill SpA	871,040	7,209,942
	Autostrade Meridionali SpA	3,917	126,345
*	Avio SpA	104,775	1,743,395
	Azimut Holding SpA	761,169	18,211,323
*	B&C Speakers SpA	16,806	224,045
# *	Banca Carige SpA	148,412	49,960
*	Banca Generali SpA	380,163	14,535,605
*	Banca IFIS SpA	158,713	2,169,112
*	Banca Mediolanum SpA	164,194	1,532,007
# *	Banca Monte dei Paschi di Siena SpA	213,039	290,981
*	Banca Popolare di Sondrio SCPA	2,889,121	12,147,161
#	Banca Profilo SpA	1,711,765	472,112
# *	Banca Sistema SpA	414,926	1,037,435
#	Banco BPM SpA	10,026,255	28,516,643
	Banco di Desio e della Brianza SpA	238,796	820,524
	BasicNet SpA	5,693	31,263
	Be Shaping The Future SpA	533,191	979,909
	BFF Bank SpA	776,751	6,954,751
*	Biesse SpA	43,007	1,265,118
*	BPER Banca	6,140,387	13,990,953

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Brunello Cucinelli SpA	234,739	$11,948,980
	Buzzi Unicem SpA	586,452	15,647,637
*	Cairo Communication SpA	261,586	561,497
	Carel Industries SpA	12,520	280,397
# *	Carraro SpA	102,068	290,804
	Cementir Holding NV	339,284	3,786,141
*	Cerved Group SpA	1,145,881	13,442,121
*	CIR SpA-Compagnie Industriali	5,326,857	3,007,463
*	Credito Emiliano SpA	546,899	3,376,133
*	d’Amico International Shipping SA	1,821,713	220,945
	Danieli & C Officine Meccaniche SpA	47,177	755,650
	Danieli & C Officine Meccaniche SpA	102,606	2,517,656
	De’ Longhi SpA	381,561	16,678,024
	DeA Capital SpA	690,835	1,213,506
	Digital Bros SpA	6,945	196,684
*	doValue SpA	4,218	52,305
*	Elica SpA	166,709	689,208
*	Emak SpA	388,913	649,162
	ERG SpA	358,685	10,722,152
*	Esprinet SpA	221,349	3,585,290
# *	Eurotech SpA	216,751	1,329,221
	Fiera Milano SpA	107,924	473,464
# *	Fila SpA	142,640	1,631,389
# *	Fincantieri SpA	3,504,948	2,703,626
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,119,562
*	Freni Brembo SpA	610,701	7,600,383
*	Gefran SpA	35,925	333,132
# *	Geox SpA	494,420	529,214
	Gruppo MutuiOnline SpA	165,528	8,897,200
# *	Guala Closures SpA	56,729	566,678
	Hera SpA	4,939,246	19,875,771
*	Illimity Bank SpA	82,244	961,935
*	IMMSI SpA	987,338	552,816
# *	Intek Group SpA	1,885,608	747,987
	Interpump Group SpA	53,086	2,825,765
	Iren SpA	4,259,847	12,714,735
	Italgas SpA	3,402,703	22,191,872
	Italmobiliare SpA	76,176	2,700,627
*	IVS Group SA	58,424	434,566
# *	Juventus Football Club SpA	2,997,765	2,630,983
	La Doria SpA	86,202	1,773,317
	Leonardo SpA	996,204	8,129,681
	LU-VE SpA	5,064	92,893
#	Maire Tecnimont SpA	977,846	3,128,275
# *	Mariella Burani Fashion Group S.p.A	22,744	0
*	Mediaset SpA	3,709,525	11,844,882
*	Mediobanca Banca di Credito Finanziario SpA	164,882	1,862,259
# *	Mondo TV SpA	38,811	65,895
	Openjobmetis SpA agenzia per il lavoro.	63,025	660,504
# *	OVS SpA	1,164,402	2,349,335
	Piaggio & C SpA	1,243,896	4,817,222
*	Pirelli & C SpA	2,304,139	12,946,159
# *	Prima Industrie SpA	32,067	805,554
	Prysmian SpA	521,713	16,322,607
	RAI Way SpA	581,655	3,414,571
	Reno de Medici SpA	1,173,753	1,476,271
	Reply SpA	147,531	20,057,034
*	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	821,837

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Sabaf SpA	49,948	$1,351,447
*	Safilo Group SpA	233,748	298,769
#	Saipem SpA	3,818,111	8,803,463
# *	Saras SpA	3,543,720	2,444,089
#	Servizi Italia SpA	62,874	169,334
*	Sesa SpA	50,391	6,989,522
# *	Societa Cattolica di Assicurazioni SC.	787,824	4,669,889
*	Sogefi SpA	332,859	565,464
	SOL SpA	163,603	3,243,796
	Tamburi Investment Partners SpA	805,040	7,558,409
*	Technogym SpA	646,381	8,659,306
#	Tenaris SA	297,746	3,192,721
*	Tinexta S.p.A	122,766	3,685,299
# *	Tiscali SpA	2,577,711	82,971
# *	Tod’s SpA	60,475	2,845,094
*	TXT e-solutions SpA	43,931	395,959
*	Unieuro SpA	71,278	2,071,394
*	Unipol Gruppo SpA	3,109,522	16,993,908
#	UnipolSai Assicurazioni SpA	242,919	754,410
#	Webuild SpA	1,282,257	2,761,659
	Zignago Vetro SpA	181,037	3,732,616

TOTAL ITALY			511,536,240

NETHERLANDS — (6.7%)
	Aalberts NV	691,302	37,348,204
*	Accell Group NV	144,227	7,438,867
# *	AFC Ajax NV	13,955	262,348
	AMG Advanced Metallurgical Group NV	187,795	7,193,243
	Amsterdam Commodities NV	104,639	2,597,439
	APERAM SA	341,294	17,664,501
*	Arcadis NV	526,518	22,146,572
	ASR Nederland NV	873,857	38,166,070
*	Avantium N.V	1,640	9,963
*	B&S Group Sarl	1,733	18,634
*	Basic-Fit NV	185,262	8,339,734
#	BE Semiconductor Industries NV	476,805	38,509,270
*	Beter Bed Holding NV	10,924	71,127
*	Boskalis Westminster	600,774	19,175,051
*	Brunel International NV	155,477	2,077,830
	Corbion NV	416,939	24,416,784
#	Flow Traders	223,910	9,245,299
#	ForFarmers NV	214,677	1,429,659
# *	Fugro NV	478,973	4,986,136
*	GrandVision NV	173,216	5,602,914
	Heijmans NV	146,628	2,343,799
*	Hunter Douglas NV	25,613	2,093,765
	IMCD NV	357,089	51,866,903
*	Intertrust NV	466,539	8,638,097
	Kendrion NV	96,440	2,698,165
*	Koninklijke BAM Groep NV	1,732,479	4,797,550
# *	Lucas Bols NV	23,064	327,566
	Nedap N.V	33,400	2,230,098
*	OCI NV	338,820	7,896,628
	Ordina NV	625,125	2,603,949
#	PostNL NV	3,372,376	17,615,361
	SBM Offshore NV	1,193,312	20,714,210
*	SIF Holding NV	34,182	662,471
*	Signify NV	780,137	44,303,258
*	Sligro Food Group NV	166,461	5,278,188

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	SNS NV	705,718	$0
	TKH Group NV	267,721	12,767,773
*	TomTom NV	483,754	4,246,147
*	Van Lanschot Kempen NV	87,966	2,574,740

TOTAL NETHERLANDS			440,358,313

NORWAY — (2.5%)
	ABG Sundal Collier Holding ASA	2,446,501	2,494,229
	AF Gruppen ASA	68,590	1,666,388
# *	Akastor ASA	766,612	522,927
# *	Aker Solutions ASA	1,672,605	2,910,767
#	American Shipping Co., ASA	236,690	887,635
# *	ArcticZymes Technologies ASA	24,862	295,735
#	Arendals Fossekompani A.S	2,250	83,474
*	Asetek A/S	4,100	48,275
	Atea ASA	529,509	10,142,811
# *	Atlantic Sapphire ASA	36,143	377,090
	Austevoll Seafood ASA	443,179	5,656,906
#	Avance Gas Holding, Ltd.	393,737	2,067,212
*	Axactor SE	946,461	1,088,309
*	B2Holding ASA	1,390,160	1,483,332
	Bonheur ASA	146,347	3,931,153
# *	Borr Drilling, Ltd.	65,386	63,010
#	Borregaard ASA	725,237	15,959,386
	Bouvet ASA	1,700	140,881
# *	BW Energy, Ltd.	205,065	677,520
	BW LPG, Ltd.	662,186	4,898,930
	BW Offshore, Ltd.	759,145	3,035,511
*	Crayon Group Holding ASA	15,917	257,267
# *	DNO ASA	3,329,878	3,886,829
	Elkem ASA	24,828	91,109
#	Europris ASA	1,186,781	8,078,054
#	Fjordkraft Holding ASA	7,006	52,414
	FLEX LNG, Ltd.	200,332	2,359,904
#	Frontline, Ltd.	521,533	3,992,923
	Golden Ocean Group, Ltd.	274,826	2,367,244
# *	Grieg Seafood ASA	346,230	3,440,628
# *	Hexagon Composites ASA	640,597	3,758,222
	Hoegh LNG Holdings, Ltd.	173,599	486,797
*	IDEX Biometrics ASA	560,544	172,521
	Itera ASA	10,713	17,046
	Kitron ASA	10,967	26,388
	Komplett Bank ASA	33,724	42,260
*	Kongsberg Automotive ASA	1,743,947	576,232
	Magnora ASA	5,528	16,684
	Medistim ASA	255	8,322
*	Next Biometrics Group A.S	42,097	42,904
# *	Nordic Nanovector ASA	344,544	1,098,983
# *	Nordic Semiconductor ASA	707,590	17,441,613
	Norway Royal Salmon ASA	92,975	2,209,981
*	Norwegian Energy Co. ASA	758	13,164
#	Norwegian Finans Holding ASA	672,342	7,416,584
	Norwegian Property ASA	50,689	88,842
*	NRC Group ASA	6,559	13,876
#	Ocean Yield ASA	377,896	1,354,287
*	Odfjell Drilling, Ltd.	586,600	1,406,446
*	Odfjell SE, Class A	137,586	470,460
*	Olav Thon Eiendomsselskap ASA	118,760	2,285,239
# *	Otello Corp. ASA	571,363	2,261,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Panoro Energy ASA	51,126	$131,562
	Pareto Bank ASA	8,768	52,568
# *	PGS ASA	1,907,777	1,314,607
*	PhotoCure ASA	22,827	367,799
#	Protector Forsikring ASA	438,078	4,981,650
*	REC Silicon ASA	1,473,908	3,226,310
	Sbanken ASA	486,979	6,051,032
	Selvaag Bolig ASA	309,083	2,268,331
*	Solon Eiendom ASA	56,855	243,316
	SpareBank 1 SR-Bank ASA	8,727	112,730
	Stolt-Nielsen, Ltd.	195,297	2,928,476
	Subsea 7 SA	135,523	1,370,272
	TGS NOPEC Geophysical Co., ASA	40,862	617,336
	Treasure ASA	314,079	645,562
	Veidekke ASA	712,897	10,947,763
*	Wallenius Wilhelmsen ASA	401,589	1,342,378
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,427,615
*	XXL ASA	631,470	1,634,531

TOTAL NORWAY			163,829,821

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	4,195,272
# *	Banco Comercial Portugues SA, Class R	46,192,622	6,907,229
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	20,913	255,107
*	CTT-Correios de Portugal SA	665,115	3,031,295
	Galp Energia SGPS SA	47,197	543,464
*	Ibersol SGPS SA	35,043	269,894
# *	Mota-Engil SGPS SA	641,747	1,076,595
#	Navigator Co. SA (The)	1,820,852	6,135,721
	NOS SGPS SA	1,704,809	6,463,105
# *	Novabase SGPS SA	72,649	351,875
#	REN—Redes Energeticas Nacionais SGPS SA	3,006,659	8,804,989
	Semapa-Sociedade de Investimento e Gestao	166,209	2,412,461
#	Sonae SGPS SA	6,383,870	5,976,481

TOTAL PORTUGAL			46,423,488

SPAIN — (5.2%)
	Acciona SA	116,352	20,226,865
	Acerinox SA	1,140,518	15,814,871
# *	Adveo Group International SA	84,445	9,229
*	Aedas Homes SA	2,620	67,636
	Alantra Partners SA	70,405	1,336,357
	Almirall SA	424,745	6,667,595
# *	Amper SA	5,445,967	1,258,020
*	Applus Services SA	911,014	9,638,550
*	Atresmedia Corp. de Medios de Comunicacion SA	512,148	2,464,808
*	Azkoyen SA	67,253	478,947
*	Banco de Sabadell SA	27,006,041	17,098,138
	Bankinter SA	3,802,314	20,793,136
	CaixaBank SA	1,332,363	4,262,182
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	7,431,801
	CIE Automotive SA	424,373	11,804,421
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	6,240,727
*	Distribuidora Internacional de Alimentacion SA	429,110	42,132
	Ebro Foods SA	531,944	10,877,248
# *	eDreams ODIGEO SA	424,956	2,475,405

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	200,108	$2,501,369
	Enagas SA	625,236	13,611,683
*	Ence Energia y Celulosa SA	988,129	4,337,332
	Ercros SA	643,000	2,054,854
	Euskaltel SA	548,865	7,301,739
	Faes Farma SA	2,022,017	8,424,937
	Fluidra SA	324,873	11,281,543
#	Fomento de Construcciones y Contratas SA	348,032	4,560,263
*	Gestamp Automocion SA	411,418	2,124,421
	Global Dominion Access SA	695,411	3,427,736
	Grupo Catalana Occidente SA	271,298	11,358,226
#	Grupo Empresarial San Jose SA	151,317	1,076,541
# *	Grupo Ezentis SA	1,629,459	775,048
	Iberpapel Gestion SA	47,911	1,078,598
# *	Indra Sistemas SA	856,710	8,913,916
	Laboratorio Reig Jofre SA	8,058	54,721
	Laboratorios Farmaceuticos Rovi SA	76,982	4,462,539
	Liberbank SA	12,438,498	4,397,621
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,451,269
	Mapfre SA	734,048	1,577,038
*	Mediaset Espana Comunicacion SA	1,072,499	6,826,686
# *	Melia Hotels International SA	706,277	5,769,026
# *	Metrovacesa S.A	21,535	197,148
	Miquel y Costas & Miquel SA	142,055	2,460,911
	Neinor Homes SA	37,636	496,812
# *	Obrascon Huarte Lain SA	905,725	712,236
#	Pharma Mar SA	79,333	9,063,789
	Prim SA	39,523	489,017
*	Promotora de Informaciones SA, Class A	1,752,528	1,939,080
	Prosegur Cash SA	158,555	142,811
	Prosegur Cia de Seguridad SA	1,584,655	4,928,765
# *	Quabit Inmobiliaria SA	576,617	280,620
*	Realia Business SA	1,667,905	1,369,102
	Renta 4 Banco SA	442	4,467
#	Sacyr SA	2,889,691	8,005,236
*	Solaria Energia y Medio Ambiente SA	395,783	8,113,811
*	Solarpack Corp. Tecnologica SA	3,377	80,780
*	Talgo SA	587,102	3,004,534
# *	Tecnicas Reunidas SA	188,993	2,817,970
# *	Tubacex SA	692,872	1,396,181
	Unicaja Banco SA	2,748,739	2,708,911
	Vidrala SA	123,414	13,890,552
	Viscofan SA	280,336	19,157,934
*	Vocento SA	352,577	452,519
	Zardoya Otis SA	1,131,276	7,165,730

TOTAL SPAIN			341,234,090

SWEDEN — (9.2%)
	AcadeMedia AB	415,939	4,305,255
	Adapteo Oyj	280,480	3,531,190
	AddLife AB, Class B	251,737	6,971,018
*	AddNode Group AB	85,577	2,918,590
	AddTech AB, Class B	1,058,674	18,456,073
*	AF Poyry AB	595,413	19,482,362
	Alimak Group AB	253,043	4,362,083
*	Ambea AB	126,799	1,188,642
*	Annehem Fastigheter AB, Class B	126,142	441,423
*	Arise AB	62,754	389,386
	Arjo AB, Class B	1,029,592	10,151,870

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	267,019	$5,593,014
*	Attendo AB	714,039	4,160,026
	Avanza Bank Holding AB	359,439	12,902,148
*	Balco Group AB	979	10,671
	Beijer Alma AB	282,919	6,350,310
*	Beijer Electronics Group AB	93,898	567,518
	Bergman & Beving AB	193,579	2,948,328
*	Bergs Timber AB, Class B	62,277	49,964
	Besqab AB	21,962	421,244
	Betsson AB	928,684	8,438,040
*	Better Collective A/S	19,587	513,775
*	BHG Group AB	175,332	3,368,714
#	Bilia AB, Class A	653,084	11,384,107
	BillerudKorsnas AB	85,552	1,747,210
	BioGaia AB, Class B	122,544	5,848,821
	Biotage AB	390,521	8,426,696
*	Bjorn Borg AB	13,009	35,869
	Bonava AB, Class B	474,123	5,617,171
*	Boozt AB	100,941	2,346,615
	Bravida Holding AB	978,791	14,522,481
	Bufab AB	215,726	5,696,548
	Bulten AB	117,488	1,510,048
	Bure Equity AB	450,981	20,582,787
*	Byggmax Group AB	356,302	3,110,082
*	Calliditas Therapeutics AB, Class B	75,130	1,111,286
*	Catella AB	11,889	47,501
	Catena AB	152,830	7,387,066
*	Catena Media P.L.C	117,350	733,441
*	Cavotec SA	79,682	245,332
	Cellavision AB	7,826	331,858
*	Clas Ohlson AB, Class B	155,907	1,664,039
	Cloetta AB, Class B	1,667,395	5,219,342
*	Collector AB	134,446	496,747
	Concentric AB	355,701	7,994,014
#	Coor Service Management Holding AB	270,442	2,290,812
	Dios Fastigheter AB	801,318	7,627,214
	Dometic Group AB	25,003	393,476
*	Doro AB	155,569	1,099,476
*	Duni AB	220,953	3,132,908
#	Dustin Group AB	450,607	5,623,386
	Eastnine AB	126,421	1,908,421
	Elanders AB, Class B	54,920	1,129,519
*	Electrolux Professional AB, Class B	150,340	952,379
# *	Eltel AB	206,068	633,398
*	Enea AB	102,697	2,902,629
# *	Eolus Vind AB, Class B	25,899	648,809
	eWork Group AB	32,666	366,608
	Fagerhult AB	293,570	2,015,772
	FastPartner AB, Class A	1,130	12,380
#	Fenix Outdoor International AG	19,372	2,867,045
	Ferronordic AB	1,301	31,701
*	Fingerprint Cards AB, Class B	634,700	2,596,916
#	G5 Entertainment AB	14,394	1,042,863
*	GARO AB	238	18,748
	GHP Specialty Care AB	21,719	75,758
*	Granges AB	793,999	10,642,195
*	Haldex AB	319,054	2,151,767
	Heba Fastighets AB, Class B	134,907	1,866,095
*	Hexatronic Group AB	18,571	334,990

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Hexpol AB	80,229	$983,640
	HMS Networks AB	120,248	5,200,657
# *	Hoist Finance AB	461,349	1,895,063
	Hufvudstaden AB, Class A	37,820	602,839
*	Humana AB	114,050	1,032,983
*	IAR Systems Group AB	1,213	21,412
*	Immunovia AB	8,077	107,185
	Instalco AB	55,550	2,353,887
# *	International Petroleum Corp.	61,606	217,009
#	Intrum AB	82,680	2,843,466
	INVISIO AB	555	12,443
*	Inwido AB	457,409	8,002,438
#	JM AB	497,581	18,433,307
	Karnov Group AB	19,547	114,807
*	Karo Pharma AB	5,040	31,702
*	Kindred Group P.L.C	1,227,634	21,129,080
	Klovern AB, Class B	4,943,184	9,567,822
*	KNOW IT AB	200,518	7,400,506
#	Kungsleden AB	1,438,162	16,721,005
	Lagercrantz Group AB, Class B	1,394,313	14,375,920
	LeoVegas AB	225,166	1,346,637
	Lime Technologies AB	4,993	193,361
	Lindab International AB	609,567	12,406,401
#	Loomis AB	357,375	11,703,112
*	Medcap AB	3,684	105,115
	Medicover AB, Class B	38,704	1,107,694
*	Mekonomen AB	281,075	4,824,582
	Midsona AB, Class B	2,661	24,588
	MIPS AB	19,191	1,552,407
*	Modern Times Group MTG AB, Class B	434,021	6,621,332
*	Momentum Group AB, Class B	143,592	3,344,519
*	Munters Group AB	1,207	11,813
	Mycronic AB	440,273	12,998,896
	NCC AB, Class B	236,798	4,464,965
# *	Nederman Holding AB	30,189	583,220
*	Nelly Group AB	70,318	317,695
*	Net Insight AB, Class B	1,214,572	350,825
*	New Wave Group AB, Class B	426,925	4,583,129
	Nobia AB	852,732	7,411,805
*	Nobina AB	732,991	6,479,126
*	Nolato AB, Class B	159,009	15,700,614
*	Nordic Entertainment Group AB, Class B	70,640	3,276,811
	Nordic Waterproofing Holding AB	66,975	1,429,583
	NP3 Fastigheter AB	152,387	2,798,024
	Nyfosa AB	1,249,698	15,033,991
	OEM International AB, Class B	47,898	2,285,901
*	Pandox AB	350,613	6,121,824
*	Peab AB, Class B	744,929	10,746,032
	Platzer Fastigheter Holding AB, Class B	250,352	3,273,206
	Pricer AB, Class B	892,974	3,602,245
	Proact IT Group AB	61,875	1,952,518
# *	Qliro AB	70,318	396,642
#	Ratos AB, Class B	1,558,543	9,171,980
*	RaySearch Laboratories AB	157,470	1,547,055
	Resurs Holding AB	678,931	3,509,144
*	Rottneros AB	672,020	780,473
*	SAS AB	8,113,247	1,875,250
*	Scandi Standard AB	397,762	3,113,959
# *	Scandic Hotels Group AB	212,468	957,943

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	115,969	$8,274,768
*	Semcon AB	118,592	1,624,409
*	Sensys Gatso Group AB	2,726,230	392,577
# *	SkiStar AB	321,068	4,859,770
*	Systemair AB	90,209	2,713,911
	Tethys Oil AB	65,726	475,763
	Troax Group AB	214,262	7,775,937
	VBG Group AB, Class B	26,732	561,055
	Vitec Software Group AB, Class B	13,721	647,690
#	Wihlborgs Fastigheter AB	796,443	16,280,952

TOTAL SWEDEN			598,604,390

SWITZERLAND — (13.3%)
	Allreal Holding AG	115,683	23,414,726
	ALSO Holding AG	44,564	13,477,962
*	APG SGA SA	8,640	2,068,758
	Arbonia AG	343,677	5,950,577
*	Aryzta AG	5,973,238	6,733,234
*	Ascom Holding AG	161,682	2,533,524
*	Autoneum Holding AG	21,144	4,086,531
	Bachem Holding AG, Class B	5,539	2,812,016
	Baloise Holding AG	1,875	317,050
	Banque Cantonale de Geneve	9,528	1,679,815
	Banque Cantonale du Jura SA	4,071	236,269
	Banque Cantonale Vaudoise	62,952	6,417,734
	Belimo Holding AG	60,560	24,168,038
	Bell Food Group AG	14,632	4,574,456
	Bellevue Group AG	57,974	2,458,045
	Berner Kantonalbank AG	28,933	6,766,236
	BKW AG	153,128	17,149,343
*	Bobst Group SA	65,642	4,364,540
	Bossard Holding AG, Class A	42,851	10,302,561
	Bucher Industries AG	54,197	28,443,507
	Burckhardt Compression Holding AG	541	194,277
	Burkhalter Holding AG	28,640	2,277,268
	Bystronic AG	9,616	11,753,438
	Calida Holding AG	32,749	1,284,571
# *	Carlo Gavazzi Holding AG	2,982	714,078
	Cembra Money Bank AG	187,433	20,380,989
#	Cicor Technologies, Ltd.	14,897	828,126
	Cie Financiere Tradition SA	10,661	1,371,638
#	Clariant AG	339,571	7,112,782
	Coltene Holding AG	26,366	3,731,708
	Comet Holding AG	3,131	802,827
*	COSMO Pharmaceuticals NV	235	22,644
	Daetwyler Holding AG	10,017	3,250,766
	DKSH Holding AG	225,777	18,169,236
	dormakaba Holding AG	23,772	15,621,378
# *	Dottikon Es Holding AG	1,430	280,426
# *	Dufry AG	399,735	26,306,042
	EFG International AG	675,982	5,907,863
	Emmi AG	15,057	15,637,341
	Energiedienst Holding AG	83,637	3,205,838
# *	Evolva Holding SA	3,349,123	698,961
*	Feintool International Holding AG	16,000	1,140,819
*	Flughafen Zurich AG	126,351	22,728,103
	Forbo Holding AG	8,604	16,478,721
	Galenica AG	59,045	3,995,959
*	GAM Holding AG	1,195,762	3,098,447

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	31,470	$44,126,403
	Gurit Holding AG	3,022	7,855,955
	Helvetia Holding AG	229,898	27,639,436
	Hiag Immobilien Holding AG	20,030	2,324,662
# *	HOCHDORF Holding AG	6,697	447,223
	Huber & Suhner AG	94,378	7,574,376
	Hypothekarbank Lenzburg AG	6	28,243
*	Implenia AG	120,182	3,503,006
*	Ina Invest Holding AG	25,352	526,692
	Inficon Holding AG	14,229	15,221,686
	Interroll Holding AG	4,787	16,361,000
	Intershop Holding AG	10,283	6,879,957
	Investis Holding SA	3,673	389,341
*	Jungfraubahn Holding AG	17,432	2,630,741
	Kardex Holding AG	47,102	9,723,211
*	Komax Holding AG	20,442	4,904,590
#	Kudelski SA	217,692	1,009,106
	Landis+Gyr Group AG	46,168	3,200,314
# *	Lastminute.com NV	23,689	998,069
	LEM Holding SA	3,808	7,131,225
	Liechtensteinische Landesbank AG	64,323	3,806,379
	Luzerner Kantonalbank AG	20,110	9,496,568
# *	Meier Tobler Group AG	45,826	805,756
	Metall Zug AG	1,082	2,345,437
# *	Meyer Burger Technology AG	2,931,882	1,366,474
*	Mikron Holding AG	8,692	60,918
	Mobilezone Holding AG	279,877	3,502,603
	Mobimo Holding AG	55,872	17,754,506
	OC Oerlikon Corp. AG	1,609,083	18,818,052
*	Orascom Development Holding AG	93,520	1,044,972
#	Orell Fuessli AG	5,028	613,849
	Orior AG	37,151	3,402,643
*	Peach Property Group AG	1,034	58,399
	Phoenix Mecano AG	4,472	2,282,038
	Plazza AG, Class A	6,999	2,460,786
	PSP Swiss Property AG	326,804	40,326,399
*	Rieter Holding AG	20,000	3,079,317
	Romande Energie Holding SA	2,625	3,708,890
#	Schaffner Holding AG	3,363	946,061
	Schweiter Technologies AG	7,099	11,519,937
	Schweizerische Nationalbank	23	135,463
*	Sensirion Holding AG	2,845	194,281
	SFS Group AG	124,609	16,062,056
	Siegfried Holding AG	30,001	27,590,884
	SIG Combibloc Group AG	316,452	7,756,583
	Softwareone Holding AG	73,209	1,897,262
	St Galler Kantonalbank AG	17,241	8,072,376
	Sulzer AG	136,230	15,520,082
	Swiss Prime Site AG	55,059	5,358,302
# *	Swiss Steel Holding AG	3,310,891	1,139,976
	Swissquote Group Holding SA	77,115	11,579,551
	Tecan Group AG	1,723	839,593
	Thurgauer Kantonalbank	3,152	366,049
# *	Tornos Holding AG	26,632	185,209
*	TX Group AG	17,310	1,332,260
#	u-blox Holding AG	43,500	2,982,380
	Valiant Holding AG	107,176	11,882,756
*	Valora Holding AG	27,553	5,781,664
	VAT Group AG	179,719	51,321,290

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Shares	Value»
	SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA		6,746	$3,597,500
	Vetropack Holding AG		64,876	3,925,707
*	Von Roll Holding AG		378,198	319,092
	Vontobel Holding AG		223,125	16,792,845
	VP Bank AG		24,056	3,031,370
	VZ Holding AG		90,005	7,750,049
*	V-ZUG Holding AG		10,820	1,494,975
	Walliser Kantonalbank		18,991	2,226,007
	Warteck Invest AG		27	70,657
	Ypsomed Holding AG		8,690	1,394,895
	Zehnder Group AG		82,191	6,629,357
	Zug Estates Holding AG, Class B		1,178	2,561,084
	Zuger Kantonalbank AG		700	5,273,342

	TOTAL SWITZERLAND			869,889,285

	UNITED STATES — (0.0%)
# *	Arko Corp.		135,431	1,397,547

	TOTAL COMMON STOCKS			6,064,152,161

	PREFERRED STOCKS — (0.9%)

	GERMANY — (0.9%)
	Biotest AG		99,466	3,515,208
	Draegerwerk AG & Co., KGaA		60,431	5,641,240
	Fuchs Petrolub SE		284,114	15,128,909
	Jungheinrich AG		366,703	19,184,201
	Sixt SE		116,451	9,607,109
	STO SE & Co., KGaA		13,696	2,597,352
	Villeroy & Boch AG		49,772	1,059,312

	TOTAL GERMANY			56,733,331

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22		497,492	0

	FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21		223,445	2,619,207

	TOTAL RIGHTS/WARRANTS			2,619,207

			Face Amount^ (000)

	BONDS — (0.0%)
	GERMANY — (0.0%)
	Schaltbau Holding AG
	0.500%, 09/30/22	EUR	224	296,056

	TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)			6,123,800,755

			Shares	Value†
	SECURITIES LENDING COLLATERAL — (6.3%)
@ §	The DFA Short Term Investment Fund		35,375,947	409,299,711

	TOTAL INVESTMENTS — (100.0%) (Cost $4,605,087,337)			$6,533,100,466

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

BAM	Build America Mutual
P.L.C	Public Limited Company
SA	Special Assessment
EUR	Euro

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285
United States	—	1,397,547	—	1,397,547
Preferred Stocks
Germany	—	56,733,331	—	56,733,331
Rights/Warrants
France	—	2,619,207	—	2,619,207
Bonds
Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.5%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	101,377	$1,155,507
# *	Aimia, Inc.	747,208	2,984,820
*	Cineplex, Inc.	10,454	108,014
#	Cogeco Communications, Inc.	61,201	5,813,137
	Cogeco, Inc.	28,030	2,202,447
#	Corus Entertainment, Inc., Class B	982,181	4,698,551
*	MDF Commerce, Inc.	32,674	353,549
	Quebecor, Inc., Class B	13,600	365,684
*	TeraGo, Inc.	2,400	11,012
# *	WildBrain, Ltd.	664,663	1,470,840
#	Yellow Pages, Ltd.	105,820	1,086,481

TOTAL COMMUNICATION SERVICES			20,250,042

CONSUMER DISCRETIONARY — (6.2%)
*	Aritzia, Inc.	427,638	10,670,510
*	AutoCanada, Inc.	139,673	5,381,697
	BMTC Group, Inc.	20,581	247,143
	BRP, Inc.	112,524	10,337,396
	BRP, Inc.	4,149	381,376
*	Canada Goose Holdings, Inc.	30,280	1,279,537
*	Canada Goose Holdings, Inc.	230,847	9,757,903
*	Dorel Industries, Inc., Class B	82,829	831,558
	Exco Technologies, Ltd.	164,124	1,432,739
	Gamehost, Inc.	83,699	483,475
	Gildan Activewear, Inc.	73,531	2,550,790
*	Great Canadian Gaming Corp.	428,062	15,445,267
*	Intertain Group, Ltd. (The)	70,628	666,583
	Leon’s Furniture, Ltd.	171,679	3,076,995
	Linamar Corp.	216,634	12,695,072
	Martinrea International, Inc.	518,668	5,633,338
*	MTY Food Group, Inc.	81,414	3,424,424
#	Park Lawn Corp.	121,994	3,369,561
	Pizza Pizza Royalty Corp.	156,674	1,375,351
*	Points International, Ltd.	47,016	719,880
*	Points International, Ltd.	11,831	183,736
#	Pollard Banknote, Ltd.	31,517	1,538,478
	Recipe Unlimited Corp.	76,777	1,202,422
*	Reitmans Canada, Ltd., Class A	125,155	47,348
#	Sleep Country Canada Holdings, Inc.	160,435	4,535,749
*	Spin Master Corp.	114,340	3,873,504
#	Uni-Select, Inc.	193,659	2,145,902
	Zenith Capital Corp.	111,820	45,714

TOTAL CONSUMER DISCRETIONARY			103,333,448

CONSUMER STAPLES — (4.5%)
*	Alcanna, Inc.	125,550	772,207
	Andrew Peller, Ltd., Class A	168,200	1,551,794
	Corby Spirit and Wine, Ltd.	87,267	1,286,481
#	High Liner Foods, Inc.	89,880	974,739
#	Jamieson Wellness, Inc.	275,646	8,651,851
#	KP Tissue, Inc.	45,700	375,519
	Lassonde Industries, Inc., Class A	17,800	2,837,950

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Maple Leaf Foods, Inc.	355,793	$8,212,055
*	Mav Beauty Brands, Inc.	7,000	30,810
#	North West Co., Inc. (The)	319,480	9,201,149
#	Premium Brands Holdings Corp.	182,482	17,751,595
	Primo Water Corp. 74167P108	96,682	1,618,457
	Primo Water Corp. 74167P959	813,424	13,592,913
#	Rogers Sugar, Inc.	712,254	3,221,846
# *	SunOpta, Inc.	291,540	3,610,006
# *	Village Farms International, Inc.	21,817	243,170
*	Village Farms International, Inc.	33,793	377,468

TOTAL CONSUMER STAPLES			74,310,010

ENERGY — (16.5%)
# *	Advantage Oil & Gas, Ltd.	918,066	2,434,931
# *	Africa Oil Corp.	1,333,299	1,301,679
	ARC Resources, Ltd.	3,615,211	22,735,695
# *	Athabasca Oil Corp.	2,177,410	1,062,886
#	Birchcliff Energy, Ltd.	1,289,021	3,271,973
#	Cameco Corp. 13321L108	1,331,282	22,378,850
	Cameco Corp. 13321L959	209,026	3,513,385
#	Canacol Energy, Ltd.	930,762	2,627,623
*	Cardinal Energy, Ltd.	245,096	538,387
	CES Energy Solutions Corp.	1,207,291	1,591,190
	Computer Modelling Group, Ltd.	464,145	2,069,328
#	Crescent Point Energy Corp.	2,370,438	9,353,313
*	Crew Energy, Inc.	384,876	341,305
# *	Denison Mines Corp.	2,613,375	2,806,537
#	Enerflex, Ltd.	448,285	2,990,633
# *	Energy Fuels, Inc.	347,960	1,910,856
#	Enerplus Corp.	1,046,075	5,625,478
	Ensign Energy Services, Inc.	617,495	567,684
# *	Fission Uranium Corp.	1,962,000	1,101,395
#	Freehold Royalties, Ltd.	447,473	2,930,609
#	Frontera Energy Corp.	244,929	1,259,367
*	Gasfrac Energy Services, Inc.	91,560	0
#	Gibson Energy, Inc.	940,791	17,183,222
# *	Gran Tierra Energy, Inc.	1,826,935	1,218,799
#	Inter Pipeline, Ltd.	885,858	12,915,084
# *	Kelt Exploration, Ltd.	773,541	1,718,071
#	Keyera Corp.	822,868	18,818,549
*	Lightstream Resources, Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	13,648,041
	North American Construction Group, Ltd.	118,644	1,599,423
	North American Construction Group, Ltd.	9,342	125,837
# *	NuVista Energy, Ltd.	1,093,750	2,064,435
	Ovintiv, Inc.	124,528	2,977,568
# *	Paramount Resources, Ltd., Class A	332,422	3,093,935
*	Parex Resources, Inc.	786,291	14,809,125
#	Parkland Corp.	615,719	19,776,745
	Pason Systems, Inc.	389,622	2,979,658
#	Peyto Exploration & Development Corp.	789,824	3,444,215
	PHX Energy Services Corp.	74,028	210,192
#	PrairieSky Royalty, Ltd.	1,029,307	11,037,112
# *	Precision Drilling Corp.	67,041	1,721,358
*	Pulse Seismic, Inc.	17,209	26,741
# *	Questerre Energy Corp., Class A	797,460	129,758
	Secure Energy Services, Inc.	723,755	2,449,515
#	ShawCor, Ltd.	320,715	1,521,188
*	Storm Resources, Ltd.	5,600	14,488

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Surge Energy, Inc.	202,365	$88,905
*	Tamarack Valley Energy, Ltd.	1,151,040	2,406,682
	TerraVest Industries, Inc.	3,700	54,184
*	Tervita Corp.	28,108	120,055
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	1,023,219
*	Total Energy Services, Inc.	208,963	663,025
*	Touchstone Exploration, Inc.	28,197	39,687
	Tourmaline Oil Corp.	1,134,044	24,468,004
*	TransGlobe Energy Corp.	266,887	423,406
# *	Trican Well Service, Ltd.	1,170,524	2,009,361
	Vermilion Energy, Inc.	524,924	3,894,811
	Vermilion Energy, Inc.	33,463	248,295
#	Whitecap Resources, Inc.	2,632,329	11,521,728
# *	Yangarra Resources, Ltd.	323,471	286,851

TOTAL ENERGY			273,144,376

FINANCIALS — (11.3%)
	AGF Management, Ltd., Class B	292,248	1,807,009
#	Alaris Equity Partners Income	173,725	2,404,151
#	Canaccord Genuity Group, Inc.	444,384	4,284,221
	Canadian Western Bank	456,902	12,564,201
#	Chesswood Group, Ltd.	56,542	575,011
	CI Financial Corp.	770,765	12,390,934
	Clairvest Group, Inc.	1,900	95,066
	ECN Capital Corp.	2,488,693	16,683,749
	E-L Financial Corp., Ltd.	7,178	5,489,419
#	Element Fleet Management Corp.	1,736,203	21,258,475
#	Equitable Group, Inc.	53,142	5,767,949
#	Fiera Capital Corp.	302,075	2,681,234
	Firm Capital Mortgage Investment Corp.	185,919	2,199,294
	First National Financial Corp.	61,776	2,591,360
	goeasy, Ltd.	39,839	4,713,328
# *	GoldMoney, Inc.	125,000	296,953
	Guardian Capital Group, Ltd., Class A	88,614	2,325,023
*	Home Capital Group, Inc.	303,217	8,014,905
	iA Financial Corp., Inc.	411,433	23,169,989
	Kingsway Financial Services, Inc.	13,070	65,874
#	Laurentian Bank of Canada	412,090	14,262,139
	Onex Corp.	249,677	16,715,552
#	RF Capital Group, Inc.	173,928	314,136
#	Sprott, Inc.	121,492	5,477,824
	Timbercreek Financial Corp.	506,740	3,751,645
#	TMX Group, Ltd.	120,613	13,291,324
*	Trisura Group, Ltd.	38,753	4,133,044

TOTAL FINANCIALS			187,323,809

HEALTH CARE — (1.0%)
# *	Charlottes Web Holdings, Inc.	26,216	105,576
# *	Cronos Group, Inc.	482,409	3,926,809
#	Extendicare, Inc.	498,639	3,168,344
	HLS Therapeutics, Inc.	6,100	96,526
*	Knight Therapeutics, Inc.	808,695	3,552,824
#	Medical Facilities Corp.	157,139	934,537
*	Organigram Holdings, Inc.	11,400	30,236
#	Sienna Senior Living, Inc.	282,531	3,365,134
*	Viemed Healthcare, Inc.	1,941	19,518
*	Viemed Healthcare, Inc.	43,008	432,660

TOTAL HEALTH CARE			15,632,164

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (13.2%)
	Aecon Group, Inc.	270,661	$4,108,965
#	AG Growth International, Inc.	136,123	4,773,137
*	Air Canada	85,511	1,723,229
#	Algoma Central Corp.	48,800	671,365
*	ATS Automation Tooling Systems, Inc.	441,354	10,646,501
#	Badger Daylighting, Ltd.	143,356	4,849,483
	Bird Construction, Inc.	255,438	1,882,820
*	Black Diamond Group, Ltd.	237,417	762,964
# *	Bombardier, Inc., Class A	49,600	45,195
# *	Bombardier, Inc., Class B	800,191	598,931
	CAE, Inc.	29,055	910,003
	Calian Group, Ltd.	40,508	1,912,113
	CanWel Building Materials Group, Ltd.	337,453	2,665,800
#	Cargojet, Inc.	6,253	920,742
	Cervus Equipment Corp.	47,197	638,944
	Dexterra Group, Inc.	163,443	799,163
# *	DIRTT Environmental Solutions	273,168	933,414
	Exchange Income Corp.	56,748	1,778,872
	Finning International, Inc.	885,513	23,046,464
*	GDI Integrated Facility Services, Inc.	12,500	587,296
	Hardwoods Distribution, Inc.	15,802	456,904
*	Heroux-Devtek, Inc.	239,845	3,219,658
*	IBI Group, Inc.	113,900	957,236
	K-Bro Linen, Inc.	57,753	2,170,759
	Magellan Aerospace Corp.	112,778	972,580
	Morneau Shepell, Inc.	401,948	10,104,701
#	Mullen Group, Ltd.	376,027	4,120,802
	NFI Group, Inc.	265,623	5,957,960
*	Patriot One Technologies, Inc.	120,000	50,767
#	Richelieu Hardware, Ltd.	361,973	12,645,422
	Ritchie Bros Auctioneers, Inc.	53,413	3,397,067
#	Russel Metals, Inc.	339,623	7,786,337
#	Savaria Corp.	184,973	2,845,738
#	SNC-Lavalin Group, Inc.	666,544	14,907,289
#	Stantec, Inc.	507,094	23,742,635
	TFI International, Inc.	424,407	37,187,189
#	Toromont Industries, Ltd.	167,708	13,371,341
#	Transcontinental, Inc., Class A	346,473	6,562,170
	Wajax Corp.	99,180	1,633,971
#	Westshore Terminals Investment Corp.	203,386	3,319,305

TOTAL INDUSTRIALS			219,665,232

INFORMATION TECHNOLOGY — (4.4%)
#	Absolute Software Corp.	303,292	4,542,656
# *	BlackBerry, Ltd. 09228F103	1,540,551	13,603,065
*	BlackBerry, Ltd. 09228F954	977,994	8,648,900
*	Celestica, Inc.	36,408	303,279
*	Celestica, Inc.	575,408	4,793,701
# *	Descartes Systems Group, Inc. (The)	19,744	1,263,044
*	Descartes Systems Group, Inc. (The)	50,233	3,217,926
	Enghouse Systems, Ltd.	263,395	12,475,985
#	Evertz Technologies, Ltd.	146,939	1,843,387
*	EXFO, Inc.	60,487	224,892
*	Kinaxis, Inc.	125,057	16,130,283
*	Photon Control, Inc.	447,494	1,092,204
	Quarterhill, Inc.	575,556	1,203,416
# *	Sierra Wireless, Inc.	241,452	3,663,572
	TECSYS, Inc.	7,353	269,916

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Vecima Networks, Inc.	6,059	$73,448

TOTAL INFORMATION TECHNOLOGY			73,349,674

MATERIALS — (19.2%)
*	5N Plus, Inc.	414,065	1,387,909
#	Acadian Timber Corp.	65,067	1,074,613
	AirBoss of America Corp.	76,006	2,535,285
	Alamos Gold, Inc., Class A	2,014,411	16,142,817
#	Altius Minerals Corp.	169,012	2,301,803
# *	Americas Gold & Silver Corp.	86,596	186,698
*	Amerigo Resources, Ltd.	18,200	18,361
*	Argonaut Gold, Inc.	1,555,539	3,416,960
	B2Gold Corp.	130,208	624,998
*	Calibre Mining Corp.	144,705	236,633
*	Canfor Corp.	290,422	7,253,757
	Canfor Pulp Products, Inc.	138,951	1,017,418
# *	Capstone Mining Corp.	2,456,528	10,972,085
#	Cascades, Inc.	430,569	5,051,300
	Centerra Gold, Inc.	1,270,606	11,722,471
#	China Gold International Resources Corp., Ltd.	1,488,085	4,564,195
# *	Copper Mountain Mining Corp.	690,855	2,304,443
	Dundee Precious Metals, Inc.	810,500	5,835,679
# *	Eldorado Gold Corp.	664,263	6,560,754
*	Eldorado Gold Corp.	111,244	1,097,978
#	Endeavour Mining Corp.	937,250	19,512,863
# *	Endeavour Silver Corp.	360,197	1,898,935
*	Equinox Gold Corp.	196,375	1,588,065
*	ERO Copper Corp.	164,632	3,250,717
# *	First Majestic Silver Corp.	606,133	9,182,119
# *	First Majestic Silver Corp.	171,162	2,582,835
# *	First Mining Gold Corp.	749,400	204,246
# *	Fortuna Silver Mines, Inc.	574,492	3,458,683
*	Fortuna Silver Mines, Inc.	437,641	2,638,975
# *	Galiano Gold, Inc.	696,057	894,740
*	GoGold Resources, Inc.	40,000	84,286
*	Gold Standard Ventures Corp.	10,700	6,181
# *	Golden Star Resources, Ltd.	374,657	1,283,249
*	Great Panther Mining, Ltd.	91,900	71,029
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	97,700	729,819
#	Hudbay Minerals, Inc.	1,003,501	7,494,723
*	i-80 Gold Corp.	399,339	799,230
*	IAMGOLD Corp.	2,197,656	6,865,719
*	IAMGOLD Corp.	599,837	1,877,490
# *	Imperial Metals Corp.	346,592	1,398,606
*	Interfor Corp.	306,441	8,145,001
	Intertape Polymer Group, Inc.	203,244	5,001,937
# *	Ivanhoe Mines, Ltd., Class A	2,842,458	20,049,718
*	Karora Resources, Inc.	8,355	25,898
#	Labrador Iron Ore Royalty Corp.	289,259	9,888,674
*	Largo Resources, Ltd.	57,371	1,003,522
# *	Lucara Diamond Corp.	1,564,773	1,005,712
# *	Lundin Gold, Inc.	86,276	836,684
	Lundin Mining Corp.	186,718	2,255,837
*	MAG Silver Corp.	9,800	168,708
# *	Major Drilling Group International, Inc.	441,505	2,507,184
*	Mandalay Resources Corp.	464	890
# *	Marathon Gold Corp.	147,500	297,604
	Maverix Metals, Inc.	11,724	66,123

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Methanex Corp.	140,382	$5,125,773
	Methanex Corp.	87,793	3,209,712
# *	New Gold, Inc.	3,469,405	5,701,662
*	Northern Dynasty Minerals, Ltd.	76,877	45,032
*	OceanaGold Corp.	3,272,419	5,457,803
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties, Ltd.	550,720	6,649,054
# *	Osisko Mining, Inc.	219,488	573,206
	Pan American Silver Corp.	42,818	1,362,469
*	PolyMet Mining Corp.	64,208	193,280
# *	Pretium Resources, Inc.	293,903	3,083,042
*	Pretium Resources, Inc.	455,178	4,780,822
# *	Roxgold, Inc.	1,208,860	2,006,325
# *	Sabina Gold & Silver Corp.	1,421,714	2,035,729
# *	Sandstorm Gold, Ltd.	792,058	5,863,994
*	Seabridge Gold, Inc.	61,595	1,041,826
# *	Seabridge Gold, Inc.	39,279	665,386
#	SSR Mining, Inc.	1,130,996	17,952,022
#	Stelco Holdings, Inc.	37,984	958,291
#	Stella-Jones, Inc.	234,984	9,826,447
*	Taseko Mines, Ltd.	1,204,804	2,411,274
*	Torex Gold Resources, Inc.	381,514	4,618,581
# *	Trevali Mining Corp.	2,559,289	437,254
*	Turquoise Hill Resources, Ltd.	142,028	2,501,113
*	Turquoise Hill Resources, Ltd.	224,834	3,954,683
*	Victoria Gold Corp.	15,270	166,471
*	Wesdome Gold Mines, Ltd.	637,024	4,695,470
	West Fraser Timber Co., Ltd.	0	14
#	Western Forest Products, Inc.	1,866,235	3,218,825
#	Winpak, Ltd.	124,683	4,329,391
	Yamana Gold, Inc.	3,304,447	15,135,693

TOTAL MATERIALS			319,382,803

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	13,233,677
	Bridgemarq Real Estate Services	53,069	721,029
	Colliers International Group, Inc. 194693107	4,163	449,105
	Colliers International Group, Inc. 194693158	165,544	17,918,052
	DREAM Unlimited Corp., Class A	246,187	4,592,660
	Information Services Corp.	20,881	421,306
#	Invesque, Inc.	191,266	621,615
*	Mainstreet Equity Corp.	31,349	2,148,764
	Melcor Developments, Ltd.	55,340	586,199
	Morguard Corp.	21,982	2,207,589
# *	Real Matters, Inc.	341,820	4,480,104
	Tricon Residential, Inc.	353,069	3,745,694

TOTAL REAL ESTATE			51,125,794

UTILITIES — (6.9%)
#	AltaGas, Ltd.	862,073	16,110,171
	Atco, Ltd., Class I	206,098	7,074,218
#	Boralex, Inc., Class A	549,954	17,628,595
#	Capital Power Corp.	771,649	24,603,119
	Innergex Renewable Energy, Inc.	604,787	10,332,771
*	Maxim Power Corp.	66,734	129,760
#	Polaris Infrastructure, Inc.	115,463	1,872,170
#	Superior Plus Corp.	781,510	9,549,917
	TransAlta Corp. 89346D107	16,789	165,036

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
#	TransAlta Corp. 89346D958	1,784,708	$17,539,985
#	TransAlta Renewables, Inc.	614,934	9,740,686

TOTAL UTILITIES			114,746,428

TOTAL COMMON STOCKS			1,452,263,780

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	167,360

MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,651,246

TOTAL RIGHTS/WARRANTS			1,818,606

TOTAL INVESTMENT SECURITIES (Cost $1,048,674,560)			1,454,082,386

			Value†
SECURITIES LENDING COLLATERAL — (12.4%)
@ §	The DFA Short Term Investment Fund	17,870,144	206,757,565

TOTAL INVESTMENTS — (100.0%) (Cost $1,255,416,782)			$1,660,839,951

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,250,042	—	—	$20,250,042
Consumer Discretionary	102,621,151	$712,297	—	103,333,448
Consumer Staples	74,310,010	—	—	74,310,010
Energy	273,144,376	—	—	273,144,376
Financials	187,323,809	—	—	187,323,809
Health Care	15,632,164	—	—	15,632,164
Industrials	219,665,232	—	—	219,665,232
Information Technology	73,349,674	—	—	73,349,674
Materials	319,382,803	—	—	319,382,803
Real Estate	51,125,794	—	—	51,125,794
Utilities	114,746,428	—	—	114,746,428
Rights/Warrants
Energy	—	167,360	—	167,360
Materials	—	1,651,246	—	1,651,246
Securities Lending Collateral	—	206,757,565	—	206,757,565

TOTAL	$1,451,551,483	$209,288,468	—	$1,660,839,951

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
	Titan Cement International SA	61,385	$1,243,246

BRAZIL — (3.8%)
	Ambev SA, ADR	2,170,950	6,035,241
	Atacadao SA	247,864	991,082
*	B2W Cia Digital	60,195	746,003
	B3 SA—Brasil Bolsa Balcao	944,657	8,956,073
	Banco Bradesco SA	603,046	2,294,707
	Banco BTG Pactual SA	126,158	2,502,467
	Banco do Brasil SA	512,750	2,797,822
	Banco Santander Brasil SA	162,491	1,152,563
	BB Seguridade Participacoes SA	542,743	2,231,101
*	Braskem SA, Sponsored ADR	79,692	1,542,837
*	BRF SA	574,623	2,199,246
	CCR SA	2,060,317	4,566,640
	Centrais Eletricas Brasileiras SA	107,077	725,207
	Cia Brasileira de Distribuicao	285,040	2,137,256
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,268,296
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	321,985
	Cia Energetica de Minas Gerais	128,098	398,298
	Cia Paranaense de Energia	199,000	212,919
	Cia Paranaense de Energia, Sponsored ADR	17,400	94,656
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	4,738,666
	Cia Siderurgica Nacional SA	394,065	3,568,461
	Cosan SA	110,374	1,829,932
	CPFL Energia SA	121,800	658,100
	Energisa SA	228,135	1,850,430
*	Eneva SA	40,400	109,106
	Engie Brasil Energia SA	119,376	893,773
	Equatorial Energia SA	1,091,321	5,040,683
	Hapvida Participacoes e Investimentos SA	467,407	1,242,506
	Hypera SA	363,863	2,321,682
	Itau Unibanco Holding SA	162,403	731,285
	JBS SA	1,943,203	10,774,804
*	Klabin SA	1,485,490	7,618,809
	Localiza Rent a Car SA	435,514	5,155,245
	Lojas Americanas SA	109,111	398,718
	Lojas Renner SA	728,565	5,418,585
	Magazine Luiza SA	1,102,484	4,065,271
*	Natura & Co. Holding SA	519,291	4,659,427
	Notre Dame Intermedica Participacoes S.A	249,192	3,728,212
	Petrobras Distribuidora SA	688,555	2,853,319
	Petroleo Brasileiro SA	3,033,556	12,900,313
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	11,241,575
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	320,180	2,715,126
	Porto Seguro SA	250,037	2,272,499
	Raia Drogasil SA	760,485	3,681,990
*	Rumo SA	1,324,031	4,874,885
	Sendas Distribuidora SA	285,040	4,244,601
	Sul America SA	62,156	374,283
*	Suzano SA	480,607	6,075,659
# *	Suzano SA, Sponsored ADR	74,273	941,780
	Telefonica Brasil SA	248,062	1,972,787
	TIM SA	826,336	1,854,371
	Ultrapar Participacoes SA	770,263	2,993,391

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	749,681	$15,083,592
	Vale SA	3,260,013	65,427,706
	WEG SA	726,666	4,683,421

TOTAL BRAZIL			251,169,392

CHILE — (0.5%)
	AES Gener SA	712,573	117,093
	Aguas Andinas SA, Class A	2,010,638	571,453
#	Banco de Chile, ADR	128,473	2,798,127
	Banco de Credito e Inversiones SA	44,056	2,045,880
	Banco Santander Chile, ADR	76,364	1,698,335
	Cencosud SA	2,064,699	4,286,387
	Cia Cervecerias Unidas SA	109,017	1,003,153
	Cia Cervecerias Unidas SA, Sponsored ADR	45,814	839,771
	Colbun SA	7,202,239	1,236,297
	Embotelladora Andina SA, ADR, Class B	24,029	344,095
	Empresa Nacional de Telecomunicaciones SA	260,143	1,460,795
	Empresas CMPC SA	1,159,617	3,222,382
	Empresas COPEC SA	174,061	1,874,499
#	Enel Americas SA, ADR	561,671	4,032,798
	Enel Chile SA, ADR	644,316	2,248,663
	Falabella SA	231,679	1,046,374
	Itau CorpBanca Chile SA	53,769,268	183,082
	Plaza SA	74,670	126,073
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	127,489	6,723,770

TOTAL CHILE			35,859,027

CHINA — (35.3%)
	360 Security Technology, Inc., Class A.	156,500	304,285
*	51job, Inc., ADR	36,065	2,219,801
#	AAC Technologies Holdings, Inc.	1,726,500	9,584,109
	Accelink Technologies Co., Ltd., Class A	64,300	220,203
	Addsino Co., Ltd., Class A	85,000	222,751
	AECC Aero-Engine Control Co., Ltd., Class A	55,500	155,016
	AECC Aviation Power Co., Ltd., Class A	79,700	464,794
	Aerospace CH UAV Co., Ltd.	44,300	127,899
	Agile Group Holdings, Ltd.	3,660,000	5,717,558
	Agricultural Bank of China, Ltd., Class H	23,317,000	9,033,452
	Aier Eye Hospital Group Co., Ltd., Class A	171,228	1,962,694
	Air China, Ltd., Class H	2,006,000	1,586,119
	Aisino Corp., Class A	158,200	289,157
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839
*	Alibaba Group Holding, Ltd.	714,100	20,642,985
*	Alibaba Health Information Technology, Ltd.	1,076,000	3,275,125
	A-Living Smart City Services Co., Ltd., Class H	58,500	268,890
# *	Aluminum Corp. of China, Ltd., ADR	21,075	273,975
*	Aluminum Corp. of China, Ltd., Class H	4,954,000	2,559,909
	Angel Yeast Co., Ltd., Class A	110,900	1,002,358
	Anhui Anke Biotechnology Group Co., Ltd., Class A	50,600	154,427
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	15,020,114
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	540,441
	Anhui Jinhe Industrial Co., Ltd., Class A	54,600	275,284
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	681,379
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	427,999
	ANTA Sports Products, Ltd.	912,000	16,268,621
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	783,749
	Asymchem Laboratories Tianjin Co., Ltd., Class A	12,500	632,956
	Autobio Diagnostics Co., Ltd., Class A	13,300	250,546

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co., Ltd., Class A	44,576	$213,967
	Avic Capital Co., Ltd., Class A	327,700	196,198
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	234,254
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	573,793
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	275,428
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	113,100	419,449
	AVICOPTER P.L.C., Class A	22,704	178,196
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	191,672
*	Baidu, Inc., Sponsored ADR	137,226	28,862,745
	Bank of Beijing Co., Ltd., Class A	782,508	575,221
	Bank of Changsha Co., Ltd., Class A	364,484	506,860
	Bank of Chengdu Co., Ltd., Class A	568,750	1,046,579
	Bank of China, Ltd., Class H	39,731,181	15,763,265
	Bank of Communications Co., Ltd., Class H	10,379,515	6,627,238
	Bank of Hangzhou Co., Ltd., Class A	404,904	1,034,075
	Bank of Jiangsu Co., Ltd., Class A	1,011,270	1,103,499
	Bank of Nanjing Co., Ltd., Class A	787,380	1,115,200
	Bank of Ningbo Co., Ltd., Class A	288,493	1,879,939
	Bank of Shanghai Co., Ltd., Class A	534,383	674,843
	Baoshan Iron & Steel Co., Ltd., Class A	1,014,500	1,348,459
*	BeiGene, Ltd., ADR	3,348	1,150,172
# *	BeiGene, Ltd.	191,700	5,099,211
*	Beijing BDStar Navigation Co., Ltd., Class A	35,100	219,670
	Beijing Capital Co., Ltd., Class A	818,160	375,173
	Beijing Capital Development Co., Ltd., Class A	73,900	63,758
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	442,364
*	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	268,985
	Beijing E-Hualu Information Technology Co., Ltd., Class A	63,980	242,541
	Beijing Enlight Media Co., Ltd., Class A	168,100	337,744
	Beijing Kunlun Tech Co., Ltd., Class A	108,000	308,457
	Beijing New Building Materials P.L.C., Class A	114,303	812,288
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	183,962	1,635,888
	Beijing Originwater Technology Co., Ltd., Class A	293,800	318,702
	Beijing Shiji Information Technology Co., Ltd., Class A	62,664	275,702
*	Beijing Shougang Co., Ltd., Class A	257,300	199,939
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	476,927
	Beijing Sinnet Technology Co., Ltd., Class A	183,337	398,318
	Beijing Thunisoft Corp., Ltd., Class A	74,700	206,030
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	358,298
	Beijing Tongrentang Co., Ltd., Class A	36,400	171,738
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	316,528
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	288,688
	BGI Genomics Co., Ltd., Class A	45,000	896,274
	Blue Sail Medical Co., Ltd., Class A	160,662	584,084
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,722,247
	Bright Dairy & Food Co., Ltd., Class A	169,885	452,779
	BTG Hotels Group Co., Ltd., Class A	91,200	359,781
	BYD Co., Ltd., Class H	542,386	11,278,655
#	BYD Electronic International Co., Ltd.	1,425,000	7,560,954
	By-health Co., Ltd., Class A	105,593	532,141
	C&S Paper Co., Ltd., Class A	181,900	864,241
	Caitong Securities Co., Ltd., Class A	269,900	415,375
	CECEP Solar Energy Co., Ltd., Class A	332,800	315,606
	CGN Power Co., Ltd., Class H	4,899,000	1,127,064
	Chacha Food Co., Ltd., Class A	70,100	583,226
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	1,463,927
	Changjiang Securities Co., Ltd., Class A	410,502	458,345
	Changsha Jingjia Microelectronics Co., Ltd., Class A	16,400	184,022
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	531,082

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	$931,375
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	75,200	250,385
	Chengtun Mining Group Co., Ltd., Class A	229,600	264,536
	China Aerospace Times Electronics Co., Ltd., Class A	187,600	197,517
	China Avionics Systems Co., Ltd., Class A	50,500	116,988
	China Baoan Group Co., Ltd., Class A	193,034	312,992
	China Cinda Asset Management Co., Ltd., Class H	3,106,000	610,531
	China CITIC Bank Corp., Ltd., Class H	9,190,928	4,798,006
	China Coal Energy Co., Ltd., Class H	3,786,777	2,048,080
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,664
	China Conch Venture Holdings, Ltd.	1,696,000	8,002,240
	China Construction Bank Corp., Class H	79,728,590	62,933,091
*	China CSSC Holdings, Ltd., Class A	45,800	110,305
	China Eastern Airlines Corp., Ltd., ADR	11,904	259,745
	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,349,933
	China Everbright Bank Co., Ltd., Class H	5,515,000	2,302,944
#	China Evergrande Group.	3,952,000	6,668,929
	China Film Co., Ltd., Class A	143,500	313,149
	China Fortune Land Development Co., Ltd., Class A	532,281	457,953
	China Galaxy Securities Co., Ltd., Class H	6,041,000	3,590,357
	China Gas Holdings, Ltd.	4,891,400	17,630,845
	China Gezhouba Group Co., Ltd., Class A	564,500	619,748
	China Great Wall Securities Co., Ltd., Class A	143,300	222,359
	China Greatwall Technology Group Co., Ltd., Class A	182,800	332,364
	China Hongqiao Group, Ltd.	3,626,000	5,723,237
# *	China International Capital Corp., Ltd., Class H	2,061,200	5,160,080
	China International Marine Containers Group Co., Ltd., Class H	213,120	400,489
	China Jushi Co., Ltd., Class A.	283,700	785,585
#	China Life Insurance Co., Ltd., ADR	455,615	4,651,829
	China Life Insurance Co., Ltd., Class H	1,945,000	3,942,805
*	China Literature, Ltd.	216,200	2,251,648
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	4,223,364
	China Meheco Co., Ltd., Class A	55,300	109,456
	China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625
	China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066
	China Merchants Energy Shipping Co., Ltd., Class A	208,700	157,995
	China Merchants Securities Co., Ltd., Class H	535,860	748,814
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	237,373	425,582
	China Minmetals Rare Earth Co., Ltd., Class A	46,200	121,117
	China Minsheng Banking Corp., Ltd., Class H	6,906,100	3,538,793
	China Molybdenum Co., Ltd., Class H	3,669,966	2,478,904
	China National Accord Medicines Corp., Ltd., Class A	28,200	181,795
	China National Building Material Co., Ltd., Class H	10,930,000	15,783,927
	China National Medicines Corp., Ltd., Class A	96,800	549,952
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,288,329
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	457,649
	China Oilfield Services, Ltd., Class H	4,074,000	3,722,387
	China Overseas Land & Investment, Ltd.	8,252,500	20,885,888
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635
#	China Petroleum & Chemical Corp., ADR	57,958	2,850,939
	China Petroleum & Chemical Corp., Class H	12,896,800	6,360,774
	China Railway Group, Ltd., Class H	7,014,000	3,621,211
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	948,668
	China Resources Beer Holdings Co., Ltd.	1,159,611	9,341,490
	China Resources Cement Holdings, Ltd.	6,186,000	6,738,552
	China Resources Gas Group, Ltd.	2,140,000	11,578,637
	China Resources Land, Ltd.	5,690,666	26,644,099
	China Resources Power Holdings Co., Ltd.	2,194,517	2,882,863
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	424,557

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co., Ltd., Class H	5,943,000	$12,378,634
	China South Publishing & Media Group Co., Ltd., Class A	156,900	247,239
*	China Southern Airlines Co., Ltd., Sponsored ADR	10,452	353,173
*	China Southern Airlines Co., Ltd., Class H	2,698,000	1,827,027
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,465,862
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,788,913
	China Tourism Group Duty Free Corp., Ltd., Class A	66,800	3,205,639
	China Tower Corp., Ltd., Class H	58,664,000	8,438,735
	China TransInfo Technology Co., Ltd., Class A	145,530	335,481
	China Vanke Co., Ltd., Class H	3,423,500	11,971,657
	China Yangtze Power Co., Ltd., Class A	748,847	2,308,211
	China Zhenhua Group Science & Technology Co., Ltd., Class A	23,100	171,885
	China Zheshang Bank Co., Ltd., Class H	31,000	13,663
	Chongqing Brewery Co., Ltd., Class A	21,500	521,374
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	425,890
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	69,700	428,649
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	1,116,194
	Chongqing Zhifei Biological Products Co., Ltd., Class A	83,314	2,889,823
	Chow Tai Seng Jewellery Co., Ltd., Class A	55,136	262,812
	CIFI Holdings Group Co., Ltd.	4,673,191	4,175,196
	CITIC Securities Co., Ltd., Class H	1,660,500	3,992,753
	CITIC, Ltd.	4,725,000	4,962,530
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	598,759
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	125,600	228,052
	COFCO Biotechnology Co., Ltd., Class A	21,900	30,681
	Contemporary Amperex Technology Co., Ltd., Class A	82,800	4,975,762
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,072,500	9,037,046
	Country Garden Holdings Co., Ltd.	15,537,519	18,470,820
#	Country Garden Services Holdings Co., Ltd.	1,257,492	13,173,293
#	CSC Financial Co., Ltd., Class H	1,105,500	1,287,176
	CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923
	CTS International Logistics Corp., Ltd., Class A	100,700	245,394
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	102,300	528,695
	Dali Foods Group Co., Ltd.	4,627,500	2,748,959
	Daqin Railway Co., Ltd., Class A	1,053,060	1,118,646
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	39,056	455,875
	Datang International Power Generation Co., Ltd., Class H	2,936,000	434,037
	DHC Software Co., Ltd., Class A	290,300	305,744
	Dian Diagnostics Group Co., Ltd., Class A	83,929	503,793
	Dong-E-E-Jiao Co., Ltd., Class A	64,411	353,061
	Dongfeng Motor Group Co., Ltd., Class H	1,160,000	1,008,152
	Dongxing Securities Co., Ltd., Class A	366,118	581,591
	East Money Information Co., Ltd., Class A	271,200	1,344,560
*	Ecovacs Robotics Co., Ltd., Class A	11,000	277,437
	ENN Energy Holdings, Ltd.	848,700	14,482,701
	ENN Natural Gas Co., Ltd., Class A	245,000	662,301
	Eoptolink Technology, Inc., Ltd., Class A	39,020	232,185
*	Estun Automation Co., Ltd., Class A	46,603	230,993
	Eve Energy Co., Ltd., Class A	65,105	886,528
#	Everbright Securities Co., Ltd., Class H	413,200	323,853
*	Fangda Carbon New Material Co., Ltd., Class A	374,324	512,759
*	FAW Jiefang Group Co., Ltd.	286,000	487,741
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	296,432
	Financial Street Holdings Co., Ltd., Class A.	396,800	379,514
	First Capital Securities Co., Ltd., Class A	258,900	260,483
#	Flat Glass Group Co., Ltd., Class H	396,000	1,216,308
	Focus Media Information Technology Co., Ltd., Class A	678,700	1,127,273
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	140,094	3,657,219
	Fosun International, Ltd.	2,724,722	3,913,057

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Founder Securities Co., Ltd., Class A	618,800	$878,700
	Fujian Sunner Development Co., Ltd., Class A	215,363	877,573
	Fuyao Glass Industry Group Co., Ltd., Class H	848,400	4,911,772
	Ganfeng Lithium Co., Ltd., Class H	62,200	833,222
	Gansu Shangfeng Cement Co., Ltd., Class A	95,571	284,608
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	804,960
*	GCL System Integration Technology Co., Ltd., Class A	211,500	101,272
*	GCL-Poly Energy Holdings, Ltd.	20,189,000	5,146,177
	GD Power Development Co., Ltd., Class A	229,600	80,442
# *	GDS Holdings, Ltd., ADR	45,771	3,797,620
	Geely Automobile Holdings, Ltd.	10,400,000	27,088,794
	GEM Co., Ltd., Class A	357,976	549,444
	Gemdale Corp., Class A	430,900	781,050
	GF Securities Co., Ltd., Class H	1,733,400	2,505,089
	Giant Network Group Co., Ltd., Class A	112,402	237,615
	Gigadevice Semiconductor Beijing, Inc., Class A	16,982	504,435
	Ginlong Technologies Co., Ltd., Class A	9,500	300,640
	GoerTek, Inc., Class A	198,500	1,149,821
*	Gotion High-tech Co., Ltd., Class A	68,900	368,071
	Grandblue Environment Co., Ltd., Class A	4,600	16,861
	Grandjoy Holdings Group Co., Ltd., Class A	73,700	41,511
#	Great Wall Motor Co., Ltd., Class H	3,807,000	9,451,153
	Gree Electric Appliances, Inc., Class A	142,233	1,312,740
	Greenland Holdings Corp., Ltd., Class A	521,500	455,411
	GRG Banking Equipment Co., Ltd., Class A	218,700	435,003
	Guangdong Haid Group Co., Ltd., Class A	71,100	914,361
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	244,731
	Guangdong Hongda Blasting Co., Ltd., Class A	71,300	305,606
	Guangdong Investment, Ltd.	2,818,000	4,338,664
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	62,700	361,573
*	Guanghui Energy Co., Ltd., Class A	764,600	359,208
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	27,497
	Guangzhou Automobile Group Co., Ltd., Class H	3,259,162	2,780,370
	Guangzhou Baiyun International Airport Co., Ltd., Class A	214,700	402,711
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	511,359
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	339,950
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	543,514
	Guangzhou R&F Properties Co., Ltd., Class H	484,800	618,764
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	766,737
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	26,520	274,707
	Guangzhou Wondfo Biotech Co., Ltd., Class A	35,467	554,796
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	331,717
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	133,567
	Guizhou Space Appliance Co., Ltd., Class A	28,800	196,198
	Guosen Securities Co., Ltd., Class A	148,400	240,160
*	Guosheng Financial Holding, Inc., Class A	138,300	227,562
	Guotai Junan Securities Co., Ltd., Class H	474,400	673,540
	Guoyuan Securities Co., Ltd., Class A	105,040	124,437
	Haier Smart Home Co., Ltd., Class A	258,200	1,318,230
*	Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456
	Hainan Poly Pharm Co., Ltd., Class A	37,100	281,815
	Haisco Pharmaceutical Group Co., Ltd., Class A	38,400	156,375
	Haitong Securities Co., Ltd., Class H	2,178,400	1,948,100
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	295,125
	Hangcha Group Co., Ltd., Class A	66,600	214,709
	Hangzhou First Applied Material Co., Ltd., Class A	42,200	593,787
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	701,621
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	251,813
	Hangzhou Silan Microelectronics Co., Ltd., Class A	66,100	366,246

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	$291,308
*	Hangzhou Tigermed Consulting Co., Ltd., Class H	16,500	323,321
	Han’s Laser Technology Industry Group Co., Ltd., Class A	88,017	543,943
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	230,775
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	480,196
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	408,337
	Henan Shenhuo Coal & Power Co., Ltd., Class A	136,400	232,059
	Henan Shuanghui Investment & Development Co., Ltd., Class A	193,729	1,094,028
	Hengan International Group Co., Ltd.	1,801,500	11,641,987
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	338,272
	Hengli Petrochemical Co., Ltd.,, Class A	430,900	1,965,082
# *	HengTen Networks Group, Ltd.	1,380,000	1,625,801
	Hengtong Optic-electric Co., Ltd., Class A	227,200	405,518
	Hengyi Petrochemical Co., Ltd., Class A	334,988	678,477
*	Hesteel Co., Ltd., Class A	1,832,853	721,202
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	533,059
	Hongfa Technology Co., Ltd., Class A	71,093	611,688
*	Hua Hong Semiconductor, Ltd.	323,000	2,009,300
	Huaan Securities Co., Ltd., Class A	480,700	451,247
	Huadong Medicine Co., Ltd., Class A	204,800	1,657,738
	Huafon Chemical Co., Ltd., Class A	294,783	581,531
	Huagong Tech Co., Ltd., Class A	50,100	155,860
	Hualan Biological Engineering, Inc., Class A	104,900	679,854
	Huaneng Power International, Inc., Sponsored ADR	33,132	474,782
	Huaneng Power International, Inc., Class H	2,986,000	1,074,864
	Huatai Securities Co., Ltd., Class H	1,158,600	1,653,236
	Huaxi Securities Co., Ltd., Class A	348,500	501,801
	Huaxia Bank Co., Ltd., Class A	913,056	879,935
	Huaxin Cement Co., Ltd., Class A	206,300	698,323
	Huayu Automotive Systems Co., Ltd., Class A	217,000	876,974
# *	Huazhu Group, Ltd., ADR	129,257	7,620,993
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	513,559	302,460
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	111,730	332,704
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	177,516
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	1,498,500
	Hundsun Technologies, Inc., Class A	29,780	421,139
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	553,745
	Iflytek Co., Ltd., Class A	139,400	1,092,875
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012
	Industrial Bank Co., Ltd., Class A	857,039	2,873,740
	Industrial Securities Co., Ltd., Class A	501,960	703,230
	Infore Environment Technology Group Co., Ltd., Class A	247,423	300,932
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	677,427
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	103,600	299,018
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,348
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	724,028
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	346,800	2,185,960
*	Innovent Biologics, Inc.	519,500	5,634,908
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	242,746
	Jafron Biomedical Co., Ltd., Class A	35,367	525,714
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	80,441
*	JD.com Inc, Class A	53,200	2,054,506
*	JD.com, Inc., ADR	248,488	19,223,032
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	419,500	449,163
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	321,098
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,200,476
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	797,263
	Jiangsu Hengrui Medicine Co., Ltd., Class A	242,896	3,146,329

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	70,979	$196,831
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	90,612	745,747
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	35,974
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	143,900	226,944
	Jiangsu Shagang Co., Ltd., Class A	237,700	361,001
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	91,400	2,710,719
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	687,747
	Jiangsu Yoke Technology Co., Ltd., Class A	38,500	349,841
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	673,398
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	428,936
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	591,254
	Jiangxi Copper Co., Ltd., Class H	1,199,000	2,910,393
	Jiangxi Zhengbang Technology Co., Ltd., Class A	395,146	897,617
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	96,600	226,790
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	226,165
	Jinke Properties Group Co., Ltd., Class A	182,100	185,328
*	Jinneng Science&Technology Co., Ltd., Class A	50,000	142,355
	Jinyu Bio-Technology Co., Ltd., Class A	92,300	310,396
	JiuGui Liquor Co., Ltd., Class A	11,500	351,288
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	545,941
	Joinn Laboratories China Co., Ltd., Class A	13,000	305,411
*	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	596,175
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	57,600	414,511
	Joyoung Co., Ltd., Class A	107,900	529,436
#	JOYY, Inc., ADR	41,913	3,984,250
	Juewei Food Co., Ltd., Class A	43,844	583,409
	Juneyao Airlines Co., Ltd., Class A	141,100	322,274
	Kingdee International Software Group Co., Ltd.	1,235,000	4,067,053
	Kingsoft Corp., Ltd.	981,000	6,921,577
*	Kuang-Chi Technologies Co., Ltd., Class A	18,500	53,430
	Kunlun Energy Co., Ltd.	9,690,000	10,360,862
	Kweichow Moutai Co., Ltd., Class A	65,693	20,295,293
	KWG Group Holdings, Ltd.	1,036,500	1,660,498
*	KWG Living Group Holdings, Ltd.	518,250	531,110
	Lao Feng Xiang Co., Ltd., Class A	43,843	373,528
	Laobaixing Pharmacy Chain JSC, Class A	56,521	467,521
	Lenovo Group, Ltd.	19,511,278	26,659,310
	Lens Technology Co., Ltd., Class A	326,900	1,312,881
	Leo Group Co., Ltd., Class A	1,361,469	516,602
	Lepu Medical Technology Beijing Co., Ltd., Class A	199,377	986,257
	Leyard Optoelectronic Co., Ltd., Class A	234,300	258,619
	Li Ning Co., Ltd.	2,852,000	23,145,924
	Liaoning Cheng Da Co., Ltd., Class A	143,200	498,051
	Lingyi iTech Guangdong Co., Class A	447,800	567,978
	Logan Group Co., Ltd.	3,853,000	6,120,333
	Lomon Billions Group Co., Ltd., Class A	178,000	926,528
	Longfor Group Holdings, Ltd.	3,097,000	19,236,915
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	3,581,880
	Luenmei Quantum Co., Ltd., Class A	252,660	354,156
	Luxi Chemical Group Co., Ltd., Class A	293,600	694,901
	Luxshare Precision Industry Co., Ltd., Class A	403,724	2,294,287
	Luzhou Laojiao Co., Ltd., Class A	76,529	3,007,363
	Maccura Biotechnology Co., Ltd., Class A	77,000	564,605
	Mango Excellent Media Co., Ltd., Class A	82,092	860,167
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	443,870
*	Meituan, Class B	1,270,300	48,619,822
	Metallurgical Corp. of China, Ltd., Class H	4,159,000	977,157
	Microport Scientific Corp.	204,000	1,471,027
	Midea Group Co., Ltd., Class A	479,784	5,925,693

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	11,600	$212,429
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	551,531
	MLS Co., Ltd., Class A	166,400	335,805
	Montage Technology Co., Ltd., Class A	22,233	183,286
	Muyuan Foods Co., Ltd., Class A	264,705	4,610,654
	NanJi E-Commerce Co., Ltd., Class A	340,300	423,328
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	247,470
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	476,151
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	78,180	555,196
	Nanjing Securities Co., Ltd., Class A	225,100	340,521
	NARI Technology Co., Ltd., Class A	173,300	853,446
	NAURA Technology Group Co., Ltd., Class A	14,300	363,608
	NavInfo Co., Ltd., Class A	154,250	337,769
	NetEase, Inc., ADR	323,449	36,245,695
	New China Life Insurance Co., Ltd., Class H	1,538,900	5,912,011
	New Hope Liuhe Co., Ltd., Class A	338,300	866,811
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	870,724	13,287,248
	Newland Digital Technology Co., Ltd., Class A	18,600	40,028
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,512,320
	Ninestar Corp., Class A	147,751	577,272
	Ningbo Joyson Electronic Corp., Class A	126,400	353,855
	Ningbo Tuopu Group Co., Ltd., Class A	27,748	145,289
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	274,834
*	NIO, Inc., ADR	309,307	12,322,791
	Northeast Securities Co., Ltd., Class A	310,720	393,821
	Oceanwide Holdings Co., Ltd., Class A	33,100	14,034
	Offcn Education Technology Co., Ltd., Class A	68,812	270,159
	Offshore Oil Engineering Co., Ltd., Class A	368,100	246,664
	OFILM Group Co., Ltd., Class A	419,000	546,634
	Oppein Home Group, Inc., Class A	35,230	906,098
	Opple Lighting Co., Ltd., Class A	26,337	122,063
	Orient Securities Co., Ltd., Class H	877,600	556,572
	Oriental Pearl Group Co., Ltd., Class A	328,200	446,024
	Ovctek China, Inc., Class A	23,680	423,752
*	Pacific Securities Co., Ltd. (The), Class A	708,600	405,399
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	747,000	256,805
	People’s Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,318,773
	Perfect World Co., Ltd., Class A	120,485	395,473
#	PetroChina Co., Ltd., ADR	104,841	3,777,421
	PetroChina Co., Ltd., Class H	10,762,000	3,893,348
	PharmaBlock Sciences Nanjing, Inc., Class A	14,690	325,774
	PICC Property & Casualty Co., Ltd., Class H	10,123,198	9,910,505
*	Pinduoduo, Inc., ADR	97,777	13,095,274
	Ping An Bank Co., Ltd., Class A	879,900	3,160,323
#*	Ping An Healthcare and Technology Co., Ltd.	332,500	3,879,559
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642
*	Polaris Bay Group Co., Ltd., Class A	231,000	330,145
	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	968,114
	Postal Savings Bank of China Co., Ltd., Class H	7,096,000	4,602,227
	Power Construction Corp. of China, Ltd., Class A	939,511	553,653
	Proya Cosmetics Co., Ltd., Class A	14,700	413,890
	Qianhe Condiment and Food Co., Ltd., Class A	48,800	247,433
	Qingdao Port International Co., Ltd., Class H	69,000	42,434
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	302,636
	Red Avenue New Materials Group Co., Ltd., Class A	25,000	124,010
	Red Star Macalline Group Corp., Ltd., Class H	91,289	51,569
	RiseSun Real Estate Development Co., Ltd., Class A	771,234	733,064
	Rongsheng Petro Chemical Co., Ltd., Class A	323,663	1,411,522
	SAIC Motor Corp, Ltd., Class A	283,500	878,395

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sailun Group Co., Ltd., Class A	406,500	$632,570
	Sanan Optoelectronics Co., Ltd., Class A	149,500	576,877
	Sangfor Technologies, Inc., Class A	8,900	375,094
	Sansteel Minguang Co., Ltd. Fujian, Class A	362,700	457,830
	Sany Heavy Industry Co., Ltd., Class A	579,334	2,751,305
	SDIC Power Holdings Co., Ltd., Class A	251,000	383,429
	Sealand Securities Co., Ltd., Class A	722,700	468,989
	Seazen Group, Ltd.	5,844,000	6,228,716
	Seazen Holdings Co., Ltd. , Class A	223,100	1,549,838
	SF Holding Co., Ltd., Class A	227,261	2,248,071
	SG Micro Corp., Class A	4,200	169,764
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,380,686
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	497,285
#	Shandong Gold Mining Co., Ltd., Class H	1,142,750	2,086,755
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	474,652
	Shandong Hi-speed Co., Ltd., Class A	111,700	120,703
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	970,074
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	1,266,442
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	535,243
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	326,005
	Shandong Sun Paper Industry JSC, Ltd., Class A	352,950	871,330
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,260,000	11,775,957
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	538,203
	Shanghai Baosight Software Co., Ltd., Class A	57,310	559,779
*	Shanghai Electric Group Co., Ltd., Class H	3,012,000	1,045,346
	Shanghai Electric Power Co., Ltd., Class A	33,600	36,485
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	552,000	3,501,413
	Shanghai International Airport Co., Ltd., Class A	32,400	245,491
	Shanghai International Port Group Co., Ltd., Class A	334,000	238,573
	Shanghai Jahwa United Co., Ltd., Class A	53,100	482,729
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	560,026
*	Shanghai Junshi Biosciences Co., Ltd., Class H	2,400	24,910
	Shanghai Lingang Holdings Corp., Ltd., Class A	73,300	232,962
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	155,520	261,321
	Shanghai M&G Stationery Inc, Class A	51,069	719,575
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	66,900	191,370
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	2,645,653
	Shanghai Pudong Development Bank Co., Ltd., Class A	1,075,071	1,667,700
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	29,681	370,426
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	469,561
	Shanghai Shimao Co., Ltd., Class A	194,234	125,352
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,359
*	Shanghai Wanye Enterprises Co., Ltd., Class A	35,360	78,295
	Shanghai Weaver Network Co., Ltd., Class A	9,200	119,352
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	340,259	617,418
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	205,600	576,100
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	525,930	456,302
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	313,130	432,249
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	633,808
	Shanxi Securities Co., Ltd., Class A	476,560	491,636
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	529,249
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	45,148	2,845,273
	Shenergy Co., Ltd., Class A	43,000	37,631
*	Shenghe Resources Holding Co., Ltd., Class A	145,600	370,612
	Shengyi Technology Co., Ltd., Class A	248,300	892,514
	Shennan Circuits Co., Ltd., Class A	25,382	310,544
	Shenwan Hongyuan Group Co., Ltd., Class H	1,503,200	409,686
	Shenzhen Airport Co., Ltd., Class A	29,000	38,143
	Shenzhen Capchem Technology Co., Ltd., Class A	11,000	130,385

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co., Ltd., Class A	125,500	$164,147
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	68,900	206,950
	Shenzhen Gas Corp., Ltd., Class A	150,500	162,721
	Shenzhen Goodix Technology Co., Ltd., Class A	46,500	815,291
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	243,180
	Shenzhen Inovance Technology Co., Ltd., Class A	43,000	591,663
	Shenzhen Kaifa Technology Co., Ltd., Class A	121,700	323,355
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	521,483
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	271,249
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	52,373	3,759,519
*	Shenzhen MTC Co., Ltd., Class A	533,300	476,514
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	1,103,794
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	401,396
	Shenzhen SC New Energy Technology Corp., Class A	21,300	361,078
	Shenzhen Sunlord Electronics Co., Ltd., Class A	53,300	280,489
	Shenzhen Sunway Communication Co., Ltd., Class A	134,500	581,498
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	513,504
	Shenzhou International Group Holdings, Ltd.	932,200	20,507,460
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	116,117	502,869
	Shimao Group Holdings, Ltd.	3,062,871	8,847,241
*	Siasun Robot & Automation Co., Ltd., Class A	128,400	191,195
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	259,921
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	433,183
	Sichuan Swellfun Co., Ltd., Class A	40,900	644,873
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	230,682
	Sieyuan Electric Co., Ltd., Class A	58,600	284,662
	Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019
	Sinocare, Inc., Class A	31,620	181,568
	Sinolink Securities Co., Ltd., Class A	220,500	410,669
	Sinoma Science & Technology Co., Ltd., Class A	243,094	820,344
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	372,059
	Sinopharm Group Co., Ltd., Class H	2,426,400	7,483,859
	Sinotruk Hong Kong, Ltd.	1,510,500	3,711,464
	Skshu Paint Co., Ltd., Class A	10,820	395,569
	Songcheng Performance Development Co., Ltd., Class A	146,500	490,876
	SooChow Securities Co., Ltd., Class A	515,200	628,943
	Spring Airlines Co., Ltd., Class A	48,500	480,705
#	Sunac China Holdings, Ltd.	5,903,000	22,896,323
*	Sunac Services Holdings, Ltd.	185,102	572,603
	Sungrow Power Supply Co., Ltd., Class A	53,300	735,264
	Suning.com Co., Ltd., Class A	664,724	682,950
	Sunny Optical Technology Group Co., Ltd.	579,300	14,043,478
	Sunwoda Electronic Co., Ltd., Class A	154,000	509,769
	Suofeiya Home Collection Co., Ltd., Class A	34,500	154,869
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	151,500	406,785
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	465,827
	Suzhou Maxwell Technologies Co., Ltd., Class A	4,700	443,836
*	TAL Education Group, ADR	82,297	4,686,814
	Tangshan Jidong Cement Co., Ltd., Class A	221,266	478,476
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	330,656
	TBEA Co., Ltd., Class A	276,500	523,845
	TCL Technology Group Corp., Class A	644,200	891,338
*	Tech-Bank Food Co., Ltd., Class A	264,700	578,642
	Tencent Holdings, Ltd.	3,951,600	315,227,000
*	Tencent Music Entertainment Group, ADR	196,622	3,425,155
	Thunder Software Technology Co., Ltd., Class A	13,300	274,855
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	271,094
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	785,913
	Tianma Microelectronics Co., Ltd., Class A	161,455	345,674

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co., Ltd., Class A	205,000	$404,046
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,264,259
	Toly Bread Co., Ltd., Class A	41,000	311,174
*	TongFu Microelectronics Co., Ltd., Class A	138,900	456,655
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	438,804
	Tongkun Group Co., Ltd., Class A	147,509	519,810
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	478,611
	Tongwei Co., Ltd., Class A	209,300	1,130,608
*	Topchoice Medical Corp., Class A	13,300	641,010
*	Topsec Technologies Group, Inc., Class A	104,600	292,465
	Transfar Zhilian Co., Ltd., Class A	287,626	270,891
	TravelSky Technology, Ltd., Class H	183,000	400,392
*	Trip.com Group, Ltd., ADR	509,607	19,915,442
	Tsingtao Brewery Co., Ltd., Class H	888,000	8,042,254
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	583,517
	Unisplendour Corp., Ltd., Class A	259,960	731,572
*	United Energy Group, Ltd.	3,272,000	645,251
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	108,400	270,221
	Valiant Co., Ltd., Class A	82,500	197,744
	Venustech Group, Inc., Class A	43,700	204,322
	Victory Giant Technology Huizhou Co., Ltd., Class A	54,800	196,463
*	Vipshop Holdings, Ltd., ADR	499,164	15,359,276
	Walvax Biotechnology Co., Ltd., Class A	55,500	534,443
*	Wanda Film Holding Co., Ltd., Class A	109,300	309,429
	Wangfujing Group Co., Ltd., Class A	72,700	374,517
	Wangsu Science & Technology Co., Ltd., Class A	105,600	90,423
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,213,093
	Want Want China Holdings, Ltd.	12,213,000	8,826,580
	Wanxiang Qianchao Co., Ltd., Class A	163,600	124,742
# *	Weibo Corp., Sponsored ADR	134,278	6,767,611
	Weichai Power Co., Ltd., Class H	3,618,800	8,376,387
	Weifu High-Technology Group Co., Ltd., Class A	75,738	284,701
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	303,017
	Wens Foodstuffs Group Co., Ltd., Class A	467,180	1,037,551
	Western Securities Co., Ltd., Class A	464,900	604,594
	Western Superconducting Technologies Co., Ltd., Class A	8,654	70,758
	Wharf Holdings, Ltd. (The)	118,000	357,915
	Will Semiconductor Co., Ltd., Class A	40,312	1,872,049
	Wingtech Technology Co., Ltd., Class A	51,600	676,842
	Winning Health Technology Group Co., Ltd., Class A	183,700	428,263
	Wolong Electric Group Co., Ltd., Class A	153,600	251,973
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	438,716
	Wuhan Guide Infrared Co., Ltd., Class A	76,960	413,975
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,600	203,718
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	881,402
	Wuhu Token Science Co., Ltd., Class A	295,000	343,801
	Wuliangye Yibin Co., Ltd., Class A	206,506	9,049,361
	WUS Printed Circuit Kunshan Co., Ltd., Class A	261,300	582,748
	WuXi AppTec Co., Ltd., Class H	128,300	3,022,860
*	Wuxi Biologics Cayman, Inc.	938,000	13,167,450
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	35,800	486,324
	Wuxi Taiji Industry Co., Ltd., Class A	245,600	294,123
	XCMG Construction Machinery Co., Ltd., Class A	692,003	786,698
	Xiamen C&D, Inc., Class A	347,900	435,337
	Xiamen Faratronic Co., Ltd., Class A	21,400	381,989
	Xiamen Intretech, Inc., Class A	74,460	466,436
	Xiamen Kingdomway Group Co., Class A	76,838	495,532
	Xiamen Meiya Pico Information Co., Ltd., Class A	8,700	22,413

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	178,680	$530,784
	Xinfengming Group Co., Ltd., Class A	126,443	344,411
	Xinhu Zhongbao Co., Ltd., Class A	1,141,400	542,173
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	780,759	1,286,435
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	310,421
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	186,700	289,933
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	144,100	368,265
	Xinyi Solar Holdings, Ltd.	5,028,011	8,385,830
	Xinyu Iron & Steel Co., Ltd., Class A	348,800	352,552
	Yango Group Co., Ltd., Class A	547,029	483,510
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	34,900	239,420
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	161,746
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	23,200	73,830
	Yantai Eddie Precision Machinery Co., Ltd., Class A	39,401	371,457
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	108,983	552,723
	YanTai Shuangta Food Co., Ltd., Class A	72,700	146,237
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	5,861,695
	Yealink Network Technology Corp., Ltd., Class A	41,840	451,436
	Yifan Pharmaceutical Co., Ltd., Class A	146,600	404,660
	Yifeng Pharmacy Chain Co., Ltd., Class A	27,300	378,476
	Yihai International Holding, Ltd.	777,000	7,557,866
	Yintai Gold Co., Ltd., Class A	343,617	452,954
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	275,877
	Yonghui Superstores Co., Ltd., Class A	900,300	773,506
	Yonyou Network Technology Co., Ltd., Class A	83,500	426,731
	Youngor Group Co., Ltd., Class A	614,504	704,975
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	63,100	164,553
	Yum China Holdings, Inc.	550,004	34,606,252
	Yunda Holding Co., Ltd., Class A	364,290	904,858
*	Yunnan Aluminium Co., Ltd., Class A	411,100	779,625
	Yunnan Baiyao Group Co., Ltd., Class A	44,400	735,932
	Yunnan Copper Co., Ltd., Class A	223,400	477,254
	Yunnan Energy New Material Co., Ltd., Class A	33,285	688,604
*	Yunnan Tin Co., Ltd., Class A	179,800	404,190
*	Zai Lab Ltd.	4,300	714,933
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,308,604
	Zhefu Holding Group Co., Ltd., Class A	614,023	530,405
*	Zhejiang Century Huatong Group Co., Ltd., Class A	650,500	664,509
	Zhejiang Chint Electrics Co., Ltd., Class A	198,984	1,020,117
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,074,447
	Zhejiang Dingli Machinery Co., Ltd., Class A	29,170	329,906
	Zhejiang Hailiang Co., Ltd., Class A	14,200	23,791
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	575,578
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	43,400	544,306
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	13,700	129,243
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	435,442
	Zhejiang Juhua Co., Ltd., Class A	252,100	339,625
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	663,367
	Zhejiang NHU Co., Ltd., Class A	254,200	1,531,898
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	178,790	589,345
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	696,473
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	371,575
	Zhejiang Supor Co., Ltd., Class A	31,503	366,362
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,900	99,301
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	552,763
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	839,010
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	27,700	313,502
	Zhengzhou Yutong Bus Co., Ltd., Class A	219,309	460,299
	Zheshang Securities Co., Ltd., Class A	270,063	472,979

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	1,006,500	$5,929,938
	Zhongji Innolight Co., Ltd., Class A	55,527	292,834
	Zhongjin Gold Corp., Ltd., Class A	370,400	487,837
	Zhongsheng Group Holdings, Ltd.	1,410,000	10,665,153
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	310,936
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	314,155
	Zhuzhou Kibing Group Co., Ltd., Class A	464,501	1,097,164
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	75,400	111,878
	Zijin Mining Group Co., Ltd., Class H	8,813,000	12,313,192
#	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,303,000	3,183,472
#	ZTE Corp., Class H	1,033,085	2,573,782
	ZTO Express Cayman, Inc., ADR	502,793	16,169,823

TOTAL CHINA			2,336,443,713

COLOMBIA — (0.2%)
	Banco de Bogota SA	49,487	1,035,016
	Bancolombia SA, Sponsored ADR	58,709	1,757,160
	Bancolombia SA	130,751	972,628
	Cementos Argos SA	145,371	198,692
	Ecopetrol SA, Sponsored ADR	3,573	42,269
	Ecopetrol SA	2,348,250	1,382,683
	Grupo Argos SA	402,382	1,135,326
	Grupo Aval Acciones y Valores SA, ADR	52,797	312,558
	Grupo de Inversiones Suramericana SA	279,617	1,427,399
	Grupo Energia Bogota SA ESP	599,432	416,837
	Grupo Nutresa SA	173,509	993,909
	Interconexion Electrica SA ESP	338,415	1,927,718

TOTAL COLOMBIA			11,602,195

CZECH REPUBLIC — (0.1%)
	CEZ A.S	170,140	4,738,653
*	Komercni banka A.S	35,977	1,089,048
	O2 Czech Republic A.S	71,923	883,569

TOTAL CZECH REPUBLIC			6,711,270

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,066,669	3,900,075
	Commercial International Bank Egypt S.A.E., GDR	770	2,814

TOTAL EGYPT			3,902,889

GREECE — (0.3%)
*	Alpha Bank AE	1,006,149	1,595,822
*	Eurobank Ergasias Services and Holdings SA, Class A	1,750,117	1,651,901
*	FF Group	12,618	13,653
*	GEK Terna Holding Real Estate Construction SA	12,357	149,150
	Hellenic Petroleum SA	33,695	233,915
	Hellenic Telecommunications Organization SA	192,492	3,264,206
	JUMBO SA	52,517	981,114
*	LAMDA Development SA	11,344	101,991
	Motor Oil Hellas Corinth Refineries SA	48,937	753,922
	Mytilineos SA	67,475	1,253,638
*	National Bank of Greece SA	392,915	1,224,212
	OPAP SA	330,784	5,072,947
	Terna Energy SA	49,394	739,587

TOTAL GREECE			17,036,058

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,134,414	$7,836,661
*	OTP Bank Nyrt	191,909	8,627,236
	Richter Gedeon Nyrt	88,226	2,523,314

TOTAL HUNGARY			18,987,211

INDIA — (10.0%)
*	3M India, Ltd.	761	261,200
*	ABB Powar Products & System India, Ltd.	8,507	205,420
	ACC, Ltd.	91,975	2,328,509
	Adani Enterprises, Ltd.	188,431	2,909,194
*	Adani Green Energy, Ltd.	243,789	3,365,412
	Adani Ports & Special Economic Zone, Ltd.	981,634	9,606,116
*	Adani Power, Ltd.	1,288,677	1,644,155
	Adani Total Gas, Ltd.	63,181	978,601
*	Adani Transmissions, Ltd.	344,261	4,854,624
	Ambuja Cements, Ltd.	815,107	3,384,389
	Apollo Hospitals Enterprise, Ltd.	102,603	4,429,799
	Ashok Leyland, Ltd.	714,550	1,081,168
	Asian Paints, Ltd.	247,184	8,427,149
*	AU Small Finance Bank, Ltd.	14,640	197,622
	Aurobindo Pharma, Ltd.	674,208	8,901,868
*	Avenue Supermarts, Ltd.	35,843	1,372,491
*	Axis Bank, Ltd.	1,526,589	14,608,255
	Bajaj Auto, Ltd.	65,816	3,395,754
	Bajaj Finance, Ltd.	126,843	9,305,561
	Bajaj Finserv, Ltd.	22,664	3,363,752
	Bajaj Holdings & Investment, Ltd.	61,208	2,821,198
	Balkrishna Industries, Ltd.	140,951	3,346,559
*	Bank of Baroda	864,283	773,422
	Berger Paints India, Ltd.	334,701	3,176,441
	Bharat Electronics, Ltd.	1,642,154	2,915,335
	Bharat Forge, Ltd.	55,120	453,004
	Bharat Petroleum Corp., Ltd.	419,885	2,385,264
	Bharti Airtel, Ltd.	1,229,053	8,868,118
*	Biocon, Ltd.	359,735	1,840,362
	Bosch, Ltd.	3,659	668,484
	Britannia Industries, Ltd.	48,194	2,237,904
	Cadila Healthcare, Ltd.	332,483	2,560,150
	Cholamandalam Investment and Finance Co., Ltd.	687,891	5,281,902
	Cipla, Ltd.	436,183	5,353,092
	Coal India, Ltd.	821,677	1,472,226
	Colgate-Palmolive India, Ltd.	109,696	2,186,980
	Container Corp. Of India, Ltd.	170,303	1,352,359
	Dabur India, Ltd.	350,280	2,549,154
*	Dalmia Bharat, Ltd.	14,752	299,408
*	Divi’s Laboratories, Ltd.	61,792	3,377,107
	DLF, Ltd.	568,709	1,885,277
	Dr Reddy’s Laboratories, Ltd., ADR	97,129	6,703,844
	Edelweiss Financial Services, Ltd.	37,563	29,562
	Eicher Motors, Ltd.	171,177	5,582,150
	GAIL India, Ltd.	1,741,886	3,218,893
	GAIL India, Ltd., GDR	102,369	1,108,878
*	General Insurance Corp. of India	57,936	160,004
	Gillette India, Ltd.	2,013	149,178
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,553	642,233
*	Godrej Consumer Products, Ltd.	373,519	3,480,823
*	Godrej Properties, Ltd.	29,696	545,654
	Grasim Industries, Ltd.	381,271	7,198,183
	Gujarat Gas, Ltd.	16,635	119,151

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Havells India, Ltd.	287,052	$3,809,670
	HCL Technologies, Ltd.	993,527	12,053,417
	HDFC Asset Management Co., Ltd.	27,290	1,020,365
*	HDFC Bank, Ltd.	2,163,503	41,123,957
*	HDFC Life Insurance Co., Ltd.	149,442	1,335,128
*	Hemisphere Properties India, Ltd.	109,030	192,257
	Hero MotoCorp, Ltd.	131,435	4,995,928
	Hindalco Industries, Ltd.	2,602,525	12,732,102
	Hindustan Petroleum Corp., Ltd.	689,862	2,180,265
	Hindustan Unilever, Ltd.	531,688	16,836,976
	Honeywell Automation India, Ltd.	1,023	597,824
	Housing Development Finance Corp., Ltd.	698,168	22,859,571
*	ICICI Bank, Ltd., Sponsored ADR	509,342	8,302,266
*	ICICI Bank, Ltd.	1,350,422	10,924,478
	ICICI Lombard General Insurance Co., Ltd.	84,828	1,620,902
*	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,746,504
*	IDFC First Bank, Ltd.	878,458	647,786
	IIFL Securities, Ltd.	120,008	84,482
	IIFL Wealth Management, Ltd.	12,873	197,680
	Indian Oil Corp., Ltd.	1,255,188	1,534,589
	Indraprastha Gas, Ltd.	285,841	1,960,085
	Indus Towers, Ltd.	749,976	2,560,061
*	IndusInd Bank, Ltd.	173,449	2,179,959
*	Info Edge India, Ltd.	30,100	1,992,926
	Infosys, Ltd., Sponsored ADR	979,927	17,717,080
	Infosys, Ltd.	1,828,393	33,087,583
*	InterGlobe Aviation, Ltd.	48,289	1,068,915
	ITC, Ltd.	2,222,643	6,063,277
	JSW Steel, Ltd.	1,684,030	16,176,368
	Jubilant Foodworks, Ltd.	119,239	4,648,874
	Kansai Nerolac Paints, Ltd.	142,647	1,062,386
*	Kotak Mahindra Bank, Ltd.	429,286	10,078,325
	Larsen & Toubro Infotech, Ltd.	77,416	4,056,168
	Larsen & Toubro, Ltd.	497,964	8,986,607
	Lupin, Ltd.	303,782	4,382,296
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,790,270
	Mahindra & Mahindra, Ltd.	845,225	8,568,707
	Marico, Ltd.	758,665	4,196,279
	Maruti Suzuki India, Ltd.	41,576	3,607,621
	Mindtree, Ltd.	3,245	92,052
	Motherson Sumi Systems, Ltd.	2,316,563	6,707,157
	Mphasis, Ltd.	146,876	3,495,790
	MRF, Ltd.	2,053	2,228,635
	Muthoot Finance, Ltd.	211,921	3,289,313
	Nestle India, Ltd.	20,232	4,452,680
	NMDC, Ltd.	397,000	828,478
	NTPC, Ltd.	1,326,136	1,829,918
	Oil & Natural Gas Corp., Ltd.	857,514	1,246,460
	Oracle Financial Services Software, Ltd.	30,804	1,440,134
	Page Industries, Ltd.	7,882	3,149,049
	Petronet LNG, Ltd.	1,656,399	5,352,361
	PI Industries, Ltd.	14,360	485,168
	Pidilite Industries, Ltd.	97,732	2,390,328
	Piramal Enterprises, Ltd.	91,844	2,072,489
	Power Finance Corp., Ltd.	1,284,234	1,872,476
	Power Grid Corp. of India, Ltd.	1,217,059	3,615,931
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	2,031,145
*	Punjab National Bank	1,675,171	784,875
	Rajesh Exports, Ltd.	16,572	117,973

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC, Ltd.	1,076,568	$1,854,943
	Reliance Industries, Ltd.	1,666,579	44,806,066
	SBI Life Insurance Co., Ltd.	132,215	1,655,154
*	Shree Cement, Ltd.	10,117	3,804,579
	Shriram Transport Finance Co., Ltd.	173,639	3,133,443
	Siemens, Ltd.	42,079	1,063,731
	SRF, Ltd.	19,685	1,712,432
*	State Bank of India	680,617	3,226,810
*	State Bank of India, GDR	3,115	145,626
	Sun Pharmaceutical Industries, Ltd.	692,233	6,103,223
	Sundaram Finance Holdings, Ltd.	27,690	27,518
	Tata Communications, Ltd.	81,426	1,209,760
	Tata Consultancy Services, Ltd.	744,744	30,521,235
	Tata Consumer Products, Ltd.	521,576	4,703,000
*	Tata Motors, Ltd.	2,605,638	10,215,947
	Tata Steel, Ltd.	514,853	7,103,279
	Tech Mahindra, Ltd.	686,552	8,869,878
	Titan Co., Ltd.	230,712	4,632,078
	Torrent Pharmaceuticals, Ltd.	86,130	2,908,409
	UltraTech Cement, Ltd.	62,731	5,286,499
	United Breweries, Ltd.	26,681	437,079
*	United Spirits, Ltd.	341,384	2,383,135
	UPL, Ltd.	1,301,255	10,623,618
	Varun Beverages, Ltd.	13,519	174,085
	Whirlpool of India, Ltd.	27,842	832,171
	Wipro, Ltd.	1,745,940	11,541,262

TOTAL INDIA			664,800,644

INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	3,968,900	406,477
	Adaro Energy Tbk PT	19,216,300	1,652,317
	Aneka Tambang Tbk	10,414,300	1,786,800
	Astra International Tbk PT	17,504,210	6,652,212
*	Bank Brisyariah Tbk PT	880,300	138,806
	Bank Central Asia Tbk PT	5,656,500	12,522,133
	Bank Danamon Indonesia Tbk PT	3,931,479	706,650
*	Bank Jago Tbk PT	256,700	180,320
	Bank Mandiri Persero Tbk PT	10,365,234	4,413,110
	Bank Negara Indonesia Persero Tbk PT	5,599,422	2,203,810
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	9,511,842
*	Barito Pacific Tbk PT	30,830,700	2,131,412
	Bayan Resources Tbk PT	40,100	40,366
	Charoen Pokphand Indonesia Tbk PT	6,253,300	3,048,757
*	Elang Mahkota Teknologi Tbk PT	1,405,500	217,814
*	Gudang Garam Tbk PT	1,058,400	2,642,754
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,160,600	3,242,798
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,182,963
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,600,750
	Indofood Sukses Makmur Tbk PT	9,450,900	4,262,788
	Jasa Marga Persero Tbk PT	1,101,813	316,122
	Kalbe Farma Tbk PT	26,362,200	2,627,569
	Mayora Indah Tbk PT	8,706,025	1,482,315
*	Merdeka Copper Gold Tbk PT	4,024,500	727,958
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	791,286
	Perusahaan Gas Negara Tbk PT	9,214,200	779,047
	Sarana Menara Nusantara Tbk PT	38,313,400	3,021,978
	Semen Indonesia Persero Tbk PT	3,108,800	2,240,278
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	304,620
	Telkom Indonesia Persero Tbk PT	30,674,300	6,777,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,640	$278,838
	Tower Bersama Infrastructure Tbk PT	12,992,000	2,504,764
	Transcoal Pacific Tbk PT	179,600	89,770
	Unilever Indonesia Tbk PT	6,371,200	2,644,518
	United Tractors Tbk PT	4,243,896	6,211,326
*	Vale Indonesia Tbk PT	2,831,000	900,559

TOTAL INDONESIA			90,243,150

MALAYSIA — (1.5%)
	AMMB Holdings Bhd	1,936,759	1,407,440
	Axiata Group Bhd	2,767,832	2,613,463
	Batu Kawan Bhd	105,400	476,008
	BIMB Holdings Bhd	1,229,655	1,163,679
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	686,265
	CIMB Group Holdings Bhd	2,843,208	2,870,352
	Dialog Group Bhd	2,536,018	1,879,947
#	DiGi.Com Bhd	2,462,220	2,517,734
	Fraser & Neave Holdings Bhd	226,900	1,659,360
*	Gamuda Bhd	1,996,246	1,719,218
#	Genting Bhd	1,834,600	2,228,089
	Genting Malaysia Bhd	2,624,800	1,843,699
#	Genting Plantations Bhd	281,300	598,855
#	HAP Seng Consolidated Bhd	912,700	1,788,506
#	Hartalega Holdings Bhd	1,326,500	3,323,553
#	Heineken Malaysia Bhd	121,200	762,562
	Hong Leong Bank Bhd	279,366	1,214,337
	Hong Leong Financial Group Bhd	499,083	2,018,827
	IHH Healthcare Bhd	628,900	825,460
	Inari Amertron Bhd	3,580,200	3,004,463
	IOI Corp. Bhd	1,439,405	1,436,584
	IOI Properties Group Bhd	1,456,529	486,554
#	Kossan Rubber Industries	1,160,000	1,254,339
	Kuala Lumpur Kepong Bhd	267,846	1,437,677
	Malayan Banking Bhd	2,722,262	5,467,451
	Malaysia Airports Holdings Bhd	1,463,341	2,137,122
	Malaysian Pacific Industries Bhd	4,800	45,375
#	Maxis Bhd	2,077,100	2,331,734
	MISC Bhd	656,798	1,086,095
	Nestle Malaysia Bhd	45,500	1,506,717
	Petronas Chemicals Group Bhd	1,277,000	2,554,066
	Petronas Dagangan Bhd	326,000	1,602,221
	Petronas Gas Bhd	494,400	1,898,150
	PPB Group Bhd	722,380	3,260,929
	Press Metal Aluminium Holdings Bhd	2,056,400	2,608,493
#	Public Bank Bhd	13,647,770	13,817,358
	QL Resources Bhd	1,660,885	2,452,869
	RHB Bank Bhd	2,064,005	2,622,733
	Sime Darby Bhd	6,056,261	3,340,070
#	Sime Darby Plantation Bhd	1,147,161	1,270,628
	Sunway Bhd	1,780,782	703,769
	Supermax Corp. Bhd	798,200	1,171,597
#	Telekom Malaysia Bhd	713,264	993,619
	Tenaga Nasional Bhd	1,393,250	3,385,486
	TIME dotCom Bhd	105,600	357,669
#	Top Glove Corp. Bhd	3,681,900	5,067,906
	United Plantations Bhd	46,800	162,141
	Westports Holdings Bhd	1,532,900	1,607,820
	Yinson Holdings Bhd	207,900	264,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	YTL Corp. Bhd	9,271,412	$1,616,633

TOTAL MALAYSIA			102,550,333

MEXICO — (2.0%)
	Alfa S.A.B. de C.V., Class A	8,597,258	5,992,658
#	America Movil S.A.B. de C.V.	23,862,904	16,715,931
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,525,705
	Arca Continental S.A.B. de C.V.	356,254	1,916,776
	Becle S.A.B. de C.V.	363,775	872,938
*	Cemex S.A.B. de C.V.	12,192,898	9,630,566
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	584,072
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,950,989
*	Controladora Nemak SAB de CV.	6,812,504	934,924
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	89,602	377,570
#	Fomento Economico Mexicano S.A.B. de C.V.	619,078	4,805,136
#	Gruma S.A.B. de C.V., Class B	343,018	3,735,996
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	338,148	3,480,970
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,394,990
#	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	4,631,257
# *	Grupo Carso S.A.B. de C.V.	707,397	2,014,948
#	Grupo Elektra S.A.B. de C.V.	87,220	6,536,312
	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,704,550	9,678,498
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	2,535,083	2,365,260
#	Grupo Mexico S.A.B. de C.V., Class B	3,254,975	14,763,642
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	158,178	1,958,244
# *	Grupo Televisa S.A.B.	3,517,671	8,764,222
# *	Industrias Penoles S.A.B. de C.V.	216,120	2,776,369
*	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,641,236
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,094,592	3,630,406
#	Orbia Advance Corp. S.A.B. de C.V.	2,743,529	7,673,809
*	Organizacion Soriana S.A.B. de C.V., Class B	763,830	673,823
#	Wal-Mart de Mexico S.A.B. de C.V.	3,301,153	10,825,670

TOTAL MEXICO			131,852,917

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	81,869
	Cementos Pacasmayo SAA, ADR	15,158	108,685
*	Cia de Minas Buenaventura SAA, ADR	97,880	951,394
	Credicorp, Ltd.	47,243	5,640,814

TOTAL PERU			6,782,762

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,117,170	823,709
	Aboitiz Power Corp.	1,440,600	688,002
	Alliance Global Group, Inc.	557,700	121,116
	Ayala Corp.	125,402	1,927,981
	Ayala Land, Inc.	4,035,318	2,692,181
	Bank of the Philippine Islands	1,230,042	2,114,428
	BDO Unibank, Inc.	1,553,962	3,323,407
	Emperador, Inc.	1,979,300	407,077
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	30,570	1,162,491
	GT Capital Holdings, Inc.	21,686	236,009
	International Container Terminal Services, Inc.	1,011,460	2,728,769
	JG Summit Holdings, Inc.	3,123,489	3,418,972
	Jollibee Foods Corp.	422,920	1,545,356
	LT Group, Inc.	3,066,500	854,265

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	142,650	$807,222
	Megaworld Corp.	2,465,000	160,938
	Metro Pacific Investments Corp.	6,116,700	513,913
	Metropolitan Bank & Trust Co.	2,015,918	1,839,965
#	PLDT, Inc., Sponsored ADR	71,199	1,865,414
	PLDT, Inc.	116,550	3,076,439
	Puregold Price Club, Inc.	353,300	273,595
	Robinsons Land Corp.	1,727,582	586,900
	Robinsons Retail Holdings, Inc.	139,300	151,997
	San Miguel Corp.	1,400,030	3,340,385
	San Miguel Food and Beverage, Inc.	48,780	67,512
	SM Investments Corp.	112,003	2,235,070
	SM Prime Holdings, Inc.	7,050,210	5,038,960
	Universal Robina Corp.	719,440	2,045,134

TOTAL PHILIPPINES			44,047,207

POLAND — (0.7%)
*	AmRest Holdings SE	27,910	232,014
	Asseco Poland SA	13,849	256,953
*	Bank Handlowy w Warszawie SA	4,313	46,157
*	Bank Polska Kasa Opieki SA	97,436	2,055,519
	Budimex SA	186	14,558
# *	CD Projekt SA	46,198	2,114,971
	Cyfrowy Polsat SA	272,683	2,119,914
*	Dino Polska SA	42,342	2,747,106
	Grupa Lotos SA	108,146	1,360,278
*	ING Bank Slaski SA	27,871	1,275,192
*	KGHM Polska Miedz SA	135,974	6,959,027
*	LPP SA	1,603	4,142,908
*	mBank SA	16,025	991,234
*	Orange Polska SA	883,632	1,586,963
*	PGE Polska Grupa Energetyczna SA	1,242,034	3,304,803
	Polski Koncern Naftowy Orlen SA	341,638	6,002,024
#	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,924,556
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	3,382,489
*	Powszechny Zaklad Ubezpieczen SA	313,544	2,698,227
*	Santander Bank Polska SA	26,327	1,557,370

TOTAL POLAND			44,772,263

QATAR — (0.4%)
	Commercial Bank PSQC (The)	446,117	661,010
	Industries Qatar QSC	425,435	1,569,841
	Masraf Al Rayan QSC	1,681,242	2,063,021
	Mesaieed Petrochemical Holding Co.	1,564,453	827,456
	Ooredoo QPSC	908,305	1,766,993
	Qatar Electricity & Water Co QSC	321,549	1,518,695
	Qatar Fuel QSC	256,119	1,276,675
	Qatar Gas Transport Co., Ltd.	2,860,231	2,475,328
	Qatar International Islamic Bank QSC	39,004	99,004
	Qatar Islamic Bank SAQ	834,749	3,987,456
	Qatar National Bank QPSC	2,372,992	11,650,569

TOTAL QATAR			27,896,048

RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	982,159	5,955,556
	Gazprom PJSC, Sponsored ADR	41,112	250,372
	Lukoil PJSC, Sponsored ADR	128,002	9,796,927
	Magnitogorsk Iron & Steel Works PJSC, GDR	185,332	2,095,163

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	26,729	$596,057
	MMC Norilsk Nickel PJSC, ADR	1,184	40,445
	MMC Norilsk Nickel PJSC, ADR	384,564	13,040,767
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,085,054
	Novatek PJSC, GDR	7,446	1,340,908
	Novolipetsk Steel PJSC, GDR	44,257	1,554,763
	Novolipetsk Steel PJSC, GDR	113	3,971
	PhosAgro PJSC, GDR	83,207	1,528,597
	PhosAgro PJSC, GDR	2,148	39,459
	Polyus PJSC, GDR	18,709	1,733,389
	Polyus PJSC, GDR	1,468	135,989
	Rosneft Oil Co. PJSC, GDR	1,571	10,862
	Rosneft Oil Co. PJSC, GDR	295,226	2,036,479
	Rostelecom PJSC, Sponsored ADR	9,232	75,287
	Rostelecom PJSC, Sponsored ADR	78,867	651,134
	RusHydro PJSC, ADR	6,421	6,935
	RusHydro PJSC, ADR	843,247	892,805
	Sberbank of Russia PJSC, Sponsored ADR	998,144	15,714,007
	Severstal PAO, GDR	67,765	1,594,883
	Severstal PAO, GDR	110	2,589
	Tatneft PJSC, Sponsored ADR	88,661	3,560,764
	Tatneft PJSC, Sponsored ADR	132	5,320
*	VEON, Ltd., ADR	40,163	72,293
	VTB Bank PJSC, GDR	1,358,280	1,800,422
	VTB Bank PJSC, GDR	793,839	1,052,631
	X5 Retail Group NV, GDR	81,764	2,510,155

TOTAL RUSSIA			71,183,983

SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,918,217
	Advanced Petrochemical Co.	190,048	4,103,267
	Al Rajhi Bank	838,186	22,068,792
	Alinma Bank	1,318,973	6,964,532
	Almarai Co. JSC	317,281	4,545,287
	Arab National Bank	323,424	1,959,356
	Arabian Centres Co., Ltd.	120,619	797,273
	Bank AlBilad	416,984	4,158,124
	Bank Al-Jazira	588,047	2,989,794
	Banque Saudi Fransi	340,703	3,540,118
*	Bupa Arabia for Cooperative Insurance Co.	100,891	3,104,665
*	Co. for Cooperative Insurance (The)	35,675	737,450
*	Dar Al Arkan Real Estate Development Co.	84,873	233,336
*	Etihad Etisalat Co.	1,003,769	8,262,783
	Jarir Marketing Co.	80,981	4,294,623
*	Mobile Telecommunications Co. Saudi Arabia	1,029,814	4,149,494
	Mouwasat Medical Services Co.	66,392	3,132,947
	National Commercial Bank	1,437,747	21,768,879
	National Petrochemical Co.	133,983	1,727,871
*	Rabigh Refining & Petrochemical Co.	263,321	1,433,776
	Riyad Bank	750,560	5,330,911
	SABIC Agri-Nutrients Co.	140,944	3,938,507
	Sahara International Petrochemical Co.	805,902	5,827,553
*	Saudi Arabian Mining Co.	429,782	6,541,352
	Saudi Basic Industries Corp.	385,171	12,694,098
	Saudi British Bank (The)	581,734	4,762,266
	Saudi Electricity Co.	444,399	3,076,911
	Saudi Industrial Investment Group	225,033	2,121,689
	Saudi Investment Bank (The)	123,454	616,255
*	Saudi Kayan Petrochemical Co.	1,117,238	5,404,786

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Telecom Co.	439,273	$14,852,846
	Savola Group (The)	345,798	3,675,722
	Southern Province Cement Co.	61,323	1,379,530
	Yanbu National Petrochemical Co.	216,448	4,202,529

TOTAL SAUDI ARABIA			176,315,539

SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	991,396	8,359,056
	African Rainbow Minerals, Ltd.	8,689	162,194
	Anglo American Platinum, Ltd.	40,658	5,552,284
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	11,033,761
*	Aspen Pharmacare Holdings, Ltd.	668,788	7,442,603
*	Bid Corp., Ltd.	370,728	7,306,901
	Bidvest Group, Ltd. (The)	481,793	5,563,519
*	Capitec Bank Holdings, Ltd.	47,341	4,847,142
	Clicks Group, Ltd.	373,659	6,231,132
	Discovery, Ltd.	653,990	5,938,228
#	Exxaro Resources, Ltd.	434,468	4,557,045
	FirstRand, Ltd.	3,320,895	11,681,563
	Gold Fields, Ltd., Sponsored ADR	1,722,463	16,156,703
	Impala Platinum Holdings, Ltd.	996,296	18,616,825
	Investec, Ltd.	235,992	897,250
	Kumba Iron Ore, Ltd.	49,876	2,260,239
	Mr. Price Group, Ltd.	333,862	4,176,576
*	MTN Group, Ltd.	3,916,077	24,775,887
	MultiChoice Group, Ltd.	684,536	5,891,115
	Naspers, Ltd., Class N	124,805	28,403,120
	Nedbank Group, Ltd.	660,111	6,725,689
	NEPI Rockcastle P.L.C.	331,326	2,231,080
	Ninety One, Ltd.	298,265	990,080
*	Northam Platinum, Ltd.	369,188	6,348,780
#	Old Mutual, Ltd.	7,858,201	6,840,136
*	Pepkor Holdings, Ltd.	189,137	210,007
	PSG Group, Ltd.	289,732	1,495,661
	Sanlam, Ltd.	1,916,935	7,400,800
# *	Sasol, Ltd., Sponsored ADR	742,393	12,405,387
#	Shoprite Holdings, Ltd.	782,838	7,801,551
	Sibanye Stillwater, Ltd.	2,688,752	12,509,144
	Sibanye Stillwater, Ltd., ADR	214,816	4,006,318
	Standard Bank Group, Ltd.	1,384,966	11,263,526
*	Steinhoff International Holdings NV	927,952	139,987
	Tiger Brands, Ltd.	171,831	2,308,667
	Vodacom Group, Ltd.	621,167	5,385,184
*	Woolworths Holdings, Ltd.	1,514,334	5,137,413

TOTAL SOUTH AFRICA			273,052,553

SOUTH KOREA — (13.9%)
*	Alteogen, Inc.	14,587	1,054,979
	Amorepacific Corp.	17,695	4,289,358
	AMOREPACIFIC Group	19,744	1,302,679
	BGF retail Co., Ltd.	12,966	1,779,799
	BNK Financial Group, Inc.	103,423	712,521
	Bukwang Pharmaceutical Co., Ltd.	22,787	442,129
*	Celltrion Pharm, Inc.	5,475	651,383
# *	Celltrion, Inc.	68,995	16,423,755
	Cheil Worldwide, Inc.	121,186	2,386,576
	CJ CheilJedang Corp.	15,250	5,412,941
	CJ Corp.	30,178	2,583,420

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ ENM Co., Ltd.	18,787	$2,423,924
*	CJ Logistics Corp.	11,638	1,789,785
	Com2uSCorp.	2,949	389,499
	Coway Co., Ltd.	59,427	3,561,073
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	2,362,546
	DB HiTek Co., Ltd.	9,251	456,853
	DB Insurance Co., Ltd.	133,456	5,863,806
*	DL E&C Co., Ltd.	28,811	3,425,368
	DL Holdings Co., Ltd.	22,980	1,947,177
	Dongsuh Cos., Inc.	14,830	418,110
*	Doosan Bobcat, Inc.	55,047	2,250,986
*	Doosan Fuel Cell Co., Ltd.	31,751	1,279,447
*	Doosan Heavy Industries & Construction Co., Ltd.	476,835	5,941,180
*	Doosan Infracore Co., Ltd.	339,079	3,284,454
	Douzone Bizon Co., Ltd.	17,241	1,302,766
	E-MART, Inc.	19,906	2,991,838
	Fila Holdings Corp.	55,474	2,266,922
*	Genexine, Inc.	7,064	643,572
	Green Cross Corp.	3,210	974,362
	GS Engineering & Construction Corp.	105,570	4,175,365
	GS Holdings Corp.	93,969	3,623,252
#	GS Retail Co., Ltd.	78,136	2,507,672
	Hana Financial Group, Inc.	408,047	16,725,594
*	Hanjin Kal Corp.	5,439	270,962
	Hankook Tire & Technology Co., Ltd.	136,588	5,893,657
	Hanmi Pharm Co., Ltd.	3,504	1,062,182
#	Hanmi Science Co., Ltd.	7,465	462,641
	Hanon Systems	157,208	2,290,076
	Hanssem Co., Ltd.	8,117	814,119
	Hanwha Aerospace Co., Ltd.	50,714	1,751,689
	Hanwha Corp.	19,679	542,100
*	Hanwha Solutions Corp.	140,276	5,757,548
*	Helixmith Co., Ltd.	9,329	260,277
	Hite Jinro Co., Ltd.	39,010	1,219,151
# *	HLB, Inc.	63,504	1,889,794
# *	HMM Co., Ltd.	141,234	4,956,705
#	Hotel Shilla Co., Ltd.	12,932	1,001,682
*	Hugel, Inc.	2,373	393,009
	Hyosung Corp.	5,168	460,688
	Hyundai Department Store Co., Ltd.	6,109	508,017
	Hyundai Elevator Co., Ltd.	26,047	1,059,311
	Hyundai Engineering & Construction Co., Ltd.	80,716	3,646,605
	Hyundai Glovis Co., Ltd.	28,655	4,928,362
	Hyundai Heavy Industries Holdings Co., Ltd.	50,599	3,192,887
	Hyundai Marine & Fire Insurance Co., Ltd.	206,280	4,503,490
	Hyundai Mobis Co., Ltd.	50,306	12,175,454
	Hyundai Motor Co.	59,619	11,336,661
*	Hyundai Rotem Co., Ltd.	25,822	466,729
	Hyundai Steel Co.	90,533	4,500,247
	Iljin Materials Co., Ltd.	12,480	771,026
	Industrial Bank of Korea	240,969	2,097,307
	Kakao Corp.	67,270	6,849,885
*	Kangwon Land, Inc.	67,450	1,527,440
	KB Financial Group, Inc.	317,381	15,624,199
	KB Financial Group, Inc., ADR	31,200	1,526,304
	KCC Corp.	1,556	436,562
	KCC Glass Corp.	1,840	98,204
	Kia Corp.	117,669	8,161,801
#	KIWOOM Securities Co., Ltd.	26,929	3,188,544

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KMW Co., Ltd.	22,899	$1,178,025
	Korea Aerospace Industries, Ltd.	37,044	1,083,173
	Korea Electric Power Corp., Sponsored ADR	76,175	805,931
	Korea Electric Power Corp.	92,178	1,956,245
*	Korea Gas Corp.	24,489	767,258
	Korea Investment Holdings Co., Ltd.	76,917	7,721,543
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	38,647	5,306,060
	Korea Zinc Co., Ltd.	11,816	4,726,593
*	Korean Air Lines Co., Ltd.	452,437	10,890,828
	KT Corp., Sponsored ADR	82,100	1,034,460
	KT&G Corp.	97,034	7,180,508
	Kumho Petrochemical Co., Ltd.	20,008	4,650,529
#	LEENO Industrial, Inc.	10,832	1,578,894
	LG Chem, Ltd.	19,752	16,488,719
	LG Corp.	73,116	8,314,985
# *	LG Display Co., Ltd., ADR	376,225	4,055,705
*	LG Display Co., Ltd.	283,143	6,148,903
	LG Electronics, Inc.	221,804	31,161,709
	LG Household & Health Care, Ltd.	7,501	10,359,840
	LG Innotek Co., Ltd.	28,259	5,070,983
	LG Uplus Corp.	528,937	6,266,435
	Lotte Chemical Corp.	12,952	3,516,146
#	Lotte Corp.	29,812	978,384
	LOTTE Fine Chemical Co., Ltd.	4,613	280,500
	Lotte Shopping Co., Ltd.	11,885	1,321,040
	LS Corp.	6,759	442,504
	LS Electric Co., Ltd.	22,156	1,129,616
	Macquarie Korea Infrastructure Fund	288,928	3,129,077
*	Mando Corp.	34,851	1,819,640
	Medy-Tox, Inc.	1,262	197,694
	Meritz Fire & Marine Insurance Co., Ltd.	183,278	3,285,313
	Meritz Securities Co., Ltd.	519,143	2,250,827
	Mirae Asset Securities Co., Ltd.	456,777	4,092,137
	NAVER Corp.	50,322	16,204,789
	NCSoft Corp.	10,480	7,795,834
	Netmarble Corp.	4,549	527,146
	NH Investment & Securities Co., Ltd.	146,022	1,681,442
	NongShim Co., Ltd.	2,415	617,984
*	OCI Co., Ltd.	7,694	857,196
	Orion Corp.	8,589	902,247
#	Ottogi Corp.	1,318	657,044
	Pan Ocean Co., Ltd.	328,861	2,158,355
# *	Pearl Abyss Corp.	47,000	2,374,691
	POSCO, Sponsored ADR	15,912	1,295,396
	POSCO	60,144	19,655,939
	POSCO Chemical Co., Ltd.	3,816	507,285
	Posco International Corp.	84,360	1,585,686
	S-1 Corp.	27,240	1,994,448
*	Samsung Biologics Co., Ltd.	4,034	2,899,277
	Samsung C&T Corp.	56,446	6,869,197
	Samsung Card Co., Ltd.	26,138	829,090
	Samsung Electro-Mechanics Co., Ltd.	66,506	10,628,349
	Samsung Electronics Co., Ltd., GDR	1,612	2,937,175
	Samsung Electronics Co., Ltd.	4,203,443	306,369,956
*	Samsung Engineering Co., Ltd.	275,085	4,266,808
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	7,701,427
*	Samsung Heavy Industries Co., Ltd.	485,111	3,255,617
	Samsung Life Insurance Co., Ltd.	55,168	4,040,097
	Samsung SDI Co., Ltd.	13,931	8,131,247

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co., Ltd.	22,002	$3,608,212
	Samsung Securities Co., Ltd.	67,148	2,565,852
#	Seegene, Inc.	22,066	1,852,703
	Shinhan Financial Group Co., Ltd.	364,150	13,085,923
	Shinhan Financial Group Co., Ltd., ADR	53,025	1,895,113
	Shinsegae, Inc.	10,962	2,989,262
	SK Holdings Co., Ltd.	27,319	6,751,645
	SK Hynix, Inc.	475,556	54,252,034
*	SK Innovation Co., Ltd.	31,836	7,700,298
#	SK Materials Co., Ltd.	6,982	2,103,746
	SK Networks Co., Ltd.	263,376	1,250,884
	SK Telecom Co., Ltd.	14,801	4,031,408
	SKC Co., Ltd.	22,835	2,765,343
*	S-Oil Corp.	27,884	2,165,650
	Solus Advanced Materials Co., Ltd.	28,141	1,269,885
	Soulbrain Co., Ltd.	4,534	1,441,526
	Ssangyong Cement Industrial Co., Ltd.	135,922	946,695
	WONIK IPS Co., Ltd.	25,087	1,137,756
	Woori Financial Group, Inc.	574,021	5,517,397
	Youngone Corp.	6,063	238,496
	Yuhan Corp.	33,564	1,935,158

TOTAL SOUTH KOREA			918,709,318

TAIWAN — (15.8%)
	Accton Technology Corp.	589,000	6,669,294
#	Acer, Inc.	3,172,811	3,877,790
	Advantech Co., Ltd.	336,190	4,253,763
	Airtac International Group	58,518	2,442,317
	Alchip Technologies, Ltd.	71,000	1,253,109
#	AP Memory Technology Corp.	10,000	275,925
	ASE Technology Holding Co., Ltd., ADR	27,294	226,815
	ASE Technology Holding Co., Ltd.	2,783,782	11,632,692
#	Asia Cement Corp.	4,148,758	7,379,936
#	ASMedia Technology, Inc.	35,000	1,455,013
	ASPEED Technology, Inc.	16,000	1,194,321
	Asustek Computer, Inc.	674,180	9,029,723
# *	AU Optronics Corp.	9,503,873	11,125,728
	Catcher Technology Co., Ltd.	1,138,429	8,033,595
	Cathay Financial Holding Co., Ltd.	4,002,340	7,471,706
	Chailease Holding Co., Ltd.	1,429,811	10,303,307
	Chang Hwa Commercial Bank, Ltd.	7,840,469	5,014,293
	Cheng Shin Rubber Industry Co., Ltd.	2,962,965	5,714,673
#	Chicony Electronics Co., Ltd.	1,002,497	3,018,344
*	China Airlines, Ltd.	8,817,536	6,682,317
	China Development Financial Holding Corp.	15,465,121	7,204,035
	China Life Insurance Co., Ltd.	654,188	619,492
	China Steel Corp.	12,260,932	17,159,290
	Chipbond Technology Corp.	1,103,000	3,043,725
#	Chroma ATE, Inc.	549,000	3,793,750
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	142,121	5,805,643
	Chunghwa Telecom Co., Ltd.	808,000	3,293,671
#	Compal Electronics, Inc.	4,887,541	4,356,225
	CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627
	Delta Electronics, Inc.	1,291,486	13,835,581
	E Ink Holdings, Inc.	271,000	639,768
	E.Sun Financial Holding Co., Ltd.	14,949,049	14,406,068
#	Eclat Textile Co., Ltd.	252,402	4,832,809
	eMemory Technology, Inc.	57,000	2,078,229
	Eternal Materials Co., Ltd.	808,591	1,322,325

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	4,321,758	$2,909,376
*	Evergreen Marine Corp. Taiwan, Ltd.	4,400,222	12,379,281
	Far Eastern International Bank	424,000	168,994
	Far Eastern New Century Corp.	3,222,085	3,821,454
	Far EasTone Telecommunications Co., Ltd.	1,998,000	4,652,446
	Feng TAY Enterprise Co., Ltd.	408,559	3,024,138
	First Financial Holding Co., Ltd.	9,843,935	8,051,101
	Formosa Chemicals & Fibre Corp.	1,597,518	5,179,162
#	Formosa Petrochemical Corp.	497,000	1,836,941
	Formosa Plastics Corp.	1,469,153	5,553,915
#	Formosa Sumco Technology Corp.	115,000	787,441
#	Formosa Taffeta Co., Ltd.	604,000	714,351
#	Foxconn Technology Co., Ltd.	1,025,627	2,519,043
#	Fubon Financial Holding Co., Ltd.	3,764,233	8,625,483
	General Interface Solution Holding, Ltd.	39,000	171,982
#	Genius Electronic Optical Co., Ltd.	130,695	2,554,286
	Giant Manufacturing Co., Ltd.	435,506	5,530,420
#	Gigabyte Technology Co., Ltd.	345,000	1,509,035
	Global Unichip Corp.	8,000	113,981
#	Globalwafers Co., Ltd.	305,000	9,347,946
#	Highwealth Construction Corp.	571,841	924,662
	Hiwin Technologies Corp.	395,974	5,974,056
	Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166
	Hotai Motor Co., Ltd.	288,000	6,197,189
	Hua Nan Financial Holdings Co., Ltd.	8,889,004	6,037,785
	Innolux Corp.	10,481,241	11,189,684
#	International Games System Co., Ltd.	19,000	523,574
	Inventec Corp.	4,304,550	4,176,570
	ITEQ Corp.	142,455	747,351
	King’s Town Bank Co., Ltd.	329,000	508,338
#	Largan Precision Co., Ltd.	93,860	10,383,561
	Lien Hwa Industrial Holdings Corp.	217,824	383,429
#	Lite-On Technology Corp.	3,476,410	7,878,289
#	Macronix International Co., Ltd.	3,117,074	5,061,132
	MediaTek, Inc.	642,995	26,955,997
	Mega Financial Holding Co., Ltd.	11,387,369	13,290,822
#	Merida Industry Co., Ltd.	270,287	3,215,316
	Micro-Star International Co., Ltd.	1,129,000	7,394,992
	momo.com, Inc.	33,000	1,207,540
	Nan Ya Plastics Corp.	2,424,599	7,619,242
	Nan Ya Printed Circuit Board Corp.	197,000	2,230,086
	Nanya Technology Corp.	1,496,010	4,844,526
	Nien Made Enterprise Co., Ltd.	327,000	5,274,644
	Novatek Microelectronics Corp.	393,000	8,670,658
# *	Oneness Biotech Co., Ltd.	205,000	1,717,224
	Parade Technologies, Ltd.	76,000	3,726,508
#	Pegatron Corp.	2,840,345	7,437,857
	Phison Electronics Corp.	142,000	3,039,337
	Pou Chen Corp.	2,723,487	3,458,279
#	Powertech Technology, Inc.	1,563,819	6,199,640
	Poya International Co., Ltd.	55,275	1,203,831
#	President Chain Store Corp.	657,831	6,358,011
	Qisda Corp.	2,157,000	2,798,284
	Quanta Computer, Inc.	3,319,000	11,616,502
#	Radiant Opto-Electronics Corp.	717,000	3,285,336
#	Realtek Semiconductor Corp.	307,950	5,809,448
	Ruentex Development Co., Ltd.	1,025,345	1,944,452
	Ruentex Industries, Ltd.	97,109	295,116
	Shanghai Commercial & Savings Bank, Ltd. (The)	995,000	1,542,363

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Kong Financial Holding Co., Ltd.	13,708,761	$4,941,173
	Silergy Corp.	32,000	3,288,975
	Simplo Technology Co., Ltd.	294,000	3,914,812
	Sinbon Electronics Co., Ltd.	157,000	1,454,619
	Sino Horizon Holdings, Ltd.	15,000	17,627
	Sino-American Silicon Products, Inc.	1,360,000	9,456,449
	SinoPac Financial Holdings Co., Ltd.	13,065,623	6,199,681
	Standard Foods Corp.	713,418	1,449,430
	Synnex Technology International Corp.	1,640,343	3,257,766
#	TA Chen Stainless Pipe	1,710,308	2,918,719
	Taichung Commercial Bank Co., Ltd.	1,571,898	671,904
	Taishin Financial Holding Co., Ltd.	14,278,808	7,198,312
	Taiwan Business Bank	6,251,685	2,279,132
	Taiwan Cement Corp.	7,136,034	13,281,100
	Taiwan Cooperative Financial Holding Co., Ltd.	9,489,127	7,256,569
#	Taiwan FamilyMart Co., Ltd.	48,000	456,665
	Taiwan Fertilizer Co., Ltd.	234,000	509,808
# *	Taiwan Glass Industry Corp.	638,374	770,676
	Taiwan High Speed Rail Corp.	1,713,000	1,925,285
	Taiwan Mobile Co., Ltd.	2,126,300	7,606,305
	Taiwan Secom Co., Ltd.	357,670	1,220,802
#	Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752
# *	Tatung Co., Ltd.	2,191,000	2,110,903
#	Teco Electric and Machinery Co., Ltd.	2,293,000	2,855,594
	Tripod Technology Corp.	680,870	3,381,591
	Unimicron Technology Corp.	1,923,000	7,853,264
	Uni-President Enterprises Corp.	5,022,033	13,451,296
	United Microelectronics Corp.	7,824,000	15,605,040
	Vanguard International Semiconductor Corp.	944,000	3,993,661
#	Voltronic Power Technology Corp.	104,224	4,737,003
	Walsin Lihwa Corp.	3,019,000	3,284,248
	Walsin Technology Corp.	507,000	4,353,212
	Wan Hai Lines, Ltd.	881,800	2,978,651
#	Win Semiconductors Corp.	355,034	4,631,293
	Winbond Electronics Corp.	4,548,407	5,745,522
	Wintek Corp.	604,760	7,428
	Wistron Corp.	5,426,699	6,318,969
	Wiwynn Corp.	100,000	3,252,368
	WPG Holdings, Ltd.	2,842,039	5,226,918
#	Yageo Corp.	324,682	6,253,308
*	Yang Ming Marine Transport Corp.	1,979,000	5,588,842
	Yuanta Financial Holding Co., Ltd.	12,422,398	11,522,132
*	Yulon Motor Co., Ltd.	19,000	30,860
#	Zhen Ding Technology Holding, Ltd.	971,700	3,667,822

TOTAL TAIWAN			1,044,157,958

THAILAND — (1.8%)
	Advanced Info Service PCL	956,600	5,253,428
	Airports of Thailand PCL	1,666,500	3,318,282
*	Asset World Corp. PCL	3,178,100	485,837
	B Grimm Power PCL	755,900	1,037,807
	Bangkok Bank PCL	207,800	810,845
	Bangkok Bank PCL	239,500	934,540
	Bangkok Dusit Medical Services PCL, Class F	8,065,600	5,620,988
	Bangkok Expressway & Metro PCL	8,962,899	2,302,792
	Banpu PCL	678,450	268,003
	Banpu Power PCL	310,400	180,433
	Berli Jucker PCL	1,772,400	2,020,721
	BTS Group Holdings PCL	4,826,800	1,402,892

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bumrungrad Hospital PCL	663,200	$2,854,076
	Carabao Group PCL, Class F	277,900	1,004,055
	Central Pattana PCL	1,466,800	2,461,351
	Central Retail Corp. PCL	1,133,750	1,274,388
	Charoen Pokphand Foods PCL	4,694,100	4,371,864
	Com7 PCL, Class F	190,500	451,204
*	CP ALL PCL	4,982,800	10,001,606
	Delta Electronics Thailand PCL	152,400	1,732,625
	Electricity Generating PCL	238,300	1,350,781
	Energy Absolute PCL	1,166,000	2,284,255
	Global Power Synergy PCL, Class F	398,000	929,892
	Gulf Energy Development PCL	230,800	255,724
	Home Product Center PCL	5,122,113	2,319,447
	Indorama Ventures PCL	1,637,300	2,523,979
	Intouch Holdings PCL	281,586	576,511
	Intouch Holdings PCL, Class F	625,800	1,281,245
	IRPC PCL	12,803,900	1,702,389
	Kasikornbank PCL	759,900	3,245,819
	Kasikornbank PCL	82,200	348,467
	Krung Thai Bank PCL	2,520,887	914,846
	Krungthai Card PCL	647,900	1,586,588
	Land & Houses PCL	8,198,500	2,277,544
	Land & Houses PCL	1,091,740	303,285
*	Minor International PCL	1,410,483	1,358,956
	Muangthai Capital PCL	954,200	1,961,262
	Osotspa PCL	748,300	859,148
	PTT Exploration & Production PCL	1,512,655	5,781,002
	PTT Global Chemical PCL	1,952,772	4,248,906
	PTT PCL	7,652,500	9,830,590
	Ratch Group PCL	616,200	999,377
	Siam Cement PCL (The)	370,900	5,503,197
	Siam Cement PCL (The)	105,800	1,569,799
	Siam Commercial Bank PCL (The)	327,166	1,103,249
	Siam Global House PCL	2,241,739	1,612,684
	Srisawad Corp. PCL	1,321,472	3,533,121
	Thai Oil PCL	1,262,300	2,401,968
	Thai Union Group PCL, Class F	6,225,040	3,018,807
	Tisco Financial Group PCL	419,200	1,245,315
	TMB Bank PCL	28,529,567	1,072,006
	TOA Paint Thailand PCL	943,300	1,045,166
	Total Access Communication PCL	1,066,300	1,121,520
	Total Access Communication PCL	563,300	592,471
	True Corp. PCL	35,598,931	3,749,964
	TTW PCL	878,000	327,091

TOTAL THAILAND			122,624,108

TURKEY — (0.4%)
#	Akbank T.A.S.	2,426,556	1,433,375
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	706,343
	Arcelik A.S.	197,804	821,267
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	425,662	771,773
	BIM Birlesik Magazalar A.S.	365,995	2,869,028
	Coca-Cola Icecek A.S.	140,102	1,331,535
	Enerjisa Enerji A.S.	280,258	347,618
	Enka Insaat ve Sanayi A.S.	724,135	687,458
	Eregli Demir ve Celik Fabrikalari TAS	482,167	1,106,662
	Ford Otomotiv Sanayi A.S.	57,714	1,226,599
# *	Gubre Fabrikalari TAS	34,802	255,824
	KOC Holding A.S.	319,003	707,390

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Altin Isletmeleri A.S.	67,645	$918,708
*	Petkim Petrokimya Holding A.S.	1,165,006	943,335
*	Sasa Polyester Sanayi A.S.	246,343	1,062,429
	Tofas Turk Otomobil Fabrikasi A.S.	237,719	858,181
*	Turk Hava Yollari AO	1,371,501	2,024,772
	Turk Telekomunikasyon A.S.	536,022	412,067
#	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,941,900
#	Turkiye Garanti Bankasi A.S.	2,188,576	1,907,684
*	Turkiye Halk Bankasi A.S.	513,467	266,461
#	Turkiye Is Bankasi A.S., Class C	1,290,470	762,091
*	Turkiye Petrol Rafinerileri A.S.	52,681	558,501
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	688,451
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	567,333
#	Yapi ve Kredi Bankasi A.S.	3,249,838	823,226

TOTAL TURKEY			26,000,011

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	1,097,933	1,870,030
	Abu Dhabi Islamic Bank PJSC	1,014,777	1,330,204
	Aldar Properties PJSC	4,328,195	4,124,770
	Dubai Islamic Bank PJSC	2,653,281	3,209,864
*	Emaar Malls PJSC	2,601,914	1,297,055
	Emaar Properties PJSC	3,256,866	3,288,087
	Emirates NBD Bank PJSC	1,089,054	3,689,771
	Emirates Telecommunications Group Co. PJSC	1,018,732	5,873,586
	First Abu Dhabi Bank PJSC	1,143,842	4,426,869
*	International Holdings Co. PJSC	24,261	599,072

TOTAL UNITED ARAB EMIRATES			29,709,308

TOTAL COMMON STOCKS			6,457,653,103

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	100,600	735,788
	Banco Bradesco SA	1,842,669	8,090,437
*	Braskem SA, Class A	88,139	851,851
	Centrais Eletricas Brasileiras SA, Class B	86,846	591,225
	Cia de Transmissao de Energia Eletrica Paulista	122,300	607,892
	Cia Energetica de Minas Gerais	672,327	1,712,982
	Cia Paranaense de Energia	869,990	1,002,594
	Gerdau SA	817,916	5,002,010
	Itau Unibanco Holding SA	1,662,100	8,423,636
	Lojas Americanas SA	316,919	1,217,023
	Petroleo Brasileiro SA	2,827,248	12,293,627

TOTAL BRAZIL			40,529,065

CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,027,656

COLOMBIA — (0.0%)
	Banco Davivienda SA	91,720	716,252
	Grupo Argos SA	41,546	96,357
	Grupo Aval Acciones y Valores SA	3,126,389	920,431
	Grupo de Inversiones Suramericana SA	91,530	413,108

TOTAL COLOMBIA			2,146,148

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	738	$29,792

TOTAL PREFERRED STOCKS		43,732,661

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
* Sundaram Finance Holdings, Ltd. Rights 06/02/21	12,997	4,158

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ § The DFA Short Term Investment Fund	10,023,659	115,973,733

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,852,231)		$6,617,363,655

ADR	American Depositary Receipt
CP	CertificateParticipation
GDR	GlobalDepositary Receipt
P.L.C.	PublicLimited Company
SA	SpecialAssessment
»	Securitiesthat have generally been fair value factored. See Note B to Financial Statements.
*	Non-IncomeProducing Securities.
#	Totalor Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Securitypurchased with cash collateral received from Securities on Loan.
§	AffiliatedFund.

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$278,838	$89,964,312	—	$90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792
Rights/Warrants
India	4,158	—	—	4,158
Securities Lending Collateral	—	115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
	AES Brasil Energia SA	908,777	$2,297,016
	Aliansce Sonae Shopping Centers SA	41,809	197,577
*	Alliar Medicos A Frente SA	202,000	328,730
	Alupar Investimento SA	648,679	3,208,734
*	Anima Holding SA	1,191,673	2,373,671
	Arezzo Industria e Comercio SA	165,423	2,303,780
# *	Azul SA, ADR	268,730	5,718,574
*	Banco ABC Brasil SA	9,575	25,929
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	716,847
*	BR Malls Participacoes SA	2,593,192	4,544,728
	BR Properties SA	835,453	1,379,592
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,435	1,638,992
	Camil Alimentos SA	401,708	740,254
	Cia de Locacao das Americas	1,789,285	8,686,121
	Cia de Saneamento de Minas Gerais-COPASA	701,274	2,170,160
	Cia de Saneamento do Parana	1,214,637	4,718,079
	Cia de Saneamento do Parana	41,700	32,626
	Cia Hering	508,914	2,568,905
	Cia Paranaense de Energia	106,800	108,136
	Cia Siderurgica Nacional SA	1,390,946	12,595,730
	Cielo SA	998,800	634,357
*	Cogna Educacao	3,824,828	2,724,954
	Construtora Tenda SA	273,378	1,303,466
	Cosan SA	107,936	1,789,505
	CSU Cardsystem SA	111,413	538,806
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,000	844,681
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	123,333
	Direcional Engenharia SA	359,475	847,061
	Duratex SA	1,245,717	5,435,055
*	EcoRodovias Infraestrutura e Logistica SA	706,107	1,563,768
	EDP - Energias do Brasil SA	1,020,878	3,531,318
*	Embraer SA	1,203,609	3,412,262
# *	Embraer SA, Sponsored ADR	484,327	5,351,813
	Enauta Participacoes SA	355,424	993,896
*	Eneva SA	2,558,000	6,908,232
	Even Construtora e Incorporadora SA	422,994	752,225
	Ez Tec Empreendimentos e Participacoes SA	365,756	2,175,530
	Fleury SA	800,500	3,765,204
	Fras-Le SA	144,760	313,662
*	Gafisa SA	859,205	721,270
	Gafisa SA, ADR	70,307	115,304
# *	Gol Linhas Aereas Inteligentes SA, ADR	281,942	2,424,701
	Grendene SA	1,247,923	1,876,921
	Guararapes Confeccoes SA	400,731	1,237,887
*	Helbor Empreendimentos SA	318,373	492,325
	Iguatemi Empresa de Shopping Centers SA	23,200	157,171
	Industrias Romi SA	178,500	1,073,225
	Instituto Hermes Pardini SA	204,158	706,954
*	International Meal Co. Alimentacao SA, Class A	1,079,742	743,409
	Iochpe-Maxion SA	422,811	1,059,353
	IRB Brasil Resseguros SA	23,700	26,571
	JHSF Participacoes SA	972,400	1,222,649
	JSL SA	153,336	281,433
	Kepler Weber SA	52,246	482,348
	Light SA	1,677,866	5,411,624

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	180,472	$980,425
*	Log-in Logistica Intermodal SA	219,309	803,426
*	LPS Brasil Consultoria de Imoveis SA	29,200	21,233
	M Dias Branco SA	304,311	1,491,289
	Mahle-Metal Leve SA	143,024	695,893
	Marcopolo SA	518,000	238,400
	Marfrig Global Foods SA	1,327,520	4,738,655
*	Marisa Lojas SA	784,679	774,271
*	Mills Estruturas e Servicos de Engenharia SA	602,820	895,566
	Minerva SA	1,083,948	1,931,613
	Movida Participacoes SA	465,747	1,443,014
	MRV Engenharia e Participacoes SA	1,042,403	3,329,441
	Multiplan Empreendimentos Imobiliarios SA	153,487	650,731
	Odontoprev SA	1,104,717	2,597,037
*	Omega Geracao SA	217,310	1,568,202
*	Petro Rio SA	696,612	11,744,319
	Portobello SA	273,377	601,404
	Positivo Tecnologia SA	122,980	254,244
*	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	172,481
	Qualicorp Consultoria e Corretora de Seguros SA	887,943	4,421,693
*	Restoque Comercio e Confeccoes de Roupas SA	127,940	102,454
	Sao Carlos Empreendimentos e Participacoes SA	86,509	600,398
	Sao Martinho SA	879,576	5,047,152
	Ser Educacional SA	227,580	540,037
	SIMPAR SA	437,228	3,482,016
	SLC Agricola SA	466,205	4,187,396
	Smiles Fidelidade SA	307,200	1,211,936
	Sul America SA	45,594	274,552
*	Tecnisa SA	217,868	328,885
	Tegma Gestao Logistica SA	114,559	477,465
*	Terra Santa Agro SA	3,000	24,731
	TOTVS SA	534,742	3,061,548
	Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778
	Trisul SA	309,282	551,715
*	Tupy SA	244,472	1,054,028
	Unipar Carbocloro SA	5,573	75,079
	Usinas Siderurgicas de Minas Gerais SA Usiminas	116,200	496,070
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	226,550	400,379
*	Vulcabras Azaleia SA	459,009	642,201
	Wiz Solucoes e Corretagem de Seguros SA	321,744	681,153
	YDUQS Participacoes SA	1,050,937	5,660,923

TOTAL BRAZIL			196,541,687

CHILE — (0.9%)
	AES Gener SA	13,582,789	2,231,978
	Besalco SA	2,434,035	1,625,875
	Camanchaca SA	1,471,136	125,891
	CAP SA	261,829	4,667,558
	Cementos BIO BIO SA	352,724	379,022
*	Cia Sud Americana de Vapores SA	94,596,348	5,723,190
	Cristalerias de Chile SA	130,323	641,777
	Embotelladora Andina SA, ADR, Class B	4,380	62,722
	Empresa Nacional de Telecomunicaciones SA	556,366	3,124,192
	Empresas Hites SA	1,014,682	221,288
	Empresas Lipigas SA	6,383	37,971
	Empresas Tricot SA	70,631	60,667
	Engie Energia Chile SA	3,407,490	3,595,764
*	Forus SA	521,120	1,011,767

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	6,097,394	$1,261,036
	Hortifrut SA	118,502	188,075
	Instituto de Diagnostico SA	2,928	6,962
	Inversiones Aguas Metropolitanas SA	2,485,201	1,912,688
	Inversiones La Construccion SA	210,225	1,411,498
	Itau CorpBanca Chile SA	17,440,223	59,383
*	Masisa SA	8,140,418	175,126
	Multiexport Foods SA	3,932,431	1,825,817
	Parque Arauco SA	3,019,818	4,686,957
	PAZ Corp. SA	1,166,812	1,081,886
	Ripley Corp. SA	5,250,754	1,677,112
	Salfacorp SA	2,145,243	1,485,036
	Sigdo Koppers SA	1,164,083	1,408,568
	SMU SA	5,737,460	823,731
	Sociedad Matriz SAAM SA	35,707,421	2,843,612
	Socovesa SA	2,861,918	966,415
	SONDA SA	2,118,887	1,344,558
	Vina Concha y Toro SA	2,664,577	4,652,597

TOTAL CHILE			51,320,719

CHINA — (22.5%)
*	21Vianet Group, Inc., ADR	210,501	5,875,083
	361 Degrees International, Ltd.	4,862,000	1,952,599
*	3SBio, Inc.	5,483,500	5,183,685
*	51job, Inc., ADR	134,562	8,282,291
	5I5J Holding Group Co., Ltd., Class A	700,900	418,118
	AAC Technologies Holdings, Inc.	2,187,000	12,140,426
	AAG Energy Holdings, Ltd.	982,601	171,796
	Accelink Technologies Co., Ltd., Class A	5,900	20,205
*	Advanced Technology & Materials Co., Ltd., Class A	146,900	162,095
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	344,807
	Agile Group Holdings, Ltd.	2,638,000	4,121,016
	Ajisen China Holdings, Ltd.	2,398,000	418,473
#	Ak Medical Holdings, Ltd.	540,000	838,850
	AKM Industrial Co., Ltd.	1,710,000	219,745
# *	Alibaba Pictures Group, Ltd.	23,690,000	3,441,864
	A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857
*	Alpha Group, Class A	298,500	280,953
# *	Aluminum Corp. of China, Ltd., Class H	2,000,000	1,033,471
	Amoy Diagnostics Co., Ltd., Class A	40,194	528,960
	An Hui Wenergy Co., Ltd., Class A	901,802	534,340
	Angang Steel Co., Ltd., Class H	5,804,999	3,990,694
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	425,813
	Anhui Expressway Co., Ltd., Class H	2,104,000	1,475,000
	Anhui Genuine New Materials Co., Ltd., Class A	82,113	447,413
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	328,283
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	482,145
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	416,220
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	504,600	523,124
	Anhui Korrun Co., Ltd., Class A	81,366	286,466
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	42,897
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	368,400	456,567
	Anhui Xinhua Media Co., Ltd., Class A	138,900	103,309
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	405,675
	Animal Health Holdings, Inc.	3,671,000	44,329
# *	Anton Oilfield Services Group	10,122,000	634,273
	Aoshikang Technology Co., Ltd., Class A	41,200	445,004
*	Aowei Holdings, Ltd.	1,451,000	198,006
	APT Satellite Holdings, Ltd.	226,000	73,088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Art Group Holdings, Ltd.	320,000	$17,511
	Asia Cement China Holdings Corp.	2,669,500	2,739,006
#	AsiaInfo Technologies, Ltd.	107,200	172,261
*	Asian Citrus Holdings, Ltd.	2,314,000	103,045
#	Ausnutria Dairy Corp., Ltd.	2,649,000	3,913,948
*	Austar Lifesciences, Ltd.	18,000	17,137
	Avic Heavy Machinery Co., Ltd., Class A	181,900	496,095
# *	AVIC International Holding HK, Ltd.	22,083,722	357,661
	AviChina Industry & Technology Co., Ltd., Class H	10,439,000	6,698,820
#	BAIC Motor Corp., Ltd., Class H	7,414,500	2,680,666
#	BAIOO Family Interactive, Ltd.	2,328,000	596,550
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,700,532
	Bank of Tianjin Co., Ltd., Class H	100,000	44,177
	Bank of Zhengzhou Co., Ltd., Class H	671,000	174,264
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	124,158
*	Baoye Group Co., Ltd., Class H	1,210,000	631,008
# *	Baozun, Inc., Sponsored ADR	251,448	8,727,760
	BBMG Corp., Class H	6,122,000	1,258,220
	Befar Group Co., Ltd., Class A	623,900	597,672
	Beibuwan Port Co., Ltd., Class A	133,781	183,967
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	128,350	283,607
	Beijing Capital Development Co., Ltd., Class A	378,076	326,191
	Beijing Capital International Airport Co., Ltd., Class H	7,820,000	5,676,578
#	Beijing Capital Land, Ltd., Class H	8,593,750	1,148,196
# *	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	216,250	655,392
	Beijing Dahao Technology Corp., Ltd., Class A	15,900	57,067
	Beijing E-Hualu Information Technology Co., Ltd., Class A	83,440	316,312
# *	Beijing Energy International Holding Co., Ltd.	19,308,000	620,824
# *	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	863,579
	Beijing Enterprises Holdings, Ltd.	1,352,000	4,410,216
# *	Beijing Enterprises Medical & Health Group, Ltd.	18,966,000	252,670
	Beijing Enterprises Water Group, Ltd.	14,416,000	5,505,972
	Beijing Forever Technology Co., Ltd., Class A	211,838	257,103
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	243,237
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	245,300	773,752
	Beijing Global Safety Technology Co., Ltd., Class A	80,336	281,935
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	259,067
*	Beijing Jetsen Technology Co., Ltd., Class A	756,000	404,056
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	1,966,082
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	159,920
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	300,868
	Beijing North Star Co., Ltd., Class H	4,520,000	830,590
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	399,378
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	360,754	482,952
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	472,000	388,352
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	436,215
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	82,302
	Beijing Strong Biotechnologies, Inc., Class A	75,100	236,328
	Beijing SuperMap Software Co., Ltd., Class A	130,017	317,827
	Beijing Thunisoft Corp., Ltd., Class A	27,000	74,469
*	Beijing Ultrapower Software Co., Ltd., Class A	196,300	134,285
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	146,802	140,747
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	923,000	264,024
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	364,050	512,434
*	Berry Genomics Co., Ltd., Class A	76,166	348,563
	Best Pacific International Holdings, Ltd.	978,000	281,782
# *	BEST, Inc.	66,028	87,157

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bestsun Energy Co., Ltd., Class A	439,200	$328,086
	Better Life Commercial Chain Share Co., Ltd., Class A	186,849	218,470
	Biem.L.Fdlkk Garment Co., Ltd., Class A	207,099	684,628
	BII Railway Transportation Technology Holdings Co., Ltd.	2,452,000	204,834
*	Billion Industrial Holdings, Ltd.	44,000	29,852
*	Bluedon Information Security Technology Co., Ltd., Class A	504,300	255,688
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	518,700	494,296
*	Bohai Leasing Co., Ltd., Class A	1,263,500	403,811
	Bosideng International Holdings, Ltd.	13,360,000	6,776,127
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	160,250	863,101
*	Boyaa Interactive International, Ltd.	1,494,000	121,075
	Bright Real Estate Group Co., Ltd., Class A	962,280	366,781
	Brilliance China Automotive Holdings, Ltd.	8,928,000	8,390,383
	B-Soft Co., Ltd., Class A	268,178	425,056
	C C Land Holdings, Ltd.	13,573,015	3,157,603
#	C&D International Investment Group, Ltd.	576,000	1,149,497
*	C&D Property Management Group Co., Ltd.	350,000	209,122
# *	CA Cultural Technology Group, Ltd.	2,130,000	810,923
	Cabbeen Fashion, Ltd.	1,187,000	414,050
	Camel Group Co., Ltd., Class A	154,235	284,606
	Canny Elevator Co., Ltd., Class A	162,500	238,938
	Canvest Environmental Protection Group Co., Ltd.	3,236,000	1,673,801
*	Capital Environment Holdings, Ltd.	22,400,000	417,689
	Carrianna Group Holdings Co., Ltd.	891,257	60,842
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,086
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	184,500	84,486
#	Central China Real Estate, Ltd.	3,912,626	2,152,055
*	Central China Securities Co., Ltd., Class H	5,444,000	987,409
# *	CGN New Energy Holdings Co., Ltd.	6,046,000	1,472,352
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	243,204
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	356,301
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	196,658
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	271,706
	Chaowei Power Holdings, Ltd.	2,810,000	1,018,742
	Cheetah Mobile, Inc., ADR	179,717	388,189
*	ChemPartner PharmaTech Co., Ltd., Class A	107,200	237,451
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	147,800	342,042
	Chengdu Hongqi Chain Co., Ltd., Class A	308,700	290,525
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	138,234	192,857
	Chengdu Xingrong Environment Co., Ltd., Class A	983,399	789,298
	China Aerospace International Holdings, Ltd.	9,434,500	798,885
*	China Agri-Products Exchange, Ltd.	45,605	739
	China Aircraft Leasing Group Holdings, Ltd.	1,619,000	1,307,884
	China Aoyuan Group, Ltd.	5,310,000	5,510,671
	China Bester Group Telecom Co., Ltd., Class A	102,700	181,765
#	China Beststudy Education Group	312,000	98,695
	China BlueChemical, Ltd., Class H	8,092,000	2,287,840
*	China Boton Group Co., Ltd.	192,000	93,109
	China Building Material Test & Certification Group Co., Ltd., Class A	83,747	298,809
	China CAMC Engineering Co., Ltd., Class A	332,197	349,229
*	China Chengtong Development Group, Ltd.	2,628,000	61,804
	China Cinda Asset Management Co., Ltd., Class H	4,876,000	958,452
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,061,890
	China Communications Services Corp., Ltd., Class H	10,260,000	4,436,582
	China Conch Venture Holdings, Ltd.	288,500	1,361,230
	China CYTS Tours Holding Co., Ltd., Class A	255,300	473,599
	China Datang Corp. Renewable Power Co., Ltd., Class H	10,083,000	1,877,734
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	143,848
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	16,133

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Dili Group	12,965,699	$3,605,869
	China Dongxiang Group Co., Ltd.	14,759,985	1,939,456
	China Education Group Holdings, Ltd.	992,000	2,394,909
#	China Electronics Huada Technology Co., Ltd.	3,896,000	425,272
#	China Electronics Optics Valley Union Holding Co., Ltd.	12,972,000	698,021
	China Energy Engineering Corp., Ltd., Class H	906,000	91,929
	China Everbright Environment Group, Ltd.	15,300,000	9,617,654
#	China Everbright Greentech, Ltd.	2,859,000	1,130,791
	China Everbright, Ltd.	4,306,000	5,138,658
	China Express Airlines Co., Ltd., Class A	286,538	673,930
*	China Financial Services Holdings, Ltd.	126,200	27,619
	China Foods, Ltd.	5,328,000	2,218,283
*	China Glass Holdings, Ltd.	3,642,000	322,244
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	3,922,500	3,289,125
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	199,893
	China Hanking Holdings, Ltd.	2,916,000	551,675
	China Harmony Auto Holding, Ltd.	3,770,000	1,840,133
*	China High Precision Automation Group, Ltd.	1,289,000	37,959
	China High Speed Railway Technology Co., Ltd., Class A	741,500	256,481
#	China High Speed Transmission Equipment Group Co., Ltd.	1,903,000	1,377,682
	China Huarong Asset Management Co., Ltd., Class H	29,702,000	3,900,234
# *	China Index Holdings, Ltd., ADR	107,037	235,482
	China International Marine Containers Group Co., Ltd., Class H	2,248,420	4,225,169
#	China Jinmao Holdings Group, Ltd.	7,952,000	3,012,544
	China Kepei Education Group, Ltd.	1,086,000	824,769
	China Kings Resources Group Co., Ltd., Class A	77,200	299,503
	China Lesso Group Holdings, Ltd.	4,499,000	11,316,819
	China Lilang, Ltd.	2,232,000	1,485,716
# *	China Literature, Ltd.	257,000	2,676,566
# *	China Logistics Property Holdings Co., Ltd.	3,646,000	2,072,458
# *	China Longevity Group Co., Ltd.	1,076,350	35,612
	China Longyuan Power Group Corp., Ltd., Class H	63,000	92,643
# *	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	5,813,000	2,600,848
*	China Maple Leaf Educational Systems, Ltd.	7,090,000	1,855,529
*	China Medical & HealthCare Group, Ltd.	930,000	13,603
	China Medical System Holdings, Ltd.	5,618,500	12,977,234
	China Meheco Co., Ltd., Class A	214,654	424,867
	China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480
	China Merchants Land, Ltd.	7,804,000	1,142,604
	China Merchants Port Holdings Co., Ltd.	3,360,000	5,375,505
#	China Metal Recycling Holdings, Ltd.	2,401,686	0
# *	China Modern Dairy Holdings, Ltd.	8,264,000	2,075,751
	China National Accord Medicines Corp., Ltd., Class A	123,506	796,196
#	China New Higher Education Group, Ltd.	1,419,000	1,137,495
	China New Town Development Co., Ltd.	8,175,648	184,959
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	401,000	305,656
*	China Oceanwide Holdings, Ltd.	4,994,000	107,456
# *	China Oil & Gas Group, Ltd.	24,278,000	1,343,794
	China Oilfield Services, Ltd., Class H	4,584,000	4,188,371
	China Oriental Group Co., Ltd.	4,816,000	1,627,079
	China Overseas Grand Oceans Group, Ltd.	7,554,749	4,812,042
	China Overseas Property Holdings, Ltd.	5,545,000	5,600,575
	China Pioneer Pharma Holdings, Ltd.	1,849,000	242,770
	China Power International Development, Ltd.	19,509,333	4,471,687
*	China Properties Group, Ltd.	2,045,000	109,256
	China Publishing & Media Co., Ltd., Class A	378,215	418,658
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	146,327

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Holdings, Ltd.	7,152,799	$788,889
	China Reinsurance Group Corp., Class H	12,293,000	1,280,363
	China Renaissance Holdings, Ltd.	144,100	462,954
	China Resources Cement Holdings, Ltd.	2,282,000	2,485,835
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	329,774	611,903
	China Resources Medical Holdings Co., Ltd.	4,126,000	3,580,834
	China Resources Pharmaceutical Group, Ltd.	4,723,500	3,180,826
	China Resources Power Holdings Co., Ltd.	4,284,000	5,627,747
	China Sanjiang Fine Chemicals Co., Ltd.	3,268,000	1,532,608
	China SCE Group Holdings, Ltd.	7,547,200	3,531,478
	China Science Publishing & Media, Ltd., Class A	175,900	255,197
# *	China Shanshui Cement Group, Ltd.	30,000	8,053
# *	China Shengmu Organic Milk, Ltd.	11,882,000	962,516
	China Shineway Pharmaceutical Group, Ltd.	1,676,200	1,207,644
*	China Silver Group, Ltd.	5,550,000	647,142
	China South City Holdings, Ltd.	19,910,000	2,097,545
	China South Publishing & Media Group Co., Ltd., Class A	600,500	946,251
	China Starch Holdings, Ltd.	7,505,000	164,758
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	381,853
	China Suntien Green Energy Corp., Ltd., Class H	7,217,000	2,766,757
	China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828
#	China Tian Lun Gas Holdings, Ltd.	1,556,000	1,571,442
# *	China Tianrui Group Cement Co., Ltd.	256,000	216,531
*	China Tianying, Inc., Class A	657,100	423,073
	China Traditional Chinese Medicine Holdings Co., Ltd.	11,784,000	6,728,350
*	China Travel International Investment Hong Kong, Ltd.	10,819,900	1,875,803
*	China Tungsten And Hightech Materials Co., Ltd., Class A	37,000	49,372
#	China Vast Industrial Urban Development Co., Ltd.	2,122,000	826,510
# *	China Vered Financial Holding Corp., Ltd.	4,620,000	60,563
#	China Water Affairs Group, Ltd.	3,802,000	3,082,701
	China West Construction Group Co., Ltd., Class A	135,400	174,929
*	China Wood Optimization Holding, Ltd.	1,748,000	202,530
	China World Trade Center Co., Ltd., Class A	169,977	365,816
	China XLX Fertiliser, Ltd.	1,972,000	923,412
	China Yongda Automobiles Services Holdings, Ltd.	2,597,500	4,696,531
#	China Yuhua Education Corp., Ltd.	5,322,000	5,045,314
# *	China ZhengTong Auto Services Holdings, Ltd.	6,982,000	601,678
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	387,600	174,035
# *	China Zhongwang Holdings, Ltd.	8,862,400	2,046,881
	Chinasoft International, Ltd.	9,638,000	10,795,280
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	240,900	410,877
	Chongqing Department Store Co., Ltd., Class A	145,400	722,639
	Chongqing Dima Industry Co., Ltd., Class A	104,100	43,714
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	131,600	367,551
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	314,648
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,768,000	1,172,979
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	412,549
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	195,253
	CIFI Holdings Group Co., Ltd.	6,148,000	5,492,843
	CIMC Enric Holdings, Ltd.	3,204,000	2,777,256
	Cinda Real Estate Co., Ltd., Class A	782,200	438,213
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	318,693
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,133,750	349,854
*	CITIC Resources Holdings, Ltd.	12,238,600	612,955
# *	Citychamp Watch & Jewellery Group, Ltd.	7,880,000	1,705,092
*	CMST Development Co., Ltd., Class A	585,300	478,652
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	307,900	559,055
	COFCO Biotechnology Co., Ltd., Class A	661,200	926,325
	COFCO Joycome Foods, Ltd.	3,458,000	1,752,998

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Cogobuy Group	2,557,000	$711,473
#	Colour Life Services Group Co., Ltd.	2,071,604	878,017
#	Comba Telecom Systems Holdings, Ltd.	6,332,001	1,632,237
	Concord New Energy Group, Ltd.	26,854,964	1,934,114
	Consun Pharmaceutical Group, Ltd.	2,510,000	1,477,564
# *	Coolpad Group, Ltd.	3,744,000	225,027
	COSCO SHIPPING Development Co., Ltd., Class H	16,108,000	2,834,004
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	5,146,000	2,241,266
	COSCO SHIPPING International Hong Kong Co., Ltd.	3,405,000	1,177,249
	COSCO SHIPPING Ports, Ltd.	8,577,565	7,205,093
*	Cosmo Lady China Holdings Co., Ltd.	3,097,000	457,888
	CP Pokphand Co., Ltd.	28,694,594	3,613,182
#	CPMC Holdings, Ltd.	2,642,000	1,496,084
	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	315,435
	CSG Holding Co., Ltd., Class A	393,980	543,520
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	702,294
	CSSC Science & Technology Co., Ltd., Class A	158,600	266,832
*	CT Environmental Group, Ltd.	18,320,000	150,470
	CTS International Logistics Corp., Ltd., Class A	195,520	476,459
# *	CWT International, Ltd.	24,080,000	275,255
*	Cybernaut International Holdings Co., Ltd.	3,760,000	36,224
	D&O Home Collection Co., Ltd., Class A	106,962	308,470
# *	Da Ming International Holdings, Ltd.	880,000	335,760
	DaFa Properties Group, Ltd.	393,000	324,066
	Dali Foods Group Co., Ltd.	1,499,500	890,775
	Dalian Bio-Chem Co., Ltd., Class A	60,476	127,826
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	151,704
*	Dalian My Gym Education Technology Co., Ltd., Class A	265,797	244,823
	Dare Power Dekor Home Co., Ltd., Class A	112,600	239,178
	Dashang Co., Ltd., Class A	103,508	336,272
	Datang International Power Generation Co., Ltd., Class H	6,732,000	995,211
	Dawnrays Pharmaceutical Holdings, Ltd.	4,879,886	995,250
	Dazhong Transportation Group Co., Ltd., Class A	631,520	341,315
	Dazzle Fashion Co., Ltd., Class A	128,728	380,213
	DBG Technology Co., Ltd., Class A	213,483	357,824
	Deppon Logistics Co., Ltd., Class A	107,247	204,739
#	Dexin China Holdings Co., Ltd.	546,000	213,116
# *	Differ Group Holding Co., Ltd.	11,956,000	1,444,989
	Digital China Group Co., Ltd., Class A	223,300	581,086
	Digital China Holdings, Ltd.	3,115,500	2,329,548
	Digital China Information Service Co., Ltd., Class A	276,264	583,510
	Dongfang Electric Corp., Ltd., Class H	1,557,600	1,304,183
	Dongfang Electronics Co., Ltd., Class A	107,300	76,532
	Dongfeng Motor Group Co., Ltd., Class H	4,734,000	4,114,303
#	Dongjiang Environmental Co., Ltd., Class H	1,037,375	615,021
#	Dongyue Group, Ltd.	5,141,000	4,477,394
*	Doushen Beijing Education & Technology, Inc., Class A	225,041	251,882
*	DouYu International Holdings, Ltd., ADR	155,421	1,415,885
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	1,777,000	858,812
*	Easysight Supply Chain Management Co., Ltd., Class A	358,700	327,745
*	E-Commodities Holdings, Ltd.	2,748,000	141,899
	E-House China Enterprise Holdings, Ltd.	279,900	302,478
	Electric Connector Technology Co., Ltd., Class A	96,000	629,890
	Elion Energy Co., Ltd., Class A	826,663	400,430
	Eoptolink Technology, Inc., Ltd., Class A	30,400	180,893
#	Essex Bio-technology, Ltd.	1,256,000	905,273
	Eternal Asia Supply Chain Management, Ltd., Class A	459,200	361,120
	EVA Precision Industrial Holdings, Ltd.	4,606,435	443,717
	Ever Sunshine Lifestyle Services Group, Ltd.	116,000	285,380

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Everbright Jiabao Co., Ltd., Class A	647,600	$300,957
*	EverChina International Holdings Co., Ltd.	13,020,000	310,252
*	Fang Holdings, Ltd., ADR	15,618	184,286
#	Fanhua, Inc., Sponsored ADR	223,921	2,989,345
#	Fantasia Holdings Group Co., Ltd.	7,017,000	900,348
	Far East Horizon, Ltd.	8,552,000	9,806,226
# *	FIH Mobile, Ltd.	1,300,000	183,522
	FinVolution Group, ADR	48,814	327,542
# *	First Tractor Co., Ltd., Class H	1,235,176	599,288
#	Flat Glass Group Co., Ltd., Class H	102,000	313,291
*	Focused Photonics Hangzhou, Inc., Class A	108,900	188,190
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	30,172	40,584
	Fu Shou Yuan International Group, Ltd.	4,070,000	4,399,694
	Fufeng Group, Ltd.	8,419,600	3,114,527
	Fujian Longking Co., Ltd., Class A	172,500	225,650
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	335,451
	Fujian Star-net Communication Co., Ltd., Class A	134,073	388,205
# *	Fullshare Holdings, Ltd.	41,672,500	874,534
	Fusen Pharmaceutical Co., Ltd.	48,000	28,947
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	353,101
	Gansu Qilianshan Cement Group Co., Ltd., Class A	149,233	302,087
	Gansu Shangfeng Cement Co., Ltd., Class A	268,601	799,887
*	GCL New Energy Holdings, Ltd.	18,764,000	548,985
# *	GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728
	Gemdale Properties & Investment Corp., Ltd.	25,910,000	3,635,252
*	Gem-Year Industrial Co., Ltd., Class A	126,000	93,838
	Genertec Universal Medical Group Co., Ltd.	4,520,000	3,758,418
	Genimous Technology Co., Ltd., Class A	330,115	309,700
*	Genscript Biotech Corp.	2,946,000	6,810,610
	Getein Biotech, Inc., Class A	89,131	478,139
*	Global Top E-Commerce Co., Ltd., Class A	517,700	280,336
*	Glorious Property Holdings, Ltd.	11,042,501	343,972
	Goldcard Smart Group Co., Ltd.	147,600	244,721
	Golden Eagle Retail Group, Ltd.	2,691,000	2,419,220
	Golden Throat Holdings Group Co., Ltd.	863,500	198,115
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	37,859
	GoldenHome Living Co., Ltd., Class A	37,780	370,298
*	Goldenmax International Technology, Ltd., Class A	248,800	570,672
	Goldlion Holdings, Ltd.	1,322,962	316,001
	Goldpac Group, Ltd.	1,565,000	384,815
# *	GOME Retail Holdings, Ltd.	34,090,000	5,575,325
*	Gosuncn Technology Group Co., Ltd., Class A	352,291	248,451
*	Grand Baoxin Auto Group, Ltd.	3,251,992	329,715
	Grandjoy Holdings Group Co., Ltd., Class A	196,400	110,621
	Greattown Holdings, Ltd., Class A	778,800	435,359
	Greatview Aseptic Packaging Co., Ltd.	4,593,000	2,269,308
*	Gree Real Estate Co., Ltd., Class A	436,440	452,712
	Greenland Hong Kong Holdings, Ltd.	5,155,000	1,792,155
#	Greentown China Holdings, Ltd.	3,787,648	4,544,263
	Greentown Service Group Co., Ltd.	6,056,000	9,627,243
	Grinm Advanced Materials Co., Ltd., Class A	289,300	518,482
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	585,600	497,269
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	455,500	316,256
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	197,000	204,052
*	Guangdong HEC Technology Holding Co., Ltd., Class A	592,700	429,021
	Guangdong Highsun Group Co., Ltd., Class A	256,300	87,270
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	271,186
*	Guangdong Land Holdings, Ltd.	1,862,800	247,720
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	282,900	249,253

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Shirongzhaoye Co., Ltd., Class A	333,100	$313,624
	Guangdong Tapai Group Co., Ltd., Class A	239,500	413,176
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	225,348
	Guangshen Railway Co., Ltd., Class H	6,744,000	1,352,417
	Guangxi Liugong Machinery Co., Ltd., Class A	494,020	729,491
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	419,334
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,358,080	624,453
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	112,000	301,433
	Guangzhou R&F Properties Co., Ltd., Class H	5,864,800	7,485,415
	Guangzhou Restaurant Group Co., Ltd., Class A	15,300	92,695
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	63,351	735,364
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	412,472
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	206,219
	Guizhou Gas Group Corp., Ltd., Class A	223,900	315,906
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	649,500	653,203
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	451,574
# *	Guolian Securities Co., Ltd., Class H	1,395,500	665,839
	Guomai Technologies, Inc., Class A	185,400	169,115
	Guorui Properties, Ltd.	5,246,000	270,220
*	Guosheng Financial Holding, Inc., Class A	40,500	66,640
*	Haichang Ocean Park Holdings, Ltd.	6,292,000	565,780
# *	Hailiang Education Group, Inc., ADR	32,567	1,609,461
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	19,700	85,838
*	Hainan Meilan International Airport Co., Ltd., Class H	623,000	2,636,943
*	Hainan Ruize New Building Material Co., Ltd., Class A	256,900	208,384
	Hainan Strait Shipping Co., Ltd., Class A	846,397	858,059
	Haitian International Holdings, Ltd.	2,659,000	10,818,381
*	Hand Enterprise Solutions Co., Ltd., Class A	189,200	187,627
	Hangcha Group Co., Ltd., Class A	239,388	771,753
	Hangjin Technology Co., Ltd., Class A	262,000	883,954
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	247,151
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	844,386	574,125
	Hangzhou Century Co., Ltd., Class A	323,800	327,944
#	Harbin Bank Co., Ltd., Class H	1,742,000	220,997
	Harbin Boshi Automation Co., Ltd., Class A	362,200	751,309
*	Harbin Electric Co., Ltd., Class H	3,939,413	1,153,673
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	509,600	214,834
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	404,944
	HBIS Resources Co., Ltd., Class A	32,300	110,060
# *	HC Group, Inc.	2,620,500	365,213
	Health and Happiness H&H International Holdings, Ltd.	1,007,500	3,627,415
	Hebei Chengde Lolo Co., Class A	368,379	384,903
	Hebei Construction Group Corp., Ltd., Class H	105,000	35,577
	Hebei Sitong New Metal Material Co., Ltd., Class A	34,000	66,320
	Henan Lingrui Pharmaceutical Co., Class A	160,300	241,665
	Henan Pinggao Electric Co., Ltd., Class A	342,000	311,171
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	31,507
	Henan Yuguang Gold & Lead Co., Ltd., Class A	96,200	81,929
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	478,222
	Henderson Investment, Ltd.	2,432,000	126,797
	Hengan International Group Co., Ltd.	626,500	4,048,684
# *	Hengdeli Holdings, Ltd.	12,177,399	469,510
	Hexing Electrical Co., Ltd., Class A	192,590	357,493
*	Hi Sun Technology China, Ltd.	9,333,000	1,757,549
	Hisense Home Appliances Group Co., Ltd., Class H	1,608,000	2,704,348
	HKC Holdings, Ltd.	947,783	966,360
	Holitech Technology Co., Ltd., Class A	776,200	392,477
	Hongda Xingye Co., Ltd., Class A	406,500	236,332
*	Honghua Group, Ltd.	14,979,000	468,514

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Honworld Group, Ltd.	1,105,500	$436,920
#	Hope Education Group Co., Ltd.	5,390,000	1,812,062
#	Hopson Development Holdings, Ltd.	2,778,000	10,895,016
# *	Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028
#	Huadian Power International Corp., Ltd., Class H	7,070,000	2,164,044
	Huafa Industrial Co., Ltd. Zhuhai, Class A	639,800	620,898
	Huafon Microfibre Shanghai Technology Co., Ltd.	475,200	396,110
	Huafu Fashion Co., Ltd., Class A	522,852	471,835
# *	Huanxi Media Group, Ltd.	2,790,000	857,510
	Huapont Life Sciences Co., Ltd., Class A	498,900	498,070
*	Huawen Media Group, Class A	613,800	211,862
	Huaxi Holdings Co., Ltd.	480,000	154,569
	Huazhong In-Vehicle Holdings Co., Ltd.	2,382,000	736,188
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	254,889	758,996
*	Hubei Kaile Science & Technology Co., Ltd., Class A	205,500	260,787
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	416,678	863,376
	Huishang Bank Corp., Ltd., Class H	34,000	11,200
	Hunan Aihua Group Co., Ltd., Class A	154,787	694,555
	Hunan Gold Corp., Ltd., Class A	244,800	297,037
	Hunan New Wellful Co., Ltd., Class A	263,400	262,175
# *	HUYA, Inc., ADR	182,885	3,222,434
*	Hytera Communications Corp., Ltd., Class A	439,400	337,154
*	HyUnion Holding Co., Ltd., Class A	258,400	264,195
*	iDreamSky Technology Holdings, Ltd.	306,000	143,494
	IKD Co., Ltd., Class A	147,500	325,455
	IMAX China Holding, Inc.	675,400	1,590,578
*	Inke, Ltd.	38,000	12,329
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	1,912,700	693,591
*	Inner Mongolia Xingye Mining Co., Ltd., Class A	21,600	22,728
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	365,095
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	376,080
*	Innuovo Technology Co., Ltd., Class A	364,600	286,242
*	Inspur International, Ltd.	1,576,000	514,573
	Inspur Software Co., Ltd., Class A	10,900	20,428
	IReader Technology Co., Ltd., Class A	80,700	358,610
*	IRICO Group New Energy Co., Ltd., Class H	75,900	260,591
	Jack Sewing Machine Co., Ltd., Class A	137,400	680,382
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	187,010	227,072
	Jiajiayue Group Co., Ltd., Class A	136,899	368,300
	Jiangling Motors Corp., Ltd., Class A	152,600	563,469
	Jiangnan Group, Ltd.	14,190,000	702,236
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	566,054
	Jiangsu Etern Co., Ltd., Class A	132,100	70,207
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,200,476
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	615,204
*	Jiangsu Hoperun Software Co., Ltd., Class A	272,200	401,077
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	878,520	560,487
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	309,149
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	202,084
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	719,536
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	258,500	632,598
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	74,700	117,809
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	625,009	528,022
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,256,600	740,939
	Jiangxi Bank Co., Ltd., Class H	25,500	10,669
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	131,600	377,121
	Jiangxi Wannianqing Cement Co., Ltd., Class A	102,200	209,400
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	335,704
	Jiayuan International Group, Ltd.	4,954,834	2,280,712

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jilin Electric Power Co., Ltd., Class A	866,200	$615,257
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	115,761	39,898
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	206,469
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	2,161,396
	Jingrui Holdings, Ltd.	2,160,000	629,343
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	352,394
# *	JinkoSolar Holding Co., Ltd., ADR	168,450	6,225,912
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	722,972	765,719
*	Jinneng Science&Technology Co., Ltd., Class A	176,300	501,944
	Jinyuan EP Co., Ltd., Class A	145,600	154,539
	Jiuzhitang Co., Ltd., Class A	287,600	384,859
	Jizhong Energy Resources Co., Ltd., Class A	1,082,100	610,550
	JL Mag Rare-Earth Co., Ltd., Class A	134,671	754,158
	JNBY Design, Ltd.	892,000	1,718,848
	Jointo Energy Investment Co., Ltd. Hebei, Class A	697,596	551,449
	Joy City Property, Ltd.	19,994,000	1,234,504
#	JOYY, Inc., ADR	129,276	12,288,977
	JSTI Group, Class A	213,888	182,623
	Ju Teng International Holdings, Ltd.	4,732,000	1,268,750
	Jutal Offshore Oil Services, Ltd.	124,000	18,560
*	Kai Yuan Holdings, Ltd.	11,360,000	60,103
#	Kaisa Group Holdings, Ltd.	12,705,142	5,514,399
	Kaisa Prosperity Holdings, Ltd.	174,250	530,378
*	Kangda International Environmental Co., Ltd.	3,143,000	279,472
# *	Kasen International Holdings, Ltd.	3,137,000	366,012
*	Keda Industrial Group Co., Ltd., Class A	71,400	145,186
	Kinetic Mines and Energy, Ltd.	468,000	32,587
	Kingboard Holdings, Ltd.	2,738,421	16,171,630
	Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531
	KingClean Electric Co., Ltd., Class A	28,043	194,063
	Kingsoft Corp., Ltd.	140,000	987,789
	Konfoong Materials International Co., Ltd., Class A	65,258	406,639
	Konka Group Co., Ltd., Class A	570,684	566,406
	KPC Pharmaceuticals, Inc., Class A	259,500	373,697
	Kunlun Energy Co., Ltd.	9,590,000	10,253,939
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	167,800	228,460
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	78,245	197,730
	KWG Group Holdings, Ltd.	5,316,450	8,517,079
*	KWG Living Group Holdings, Ltd.	3,815,225	3,909,897
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	310,200	307,929
*	Launch Tech Co., Ltd., Class H	20,000	10,282
	Lee & Man Chemical Co., Ltd.	982,785	524,115
	Lee & Man Paper Manufacturing, Ltd.	5,575,000	4,847,407
	Lee’s Pharmaceutical Holdings, Ltd.	1,170,500	722,230
	Legend Holdings Corp., Class H	1,679,100	2,745,426
# *	LexinFintech Holdings, Ltd., ADR	368,542	3,350,047
	Leyard Optoelectronic Co., Ltd., Class A	530,700	585,784
	LianChuang Electronic Technology Co., Ltd., Class A	315,648	539,273
	Liaoning Port Co., Ltd., Class H	238,000	25,425
	Lier Chemical Co., Ltd., Class A	168,700	623,658
*	Lifestyle China Group, Ltd.	1,804,000	300,503
*	Lifetech Scientific Corp.	15,806,000	8,522,132
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	181,342
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	221,916
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co., Ltd., Class A	462,000	512,824
#	Livzon Pharmaceutical Group, Inc., Class H	697,003	3,253,610
	LK Technology Holdings, Ltd.	340,000	522,786
	Loncin Motor Co., Ltd., Class A	724,300	374,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Long Well International Holdings, Ltd.	15,232,000	$43,337
	Long Yuan Construction Group Co., Ltd., Class A	398,400	302,716
	Longshine Technology Group Co., Ltd., Class A	174,200	440,765
	Lonking Holdings, Ltd.	8,731,000	3,701,988
	Luolai Lifestyle Technology Co., Ltd., Class A	85,840	200,739
	Luoniushan Co., Ltd., Class A	181,128	232,008
# *	Luoyang Glass Co., Ltd., Class H	318,000	253,309
#	Luye Pharma Group, Ltd.	7,707,500	4,664,744
	LVGEM China Real Estate Investment Co., Ltd.	1,852,000	525,703
	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,762,086
*	Macrolink Culturaltainment Development Co., Ltd., Class A	682,438	250,477
*	Maoyan Entertainment	304,800	605,387
	Maoye International Holdings, Ltd.	3,854,000	165,428
*	Markor International Home Furnishings Co., Ltd., Class A	520,780	431,381
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	147,525	441,240
*	Meitu, Inc.	3,005,500	932,954
	Metallurgical Corp. of China, Ltd., Class H	98,000	23,025
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,500	27,469
	Min Xin Holdings, Ltd.	758,000	383,618
*	Mingfa Group International Co., Ltd.	6,208,000	529,222
	Minmetals Land, Ltd.	8,728,000	939,586
	Minsheng Education Group Co., Ltd.	420,000	73,748
	Minth Group, Ltd.	3,117,000	12,624,559
	Misho Ecology & Landscape Co., Ltd., Class A	137,400	91,200
*	MMG, Ltd.	10,346,999	6,684,269
	MOBI Development Co., Ltd.	1,753,000	126,193
# *	Mobvista, Inc.	741,000	848,631
	Modern Land China Co., Ltd.	5,364,800	557,876
	Momo, Inc., Sponsored ADR	511,186	7,493,987
*	Montnets Cloud Technology Group Co., Ltd., Class A	189,142	416,981
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,065,200	294,305
	MYS Group Co., Ltd., Class A	215,887	120,255
# *	Nan Hai Corp., Ltd.	24,100,000	177,095
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	27,413
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	224,500	354,986
*	Natural Food International Holding, Ltd.	314,000	25,809
*	Nature Home Holding Co., Ltd.	1,627,000	237,713
	NetDragon Websoft Holdings, Ltd.	995,000	2,781,421
*	New Century Healthcare Holding Co., Ltd.	35,000	4,887
*	New World Department Store China, Ltd.	1,787,462	303,493
	Newland Digital Technology Co., Ltd., Class A	251,800	541,885
	Nexteer Automotive Group, Ltd.	3,760,000	4,215,525
	Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150
	Ningbo Huaxiang Electronic Co., Ltd., Class A	86,038	229,834
	Ningbo Orient Wires & Cables Co., Ltd., Class A	217,575	759,886
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,700	357,291
	Ningbo Yunsheng Co., Ltd., Class A	340,100	330,325
	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	300,526
# *	Niu Technologies, Sponsored ADR	149,733	5,594,025
*	Noah Holdings, Ltd., Sponsored ADR	144,548	6,367,339
	Norinco International Cooperation, Ltd., Class A	269,374	319,972
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	330,078
*	Northeast Pharmaceutical Group Co., Ltd., Class A	218,903	169,125
	NSFOCUS Technologies Group Co., Ltd., Class A	167,948	392,298
# *	NVC International Holdings, Ltd.	1,770,000	44,169
	Oceanwide Holdings Co., Ltd., Class A	564,577	239,369
	ORG Technology Co., Ltd., Class A	630,320	543,351
*	Orient Group, Inc., Class A	758,900	391,433
*	Ourpalm Co., Ltd., Class A	789,500	513,465

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Overseas Chinese Town Asia Holdings, Ltd.	950,183	$199,169
#	Pacific Online, Ltd.	1,798,365	450,451
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,541,800	873,825
	PAX Global Technology, Ltd.	3,422,000	3,786,719
	PCI-Suntek Technology Co., Ltd., Class A	602,240	587,847
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	2,002,270	729,214
	Perennial Energy Holdings, Ltd.	1,110,000	2,189,955
# *	Phoenix Media Investment Holdings, Ltd.	6,728,000	691,566
#	Phoenix New Media, Ltd., ADR	122,670	204,859
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	712,948	725,447
	Poly Property Group Co., Ltd.	9,849,000	2,810,865
*	Pou Sheng International Holdings, Ltd.	11,778,806	2,862,413
	Powerlong Real Estate Holdings, Ltd.	5,402,000	5,678,984
	Prinx Chengshan Cayman Holding, Ltd.	27,000	32,290
#	PW Medtech Group, Ltd.	3,468,000	293,944
#	Q Technology Group Co., Ltd.	1,850,000	3,686,571
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	138,231
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	158,122	311,607
	Qingdao Gon Technology Co., Ltd., Class A	87,300	359,788
	Qingdao Hanhe Cable Co., Ltd., Class A	594,000	338,314
	Qingdao Port International Co., Ltd., Class H	758,000	466,154
	Qingdao Topscomm Communication, Inc., Class A	182,700	206,325
	Qingling Motors Co., Ltd., Class H	3,996,000	929,049
#	Qinhuangdao Port Co., Ltd., Class H	3,011,500	522,133
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	18,894
# *	Qudian, Inc., Sponsored ADR	96,525	197,876
	Qunxing Paper Holdings Co., Ltd.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	356,250	380,335
	Raisecom Technology Co., Ltd., Class A	133,429	166,483
	Rastar Group, Class A	295,400	138,889
*	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	342,976
	Red Star Macalline Group Corp., Ltd., Class H	367,120	207,384
#	Redco Properties Group, Ltd.	5,190,000	1,878,301
	Redsun Properties Group, Ltd.	506,000	169,112
	Renhe Pharmacy Co., Ltd., Class A	409,700	575,462
*	REXLot Holdings, Ltd.	98,652,252	49,531
	Richinfo Technology Co., Ltd., Class A	103,100	214,058
*	RISE Education Cayman, Ltd., ADR	8,598	29,061
	Road King Infrastructure, Ltd.	1,273,000	1,691,617
	Rongan Property Co., Ltd., Class A	916,500	389,832
#	Ronshine China Holdings, Ltd.	2,708,000	1,889,180
	Runjian Co., Ltd., Class A	50,400	180,767
*	RYB Education, Inc., ADR	1,970	5,634
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	321,008	156,981
	Sansteel Minguang Co., Ltd. Fujian, Class A	736,394	929,538
	Sanxiang Impression Co., Ltd., Class A	36,100	20,838
	Sany Heavy Equipment International Holdings Co., Ltd.	4,702,000	5,695,646
*	Saurer Intelligent Technology Co., Ltd., Class A	417,200	197,850
	Seazen Group, Ltd.	5,522,000	5,885,518
*	Secoo Holding, Ltd., ADR	64,187	157,258
	S-Enjoy Service Group Co., Ltd.	512,000	1,671,100
	SGIS Songshan Co., Ltd., Class A	836,400	643,256
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	453,429
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	586,000	500,606
#	Shandong Chenming Paper Holdings, Ltd., Class H	1,649,750	1,427,088
	Shandong Humon Smelting Co., Ltd., Class A	230,600	429,238
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	24,454	90,672
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	255,500	464,483
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	68,500	155,443

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong New Beiyang Information Technology Co., Ltd., Class A	207,300	$291,099
	Shandong Publishing & Media Co., Ltd., Class A	206,500	196,164
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,164,000	4,844,710
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	698,400	432,195
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	229,890	349,843
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,366,956	387,978
	Shanghai AJ Group Co., Ltd., Class A	426,800	465,654
	Shanghai AtHub Co., Ltd., Class A	63,980	303,662
	Shanghai Belling Co., Ltd., Class A	165,246	439,375
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	58,117	202,416
	Shanghai East China Computer Co., Ltd., Class A	127,939	510,281
	Shanghai Environment Group Co., Ltd., Class A	184,073	314,564
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	99,700	441,711
# *	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	238,000	316,927
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,347,000	862,143
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	16,000	167,034
	Shanghai Industrial Development Co., Ltd., Class A	447,650	324,482
	Shanghai Industrial Holdings, Ltd.	1,916,000	2,959,791
	Shanghai Industrial Urban Development Group, Ltd.	12,415,000	1,276,338
	Shanghai Jin Jiang Capital Co., Ltd., Class H	7,560,000	1,629,207
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	179,421	338,616
	Shanghai Kinetic Medical Co., Ltd., Class A	157,100	271,368
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	391,062
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	105,600	302,073
	Shanghai Moons’ Electric Co., Ltd., Class A	12,560	39,707
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,042,800	2,371,400
*	Shanghai Phichem Material Co., Ltd., Class A	215,026	489,709
	Shanghai Pudong Construction Co., Ltd., Class A	391,992	375,244
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	19,300	101,976
	Shanghai Shimao Co., Ltd., Class A	507,000	327,200
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	565,904
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	93,400	512,506
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	192,184
	Shanghai Tunnel Engineering Co., Ltd., Class A	778,950	633,612
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	127,500	275,903
*	Shanghai Wanye Enterprises Co., Ltd., Class A	190,772	422,413
	Shanghai Weaver Network Co., Ltd., Class A	3,200	41,514
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	157,741
	Shanxi Blue Flame Holding Co., Ltd., Class A	335,600	311,387
	Shanxi Coking Co., Ltd., Class A	336,398	333,528
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	277,072
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	444,664	613,820
*	Shanying International Holding Co., Ltd., Class A	1,207,015	640,382
#	Sheng Ye Capital, Ltd.	321,500	253,322
	Shengda Resources Co., Ltd., Class A	221,907	464,645
	Shenguan Holdings Group, Ltd.	1,628,000	106,593
	Shenzhen Agricultural Products Group Co., Ltd., Class A	615,280	524,024
	Shenzhen Airport Co., Ltd., Class A	609,400	801,535
	Shenzhen Aisidi Co., Ltd., Class A	254,900	303,448
	Shenzhen Anche Technologies Co., Ltd., Class A	41,100	211,632
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	272,700	130,536
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	177,385
	Shenzhen Comix Group Co., Ltd., Class A	202,801	399,910
	Shenzhen Danbond Technology Co., Ltd., Class A	177,253	109,619
	Shenzhen Das Intellitech Co., Ltd., Class A	657,611	357,280
	Shenzhen Desay Battery Technology Co., Class A	77,999	858,384
	Shenzhen Ellassay Fashion Co., Ltd., Class A	45,900	106,280
	Shenzhen Expressway Co., Ltd., Class H	3,146,400	3,257,165
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	307,384	432,667

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co., Ltd.	96,700	$215,943
	Shenzhen Gongjin Electronics Co., Ltd., Class A	192,000	256,158
	Shenzhen Grandland Group Co., Ltd., Class A	272,300	107,978
	Shenzhen Heungkong Holding Co., Ltd., Class A	1,466,160	417,886
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	151,148
	Shenzhen International Holdings, Ltd.	4,642,552	7,716,883
	Shenzhen Investment Holdings, Ltd.	33,500	13,319
	Shenzhen Investment, Ltd.	17,249,720	6,311,722
	Shenzhen Jinjia Group Co., Ltd., Class A	294,200	471,905
	Shenzhen Megmeet Electrical Co., Ltd., Class A	152,428	796,619
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	965,200	506,734
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	156,226
	Shenzhen SDG Information Co., Ltd., Class A	279,020	305,427
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	253,652
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	473,638
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	299,700	546,129
	Shenzhen Tagen Group Co., Ltd., Class A	317,710	303,339
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	250,081
	Shenzhen World Union Group, Inc., Class A	613,800	555,949
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	318,768	271,527
	Shenzhen Yinghe Technology Co., Ltd., Class A	127,800	332,144
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	337,300	377,995
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	213,200	287,454
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	341,433
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,098,800	782,539
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	362,300	317,439
	Shinva Medical Instrument Co., Ltd., Class A	138,680	356,158
#	Shoucheng Holdings, Ltd.	8,195,600	1,865,099
	Shougang Fushan Resources Group, Ltd.	10,679,128	2,788,632
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	237,431
	Shui On Land, Ltd.	16,384,143	2,695,837
*	Siasun Robot & Automation Co., Ltd., Class A	131,900	196,406
	Sichuan Expressway Co., Ltd., Class H	4,548,000	1,076,514
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	603,782
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	103,000	259,510
	Sichuan Languang Development Co., Ltd., Class A	988,771	593,374
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	372,558
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	208,993
	Sihuan Pharmaceutical Holdings Group, Ltd.	15,418,000	6,153,278
*	Silver Grant International Holdings Group, Ltd.	6,746,000	564,388
	Sino Wealth Electronic, Ltd., Class A	93,682	715,661
	Sinocare, Inc., Class A	8,600	49,383
	Sinochem International Corp., Class A	391,600	336,969
	Sinofert Holdings, Ltd.	9,585,327	1,245,849
*	Sino-I Technology, Ltd.	3,950,000	26,811
*	Sinolink Worldwide Holdings, Ltd.	15,827,440	599,035
	Sinoma International Engineering Co., Class A	296,600	389,636
	Sinomach Automobile Co., Ltd., Class A	342,600	268,356
	Sino-Ocean Group Holding, Ltd.	13,717,000	3,047,234
	Sinopec Engineering Group Co., Ltd., Class H	6,440,000	3,975,319
	Sinopec Kantons Holdings, Ltd.	4,512,000	1,732,078
# *	Sinopec Oilfield Service Corp., Class H	4,308,000	381,537
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	6,550,000	1,619,260
	Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609
*	Sinosoft Technology Group, Ltd.	2,214,599	514,442
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	817,667
	Sinotrans, Ltd., Class H	8,654,000	3,950,412
	Sinotruk Hong Kong, Ltd.	1,864,500	4,581,281
	Skyfame Realty Holdings, Ltd.	15,452,000	1,946,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co., Ltd., Class A	395,946	$497,248
*	Skyworth Group, Ltd.	6,550,266	2,140,276
*	Sogou, Inc., ADR	51,996	439,366
*	SOHO China, Ltd.	15,376,500	4,639,076
*	Sohu.com, Ltd., ADR	62,319	1,175,960
*	Solargiga Energy Holdings, Ltd.	216,000	11,084
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	267,888
*	South Manganese Investment, Ltd.	996,000	68,957
# *	Sparkle Roll Group, Ltd.	7,624,000	238,701
*	SPT Energy Group, Inc.	488,000	18,379
#	SSY Group, Ltd.	6,673,152	4,095,286
*	Starrise Media Holdings, Ltd.	1,618,000	30,355
*	Strait Innovation Internet Co., Ltd., Class A	147,000	116,471
	Suchuang Gas Corp., Ltd.	608,000	159,395
#	Sun King Technology Group, Ltd.	3,912,000	1,253,476
	Sun-Create Electronics Co., Ltd., Class A	50,300	321,979
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	477,303
	Sunfly Intelligent Technology Co., Ltd., Class A	101,700	151,494
	Suning Universal Co., Ltd., Class A	220,400	232,299
	Sunresin New Materials Co., Ltd., Class A	77,942	574,522
#	Sunshine 100 China Holdings, Ltd.	940,000	147,282
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	213,497
	Sunwave Communications Co., Ltd., Class A	190,000	155,462
*	Suzhou Anjie Technology Co., Ltd., Class A	238,099	523,841
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	188,934
	Suzhou Keda Technology Co., Ltd., Class A	109,368	117,243
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	155,325
	Suzhou TFC Optical Communication Co., Ltd., Class A	80,500	529,047
	Symphony Holdings, Ltd.	7,930,000	857,617
	T&S Communications Co., Ltd., Class A	66,437	151,980
	Taiji Computer Corp., Ltd., Class A	168,856	531,142
	Tang Palace China Holdings, Ltd.	440,000	53,865
	TangShan Port Group Co., Ltd., Class A	1,557,011	639,338
*	Taung Gold International, Ltd.	60,770,000	242,399
	TCL Electronics Holdings, Ltd.	3,397,347	2,507,986
	Ten Pao Group Holdings, Ltd.	524,000	139,131
#	Tenfu Cayman Holdings Co., Ltd.	289,000	202,694
	Tian An China Investment Co., Ltd.	1,719,000	1,019,396
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	614,241
*	Tian Ge Interactive Holdings, Ltd.	2,454,000	407,037
*	Tian Shan Development Holding, Ltd.	1,874,000	500,092
	Tiangong International Co., Ltd.	4,204,000	2,614,070
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	1,864,000	684,183
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	956,200	644,943
	Tianjin Development Holdings, Ltd.	2,298,000	490,634
	Tianjin Guangyu Development Co., Ltd., Class A	493,294	413,136
	Tianjin Port Development Holdings, Ltd.	12,226,800	990,031
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	19,900	74,231
	Tianli Education International Holdings, Ltd.	2,127,000	1,761,735
#	Tianneng Power International, Ltd.	3,016,048	5,530,125
	Tianyun International Holdings, Ltd.	1,794,000	379,104
	Tibet Summit Resources Co., Ltd., Class A	294,000	567,352
	Tibet Tianlu Co., Ltd., Class A	122,100	133,111
# *	Tibet Water Resources, Ltd.	9,348,000	926,069
*	Time Watch Investments, Ltd.	1,286,000	128,970
	Titan Wind Energy Suzhou Co., Ltd., Class A	227,900	299,558
	Tomson Group, Ltd.	2,773,054	703,278
	Tong Ren Tang Technologies Co., Ltd., Class H	2,701,000	2,134,392
*	Tongcheng-Elong Holdings, Ltd.	1,569,600	3,926,512

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongda Group Holdings, Ltd.	20,040,000	$1,466,793
*	Tongdao Liepin Group	9,400	31,621
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	187,548
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	120,789
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	153,500	86,368
	Tongyu Heavy Industry Co., Ltd., Class A	297,953	137,777
#	Top Spring International Holdings, Ltd.	1,539,500	265,828
	Towngas China Co., Ltd.	4,733,735	2,329,323
	TravelSky Technology, Ltd., Class H	2,122,000	4,642,796
#*	Trigiant Group, Ltd.	4,284,000	412,315
	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	6,045,573	993,698
	Tsaker Chemical Group, Ltd.	1,314,500	200,814
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	970,900	284,677
#*	Tuniu Corp., Sponsored ADR	148,809	416,665
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	318,818
	Unilumin Group Co., Ltd., Class A	335,700	418,249
	Uni-President China Holdings, Ltd.	5,523,000	6,709,146
# *	United Energy Group, Ltd.	34,254,900	6,755,197
*	V1 Group, Ltd.	10,687,579	894,100
	Valiant Co., Ltd., Class A	110,151	264,020
	Vats Liquor Chain Store Management JSC, Ltd., Class A	75,700	435,033
	Vatti Corp., Ltd., Class A	376,947	421,681
*	VCredit Holdings, Ltd.	97,000	60,039
	Victory Giant Technology Huizhou Co., Ltd., Class A	227,600	815,968
#	Vinda International Holdings, Ltd.	1,352,000	4,806,145
	Virscend Education Co., Ltd.	8,000	1,622
	Visual China Group Co., Ltd., Class A	68,400	140,411
	Wangneng Environment Co., Ltd., Class A	94,545	265,238
	Wangsu Science & Technology Co., Ltd., Class A	594,400	508,971
	Wanxiang Qianchao Co., Ltd., Class A	1,183,762	902,596
	Wasion Holdings, Ltd.	2,866,000	949,067
	Wasu Media Holding Co., Ltd., Class A	357,024	424,021
	Weiqiao Textile Co., Class H	1,986,000	530,845
	Wellhope Foods Co., Ltd., Class A	362,080	615,572
	West China Cement, Ltd.	10,280,000	1,823,783
	Western Region Gold Co., Ltd., Class A	204,600	394,965
	Westone Information Industry, Inc., Class A	142,800	374,528
	Wharf Holdings, Ltd. (The)	2,285,000	6,930,818
	Wisdom Education International Holdings Co., Ltd.	3,004,000	1,516,468
	Wison Engineering Services Co., Ltd.	1,334,000	74,335
	Wolong Electric Group Co., Ltd., Class A	354,572	581,657
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	253,261
	Wuhan Department Store Group Co., Ltd., Class A	234,382	411,065
	Wuhan Jingce Electronic Group Co., Ltd., Class A	72,094	626,905
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	234,743
*	Wutong Holding Group Co., Ltd., Class A	433,200	212,546
	XGD, Inc., Class A	155,100	281,789
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,742,500	2,715,188
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	182,400	471,907
	Xiamen International Airport Co., Ltd., Class A	20,400	54,689
	Xiamen International Port Co., Ltd., Class H	4,430,000	625,131
	Xiamen ITG Group Corp., Ltd., Class A	489,000	518,503
	Xiamen Meiya Pico Information Co., Ltd., Class A	235,566	606,871
	Xiamen Xiangyu Co., Ltd., Class A	569,400	570,605
	Xiandai Investment Co., Ltd., Class A	421,994	275,500
	Xilinmen Furniture Co., Ltd., Class A	121,000	558,180
	Xingda International Holdings, Ltd.	6,025,338	1,595,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xingfa Aluminium Holdings, Ltd.	481,000	$577,496
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	141,664
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,130,103	1,512,083
	Xinjiang Communications Construction Group Co., Ltd., Class A	60,700	100,336
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	631,800	1,040,999
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	57,894
	Xinjiang Tianshan Cement Co., Ltd., Class A	354,200	797,324
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	71,824	239,850
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	652,067
	Xinyu Iron & Steel Co., Ltd., Class A	382,000	386,109
	Xinyuan Real Estate Co., Ltd., ADR	229,646	583,301
#	Xtep International Holdings, Ltd.	5,646,259	4,924,631
	Xuji Electric Co., Ltd., Class A	321,700	670,269
# *	Xunlei, Ltd., ADR	206,625	1,097,179
	Yadea Group Holdings, Ltd.	4,366,000	9,558,282
	YaGuang Technology Group Co., Ltd., Class A	278,300	334,569
*	Yanchang Petroleum International, Ltd.	12,940,000	147,367
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	173,113	550,901
	YanTai Shuangta Food Co., Ltd., Class A	319,000	641,674
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	156,934	407,736
	Yanzhou Coal Mining Co., Ltd., Class H	3,968,000	4,727,481
*	Yashili International Holdings, Ltd.	5,168,000	478,867
	YGSOFT, Inc., Class A	422,638	540,633
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,244,400	1,153,338
*	Yida China Holdings, Ltd.	1,148,000	320,098
	Yijiahe Technology Co., Ltd., Class A	46,340	654,533
	Yipinhong Pharmaceutical Co., Ltd., Class A	97,380	417,434
	Yip’s Chemical Holdings, Ltd.	1,386,000	789,115
*	Yiren Digital, Ltd., Sponsored ADR	220,957	850,684
*	Yixin Group, Ltd.	403,500	138,501
	Yotrio Group Co., Ltd., Class A	677,800	366,111
	Youzu Interactive Co., Ltd., Class A	314,800	748,990
	Yuexiu Property Co., Ltd.	29,792,284	6,887,482
	Yuexiu Transport Infrastructure, Ltd.	4,436,018	2,724,784
	Yusys Technologies Co., Ltd., Class A	4,700	21,094
	Yuzhou Group Holdings Co., Ltd.	8,962,956	2,487,289
	ZBOM Home Collection Co., Ltd., Class A	71,849	531,229
	Zhaojin Mining Industry Co., Ltd., Class H	3,768,500	3,413,661
	Zhejiang Communications Technology Co., Ltd.	463,200	390,249
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	415,002
	Zhejiang Crystal-Optech Co., Ltd., Class A	398,626	730,909
	Zhejiang Expressway Co., Ltd., Class H	6,240,000	5,424,137
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	222,400	463,460
#	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Hailiang Co., Ltd., Class A	62,281	104,349
	Zhejiang Hangmin Co., Ltd., Class A	354,400	298,582
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	430,830	718,958
	Zhejiang Huace Film & TV Co., Ltd., Class A	502,700	488,810
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	287,800	402,288
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	46,328
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	147,829	673,681
*	Zhejiang Jingu Co., Ltd., Class A	346,600	355,273
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	239,800	399,247
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	983,168	484,723
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	377,100	800,320
	Zhejiang Medicine Co., Ltd., Class A	338,800	850,979
	Zhejiang Meida Industrial Co., Ltd., Class A	223,540	756,695
*	Zhejiang Narada Power Source Co., Ltd., Class A	172,700	282,898
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	306,120	263,555

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co., Ltd., Class A	306,134	$450,348
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	46,781	521,957
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	697,420
	Zhejiang Wanliyang Co., Ltd., Class A	227,770	278,488
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	222,600	507,468
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	544,284
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	60,723
	Zhejiang Yasha Decoration Co., Ltd., Class A	389,600	449,447
*	Zhejiang Yongtai Technology Co., Ltd., Class A	197,869	288,901
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,125,600	1,364,910
	Zhenro Properties Group, Ltd.	2,240,000	1,511,004
	Zhong An Group, Ltd.	13,063,800	661,956
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	228,395
	Zhongshan Public Utilities Group Co., Ltd., Class A	485,800	619,776
	Zhongyu Gas Holdings, Ltd.	1,899,306	1,656,384
#	Zhou Hei Ya International Holdings Co., Ltd.	2,703,500	3,303,830
# *	Zhuguang Holdings Group Co., Ltd.	6,908,000	1,976,956
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	172,200	208,443
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	7,047,301
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	356,587	529,102
*	ZJBC Information Technology Co., Ltd., Class A	201,160	186,245

TOTAL CHINA			1,245,215,032

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	203,191
	Celsia SA ESP	2,125,125	2,440,326
	Cementos Argos SA	1,167,347	1,595,524
*	CEMEX Latam Holdings SA	765,979	795,917
*	Constructora Conconcreto SA	323,906	33,657
*	Corp. Financiera Colombiana SA	289,336	2,468,372
	Grupo Argos SA	4,000	11,286
	Grupo Nutresa SA	98,043	561,618
	Interconexion Electrica SA ESP	4,396	25,041
	Mineros SA	223,012	245,394
	Promigas SA ESP	10,240	20,244

TOTAL COLOMBIA			8,400,570

GREECE — (0.3%)
*	Aegean Airlines SA	112,373	720,413
	Athens Water Supply & Sewage Co. SA	102,231	1,043,787
	Autohellas Tourist and Trading SA	60,466	511,717
	Bank of Greece	115,124	2,115,288
*	Ellaktor SA	311,082	504,268
*	Fourlis Holdings SA	151,041	836,337
*	GEK Terna Holding Real Estate Construction SA	282,747	3,412,775
	Hellenic Exchanges—Athens Stock Exchange SA	212,243	1,047,619
	Holding Co. ADMIE IPTO SA	297,838	964,015
*	Intracom Holdings SA	75,007	127,935
*	LAMDA Development SA	141,364	1,270,959
	Mytilineos SA	103,880	1,930,016
*	Piraeus Financial Holdings SA	34,574	90,043
	Piraeus Port Authority SA	29,114	722,332
	Sarantis SA	146,749	1,582,347
	Terna Energy SA	82,981	1,242,493
	Thessaloniki Port Authority SA	344	11,705

TOTAL GREECE			18,134,049

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (0.2%)
	Anxin-China Holdings, Ltd.	16,347,000	$0
#	Atlas Corp.	377,189	5,197,664
#	China Huiyuan Juice Group, Ltd.	4,034,500	182,099
#	DBA Telecommunication (Asia) Holdings, Ltd.	876,000	42,922
	Fiber Optic Center, Inc.	9,639,999	65,154
#	Fuguiniao Co., Ltd.	1,930,000	180,757
*	GR Properties, Ltd.	796,000	130,927
#	Harmonicare Medical Holdings Ltd.	2,321,000	457,163
	Hosa International, Inc.	3,700,000	25,912
	Hua Han Health Industry Holdings, Ltd.	20,183,698	779,519
	Karce International Holdings Open	1,336,000	0
	My Medicare	6,950,000	38,563
	Real Gold Mining, Ltd.	300,500	10,174
	SMI Culture & Travel Group Holdings, Ltd.	6,033,814	72,862
	Tech-Pro, Inc.	43,862,000	72,278
#	Tenwow International Holdings, Ltd.	4,023,000	73,802
	Texhong Textile Group, Ltd.	1,036,500	1,569,513
	Untrade Youyuan Holdings	2,698,070	0

TOTAL HONG KONG			8,899,309

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	1,558,005	2,156,757
# *	Opus Global Nyrt	302,678	251,972
	Richter Gedeon Nyrt	71,886	2,055,981

TOTAL HUNGARY			4,464,710

INDIA — (14.3%)
*	3M India, Ltd.	688	236,144
	Aarti Drugs, Ltd.	111,466	1,066,735
	Aarti Industries, Ltd.	296,566	6,397,072
	ABB India, Ltd.	1,078	20,192
	Abbott India, Ltd.	15,291	3,125,941
	ACC, Ltd.	42,618	1,078,950
	Accelya Solutions India, Ltd.	3,300	40,789
	Adani Enterprises, Ltd.	563,980	8,707,310
*	Adani Green Energy, Ltd.	685,013	9,456,338
*	Adani Power, Ltd.	2,993,477	3,819,220
	Adani Total Gas, Ltd.	50,749	786,044
*	Adani Transmissions, Ltd.	280,708	3,958,426
*	Aditya Birla Capital, Ltd.	939,391	1,450,653
*	Aditya Birla Fashion and Retail, Ltd.	61,935	145,831
	Advanced Enzyme Technologies, Ltd.	180,273	975,000
	Aegis Logistics, Ltd.	508,694	2,087,657
	Agro Tech Foods, Ltd.	55,878	634,870
*	Ahluwalia Contracts India, Ltd.	24,323	93,450
	AIA Engineering, Ltd.	204,188	5,149,583
	Ajanta Pharma, Ltd.	123,814	3,062,094
	Akzo Nobel India, Ltd.	51,509	1,566,280
	Alembic Pharmaceuticals, Ltd.	262,516	3,497,574
	Alembic, Ltd.	379,744	563,120
	Alkem Laboratories, Ltd.	7,618	283,200
	Alkyl Amines Chemicals	24,885	2,841,572
	Allcargo Logistics, Ltd.	227,668	382,419
	Amara Raja Batteries, Ltd.	170,639	1,859,533
	Amber Enterprises India, Ltd.	9,759	408,158
	Amrutanjan Health Care, Ltd.	10,247	88,055
*	Amtek Auto, Ltd.	217,501	1,514
*	Anant Raj Global, Ltd.	106,825	40,534

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	APL Apollo Tubes, Ltd.	157,045	$2,744,640
	Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151
	Apollo Tyres, Ltd.	1,292,553	3,767,508
*	Arvind Fashions, Ltd.	220,686	388,962
*	Arvind Fashions, Ltd.	38,429	34,734
*	Arvind, Ltd.	521,810	461,615
	Asahi India Glass, Ltd.	421,816	1,676,079
	Ashiana Housing, Ltd.	41,417	68,901
	Ashok Leyland, Ltd.	4,777,564	7,228,811
*	Ashoka Buildcon, Ltd.	369,747	410,083
*	Aster DM Healthcare, Ltd.	23,797	46,200
	Astral Poly Technik, Ltd.	238,242	5,089,620
	AstraZeneca Pharma India, Ltd.	20,891	1,101,906
	Atul, Ltd.	66,076	7,196,982
*	AU Small Finance Bank, Ltd.	111,929	1,510,902
	Automotive Axles, Ltd.	22,283	298,304
	Avanti Feeds, Ltd.	176,442	1,153,358
	Bajaj Consumer Care, Ltd.	378,483	1,430,497
*	Bajaj Electricals, Ltd.	147,844	2,286,498
	Bajaj Holdings & Investment, Ltd.	73,321	3,379,510
	Balaji Amines, Ltd.	54,614	1,912,539
	Balkrishna Industries, Ltd.	369,666	8,776,873
	Balmer Lawrie & Co., Ltd.	303,460	524,481
	Balrampur Chini Mills, Ltd.	576,524	2,148,926
*	Bank of Maharashtra	986,206	320,248
	Bannari Amman Sugars, Ltd.	12,765	298,136
	BASF India, Ltd.	53,569	1,595,351
	Bata India, Ltd.	151,365	2,779,474
	Bayer CropScience, Ltd.	8,516	619,032
	BEML, Ltd.	44,668	699,216
*	BF Utilities, Ltd.	80,239	302,474
	Bhansali Engineering Polymers, Ltd.	217,589	465,983
	Bharat Dyanamics, Ltd.	18,219	82,646
	Bharat Electronics, Ltd.	1,795,899	3,188,280
	Bharat Forge, Ltd.	702,257	5,771,508
*	Bharat Heavy Electricals, Ltd.	3,799,586	2,460,067
	Bharat Rasayan, Ltd.	2,819	460,339
	Birla Corp., Ltd.	96,625	1,203,575
	Birlasoft, Ltd.	680,014	2,249,891
	Bliss Gvs Pharma, Ltd.	170,153	233,319
*	Blue Dart Express, Ltd.	26,299	1,865,705
	Blue Star, Ltd.	67,002	763,603
*	Bodal Chemicals, Ltd.	82,131	106,655
*	Borosil Renewables, Ltd.	92,973	292,312
*	Borosil, Ltd.	2,472	6,544
	Brigade Enterprises, Ltd.	267,513	905,343
	BSE, Ltd.	74,598	603,316
*	Camlin Fine Sciences, Ltd.	13,806	28,685
	Can Fin Homes, Ltd.	177,846	1,401,421
*	Canara Bank	960,129	1,786,576
*	Capacit’e Infraprojects, Ltd.	15,657	39,853
	Caplin Point Laboratories, Ltd.	94,439	628,399
	Carborundum Universal, Ltd.	256,110	1,883,710
	Care Ratings, Ltd.	33,116	221,995
	Castrol India, Ltd.	540,366	912,471
	CCL Products India, Ltd.	318,730	1,159,508
	Ceat, Ltd.	96,456	1,796,613
	Central Depository Services India, Ltd.	209,455	2,286,188
*	Century Plyboards India, Ltd.	288,551	1,362,876

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries, Ltd.	129,847	$856,871
*	Cera Sanitaryware, Ltd.	26,090	1,360,936
	CESC, Ltd.	276,443	2,262,698
*	CG Power and Industrial Solutions, Ltd.	288,948	270,743
	Chambal Fertilizers & Chemicals, Ltd.	574,017	1,660,911
*	Chennai Petroleum Corp., Ltd.	216,468	320,780
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,447
	Cholamandalam Financial Holdings, Ltd.	446,773	3,429,372
	Cholamandalam Investment and Finance Co., Ltd.	288,927	2,218,497
	City Union Bank, Ltd.	1,513,576	3,382,622
	Cochin Shipyard, Ltd.	43,308	212,930
*	Coffee Day Enterprises, Ltd.	170,282	86,552
	Coforge, Ltd.	102,611	3,963,240
	Container Corp. Of India, Ltd.	290,852	2,309,634
	Coromandel International, Ltd.	448,963	4,485,930
*	CreditAccess Grameen, Ltd.	19,899	160,050
	CRISIL, Ltd.	92,054	2,304,510
	Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369
	Cummins India, Ltd.	296,857	3,346,773
	Cyient, Ltd.	274,228	2,720,545
*	Dalmia Bharat, Ltd.	249,218	5,058,144
*	DB Corp., Ltd.	23,065	25,241
*	DCB Bank, Ltd.	742,239	908,460
	DCM Shriram, Ltd.	198,641	1,878,910
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	654,959
	Deepak Nitrite, Ltd.	174,205	4,385,116
	Delta Corp., Ltd.	589,721	1,190,526
	Dhampur Sugar Mills, Ltd.	121,578	371,262
	Dhani Services, Ltd.	898,257	2,156,323
	Dhani Services, Ltd.	152,225	169,000
*	Dhanuka Agritech, Ltd.	50,845	525,264
	Dilip Buildcon, Ltd.	163,240	1,193,427
*	Dish TV India, Ltd.	3,152,898	394,733
*	Dishman Carbogen Amcis, Ltd.	294,831	628,894
	Dixon Technologies India, Ltd.	85,119	4,798,848
	Dr Lal PathLabs, Ltd.	124,715	4,932,077
*	DRC Systems India, Ltd.	2,155	7,638
	eClerx Services, Ltd.	73,711	1,228,171
	Edelweiss Financial Services, Ltd.	1,553,368	1,222,477
*	EID Parry India, Ltd.	350,991	1,633,914
*	EIH, Ltd.	714,321	833,198
	Elgi Equipments, Ltd.	626,106	1,805,353
	Emami, Ltd.	349,611	2,311,616
	Endurance Technologies, Ltd.	48,653	864,292
	Engineers India, Ltd.	716,970	701,744
	EPL, Ltd.	160,818	485,958
	Eris Lifesciences, Ltd.	83,281	679,608
	Escorts, Ltd.	260,123	3,931,528
*	Eveready Industries India, Ltd.	26,533	105,273
	Excel Industries, Ltd.	3,403	40,409
	Exide Industries, Ltd.	1,080,287	2,586,698
	FDC, Ltd.	279,651	1,145,574
*	Federal Bank, Ltd.	6,169,199	6,648,366
	Fine Organic Industries, Ltd.	658	25,449
	Finolex Cables, Ltd.	447,423	2,182,746
	Finolex Industries, Ltd.	1,159,420	2,358,710
	Firstsource Solutions, Ltd.	1,207,770	1,836,285
	Force Motors, Ltd.	4,465	66,827
*	Fortis Healthcare, Ltd.	1,995,789	5,672,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Future Lifestyle Fashions, Ltd.	116,022	$92,426
	Gabriel India, Ltd.	292,409	417,908
	Galaxy Surfactants, Ltd.	6,246	246,072
	Garware Technical Fibres, Ltd.	45,251	1,597,726
	Gateway Distriparks, Ltd.	259,368	710,949
	GE Power India, Ltd.	3,345	11,704
*	GE T&D India, Ltd.	196,502	304,255
*	General Insurance Corp. of India	11,497	31,752
	GHCL, Ltd.	168,820	535,834
	Gillette India, Ltd.	16,462	1,219,952
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,408	363,169
	Glenmark Pharmaceuticals, Ltd.	579,828	4,511,838
	GMM Pfaudler, Ltd.	2,654	148,544
	Godfrey Phillips India, Ltd.	62,377	725,870
	Godrej Agrovet, Ltd.	9,864	66,485
*	Godrej Industries, Ltd.	389,586	2,676,452
*	Godrej Properties, Ltd.	88,668	1,629,244
	Granules India, Ltd.	751,239	3,381,003
	Graphite India, Ltd.	52,686	516,418
	Great Eastern Shipping Co., Ltd. (The)	307,104	1,303,697
*	Greaves Cotton, Ltd.	339,261	661,775
	Greenply Industries, Ltd.	57,080	153,830
	Grindwell Norton, Ltd.	105,759	1,300,209
	Gujarat Alkalies & Chemicals, Ltd.	126,178	700,714
	Gujarat Ambuja Exports, Ltd.	382,496	773,868
*	Gujarat Fluorochemicals, Ltd.	199,797	2,144,617
	Gujarat Gas, Ltd.	841,948	6,030,601
	Gujarat Industries Power Co., Ltd.	151,680	154,903
	Gujarat Mineral Development Corp., Ltd.	59,310	46,646
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	218,381	1,060,679
	Gujarat Pipavav Port, Ltd.	1,156,346	1,432,938
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	564,217
	Gujarat State Petronet, Ltd.	776,471	2,828,395
	Gulf Oil Lubricants India, Ltd.	71,440	684,827
	Hatsun Agro Products, Ltd.	100,180	1,075,890
*	HEG, Ltd.	11,644	357,794
	HeidelbergCement India, Ltd.	277,246	885,533
*	Hemisphere Properties India, Ltd.	216,014	380,906
	Heritage Foods, Ltd.	51,381	252,178
	Hester Biosciences, Ltd.	11,114	332,858
*	HFCL, Ltd.	2,327,451	866,923
	Hikal, Ltd.	227,464	814,872
	HIL, Ltd.	14,674	709,908
	Himadri Speciality Chemical, Ltd.	539,750	322,798
	Himatsingka Seide, Ltd.	13,953	29,375
	Hinduja Global Solutions, Ltd.	41,244	949,833
	Hindustan Aeronautics, Ltd.	8,128	104,656
*	Hindustan Construction Co., Ltd.	1,606,341	166,686
*	Hindustan Oil Exploration Co., Ltd.	233,218	319,749
	Hindustan Petroleum Corp., Ltd.	64,482	203,791
	Honda India Power Products, Ltd.	13,042	175,768
	Honeywell Automation India, Ltd.	8,138	4,755,711
	Huhtamaki India, Ltd.	107,298	396,152
	ICICI Securities, Ltd.	136,551	837,478
	ICRA, Ltd.	3,234	144,883
*	IDFC First Bank, Ltd.	10,469,070	7,720,026
*	IDFC, Ltd.	4,912,013	3,492,730
*	IFB Industries, Ltd.	45,024	594,395
*	IFCI, Ltd.	3,528,611	519,699

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IIFL Finance, Ltd.	767,319	$2,769,152
	IIFL Securities, Ltd.	77,885	54,829
	IIFL Wealth Management, Ltd.	195,299	2,999,040
	India Cements, Ltd. (The)	811,465	1,787,897
	India Glycols, Ltd.	52,227	331,454
*	Indiabulls Housing Finance, Ltd.	1,174,069	2,862,042
*	Indiabulls Real Estate, Ltd.	1,060,107	1,101,755
	IndiaMart InterMesh, Ltd.	8,434	903,696
*	Indian Bank	562,008	831,547
	Indian Energy Exchange, Ltd.	112,960	563,850
	Indian Hotels Co., Ltd. (The)	2,528,672	3,785,115
	Indian Hume Pipe Co., Ltd. (The)	35,244	81,303
*	Indian Overseas Bank	3,261,175	688,526
	Indo Count Industries, Ltd.	118,915	208,437
	Indoco Remedies, Ltd.	134,785	598,312
	Indraprastha Gas, Ltd.	48,406	331,932
*	INEOS Styrolution India, Ltd.	22,002	331,216
*	Infibeam Avenues, Ltd.	1,775,322	938,175
*	Inox Leisure, Ltd.	233,508	851,836
*	Intellect Design Arena, Ltd.	336,954	3,094,069
	IOL Chemicals and Pharmaceuticals, Ltd.	18,557	148,147
	Ipca Laboratories, Ltd.	289,822	8,246,725
	IRB Infrastructure Developers, Ltd.	789,121	1,110,106
	IRCON International, Ltd.	94,785	114,433
	ITD Cementation India, Ltd.	280,853	271,822
*	ITI, Ltd.	77,824	112,996
	J Kumar Infraprojects, Ltd.	45,943	113,771
*	Jagran Prakashan, Ltd.	360,532	261,211
	Jai Corp., Ltd.	222,461	257,258
*	Jaiprakash Power Ventures, Ltd.	11,818,992	495,359
*	Jammu & Kashmir Bank, Ltd. (The)	46,539	14,937
	Jamna Auto Industries, Ltd.	596,709	551,850
	JB Chemicals & Pharmaceuticals, Ltd.	162,419	3,053,666
	Jindal Poly Films, Ltd.	86,195	843,791
	Jindal Saw, Ltd.	598,771	682,775
*	Jindal Stainless Hisar, Ltd.	336,993	737,745
*	Jindal Stainless, Ltd.	553,776	670,430
*	Jindal Steel & Power, Ltd.	1,840,235	10,889,193
*	JK Cement, Ltd.	142,489	5,413,338
	JK Lakshmi Cement, Ltd.	154,054	837,054
	JK Paper, Ltd.	322,548	602,038
	JK Tyre & Industries, Ltd.	377,147	619,751
	JM Financial, Ltd.	1,500,361	1,622,075
	JMC Projects India, Ltd.	188,297	209,465
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	44,055	1,393,031
	JSW Energy, Ltd.	1,513,662	2,241,476
	JTEKT India, Ltd.	143,939	161,632
	Jubilant Foodworks, Ltd.	272,301	10,616,434
*	Jubilant Ingrevia, Ltd.	471,668	2,642,576
	Jubilant Pharmova, Ltd.	390,003	4,182,242
*	Just Dial, Ltd.	189,069	2,232,224
	Jyothy Labs, Ltd.	475,110	937,557
	Kajaria Ceramics, Ltd.	370,632	4,596,787
	Kalpataru Power Transmission, Ltd.	229,449	1,130,338
	Kalyani Steels, Ltd.	73,704	366,276
	Kansai Nerolac Paints, Ltd.	99,858	743,708
*	Karnataka Bank, Ltd. (The)	572,132	473,715
*	Karur Vysya Bank, Ltd. (The)	1,677,921	1,184,680
	Kaveri Seed Co., Ltd.	124,084	1,012,611

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	KEC International, Ltd.	353,455	$1,913,843
	KEI Industries, Ltd.	231,216	1,628,625
	Kiri Industries, Ltd.	64,078	385,349
	Kirloskar Ferrous Industries, Ltd.	7,571	21,621
	Kirloskar Oil Engines, Ltd.	233,424	547,011
	KNR Constructions, Ltd.	362,592	976,817
	KPIT Technologies, Ltd.	708,977	1,874,766
	KPR Mill, Ltd.	105,973	1,968,660
	KRBL, Ltd.	243,470	606,178
	KSB, Ltd.	40,851	482,070
	L&T Finance Holdings, Ltd.	2,934,194	3,438,839
	L&T Technology Services, Ltd.	24,414	898,357
*	LA Opala RG, Ltd.	131,747	386,755
	Lakshmi Machine Works, Ltd.	14,630	1,228,085
	Laurus Labs, Ltd.	837,166	5,120,166
	LG Balakrishnan & Bros, Ltd.	46,615	191,647
	LIC Housing Finance, Ltd.	965,081	5,254,489
	Linde India, Ltd.	102,514	2,543,791
	LT Foods, Ltd.	595,309	581,461
	Lumax Industries, Ltd.	1,862	38,070
	LUX Industries, Ltd.	30,992	802,603
*	Magma Fincorp, Ltd.	49,866	79,778
	Mahanagar Gas, Ltd.	195,326	2,961,492
	Maharashtra Scooters, Ltd.	8,849	431,118
	Maharashtra Seamless, Ltd.	112,868	437,731
*	Mahindra & Mahindra Financial Services, Ltd.	1,801,604	3,913,912
*	Mahindra CIE Automotive, Ltd.	434,548	995,286
*	Mahindra Holidays & Resorts India, Ltd.	211,575	603,651
*	Mahindra Lifespace Developers, Ltd.	111,814	753,136
	Mahindra Logistics, Ltd.	13,323	96,980
	Maithan Alloys, Ltd.	3,803	40,415
	Manappuram Finance, Ltd.	1,034,392	2,071,776
*	Mangalore Refinery & Petrochemicals, Ltd.	806,347	468,723
	Marksans Pharma, Ltd.	1,163,505	1,115,008
	MAS Financial Services, Ltd.	25,335	273,171
	Mastek, Ltd.	33,677	747,067
*	Max Financial Services, Ltd.	202,845	2,459,470
*	Max Healthcare Institute, Ltd.	794,712	2,447,490
	Mayur Uniquoters, Ltd.	83,623	492,814
	Meghmani Organics, Ltd.	501,099	953,968
	Metropolis Healthcare, Ltd.	21,209	685,119
	Minda Industries, Ltd.	281,998	1,995,186
	Mindtree, Ltd.	199,713	5,665,303
	Mishra Dhatu Nigam, Ltd.	20,660	51,159
	MOIL, Ltd.	371,934	826,330
*	Morepen Laboratories, Ltd.	893,603	784,720
	Motilal Oswal Financial Services, Ltd.	169,542	1,447,470
	Mphasis, Ltd.	457,375	10,885,965
	MRF, Ltd.	770	835,874
	Multi Commodity Exchange of India, Ltd.	2,641	52,637
	Muthoot Finance, Ltd.	5,082	78,880
	Narayana Hrudayalaya, Ltd.	60,494	330,503
	Natco Pharma, Ltd.	415,594	4,994,574
	National Aluminium Co., Ltd.	2,223,972	1,927,634
	Nava Bharat Ventures, Ltd.	237,619	249,567
	Navin Fluorine International, Ltd.	67,419	3,124,903
	Navneet Education, Ltd.	408,956	412,104
	NBCC India, Ltd.	1,986,749	1,084,733
	NCC, Ltd.	1,000,407	1,002,575

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NESCO, Ltd.	95,598	$644,309
	NHPC, Ltd.	1,936,277	631,770
	NIIT, Ltd.	341,045	762,202
	Nilkamal, Ltd.	25,039	651,441
	NLC India, Ltd.	685,573	440,118
	NOCIL, Ltd.	294,679	732,915
*	NRB Bearings, Ltd.	160,550	231,490
	Nucleus Software Exports, Ltd.	30,339	218,275
*	Oberoi Realty, Ltd.	302,921	2,218,316
	Oil India, Ltd.	1,020,603	1,674,358
*	Omaxe, Ltd.	173,248	163,166
	Oracle Financial Services Software, Ltd.	11,744	549,050
	Orient Cement, Ltd.	363,955	518,742
	Orient Electric, Ltd.	264,168	966,149
	Orient Refractories, Ltd.	173,531	739,969
	Oriental Carbon & Chemicals, Ltd.	13,160	165,053
	Page Industries, Ltd.	3,798	1,517,393
	Paisalo Digital, Ltd.	11,486	92,918
	Parag Milk Foods, Ltd.	38,685	58,187
	Persistent Systems, Ltd.	238,893	6,630,142
	Petronet LNG, Ltd.	84,692	273,667
	Pfizer, Ltd.	39,127	2,787,663
	Phillips Carbon Black, Ltd.	326,491	913,243
*	Phoenix Mills, Ltd. (The)	342,753	3,333,661
	PI Industries, Ltd.	287,115	9,700,484
*	PNB Housing Finance, Ltd.	238,767	1,191,262
*	PNC Infratech, Ltd.	120,036	382,479
*	Poly Medicure, Ltd.	70,966	947,650
	Polyplex Corp., Ltd.	56,468	731,097
	Power Finance Corp., Ltd.	503,564	734,221
	Praj Industries, Ltd.	365,363	1,154,402
	Prestige Estates Projects, Ltd.	672,038	2,460,739
*	Prism Johnson, Ltd.	631,808	1,110,444
	Procter & Gamble Health, Ltd.	32,473	2,805,445
	PSP Projects, Ltd.	13,842	77,042
	PTC India Financial Services, Ltd.	1,056,082	243,027
	PTC India, Ltd.	605,290	665,898
*	Punjab National Bank	1,961,074	918,830
	PVR, Ltd.	189,658	2,894,234
*	Quess Corp., Ltd.	89,506	756,338
	Radico Khaitan, Ltd.	287,537	2,188,090
	Rain Industries, Ltd.	437,719	1,050,583
	Rajesh Exports, Ltd.	286,988	2,043,013
	Rallis India, Ltd.	292,613	1,115,280
	Ramco Cements, Ltd. (The)	304,449	4,042,551
	Ramco Industries, Ltd.	151,992	576,841
	Rashtriya Chemicals & Fertilizers, Ltd.	665,056	657,043
	Ratnamani Metals & Tubes, Ltd.	64,864	1,707,471
*	Raymond, Ltd.	130,574	565,119
	RBL Bank, Ltd.	1,178,715	2,934,004
	REC, Ltd.	2,801,417	4,826,885
	Redington India, Ltd.	1,289,435	3,111,038
*	Relaxo Footwears, Ltd.	225,225	2,656,901
*	Reliance Power, Ltd.	769,510	50,766
*	Religare Enterprises, Ltd.	66,465	76,916
	Repco Home Finance, Ltd.	52,378	235,000
	Sanofi India, Ltd.	35,791	3,639,900
	Sasken Technologies, Ltd.	14,843	186,818
	Savita Oil Technologies, Ltd.	1,482	20,758

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Schaeffler India, Ltd.	36,863	$2,609,042
*	Schneider Electric Infrastructure, Ltd.	69,305	84,889
*	Sequent Scientific, Ltd.	244,159	960,653
	Sharda Cropchem, Ltd.	97,276	392,585
	Shilpa Medicare, Ltd.	123,440	709,461
	Shipping Corp. of India, Ltd.	601,620	848,070
*	Shoppers Stop, Ltd.	107,780	289,141
*	Shree Renuka Sugars, Ltd.	503,883	82,131
	Shriram City Union Finance, Ltd.	64,781	1,230,157
	Shriram Transport Finance Co., Ltd.	393,021	7,092,351
	SIS, Ltd.	1,632	7,964
	SKF India, Ltd.	85,911	2,593,087
	Sobha, Ltd.	261,447	1,713,252
	Solar Industries India, Ltd.	120,903	1,999,774
	Solara Active Pharma Sciences, Ltd.	13,202	270,836
	Somany Ceramics, Ltd.	2,679	15,187
	Somany Home Innovation, Ltd.	174,562	671,422
	Sonata Software, Ltd.	182,923	1,412,432
*	South Indian Bank, Ltd. (The)	2,590,987	277,467
	SRF, Ltd.	77,048	6,702,538
	Srikalahasthi Pipes, Ltd.	80,058	209,731
	Steel Authority of India, Ltd.	3,171,874	5,046,925
	Sterlite Technologies, Ltd.	525,634	1,628,595
	Strides Pharma Science, Ltd.	224,506	2,616,757
	Subros, Ltd.	104,258	420,343
	Sudarshan Chemical Industries	92,891	822,631
	Sumitomo Chemical India, Ltd.	124,491	502,646
	Sun TV Network, Ltd.	433,519	3,180,086
	Sundaram Finance Holdings, Ltd.	54,598	54,259
	Sundaram Finance, Ltd.	88,088	2,954,869
	Sundaram-Clayton, Ltd.	6,812	289,592
	Sundram Fasteners, Ltd.	326,113	3,100,088
	Sunteck Realty, Ltd.	246,560	889,003
	Suprajit Engineering, Ltd.	222,958	781,413
	Supreme Industries, Ltd.	243,764	6,734,461
	Supreme Petrochem, Ltd.	165,945	1,622,314
	Suven Pharmaceuticals, Ltd.	874,180	6,345,982
*	Suvidhaa Infoserve, Ltd.	116,579	53,432
	Swan Energy, Ltd.	76,621	134,939
	Swaraj Engines, Ltd.	23,369	461,783
	Symphony, Ltd.	72,354	1,144,895
*	Syngene International, Ltd.	494,871	3,700,223
	Tanla Platforms, Ltd.	52,089	621,447
	Tasty Bite Eatables, Ltd.	629	142,233
	Tata Chemicals, Ltd.	342,050	3,638,195
	Tata Communications, Ltd.	233,493	3,469,045
	Tata Consumer Products, Ltd.	1,455,236	13,121,728
	Tata Elxsi, Ltd.	97,195	4,570,582
	Tata Metaliks, Ltd.	56,536	798,585
	Tata Power Co., Ltd. (The)	4,643,458	6,173,657
*	Tata Steel BSL, Ltd.	85,559	83,139
*	Tata Steel Long Products, Ltd.	63,429	765,286
	TCI Express, Ltd.	76,268	904,891
	Techno Electric & Engineering Co., Ltd.	203,843	807,864
	Thermax, Ltd.	159,123	3,163,731
*	Thomas Cook India, Ltd.	54,020	34,784
	Thyrocare Technologies, Ltd.	75,263	1,043,063
	Tide Water Oil Co India, Ltd.	5,739	345,727
	Time Technoplast, Ltd.	390,193	397,105

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Timken India, Ltd.	110,045	$2,078,370
	Tinplate Co. of India, Ltd. (The)	127,877	340,433
	Torrent Power, Ltd.	635,503	3,392,195
	Transport Corp. of India, Ltd.	121,137	430,451
*	Trident, Ltd.	6,020,165	1,115,408
*	Triveni Engineering & Industries, Ltd.	330,865	549,444
*	Triveni Turbine, Ltd.	426,083	582,495
	TTK Prestige, Ltd.	18,438	1,837,050
	Tube Investments of India, Ltd.	504,209	8,384,164
	TV Today Network, Ltd.	117,651	451,028
*	TV18 Broadcast, Ltd.	2,134,370	976,347
	TVS Motor Co., Ltd.	359,838	3,061,467
	TVS Srichakra, Ltd.	12,766	310,796
*	UCO Bank	2,632,442	389,901
	Uflex, Ltd.	156,759	853,005
	Unichem Laboratories, Ltd.	166,283	721,667
*	Union Bank of India	1,755,363	797,064
*	Usha Martin, Ltd.	50,166	32,510
*	VA Tech Wabag, Ltd.	82,075	274,494
	Vaibhav Global, Ltd.	62,500	3,514,332
	Vakrangee, Ltd.	737,146	506,487
*	Vardhman Textiles, Ltd.	103,439	1,653,583
*	Varroc Engineering, Ltd.	13,628	68,404
	Varun Beverages, Ltd.	130,858	1,685,132
*	Venky’s India, Ltd.	21,527	450,337
	Vesuvius India, Ltd.	9,930	139,981
*	V-Guard Industries, Ltd.	553,953	1,676,042
	Vinati Organics, Ltd.	117,797	2,690,963
	Vindhya Telelinks, Ltd.	15,392	167,692
*	V-Mart Retail, Ltd.	40,534	1,463,943
*	Vodafone Idea, Ltd.	26,426,231	2,968,292
*	VRL Logistics, Ltd.	145,105	425,295
	VST Industries, Ltd.	27,356	1,192,112
	VST Tillers Tractors, Ltd.	13,719	336,074
	Welspun Corp., Ltd.	436,397	834,364
	Welspun Enterprises, Ltd.	338,493	466,957
	Welspun India, Ltd.	1,613,011	1,728,350
	West Coast Paper Mills, Ltd.	119,976	329,742
	Wheels India, Ltd.	3,448	20,647
	Whirlpool of India, Ltd.	71,984	2,151,534
*	Wockhardt, Ltd.	155,767	1,078,667
*	Yes Bank, Ltd.	237,637	46,764
	Zee Entertainment Enterprises, Ltd.	2,031,434	5,061,996
	Zensar Technologies, Ltd.	343,925	1,230,635
	Zydus Wellness, Ltd.	11,393	322,420

TOTAL INDIA			791,033,927

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	2,047,142
*	Acset Indonusa Tbk PT	4,869,900	90,922
	Adaro Energy Tbk PT	15,404,200	1,324,533
	Adhi Karya Persero Tbk PT	7,010,888	559,975
*	Adi Sarana Armada Tbk PT	4,074,600	608,402
*	Agung Semesta Sejahtera Tbk PT	38,971,700	134,868
	AKR Corporindo Tbk PT	6,990,600	1,579,264
*	Alam Sutera Realty Tbk PT	45,808,700	627,067
	Aneka Tambang Tbk	22,958,691	3,939,063
*	Armidian Karyatama Tbk PT	844,800	548
	Arwana Citramulia Tbk PT	18,648,400	955,410

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	1,799,800	$1,160,365
	Astra Otoparts Tbk PT	2,832,700	229,297
*	Astrindo Nusantara Infrastructure Tbk PT	53,656,400	185,727
*	Asuransi Maximus Graha Persada Tbk PT	9,131,000	575,012
*	Bakrie Telecom Tbk PT	49,756,298	32,293
	Bank BTPN Syariah Tbk PT	2,205,400	498,136
*	Bank Bukopin Tbk	22,121,892	722,079
*	Bank Capital Indonesia Tbk PT	1,587,800	48,142
*	Bank Ina Perdana PT	6,723,800	1,037,186
	Bank Maybank Indonesia Tbk PT	10,185,400	277,584
*	Bank Pan Indonesia Tbk PT	17,557,700	1,092,684
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,220,400	885,951
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,116,300	682,857
*	Bank Rakyat Indonesia Agroniaga Tbk PT	4,272,700	271,544
	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,584,024
*	Barito Pacific Tbk PT	6,875,600	475,329
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	195,393
	BFI Finance Indonesia Tbk PT	2,009,900	93,860
*	Bintang Oto Global Tbk PT	10,378,000	947,993
	BISI International Tbk PT	9,781,300	781,862
*	Blue Bird Tbk PT	345,400	32,630
*	Buana Lintas Lautan Tbk PT	11,680,600	249,062
	Bukit Asam Tbk PT	7,524,100	1,231,241
*	Bumi Serpong Damai Tbk PT	12,327,600	1,001,869
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	228,192
	Buyung Poetra Sembada PT	5,653,200	94,640
*	Capital Financial Indonesia Tbk PT	3,739,300	97,933
	Catur Sentosa Adiprana Tbk PT	2,986,100	84,425
	Cikarang Listrindo Tbk PT	2,019,000	98,446
	Ciputra Development Tbk PT	38,584,820	3,036,565
*	Citra Marga Nusaphala Persada Tbk PT	14,660,803	2,007,177
*	City Retail Developments Tbk PT	12,056,400	125,713
	Davomas Abadi Tbk	11,631,700	0
*	Delta Dunia Makmur Tbk PT	21,681,600	551,090
	Dharma Satya Nusantara Tbk PT	5,269,600	231,554
*	Eagle High Plantations Tbk PT	30,271,600	240,605
	Elnusa Tbk PT	14,373,200	352,961
*	Erajaya Swasembada Tbk PT	31,311,500	1,320,877
*	FKS Food Sejahtera Tbk PT	19,238,200	385,737
*	Gajah Tunggal Tbk PT	4,555,800	285,603
*	Hanson International Tbk PT	483,480,300	313,785
*	Harum Energy Tbk PT	1,674,400	596,022
	Hexindo Adiperkasa Tbk PT	508,500	123,509
	Impack Pratama Industri Tbk PT	169,800	19,394
	Indah Kiat Pulp & Paper Corp. Tbk PT	461,300	289,870
	Indika Energy Tbk PT	6,309,600	619,045
	Indo Tambangraya Megah Tbk PT	1,513,800	1,242,040
*	Indo-Rama Synthetics Tbk PT	130,400	34,279
*	Indosat Tbk PT	5,011,800	2,277,661
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	23,369,000	1,285,600
	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	116,055
*	Inti Agri Resources Tbk PT	92,782,800	60,217
*	Intiland Development Tbk PT	37,917,532	479,758
	Japfa Comfeed Indonesia Tbk PT	16,574,900	2,416,725
	Jasa Marga Persero Tbk PT	4,646,300	1,333,072
	Jaya Real Property Tbk PT	11,833,500	458,476
*	Kapuas Prima Coal Tbk PT	44,252,100	443,926
*	Kawasan Industri Jababeka Tbk PT	109,583,857	1,348,614

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	KMI Wire & Cable Tbk PT	5,778,100	$139,067
*	Krakatau Steel Persero Tbk PT	15,837,502	688,986
*	Kresna Graha Investama Tbk PT	51,851,700	534,984
	Link Net Tbk PT	3,802,500	1,051,857
*	Lippo Cikarang Tbk PT	4,331,175	409,768
*	Lippo Karawaci Tbk PT	221,669,740	3,279,152
	Mahkota Group Tbk PT	374,000	18,895
*	Malindo Feedmill Tbk PT	3,423,300	213,038
*	Map Aktif Adiperkasa PT	247,000	40,169
*	Matahari Department Store Tbk PT	7,207,200	896,775
*	Medco Energi Internasional Tbk PT	27,912,507	1,287,166
*	Media Nusantara Citra Tbk PT	17,640,900	1,195,453
	Metrodata Electronics Tbk PT	3,630,800	414,661
	Metropolitan Kentjana Tbk PT	7,900	14,481
*	Mitra Adiperkasa Tbk PT	31,998,500	1,771,625
	Mitra Keluarga Karyasehat Tbk PT	746,000	135,191
	Mitra Pinasthika Mustika Tbk PT	3,287,200	171,289
*	MNC Investama Tbk PT	7,037,100	26,340
*	MNC Land Tbk PT	29,086,600	221,339
*	MNC Sky Vision Tbk PT	1,483,900	69,161
*	MNC Vision Networks Tbk PT	6,702,600	110,437
	Nippon Indosari Corpindo Tbk PT	13,766,189	1,353,594
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,507,000	1,726,304
*	Pacific Strategic Financial Tbk PT	24,269,900	1,234,932
*	Pakuwon Jati Tbk PT	31,341,300	1,148,464
*	Pan Brothers Tbk PT	18,056,400	214,858
*	Panin Financial Tbk PT	70,699,600	943,947
*	Paninvest Tbk PT	5,471,300	299,107
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	67,732
	Perusahaan Gas Negara Tbk PT	25,777,400	2,179,440
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,168,200	1,097,526
*	Pollux Properti Indonesia Tbk PT	72,400	13,111
*	Pool Advista Indonesia Tbk PT	10,473,500	6,797
	PP Persero Tbk PT	12,129,914	1,021,322
	Puradelta Lestari Tbk PT	38,211,400	639,095
	Ramayana Lestari Sentosa Tbk PT	9,932,400	532,551
*	Rimo International Lestari Tbk PT	211,251,900	137,105
*	Salim Ivomas Pratama Tbk PT	15,841,400	629,760
	Samindo Resources Tbk PT	106,600	10,180
*	Sampoerna Agro Tbk PT	4,209,900	550,568
*	Sariguna Primatirta Tbk PT	5,140,000	163,699
*	Sawit Sumbermas Sarana Tbk PT	15,057,600	968,752
	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,304,000	1,211,153
	Semen Baturaja Persero Tbk PT	6,645,400	374,086
*	Siloam International Hospitals Tbk PT	1,454,350	838,191
*	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	305,138
	Sri Rejeki Isman Tbk PT	35,353,931	388,678
*	Sugih Energy Tbk PT	100,457,800	65,199
	Sumber Alfaria Trijaya Tbk PT	270,300	17,771
*	Summarecon Agung Tbk PT	35,205,664	2,357,516
	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	16,995,700	1,850,104
*	Surya Esa Perkasa Tbk PT	16,908,600	449,198
	Surya Pertiwi Tbk PT	1,435,000	46,909
	Surya Semesta Internusa Tbk PT	17,731,200	551,662
	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	190,054
*	Timah Tbk PT	9,484,614	1,131,733

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tower Bersama Infrastructure Tbk PT	5,060,800	$975,686
*	Trada Alam Minera Tbk PT	180,020,800	116,836
	Transcoal Pacific Tbk PT	282,700	141,303
	Trias Sentosa Tbk PT	32,818,400	1,022,001
	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	11,437,500	699,415
	Tunas Ridean Tbk PT	6,994,500	600,447
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,648,700	1,743,488
	Unggul Indah Cahaya Tbk PT	48,239	25,495
*	Vale Indonesia Tbk PT	1,148,300	365,281
	Waskita Beton Precast Tbk PT	33,862,700	472,893
	Waskita Karya Persero Tbk PT	17,356,800	1,331,574
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	137,522
	Wijaya Karya Beton Tbk PT	12,128,500	251,514
	Wijaya Karya Persero Tbk PT	12,013,307	1,194,578
	XL Axiata Tbk PT	6,798,100	980,597

TOTAL INDONESIA			96,223,580

MALAYSIA — (2.1%)
#	Duopharma Biotech Bhd	1,101,579	765,316
#	7-Eleven Malaysia Holdings Bhd, Class B	2,282,385	824,339
#	Aeon Co. M Bhd	1,772,300	553,003
#	AEON Credit Service M Bhd	398,700	1,206,020
#	AFFIN Bank Bhd	1,658,609	708,008
# *	AirAsia Group Bhd	5,873,600	1,245,386
	Ajinomoto Malaysia Bhd	73,700	288,727
*	Alliance Bank Malaysia Bhd	4,096,300	2,597,945
	Allianz Malaysia Bhd	156,100	502,740
# *	Ann Joo Resources Bhd	759,450	530,903
	Astro Malaysia Holdings Bhd	1,556,300	376,154
	Batu Kawan Bhd	5,600	25,291
# *	Berjaya Assets Bhd	2,335,200	182,082
*	Berjaya Corp. Bhd	10,453,628	854,103
*	Berjaya Land Bhd	3,396,100	256,580
	Berjaya Sports Toto Bhd	3,404,229	1,695,121
*	Bermaz Auto Bhd	357,800	129,238
	BIMB Holdings Bhd	225,908	213,787
	Bintulu Port Holdings Bhd	25,900	27,173
# *	Boustead Holdings Bhd	2,022,228	291,115
	Boustead Plantations Bhd	622,199	87,239
#	British American Tobacco Malaysia Bhd	375,300	1,313,027
*	Bumi Armada Bhd	10,538,800	1,045,542
	Bursa Malaysia Bhd	1,522,800	3,133,460
#	Cahya Mata Sarawak Bhd	2,585,300	1,291,529
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,204,140
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	832,940	253,811
#	Comfort Glove Bhd	741,100	497,745
	CSC Steel Holdings Bhd	353,800	163,875
*	Cypark Resources Bhd	1,120,950	360,740
#	D&O Green Technologies Bhd	3,068,600	3,497,166
#	Datasonic Group Bhd	5,677,700	809,397
# *	Dayang Enterprise Holdings Bhd	1,552,175	529,977
	DRB-Hicom Bhd	3,367,800	1,565,054
#	Dufu Technology Corp. Bhd	238,700	254,486
	Dutch Lady Milk Industries Bhd	83,300	707,524
	Eastern & Oriental Bhd	1,323,807	193,605
#	Eco World Development Group Bhd	2,888,100	437,179
#	Eco World International Bhd	872,100	118,058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Econpile Holdings Bhd	526,300	$60,269
	Ekovest BHD	6,010,550	674,053
	FAR East Holdings Bhd	258,300	182,910
	Formosa Prosonic Industries Bhd	143,000	87,436
	Foundpac Group Bhd	216,200	45,775
	Frontken Corp. Bhd	3,438,450	2,626,650
	Gabungan AQRS Bhd	1,021,810	158,193
	Gadang Holdings Bhd	1,732,500	177,365
#	Gas Malaysia Bhd	685,600	454,785
	George Kent Malaysia Bhd	1,061,800	209,712
	Globetronics Technology Bhd	2,233,772	1,219,358
	Golden Plus Holding Bhd	216,000	0
# *	Green Packet Bhd	925,500	83,467
#	Guan Chong Bhd	995,200	715,717
	Hai-O Enterprise Bhd	769,720	405,618
	HAP Seng Consolidated Bhd	593,440	1,162,892
#	Heineken Malaysia Bhd	418,300	2,631,845
#	Hengyuan Refining Co. Bhd	516,400	675,368
	HeveaBoard Bhd	526,300	84,121
	Hiap Teck Venture Bhd	3,287,000	508,644
#	Hibiscus Petroleum Bhd	5,289,200	801,964
	Hong Leong Industries Bhd	352,800	813,696
*	HSS Engineers Bhd	142,700	21,558
	Hup Seng Industries Bhd	1,068,233	245,131
*	IGB Bhd	659,423	451,919
	IJM Corp. Bhd	3,041,300	1,446,647
	IJM Plantations Bhd	550,200	243,065
	Inch Kenneth Kajang Rubber P.L.C.	118,600	13,885
#	Insas Bhd	1,776,281	372,473
# *	Iskandar Waterfront City Bhd	2,071,200	240,230
# *	JAKS Resources Bhd	5,839,080	875,387
# *	Jaya Tiasa Holdings Bhd	1,574,827	272,034
#	JHM Consolidation Bhd	1,456,900	694,134
	Johore Tin Bhd	232,200	91,190
	Karex Bhd	97,000	16,793
*	Keck Seng Malaysia Bhd	398,750	349,166
	Kenanga Investment Bank Bhd	184,000	69,962
#	Kerjaya Prospek Group Bhd	808,890	266,158
	Kim Loong Resources Bhd	933,780	330,042
# *	KNM Group Bhd	10,457,580	468,572
	KPJ Healthcare Bhd	10,238,800	2,548,745
	Kretam Holdings Bhd	2,279,600	361,639
*	Kronologi Asia Bhd	874,500	150,006
*	KSL Holdings Bhd	887,318	135,350
	Kumpulan Fima BHD	290,150	135,948
*	Land & General Bhd	6,659,160	202,426
# *	LBS Bina Group Bhd	2,657,916	320,825
	Leong Hup International Bhd	525,600	91,003
	Lii Hen Industries Bhd	352,800	294,397
#	Lingkaran Trans Kota Holdings Bhd	723,600	663,687
	Lotte Chemical Titan Holding Bhd	1,630,900	1,283,909
	LPI Capital Bhd	364,624	1,229,623
#	Magni-Tech Industries Bhd	695,033	391,580
#	Magnum Bhd	3,660,763	1,884,881
#	Mah Sing Group Bhd	4,608,587	1,156,216
	Malakoff Corp. Bhd	6,024,800	1,242,161
#	Malayan Flour Mills Bhd	2,503,175	574,215
	Malaysia Building Society Bhd	7,403,866	1,137,348
	Malaysian Pacific Industries Bhd	292,813	2,767,991

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd	8,354,198	$916,417
#	Matrix Concepts Holdings Bhd	2,422,258	1,122,352
	MBM Resources BHD	566,396	468,371
	Media Chinese International, Ltd.	1,650,900	76,543
	Mega First Corp. Bhd	1,096,200	1,948,163
#	MKH Bhd	1,630,634	544,463
#	MMC Corp. Bhd	1,736,800	469,867
#	MNRB Holdings Bhd	1,247,988	374,522
# *	MPHB Capital Bhd	1,391,000	444,705
	Muda Holdings Bhd	423,200	290,201
	Muhibbah Engineering M Bhd	1,248,150	304,171
*	Mulpha International Bhd	513,330	225,569
	My EG Services Bhd	3,173,423	1,506,638
	NTPM Holdings Bhd	640,000	93,653
*	OCK Group Bhd	1,605,300	195,566
	Oriental Holdings BHD	679,900	865,647
#	OSK Holdings Bhd	5,805,355	1,274,379
#	Padini Holdings Bhd	1,476,100	1,044,086
	Panasonic Manufacturing Malaysia Bhd	40,784	310,513
	Pantech Group Holdings Bhd	1,438,719	187,541
#	Paramount Corp. Bhd	1,181,255	237,686
	Pentamaster Corp. Bhd	1,816,865	2,576,840
#	PESTECH International Bhd	190,000	49,542
#	Petron Malaysia Refining & Marketing Bhd	290,500	324,468
	PIE Industrial Bhd	23,400	18,464
# *	Pos Malaysia Bhd	1,104,600	235,613
#	Power Root Bhd	150,600	63,938
#	Ranhill Utilities Bhd	1,819,306	359,649
	RCE Capital Bhd	72,500	47,573
*	Rimbunan Sawit Bhd	1,951,000	121,240
# *	Rubberex Corp. M Bhd	621,500	211,622
	Sam Engineering & Equipment M Bhd	123,300	201,466
*	Sapura Energy Bhd	36,457,000	1,188,929
	Sarawak Oil Palms Bhd	651,604	597,347
#	Scientex Bhd	2,945,872	3,013,475
#	SEG International BHD	145,885	22,239
	Serba Dinamik Holdings Bhd	3,027,000	1,222,423
	Shangri-La Hotels Malaysia Bhd	336,200	305,311
#	Sime Darby Property Bhd	5,321,000	862,695
#	SKP Resources Bhd	2,663,125	1,076,344
# *	SP Setia Bhd Group	3,125,400	785,630
*	Sumatec Resources Bhd	6,536,100	1,436
	Sunway Construction Group Bhd	267,136	113,373
	Suria Capital Holdings Bhd	541,360	141,230
#	Syarikat Takaful Malaysia Keluarga Bhd	1,110,600	1,208,268
#	Ta Ann Holdings Bhd	1,171,789	808,529
#	Taliworks Corp. Bhd	2,152,216	440,988
#	Tan Chong Motor Holdings Bhd	632,900	185,507
#	Thong Guan Industries Bhd	490,000	306,975
	TIME dotCom Bhd	498,988	1,690,079
	TMC Life Sciences Bhd	1,213,500	213,103
# *	Tropicana Corp. Bhd	3,059,290	671,853
	TSH Resources Bhd	2,128,100	555,242
*	Tune Protect Group Bhd	650,600	68,174
#	Uchi Technologies Bhd	1,190,000	909,965
	UEM Edgenta Bhd	1,048,000	473,079
# *	UEM Sunrise Bhd	6,783,400	702,927
	UMW Holdings Bhd	1,221,300	983,125
#	United Malacca Bhd	466,350	580,394

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	United Plantations Bhd	525,600	$1,820,963
	UOA Development Bhd	3,994,400	1,793,326
	UWC BHD	88,700	129,040
# *	Velesto Energy Bhd	14,366,808	574,178
	ViTrox Corp. Bhd	208,300	815,982
*	Vivocom International Holdings Bhd	507,083	83,694
# *	WCT Holdings Bhd	2,917,488	370,018
#	Wellcall Holdings Bhd	1,727,400	455,112
	Yinson Holdings Bhd	897,400	1,142,626
#	YNH Property Bhd	3,131,816	2,108,823
*	YTL Corp. Bhd	107,063	18,668
*	YTL Power International Bhd	1,381,643	244,549

TOTAL MALAYSIA			116,353,806

MEXICO — (2.6%)
#	ALEATICA S.A.B. de C.V.	228,600	231,342
	Alfa S.A.B. de C.V., Class A	858,225	598,220
	Alpek S.A.B. de C.V.	2,089,909	2,333,699
# *	Alsea S.A.B. de C.V.	1,973,199	3,244,669
# *	Axtel S.A.B. de C.V.	6,484,304	1,750,957
# *	Banco del Bajio SA	3,168,170	5,034,477
#	Bolsa Mexicana de Valores S.A.B. de C.V.	2,297,656	5,112,078
*	CMR S.A.B. de C.V.	1,323	135
*	Consorcio ARA S.A.B. de C.V.	5,717,473	1,467,683
*	Controladora Nemak SAB de CV	858,225	117,780
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	147,981	2,407,651
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	3,331,195
*	Corp.Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	436,404
*	Corp. Actinver S.A.B. de C.V.	198,770	98,124
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,162,009	6,190,713
	Corp. Moctezuma S.A.B. de C.V.	880,024	2,714,751
	Corporativo Fragua S.A.B. de C.V.	3	42
	Corporativo GBM S.A.B. de C.V.	24,619	11,728
*	Corpovael S.A. de C.V.	73,341	13,722
# *	Credito Real S.A.B. de C.V. Sofom ER	1,301,634	591,155
	Cydsa S.A.B. de C.V.	10,875	7,489
# *	Elementia S.A.B. de C.V.	642,287	435,970
# *	Empresas ICA S.A.B. de C.V.	3,768,186	17,858
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,180
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	4,377,151	4,405,890
*	Gentera S.A.B. de C.V.	4,768,073	2,410,281
	Gruma S.A.B. de C.V., Class B	2,105	22,927
# *	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,370	1,253,637
	Grupo Cementos de Chihuahua S.A.B. de C.V.	941,223	6,639,718
	Grupo Comercial Chedraui S.A. de C.V.	2,116,287	3,297,133
# *	Grupo GICSA SAB de CV	2,528,781	375,753
#	Grupo Herdez S.A.B. de C.V.	1,566,667	3,286,930
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	149,715
	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,491,417
	Grupo KUO S.A.B. de C.V.	749,560	1,737,268
	Grupo Lala S.A.B. de C.V.	1,598,237	1,172,425
*	Grupo Pochteca S.A.B. de C.V.	336,841	101,516
# *	Grupo Posadas S.A.B. de C.V.	198,900	218,616
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	827,058	1,469,817
*	Grupo Sanborns S.A.B. de C.V.	905,924	836,293
#	Grupo Simec S.A.B. de C.V., Class B	994,981	4,838,112
# *	Grupo Sports World S.A.B. de C.V.	621,265	185,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Televisa S.A.B.	93,376	$232,645
*	Grupo Traxion S.A.B. de C.V.	317,143	512,107
# *	Hoteles City Express S.A.B. de C.V.	1,468,562	558,948
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	6,418	285,409
	Industrias Bachoco S.A.B. de C.V.	1,262,776	4,675,332
	Industrias CH S.A.B. de C.V.	1,830,376	12,649,175
#	La Comer S.A.B. de C.V.	3,661,704	6,850,895
	Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980
*	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	483,860
# *	Minera Frisco S.A.B. de C.V., Class A2	3,084,098	625,741
#	Nemak S.A.B. de C.V.	2,296,013	673,264
	Orbia Advance Corp. S.A.B. de C.V.	466,501	1,304,830
	Organizacion Cultiba S.A.B. de C.V.	1,194,387	742,917
# *	Organizacion Soriana S.A.B. de C.V., Class B	348,965	307,844
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	690,956	5,316,647
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	41,840
#	Qualitas Controladora S.A.B. de C.V.	746,415	4,062,411
	Rassini Sab DE CV	3,300	0
# *	Regional S.A.B. de C.V.	935,974	4,775,283
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
# *	Telesites S.A.B. de C.V.	7,409,548	7,074,130
# *	Unifin Financiera S.A.B. de C.V.	928,803	1,070,162
	Vitro S.A.B. de C.V.	765,149	982,074

TOTAL MEXICO			141,791,012

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	556,729
	A Soriano Corp.	2,979,511	430,396
	AC Energy Corp.	3,316,200	468,267
	ACR Mining Corp.	48,205	3,360
*	AgriNurture, Inc.	1,177,100	167,406
	Alliance Global Group, Inc.	9,526,900	2,068,963
	Alsons Consolidated Resources, Inc.	2,780,000	80,725
*	Apex Mining Co., Inc.	5,852,000	209,621
*	AyalaLand Logistics Holdings Corp.	4,951,000	312,176
	Belle Corp.	16,315,400	484,396
*	Bloomberry Resorts Corp.	15,322,900	2,063,390
*	Cebu Air, Inc.	931,220	936,257
*	Cebu Holdings, Inc.	3,180,400	433,771
*	CEMEX Holdings Philippines, Inc.	11,591,263	278,931
	Century Pacific Food, Inc.	3,836,800	1,592,658
	Century Properties Group, Inc.	9,871,151	84,151
*	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	22,566
	China Banking Corp.	6,755,714	3,508,860
	COL Financial Group, Inc.	92,200	7,564
	Cosco Capital, Inc.	12,115,600	1,263,504
	D&L Industries, Inc.	11,570,900	1,733,167
*	DITO CME Holdings Corp.	183,800	38,523
	DMCI Holdings, Inc.	9,182,800	1,011,260
*	DoubleDragon Properties Corp.	2,519,490	669,226
*	Eagle Cement Corp.	574,500	143,249
*	East West Banking Corp.	2,326,700	476,027
*	EEI Corp.	969,200	149,517
	Emperador, Inc.	4,356,800	896,051
	Filinvest Development Corp.	3,577,422	606,119
	Filinvest Land, Inc.	58,333,577	1,319,197
	First Gen Corp.	631,500	407,690
	First Philippine Holdings Corp.	1,763,420	2,457,840

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Global Ferronickel Holdings, Inc.	5,800,911	$322,760
*	Global-Estate Resorts, Inc.	2,410,000	40,987
	GT Capital Holdings, Inc.	138,660	1,509,036
*	Holcim Philippines, Inc.	2,182,300	250,065
*	Integrated Micro-Electronics, Inc.	2,914,914	608,443
	LT Group, Inc.	687,000	191,384
*	MacroAsia Corp.	1,945,032	198,412
*	Manila Water Co., Inc.	7,255,700	2,218,656
	Max’s Group, Inc.	832,200	102,070
*	Megawide Construction Corp.	2,750,508	377,558
	Megaworld Corp.	8,014,000	523,229
	Metro Pacific Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	6,448,000	541,748
	Nickel Asia Corp.	15,280,500	1,757,105
	Petron Corp.	13,352,800	944,576
	Philex Mining Corp.	5,051,300	711,837
*	Philippine National Bank	2,014,326	1,302,535
*	Philippine National Construction Corp.	173,000	3,302
	Philippine Savings Bank	490,477	573,971
	Philippine Seven Corp.	10,510	23,365
	Philippine Stock Exchange, Inc. (The)	82,572	274,735
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	1,133,480	289,445
*	Pilipinas Shell Petroleum Corp.	1,429,790	640,860
	Premium Leisure Corp.	16,097,000	136,773
	Puregold Price Club, Inc.	2,286,690	1,770,813
*	PXP Energy Corp.	3,096,800	494,151
	RFM Corp.	8,141,068	777,415
	Rizal Commercial Banking Corp.	2,899,152	1,100,087
	Robinsons Land Corp.	11,397,851	3,872,119
	Robinsons Retail Holdings, Inc.	1,500,700	1,637,482
	San Miguel Food and Beverage, Inc.	56,990	78,874
	Security Bank Corp.	346,940	830,494
	Semirara Mining & Power Corp.	3,222,300	822,218
	Shakey’s Pizza Asia Ventures, Inc.	274,900	42,138
*	SSI Group, Inc.	2,711,000	68,660
*	Top Frontier Investment Holdings, Inc.	2,580	7,205
	Union Bank of the Philippines	1,379,581	2,062,296
	Vista Land & Lifescapes, Inc.	32,419,200	2,366,361
	Vistamalls, Inc.	589,600	47,660
	Wilcon Depot, Inc.	5,131,800	1,874,682

TOTAL PHILIPPINES			56,277,064

POLAND — (1.1%)
# *	11 bit studios SA	4,190	608,045
	AB SA	2,202	33,172
*	Agora SA	118,444	245,437
*	Alior Bank SA	285,170	2,112,370
*	Alumetal SA	7,000	110,716
	Amica SA	18,000	717,821
# *	AmRest Holdings SE	35,636	296,240
	Apator SA	56,221	355,709
	Asseco Poland SA	59,178	1,097,984
*	Bank Handlowy w Warszawie SA	36,711	392,875
*	Bank Millennium SA	740,670	808,540
# *	Bank Ochrony Srodowiska SA	39,255	87,965
*	Benefit Systems SA	716	167,502
*	Bioton SA	111,045	175,227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Boryszew SA	130,974	$109,564
	Budimex SA	72,063	5,640,186
*	CCC SA	104,491	2,824,944
	Celon Pharma SA	7,657	96,056
# *	CI Games SA	67,015	24,729
*	Ciech SA	102,924	1,057,808
	ComArch SA	11,886	727,559
	Develia SA	1,491,512	1,199,928
	Dom Development SA	14,033	557,575
*	Echo Investment SA	22,550	25,152
*	Enea SA	930,501	2,065,101
*	Eurocash SA	236,705	914,208
*	Fabryki Mebli Forte SA	76,624	1,011,867
# *	Famur SA	1,003,630	647,487
	Firma Oponiarska Debica SA	4,682	100,428
# *	Globe Trade Centre SA	449,774	827,673
# *	Grupa Azoty SA	113,616	1,114,102
*	Grupa Azoty Zaklady Chemiczne Police SA	83,709	278,167
	Grupa Kety SA	65,830	10,664,236
*	Inter Cars SA	39,279	3,233,895
# *	Jastrzebska Spolka Weglowa SA	189,201	1,507,641
	Kernel Holding SA	263,916	3,547,367
# *	KRUK SA	76,313	3,664,150
	Lentex SA	92,418	258,324
#	LiveChat Software SA	14,289	471,027
# *	Lubelski Wegiel Bogdanka SA	33,467	202,183
# *	Mabion SA	3,166	52,776
#	Mirbud SA	32,611	43,811
*	Netia SA	388,091	593,264
	Neuca SA	863	161,144
	NEWAG SA	522	3,563
*	Orange Polska SA	1,286,836	2,311,098
# *	PKP Cargo SA	93,412	478,020
	PlayWay SA	3,415	425,073
# *	Polimex-Mostostal SA	5,642	8,222
	Stalexport Autostrady SA	338,520	318,607
*	Tauron Polska Energia SA	3,943,816	3,512,824
#	TEN Square Games SA	2,509	292,912
	Tim SA/Siechnice	4,029	30,033
# *	VRG SA	897,682	817,971
	Warsaw Stock Exchange	53,731	660,857
	Wawel SA	1,943	310,467
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,310
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	255,584

TOTAL POLAND			60,263,496

QATAR — (0.4%)
	Aamal Co.	5,491,619	1,425,801
	Al Khaleej Takaful Group QSC	455,091	479,247
	Al Khalij Commercial Bank PQSC	1,636,932	973,061
	Al Meera Consumer Goods Co. QSC	189,487	1,001,275
	Alijarah Holding Co., QPSC	991,777	328,739
	Barwa Real Estate Co.	1,512,849	1,342,374
	Doha Bank QPSC	2,001,505	1,445,677
	Doha Insurance Co. QSC	74,785	40,669
*	Gulf International Services QSC	2,690,800	1,152,926
	Gulf Warehousing Co.	747,169	1,050,321
	Mazaya Real Estate Development QPSC	1,959,303	627,621
	Medicare Group	478,090	1,245,444

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Qatar First Bank	2,170,006	$1,142,528
	Qatar Gas Transport Co., Ltd.	372,256	322,161
*	Qatar Insurance Co. SAQ	2,522,240	1,735,188
	Qatar International Islamic Bank QSC	408,304	1,036,401
	Qatar National Cement Co., QSC	413,247	580,980
	Qatar Navigation QSC	488,288	1,002,036
*	Salam International Investment, Ltd. QSC	2,202,179	524,509
	United Development Co. QSC	5,450,972	2,373,797
	Vodafone Qatar QSC	4,891,759	2,381,272
	Widam Food Co.	312,449	409,692
	Zad Holding Co.	4,218	18,097

TOTAL QATAR			22,639,816

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	359,594	584,700
	Globaltrans Investment P.L.C., GDR	168,485	1,047,977
	LSR Group PJSC, GDR	182,441	375,828
	Magnitogorsk Iron & Steel Works PJSC, GDR	51,514	582,108
*	Mail.Ru Group, Ltd., GDR	67,554	1,506,454
*	Mechel PJSC, Sponsored ADR	94,871	182,152
	PhosAgro PJSC, GDR	127,510	2,342,359
	QIWI P.L.C., Sponsored ADR	83,543	881,379
	Ros Agro P.L.C., GDR	44,970	529,747
	Rostelecom PJSC, Sponsored ADR	169,762	1,384,409
	RusHydro PJSC, ADR	826,374	892,484
*	VEON, Ltd., ADR	1,649,123	2,968,421
	VTB Bank PJSC, GDR	27,705	36,737

TOTAL RUSSIA			13,314,755

SAUDI ARABIA — (2.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	54,093	322,323
	Abdullah Al Othaim Markets Co.	19,237	690,107
*	Al Alamiya for Cooperative Insurance Co.	8,800	60,025
	Al Babtain Power & Telecommunication Co.	82,682	876,541
*	Al Etihad Cooperative Insurance Co.	101,504	636,307
*	Al Hammadi Co. for Development and Investment	191,842	1,754,449
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	674,307
	Al Jouf Agricultural Development Co.	62,048	1,510,181
*	Al Jouf Cement Co.	300,437	1,116,033
	Al Khaleej Training and Education Co.	105,972	684,077
	Al Moammar Information Systems Co.	59,290	1,658,546
*	Al Rajhi Co. for Co-operative Insurance	63,817	1,510,006
	Al Yamamah Steel Industries Co.	76,456	863,051
*	AlAbdullatif Industrial Investment Co.	86,188	467,755
	Alandalus Property Co.	145,587	1,005,937
	Aldrees Petroleum and Transport Services Co.	138,947	2,337,404
*	Allianz Saudi Fransi Cooperative Insurance Co.	32,596	233,152
	Arabian Cement Co.	204,053	2,294,938
	Arabian Centres Co., Ltd.	161,910	1,070,199
	Arabian Pipes Co.	84,038	448,804
*	Arabian Shield Cooperative Insurance Co.	70,214	551,033
	Arriyadh Development Co.	269,028	1,618,224
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,483,967
	Astra Industrial Group	142,488	1,192,813
*	AXA Cooperative Insurance Co.	75,427	745,082
	Bank Al-Jazira	242,284	1,231,839
*	Basic Chemical Industries, Ltd.	39,188	405,163
*	Batic Investments and Logistic Co.	32,406	308,630

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bawan Co.	88,596	$858,646
	City Cement Co.	284,216	2,370,016
*	Co. for Cooperative Insurance (The)	116,584	2,409,949
	Dallah Healthcare Co.	137,676	2,334,306
*	Dar Al Arkan Real Estate Development Co.	2,305,478	6,338,318
*	Dur Hospitality Co.	136,270	1,162,984
	Eastern Province Cement Co.	107,835	1,396,293
	Electrical Industries Co.	65,904	523,162
*	Emaar Economic City	1,577,842	4,503,568
	Fitaihi Holding Group	129,522	1,106,351
	Hail Cement Co.	205,682	1,054,702
	Halwani Brothers Co.	56,909	1,618,033
	Herfy Food Services Co.	54,898	890,429
*	Jazan Energy and Development Co.	103,412	611,780
*	Leejam Sports Co. JSC	99,590	1,962,563
	Maharah Human Resources Co., Ltd.	35,329	679,836
*	Malath Cooperative Insurance Co.	49,859	318,214
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	57,530	377,689
*	Methanol Chemicals Co.	253,369	972,978
*	Middle East Healthcare Co.	122,500	1,221,300
*	Middle East Paper Co.	105,045	688,162
	Najran Cement Co.	357,158	2,314,867
*	Nama Chemicals Co.	60,337	607,513
*	National Agriculture Development Co. (The)	185,152	2,004,392
*	National Co., for Glass Manufacturing (The)	63,808	618,389
	National Co., for Learning & Education	12,396	167,414
*	National Gas & Industrialization Co.	152,978	1,504,605
	National Gypsum	61,416	524,163
*	National Industrialization Co.	1,432,896	7,315,473
	National Medical Care Co.	100,303	1,538,190
	Northern Region Cement Co.	367,292	1,729,601
	Qassim Cement Co. (The)	76,494	1,723,799
	Saudi Airlines Catering Co.	149,903	3,041,724
	Saudi Automotive Services Co.	101,530	988,225
	Saudi Cement Co.	197,897	3,416,881
*	Saudi Ceramic Co.	155,153	2,066,657
*	Saudi Chemical Co., Holding	174,392	1,759,347
	Saudi Co. For Hardware CJSC	48,390	896,604
*	Saudi Ground Services Co.	213,600	1,988,330
	Saudi Industrial Services Co.	143,283	1,802,703
*	Saudi Marketing Co.	88,696	897,556
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	17,206	205,115
*	Saudi Printing & Packaging Co.	96,359	653,991
*	Saudi Public Transport Co.	262,610	1,696,555
*	Saudi Re for Cooperative Reinsurance Co.	170,417	643,632
*	Saudi Real Estate Co.	402,814	2,062,881
*	Saudi Research & Marketing Group	131,271	3,161,575
	Saudia Dairy & Foodstuff Co.	38,902	1,747,706
*	Seera Group Holding	642,742	3,410,519
	Southern Province Cement Co.	50,331	1,132,253
*	Tabuk Cement Co.	183,647	981,756
*	Takween Advanced Industries Co.	131,028	603,360
	Umm Al-Qura Cement Co.	119,843	1,002,351
	United Electronics Co.	130,005	4,167,679
	United International Transportation Co.	124,963	1,419,703
	United Wire Factories Co.	68,625	675,373
	Yamama Cement Co.	367,563	3,265,116
	Yanbu Cement Co.	269,904	3,091,761
	Zahrat Al Waha For Trading Co.	28,423	611,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	126,053	$886,823

TOTAL SAUDI ARABIA			129,476,101

SOUTH AFRICA — (3.4%)
#	Adcock Ingram Holdings, Ltd.	155,195	462,067
*	Adcorp Holdings, Ltd.	23,064	10,054
	Advtech, Ltd.	2,805,382	2,667,474
	AECI, Ltd.	671,010	4,702,789
	African Rainbow Minerals, Ltd.	323,175	6,032,577
	Afrimat, Ltd.	214,403	716,240
	Alexander Forbes Group Holdings, Ltd.	3,790,411	997,152
#	Allied Electronics Corp., Ltd., Class A	940,823	767,861
	Alviva Holdings, Ltd.	424,406	372,695
	Astral Foods, Ltd.	147,136	1,401,530
	AVI, Ltd.	1,070,614	5,228,266
*	Barloworld, Ltd.	1,075,098	7,085,094
*	Blue Label Telecoms, Ltd.	1,809,175	536,430
# *	Brait P.L.C	3,644,346	668,888
	Cashbuild, Ltd.	98,150	2,073,053
*	Caxton and CTP Publishers and Printers, Ltd.	323,754	177,365
	City Lodge Hotels, Ltd.	1,151,953	341,733
	Coronation Fund Managers, Ltd.	707,089	2,687,616
#	Curro Holdings, Ltd.	644,651	509,531
*	DataTec, Ltd.	1,912,584	3,757,381
*	Dis-Chem Pharmacies, Ltd.	904,728	1,465,068
*	Distell Group Holdings, Ltd.	187,535	1,629,756
#	DRDGOLD, Ltd.	1,386,609	1,377,820
*	EOH Holdings, Ltd.	21,271	11,399
*	Famous Brands, Ltd.	354,323	1,413,387
*	Foschini Group, Ltd. (The)	934,267	7,409,768
*	Grand Parade Investments, Ltd.	1,258,031	240,725
*	Grindrod Shipping Holdings, Ltd.	38,439	311,940
*	Grindrod, Ltd.	2,635,904	858,057
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	1,627,447	7,388,609
	Hudaco Industries, Ltd.	117,361	889,251
	Impala Platinum Holdings, Ltd.	487,870	9,116,358
	Imperial Logistics, Ltd.	597,606	1,953,695
	Investec, Ltd.	72,448	275,450
	Italtile, Ltd.	831,355	979,371
	JSE, Ltd.	366,844	2,963,796
*	KAP Industrial Holdings, Ltd.	9,913,469	2,768,925
	Lewis Group, Ltd.	582,163	1,229,080
*	Liberty Holdings, Ltd.	432,662	1,717,160
*	Life Healthcare Group Holdings, Ltd.	4,598,177	6,035,851
*	Long4Life, Ltd.	1,987,403	571,926
*	Massmart Holdings, Ltd.	430,051	1,593,508
*	Merafe Resources, Ltd.	3,009,333	132,516
	Metair Investments, Ltd.	970,090	1,521,345
	MiX Telematics, Ltd.	37,895	19,113
	MiX Telematics, Ltd., Sponsored ADR	27,358	353,192
	Momentum Metropolitan Holdings.	3,829,966	5,101,388
	Motus Holdings, Ltd.	459,916	2,882,429
	Mpact, Ltd.	1,132,046	1,750,051
	Mr. Price Group, Ltd.	250,674	3,135,903
	MultiChoice Group, Ltd.	7,672	66,025
*	Murray & Roberts Holdings, Ltd.	3,240,147	2,247,030
*	Nampak, Ltd.	2,190,570	464,811
*	Net 1 UEPS Technologies, Inc.	776	4,409
*	Netcare, Ltd.	3,444,416	3,574,035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Northam Platinum, Ltd.	400,043	$6,879,382
	Oceana Group, Ltd.	285,133	1,362,166
*	Omnia Holdings, Ltd.	1,199,794	4,217,016
*	Pepkor Holdings, Ltd.	110,032	122,173
	Pick n Pay Stores, Ltd.	1,018,625	3,810,070
*	PPC, Ltd.	8,590,118	1,766,240
	PSG Group, Ltd.	133,441	688,852
	PSG Konsult, Ltd.	786,087	583,184
	Raubex Group, Ltd.	1,142,302	2,079,150
	RCL Foods, Ltd.	552,500	331,663
	Reunert, Ltd.	781,704	2,624,579
#	RFG Holdings, Ltd.	423,587	357,538
	Royal Bafokeng Platinum, Ltd.	518,740	3,926,836
*	Santam, Ltd.	157,806	2,788,072
*	Sappi, Ltd.	1,381,096	4,649,876
	Sibanye Stillwater, Ltd.	749,300	3,486,042
	SPAR Group, Ltd. (The)	617,202	7,791,040
*	Spur Corp., Ltd.	291,004	385,167
# *	Sun International, Ltd.	1,612,009	1,677,588
*	Super Group, Ltd.	2,069,448	4,017,899
#	Telkom SA SOC, Ltd.	1,037,185	2,808,751
	Tiger Brands, Ltd.	141,798	1,905,153
*	Tongaat Hulett Pvt, Ltd.	353,085	216,562
# *	Transaction Capital, Ltd.	1,566,095	3,541,743
	Trencor, Ltd.	903,601	258,673
	Truworths International, Ltd.	1,405,531	4,667,738
*	Tsogo Sun Gaming, Ltd.	2,064,536	924,264
*	Tsogo Sun Hotels, Ltd.	92,144	14,147
*	Wilson Bayly Holmes-Ovcon, Ltd.	348,178	2,573,747
*	Woolworths Holdings, Ltd.	1,622,416	5,504,084

TOTAL SOUTH AFRICA			190,608,338

SOUTH KOREA — (15.9%)
# *	3S Korea Co., Ltd.	197,866	503,904
	ABco Electronics Co., Ltd.	34,238	235,198
# *	Able C&C Co., Ltd.	41,842	277,369
	ABOV Semiconductor Co., Ltd.	57,340	862,731
# *	Abpro Bio Co., Ltd.	630,240	717,730
*	Actoz Soft Co., Ltd.	23,627	187,919
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	73,691
# *	Advanced Digital Chips, Inc.	143,496	195,440
#	Advanced Nano Products Co., Ltd.	39,732	1,068,540
	Advanced Process Systems Corp.	57,054	1,445,546
	Aekyung Industrial Co., Ltd.	7,943	186,140
	Aekyung Petrochemical Co., Ltd.	52,655	674,064
# *	AeroSpace Technology of Korea, Inc.	16,794	91,020
	AfreecaTV Co., Ltd.	37,556	3,004,847
*	Agabang&Company	126,885	588,886
	Ahn-Gook Pharmaceutical Co., Ltd.	28,546	333,118
	Ahnlab, Inc.	28,943	1,709,766
	AJ Networks Co., Ltd.	73,938	369,347
*	Ajin Industrial Co., Ltd.	102,112	324,551
	AK Holdings, Inc.	22,689	630,931
*	Alpha Holdings, Inc.	8,313	33,452
# *	ALUKO Co., Ltd.	233,226	1,022,771
*	Amicogen, Inc.	19,425	594,948
*	Aminologics Co., Ltd.	303,153	740,843
# *	Amotech Co., Ltd.	31,831	867,988
# *	Anam Electronics Co., Ltd.	228,729	564,302

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Ananti, Inc.	252,759	$1,811,153
*	Anapass, Inc.	33,999	745,714
*	Anterogen Co., Ltd.	6,073	289,167
*	Apact Co., Ltd.	66,064	400,498
*	Aprogen Healthcare & Games, Inc.	348,018	231,304
# *	Aprogen KIC, Inc.	115,172	215,980
*	Aprogen pharmaceuticals, Inc.	861,356	919,348
*	APS Holdings Corp.	61,048	658,821
*	Arion Technology, Inc.	51,658	2,395
# *	Ascendio Co., Ltd.	42,080	42,559
	Asia Cement Co., Ltd.	6,157	666,819
	ASIA Holdings Co., Ltd.	4,356	504,614
	Asia Paper Manufacturing Co., Ltd.	19,706	983,351
*	Asiana Airlines, Inc.	82,372	1,102,754
#	Atec Co., Ltd.	15,058	483,349
*	A-Tech Solution Co., Ltd.	10,226	147,602
#	Atinum Investment Co., Ltd.	140,303	635,989
*	AUK Corp.	105,844	222,666
#	Aurora World Corp.	24,777	237,684
	Austem Co., Ltd.	53,159	176,166
#	Autech Corp.	107,090	1,291,489
#	Avaco Co., Ltd.	46,925	539,482
	Avatec Co., Ltd.	5,446	97,670
#	Baiksan Co., Ltd.	57,960	477,053
# *	Barun Electronics Co., Ltd.	10,909	38,432
*	Barunson Entertainment & Arts Corp.	180,998	244,246
#	Bcworld Pharm Co., Ltd.	25,475	404,193
	BGF Co., Ltd.	146,750	909,717
#	BH Co., Ltd.	103,922	1,674,841
*	Binex Co., Ltd.	126,499	3,288,010
	Binggrae Co., Ltd.	25,978	1,445,624
*	Biolog Device Co., Ltd.	126,061	349,407
# *	BioSmart Co., Ltd.	66,962	414,610
*	Biotoxtech Co., Ltd.	59,218	572,235
	BIT Computer Co., Ltd.	67,460	565,649
	Bixolon Co., Ltd.	39,816	195,303
*	Bluecom Co., Ltd.	53,146	341,653
	BNK Financial Group, Inc.	380,697	2,622,775
#	Boditech Med, Inc.	116,473	2,560,416
*	Bohae Brewery Co., Ltd.	504,472	516,571
	BoKwang Industry Co., Ltd.	66,131	425,330
#	Bolak Co., Ltd.	200,936	408,079
	Bookook Securities Co., Ltd.	14,493	329,527
#	Boryung Pharmaceutical Co., Ltd.	107,650	2,581,879
# *	Bosung Power Technology Co., Ltd.	218,995	590,246
*	Bubang Co., Ltd.	126,807	386,252
#	Bukwang Pharmaceutical Co., Ltd.	87,852	1,704,563
	Busan City Gas Co., Ltd.	8,953	506,573
	BYC Co., Ltd.	1,007	327,230
# *	BYON Co., Ltd.	278,366	337,090
	Byucksan Corp.	165,999	652,778
*	Cafe24 Corp.	17,538	513,772
*	CammSys Corp.	267,893	600,235
*	Capro Corp.	154,841	708,035
#	Caregen Co., Ltd.	19,697	1,155,198
	Cell Biotech Co., Ltd.	23,610	398,467
*	Chabiotech Co., Ltd.	79,908	1,353,248
	Changhae Ethanol Co., Ltd.	22,759	275,021
*	Charm Engineering Co., Ltd.	192,226	271,758

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Cheil Bio Co., Ltd.	22,914	$69,139
	Cheil Worldwide, Inc.	140,002	2,757,128
*	Chemon, Inc.	44,750	171,542
#	Chemtronics Co., Ltd.	52,337	1,246,274
#	Cheryong Electric Co., Ltd.	59,212	334,104
# *	ChinHung International, Inc.	129,928	292,582
	Chinyang Holdings Corp.	106,598	287,824
# *	Choa Pharmaceutical Co.	122,325	468,059
	Chokwang Leather Co., Ltd.	607	29,901
	Chokwang Paint, Ltd.	20,012	142,691
	Chong Kun Dang Pharmaceutical Corp.	15,250	1,897,555
	Chongkundang Holdings Corp.	14,049	1,360,120
#	Choong Ang Vaccine Laboratory	32,827	533,290
# *	Chorokbaem Media Co., Ltd.	484,198	1,027,516
	Chosun Refractories Co., Ltd.	6,866	553,971
#	Chunbo Co., Ltd.	3,555	576,324
#	Chungdahm Learning, Inc.	20,080	481,010
# *	CJ CGV Co., Ltd.	93,784	2,195,073
*	CJ Freshway Corp.	30,839	662,622
# *	CJ Seafood Corp.	108,137	427,075
	CKD Bio Corp.	15,640	1,041,062
	Classys, Inc.	27,839	365,981
#	Clean & Science Co., Ltd.	20,735	466,147
#	CLIO Cosmetics Co., Ltd.	26,496	544,760
# *	Cloud Air Co., Ltd.	128,993	187,566
*	CMG Pharmaceutical Co., Ltd.	518,599	2,027,414
# *	CNT85, Inc.	2,905	715
	Com2uSCorp.	24,272	3,205,803
	Commax Co., Ltd.	54,691	300,635
# *	Coreana Cosmetics Co., Ltd.	130,046	545,852
*	Corentec Co., Ltd.	254	4,166
*	CORESTEM, Inc.	22,616	351,555
	Cosmax BTI, Inc.	13,075	198,546
*	COSMAX NBT, Inc.	53,231	479,757
*	Cosmax, Inc.	32,313	3,514,897
# *	Cosmecca Korea Co., Ltd.	23,478	335,102
*	CosmoAM&T Co., Ltd.	100,230	2,373,928
*	Cosmochemical Co., Ltd.	84,987	916,014
	Cowell Fashion Co., Ltd.	139,522	829,213
# *	Creative & Innovative System	187,522	2,145,166
	Crown Confectionery Co., Ltd.	22,265	281,806
	CROWNHAITAI Holdings Co., Ltd.	25,793	296,197
*	CrystalGenomics, Inc.	33,538	247,706
	CS Wind Corp.	1,175	80,723
# *	CTC BIO, Inc.	149,452	947,129
	Cuckoo Holdings Co., Ltd.	6,753	852,399
	Cuckoo Homesys Co., Ltd.	32,454	1,228,632
*	Curexo, Inc.	9,054	89,311
# *	Curo Co., Ltd.	641,491	348,862
	Cymechs, Inc.	31,198	682,894
	D.I Corp.	107,396	754,386
# *	DA Technology Co., Ltd.	60,673	320,970
	Dae Han Flour Mills Co., Ltd.	4,487	644,940
	Dae Hwa Pharmaceutical Co., Ltd.	57,759	626,169
	Dae Hyun Co., Ltd.	102,719	236,062
	Dae Won Chemical Co., Ltd.	92,010	226,463
	Dae Won Kang Up Co., Ltd.	165,207	627,626
# *	Dae Young Packaging Co., Ltd.	248,153	620,619
#	Daea TI Co., Ltd.	295,618	1,461,416

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daebongls Co., Ltd.	29,867	$285,561
# *	Daechang Co., Ltd.	290,712	641,576
	Daechang Forging Co., Ltd.	26,733	211,562
	Daedong Corp.	67,150	643,670
	Daeduck Co., Ltd.	64,469	415,639
	Daeduck Electronics Co., Ltd.	99,329	1,357,611
# *	Daehan New Pharm Co., Ltd.	46,120	481,083
	Daehan Steel Co., Ltd.	52,090	987,278
*	Dae-Il Corp.	8,506	34,714
#	Daejoo Electronic Materials Co., Ltd.	53,650	2,423,722
	Daekyo Co., Ltd.	59,377	232,310
	Daelim B&Co Co., Ltd.	44,437	296,224
*	Daemyung Sonoseason Co., Ltd.	300,314	371,508
	Daeryuk Can Co., Ltd.	12,389	68,704
	Daesang Corp.	98,489	2,284,842
	Daesang Holdings Co., Ltd.	55,011	553,144
	Daesung Energy Co., Ltd.	35,012	177,424
	Daesung Holdings Co., Ltd.	22,489	659,510
*	Daesung Industrial Co., Ltd.	83,195	340,894
# *	Daewon Cable Co., Ltd.	267,262	355,820
*	Daewon Media Co., Ltd.	35,199	1,092,287
	Daewon Pharmaceutical Co., Ltd.	76,596	1,157,332
	Daewon San Up Co., Ltd.	55,250	406,470
# *	Daewoo Electronic Components Co., Ltd.	175,033	391,488
*	Daewoo Engineering & Construction Co., Ltd.	160,977	1,064,704
	Daewoong Co., Ltd.	15,835	514,370
#	Daewoong Pharmaceutical Co., Ltd.	8,594	1,024,875
*	Dahaam E-Tec Co., Ltd.	2,100	62,301
	Daihan Pharmaceutical Co., Ltd.	22,490	830,891
	Daishin Securities Co., Ltd.	139,591	2,428,901
*	Daiyang Metal Co., Ltd.	2,014	7,990
*	Danal Co., Ltd.	236,353	1,637,505
#	Danawa Co., Ltd.	32,398	883,998
	Daou Data Corp.	64,916	779,247
	Daou Technology, Inc.	113,654	2,708,386
# *	Dasan Networks, Inc.	140,990	1,213,362
#	Dawonsys Co., Ltd.	120,285	2,084,906
# *	Dayou Automotive Seat Technology Co., Ltd.	283,403	316,740
*	Dayou Plus Co., Ltd.	354,517	371,489
	DB Financial Investment Co., Ltd.	134,387	856,037
	DB HiTek Co., Ltd.	37,963	1,874,771
*	DB, Inc.	546,644	456,090
	DCM Corp.	22,097	306,531
#	Dentium Co., Ltd.	31,475	1,682,944
#	Deutsch Motors, Inc.	102,165	709,852
# *	Development Advance Solution Co., Ltd.	39,144	182,646
*	Dexter Studios Co., Ltd.	7,066	43,967
	DGB Financial Group, Inc.	644,591	5,127,929
	DHP Korea Co., Ltd.	48,800	359,552
	DI Dong Il Corp.	7,581	1,235,187
	Digital Chosun Co., Ltd.	144,719	494,681
	Digital Daesung Co., Ltd.	65,314	465,390
#	Digital Power Communications Co., Ltd.	138,680	1,739,477
# *	DIO Corp.	47,102	1,724,148
	Display Tech Co., Ltd.	52,616	228,924
	DL Construction Co., Ltd.	26,871	855,419
	DL Holdings Co., Ltd.	17,227	1,459,705
	DMS Co., Ltd.	93,018	713,586
#	DNF Co., Ltd.	38,211	822,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co., Ltd.	60,443	$501,335
	Dong A Eltek Co., Ltd.	19,652	182,557
	Dong Ah Tire & Rubber Co., Ltd.	38,282	413,826
	Dong-A Socio Holdings Co., Ltd.	16,055	1,780,289
	Dong-A ST Co., Ltd.	22,300	1,678,059
	Dong-Ah Geological Engineering Co., Ltd.	32,330	528,677
# *	Dongbang Transport Logistics Co., Ltd.	25,627	155,969
	Dongbu Corp.	41,743	479,720
	Dongil Industries Co., Ltd.	4,769	385,794
	Dongjin Semichem Co., Ltd.	150,759	4,152,291
	DongKook Pharmaceutical Co., Ltd.	107,346	2,729,995
	Dongkuk Industries Co., Ltd.	161,706	601,800
	Dongkuk Steel Mill Co., Ltd.	258,512	5,537,066
	Dongkuk Structures & Construction Co., Ltd.	129,912	702,896
	Dongsung Chemical Co., Ltd.	148,124	841,738
	Dongsung Finetec Co., Ltd.	74,289	887,178
*	Dongsung Pharmaceutical Co., Ltd.	8,068	84,190
*	Dongwha Enterprise Co., Ltd.	22,095	1,429,191
	Dongwha Pharm Co., Ltd.	92,411	1,274,693
	Dongwon Development Co., Ltd.	200,297	1,155,768
	Dongwon F&B Co., Ltd.	5,648	1,030,903
	Dongwon Industries Co., Ltd.	6,119	1,483,516
#	Dongwon Systems Corp.	25,142	976,574
*	Dongwoo Farm To Table Co., Ltd.	64,179	199,098
	Dongyang E&P, Inc.	19,653	328,136
# *	Dongyang Steel Pipe Co., Ltd.	495,999	778,245
	Doosan Co., Ltd.	22,914	1,299,595
*	Doosan Infracore Co., Ltd.	489,348	4,740,019
	DoubleUGames Co., Ltd.	41,843	2,389,699
	Douzone Bizon Co., Ltd.	2,597	196,235
	DRB Holding Co., Ltd.	20,458	129,225
# *	Dreamus Co.	92,588	476,226
	Drgem Corp.	2,230	28,931
# *	DRTECH Corp.	175,505	254,131
*	DSK Co., Ltd.	6,892	40,269
	DTR Automotive Corp.	17,056	493,783
# *	Duk San Neolux Co., Ltd.	50,255	1,941,082
	DY Corp.	72,294	367,936
	DY POWER Corp.	34,233	598,895
# *	E& Corp. Co., Ltd.	55,828	619,633
	E1 Corp.	18,640	769,517
	Eagon Industrial, Ltd.	17,740	225,377
#	Easy Bio, Inc.	111,330	843,002
#	Easy Holdings Co., Ltd.	212,980	944,873
	EBEST Investment & Securities Co., Ltd.	14,685	111,161
#	Echo Marketing, Inc.	11,312	238,417
*	EcoBio Holdings Co., Ltd.	40,689	302,904
	Ecopro Co., Ltd.	88,695	5,964,297
	e-Credible Co., Ltd.	18,917	360,653
#	Eehwa Construction Co., Ltd.	63,944	391,863
# *	EG Corp.	28,304	272,059
# *	Ehwa Technologies Information Co., Ltd.	3,284,906	747,140
# *	Elcomtec Co., Ltd.	135,002	168,840
#	Elentec Co., Ltd.	76,987	531,824
# *	EMKOREA Co., Ltd.	136,418	616,636
# *	EM-Tech Co., Ltd.	58,360	1,057,239
# *	EMW Co., Ltd.	204,411	95,788
*	Enex Co., Ltd.	106,249	199,851
	ENF Technology Co., Ltd.	39,941	1,396,865

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Enplus Co., Ltd.	7,607	$25,289
	Eo Technics Co., Ltd.	38,726	4,065,711
	Estechpharma Co., Ltd.	42,421	439,331
*	ESTsoft Corp.	27,672	234,308
# *	E-TRON Co., Ltd.	1,491,477	1,344,431
*	Eubiologics Co., Ltd.	31,060	843,574
	Eugene Corp.	211,561	1,103,116
	Eugene Investment & Securities Co., Ltd.	270,932	1,130,042
#	Eugene Technology Co., Ltd.	66,860	2,868,188
	Eusu Holdings Co., Ltd.	59,047	444,804
*	Ewon Comfortech Co., Ltd.	3,634	27,256
*	Exax, Inc.	13,599	18,628
*	Exem Co., Ltd.	92,152	406,755
#	F&F Co., Ltd.	14,355	2,322,920
	Farmsco	66,345	493,409
	FarmStory Co., Ltd.	168,511	340,168
	Fine Semitech Corp.	39,942	1,014,044
*	Fine Technix Co., Ltd.	4,883	28,017
# *	Firstec Co., Ltd.	144,572	319,122
*	FNC Entertainment Co., Ltd.	3,147	16,449
*	Foosung Co., Ltd.	229,656	2,116,635
	Fursys, Inc.	14,385	587,637
*	Futurestream Networks Co., Ltd.	16,175	19,275
# *	G.U.ON Co., Ltd.	149,142	56,564
	Gabia, Inc.	44,165	589,858
# *	GAEASOFT	14,744	296,530
#	Galaxia Moneytree Co., Ltd.	63,004	408,103
*	Gamevil, Inc.	21,677	823,688
	Gaon Cable Co., Ltd.	9,381	250,423
*	Gemvaxlink Co., Ltd.	291,934	416,137
*	Genie Music Corp.	141,523	770,690
	Geumhwa PSC Co., Ltd.	6,842	200,661
*	GMB Korea Corp.	35,866	240,276
*	GNCO Co., Ltd.	339,706	276,955
#	GOLFZON Co., Ltd.	13,390	1,129,384
	Golfzon Newdin Holdings Co., Ltd.	91,261	606,337
# *	Good People Co., Ltd.	225,318	213,701
*	Grand Korea Leisure Co., Ltd.	82,487	1,210,069
	Green Cross Cell Corp.	29,348	1,103,744
	Green Cross Holdings Corp.	79,061	2,590,313
#	Green Cross LabCell Corp.	7,267	676,840
*	Green Cross Medical Science Corp.	17,495	176,744
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	205,551	522,565
	GS Home Shopping, Inc.	19,246	2,566,363
	Gwangju Shinsegae Co., Ltd.	2,830	438,473
	Hae In Corp.	4,066	27,241
	HAESUNG DS Co., Ltd.	39,224	1,220,539
	Haesung Industrial Co., Ltd.	6,675	87,116
#	Haimarrow Food Service Co., Ltd.	169,271	543,602
	Haitai Confectionery & Foods Co., Ltd.	40,008	347,358
	Halla Corp.	100,614	536,761
	Halla Holdings Corp.	35,290	1,289,554
*	Han Chang Corp.	175,437	184,795
#	Han Kuk Carbon Co., Ltd.	126,255	1,451,531
*	Hana Micron, Inc.	110,153	1,422,171
# *	Hana Tour Service, Inc.	40,706	2,404,983
*	Hanall Biopharma Co., Ltd.	29,447	607,744
	HanChang Paper Co., Ltd.	14,488	30,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hancom MDS, Inc.	24,878	$353,313
*	Hancom, Inc.	72,011	1,186,824
	Handok, Inc.	39,121	1,015,742
	Handsome Co., Ltd.	59,495	2,315,729
#	Hanil Holdings Co., Ltd.	44,195	539,796
	Hanil Hyundai Cement Co., Ltd.	13,956	516,409
# *	Hanjin Heavy Industries & Construction Co., Ltd.	153,060	1,194,703
	Hanjin Transportation Co., Ltd.	40,772	1,442,545
	Hankook & Company Co., Ltd.	4,111	68,586
*	Hankook Corp., Inc.	9,559	454
# *	Hankook Cosmetics Manufacturing Co., Ltd.	8,751	270,457
	Hankook Shell Oil Co., Ltd.	3,099	741,853
	Hankook Synthetics, Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	113,497
#	Hanmi Semiconductor Co., Ltd.	104,946	3,230,144
	HanmiGlobal Co., Ltd.	31,164	332,262
*	Hans Biomed Corp.	35,284	448,904
	Hansae Co., Ltd.	86,688	1,893,421
	Hansae Yes24 Holdings Co., Ltd.	45,615	361,938
	Hanshin Construction	36,052	865,884
	Hanshin Machinery Co.	91,006	181,097
	Hansol Chemical Co., Ltd.	35,006	7,747,979
	Hansol Holdings Co., Ltd.	144,162	581,417
# *	Hansol HomeDeco Co., Ltd.	255,321	465,400
	Hansol Paper Co., Ltd.	70,349	984,005
*	Hansol Technics Co., Ltd.	116,249	1,035,998
#	Hanssem Co., Ltd.	4,250	426,267
	Hanwha Aerospace Co., Ltd.	76,650	2,647,532
	Hanwha Corp.	64,206	1,768,690
*	Hanwha General Insurance Co., Ltd.	259,090	1,110,619
*	Hanwha Investment & Securities Co., Ltd.	463,500	2,164,219
	Hanwha Life Insurance Co., Ltd.	655,542	2,061,212
	Hanyang Eng Co., Ltd.	48,816	791,883
	Hanyang Securities Co., Ltd.	37,231	475,378
*	Harim Co., Ltd.	208,696	598,321
#	Harim Holdings Co., Ltd.	145,706	1,231,862
#	HB Technology Co., Ltd.	271,906	811,816
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,602,899
	HDC Hyundai Engineering Plastics Co., Ltd.	50,887	270,429
#	HDC I-Controls Co., Ltd.	24,719	237,072
*	Helixmith Co., Ltd.	51,227	1,429,224
# *	Heung-A Shipping Co., Ltd.	729,772	31,737
*	Heungkuk Fire & Marine Insurance Co., Ltd.	251,881	1,013,531
*	HFR, Inc.	14,333	265,246
	High Tech Pharm Co., Ltd.	9,245	148,219
	Hite Jinro Co., Ltd.	59,709	1,866,042
#	Hitejinro Holdings Co., Ltd.	27,709	397,033
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	130,384	582,254
# *	HLB Life Science Co., Ltd.	215,298	2,094,989
*	HLB POWER Co., Ltd.	64,725	98,394
	HLscience Co., Ltd.	3,143	122,110
*	HNT Electronics Co., Ltd.	55,565	17,983
*	Home Center Holdings Co., Ltd.	427,427	410,227
# *	Homecast Co., Ltd.	143,591	386,855
	HS Industries Co., Ltd.	173,247	1,258,861
*	HSD Engine Co., Ltd.	87,801	782,435
	Huchems Fine Chemical Corp.	78,515	1,527,732
*	Hugel, Inc.	9,512	1,575,348
*	Humasis Co., Ltd.	52,128	1,148,711

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Humax Co., Ltd.	42,751	$172,901
	Humedix Co., Ltd.	25,895	905,351
*	Huneed Technologies	34,054	257,190
#	Huons Co., Ltd.	34,834	2,368,306
	Huons Global Co., Ltd.	30,905	2,057,555
#	Huvis Corp.	67,616	639,406
	Huvitz Co., Ltd.	39,547	317,586
	Hwa Shin Co., Ltd.	48,675	211,932
	Hwacheon Machine Tool Co., Ltd.	4,961	173,358
*	Hwail Pharm Co., Ltd.	160,089	652,269
	Hwangkum Steel & Technology Co., Ltd.	46,950	405,713
	Hwaseung Corp.Co., Ltd.	126,457	239,221
	Hwaseung Enterprise Co., Ltd.	71,812	1,186,790
*	Hwaseung R&A Co., Ltd.	51,059	293,315
	HwaSung Industrial Co., Ltd.	45,010	529,207
	Hy-Lok Corp.	37,211	638,133
*	Hyosung Advanced Materials Corp.	4,480	1,540,039
*	Hyosung Chemical Corp.	3,102	1,124,152
	Hyosung Corp.	7,523	670,642
*	Hyosung Heavy Industries Corp.	1,710	107,030
	Hyosung TNC Corp.	7,550	4,888,052
	HyosungITX Co., Ltd.	16,612	293,138
# *	Hyulim Robot Co., Ltd.	303,281	312,052
#	Hyundai Bioland Co., Ltd.	88,938	1,802,084
# *	Hyundai Bioscience Co., Ltd.	145,512	5,437,160
	Hyundai BNG Steel Co., Ltd.	41,421	972,019
*	Hyundai Construction Equipment Co., Ltd.	54,680	2,731,950
	Hyundai Corp.Holdings, Inc.	30,030	402,592
#	Hyundai Corp.	37,567	723,404
	Hyundai Department Store Co., Ltd.	46,770	3,889,339
*	Hyundai Electric & Energy System Co., Ltd.	50,960	1,003,270
	Hyundai Elevator Co., Ltd.	72,251	2,938,391
#	Hyundai Ezwel Co., Ltd.	82,435	731,636
	Hyundai Futurenet Co., Ltd.	197,961	805,770
	Hyundai Greenfood Co., Ltd.	202,636	1,768,601
	Hyundai Home Shopping Network Corp.	27,622	1,953,317
	Hyundai HT Co., Ltd.	8,282	77,047
	Hyundai Livart Furniture Co., Ltd.	53,958	867,876
	Hyundai Marine & Fire Insurance Co., Ltd.	153,436	3,349,803
*	Hyundai Mipo Dockyard Co., Ltd.	23,092	1,772,753
	Hyundai Motor Securities Co., Ltd.	76,683	972,190
#	Hyundai Pharmaceutical Co., Ltd.	96,966	593,537
# *	Hyundai Rotem Co., Ltd.	200,316	3,620,687
	Hyundai Wia Corp.	72,651	4,533,271
#	HyVision System, Inc.	58,211	702,809
*	I&C Technology Co., Ltd.	56,987	229,385
#	i3system, Inc.	21,257	395,714
*	iA, Inc.	1,046,999	1,264,727
#	ICD Co., Ltd.	62,959	891,515
*	Icure Pharm, Inc.	2,692	118,405
	IDIS Holdings Co., Ltd.	1,320	15,755
# *	IHQ, Inc.	318,701	662,459
*	Il Dong Pharmaceutical Co., Ltd.	48,363	671,321
#	Iljin Diamond Co., Ltd.	33,103	1,233,102
*	Iljin Display Co., Ltd.	96,082	412,126
	Iljin Electric Co., Ltd.	81,571	306,872
#	Iljin Holdings Co., Ltd.	90,465	448,994
	Ilshin Spinning Co., Ltd.	6,575	596,993
# *	Ilshin Stone Co., Ltd.	206,774	380,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	ilShinbiobase Co., Ltd.	153,975	$799,704
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	313,575
	Ilyang Pharmaceutical Co., Ltd.	59,729	2,045,236
	iMarketKorea, Inc.	74,129	811,887
	InBody Co., Ltd.	48,341	888,557
# *	INCON Co., Ltd.	63,380	139,720
# *	Incross Co., Ltd.	17,970	903,932
# *	Infinitt Healthcare Co., Ltd.	60,954	401,437
*	Infinity NT Co., Ltd.	414,534	271,952
	INITECH Co., Ltd.	34,978	174,452
	Innocean Worldwide, Inc.	42,388	2,282,318
	InnoWireless, Inc.	21,703	871,775
# *	Innox Advanced Materials Co., Ltd.	35,288	1,768,904
# *	Inscobee, Inc.	448,090	1,212,804
# *	Insun ENT Co., Ltd.	125,683	1,542,467
	Intekplus Co., Ltd.	1,719	38,122
	Intellian Technologies, Inc.	8,711	509,674
	Intelligent Digital Integrated Security Co., Ltd.	25,863	643,099
# *	Interflex Co., Ltd.	61,987	667,002
#	Interojo Co., Ltd.	42,753	933,114
	Interpark Corp.	265,024	1,090,955
	INTOPS Co., Ltd.	50,901	1,382,157
# *	iNtRON Biotechnology, Inc.	35,740	735,695
	INZI Display Co., Ltd.	20,792	64,559
# *	Iones Co., Ltd.	71,025	521,806
	IS Dongseo Co., Ltd.	62,228	3,728,102
	ISC Co., Ltd.	45,161	916,974
	i-SENS, Inc.	41,405	1,055,658
	ISU Chemical Co., Ltd.	85,119	1,030,462
*	IsuPetasys Co., Ltd.	123,822	445,686
	It’s Hanbul Co., Ltd.	24,577	569,969
*	Jahwa Electronics Co., Ltd.	50,494	910,850
	JASTECH, Ltd.	43,383	288,686
*	Jayjun Cosmetic Co., Ltd.	142,876	252,426
	JB Financial Group Co., Ltd.	534,217	3,504,899
#	JC Chemical Co., Ltd.	11,668	82,895
#	JC Hyun System, Inc.	53,498	392,363
*	Jcontentree Corp.	23,701	993,105
	Jeil Pharmaceutical Co., Ltd.	5,220	203,796
*	Jeju Air Co., Ltd.	57,829	1,248,145
*	Jeju Semiconductor Corp.	124,855	750,188
# *	Jeongsan Aikang Co., Ltd.	126,662	246,147
	Jinro Distillers Co., Ltd.	7,784	223,588
	Jinsung T.E.C	46,797	635,604
	JLS Co., Ltd.	45,466	275,471
*	JNK Heaters Co., Ltd.	52,520	339,166
*	JoyCity Corp.	19,611	172,124
	JS Corp.	25,839	490,830
# *	Jusung Engineering Co., Ltd.	178,294	2,127,256
	JVM Co., Ltd.	23,322	394,066
	JW Holdings Corp.	175,110	754,403
#	JW Life Science Corp.	36,443	636,905
#	JW Pharmaceutical Corp.	61,888	1,617,494
*	JW Shinyak Corp.	56,118	258,522
#	JYP Entertainment Corp.	111,262	3,282,012
# *	Kanglim Co., Ltd.	152,155	368,583
	Kangnam Jevisco Co., Ltd.	14,797	393,255
*	Kangstem Biotech Co., Ltd.	36,730	225,462
#	KAON Media Co., Ltd.	73,042	817,573

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Co., Ltd.	30,758	$793,391
*	KC Cottrell Co., Ltd.	49,690	335,732
	KC Green Holdings Co., Ltd.	60,480	246,390
	KC Tech Co., Ltd.	48,189	1,295,226
	KCC Corp.	10,020	2,811,102
	KCC Engineering & Construction Co., Ltd.	36,099	349,975
	KCC Glass Corp.	26,167	1,396,976
	KCI, Ltd.	23,655	203,190
	KCO Energy, Inc.	120	0
# *	KEC Corp.	384,550	760,119
	KEPCO Engineering & Construction Co., Inc.	62,565	2,155,562
	KEPCO Plant Service & Engineering Co., Ltd.	45,946	1,399,639
*	KEYEAST Co., Ltd.	58,751	789,221
#	Kginicis Co., Ltd.	74,270	1,332,631
	KGMobilians Co., Ltd.	78,729	764,125
*	KH Electron Co., Ltd.	208,977	220,972
*	KH FEELUX Co., Ltd.	370,756	1,261,150
# *	KH Vatec Co., Ltd.	69,748	1,319,119
*	KineMaster Corp.	1,212	58,576
	KINX, Inc.	14,677	911,147
	KISCO Corp.	85,062	901,036
	KISCO Holdings Co., Ltd.	39,790	704,298
	KISWIRE, Ltd.	48,447	1,182,097
	KL-Net Corp.	61,091	187,927
#	KM Corp.	34,364	356,036
*	KMH Co., Ltd.	96,641	1,001,741
# *	KMW Co., Ltd.	57,420	2,953,938
	Kocom Co., Ltd.	30,712	196,573
#	Koentec Co., Ltd.	88,341	719,588
	Koh Young Technology, Inc.	248,317	6,186,032
	Kolmar BNH Co., Ltd.	33,466	1,525,029
	Kolmar Korea Co., Ltd.	69,539	3,484,343
	Kolmar Korea Holdings Co., Ltd.	32,252	846,536
	Kolon Corp.	27,737	789,460
#	Kolon Global Corp.	29,832	646,134
#	Kolon Industries, Inc.	79,866	4,321,520
*	Kolon Plastic, Inc.	60,456	353,536
	Komelon Corp.	21,175	246,390
	KoMiCo, Ltd.	29,554	1,697,109
	Kopla Co., Ltd.	76,189	396,463
#	Korea Alcohol Industrial Co., Ltd.	57,156	751,612
	Korea Asset In Trust Co., Ltd.	230,553	959,308
	Korea Cast Iron Pipe Industries Co., Ltd.	50,364	469,681
# *	Korea Circuit Co., Ltd.	51,521	589,030
	Korea District Heating Corp.	13,778	526,107
	Korea Electric Terminal Co., Ltd.	24,601	1,638,123
	Korea Electronic Certification Authority, Inc.	76,475	518,249
	Korea Electronic Power Industrial Development Co., Ltd.	62,193	280,979
	Korea Export Packaging Industrial Co., Ltd.	5,621	125,144
	Korea Flange Co., Ltd.	70,591	192,024
# *	Korea Information & Communications Co., Ltd.	24,722	197,867
	Korea Information Certificate Authority, Inc.	80,743	490,533
*	Korea Line Corp.	566,496	1,793,903
# *	Korea Materials & Analysis Corp.	145,937	522,357
	Korea Petrochemical Ind Co., Ltd.	14,726	4,141,614
	Korea Real Estate Investment & Trust Co., Ltd.	655,236	1,361,146
#	Korea United Pharm, Inc.	42,581	1,995,896
	Korean Reinsurance Co.	362,651	2,987,191
	Kortek Corp.	40,078	390,257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KPM Tech Co., Ltd.	113,288	$294,989
	KPX Chemical Co., Ltd.	9,201	584,483
*	KSIGN Co., Ltd.	220,369	374,366
	KSS LINE, Ltd.	66,599	743,584
*	KT Hitel Co., Ltd.	69,415	770,307
	KT Skylife Co., Ltd.	97,894	778,953
#	KT Submarine Co., Ltd.	64,182	358,273
	KTB Investment & Securities Co., Ltd.	197,713	1,030,427
#	KTCS Corp.	149,693	387,137
	Ktis Corp.	123,991	318,343
# *	Kuk Young G&M	167,197	421,721
	Kukbo Design Co., Ltd.	13,600	279,679
	Kukdo Chemical Co., Ltd.	9,526	772,376
#	Kukdong Oil & Chemicals Co., Ltd.	76,171	364,810
# *	Kuk-il Paper Manufacturing Co., Ltd.	412,206	2,329,750
# *	Kum Yang Co., Ltd.	95,714	433,269
# *	Kumho Tire Co., Inc.	405,533	1,463,566
	KUMHOE&C Co., Ltd.	82,952	747,864
	Kumkang Kind Co., Ltd.	62,740	357,201
	Kwang Dong Pharmaceutical Co., Ltd.	152,957	1,226,255
	Kwang Myung Electric Co., Ltd.	159,899	390,305
#	Kyeryong Construction Industrial Co., Ltd.	31,006	954,095
	Kyobo Securities Co., Ltd.	73,316	553,094
	Kyongbo Pharmaceutical Co., Ltd.	54,947	701,422
	Kyung Dong Navien Co., Ltd.	33,244	1,645,046
	Kyung Nong Corp.	25,417	333,498
#	Kyungbang Co., Ltd.	47,694	562,610
	KyungDong City Gas Co., Ltd.	14,614	307,441
	Kyungdong Pharm Co., Ltd.	73,304	680,525
	Kyung-In Synthetic Corp.	138,849	856,021
	L&C Bio Co., Ltd.	8,003	234,684
	L&F Co., Ltd.	59,903	4,852,458
*	LabGenomics Co., Ltd.	49,913	1,117,463
*	Lake Materials Co., Ltd.	9,106	32,062
#	LB Semicon, Inc.	141,058	1,738,779
	Leadcorp, Inc. (The)	79,163	634,139
*	Leaders Cosmetics Co., Ltd.	7,880	28,842
	LEENO Industrial, Inc.	15,458	2,253,189
*	Leenos Corp.	73,526	102,580
	LF Corp.	84,782	1,379,647
	LG Hausys, Ltd.	27,474	2,239,550
	LG HelloVision Co., Ltd.	144,411	690,625
	LG International Corp.	126,161	3,483,751
	LIG Nex1 Co., Ltd.	51,683	1,835,559
	Lion Chemtech Co., Ltd.	33,546	319,490
#	LMS Co., Ltd.	20,005	190,827
*	Lock & Lock Co., Ltd.	89,032	1,224,759
# *	Longtu Korea, Inc.	78,693	451,853
	LOT Vacuum Co., Ltd.	45,136	696,606
	Lotte Chilsung Beverage Co., Ltd.	15,682	1,970,856
	Lotte Confectionery Co., Ltd.	3,088	376,722
	LOTTE Fine Chemical Co., Ltd.	82,293	5,003,944
	Lotte Food Co., Ltd.	1,943	683,295
	LOTTE Himart Co., Ltd.	43,803	1,524,825
# *	Lotte Non-Life Insurance Co., Ltd.	262,386	439,943
# *	Lotte Tour Development Co., Ltd.	73,567	1,214,932
	LS Cable & System Asia, Ltd.	42,484	305,686
#	LS Corp.	30,860	2,020,367
	LS Electric Co., Ltd.	6,961	354,904

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lumens Co., Ltd.	195,828	$242,940
*	Lutronic Corp.	96,909	1,010,941
*	LVMC Holdings	264,921	873,724
	Maeil Dairies Co., Ltd.	3,867	259,256
	Maeil Holdings Co., Ltd.	22,787	204,683
# *	Maniker Co., Ltd.	577,058	381,901
#	Mcnex Co., Ltd.	57,775	2,478,942
#	ME2ON Co., Ltd.	114,316	691,771
#	Mediana Co., Ltd.	24,865	382,793
# *	Medience Co., Ltd.	53,361	297,423
*	Medipost Co., Ltd.	20,716	631,383
#	Medy-Tox, Inc.	10,861	1,701,391
# *	Meerecompany, Inc.	18,431	623,505
#	MegaStudy Co., Ltd.	34,794	420,354
#	MegaStudyEdu Co., Ltd.	37,221	1,931,666
	Meritz Financial Group, Inc.	26,026	418,100
	Meritz Fire & Marine Insurance Co., Ltd.	112,747	2,021,024
	META BIOMED Co., Ltd.	84,496	207,953
*	Mgame Corp.	82,559	613,169
	Mi Chang Oil Industrial Co., Ltd.	3,145	229,764
*	MiCo, Ltd.	120,402	1,581,982
	Minwise Co., Ltd.	38,718	614,002
	Mirae Asset Life Insurance Co., Ltd.	298,276	1,076,748
*	Mirae Corp.	12,807	177,768
	Miwon Chemicals Co., Ltd.	3,853	268,907
	Miwon Commercial Co., Ltd.	5,072	986,307
	Miwon Specialty Chemical Co., Ltd.	7,441	1,170,264
	MK Electron Co., Ltd.	69,927	715,221
*	MNTech Co., Ltd.	82,096	339,672
# *	Mobile Appliance, Inc.	145,964	578,285
# *	Modetour Network, Inc.	65,074	1,318,027
#	Monalisa Co., Ltd.	93,336	432,717
#	MonAmi Co., Ltd.	104,161	524,234
	Moorim P&P Co., Ltd.	108,587	517,931
	Moorim Paper Co., Ltd.	110,030	280,881
#	Motonic Corp.	40,895	468,234
*	MP Group, Inc.	151,072	121,553
#	MS Autotech Co., Ltd.	120,025	921,446
	Muhak Co., Ltd.	56,713	413,864
#	Multicampus Co., Ltd.	10,891	328,857
# *	MyungMoon Pharm Co., Ltd.	128,892	636,425
	Nam Hwa Construction Co., Ltd.	30,178	297,428
#	Namhae Chemical Corp.	114,003	941,410
*	NamKwang Engineering & Construction Co., Ltd.	2,218	29,916
# *	Namsun Aluminum Co., Ltd.	285,935	998,315
*	Namu Tech Co., Ltd.	16,659	46,233
# *	Namuga Co., Ltd.	36,468	298,577
	Namyang Dairy Products Co., Ltd.	1,212	351,132
*	NanoenTek, Inc.	90,213	861,756
	Nasmedia Co., Ltd.	19,432	614,970
# *	Nature & Environment Co., Ltd.	301,292	408,127
*	Naturecell Co., Ltd.	132,386	1,158,565
*	NDFOS Co., Ltd.	42,482	248,339
	NeoPharm Co., Ltd.	23,617	733,517
*	Neowiz	65,017	1,380,546
*	Neowiz Holdings Corp.	19,937	618,597
# *	NEPES Corp.	80,973	2,893,009
#	New Power Plasma Co., Ltd.	114,939	663,133
	Newtree Co., Ltd.	2,760	83,592

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Corp.	108,320	$483,153
	Nexen Tire Corp.	166,946	1,311,615
*	Nexon GT Co., Ltd.	5,993	78,560
# *	Next Entertainment World Co., Ltd.	74,614	811,717
# *	Next Science Co., Ltd.	13,106	253,812
#	NextEye Co., Ltd.	197,968	250,638
*	Nexturnbioscience Co., Ltd.	15,192	265,253
*	NHN Corp.	17,955	1,174,931
# *	NHN KCP Corp.	68,835	3,150,797
*	NIBEC Co., Ltd.	6,411	193,580
	NICE Holdings Co., Ltd.	97,642	1,692,348
	Nice Information & Telecommunication, Inc.	24,833	702,198
	NICE Information Service Co., Ltd.	157,513	3,092,983
	NICE Total Cash Management Co., Ltd.	64,820	384,929
*	NK Co., Ltd.	328,158	381,211
	Nong Shim Holdings Co., Ltd.	9,009	638,966
	Nong Woo Bio Co., Ltd.	34,997	407,590
	NongShim Co., Ltd.	6,662	1,704,764
	Noroo Holdings Co., Ltd.	9,344	123,239
	NOROO Paint & Coatings Co., Ltd.	39,524	486,065
	NPC	66,771	264,379
	NS Shopping Co., Ltd.	61,077	687,363
*	nTels Co., Ltd.	37,498	265,361
*	NuriFlex Co., Ltd.	17,628	114,716
*	NUVOTEC Co., Ltd.	153,125	209,513
	Oceanbridge Co., Ltd.	19,278	319,375
*	OCI Co., Ltd.	9,684	1,078,904
	Okong Corp.	14,342	62,770
# *	Omnisystem Co., Ltd.	171,440	343,410
#	Openbase, Inc.	117,833	315,212
	Opto Device Technology Co., Ltd.	29,480	196,921
#	OptoElectronics Solutions Co., Ltd.	38,766	1,512,201
*	OPTRON-TEC, Inc.	98,190	738,382
# *	Orbitech Co., Ltd.	102,302	785,871
# *	Orientbio, Inc.	437,273	592,577
	Orion Holdings Corp.	100,901	1,593,249
*	OSANGJAIEL Co., Ltd.	31,541	249,052
	Osstem Implant Co., Ltd.	47,384	3,770,278
# *	Osung Advanced Materials Co., Ltd.	258,797	923,693
	Ottogi Corp.	1,544	769,708
	Paik Kwang Industrial Co., Ltd.	128,714	586,941
	Pang Rim Co., Ltd.	101,740	255,569
*	Pan-Pacific Co., Ltd.	119,402	303,022
# *	Paradise Co., Ltd.	99,002	1,594,121
	Park Systems Corp.	2,074	269,502
#	Partron Co., Ltd.	174,259	1,660,295
# *	Paru Co., Ltd.	152,785	174,413
#	People & Technology, Inc.	30,908	659,030
#	PharmaResearch Co., Ltd.	21,005	1,319,182
*	PharmGen Science, Inc.	68,340	964,510
*	Pharmicell Co., Ltd.	141,622	2,104,299
*	Philoptics Co., Ltd.	1,444	15,819
	PI Advanced Materials Co., Ltd.	67,634	2,903,546
	Point Engineering Co., Ltd.	5,136	15,838
*	POLUS BioPharm, Inc.	42,209	8,716
#	Poongsan Corp.	83,760	2,815,197
	Poongsan Holdings Corp.	26,475	672,217
#	Posco ICT Co., Ltd.	241,905	1,561,270
	Posco International Corp.	45,541	856,019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Posco M-Tech Co., Ltd.	108,798	$827,491
# *	Power Logics Co., Ltd.	129,597	950,444
*	Prostemics Co., Ltd.	64,485	192,563
#	Protec Co., Ltd.	19,624	488,509
	PS TEC Co., Ltd.	41,635	213,378
	PSK, Inc.	43,133	1,654,211
	Pulmuone Co., Ltd.	62,039	961,716
*	Puloon Technology, Inc.	2,067	20,723
	Pungkuk Alcohol Industry Co., Ltd.	23,801	421,772
	Pyeong Hwa Automotive Co., Ltd.	45,439	401,435
# *	RaonSecure Co., Ltd.	159,690	624,739
	Rayence Co., Ltd.	21,966	260,979
*	Redrover Co., Ltd.	111,853	34,503
#	Reyon Pharmaceutical Co., Ltd.	33,887	616,650
#	RFHIC Corp.	64,357	2,344,595
*	RFTech Co., Ltd.	114,269	740,989
# *	Robostar Co., Ltd.	29,213	692,653
*	Robotis Co., Ltd.	9,311	138,282
*	Rorze Systems Corp.	12,806	67,864
#	Rsupport Co., Ltd.	59,819	481,687
	S Net Systems, Inc.	53,595	354,252
#	S&S Tech Corp.	67,602	1,931,782
*	S.Y. Co., Ltd.	134,827	463,438
	Sajo Industries Co., Ltd.	10,543	448,401
	Sajodaerim Corp.	2,580	43,325
*	Sajodongaone Co., Ltd.	29,518	35,197
*	Sam Chun Dang Pharm Co., Ltd.	62,412	2,894,720
*	SAM KANG M&T Co., Ltd.	103,756	1,787,633
	Sam Young Electronics Co., Ltd.	45,179	497,899
#	Sam Yung Trading Co., Ltd.	78,984	1,200,880
	Sambo Corrugated Board Co., Ltd.	7,239	103,505
*	Sambo Motors Co., Ltd.	45,702	288,656
*	Sambu Engineering & Construction Co., Ltd.	58,160	143,851
	Samchully Co., Ltd.	9,076	691,434
	Samchuly Bicycle Co., Ltd.	40,771	512,525
#	Samho Development Co., Ltd.	79,540	372,138
	SAMHWA Paints Industrial Co., Ltd.	51,482	605,372
	Samick Musical Instruments Co., Ltd.	235,828	367,827
#	Samick THK Co., Ltd.	39,009	574,762
#	Samil Pharmaceutical Co., Ltd.	43,326	376,639
	Samji Electronics Co., Ltd.	37,339	460,527
	Samjin LND Co., Ltd.	98,862	334,511
	Samjin Pharmaceutical Co., Ltd.	40,194	977,537
*	Samkee Corp.	55,391	220,730
*	Sammok S-Form Co., Ltd.	29,608	394,229
#	SAMPYO Cement Co., Ltd.	125,588	608,410
# *	Samsung Pharmaceutical Co., Ltd.	267,348	1,347,751
	Samsung Publishing Co., Ltd.	23,083	889,178
	SAMT Co., Ltd.	249,735	655,296
	Samwha Capacitor Co., Ltd.	37,662	2,173,062
#	Samwha Electric Co., Ltd.	19,700	608,019
	Samyang Corp.	15,031	790,974
#	Samyang Foods Co., Ltd.	14,950	1,242,621
	Samyang Holdings Corp.	16,535	2,075,605
	Samyang Tongsang Co., Ltd.	5,607	415,936
#	Sang-A Frontec Co., Ltd.	39,148	1,737,623
*	Sangbo Corp.	96,831	152,035
# *	Sangsangin Co., Ltd.	137,397	837,673
	Sangsin Energy Display Precision Co., Ltd.	47,374	576,175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SaraminHR Co., Ltd.	29,015	$909,573
	Satrec Initiative Co., Ltd.	26,747	1,220,931
	SAVEZONE I&C Corp.	84,187	303,055
# *	SBI Investment Korea Co., Ltd.	442,856	841,572
*	SBS Media Holdings Co., Ltd.	113,708	264,203
# *	SBW	962,183	538,091
	SCI Information Service, Inc.	18,181	69,952
*	S-Connect Co., Ltd.	235,710	477,687
*	SD Biotechnologies Co., Ltd.	48,626	209,540
# *	SDN Co., Ltd.	224,182	580,571
	Seah Besteel Corp.	51,280	1,200,132
	SeAH Holdings Corp.	3,283	294,491
	SeAH Steel Corp.	5,892	619,950
	SeAH Steel Holdings Corp.	7,011	464,677
	Sebang Co., Ltd.	52,131	711,763
	Sebang Global Battery Co., Ltd.	29,906	2,314,048
#	Secuve Co., Ltd.	194,990	263,366
	Sejin Heavy Industries Co., Ltd.	6	39
	Sejong Industrial Co., Ltd.	53,849	416,422
*	Sejong Telecom, Inc.	1,627,463	1,147,235
*	Sekonix Co., Ltd.	47,555	275,322
# *	Selvas AI, Inc.	112,329	518,850
	Sempio Foods Co.	12,562	540,328
	Semyung Electric Machinery Co., Ltd.	8,458	36,059
	S-Energy Co., Ltd.	57,400	309,970
	Seobu T&D	277,953	1,970,130
	Seohan Co., Ltd.	356,090	552,834
# *	Seojin System Co., Ltd.	26,928	1,053,239
*	Seoul Auction Co., Ltd.	36,120	459,994
*	Seoul Food Industrial Co., Ltd.	1,710,513	596,316
# *	Seoul Pharma Co., Ltd.	22,356	179,784
	Seoul Semiconductor Co., Ltd.	182,458	3,070,867
	Seoul Viosys Co., Ltd.	1,728	26,807
#	Seoulin Bioscience Co., Ltd.	31,699	407,160
# *	Seowon Co., Ltd.	158,377	379,249
	SEOWONINTECH Co., Ltd.	30,564	212,186
#	Seoyon Co., Ltd.	56,279	967,935
	Seoyon E-Hwa Co., Ltd.	37,029	293,730
	Sewha P&C, Inc.	34,542	123,773
*	Sewon E&C Co., Ltd.	259,045	408,519
	Sewon Precision Industry Co., Ltd.	25,563	34,859
	SEWOONMEDICAL Co., Ltd.	96,699	511,837
#	SFA Engineering Corp.	80,518	3,020,744
*	SFA Semicon Co., Ltd.	369,884	2,611,244
# *	SG Corp.	572,945	381,848
	SGC e Tec E&C Co., Ltd.	5,625	314,240
	SGC Energy Co., Ltd.	8,270	345,745
*	SH Energy & Chemical Co., Ltd.	396,837	398,745
	Shin Heung Energy & Electronics Co., Ltd.	481	21,023
#	Shin Poong Pharmaceutical Co., Ltd.	38,000	2,382,835
	Shindaeyang Paper Co., Ltd.	8,713	623,718
#	Shinil Electronics Co., Ltd.	324,797	646,529
	Shinsegae Engineering & Construction Co., Ltd.	11,917	486,572
	Shinsegae Food Co., Ltd.	6,389	464,201
#	Shinsegae International, Inc.	7,060	1,295,379
	Shinsegae, Inc.	1,313	358,046
*	Shinsung E&G Co., Ltd.	610,324	1,730,022
# *	Shinsung Tongsang Co., Ltd.	217,640	342,185
#	Shinwha Intertek Corp.	111,797	350,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Shinwon Corp.	193,213	$289,786
	Shinyoung Securities Co., Ltd.	18,479	1,033,556
*	SHOWBOX Corp.	131,610	497,909
*	Signetics Corp.	215,282	265,736
#	SIGONG TECH Co., Ltd.	41,291	314,068
	Silicon Works Co., Ltd.	50,228	4,295,980
#	Silla Co., Ltd.	28,011	291,500
	SIMMTECH Co., Ltd.	66,827	1,359,479
	SIMPAC, Inc.	57,924	243,702
*	Sindoh Co., Ltd.	20,858	599,745
	Sinil Pharm Co., Ltd.	1,768	24,208
*	SinSin Pharmaceutical Co., Ltd.	32,598	240,382
	SK D&D Co., Ltd.	37,022	1,214,793
	SK Discovery Co., Ltd.	46,724	2,419,536
	SK Gas, Ltd.	1,398	126,145
	SK Networks Co., Ltd.	704,145	3,344,281
*	SK Rent A Car Co., Ltd.	5,142	53,038
	SK Securities Co., Ltd.	1,565,733	1,438,916
	SL Corp.	64,177	1,305,841
*	SM Culture & Contents Co., Ltd.	232,132	352,666
# *	SM Entertainment Co., Ltd.	91,124	2,467,107
*	SM Life Design Group Co., Ltd.	66,427	169,719
# *	S-MAC Co., Ltd.	949,135	1,323,081
	SMCore, Inc.	57,045	405,196
*	SMEC Co., Ltd.	110,311	180,108
	SNT Dynamics Co., Ltd.	54,030	395,236
	SNT Energy Co., Ltd.	10,631	176,506
	SNT Holdings Co., Ltd.	27,174	446,129
	SNT Motiv Co., Ltd.	39,340	2,158,694
*	SNU Precision Co., Ltd.	100,240	382,406
*	Solborn, Inc.	54,990	424,197
# *	Solid, Inc.	214,042	1,412,301
	Songwon Industrial Co., Ltd.	73,277	1,381,604
# *	Sonokong Co., Ltd.	81,520	258,855
#	Soulbrain Co., Ltd.	11,048	3,512,363
*	Soulbrain Holdings Co., Ltd.	19,846	745,551
	SPC Samlip Co., Ltd.	10,017	632,050
#	SPG Co., Ltd.	47,728	459,223
#	Spigen Korea Co., Ltd.	15,793	880,383
*	Ssangyong Motor Co.	208,506	389,420
*	ST Pharm Co., Ltd.	33,206	3,395,687
	Suheung Co., Ltd.	25,453	1,223,039
	Sun Kwang Co., Ltd.	18,732	629,334
# *	SundayToz Corp.	27,241	568,734
	Sung Bo Chemicals Co., Ltd.	39,494	168,658
	Sung Kwang Bend Co., Ltd.	79,754	758,421
*	Sungchang Enterprise Holdings, Ltd.	240,204	622,491
#	Sungdo Engineering & Construction Co., Ltd.	49,373	281,165
#	Sungshin Cement Co., Ltd.	85,630	799,623
	Sungwoo Hitech Co., Ltd.	225,894	1,145,668
#	Sunjin Co., Ltd.	54,492	964,175
# *	Sunny Electronics Corp.	173,358	555,094
*	Suprema, Inc.	22,446	537,547
*	Synergy Innovation Co., Ltd.	105,399	320,266
*	Synopex, Inc.	315,875	1,061,499
	Systems Technology, Inc.	55,113	946,427
#	Tae Kyung Industrial Co., Ltd.	48,311	299,887
	Taekwang Industrial Co., Ltd.	1,304	1,220,408
*	Taewoong Co., Ltd.	56,071	630,096

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co., Ltd.	85,762	$1,000,924
# *	Taihan Electric Wire Co., Ltd.	1,075,469	1,102,267
# *	Taihan Fiberoptics Co., Ltd.	272,501	778,475
*	Taihan Textile Co., Ltd.	1,976	78,234
*	Tailim Packaging Co., Ltd.	71,786	329,647
	TechWing, Inc.	64,250	1,451,068
*	Tego Science, Inc.	8,146	206,638
# *	Telcon RF Pharmaceutical, Inc.	277,957	1,232,796
*	Telechips, Inc.	41,190	591,534
	TES Co., Ltd.	60,845	1,865,565
*	Theragen Etex Co., Ltd.	142,044	1,124,780
# *	Thinkware Systems Corp.	27,004	375,057
*	TK Chemical Corp.	195,316	1,160,089
	TK Corp.	70,451	692,170
*	TOBESOFT Co., Ltd.	19,357	38,867
#	Tokai Carbon Korea Co., Ltd.	21,692	3,797,844
	Tongyang Life Insurance Co., Ltd.	196,641	840,533
#	Tongyang, Inc.	631,216	786,338
*	Tonymoly Co., Ltd.	27,388	189,287
*	Top Engineering Co., Ltd.	56,610	463,682
#	Toptec Co., Ltd.	101,155	1,103,120
*	Tovis Co., Ltd.	56,715	398,126
#	TS Corp.	215,000	688,185
*	TY Holdings Co., Ltd.	115,163	2,790,844
# *	TYM., Corp.	469,563	695,233
#	UBCare Co., Ltd.	111,994	793,375
	Ubiquoss Holdings, Inc.	35,936	668,126
	Ubiquoss, Inc.	27,583	506,142
*	UIL Co., Ltd.	47,955	172,889
#	Uju Electronics Co., Ltd.	32,107	796,883
	Uni-Chem Co., Ltd.	242,858	367,980
*	Unick Corp.	65,151	442,220
	Unid Co., Ltd.	22,821	1,755,964
	Union Semiconductor Equipment & Materials Co., Ltd.	109,373	1,363,076
	Uniquest Corp.	58,434	553,994
*	Unitekno Co., Ltd.	35,122	218,412
*	UniTest, Inc.	74,969	1,526,955
	UTI, Inc.	19,414	330,777
	Value Added Technology Co., Ltd.	39,059	1,066,014
	Viatron Technologies, Inc.	49,775	538,404
*	VICTEK Co., Ltd.	91,039	612,058
*	Vidente Co., Ltd.	35,339	369,485
	Vieworks Co., Ltd.	37,880	1,279,796
#	Visang Education, Inc.	28,996	208,766
	Vitzro Tech Co., Ltd.	11,550	110,095
#	Vitzrocell Co., Ltd.	63,462	816,664
# *	VitzroSys Co., Ltd.	4,135	23,663
*	Vivien Corp.	12,352	38,033
*	Vivozon Healthcare, Inc.	41,764	57,483
*	VT GMP Co., Ltd.	32,361	261,310
*	W Holding Co., Ltd.	56,937	16,482
	Webcash Corp.	362	25,973
*	Webzen, Inc.	74,590	2,316,306
*	Welcron Co., Ltd.	189,702	828,728
*	Wellbiotec Co., Ltd.	17,722	58,682
	Wemade Co., Ltd.	42,755	1,992,801
	Whanin Pharmaceutical Co., Ltd.	50,275	943,888
	Wiable Corp.	39,915	160,769
# *	WillBes & Co. (The)	276,451	543,026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Winix, Inc.	37,501	$778,001
	Wins Co., Ltd.	26,610	400,092
	WiSoL Co., Ltd.	92,930	1,064,747
*	WIZIT Co., Ltd.	395,737	600,127
*	WONIK CUBE Corp.	46,479	220,024
# *	Wonik Holdings Co., Ltd.	196,135	1,173,594
	WONIK IPS Co., Ltd.	37,273	1,690,420
	Wonik Materials Co., Ltd.	27,417	934,923
*	Wonik Pne Co., Ltd.	48,047	873,545
*	Wonik QnC Corp.	62,589	1,532,392
*	Wonpung Mulsan Co., Ltd.	12,366	21,405
	Woojin, Inc.	2,070	9,556
	Woori Financial Capital Co., Ltd.	4,764	50,911
	Woori Investment Bank Co., Ltd.	1,694,201	1,317,768
# *	Woori Technology Investment Co., Ltd.	226,857	2,028,346
# *	Woori Technology, Inc.	601,518	718,382
*	Wooriro Co., Ltd.	16,683	28,646
	Woorison F&G Co., Ltd.	163,424	350,817
	Woory Industrial Co., Ltd.	28,858	676,951
# *	Woosu AMS Co., Ltd.	106,413	571,013
#	WooSung Feed Co., Ltd.	10,377	346,293
*	Woowon Development Co., Ltd.	34,932	210,518
#	Worldex Industry & Trading Co., Ltd.	49,210	1,241,588
*	Wysiwyg Studios Co., Ltd.	12,871	135,994
	Y G-1 Co., Ltd.	71,199	593,851
# *	YBM NET, Inc.	18,867	130,767
*	Y-entec Co., Ltd.	4,556	68,846
*	Yest Co., Ltd.	54,484	757,858
*	YG Entertainment, Inc.	46,410	1,729,620
*	YG PLUS	4,380	23,009
*	YIK Corp.	98,562	616,379
# *	YJM Games Co., Ltd.	191,657	346,860
#	YMC Co., Ltd.	64,465	485,996
	Yonwoo Co., Ltd.	12,390	310,905
	Yoosung Enterprise Co., Ltd.	80,477	246,087
	Youlchon Chemical Co., Ltd.	44,014	979,498
	Young Poong Corp.	730	444,957
	Young Poong Precision Corp.	42,425	377,579
	Youngone Corp.	29,631	1,165,573
	Youngone Holdings Co., Ltd.	26,598	1,137,083
*	YoungWoo DSP Co., Ltd.	125,945	323,415
	YTN Co., Ltd.	73,837	259,079
	Yuanta Securities Korea Co., Ltd.	404,854	1,577,207
	YuHwa Securities Co., Ltd.	96,255	228,664
*	Yujin Robot Co., Ltd.	98,765	360,165
*	Yungjin Pharmaceutical Co., Ltd.	418,587	2,434,591
# *	Yuyang DNU Co., Ltd.	88,983	36,598
	Yuyu Pharma, Inc.	3,352	32,788
	Zeus Co., Ltd.	32,808	812,110
	Zinus, Inc.	6,594	493,331

TOTAL SOUTH KOREA			878,823,719

TAIWAN — (19.2%)
#	ABC Taiwan Electronics Corp.	354,977	424,495
	Ability Enterprise Co., Ltd.	926,293	613,308
# *	Ability Opto-Electronics Technology Co., Ltd.	307,776	956,721
#	AcBel Polytech, Inc.	1,634,599	1,719,236
#	Ace Pillar Co., Ltd.	237,000	228,990
#	ACES Electronic Co., Ltd.	453,000	724,292

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Acon Holding, Inc.	869,000	$389,590
#	Acter Group Corp., Ltd.	197,490	1,410,853
	Action Electronics Co., Ltd.	803,000	477,118
#	Actron Technology Corp.	232,320	996,041
#	A-DATA Technology Co., Ltd.	908,879	3,899,143
	Addcn Technology Co., Ltd.	94,299	815,052
#	Adlink Technology, Inc.	12,000	28,020
	Advanced Ceramic X Corp.	194,000	3,684,884
	Advanced International Multitech Co., Ltd.	510,000	1,533,772
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	189,111	72,409
# *	Advanced Optoelectronic Technology, Inc.	457,000	570,164
#	Advanced Power Electronics Corp.	113,000	326,687
	Advancetek Enterprise Co., Ltd.	1,257,519	817,334
	AEON Motor Co., Ltd.	11,359	19,075
	Aerospace Industrial Development Corp.	2,381,000	2,558,399
# *	AGV Products Corp.	1,736,433	806,862
	Airmate Cayman International Co., Ltd.	37,234	36,981
#	Alchip Technologies, Ltd.	122,000	2,153,229
# *	ALI Corp.	827,775	1,027,051
#	Allied Circuit Co., Ltd.	113,000	468,040
#	Allis Electric Co., Ltd.	609,874	583,262
#	Alltek Technology Corp.	676,750	709,535
#	Alltop Technology Co., Ltd.	57,774	329,169
#	Alpha Networks, Inc.	1,759,158	2,204,680
#	Altek Corp.	1,105,945	1,665,833
#	Amazing Microelectronic Corp.	329,085	1,883,819
# *	Ambassador Hotel (The)	1,277,000	1,338,119
#	Ampire Co., Ltd.	429,000	411,770
	AMPOC Far-East Co., Ltd.	376,444	542,272
# *	AmTRAN Technology Co., Ltd.	3,024,951	2,156,206
#	Anderson Industrial Corp.	290,416	124,405
#	Anpec Electronics Corp.	292,007	1,494,327
#	Apac Opto Electronics, Inc.	147,000	183,486
#	Apacer Technology, Inc.	388,325	779,700
#	APAQ Technology Co., Ltd.	239,120	607,281
#	APCB, Inc.	570,000	451,464
#	Apex Biotechnology Corp.	385,483	355,476
#	Apex International Co., Ltd.	655,470	1,561,692
#	Apex Medical Corp.	270,500	306,001
#	Apex Science & Engineering	623,132	327,123
#	Apogee Optocom Co., Ltd.	48,000	171,480
#	Arcadyan Technology Corp.	579,055	2,324,365
	Ardentec Corp.	1,783,274	2,997,144
#	Argosy Research, Inc.	280,396	1,145,159
#	Asia Electronic Material Co., Ltd.	331,000	300,541
#	Asia Optical Co., Inc.	969,000	3,072,229
*	Asia Pacific Telecom Co., Ltd.	6,978,999	2,507,746
# *	Asia Plastic Recycling Holding, Ltd.	913,182	291,545
#	Asia Polymer Corp.	1,540,193	1,928,620
#	Asia Tech Image, Inc.	245,000	503,948
#	Asia Vital Components Co., Ltd.	1,241,058	3,142,584
	ASPEED Technology, Inc.	46,599	3,478,384
#	ASROCK, Inc.	199,000	1,207,668
	ATE Energy International Co., Ltd.	9,000	12,317
	Aten International Co., Ltd.	374,479	1,185,195
#	Audix Corp.	305,600	600,993
#	AURAS Technology Co., Ltd.	273,148	1,784,734
	Aurona Industries, Inc.	246,000	203,944
	Aurora Corp.	288,349	950,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Avalue Technology, Inc.	198,000	$403,989
	Avita Corp.	13,000	41,525
	AVY Precision Technology, Inc.	567,841	638,665
#	Awea Mechantronic Co., Ltd.	132,210	185,416
#	Axiomtek Co., Ltd.	244,000	485,624
# *	Azurewave Technologies, Inc.	345,000	385,421
	Bank of Kaohsiung Co., Ltd.	2,451,944	1,037,435
#	Baolong International Co., Ltd.	311,000	245,085
#	Basso Industry Corp.	531,900	948,050
#	BenQ Materials Corp.	857,000	987,200
#	BES Engineering Corp.	5,473,750	2,112,313
#	Bin Chuan Enterprise Co., Ltd.	372,070	440,143
#	Bionet Corp.	132,000	200,069
#	Bionime Corp.	133,000	382,152
# *	Biostar Microtech International Corp.	631,975	693,577
#	Bioteque Corp.	263,308	1,177,311
#	Bizlink Holding, Inc.	525,492	4,863,204
	Bon Fame Co., Ltd.	71,000	115,986
	Bora Pharmaceuticals Co., Ltd.	18,200	163,464
#	Bright Led Electronics Corp.	391,520	296,076
#	Brighton-Best International Taiwan, Inc.	1,504,318	2,081,806
#	Browave Corp.	197,000	376,466
#	C Sun Manufacturing, Ltd.	611,221	1,241,402
*	Cameo Communications, Inc.	745,645	383,689
	Capital Futures Corp.	344,895	545,422
	Capital Securities Corp.	6,989,501	4,814,657
#	Career Technology MFG. Co., Ltd.	1,770,459	2,194,193
#	Carnival Industrial Corp.	415,353	219,274
	Cathay Chemical Works	30,000	25,334
	Cathay Real Estate Development Co., Ltd.	2,418,700	1,852,471
#	Cayman Engley Industrial Co., Ltd.	192,099	784,343
#	CCP Contact Probes Co., Ltd.	137,000	220,074
#	Celxpert Energy Corp.	366,000	689,833
#	Center Laboratories, Inc.	1,382,219	3,299,745
#	Central Reinsurance Co., Ltd.	504,380	435,930
# *	Chain Chon Industrial Co., Ltd.	674,000	492,054
#	ChainQui Construction Development Co., Ltd.	451,080	358,171
# *	Champion Building Materials Co., Ltd.	1,086,851	621,301
#	Chang Wah Electromaterials, Inc.	1,461,350	2,069,327
#	Chang Wah Technology Co., Ltd.	494,170	1,262,385
#	Channel Well Technology Co., Ltd.	744,000	1,590,882
#	Chant Sincere Co., Ltd.	215,000	317,093
	Charoen Pokphand Enterprise	720,985	2,052,532
#	CHC Healthcare Group	420,000	581,132
#	CHC Resources Corp.	356,282	617,802
#	Chen Full International Co., Ltd.	403,000	609,607
#	Chenbro Micom Co., Ltd.	228,000	700,741
#	Cheng Loong Corp.	3,040,383	4,856,245
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,268,626
	Cheng Uei Precision Industry Co., Ltd.	1,519,331	2,508,100
#	Chenming Electronic Technology Corp.	309,437	174,117
	Chia Chang Co., Ltd.	437,000	726,249
#	Chia Hsin Cement Corp.	1,848,121	1,718,099
#	Chian Hsing Forging Industrial Co., Ltd.	143,000	255,456
	Chicony Electronics Co., Ltd.	143,000	430,548
#	Chicony Power Technology Co., Ltd.	617,454	1,636,004
#	Chieftek Precision Co., Ltd.	271,225	1,167,637
	Chien Kuo Construction Co., Ltd.	658,249	350,941
#	Chilisin Electronics Corp.	930,380	3,673,133

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chime Ball Technology Co., Ltd.	106,840	$131,187
	China Bills Finance Corp.	3,962,000	2,347,379
#	China Chemical & Pharmaceutical Co., Ltd.	931,000	808,607
#	China Ecotek Corp.	145,000	220,356
	China Electric Manufacturing Corp.	864,959	438,424
#	China Fineblanking Technology Co., Ltd.	177,119	297,590
	China General Plastics Corp.	1,492,820	2,335,837
#	China Glaze Co., Ltd.	310,002	197,134
*	China Man-Made Fiber Corp.	5,138,799	2,364,228
	China Metal Products	1,227,603	1,690,253
*	China Motor Corp.	962,600	2,465,603
#	China Petrochemical Development Corp.	13,756,150	7,799,061
#	China Steel Chemical Corp.	648,554	2,742,940
#	China Steel Structure Co., Ltd.	374,000	649,614
#	China Wire & Cable Co., Ltd.	361,160	462,333
#	Chinese Maritime Transport, Ltd.	360,594	694,635
#	Ching Feng Home Fashions Co., Ltd.	544,409	494,664
	Chin-Poon Industrial Co., Ltd.	1,525,207	1,980,318
	Chipbond Technology Corp.	2,790,000	7,698,997
	ChipMOS Techinologies, Inc.	2,490,076	4,210,326
	ChipMOS Technologies, Inc., ADR	2,082	70,910
#	Chlitina Holding, Ltd.	220,000	1,654,860
#	Chong Hong Construction Co., Ltd.	755,666	2,241,349
#	Chun YU Works & Co., Ltd.	664,000	787,668
#	Chun Yuan Steel Industry Co., Ltd.	1,901,529	1,680,576
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,881,395
# *	Chung Hung Steel Corp.	3,663,979	5,552,113
	Chung Hwa Food Industrial Co., Ltd.	106,850	468,312
# *	Chung Hwa Pulp Corp.	1,809,405	1,687,431
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	322,149
	Chunghwa Precision Test Tech Co., Ltd.	9,000	237,781
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	397,000	203,209
#	Cleanaway Co., Ltd.	363,000	2,289,370
	Clevo Co.	2,087,200	2,425,935
#	CMC Magnetics Corp.	4,697,498	2,039,842
#	CoAsia Electronics Corp.	432,724	233,201
#	Collins Co., Ltd.	469,431	280,619
#	Compeq Manufacturing Co., Ltd.	1,045,000	1,616,367
#	Compucase Enterprise	310,000	526,927
#	Concord Securities Co., Ltd.	2,182,796	1,483,757
#	Concraft Holding Co., Ltd.	362,841	854,886
#	Continental Holdings Corp.	1,630,320	1,681,264
#	Contrel Technology Co., Ltd.	567,000	386,426
#	Coremax Corp.	288,665	892,066
	Coretronic Corp.	1,496,200	3,281,315
#	Co-Tech Development Corp.	829,533	2,442,083
#	Cowealth Medical Holding Co., Ltd.	175,972	185,167
# *	Coxon Precise Industrial Co., Ltd.	235,000	156,211
#	Creative Sensor, Inc.	371,000	329,941
# *	CSBC Corp. Taiwan	1,758,677	1,586,600
	CTCI Corp.	2,380,000	3,360,111
#	C-Tech United Corp.	151,971	134,902
	Cub Elecparts, Inc.	264,297	2,197,839
#	CviLux Corp.	312,040	510,849
#	Cyberlink Corp.	242,697	776,915
#	CyberPower Systems, Inc.	242,000	752,917
#	CyberTAN Technology, Inc.	1,434,779	1,039,683
#	Cypress Technology Co., Ltd.	201,489	361,593
#	DA CIN Construction Co., Ltd.	1,177,711	1,546,675

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dadi Early-Childhood Education Group, Ltd.	50,357	$325,642
	Dafeng TV, Ltd.	312,870	511,658
#	Da-Li Development Co., Ltd.	1,395,831	1,548,361
*	Danen Technology Corp.	496,421	318,537
	Darfon Electronics Corp.	888,550	1,620,611
# *	Darwin Precisions Corp.	1,669,635	1,015,561
	Davicom Semiconductor, Inc.	174,888	246,986
#	Daxin Materials Corp.	244,200	822,649
#	De Licacy Industrial Co., Ltd.	1,225,511	795,568
#	Delpha Construction Co., Ltd.	594,346	308,670
	Depo Auto Parts Ind Co., Ltd.	403,000	933,900
	Der Pao Construction Co., Ltd.	902,078	0
#	Dimerco Data System Corp.	191,000	498,486
#	Dimerco Express Corp.	461,000	1,309,775
# *	D-Link Corp.	2,472,668	2,009,170
#	Donpon Precision, Inc.	104,000	55,431
#	Draytek Corp.	259,000	242,931
#	Dyaco International, Inc.	142,813	535,253
	DYNACOLOR, Inc.	94,000	105,768
# *	Dynamic Electronics Co., Ltd.	992,707	798,508
	Dynapack International Technology Corp.	548,000	2,294,893
	E Ink Holdings, Inc.	3,228,000	7,620,555
	Eastern Media International Corp.	1,646,511	1,021,761
	ECOVE Environment Corp.	126,000	1,008,476
#	Edimax Technology Co., Ltd.	721,108	369,057
#	Edison Opto Corp.	434,000	334,829
#	Edom Technology Co., Ltd.	729,968	979,943
#	eGalax_eMPIA Technology, Inc.	232,131	587,871
#	Egis Technology, Inc.	286,000	1,667,101
#	Elan Microelectronics Corp.	1,192,400	9,049,546
#	E-LIFE MALL Corp.	295,000	890,852
#	Elite Advanced Laser Corp.	572,226	1,301,943
	Elite Material Co., Ltd.	618,350	3,906,197
#	Elite Semiconductor Microelectronics Technology, Inc.	1,064,200	6,304,892
# *	Elitegroup Computer Systems Co., Ltd.	1,259,254	1,230,198
#	eMemory Technology, Inc.	232,000	8,458,755
#	Emerging Display Technologies Corp.	595,000	544,900
#	Ennoconn Corp.	278,485	2,309,564
# *	Ennostar, Inc.	3,006,462	8,659,084
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,243,818
#	Eslite Spectrum Corp. (The)	53,000	142,309
#	Eson Precision Ind. Co., Ltd.	383,000	906,968
	Eternal Materials Co., Ltd.	3,606,985	5,898,665
*	Etron Technology, Inc.	709,074	768,750
	Eurocharm Holdings Co., Ltd.	122,000	674,120
*	Everest Textile Co., Ltd.	1,319,696	495,719
	Evergreen International Storage & Transport Corp.	2,057,000	1,801,367
#	Everlight Chemical Industrial Corp.	1,752,606	1,197,318
	Everlight Electronics Co., Ltd.	1,638,000	2,709,991
# *	Everspring Industry Co., Ltd.	682,000	444,242
#	Excellence Opto, Inc.	72,000	83,344
	Excelsior Medical Co., Ltd.	401,209	847,427
	EZconn Corp.	159,800	204,376
	Far Eastern Department Stores, Ltd.	4,623,000	4,135,515
	Far Eastern International Bank.	10,614,774	4,230,750
#	Faraday Technology Corp.	928,305	2,468,228
	Farglory F T Z Investment Holding Co., Ltd.	447,957	522,321
	Farglory Land Development Co., Ltd.	1,068,000	2,200,567
# *	Federal Corp.	1,362,238	1,242,171

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Feedback Technology Corp.	131,200	$347,371
	Feng Hsin Steel Co., Ltd.	1,870,100	5,902,406
	Firich Enterprises Co., Ltd.	181,613	248,832
*	First Copper Technology Co., Ltd.	227,000	489,107
#	First Hi-Tec Enterprise Co., Ltd.	268,205	625,148
	First Hotel	713,350	384,584
#	First Insurance Co., Ltd. (The)	985,179	486,395
#	First Steamship Co., Ltd.	2,334,612	1,313,523
# *	FIT Holding Co., Ltd.	485,456	549,690
#	FLEXium Interconnect, Inc.	1,458,087	6,186,185
	Flytech Technology Co., Ltd.	492,309	1,184,188
#	FOCI Fiber Optic Communications, Inc.	199,000	225,105
#	Forest Water Environment Engineering Co., Ltd.	157,133	230,470
#	Formosa Advanced Technologies Co., Ltd.	703,000	1,097,209
	Formosa International Hotels Corp.	238,329	1,272,781
# *	Formosa Laboratories, Inc.	363,089	749,324
#	Formosa Oilseed Processing Co., Ltd.	222,567	479,566
	Formosa Optical Technology Co., Ltd.	137,000	309,436
#	Formosa Taffeta Co., Ltd.	490,000	579,523
	Formosan Rubber Group, Inc.	932,952	916,625
#	Formosan Union Chemical	1,403,733	952,501
#	Fortune Electric Co., Ltd.	555,078	1,010,200
	Founding Construction & Development Co., Ltd.	717,623	437,065
#	Foxsemicon Integrated Technology, Inc.	279,027	2,369,071
#	Froch Enterprise Co., Ltd.	776,189	521,402
#	FSP Technology, Inc.	581,427	1,113,956
#	Fulgent Sun International Holding Co., Ltd.	462,748	1,998,608
	Fullerton Technology Co., Ltd.	448,600	301,677
# *	Fulltech Fiber Glass Corp.	1,554,313	1,141,396
	Fusheng Precision Co., Ltd.	35,000	289,016
#	Fwusow Industry Co., Ltd.	839,138	851,575
#	G Shank Enterprise Co., Ltd.	667,281	887,901
#	Gamania Digital Entertainment Co., Ltd.	483,000	1,110,176
#	GCS Holdings, Inc.	299,000	529,950
#	GEM Services, Inc.	227,570	649,284
	Gemtek Technology Corp.	1,413,219	1,738,394
	General Interface Solution Holding, Ltd.	1,022,000	4,506,823
	General Plastic Industrial Co., Ltd.	275,357	260,996
#	Generalplus Technology, Inc.	273,000	552,409
#	Genesys Logic, Inc.	361,000	947,560
#	Genius Electronic Optical Co., Ltd.	188,917	3,692,170
#	Genmont Biotech, Inc.	220,000	188,616
# *	GeoVision, Inc.	305,096	363,466
#	Getac Technology Corp.	1,593,360	3,279,294
#	Giantplus Technology Co., Ltd.	1,008,900	622,620
	Gigabyte Technology Co., Ltd.	1,708,800	7,474,316
#	Gigasolar Materials Corp.	20,880	130,892
*	Gigastorage Corp.	221,965	158,560
	Ginko International Co., Ltd.	222,750	1,409,594
	Global Brands Manufacture, Ltd.	1,145,359	1,448,987
#	Global Lighting Technologies, Inc.	332,000	1,262,182
	Global Mixed Mode Technology, Inc.	308,000	2,316,523
#	Global PMX Co., Ltd.	194,000	1,237,347
#	Global Unichip Corp.	354,000	5,043,657
	Globe Union Industrial Corp.	889,914	615,250
#	Gloria Material Technology Corp.	2,161,547	1,634,697
# *	GlycoNex, Inc.	258,000	346,572
# *	Gold Circuit Electronics, Ltd.	1,542,227	3,007,698
	Golden Friends Corp.	239,600	507,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Goldsun Building Materials Co., Ltd.	3,826,587	$3,895,435
	Good Will Instrument Co., Ltd.	238,869	217,552
	Gourmet Master Co., Ltd.	396,000	2,634,882
#	Grand Fortune Securities Co., Ltd.	728,000	536,712
#	Grand Ocean Retail Group, Ltd.	304,000	257,053
*	Grand Pacific Petrochemical	3,699,000	4,423,313
#	Grand Plastic Technology Corp.	84,000	1,021,850
#	GrandTech CG Systems, Inc.	208,750	392,599
#	Grape King Bio, Ltd.	543,000	3,441,086
	Great China Metal Industry	632,000	636,322
	Great Taipei Gas Co., Ltd.	1,506,000	1,827,057
	Great Tree Pharmacy Co., Ltd.	9,410	51,160
	Great Wall Enterprise Co., Ltd.	2,437,311	5,219,221
	Greatek Electronics, Inc.	1,254,000	3,283,406
*	Green Energy Technology, Inc.	1,570,850	3,374
	GTM Holdings Corp.	514,150	487,772
#	Hannstar Board Corp.	2,308,954	4,088,968
*	HannStar Display Corp.	8,950,505	9,295,604
#	HannsTouch Solution, Inc.	2,314,782	1,199,979
#	Hanpin Electron Co., Ltd.	248,000	295,596
# *	Harvatek Corp.	675,949	552,215
	Hey Song Corp.	1,522,750	2,043,737
#	Hi-Clearance, Inc.	92,964	450,909
#	Highlight Tech Corp.	377,281	583,756
#	Highwealth Construction Corp.	409,000	661,349
#	HIM International Music, Inc.	60,710	224,024
#	Hiroca Holdings, Ltd.	234,448	592,950
#	Hitron Technology, Inc.	524,557	474,402
# *	Ho Tung Chemical Corp.	3,452,684	1,492,314
# *	Hocheng Corp.	1,075,700	530,701
#	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	164,769
#	Holiday Entertainment Co., Ltd.	487,800	1,166,840
	Holtek Semiconductor, Inc.	808,000	2,933,076
#	Holy Stone Enterprise Co., Ltd.	585,910	2,806,057
	Hong Pu Real Estate Development Co., Ltd.	756,185	641,600
#	Hong TAI Electric Industrial	887,000	1,021,131
#	Hong YI Fiber Industry Co.	576,652	472,006
#	Horizon Securities Co., Ltd.	1,261,000	1,003,181
#	Hota Industrial Manufacturing Co., Ltd.	769,299	2,830,027
#	Hotron Precision Electronic Industrial Co., Ltd.	290,994	754,857
#	Hsin Kuang Steel Co., Ltd.	936,443	2,688,298
#	Hsin Yung Chien Co., Ltd.	157,505	751,896
#	Hsing TA Cement Co.	488,162	507,008
# *	HTC Corp.	416,000	616,219
#	Hu Lane Associate, Inc.	276,737	1,110,733
#	HUA ENG Wire & Cable Co., Ltd.	1,343,565	1,524,419
	Hua Yu Lien Development Co., Ltd.	30,000	43,009
	Huaku Development Co., Ltd.	1,030,816	3,491,751
	Huang Hsiang Construction Corp.	473,800	745,858
#	Hung Ching Development & Construction Co., Ltd.	609,000	526,106
	Hung Sheng Construction, Ltd.	1,843,251	1,494,517
	Huxen Corp.	119,244	232,086
*	Hwa Fong Rubber Industrial Co., Ltd.	864,812	657,239
#	Hwacom Systems, Inc.	362,000	276,280
#	Ibase Technology, Inc.	730,206	1,055,631
	IBF Financial Holdings Co., Ltd.	8,693,976	5,506,428
#	Ichia Technologies, Inc.	1,148,000	839,852
# *	I-Chiun Precision Industry Co., Ltd.	735,313	876,730
	IEI Integration Corp.	466,832	991,740

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Infortrend Technology, Inc.	890,163	$724,978
#	Info-Tek Corp.	322,000	532,357
#	Innodisk Corp.	295,543	1,889,998
#	Inpaq Technology Co., Ltd.	349,950	845,259
#	Insyde Software Corp.	114,000	354,992
#	Intai Technology Corp.	145,400	467,898
#	Integrated Service Technology, Inc.	380,326	760,686
#	IntelliEPI, Inc.	121,000	248,620
	International CSRC Investment Holdings Co.	2,862,363	3,103,626
#	International Games System Co., Ltd.	88,000	2,424,974
	Iron Force Industrial Co., Ltd.	178,393	513,029
	I-Sheng Electric Wire & Cable Co., Ltd.	501,000	828,906
#	ITE Technology, Inc.	601,095	2,583,729
	ITEQ Corp.	934,040	4,900,186
	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	203,000	575,558
#	Jentech Precision Industrial Co., Ltd.	294,868	2,687,896
#	Jess-Link Products Co., Ltd.	417,925	615,379
#	Jih Lin Technology Co., Ltd.	213,000	616,792
#	Jinan Acetate Chemical Co., Ltd.	53,900	256,382
#	Jinli Group Holdings, Ltd.	297,681	111,098
	Johnson Health Tech Co., Ltd.	221,000	657,957
#	Jourdeness Group, Ltd.	137,000	462,767
# *	K Laser Technology, Inc.	605,000	497,877
#	Kaimei Electronic Corp.	502,229	2,208,539
#	Kaori Heat Treatment Co., Ltd.	340,197	643,387
	Kaulin Manufacturing Co., Ltd.	442,330	269,471
	KEE TAI Properties Co., Ltd.	1,641,473	627,738
	Kenda Rubber Industrial Co., Ltd.	1,763,845	2,885,678
#	Kenmec Mechanical Engineering Co., Ltd.	763,000	738,874
#	Kerry TJ Logistics Co., Ltd.	876,000	1,409,965
#	Key Ware Electronics Co., Ltd.	273,432	194,282
#	Kindom Development Co., Ltd.	1,269,000	1,972,928
	King Chou Marine Technology Co., Ltd.	234,920	328,596
	King Slide Works Co., Ltd.	184,000	2,366,613
	King Yuan Electronics Co., Ltd.	4,572,979	8,066,001
	King’s Town Bank Co., Ltd.	3,421,701	5,286,873
# *	King’s Town Construction Co., Ltd.	353,074	493,317
	Kinik Co.	428,000	1,106,309
# *	Kinko Optical Co., Ltd.	536,000	746,709
#	Kinpo Electronics	4,748,157	3,034,659
#	Kinsus Interconnect Technology Corp.	1,163,000	4,365,365
	KMC Kuei Meng International, Inc.	240,253	1,974,163
#	KNH Enterprise Co., Ltd.	589,020	722,645
#	KS Terminals, Inc.	544,482	1,462,748
#	Kung Long Batteries Industrial Co., Ltd.	273,000	1,468,365
# *	Kung Sing Engineering Corp.	1,674,991	698,786
#	Kuo Toong International Co., Ltd.	879,648	983,395
#	Kuoyang Construction Co., Ltd.	875,899	1,095,124
# *	Kwong Fong Industries Corp.	352,691	157,640
	Kwong Lung Enterprise Co., Ltd.	360,000	547,951
#	KYE Systems Corp.	772,672	407,696
	L&K Engineering Co., Ltd.	669,048	809,299
#	La Kaffa International Co., Ltd.	97,701	440,092
*	LAN FA Textile	805,933	336,528
#	Land Mark Optoelectronics Corp.	334,300	2,938,240
#	Lanner Electronics, Inc.	390,916	925,428
#	Laser Tek Taiwan Co., Ltd.	281,504	346,799
*	Laster Tech Corp., Ltd.	180,741	352,116

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Leader Electronics, Inc.	262,000	$185,224
# *	Lealea Enterprise Co., Ltd.	2,951,892	1,599,210
	Ledlink Optics, Inc.	141,300	171,023
#	LEE CHI Enterprises Co., Ltd.	682,000	747,122
#	Lelon Electronics Corp.	317,327	791,146
#	Lemtech Holdings Co., Ltd.	93,982	729,169
*	Leofoo Development Co., Ltd.	156,278	115,667
#	Li Cheng Enterprise Co., Ltd.	393,108	390,583
# *	Li Peng Enterprise Co., Ltd.	2,003,897	1,010,808
#	Lian HWA Food Corp.	267,153	566,479
#	Lida Holdings, Ltd.	257,400	319,633
	Lien Hwa Industrial Holdings Corp.	3,067,732	5,400,042
#	Lifestyle Global Enterprise, Inc.	94,000	174,080
# *	Lingsen Precision Industries, Ltd.	1,517,506	1,018,181
*	Long Bon International Co., Ltd.	759,274	527,958
#	Longchen Paper & Packaging Co., Ltd.	3,825,054	3,982,303
#	Longwell Co.	466,000	1,225,939
	Lotes Co., Ltd.	273,923	5,290,908
# *	Lotus Pharmaceutical Co., Ltd.	189,000	539,602
#	Lu Hai Holding Corp.	178,275	330,189
#	Lucky Cement Corp.	601,000	362,391
#	Lumax International Corp., Ltd.	357,592	943,345
	Lung Yen Life Service Corp.	743,000	1,382,788
# *	LuxNet Corp.	380,501	309,728
#	Macauto Industrial Co., Ltd.	189,000	641,021
#	Machvision, Inc.	158,398	1,596,565
#	Macroblock, Inc.	178,010	740,263
#	Makalot Industrial Co., Ltd.	962,481	8,435,181
#	Marketech International Corp.	227,000	956,751
#	Materials Analysis Technology, Inc.	198,041	990,472
#	Mayer Steel Pipe Corp.	548,567	557,696
	Maywufa Co., Ltd.	69,322	51,243
#	Mechema Chemicals International Corp.	194,000	487,635
#	Meiloon Industrial Co.	332,730	478,991
#	Mercuries & Associates Holding, Ltd.	1,683,165	1,414,902
# *	Mercuries Life Insurance Co., Ltd.	6,127,756	2,254,789
#	Merry Electronics Co., Ltd.	173,216	780,282
#	Mildef Crete, Inc.	195,000	409,618
# *	MIN AIK Technology Co., Ltd.	556,452	672,677
#	Mirle Automation Corp.	723,098	1,265,358
	Mitac Holdings Corp.	3,643,918	3,966,374
#	Mobiletron Electronics Co., Ltd.	304,800	656,129
#	MPI Corp.	298,000	1,441,543
#	Nak Sealing Technologies Corp.	229,954	839,058
	Namchow Holdings Co., Ltd.	697,000	1,448,702
#	Nan Kang Rubber Tire Co., Ltd.	1,742,952	2,702,255
#	Nan Liu Enterprise Co., Ltd.	184,000	1,116,366
	Nan Pao Resins Chemical Co., Ltd.	10,000	57,374
#	Nan Ren Lake Leisure Amusement Co., Ltd.	460,000	223,194
#	Nang Kuang Pharmaceutical Co., Ltd.	226,000	321,425
	Nantex Industry Co., Ltd.	1,022,606	5,007,225
#	National Aerospace Fasteners Corp.	105,000	225,059
	National Petroleum Co., Ltd.	227,824	405,089
#	Netronix, Inc.	280,000	586,888
	New Best Wire Industrial Co., Ltd.	195,600	210,583
#	New Era Electronics Co., Ltd.	312,000	365,408
	Nexcom International Co., Ltd.	537,094	507,099
#	Nichidenbo Corp.	740,417	1,613,025
#	Nidec Chaun-Choung Technology Corp.	138,000	1,073,735

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Nien Hsing Textile Co., Ltd.	480,345	$365,638
#	Niko Semiconductor Co., Ltd.	218,000	534,169
#	Nishoku Technology, Inc.	180,400	926,711
#	Nova Technology Corp.	47,000	239,190
#	Nuvoton Technology Corp.	861,187	2,115,118
	O-Bank Co., Ltd.	2,038,071	551,347
# *	Ocean Plastics Co., Ltd.	775,200	1,135,102
#	OK Biotech Co., Ltd.	182,527	173,478
*	OptoTech Corp.	1,428,804	1,437,937
#	Orient Europharma Co., Ltd.	149,000	251,629
#	Orient Semiconductor Electronics, Ltd.	1,171,599	764,494
	Oriental Union Chemical Corp.	2,313,267	1,943,092
#	O-TA Precision Industry Co., Ltd.	282,227	1,288,925
# *	Pacific Construction Co.	1,300,921	540,180
#	Pacific Hospital Supply Co., Ltd.	279,209	736,176
	Paiho Shih Holdings Corp.	516,365	897,708
#	Pan Jit International, Inc.	1,110,486	2,329,219
#	Pan-International Industrial Corp.	1,674,747	2,411,098
#	Panion & BF Biotech, Inc.	186,000	510,939
*	Paragon Technologies Co., Ltd.	275,246	298,297
#	Parpro Corp.	208,000	185,113
#	PChome Online, Inc.	223,000	671,925
#	PCL Technologies, Inc.	227,810	918,641
#	P-Duke Technology Co., Ltd.	202,950	543,708
*	Pharmally International Holding Co., Ltd.	441,605	335,555
# *	Phihong Technology Co., Ltd.	1,323,401	2,013,131
#	Phoenix Tours International, Inc.	199,481	271,383
#	Pixart Imaging, Inc.	551,150	3,867,256
	Planet Technology Corp.	160,000	377,758
#	Plastron Precision Co., Ltd.	523,460	297,765
#	Plotech Co., Ltd.	434,000	531,011
#	Polytronics Technology Corp.	279,124	1,265,084
	Posiflex Technology, Inc.	94,457	264,180
#	Power Wind Health Industry, Inc.	148,203	854,766
#	Poya International Co., Ltd.	127,098	2,768,060
#	President Securities Corp.	3,317,994	3,542,343
	Primax Electronics, Ltd.	1,649,000	3,568,077
	Prince Housing & Development Corp.	4,588,644	2,067,063
*	Princeton Technology Corp.	221,000	276,667
#	Pro Hawk Corp.	77,000	558,530
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co., Ltd.	622,000	920,304
#	Prosperity Dielectrics Co., Ltd.	432,559	1,124,051
	Qisda Corp.	4,891,900	6,346,280
	QST International Corp.	216,000	633,642
#	Qualipoly Chemical Corp.	339,048	463,071
#	Quang Viet Enterprise Co., Ltd.	229,000	1,072,466
#	Quanta Storage, Inc.	928,000	1,789,344
# *	Quintain Steel Co., Ltd.	910,823	749,790
	Radiant Opto-Electronics Corp.	710,000	3,253,261
	Radium Life Tech Co., Ltd.	2,956,242	1,381,628
#	Rafael Microelectronics, Inc.	93,000	508,873
	Rechi Precision Co., Ltd.	1,289,181	1,141,477
#	Rexon Industrial Corp., Ltd.	581,000	1,947,719
	Rich Development Co., Ltd.	2,360,036	955,800
#	RichWave Technology Corp.	233,900	4,498,307
*	Right WAY Industrial Co., Ltd.	119,384	50,192
*	Ritek Corp.	3,094,867	1,379,400
# *	Roo Hsing Co., Ltd.	1,788,000	710,938

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Rotam Global Agrosciences, Ltd.	345,268	$169,602
	Ruentex Development Co., Ltd.	1,434,000	2,719,421
#	Ruentex Engineering & Construction Co.	142,000	738,395
#	Ruentex Industries, Ltd.	1,439,000	4,373,145
	Samebest Co., Ltd.	15,420	25,346
	Sampo Corp.	1,387,861	1,552,382
#	San Fang Chemical Industry Co., Ltd.	805,647	676,989
#	San Far Property, Ltd.	596,677	355,364
#	San Shing Fastech Corp.	456,875	1,041,276
	Sanitar Co., Ltd.	212,000	297,162
	Sanyang Motor Co., Ltd.	2,115,628	2,448,919
#	SCI Pharmtech, Inc.	232,395	752,335
#	Scientech Corp.	231,000	583,534
#	SDI Corp.	612,000	1,944,203
#	Sea Sonic Electronics Co., Ltd.	45,000	180,135
#	Senao International Co., Ltd.	335,541	429,912
#	Senao Networks, Inc.	113,000	439,873
	Sercomm Corp.	991,000	2,619,839
#	Sesoda Corp.	660,370	677,201
	Shane Global Holding, Inc.	6,000	17,059
#	Shan-Loong Transportation Co., Ltd.	291,000	384,471
# *	Sharehope Medicine Co., Ltd.	397,445	462,317
	Sheng Yu Steel Co., Ltd.	482,980	631,285
#	ShenMao Technology, Inc.	370,891	649,454
	Shieh Yih Machinery Industry Co., Ltd.	166,000	84,325
#	Shih Her Technologies, Inc.	173,000	351,224
*	Shih Wei Navigation Co., Ltd.	409,081	425,405
#	Shihlin Electric & Engineering Corp.	1,507,000	2,787,223
	Shin Hai Gas Corp.	1,245	2,145
	Shin Zu Shing Co., Ltd.	676,943	2,908,933
*	Shinih Enterprise Co., Ltd.	71,000	52,386
# *	Shining Building Business Co., Ltd.	1,797,814	984,253
	Shinkong Insurance Co., Ltd.	940,131	1,399,031
#	Shinkong Synthetic Fibers Corp.	4,827,395	4,175,305
	Shinkong Textile Co., Ltd.	806,542	1,230,720
#	Shiny Chemical Industrial Co., Ltd.	312,637	1,338,076
*	Shuttle, Inc.	1,405,152	715,221
#	Sigurd Microelectronics Corp.	1,680,907	3,272,583
#	Silicon Integrated Systems Corp.	2,018,302	1,798,862
	Sinbon Electronics Co., Ltd.	841,813	7,799,470
	Sincere Navigation Corp.	1,330,139	1,548,009
	Single Well Industrial Corp.	79,224	81,723
#	Sinher Technology, Inc.	242,000	500,654
#	Sinmag Equipment Corp.	192,056	751,705
	Sino American Electronic Co., Ltd.	564,703	0
#	Sinon Corp.	1,668,510	1,336,440
#	Sinopower Semiconductor, Inc.	16,000	75,817
#	Sinphar Pharmaceutical Co., Ltd.	180,938	200,650
	Sinyi Realty, Inc.	981,660	1,179,186
	Sirtec International Co., Ltd.	349,600	397,262
	Sitronix Technology Corp.	496,879	5,538,302
#	Siward Crystal Technology Co., Ltd.	669,000	735,760
	Soft-World International Corp.	290,000	1,223,476
#	Solar Applied Materials Technology Co.	1,815,372	3,603,194
#	Solomon Technology Corp.	490,000	346,799
#	Solteam, Inc.	243,034	652,991
#	Sonix Technology Co., Ltd.	614,000	2,392,323
	Southeast Cement Co., Ltd.	709,700	456,301
#	Speed Tech Corp.	435,000	1,222,324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Spirox Corp.	298,824	$346,112
#	Sporton International, Inc.	297,192	2,726,472
	St Shine Optical Co., Ltd.	214,000	2,455,065
#	Standard Chemical & Pharmaceutical Co., Ltd.	321,571	460,553
	Standard Foods Corp.	293,000	595,279
#	Stark Technology, Inc.	399,688	1,023,761
*	Sun Yad Construction Co., Ltd.	210,000	94,835
#	Sunko INK Co., Ltd.	546,400	239,320
#	SunMax Biotechnology Co., Ltd.	89,000	261,619
	Sunny Friend Environmental Technology Co., Ltd.	271,000	2,223,080
#	Sunonwealth Electric Machine Industry Co., Ltd.	867,487	1,637,776
#	Sunplus Technology Co., Ltd.	2,002,000	2,470,433
#	Sunrex Technology Corp.	332,612	750,235
#	Sunspring Metal Corp.	331,000	403,543
	Sunty Development Co., Ltd.	42,000	20,459
#	Supreme Electronics Co., Ltd.	1,609,508	2,419,692
#	Sweeten Real Estate Development Co., Ltd.	707,465	637,191
#	Symtek Automation Asia Co., Ltd.	213,069	850,882
	Syncmold Enterprise Corp.	452,750	1,453,587
#	Synmosa Biopharma Corp.	785,446	748,111
	Systex Corp.	632,388	2,071,064
#	T3EX Global Holdings Corp.	420,177	1,088,384
#	TA Chen Stainless Pipe	5,919,081	10,101,183
#	Ta Liang Technology Co., Ltd.	180,000	451,727
#	Ta Ya Electric Wire & Cable	2,301,318	2,832,772
	Ta Yih Industrial Co., Ltd.	106,000	201,660
#	Tah Hsin Industrial Corp.	309,220	835,510
#	TAI Roun Products Co., Ltd.	201,000	136,114
#	TA-I Technology Co., Ltd.	461,788	1,264,225
# *	Tai Tung Communication Co., Ltd.	513,267	399,313
	Taichung Commercial Bank Co., Ltd.	15,662,359	6,694,836
#	TaiDoc Technology Corp.	254,470	1,556,488
	Taiflex Scientific Co., Ltd.	758,340	1,568,331
#	Taimide Tech, Inc.	464,262	933,821
#	Tainan Enterprises Co., Ltd.	263,370	185,023
#	Tainan Spinning Co., Ltd.	4,672,044	4,730,144
#	Tai-Saw Technology Co., Ltd.	235,120	222,857
#	TaiSol Electronics Co., Ltd.	63,000	137,198
#	Taisun Enterprise Co., Ltd.	898,648	1,057,809
#	Taita Chemical Co., Ltd.	821,497	1,449,421
# *	Taiwan Chinsan Electronic Industrial Co., Ltd.	414,673	793,093
#	Taiwan Cogeneration Corp.	1,652,566	2,359,174
	Taiwan Fertilizer Co., Ltd.	947,000	2,063,198
	Taiwan Fire & Marine Insurance Co., Ltd.	979,338	829,012
	Taiwan FU Hsing Industrial Co., Ltd.	649,000	1,114,603
*	Taiwan Glass Industry Corp.	736,000	888,534
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,014,468	2,851,227
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	774,120	810,488
	Taiwan Kolin Co., Ltd.	1,356,000	0
# *	Taiwan Land Development Corp.	2,845,991	707,585
#	Taiwan Line Tek Electronic	144,185	162,939
#	Taiwan Mask Corp.	197,000	580,208
	Taiwan Navigation Co., Ltd.	934,777	1,411,285
	Taiwan Paiho, Ltd.	1,116,287	3,853,881
	Taiwan PCB Techvest Co., Ltd.	1,097,238	2,045,718
#	Taiwan Sakura Corp.	780,803	1,788,735
	Taiwan Sanyo Electric Co., Ltd.	417,400	548,195
	Taiwan Secom Co., Ltd.	204,000	696,294
#	Taiwan Semiconductor Co., Ltd.	982,000	1,959,333

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Shin Kong Security Co., Ltd.	1,443,577	$2,002,619
	Taiwan Steel Union Co., Ltd.	18,000	49,029
	Taiwan Styrene Monomer	2,102,209	1,646,099
#	Taiwan Surface Mounting Technology Corp.	1,070,388	4,430,681
#	Taiwan Taxi Co., Ltd.	73,227	226,658
# *	Taiwan TEA Corp.	2,280,897	1,935,025
#	Taiwan Union Technology Corp.	1,023,000	4,302,475
	Taiyen Biotech Co., Ltd.	383,883	470,572
# *	Tatung Co., Ltd.	3,982,015	3,836,443
#	Tayih Lun An Co., Ltd.	220,890	196,184
#	TCI Co., Ltd.	409,746	3,531,390
	Te Chang Construction Co., Ltd.	258,206	300,464
#	Tehmag Foods Corp.	105,800	1,165,737
#	Ten Ren Tea Co., Ltd.	140,980	187,336
	Tera Autotech Corp.	91,885	79,023
#	Test Research, Inc.	689,820	1,597,206
	Test-Rite International Co., Ltd.	1,179,495	1,103,994
# *	Tex-Ray Industrial Co., Ltd.	311,000	243,193
#	Thinking Electronic Industrial Co., Ltd.	303,204	1,983,246
#	Thye Ming Industrial Co., Ltd.	594,669	673,810
*	Ton Yi Industrial Corp.	3,119,644	1,719,249
#	Tong Hsing Electronic Industries, Ltd.	269,976	1,850,342
	Tong Yang Industry Co., Ltd.	1,476,741	2,011,487
	Tong-Tai Machine & Tool Co., Ltd.	824,892	553,688
	TOPBI International Holdings, Ltd.	466,096	131,154
#	Topco Scientific Co., Ltd.	709,087	3,454,255
#	Topco Technologies Corp.	190,720	538,631
	Topkey Corp.	284,000	1,776,682
#	Topoint Technology Co., Ltd.	579,898	851,406
#	Toung Loong Textile Manufacturing	347,000	536,248
# *	TPK Holding Co., Ltd.	1,404,000	2,727,092
	Trade-Van Information Services Co.	255,000	459,613
	Transart Graphics Co., Ltd.	18,000	55,459
	Transcend Information, Inc.	853,000	2,455,165
#	Tsang Yow Industrial Co., Ltd.	270,000	291,303
	Tsann Kuen Enterprise Co., Ltd.	311,686	304,719
#	TSC Auto ID Technology Co., Ltd.	107,470	855,405
	TSRC Corp.	2,355,200	3,027,595
	Ttet Union Corp.	177,000	1,123,357
#	TTFB Co., Ltd.	38,000	341,166
#	TTY Biopharm Co., Ltd.	969,979	2,476,203
#	Tung Ho Steel Enterprise Corp.	3,041,000	6,442,490
#	TURVO International Co., Ltd.	247,922	1,037,718
	TXC Corp.	1,221,053	5,538,398
#	TYC Brother Industrial Co., Ltd.	848,980	751,317
*	Tycoons Group Enterprise	1,750,767	926,993
#	Tyntek Corp.	1,188,039	1,234,381
#	UDE Corp.	277,000	327,493
#	Ultra Chip, Inc.	266,786	664,369
	U-Ming Marine Transport Corp.	1,775,000	4,468,423
	Union Bank Of Taiwan	8,280,122	3,554,265
#	Unitech Computer Co., Ltd.	385,804	399,019
#	Unitech Printed Circuit Board Corp.	2,447,937	1,882,739
	United Integrated Services Co., Ltd.	632,951	5,505,797
	United Orthopedic Corp.	312,935	402,422
#	United Radiant Technology	385,000	277,786
*	United Renewable Energy Co., Ltd.	4,128,108	2,109,913
	Unity Opto Technology Co., Ltd.	2,760,500	76,343
	Univacco Technology, Inc.	32,000	28,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Universal Cement Corp.	1,727,433	$1,613,778
#	Universal Microwave Technology, Inc.	207,534	543,324
# *	Unizyx Holding Corp.	1,122,430	1,535,125
#	UPC Technology Corp.	3,162,124	3,417,336
#	Userjoy Technology Co., Ltd.	186,274	599,543
	USI Corp.	3,070,156	4,532,930
# *	Usun Technology Co., Ltd.	209,200	307,113
#	Utechzone Co., Ltd.	203,000	476,266
#	Ve Wong Corp.	577,696	755,043
#	VHQ Media Holdings, Ltd.	90,000	118,373
# *	Victory New Materials, Ltd. Co.	457,832	203,822
	Visual Photonics Epitaxy Co., Ltd.	653,772	2,730,357
#	Vivotek, Inc.	131,704	389,836
#	Wafer Works Corp.	1,958,548	4,031,680
#	Waffer Technology Corp.	534,000	417,360
#	Wah Hong Industrial Corp.	144,021	205,138
	Wah Lee Industrial Corp.	715,000	2,105,549
	Walsin Lihwa Corp.	2,541,000	2,764,251
# *	Walton Advanced Engineering, Inc.	1,328,197	879,870
	WAN HWA Enterprise Co.	401,238	192,084
# *	Ways Technical Corp., Ltd.	189,000	186,937
*	We & Win Development Co., Ltd.	161,000	60,292
*	We&Win Diversification Co., Ltd.	95,000	47,148
	Wei Chuan Foods Corp.	1,343,000	1,180,534
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	1,360,459	1,191,066
#	Well Shin Technology Co., Ltd.	319,000	620,063
# *	Wha Yu Industrial Co., Ltd.	301,000	253,343
#	Wholetech System Hitech, Ltd.	207,000	338,763
#	Winmate, Inc.	140,000	399,274
#	Winstek Semiconductor Co., Ltd.	250,000	295,364
	Wintek Corp.	5,447,000	66,905
#	Wisdom Marine Lines Co., Ltd.	1,808,241	4,578,788
#	Wistron NeWeb Corp.	1,267,155	3,365,550
	Wowprime Corp.	287,000	1,913,245
	WT Microelectronics Co., Ltd.	1,545,450	3,031,993
#	WUS Printed Circuit Co., Ltd.	628,737	777,581
#	XAC Automation Corp.	302,000	326,579
# *	XinTec, Inc.	108,000	596,503
#	X-Legend Entertainment Co., Ltd.	106,000	291,219
	XPEC Entertainment, Inc.	192,135	0
	Xxentria Technology Materials Corp.	527,207	1,320,673
*	Yang Ming Marine Transport Corp.	208,981	590,178
	YC INOX Co., Ltd.	1,496,609	1,636,557
#	YCC Parts Manufacturing Co., Ltd.	132,000	192,451
# *	Yea Shin International Development Co., Ltd.	635,076	557,673
#	Yem Chio Co., Ltd.	1,614,673	1,098,552
#	Yeong Guan Energy Technology Group Co., Ltd.	345,987	1,053,633
#	YFC-Boneagle Electric Co., Ltd.	415,000	429,051
#	YFY, Inc.	4,496,212	6,110,589
	Yi Jinn Industrial Co., Ltd.	744,284	518,545
# *	Yieh Phui Enterprise Co., Ltd.	3,922,049	3,040,687
	Yonyu Plastics Co., Ltd.	279,600	359,162
#	Young Fast Optoelectronics Co., Ltd.	386,872	578,517
*	Young Optics, Inc.	58,000	176,217
#	Youngtek Electronics Corp.	494,666	1,566,421
#	Yuanta Futures Co., Ltd.	342,827	644,025
	Yulon Finance Corp.	593,320	2,902,574
# *	Yulon Motor Co., Ltd.	1,827,056	2,967,483

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	272,869	$723,312
#	Yungshin Construction & Development Co., Ltd.	426,000	765,285
	YungShin Global Holding Corp.	772,015	1,237,435
	Yungtay Engineering Co., Ltd.	17,000	39,358
	Yusin Holding Corp.	6,721	15,941
	Zeng Hsing Industrial Co., Ltd.	228,107	1,456,606
#	Zenitron Corp.	757,000	802,761
#	Zero One Technology Co., Ltd.	451,000	788,631
	Zhong Yang Technology Co., Ltd.	7,000	20,361
# *	Zig Sheng Industrial Co., Ltd.	1,607,732	984,957
# *	Zinwell Corp.	1,167,586	1,061,543
#	Zippy Technology Corp.	461,948	648,696
#	ZongTai Real Estate Development Co., Ltd.	595,849	866,810

TOTAL TAIWAN			1,064,375,630

THAILAND — (3.2%)
	AAPICO Hitech PCL	90,970	69,533
	AAPICO Hitech PCL	827,632	632,602
	Advanced Information Technology PCL, Class F	685,200	462,118
	AEON Thana Sinsap Thailand PCL	312,000	2,224,456
	After You PCL	850,300	286,733
	AJ Plast PCL	406,188	307,862
	Allianz Ayudhya Capital PCL	195,200	214,712
	Alucon PCL	2,200	12,576
	Amanah Leasing PCL	1,161,500	231,274
	Amata Corp. PCL	3,812,510	2,118,231
	Ananda Development PCL	7,329,900	522,597
	AP Thailand PCL	10,459,716	2,888,914
*	Asia Aviation PCL	11,246,800	910,219
	Asia Plus Group Holdings PCL	8,178,500	908,795
	Asia Sermkij Leasing PCL	1,030,800	943,486
	Asian Insulators PCL	6,363,400	645,792
	Bangchak Corp. PCL	4,365,900	3,610,499
*	Bangkok Airways PCL	3,874,400	914,551
*	Bangkok Aviation Fuel Services PCL	1,004,846	830,985
	Bangkok Chain Hospital PCL	5,905,437	3,432,787
	Bangkok Commercial Asset Management PCL	1,862,200	1,231,997
	Bangkok Insurance PCL	198,381	1,720,205
	Bangkok Land PCL	51,049,770	1,770,654
*	Bangkok Life Assurance PCL	1,095,400	879,486
*	Bangkok Ranch PCL	2,178,000	204,248
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	12,020,900	4,748,521
	Banpu Power PCL	1,374,400	798,929
	BCPG PCL	321,900	146,800
*	BEC World PCL	3,318,548	1,087,088
*	Better World Green PCL	14,328,300	349,723
	BG Container Glass PCL	455,200	142,536
	Brooker Group PCL (The)	1,909,700	38,639
	Cal-Comp Electronics Thailand PCL, Class F	12,170,231	1,282,003
	Central Paper Industry PCL	20	0
*	Central Plaza Hotel PCL	1,367,400	1,394,298
*	CH Karnchang PCL	4,831,900	2,607,015
	Charoong Thai Wire & Cable PCL, Class F	726,000	209,843
	Chayo Group PCL	132,900	65,730
	Chularat Hospital PCL, Class F	22,697,700	2,274,326
	CIMB Thai Bank PCL	7,467,800	213,451
	CK Power PCL	613,000	92,135
	Com7 PCL, Class F	2,064,300	4,889,350

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Communication & System Solution PCL	865,600	$62,270
	Country Group Development PCL	14,642,500	371,500
*	Country Group Holdings PCL	7,187,500	274,689
*	Demco PCL	260,300	35,612
	Dhipaya Insurance PCL	2,171,100	2,022,060
	Diamond Building Products PCL	58,000	13,225
	Do Day Dream PCL	340,400	240,507
	Dohome PCL	289,700	239,575
*	Dusit Thani PCL	114,500	29,970
	Dynasty Ceramic PCL	17,485,880	1,774,561
	Eastern Polymer Group PCL, Class F	4,879,400	1,880,459
	Eastern Power Group PCL	1,652,608	313,140
	Eastern Water Resources Development and Management PCL, Class F	2,649,000	876,265
*	Ekachai Medical Care PCL	927,600	192,148
*	Erawan Group PCL (The)	925,370	137,301
*	Esso Thailand PCL	4,288,300	1,177,518
	Forth Corp. PCL	1,383,200	310,956
	Forth Smart Service PCL	1,272,900	337,260
	GFPT PCL	2,205,000	814,372
	Global Green Chemicals PCL, Class F	1,314,600	477,077
	GMM Grammy PCL	81,260	39,929
*	Grande Asset Hotels & Property PCL	1,507,800	27,602
*	Group Lease PCL	1,644,700	34,333
	Gunkul Engineering PCL	16,239,680	2,190,499
	Haad Thip PCL	298,400	376,145
	Hana Microelectronics PCL	2,393,396	4,266,029
	Humanica PCL	41,600	14,295
*	ICC International PCL	204,600	212,731
	Ichitan Group PCL	2,558,400	1,109,222
*	Interlink Communication PCL	798,400	157,693
	IRPC PCL	2,328,900	309,647
*	Italian-Thai Development PCL	17,231,827	1,012,742
	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	764,147
	JMT Network Services PCL, Class F	131,300	189,755
	Jubilee Enterprise PCL	272,500	238,479
	JWD Infologistics PCL	415,000	155,937
	Kang Yong Electric PCL	6,000	80,931
	Karmarts PCL	2,746,100	373,937
	KCE Electronics PCL	3,416,500	6,391,365
	KGI Securities Thailand PCL	5,735,600	948,642
*	Khon Kaen Sugar Industry PCL	7,709,937	1,010,246
*	Khonburi Sugar PCL	138,500	17,347
	Kiatnakin Phatra Bank PCL	920,400	1,721,824
	Lalin Property PCL	194,800	64,438
	Lam Soon Thailand PCL	1,074,700	193,282
	Lanna Resources PCL	565,050	171,489
	Lee Feed Mill PCL	67,000	6,369
	LH Financial Group PCL	39,495,139	1,522,093
*	Loxley PCL	6,581,976	465,045
	LPN Development PCL	5,937,202	962,918
	MBK PCL	4,102,964	1,818,415
	MC Group PCL	79,800	28,704
*	MCOT PCL	984,700	159,702
	MCS Steel PCL	1,579,400	725,345
	Mega Lifesciences PCL	1,595,700	1,780,829
	Millcon Steel PCL	3,497,033	208,895
	MK Restaurants Group PCL	236,900	388,018
	Modernform Group PCL	2,003,800	230,385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Mono Next P.C.L., Class F	5,406,600	$345,536
	Muang Thai Insurance PCL	61,288	165,337
	Namyong Terminal PCL	2,175,000	321,317
*	Nava Nakorn PCL	1,852,800	164,231
*	Nawarat Patanakarn PCL	2,154,200	54,655
	Netbay PCL	448,500	446,519
	Noble Development PCL	1,682,100	486,195
	Northeast Rubber PCL	141,900	28,710
*	Nusasiri PCL	2,408,400	34,806
	Origin Property PCL, Class F	4,060,750	1,199,804
	PCS Machine Group Holding PCL	1,196,800	199,867
	Plan B Media PCL, Class F	8,680,300	1,728,394
*	Platinum Group PCL (The), Class F	3,236,300	313,886
	Polyplex Thailand PCL	1,304,050	1,183,120
	Power Solution Technologies PCL, Class F	7,178,320	438,019
*	Precious Shipping PCL	1,672,350	982,867
	Premier Marketing PCL	1,476,300	412,487
	Prima Marine PCL	4,033,200	997,371
*	Principal Capital PCL	1,537,400	236,010
	Property Perfect PCL	37,685,530	641,456
	Pruksa Holding PCL	3,480,400	1,430,722
	PTG Energy PCL	3,706,400	2,392,570
	Pylon PCL	1,586,600	220,124
	Quality Houses PCL	36,115,926	2,760,527
*	Raimon Land PCL	9,678,200	267,306
	Rajthanee Hospital PCL	692,900	700,967
	Ratchthani Leasing PCL	9,072,255	1,276,161
	Regional Container Lines PCL	1,703,300	2,037,669
	Rojana Industrial Park PCL	4,564,654	1,084,815
	RS PCL	2,017,800	1,620,072
	S 11 Group PCL	1,380,900	328,179
	Sabina PCL	829,900	570,369
	Saha Pathana Inter-Holding PCL	699,100	1,363,961
	Sahakol Equipment PCL	2,553,800	175,516
	Sahamitr Pressure Container PCL	676,000	238,812
	Saha-Union PCL	804,600	930,248
*	Samart Corp. PCL	2,808,500	947,065
	Samart Telcoms PCL	721,200	172,555
	Sansiri PCL	53,038,010	1,771,482
	Sappe PCL	511,100	430,875
	SC Asset Corp. PCL	8,404,015	842,088
	SEAFCO PCL	2,508,302	385,056
	Sena Development PCL	2,107,633	311,365
	Sermsang Power Corp. Co., Ltd.	1,133,800	527,984
	Siam City Cement PCL	31,154	181,596
	Siam Future Development PCL	5,834,247	1,180,434
	Siam Wellness Group PCL, Class F	405,300	98,925
	Siamgas & Petrochemicals PCL	3,605,000	1,319,856
	Singha Estate PCL	16,129,654	1,087,829
	Sino-Thai Engineering & Construction PCL	4,544,900	2,116,453
	SISB PCL	39,100	12,432
	SNC Former PCL	626,400	295,723
	Somboon Advance Technology PCL	1,366,637	851,474
	Southern Concrete Pile PCL	115,700	26,010
	SPCG PCL	2,365,100	1,450,772
	Sri Trang Agro-Industry PCL	3,454,408	5,241,936
*	Srisawad Finance PCL	414,300	691,886
*	Srithai Superware PCL	6,980,200	215,207
	Srivichai Vejvivat PCL	688,600	187,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	7,667,600	$2,314,747
*	STP & I PCL	5,356,064	691,493
	Supalai PCL	5,899,591	3,884,115
*	Super Energy Corp. PCL	74,088,800	2,260,437
	Susco PCL	2,759,500	288,911
*	SVI PCL	1,693,800	274,707
	Synnex Thailand PCL	106,040	97,909
	Syntec Construction PCL	5,282,100	369,811
	TAC Consumer PCL, Class F	1,991,500	466,895
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	681,365
	Thai Agro Energy PCL	1,506,200	125,769
	Thai Nakarin Hospital PCL	338,300	334,090
	Thai Rayon PCL	40,200	39,054
	Thai Reinsurance PCL	8,213,800	406,239
	Thai Solar Energy PCL, Class F	3,485,274	306,693
	Thai Stanley Electric PCL, Class F	164,200	965,029
	Thai Union Group PCL, Class F	1,878,600	911,019
	Thai Vegetable Oil PCL	1,967,975	2,243,697
*	Thai Wacoal PCL	78,000	107,090
	Thai Wah PCL, Class F	2,244,800	407,326
	Thaicom PCL	2,726,000	928,000
	Thaifoods Group PCL	4,336,400	717,221
	Thaire Life Assurance PCL	331,700	41,546
	Thanachart Capital PCL	622,100	709,259
	Thitikorn PCL	807,900	277,624
	Thoresen Thai Agencies PCL	6,802,454	3,189,589
	Tipco Asphalt PCL	2,923,000	1,896,254
	TIPCO Foods PCL	1,167,082	361,697
	TKS Technologies PCL	681,450	225,417
	TMT Steel PCL	1,251,600	498,429
	TPC Power Holdings Co., Ltd.	1,014,800	469,309
	TPI Polene PCL	36,596,200	2,562,175
	TPI Polene Power PCL	10,361,800	1,450,902
	TQM Corp. PCL	218,800	846,741
*	TTCL PCL	241,240	45,323
	TTW PCL	3,170,000	1,180,955
*	U City PCL, Class F	16,368,114	446,821
	UAC Global PCL	353,200	57,851
	Union Auction PCL	1,214,200	397,747
*	Unique Engineering & Construction PCL	2,815,670	596,818
	United Paper PCL	1,254,300	894,274
	Univanich Palm Oil PCL	2,378,600	469,800
	Univentures PCL	3,009,700	382,767
*	Vanachai Group PCL	2,336,959	607,928
	Vinythai PCL	1,081,934	1,346,445
	WHA Corp. PCL	14,214,900	1,543,039
	WHA Utilities and Power PCL	4,811,700	738,657
	Workpoint Entertainment PCL	987,440	586,677

TOTAL THAILAND			179,036,813

TURKEY — (1.3%)
*	Adese Alisveris Merkezleri Ticaret A.S.	1,099,020	267,566
*	Afyon Cimento Sanayi TAS	665,022	306,001
	Akcansa Cimento A.S.	118,218	258,864
	Aksa Akrilik Kimya Sanayii A.S.	787,007	1,559,925
# *	Aksa Enerji Uretim A.S.	550,138	764,267
	Aksigorta A.S.	387,613	355,277
	Alarko Holding A.S.	591,064	687,493
*	Albaraka Turk Katilim Bankasi A.S.	2,063,168	399,125

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Alkim Alkali Kimya A.S.	271,399	$564,310
#	Anadolu Anonim Turk Sigorta Sirketi	819,444	640,433
	Anadolu Hayat Emeklilik A.S.	277,210	302,180
	AvivaSA Emeklilik ve Hayat A.S., Class A	148,770	330,092
	Aygaz A.S.	348,467	579,423
*	Bagfas Bandirma Gubre Fabrikalari A.S.	96,727	263,137
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	2
*	Bera Holding A.S.	2,157,014	8,530,666
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	458,438	468,245
	Bizim Toptan Satis Magazalari A.S.	135,932	232,083
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	188,119	561,994
	Borusan Yatirim ve Pazarlama A.S.	31,790	1,371,914
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	213,747	661,738
*	Cimsa Cimento Sanayi VE Ticaret A.S.	201,500	535,956
	Deva Holding A.S.	139,758	514,416
#	Dogan Sirketler Grubu Holding A.S.	3,752,330	1,335,442
#	Dogus Otomotiv Servis ve Ticaret A.S.	146,035	470,039
#	EGE Endustri VE Ticaret A.S.	5,745	984,344
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	554,484	428,085
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	679,843
# *	Fenerbahce Futbol A.S.	136,706	471,076
*	Global Yatirim Holding A.S.	508,575	217,785
	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
*	Goodyear Lastikleri TAS	243,750	221,798
# *	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	506,666	451,260
	GSD Holding A.S.	1,439,487	302,126
# *	Gubre Fabrikalari TAS	215,581	1,584,705
# *	Hektas Ticaret TAS	1,030,910	1,023,078
# *	Ihlas Holding A.S.	6,456,683	459,591
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	415,744	361,566
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	311,954	473,110
# *	Is Finansal Kiralama A.S.	766,484	307,425
	Is Yatirim Menkul Degerler A.S., Class A	583,435	1,084,767
*	Isiklar Enerji ve Yapi Holding A.S.	2,093,632	255,299
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	714,110	539,691
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	3,992,337	3,455,953
	Kartonsan Karton Sanayi ve Ticaret A.S.	107,701	661,173
*	Kerevitas Gida Sanayi ve Ticaret A.S.	633,326	411,422
*	Kordsa Teknik Tekstil A.S.	243,539	656,378
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	755,097	1,253,459
*	Kutahya Porselen Sanayi A.S.	7,678	48,542
	Logo Yazilim Sanayi Ve Ticaret A.S.	72,461	1,416,673
# *	Mavi Giyim Sanayi Ve Ticaret AS, Class B	148,549	779,845
*	Menderes Tekstil Sanayi ve Ticaret A.S.	325,597	93,216
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	388,508
# *	Migros Ticaret A.S.	363,688	1,595,860
*	MLP Saglik Hizmetleri A.S.	373,659	1,103,830
*	NET Holding A.S.	749,748	520,771
*	Netas Telekomunikasyon A.S.	164,979	492,507
	Nuh Cimento Sanayi A.S.	377,698	2,586,742
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	1,333,371	398,614
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,098	2,135,430
# *	Oyak Cimento Fabrikalari A.S.	1,260,876	1,048,953
*	Parsan Makina Parcalari Sanayii A.S.	60,935	216,191
# *	Pegasus Hava Tasimaciligi A.S.	143,587	1,280,911
	Polisan Holding A.S.	443,358	160,143
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	712,126	344,255
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,450,200	2,623,364
# *	Sasa Polyester Sanayi A.S.	764,999	3,299,291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Sekerbank Turk A.S.	2,852,943	$377,389
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	376,098	456,442
	Tat Gida Sanayi A.S	274,723	322,077
# *	TAV Havalimanlari Holding A.S.	360,988	939,916
#	Tekfen Holding A.S.	757,875	1,466,407
*	Turcas Petrol A.S.	410,905	175,823
	Turk Traktor ve Ziraat Makineleri A.S.	59,448	1,501,719
# *	Turkiye Halk Bankasi A.S.	161,288	83,700
#	Turkiye Sinai Kalkinma Bankasi A.S.	5,034,517	769,222
# *	Ulker Biskuvi Sanayi A.S.	636,506	1,695,797
# *	Vestel Elektronik Sanayi ve Ticaret A.S.	293,700	1,022,695
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	470,733	957,676
# *	Zorlu Enerji Elektrik Uretim A.S.	2,311,132	558,661

TOTAL TURKEY			69,105,692

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Islamic Bank PJSC	446,429	585,194
	Agthia Group PJSC	147,290	252,670
*	Air Arabia PJSC	5,216,300	1,810,702
	Amanat Holdings PJSC	2,349,412	578,134
*	Amlak Finance PJSC	1,550,731	90,518
*	Arabtec Holding PJSC	2,783,626	150,619
	Aramex PJSC	2,285,799	2,428,835
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,057,179
	Dana Gas PJSC	6,348,138	1,421,227
*	Deyaar Development PJSC	4,841,015	351,139
	Dubai Financial Market PJSC	3,599,347	1,038,612
	Dubai Investments PJSC	3,278,840	1,370,787
*	Emaar Development PJSC	1,035,017	768,712
*	Eshraq Investments PJSC	2,272,382	192,488
*	Gulf Navigation Holding PJSC	1,692,804	151,239
	Islamic Arab Insurance Co.	1,047,259	231,305
*	Manazel Real Estate PJSC	1,422,324	132,581
	National Central Cooling Co. PJSC	641,527	503,856
*	RAK Properties PJSC	1,078,085	157,371
	Ras Al Khaimah Ceramics	59,184	30,565

TOTAL UNITED ARAB EMIRATES			13,303,733

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	345,494	2,312,044

TOTAL COMMON STOCKS			5,357,915,602

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
*	Alpargatas SA	341,945	2,500,985
	Banco ABC Brasil SA	310,606	846,268
	Banco do Estado do Rio Grande do Sul SA, Class B	830,761	1,873,477
	Banco Pan SA	117,090	396,404
	Centrais Eletricas Santa Catarina	59,700	697,995
	Cia de Saneamento do Parana	4,479,427	3,512,920
	Cia de Transmissao de Energia Eletrica Paulista	659,178	3,276,444
	Cia Energetica de Sao Paulo, Class B	755,220	3,517,469
	Cia Energetica do Ceara, Class A	98,239	1,038,083
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,628,692
	Cia Paranaense de Energia	243,400	280,499
*	Eucatex SA Industria e Comercio	196,878	440,362
	Grazziotin SA	12,400	78,481

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Marcopolo SA	2,004,511	$963,131
	Randon SA Implementos e Participacoes	703,536	1,801,564
	Schulz SA	157,600	318,562
	Unipar Carbocloro SA.	284,018	4,058,928
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	1,774,971	7,335,739

TOTAL BRAZIL			34,566,003

CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	598,934	851,129

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	652,339	609,663

TOTAL PREFERRED STOCKS			36,026,795

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Gafisa SA Rights 06/15/20	0	0
*	Gafisa SA Rights 06/15/20	3	0

TOTAL BRAZIL			0

CHILE — (0.0%)
*	Banvida SA Rights 9/24/20	5,722	887

INDIA — (0.0%)
*	Sundaram Finance Holdings, Ltd. Rights 06/02/21	25,628	8,200

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	732,477	49,567

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	426,100	0
*	Frontken Corp. Bhd Warrants 05/03/26	1,146,150	0
*	Scientex BHD Warrants 01/14/26	224,725	73,511

TOTAL MALAYSIA			73,511

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	16,692	13,130
*	Korea Line Corp. Rights 06/09/21	143,914	135,201

TOTAL SOUTH KOREA			148,331

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	81,754	21,219
*	OK Biotech Co., Ltd. Rights Exp 08/03/20	20,528	441
*	Supreme Electronics Co., Ltd. Rights 05/07/21	170,095	60,894
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	196,915	0

TOTAL TAIWAN			82,554

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	515,400	190,353
*	MBK P.L.C. Warrants 3/24/22	184,210	63,893
*	Noble W2 Warrants 01/05/22	140,175	4,502
*	RS PCL Warrants 04/26/22	403,560	0
*	TFG W3 Warrants 04/29/22	433,640	0
*	U City PCL Rights Exp 03/31/21	49,104,342	236,552

TOTAL THAILAND			495,300

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»
TURKEY — (0.0%)
* Hektas Ticaret TAS Rights 05/17/21	510,012	$777,454

VIRGIN ISLANDS (BRITISH) — (0.0%)
* Chaarat Gold Holdings, Ltd. Warrants 03/12/22	1,962,550	0

TOTAL RIGHTS/WARRANTS		1,635,804

TOTAL INVESTMENT SECURITIES
(Cost $3,863,497,038)		5,395,578,201

		Value†

SECURITIES LENDING COLLATERAL — (2.7%)
@ § The DFA Short Term Investment Fund	12,945,278	149,776,866

TOTAL INVESTMENTS — (100.0%)
(Cost $4,013,260,398)		$5,545,355,067

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	$7,564	$56,269,500	—	$56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630
Thailand	179,002,480	34,333	—	179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
	Activision Blizzard, Inc.	496,359	$45,262,977
*	AMC Networks, Inc., Class A	6,800	341,904
	AT&T, Inc.	6,810,545	213,919,218
	ATN International, Inc.	684	31,177
*	Cars.com, Inc.	39,542	522,350
# *	Charter Communications, Inc., Class A	339,394	228,564,889
	Comcast Corp., Class A	5,581,653	313,409,816
*	Consolidated Communications Holdings, Inc.	10,700	77,040
*	Discovery, Inc., Class C	136,284	4,403,336
*	DISH Network Corp., Class A	83,975	3,761,240
	Entravision Communications Corp., Class A	38,094	146,662
	EW Scripps Co. (The), Class A	81,265	1,756,949
	Fox Corp., Class A	211,170	7,901,981
	Fox Corp., Class B	104,154	3,789,123
*	Gannett Co., Inc.	53,152	241,310
	Gray Television, Inc.	54,374	1,104,880
*	Hemisphere Media Group, Inc.	18,877	230,677
*	IAC/InterActiveCorp.	23,037	5,839,188
*	IMAX Corp.	18,300	377,346
	Interpublic Group of Cos., Inc. (The)	30,820	978,535
*	Iridium Communications, Inc.	51,500	1,956,485
	John Wiley & Sons, Inc., Class A	23,898	1,360,752
*	Liberty Broadband Corp.	2,882	464,434
*	Liberty Broadband Corp., Class A	24,095	3,799,059
*	Liberty Broadband Corp., Class C	139,025	22,622,148
*	Liberty Latin America, Ltd., Class A	4,700	65,260
*	Liberty Latin America, Ltd., Class C	4,641	64,742
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	213,088
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,365
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	467,989
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	705,921
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,084,558
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,355,548
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,653	217,947
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,408,971
*	Lions Gate Entertainment Corp., Class B	1	13
	Lumen Technologies, Inc.	539,862	6,926,429
*	Madison Square Garden Entertainment Corp.	9,852	892,690
# *	Marcus Corp. (The)	7,499	149,680
# *	Match Group, Inc.	49,723	7,738,390
# *	Meredith Corp.	44,176	1,373,874
# *	MSG Networks, Inc., Class A	29,558	469,085
	News Corp., Class A	402,247	10,536,860
	News Corp., Class B	99,903	2,428,642
	Nexstar Media Group, Inc., Class A	51,781	7,633,037
*	ORBCOMM, Inc.	45,543	521,923
*	Reading International, Inc., Class A	8,800	52,624
	Saga Communications, Inc., Class A	8,693	195,853
	Scholastic Corp.	21,511	652,429
	Spok Holdings, Inc.	9,322	95,737
	TEGNA, Inc.	184,139	3,693,828
	Telephone and Data Systems, Inc.	90,571	2,081,322
*	T-Mobile US, Inc.	282,437	37,318,401
*	Tribune Publishing Co.	900	15,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	13,750	$648,038
*	United States Cellular Corp.	12,191	416,079
#	ViacomCBS, Inc., Class A	14,300	646,360
	ViacomCBS, Inc., Class B	3,600	147,672
*	Vonage Holdings Corp.	85,934	1,164,406
*	Walt Disney Co. (The)	616,398	114,662,356
*	Zillow Group, Inc., Class A	26,110	3,481,768
# *	Zillow Group, Inc., Class C	64,720	8,421,366
*	Zynga, Inc., Class A	640,800	6,933,456

TOTAL COMMUNICATION SERVICES			1,099,771,879

CONSUMER DISCRETIONARY — (7.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	1,417,452
	Aaron’s Co., Inc. (The)	29,215	902,451
	Acushnet Holdings Corp.	2,067	87,455
*	Adtalem Global Education, Inc.	59,964	2,057,365
	Advance Auto Parts, Inc.	20,070	4,017,211
*	American Axle & Manufacturing Holdings, Inc.	91,765	851,579
#	American Eagle Outfitters, Inc.	173,750	6,006,538
*	American Outdoor Brands, Inc.	16,076	415,565
	Aramark	136,783	5,316,755
*	Asbury Automotive Group, Inc.	6,182	1,227,807
*	Autoliv, Inc.	53,413	5,376,553
*	AutoNation, Inc.	58,352	5,979,913
*	Barnes & Noble Education, Inc.	20,210	159,861
	Bassett Furniture Industries, Inc.	2,900	99,470
*	Beazer Homes USA, Inc.	4,326	96,513
	Best Buy Co., Inc.	15,363	1,786,256
	Big 5 Sporting Goods Corp.	10,801	197,874
*	Biglari Holdings, Inc., Class B	8	1,064
*	BJ’s Restaurants, Inc.	20,458	1,247,733
# *	Boot Barn Holdings, Inc.	32,500	2,292,550
	BorgWarner, Inc.	203,984	9,909,543
	Brunswick Corp.	63,040	6,753,475
*	Build-A-Bear Workshop, Inc.	25,874	208,027
	Caleres, Inc.	53,097	1,237,691
	Callaway Golf Co.	108,543	3,142,320
	Canterbury Park Holding Corp.	2,755	37,248
*	Capri Holdings, Ltd.	129,788	7,148,723
*	Carnival Corp.	139,546	3,901,706
	Carriage Services, Inc.	20,916	777,657
*	Carrols Restaurant Group, Inc.	35,900	211,451
*	Cavco Industries, Inc.	7,600	1,591,668
*	Century Communities, Inc.	14,709	1,087,583
	Chico’s FAS, Inc.	32,500	97,500
*	Chuy’s Holdings, Inc.	12,152	593,747
	Citi Trends, Inc.	5,815	608,249
	Columbia Sportswear Co.	1,785	194,583
*	Conn’s, Inc.	25,450	515,108
»	Contra Zagg, Inc.	30,497	2,745
	Cooper Tire & Rubber Co.	55,558	3,166,250
	Core-Mark Holding Co., Inc.	96,236	4,095,804
	Culp, Inc.	10,036	142,009
	Dana, Inc.	112,665	2,850,425
*	Deckers Outdoor Corp.	9,229	3,121,248
*	Delta Apparel, Inc.	7,532	256,163
#	Dick’s Sporting Goods, Inc.	83,076	6,860,416
	Dillard’s, Inc., Class A	75,900	7,507,269
*	Dorman Products, Inc.	9,311	923,465

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	225,681	$22,182,185
	Educational Development Corp.	3,358	59,705
*	El Pollo Loco Holdings, Inc.	4,415	74,790
	Escalade, Inc.	277	6,100
	Ethan Allen Interiors, Inc.	23,817	683,786
	Expedia Group, Inc.	1	176
	Extended Stay America, Inc.	90,395	1,797,957
*	Fiesta Restaurant Group, Inc.	10,900	160,666
*	Flanigan’s Enterprises, Inc.	865	21,257
	Flexsteel Industries, Inc.	2,068	90,020
	Foot Locker, Inc.	102,986	6,074,114
*	Ford Motor Co	2,868,969	33,107,902
*	Fossil Group, Inc.	600	7,740
	General Motors Co	1,095,598	62,690,118
*	Genesco, Inc.	6,456	322,800
	Gentex Corp.	145,810	5,129,596
*	Gentherm, Inc.	37,081	2,640,167
*	G-III Apparel Group, Ltd.	31,225	1,014,500
*	Goodyear Tire & Rubber Co. (The)	267,257	4,599,493
	Graham Holdings Co., Class B	5,780	3,673,826
*	Green Brick Partners, Inc.	2,594	66,951
	Group 1 Automotive, Inc.	57,936	9,510,774
	Guess?, Inc.	59,800	1,616,992
	Hamilton Beach Brands Holding Co., Class A	10,413	203,054
	Harley-Davidson, Inc.	3,372	163,104
	Haverty Furniture Cos., Inc.	33,479	1,555,769
# *	Helen of Troy, Ltd.	61,653	13,021,730
*	Hibbett Sports, Inc.	20,800	1,652,560
	Hooker Furniture Corp.	14,814	555,673
*	Hyatt Hotels Corp., Class A	14,601	1,202,100
#	International Game Technology P.L.C	7,100	122,262
*	J Alexander’s Holdings, Inc.	2,666	27,380
	Johnson Outdoors, Inc., Class A	15,588	2,210,534
	KB Home.	30,800	1,485,484
	Kohl’s Corp.	144,069	8,451,088
*	Lakeland Industries, Inc.	9,887	278,912
	La-Z-Boy, Inc.	56,332	2,504,521
	LCI Industries	10,111	1,481,262
	Lear Corp.	51,273	9,426,028
	Lennar Corp., Class A	224,100	23,216,760
	Lennar Corp., Class B	12,506	1,007,608
	Lifetime Brands, Inc.	16,431	238,250
	Lithia Motors, Inc., Class A	34,933	13,427,547
*	LKQ Corp.	208,413	9,734,971
*	M/I Homes, Inc.	37,930	2,644,480
	Macy’s, Inc.	62,400	1,034,592
*	MarineMax, Inc.	29,164	1,656,515
*	Marriott Vacations Worldwide Corp.	11,331	2,012,726
»	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,995,517
	MGM Resorts International	227,871	9,278,907
*	Modine Manufacturing Co	14,650	238,502
*	Mohawk Industries, Inc.	98,740	20,291,070
*	Monarch Casino & Resort, Inc.	1,103	83,177
	Monro, Inc.	3,100	218,829
*	Motorcar Parts of America, Inc.	17,638	380,981
	Movado Group, Inc.	21,998	690,077
	Murphy USA, Inc.	34,678	4,834,113
	Newell Brands, Inc.	126,940	3,422,302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	$2,490,676
*	ODP Corp. (The)	54,901	2,219,647
	Oxford Industries, Inc.	11,400	1,040,022
	Patrick Industries, Inc.	13,200	1,182,720
	Penske Automotive Group, Inc.	43,845	3,844,768
*	Perdoceo Education Corp.	78,974	920,837
	PulteGroup, Inc.	275,833	16,307,247
	PVH Corp.	31,964	3,617,686
	Qurate Retail, Inc., Class A	620,725	7,386,627
	Ralph Lauren Corp.	13,658	1,820,475
	RCI Hospitality Holdings, Inc.	12,026	875,613
*	Red Robin Gourmet Burgers, Inc.	17,849	648,990
	Rocky Brands, Inc.	8,729	459,582
#	Royal Caribbean Cruises, Ltd.	322,500	28,041,375
	Shoe Carnival, Inc.	32,650	1,957,368
*	Skechers U.S.A., Inc., Class A	146,140	7,086,329
#	Smith & Wesson Brands, Inc.	64,307	1,118,942
	Sonic Automotive, Inc., Class A	22,800	1,124,952
*	Sportsman’s Warehouse Holdings, Inc.	21,200	372,272
*	Stamps.com, Inc.	15,800	3,244,846
	Standard Motor Products, Inc.	37,342	1,599,358
	Steven Madden, Ltd.	35,225	1,432,601
*	Stoneridge, Inc.	25,661	853,228
	Strategic Education, Inc.	123	9,232
	Strattec Security Corp.	5,224	229,334
*	Stride, Inc.	3,100	88,753
	Superior Group of Cos, Inc.	17,956	452,850
	Target Corp.	259,962	53,879,724
	Thor Industries, Inc.	38,190	5,407,322
*	Tilly’s, Inc., Class A	18,598	224,292
	Toll Brothers, Inc.	126,380	7,924,026
*	TopBuild Corp.	35,100	7,805,538
*	Unifi, Inc.	41,401	1,119,069
*	Universal Electronics, Inc.	15,506	881,516
*	Urban Outfitters, Inc.	31,400	1,127,260
	Whirlpool Corp.	50,924	12,040,980
	Winnebago Industries, Inc.	27,135	2,169,443
	Wyndham Hotels & Resorts, Inc.	1	73
*	Zumiez, Inc.	2,800	120,316

TOTAL CONSUMER DISCRETIONARY.			586,888,290

CONSUMER STAPLES — (6.4%)
	Alico, Inc.	960	28,771
	Andersons, Inc. (The)	30,460	874,811
	Archer-Daniels-Midland Co.	750,362	47,370,353
	Bunge, Ltd.	114,694	9,682,467
	Cal-Maine Foods, Inc.	1,523	56,899
	Casey’s General Stores, Inc.	26,905	5,978,022
# *	Central Garden & Pet Co	25,184	1,363,462
*	Central Garden & Pet Co., Class A	48,121	2,370,922
	Conagra Brands, Inc.	144,700	5,366,923
*	Coty, Inc., Class A	71,506	715,775
*	Darling Ingredients, Inc.	173,938	12,079,994
	Flowers Foods, Inc.	44,317	1,061,835
#	Fresh Del Monte Produce, Inc.	39,437	1,112,123
# *	Hain Celestial Group, Inc. (The)	87,292	3,579,845
	Ingles Markets, Inc., Class A	11,437	700,974
	Ingredion, Inc.	62,317	5,821,031
#	JM Smucker Co. (The)	108,204	14,173,642

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B. Sanfilippo & Son, Inc.	10,428	$916,621
	Kroger Co. (The)	285,863	10,445,434
*	Landec Corp.	37,056	419,474
	Limoneira Co.	6,194	111,864
	Molson Coors Beverage Co., Class B	133,800	7,352,310
	Molson Coors Brewing Co., Class A	1,288	77,737
	Mondelez International, Inc., Class A	2,081,099	126,551,630
	Natural Grocers by Vitamin Cottage, Inc.	1,000	15,720
	Nature’s Sunshine Products, Inc.	1,029	21,413
	Nu Skin Enterprises, Inc., Class A	3,097	163,707
	Oil-Dri Corp. of America	5,047	176,292
*	Performance Food Group Co.	50,855	2,985,189
*	Pilgrim’s Pride Corp.	7,900	189,284
*	Post Holdings, Inc.	72,415	8,239,379
	PriceSmart, Inc.	4,262	358,178
	Sanderson Farms, Inc.	22,700	3,734,831
	Seaboard Corp.	1,781	6,372,400
*	Seneca Foods Corp., Class A	6,301	290,224
*	Seneca Foods Corp., Class B	300	13,953
*	Simply Good Foods Co. (The)	8,033	277,540
	SpartanNash Co	33,983	658,251
	Spectrum Brands Holdings, Inc.	6,675	588,335
	Tyson Foods, Inc., Class A	405,030	31,369,574
*	United Natural Foods, Inc.	2,700	99,522
	Universal Corp.	22,290	1,253,367
*	US Foods Holding Corp.	208,373	8,639,145
	Village Super Market, Inc., Class A	1,900	46,322
	Walgreens Boots Alliance, Inc.	549,524	29,179,724
	Walmart, Inc.	1,115,621	156,086,534
	Weis Markets, Inc.	11,602	601,564

TOTAL CONSUMER STAPLES			509,573,367

ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	6,004	159,106
#	Arch Resources, Inc.	11,506	510,981
	Archrock, Inc.	69,200	646,328
*	Bonanza Creek Energy, Inc.	6,200	205,158
*	Bristow Group, Inc.	3,352	88,694
	Chevron Corp.	1,111,148	114,526,024
*	CNX Resources Corp.	154,203	2,069,404
	ConocoPhillips	1,439,649	73,623,650
*	CONSOL Energy, Inc.	3,800	33,364
# *	Dawson Geophysical Co.	21,211	48,785
	Delek US Holdings, Inc.	52,256	1,240,035
	Devon Energy Corp.	87,794	2,052,624
	DMC Global, Inc.	372	20,088
*	Dorian LPG, Ltd.	7,304	97,070
*	Earthstone Energy, Inc., Class A	8,400	58,968
	Evolution Petroleum Corp.	17,727	58,676
*	Exterran Corp.	22,548	73,957
	Exxon Mobil Corp.	647,538	37,065,075
*	Green Plains, Inc.	21,234	632,773
	Halliburton Co.	666,057	13,028,075
	Helmerich & Payne, Inc.	62,000	1,589,060
	Hess Corp.	146,488	10,914,821
	HollyFrontier Corp.	39,410	1,379,350
	International Seaways, Inc.	12	212
	Kinder Morgan, Inc.	416,091	7,094,352
	Kosmos Energy, Ltd.	26,900	76,934

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	467,019	$5,258,634
	Marathon Petroleum Corp.	1,004,662	55,909,440
	Murphy Oil Corp.	28,000	474,040
	Nabors Industries, Ltd.	640	51,744
	NACCO Industries, Inc., Class A	6,832	158,024
*	Natural Gas Services Group, Inc.	10,028	90,252
*	Newpark Resources, Inc.	73,721	209,368
*	NexTier Oilfield Solutions, Inc.	1,400	5,026
	Patterson-UTI Energy, Inc.	1,400	9,464
*	PDC Energy, Inc.	21,789	795,516
	Phillips 66	723,574	58,544,372
	Pioneer Natural Resources Co.	122,117	18,785,258
*	ProPetro Holding Corp.	5,764	55,507
*	REX American Resources Corp.	4,050	326,957
*	SEACOR Marine Holdings, Inc.	12,678	58,446
	SFL Corp., Ltd.	12,481	96,853
*	SilverBow Resources, Inc.	3,019	29,315
	SM Energy Co.	13,000	205,400
# *	Southwestern Energy Co.	377,255	1,610,879
	Targa Resources Corp.	26,979	935,902
	Valero Energy Corp.	605,899	44,812,290
	Williams Cos., Inc. (The)	352,897	8,596,571
	World Fuel Services Corp.	28,812	891,155

TOTAL ENERGY			465,203,977

FINANCIALS — (21.5%)
	1st Constitution Bancorp	692	13,273
	1st Source Corp.	45,305	2,156,065
	Affiliated Managers Group, Inc.	31,797	5,124,723
	Aflac, Inc.	337,222	18,118,938
*	Alleghany Corp.	3,115	2,114,992
	Allstate Corp. (The)	157,339	19,950,585
	American Equity Investment Life Holding Co.	89,529	2,773,608
	American Financial Group, Inc.	156,083	19,176,357
	American International Group, Inc.	169,239	8,199,630
	American National Group, Inc.	22,561	2,557,289
	Ameris Bancorp	6,370	344,553
	AmeriServ Financial, Inc.	30,968	130,066
*	Arch Capital Group, Ltd.	9,282	368,588
	Argo Group International Holdings, Ltd.	59,381	3,098,501
	Associated Banc-Corp.	34,231	749,317
	Assurant, Inc.	65,820	10,241,592
	Assured Guaranty, Ltd.	122,989	6,253,991
	Atlantic Union Bankshares Corp.	68,946	2,666,142
*	Atlanticus Holdings Corp.	12,567	392,844
	Banc of California, Inc.	4,100	73,390
*	Bancorp, Inc. (The)	14,759	327,724
	BancorpSouth Bank.	52,027	1,539,479
	Bank of America Corp.	5,929,137	240,307,923
	Bank of New York Mellon Corp. (The)	491,755	24,528,739
	Bank OZK	18,531	759,586
	BankFinancial Corp.	16,687	173,879
	BankUnited, Inc.	42,709	1,990,666
	Banner Corp.	34,593	1,966,266
	Bar Harbor Bankshares.	2,733	78,328
	BCB Bancorp, Inc.	1,059	14,582
*	Berkshire Hathaway, Inc., Class B	269,313	74,047,609
	Berkshire Hills Bancorp, Inc.	18,119	402,061
*	Blucora, Inc.	57,127	822,343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BOK Financial Corp.	26,900	$2,365,586
	Boston Private Financial Holdings, Inc.	14,600	214,912
	Brookline Bancorp, Inc.	90,600	1,458,660
	Capital City Bank Group, Inc.	14,283	360,931
	Capital One Financial Corp.	333,920	49,780,794
	Cathay General Bancorp	85,940	3,478,851
*	CCUR Holdings, Inc.	3	23,325
	Century Bancorp, Inc., Class A	295	33,704
	Chemung Financial Corp.	300	12,750
	Chubb, Ltd.	64,312	11,035,296
	Cincinnati Financial Corp.	12,284	1,384,161
	CIT Group, Inc.	60,259	3,211,202
	Citigroup, Inc.	1,441,183	102,669,877
	Citizens Community Bancorp, Inc.	10,355	134,615
	Citizens Financial Group, Inc.	2,265	104,824
	CME Group, Inc.	14,330	2,894,517
	CNA Financial Corp.	51,474	2,415,675
	CNO Financial Group, Inc.	301,264	7,691,270
	Codorus Valley Bancorp, Inc.	165	3,036
	Columbia Banking System, Inc.	69,936	3,044,314
	Comerica, Inc.	47,590	3,576,864
	Community Bankers Trust Corp.	5,917	49,584
#	Community Financial Corp. (The)	408	14,737
	Community Trust Bancorp, Inc.	18,195	810,769
	Community West Bancshares	400	4,948
	ConnectOne Bancorp, Inc.	38,800	1,053,420
*	Consumer Portfolio Services, Inc.	26,500	115,275
#	Cowen, Inc., Class A	3,989	157,526
	Cullen/Frost Bankers, Inc.	500	60,030
*	Customers Bancorp, Inc.	2,290	79,051
	Donegal Group, Inc., Class A	12,386	191,116
*	Donnelley Financial Solutions, Inc.	6,900	210,864
	Eagle Bancorp Montana, Inc.	1,000	23,390
	East West Bancorp, Inc.	87,046	6,628,553
	Employers Holdings, Inc.	27,567	1,115,912
*	Equity Bancshares, Inc., Class A	2,393	70,019
	ESSA Bancorp, Inc.	8,217	127,528
	Evans Bancorp, Inc.	1,681	62,130
	Everest Re Group, Ltd.	34,913	9,669,155
	FB Financial Corp.	5,150	216,094
	FBL Financial Group, Inc., Class A	24,660	1,397,975
	Federal Agricultural Mortgage Corp., Class A	177	15,289
	Federal Agricultural Mortgage Corp., Class C	9,500	977,170
	FedNat Holding Co.	13,665	69,555
	Fifth Third Bancorp	380,432	15,422,713
	Financial Institutions, Inc.	296	9,451
	First American Financial Corp.	71,961	4,641,485
	First BanCorp	149,954	1,884,922
	First BanCorp	16,138	684,251
	First Busey Corp.	27,120	677,458
	First Business Financial Services, Inc.	964	25,507
	First Citizens BancShares, Inc., Class A	8,627	7,483,577
	First Commonwealth Financial Corp.	81,147	1,175,820
	First Financial Bancorp	65,406	1,603,101
	First Financial Corp.	1,147	50,743
	First Financial Northwest, Inc.	25,371	345,299
	First Hawaiian, Inc.	67,992	1,867,060
	First Horizon Corp.	185,460	3,392,063
	First Internet Bancorp	5,329	183,051

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	7,320	$343,820
	First Merchants Corp.	40,115	1,853,714
	First Midwest Bancorp, Inc.	64,235	1,347,008
	First United Corp.	1,266	21,421
	Flagstar Bancorp, Inc.	9,232	429,657
	FNB Corp.	80,914	1,042,981
	Fulton Financial Corp.	140,780	2,400,299
	Global Indemnity Group LLC, Class A	8,282	238,190
	Goldman Sachs Group, Inc. (The)	198,993	69,339,111
	Great Southern Bancorp, Inc.	1,616	91,159
	Great Western Bancorp, Inc.	1,323	43,725
	Guaranty Federal Bancshares, Inc.	1,684	40,584
*	Hallmark Financial Services, Inc.	16,734	66,434
	Hanmi Financial Corp.	3,221	65,386
	Hanover Insurance Group, Inc. (The)	88,829	12,285,939
	Hartford Financial Services Group, Inc. (The)	245,844	16,215,870
	Heartland Financial USA, Inc.	465	23,376
	Hilltop Holdings, Inc.	26,171	921,219
*	HMN Financial, Inc.	3,456	70,088
	Home Bancorp, Inc.	719	27,279
	Home BancShares, Inc.	49,545	1,378,837
	HomeStreet, Inc.	2,200	89,848
	Hope Bancorp, Inc.	95,411	1,432,119
	Horace Mann Educators Corp.	58,206	2,334,061
	Huntington Bancshares, Inc.	707,863	10,844,461
	Independence Holding Co.	500	22,000
	Independent Bank Corp.	339	27,764
	Independent Bank Group, Inc.	40,199	3,035,427
	International Bancshares Corp.	23,718	1,123,996
	Investors Bancorp, Inc.	81,912	1,199,192
	Investors Title Co.	1,069	188,604
	Janus Henderson Group P.L.C.	11,721	403,085
	JPMorgan Chase & Co.	2,223,994	342,072,517
	Kemper Corp.	40,117	3,131,533
	KeyCorp	526,210	11,450,330
	Lakeland Bancorp, Inc.	55,240	1,001,501
	Landmark Bancorp, Inc.	2,765	66,498
	Lincoln National Corp.	22,300	1,430,099
	Loews Corp.	243,798	13,591,739
	M&T Bank Corp.	35,300	5,566,457
	Mackinac Financial Corp.	6,893	149,578
	Marlin Business Services Corp.	13,787	310,897
*	MBIA, Inc.	82,267	824,315
	Mercantile Bank Corp.	4,422	142,742
	Meridian Bancorp, Inc.	1,000	22,110
	Meridian Corp.	511	13,490
	MetLife, Inc.	318,167	20,244,966
	MGIC Investment Corp.	340,167	5,184,145
	Middlefield Banc Corp.	452	10,116
	MidWestOne Financial Group, Inc.	346	10,920
	Morgan Stanley	1,127,557	93,079,830
	MVB Financial Corp.	716	28,840
	National Western Life Group, Inc., Class A	900	206,370
	Navient Corp.	61,729	1,038,899
	Nelnet, Inc., Class A	16,900	1,254,487
	New York Community Bancorp, Inc.	143,245	1,713,210
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	37,214
	Northrim BanCorp, Inc.	5,734	244,555

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	109,427	$1,536,355
	OceanFirst Financial Corp.	5,466	124,953
	OFG Bancorp	34,148	808,966
	Old National Bancorp	66,704	1,260,706
	Old Republic International Corp.	171,727	4,227,919
	OneMain Holdings, Inc.	68,655	3,904,410
	Oppenheimer Holdings, Inc., Class A	3,097	158,473
*	Pacific Mercantile Bancorp	4,866	42,188
	Pacific Premier Bancorp, Inc.	3,466	152,608
	PacWest Bancorp	88,630	3,847,428
	Parke Bancorp, Inc.	660	13,939
	Peoples Bancorp of North Carolina, Inc.	275	6,427
	Peoples Bancorp, Inc.	15,923	532,306
	People’s United Financial, Inc.	77,200	1,399,636
	Pinnacle Financial Partners, Inc.	13,681	1,199,003
	PNC Financial Services Group, Inc. (The)	158,525	29,636,249
	Popular, Inc.	56,536	4,181,403
*	PRA Group, Inc.	3,923	147,819
	Premier Financial Bancorp, Inc.	9,004	170,536
	Premier Financial Corp.	21,760	687,398
	Primis Financial Corp.	193	2,770
	Principal Financial Group, Inc.	218,754	13,971,818
	PROG Holdings, Inc.	58,430	2,976,424
	Prosperity Bancshares, Inc.	39,489	2,896,913
	Protective Insurance Corp., Class A	300	6,891
	Protective Insurance Corp., Class B	5,098	117,254
	Provident Financial Holdings, Inc.	4,144	67,381
	Provident Financial Services, Inc.	64,659	1,524,013
	Prudential Bancorp, Inc.	1,222	16,925
	Prudential Financial, Inc.	220,446	22,123,961
	Radian Group, Inc.	167,314	4,122,617
	Regions Financial Corp.	1,302,555	28,395,699
	Reinsurance Group of America, Inc.	153,566	20,044,970
	Renasant Corp.	44,538	1,876,386
	Riverview Bancorp, Inc.	1,682	11,589
	Safety Insurance Group, Inc.	24,000	1,968,720
	Salisbury Bancorp, Inc.	300	13,941
	Sandy Spring Bancorp, Inc.	10,325	468,342
	Santander Consumer USA Holdings, Inc.	48,660	1,651,520
	SB Financial Group, Inc.	1,128	20,146
*	Select Bancorp, Inc.	2,728	32,163
	Selective Insurance Group, Inc.	45,200	3,441,528
	Severn Bancorp, Inc.	1,399	16,564
	Signature Bank	26,062	6,554,854
	Simmons First National Corp., Class A	52,445	1,494,683
	South State Corp.	7,796	657,359
	State Auto Financial Corp.	15,100	285,088
	State Street Corp.	60,004	5,037,336
	Sterling Bancorp	110,271	2,771,110
	Stewart Information Services Corp.	21,171	1,241,679
	Stifel Financial Corp.	110,400	7,638,576
	Synchrony Financial	544,549	23,818,573
	Synovus Financial Corp.	113,409	5,314,346
	TCF Financial Corp.	154,714	7,042,581
	Territorial Bancorp, Inc.	823	20,698
*	Texas Capital Bancshares, Inc.	22,592	1,550,489
	Timberland Bancorp, Inc.	3,971	111,744
	Tiptree, Inc.	37,071	371,081
	Towne Bank	10,057	311,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc. (The)	168,250	$26,021,545
	TriCo Bancshares	854	39,523
	Truist Financial Corp.	345,238	20,476,066
	Trustmark Corp.	53,239	1,725,476
	UMB Financial Corp.	6,961	675,426
	Umpqua Holdings Corp.	52,732	982,924
	United Bankshares, Inc.	22,529	884,714
	United Community Banks, Inc.	9,172	300,108
	United Fire Group, Inc.	17,415	526,978
	Unity Bancorp, Inc.	3,592	79,204
	Universal Insurance Holdings, Inc.	900	12,555
	Univest Financial Corp.	2,256	63,010
	Unum Group	454,906	12,855,644
	Valley National Bancorp	45,155	621,784
	Virtus Investment Partners, Inc.	3,700	1,011,802
#	Voya Financial, Inc.	24,457	1,658,674
	Washington Federal, Inc.	97,887	3,186,222
	Waterstone Financial, Inc.	8,526	167,962
	Webster Financial Corp.	22,479	1,189,364
	Wells Fargo & Co.	1,288,810	58,060,891
	WesBanco, Inc.	34,796	1,262,747
	Western New England Bancorp, Inc.	13,698	110,954
	Wintrust Financial Corp.	47,328	3,648,989
	WSFS Financial Corp.	40,724	2,080,589
	Zions Bancorp NA	121,745	6,793,371

TOTAL FINANCIALS			1,710,169,120

HEALTH CARE — (17.1%)
	Abbott Laboratories	915,297	109,908,864
	AbbVie, Inc.	22,603	2,520,235
# *	Acadia Healthcare Co., Inc.	68,394	4,166,563
*	Addus HomeCare Corp.	2,044	216,255
*	Alexion Pharmaceuticals, Inc.	102,164	17,233,024
*	Allscripts Healthcare Solutions, Inc.	33,823	526,286
*	AMN Healthcare Services, Inc.	3,400	269,620
*	AngioDynamics, Inc.	2,154	52,342
*	Anika Therapeutics, Inc.	14,671	589,481
	Anthem, Inc.	504,640	191,455,370
*	Arena Pharmaceuticals, Inc.	2,796	191,890
	Becton Dickinson and Co.	409	101,763
*	Biogen, Inc.	668	178,576
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,996,284
	Bristol-Myers Squibb Co.	298,861	18,654,904
*	Brookdale Senior Living, Inc.	106,229	694,738
*	Catalent, Inc.	16,700	1,878,249
*	Centene Corp.	102,379	6,320,879
	Cigna Corp.	285,386	71,063,968
	CONMED Corp.	43,239	6,094,537
	Cooper Cos., Inc. (The)	13,956	5,734,381
*	Covetrus, Inc.	7,558	216,537
*	Cross Country Healthcare, Inc.	33,795	450,149
*	CryoLife, Inc.	17,502	510,708
*	Cumberland Pharmaceuticals, Inc.	23,319	62,262
	CVS Health Corp.	1,510,745	115,420,918
	Danaher Corp.	375,873	95,449,190
*	DaVita, Inc.	73,290	8,540,484
	Dentsply Sirona, Inc.	67,083	4,528,773
*	Elanco Animal Health, Inc.	300	9,513
*	Emergent BioSolutions, Inc.	30,178	1,840,254

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Envista Holdings Corp.	163,737	$7,086,537
# *	Enzo Biochem, Inc.	6,287	19,301
*	Exelixis, Inc.	31,444	774,151
*	FONAR Corp.	1,460	25,039
*	Globus Medical, Inc., Class A	13,207	947,866
*	Harvard Bioscience, Inc.	16,180	112,127
*	Horizon Therapeutics P.L.C.	45,000	4,257,900
	Humana, Inc.	198,071	88,189,132
*	Integer Holdings Corp.	41,672	3,912,167
# *	IntriCon Corp.	8,135	188,163
*	Jazz Pharmaceuticals P.L.C.	44,811	7,366,928
*	Kewaunee Scientific Corp.	1,631	19,539
*	Laboratory Corp. of America Holdings	9,871	2,624,403
*	LHC Group, Inc.	30,318	6,314,330
	Luminex Corp.	19,129	701,843
*	Magellan Health, Inc.	200	18,840
* »	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	135,744
	Medtronic P.L.C.	814,175	106,591,791
*	Meridian Bioscience, Inc.	37,500	734,250
*	Merit Medical Systems, Inc.	27,130	1,725,468
*	ModivCare, Inc.	9,300	1,302,744
*	Molina Healthcare, Inc.	18,941	4,831,849
*	Myriad Genetics, Inc.	1,987	60,047
	National HealthCare Corp.	6,880	483,733
*	Natus Medical, Inc.	16,198	413,859
*	NuVasive, Inc.	4,355	311,165
*	Omnicell, Inc.	35,405	5,134,433
*	OraSure Technologies, Inc.	69,400	635,010
	Patterson Cos., Inc.	12,992	417,563
	PerkinElmer, Inc.	76,500	9,916,695
	Perrigo Co. P.L.C.	36,061	1,501,219
	Pfizer, Inc.	3,696,959	142,887,465
	Premier, Inc., Class A	13,070	462,025
*	Prestige Consumer Healthcare, Inc.	111,489	4,856,461
	Quest Diagnostics, Inc.	20,299	2,677,032
*	Select Medical Holdings Corp.	124,004	4,677,431
# *	Star Equity Holdings, Inc.	2,671	7,692
	STERIS P.L.C	200	42,204
*	Supernus Pharmaceuticals, Inc.	523	15,925
*	Surgalign Holdings, Inc.	48,158	87,166
*	Surmodics, Inc.	5,593	299,170
*	Syneos Health, Inc.	37,367	3,170,590
*	Taro Pharmaceutical Industries, Ltd.	3,478	257,442
	Teleflex, Inc.	19,840	8,382,003
	Thermo Fisher Scientific, Inc.	435,609	204,836,420
*	Triple-S Management Corp., Class B	21,741	515,479
*	United Therapeutics Corp.	16,900	3,406,364
	UnitedHealth Group, Inc.	91,816	36,616,221
	Universal Health Services, Inc., Class B	38,927	5,777,156
*	Vanda Pharmaceuticals, Inc.	700	11,620
# *	Varex Imaging Corp.	5,400	128,196
*	Viatris, Inc.	573,585	7,628,681
	Zimmer Biomet Holdings, Inc.	34,405	6,095,190

TOTAL HEALTH CARE			1,358,468,766

INDUSTRIALS — (14.6%)
	AAR Corp.	35,596	1,432,383
	ABM Industries, Inc.	76,400	3,927,724

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	1,030	$46,041
	Acuity Brands, Inc.	32,822	6,089,137
*	AECOM	22,080	1,466,774
*	Aegion Corp.	38,330	1,153,733
*	AeroVironment, Inc.	35,065	3,870,124
	AGCO Corp.	73,273	10,691,996
	Air Lease Corp.	74,037	3,458,268
*	Air Transport Services Group, Inc.	21,308	560,827
	Alamo Group, Inc.	22,751	3,577,595
*	Alaska Air Group, Inc.	114,992	7,950,547
	Albany International Corp., Class A	20,551	1,833,971
*	Allegiant Travel Co.	5,054	1,191,379
	Allied Motion Technologies, Inc.	1,458	75,889
	Altra Industrial Motion Corp.	15,484	913,711
	AMERCO	29,431	17,559,418
*	Ameresco, Inc., Class A	981	51,787
*	American Woodmark Corp.	17,504	1,740,948
	Apogee Enterprises, Inc.	36,374	1,277,819
	Applied Industrial Technologies, Inc.	11,718	1,120,944
	ARC Document Solutions, Inc.	2,564	5,589
	ArcBest Corp.	12,135	882,943
	Arcosa, Inc.	61,271	3,694,029
	Argan, Inc.	14,321	718,198
*	ASGN, Inc.	55,051	5,790,264
	Astec Industries, Inc.	22,925	1,719,604
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,975,774
	AZZ, Inc.	19,600	1,031,744
	Barnes Group, Inc.	52,200	2,605,824
*	Beacon Roofing Supply, Inc.	32,799	1,847,568
	Boise Cascade Co.	43,464	2,899,918
	Brady Corp., Class A	55,500	3,028,635
*	Builders FirstSource, Inc.	97,217	4,731,551
*	CACI International, Inc., Class A	27,304	6,958,697
	CAI International, Inc.	17,082	726,839
	Carlisle Cos., Inc.	42,219	8,091,271
	Carrier Global Corp.	245,098	10,681,371
*	CBIZ, Inc.	39,049	1,311,656
*	CECO Environmental Corp.	3,773	27,543
*	Chart Industries, Inc.	23,620	3,794,081
	Chicago Rivet & Machine Co.	700	18,130
*	CIRCOR International, Inc.	6,849	235,400
*	Clean Harbors, Inc.	40,519	3,604,570
*	Colfax Corp.	17,646	797,423
	Columbus McKinnon Corp.	17,542	868,504
	Comfort Systems USA, Inc.	44,560	3,669,962
*	Commercial Vehicle Group, Inc.	15,404	169,290
	CompX International, Inc.	500	9,620
#*	Copa Holdings SA, Class A	28,852	2,495,698
	CoreLogic, Inc.	96,545	7,694,636
*	Covenant Logistics Group, Inc.	7,080	152,291
	CRA International, Inc.	7,613	611,019
	Crane Co.	17,597	1,655,174
	CSW Industrials, Inc.	300	40,623
	CSX Corp.	1,008,000	101,556,000
	Cubic Corp.	31,381	2,348,554
	Cummins, Inc.	1,500	378,060
	Curtiss-Wright Corp.	46,353	5,928,549
	Deere & Co.	12,600	4,672,710
	Douglas Dynamics, Inc.	14,892	666,119

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	12,645	$745,170
*	DXP Enterprises, Inc.	16,202	474,233
*	Dycom Industries, Inc.	8,097	759,580
	Eastern Co. (The)	10,193	288,156
	Eaton Corp. P.L.C.	265,270	37,915,041
*	Echo Global Logistics, Inc.	31,380	1,026,126
	EMCOR Group, Inc.	63,171	7,567,886
	Encore Wire Corp.	24,066	1,797,249
	Enerpac Tool Group Corp.	21,000	558,600
	EnerSys	44,939	4,115,514
	Ennis, Inc.	30,835	639,210
	ESCO Technologies, Inc.	29,848	3,246,268
	Espey Manufacturing & Electronics Corp.	1,671	25,316
	Federal Signal Corp.	71,923	2,979,770
	FedEx Corp.	144,562	41,967,794
	Flowserve Corp.	52,147	2,067,107
	Fortune Brands Home & Security, Inc.	123,726	12,988,755
	Forward Air Corp.	5,747	507,403
*	Franklin Covey Co.	3,046	93,025
	Franklin Electric Co., Inc.	21,158	1,719,511
*	FTI Consulting, Inc.	43,936	6,100,514
	GATX Corp.	65,445	6,394,631
*	Gencor Industries, Inc.	13,149	157,656
	General Electric Co.	246,845	3,238,606
*	Gibraltar Industries, Inc.	34,903	3,206,190
	Gorman-Rupp Co. (The)	22,062	761,580
*	GP Strategies Corp.	18,583	292,682
*	Great Lakes Dredge & Dock Corp.	69,820	1,096,174
	Greenbrier Cos., Inc. (The)	23,651	1,117,273
	Griffon Corp.	40,152	1,088,922
*	Hawaiian Holdings, Inc.	12,054	302,676
	Heartland Express, Inc.	13,705	254,776
	Heidrick & Struggles International, Inc.	18,634	788,218
*	Herc Holdings, Inc.	1,679	177,302
*	Heritage-Crystal Clean, Inc.	7,665	220,139
	Herman Miller, Inc.	23,686	982,969
	Hillenbrand, Inc.	15,748	773,069
*	Houston Wire & Cable Co.	9,200	48,300
*	Howmet Aerospace, Inc.	222,905	7,124,044
*	Hub Group, Inc., Class A	1,944	127,760
	Hubbell, Inc.	17,724	3,403,185
	Hurco Cos., Inc.	7,910	271,708
*	Huron Consulting Group, Inc.	16,999	956,364
	Hyster-Yale Materials Handling, Inc.	12,246	990,089
*	IAA, Inc.	1	63
	ICF International, Inc.	31,660	2,882,960
*	Ingersoll Rand, Inc.	193,247	9,548,334
	Insteel Industries, Inc.	17,578	670,249
	Interface, Inc.	9,774	125,498
	ITT, Inc.	92,819	8,753,760
*	JELD-WEN Holding, Inc.	4,547	132,636
*	JetBlue Airways Corp.	324,893	6,614,821
	Kadant, Inc.	10,486	1,866,823
	Kaman Corp.	14,056	749,888
	KAR Auction Services, Inc.	18,100	271,319
	KBR, Inc.	105,229	4,162,859
	Kennametal, Inc.	49,746	1,997,799
	Kimball International, Inc., Class B	38,632	563,255
	Knight-Swift Transportation Holdings, Inc.	84,110	3,963,263

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knoll, Inc.	8,100	$193,590
	Korn Ferry	63,010	4,277,749
*	Kratos Defense & Security Solutions, Inc.	2,711	72,492
	L3Harris Technologies, Inc.	127,356	26,646,696
*	Lawson Products, Inc.	8,847	463,848
*	LB Foster Co., Class A	4,904	79,151
	LSI Industries, Inc.	15,841	130,213
*	Lydall, Inc.	15,605	575,044
	Macquarie Infrastructure Corp.	16,662	555,011
	ManpowerGroup, Inc.	57,319	6,929,294
	ManTech International Corp., Class A	30,048	2,564,597
	Marten Transport, Ltd.	119,454	1,997,271
*	Masonite International Corp.	19,500	2,462,655
# *	MasTec, Inc.	63,539	6,630,930
*	Matrix Service Co.	17,846	235,746
	Matson, Inc.	62,316	4,071,104
	Matthews International Corp., Class A	4,487	185,672
	McGrath RentCorp.	22,452	1,840,615
*	Mercury Systems, Inc.	2,055	154,618
*	Middleby Corp. (The)	6,600	1,196,712
	Miller Industries, Inc.	20,099	864,659
	Moog, Inc., Class A	35,839	3,101,865
*	MRC Global, Inc.	85,594	806,295
	MSC Industrial Direct Co., Inc., Class A	3,500	315,560
	Mueller Industries, Inc.	44,012	1,974,818
	Mueller Water Products, Inc., Class A	72,387	1,039,477
*	MYR Group, Inc.	19,582	1,525,438
	National Presto Industries, Inc.	5,471	562,856
	Nielsen Holdings P.L.C.	17,000	436,050
	NL Industries, Inc.	100	710
*	NN, Inc.	9,957	72,686
	Norfolk Southern Corp.	545,229	152,249,746
*	Northwest Pipe Co.	5,286	175,865
	nVent Electric P.L.C.	141,034	4,294,485
	Oshkosh Corp	76,335	9,498,364
	Owens Corning.	149,300	14,453,733
	PACCAR, Inc.	165,276	14,855,007
*	PAM Transportation Services, Inc.	6,449	373,526
	Park Aerospace Corp.	9,330	125,862
	Park-Ohio Holdings Corp.	2,542	92,300
	Pentair P.L.C.	75,472	4,868,699
*	Perma-Pipe International Holdings, Inc.	8,900	57,672
*	PGT Innovations, Inc.	49,980	1,315,973
	Powell Industries, Inc.	5,719	201,538
	Preformed Line Products Co.	400	26,480
	Primoris Services Corp.	34,000	1,110,440
*	Quad/Graphics, Inc.	6,491	23,368
	Quanex Building Products Corp.	30,731	838,649
	Quanta Services, Inc.	168,307	16,265,188
*	Radiant Logistics, Inc.	42,044	280,854
	Raytheon Technologies Corp.	360,043	29,969,979
*	RCM Technologies, Inc.	15,245	54,730
	Regal Beloit Corp.	22,880	3,304,558
	Republic Services, Inc.	429,755	45,682,956
*	Resideo Technologies, Inc.	10,125	303,851
	Resources Connection, Inc.	31,255	441,008
	Rexnord Corp.	66,378	3,314,254
	Rush Enterprises, Inc., Class A	50,254	2,480,537
	Rush Enterprises, Inc., Class B	27,783	1,216,618

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	89,844	$7,173,145
*	Saia, Inc.	29,325	6,876,712
	Schneider National, Inc., Class B	9,398	227,714
	Science Applications International Corp.	30,919	2,764,777
*	Sensata Technologies Holding P.L.C.	88,061	5,084,642
	Shyft Group, Inc. (The)	33,020	1,169,568
*	SIFCO Industries, Inc.	4,527	63,650
	Simpson Manufacturing Co., Inc.	37,725	4,251,607
	SkyWest, Inc.	57,460	2,853,464
	Snap-on, Inc.	38,115	9,056,124
#	Southwest Airlines Co.	531,263	33,352,691
	SPX FLOW, Inc.	15,945	1,061,778
	Standex International Corp.	22,341	2,118,374
	Stanley Black & Decker, Inc.	129,900	26,859,423
	Steelcase, Inc., Class A	100,669	1,389,232
*	Stericycle, Inc.	33,600	2,563,008
*	Sterling Construction Co., Inc.	29,900	623,415
	Terex Corp.	42,936	2,017,563
	Tetra Tech, Inc.	57,122	7,290,481
*	Textainer Group Holdings, Ltd.	10,800	276,696
	Textron, Inc.	77,944	5,007,123
*	Thermon Group Holdings, Inc.	5,700	108,870
	Timken Co. (The)	40,125	3,365,284
	Titan International, Inc.	18,000	194,220
*	Titan Machinery, Inc.	17,783	464,314
	Trane Technologies P.L.C.	213,109	37,044,737
*	Transcat, Inc.	7,700	385,000
*	TriMas Corp.	10,200	324,768
	Trinity Industries, Inc.	120,734	3,337,088
	Triton International, Ltd.	28,853	1,447,555
*	Twin Disc, Inc.	6,900	72,795
	UFP Industries, Inc.	95,400	8,017,416
*	Ultralife Corp.	3,309	26,141
	UniFirst Corp.	18,705	4,193,474
	Union Pacific Corp.	285,676	63,445,783
*	United Airlines Holdings, Inc.	138,905	7,556,432
*	United Rentals, Inc.	51,618	16,515,179
*	Univar Solutions, Inc.	77,916	1,819,339
*	USA Truck, Inc.	7,482	114,998
	Valmont Industries, Inc.	10,420	2,572,177
*	Vectrus, Inc.	11,269	589,932
*	Veritiv Corp.	9,937	416,162
	Viad Corp.	11,507	479,382
*	Virco Mfg. Corp.	12,601	40,197
	VSE Corp.	6,244	269,429
	Wabash National Corp.	23,800	419,118
	Watts Water Technologies, Inc., Class A	29,209	3,637,981
	Werner Enterprises, Inc.	51,539	2,382,648
*	WESCO International, Inc.	55,106	5,054,322
# *	Willdan Group, Inc.	7,100	271,007
*	Willis Lease Finance Corp.	6,713	287,451
*	WillScot Mobile Mini Holdings Corp.	130,978	3,833,726
	Woodward, Inc.	14,712	1,839,147
# *	XPO Logistics, Inc.	103,005	14,330,056

TOTAL INDUSTRIALS			1,160,523,491

INFORMATION TECHNOLOGY — (8.9%)
*	ACI Worldwide, Inc.	2,971	112,244
	Advanced Energy Industries, Inc.	3,570	393,807

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Agilysys, Inc.	3,000	$151,230
*	Alithya Group, Inc., Class A	11,334	25,388
	Alliance Data Systems Corp.	4,964	585,007
*	Alpha & Omega Semiconductor, Ltd.	20,661	642,557
	Amdocs, Ltd.	99,072	7,602,785
	Amkor Technology, Inc.	1,400	28,308
	Analog Devices, Inc.	24,652	3,775,700
*	Arrow Electronics, Inc.	171,470	19,559,583
	AstroNova, Inc.	6,285	92,138
	Avnet, Inc.	27,420	1,204,286
*	Aware, Inc.	14,326	50,141
*	Axcelis Technologies, Inc.	31,733	1,317,872
*	AXT, Inc.	24,921	245,721
	Bel Fuse, Inc., Class A	3,574	67,584
	Bel Fuse, Inc., Class B	7,655	152,564
	Belden, Inc.	2,684	116,164
	Benchmark Electronics, Inc.	62,063	1,863,131
*	Bm Technologies, Inc.	352	3,453
	Brooks Automation, Inc.	52,147	5,284,056
*	CalAmp Corp.	6,602	90,778
*	Calix, Inc.	5,463	231,030
*	Cardtronics P.L.C., Class A	13,293	516,300
# *	Cerence, Inc.	24,487	2,360,792
*	Ciena Corp.	133,800	6,752,886
*	Cirrus Logic, Inc.	66,501	4,948,339
	CMC Materials, Inc.	13,809	2,532,985
*	Cognyte Software Ltd.	44,826	1,171,303
*	Coherent, Inc.	14,758	3,836,932
*	Cohu, Inc.	20,008	800,520
	Comtech Telecommunications Corp.	15,569	373,345
*	Concentrix Corp.	55,899	8,685,587
*	Conduent, Inc.	481	3,271
	Corning, Inc.	785,955	34,747,071
# *	Cree, Inc.	13,400	1,332,228
*	CSP, Inc.	2,414	21,678
	CTS Corp.	66,936	2,176,759
*	CyberOptics Corp.	3,281	108,240
	Daktronics, Inc.	40,433	249,472
*	Digi International, Inc.	25,438	454,577
*	Diodes, Inc.	48,570	3,730,662
*	DSP Group, Inc.	46,713	648,844
	DXC Technology Co.	228,936	7,534,284
*	EchoStar Corp., Class A	23,551	575,822
*	EMCORE Corp.	744	4,635
*	ePlus, Inc.	17,490	1,755,296
*	Fabrinet	41,355	3,540,815
	Fidelity National Information Services, Inc.	198,899	30,411,657
*	First Solar, Inc.	30,266	2,316,257
*	Fiserv, Inc.	4,115	494,294
*	Flex, Ltd.	467,295	8,130,933
	FLIR Systems, Inc.	27,487	1,648,395
*	FormFactor, Inc.	83,395	3,264,914
*	Frequency Electronics, Inc.	7,390	79,369
	Global Payments, Inc.	76,846	16,493,457
*	GSI Technology, Inc.	2,491	14,697
	Hackett Group, Inc. (The)	18,000	299,340
# *	Harmonic, Inc.	82,383	644,235
	Hewlett Packard Enterprise Co.	894,616	14,331,748
*	Ichor Holdings, Ltd.	14,000	780,780

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	II-VI, Inc.	548	$36,793
*	Insight Enterprises, Inc.	42,100	4,225,577
	Intel Corp.	4,073,898	234,371,352
	InterDigital, Inc.	21,111	1,465,526
*	Itron, Inc.	25,301	2,275,572
	Jabil, Inc.	156,633	8,210,702
	Juniper Networks, Inc.	195,414	4,961,561
*	Key Tronic Corp.	17,623	122,656
*	Kimball Electronics, Inc.	23,443	539,423
*	Knowles Corp.	99,915	2,088,224
	Kulicke & Soffa Industries, Inc.	74,988	4,263,068
*	KVH Industries, Inc.	9,596	128,490
*	Lattice Semiconductor Corp.	121	6,088
# *	Limelight Networks, Inc.	52,504	164,338
	Littelfuse, Inc.	6,880	1,824,851
*	LiveRamp Holdings, Inc.	7,769	380,526
# *	Lumentum Holdings, Inc.	51,495	4,379,650
	Marvell Technology, Inc.	166,418	7,523,758
	Methode Electronics, Inc.	72,016	3,235,679
*	Micron Technology, Inc.	878,203	75,586,932
	MKS Instruments, Inc.	62,405	11,177,360
*	NETGEAR, Inc.	26,028	968,502
*	ON Semiconductor Corp.	379,816	14,812,824
*	Onto Innovation, Inc.	41,970	2,875,784
*	Optical Cable Corp.	10,474	34,250
*	OSI Systems, Inc.	19,200	1,854,144
# *	PAR Technology Corp.	1,957	160,748
	PC Connection, Inc.	35,467	1,608,428
*	Perficient, Inc.	28,300	1,856,763
	Perspecta, Inc.	114,468	3,350,478
*	Photronics, Inc.	79,712	1,012,342
*	Plexus Corp.	35,152	3,249,451
*	Qorvo, Inc.	95,832	18,032,707
*	Rambus, Inc.	9,315	176,799
	Richardson Electronics, Ltd.	15,464	117,681
*	Rogers Corp.	10,243	2,005,989
*	Sanmina Corp.	39,846	1,627,311
*	ScanSource, Inc.	21,541	651,184
	SS&C Technologies Holdings, Inc.	51,586	3,828,713
*	Sykes Enterprises, Inc.	21,292	933,228
# *	Synaptics, Inc.	38,700	5,412,969
	SYNNEX Corp.	55,899	6,774,959
	TE Connectivity, Ltd.	197,255	26,524,880
*	TESSCO Technologies, Inc.	8,689	62,821
*	TTM Technologies, Inc.	72,684	1,090,260
*	Ultra Clean Holdings, Inc.	39,982	2,041,881
# *	Verint Systems, Inc.	44,826	2,177,199
*	ViaSat, Inc.	22,743	1,177,860
*	Viavi Solutions, Inc.	16,203	265,081
	Vishay Intertechnology, Inc.	151,731	3,728,031
*	Vishay Precision Group, Inc.	16,480	525,382
	Western Digital Corp.	215,907	15,249,511
	Xerox Holdings Corp.	128,558	3,103,390
	Xperi Holding Corp.	63,080	1,296,294

TOTAL INFORMATION TECHNOLOGY			706,924,216

MATERIALS — (3.6%)
*	AdvanSix, Inc.	19,500	567,060
	Albemarle Corp.	92,334	15,527,809

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	43,626	$1,598,457
	Amcor P.L.C.	213,649	2,510,376
*	Arconic Corp.	64,458	1,843,499
	Ashland Global Holdings, Inc.	112,560	9,703,798
	Avient Corp.	1,985	100,778
*	Berry Global Group, Inc.	8,100	515,322
	Cabot Corp.	46,280	2,539,846
	Carpenter Technology Corp.	46,452	1,759,137
*	Century Aluminum Co.	2,522	39,495
	Chemours Co. (The)	7,630	230,426
*	Clearwater Paper Corp.	895	29,947
	Commercial Metals Co.	88,897	2,597,570
	Compass Minerals International, Inc.	3,757	255,175
*	Core Molding Technologies, Inc.	11,847	130,436
	Corteva, Inc.	3,686	179,729
	Domtar Corp.	46,407	1,829,364
	Dow, Inc.	163,118	10,194,875
	DuPont de Nemours, Inc.	1,750	134,943
	Eastman Chemical Co.	62,099	7,165,604
	Element Solutions, Inc.	90,367	1,977,230
	Fortitude Gold Corp.	15,228	76,901
	Friedman Industries, .Inc.	3,048	24,872
	FutureFuel Corp.	6,104	77,521
	Glatfelter Corp.	43,300	637,376
	Gold Resource Corp.	53,300	143,377
	Graphic Packaging Holding Co.	204,980	3,802,379
	Greif, Inc., Class A	21,053	1,273,917
	Greif, Inc., Class B	400	23,924
	Hawkins, Inc.	21,618	720,960
	Haynes International, Inc.	10,047	293,774
	HB Fuller Co.	57,208	3,822,639
	Hecla Mining Co.	73,348	433,487
	Huntsman Corp.	188,589	5,406,847
	Innospec, Inc.	24,133	2,350,796
	International Flavors & Fragrances, Inc.	14,118	2,007,156
	International Paper Co.	237,550	13,777,900
	Kaiser Aluminum Corp.	27,181	3,274,495
*	Kraton Corp.	18,082	646,612
	Kronos Worldwide, Inc.	2,217	37,689
	Linde P.L.C.	47,639	13,617,132
	Louisiana-Pacific Corp.	173,457	11,427,347
*	LSB Industries, Inc.	1,758	10,530
	LyondellBasell Industries NV, Class A	23,284	2,415,482
	Martin Marietta Materials, Inc.	23,633	8,345,285
	Materion Corp.	19,190	1,358,844
	Mercer International, Inc.	21,725	358,245
	Minerals Technologies, Inc.	34,280	2,678,639
	Myers Industries, Inc.	22,700	512,112
	Neenah, Inc.	7,684	408,558
	Newmont Corp.	502,635	31,369,450
	Northern Technologies International Corp.	6,070	94,389
	Nucor Corp.	164,456	13,528,151
	Olin Corp.	107,501	4,625,768
	Olympic Steel, Inc.	9,986	290,093
	Packaging Corp. of America	15,471	2,284,293
	PQ Group Holdings, Inc.	2,829	39,606
*	Rayonier Advanced Materials, Inc.	3,100	28,179
	Reliance Steel & Aluminum Co.	93,801	15,037,238
*	Resolute Forest Products, Inc.	46,500	628,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	28,500	$3,188,010
*	Ryerson Holding Corp.	10,600	168,328
	Schnitzer Steel Industries, Inc., Class A	400	18,884
	Schweitzer-Mauduit International, Inc.	31,500	1,438,605
	Sensient Technologies Corp.	38,101	3,133,426
	Silgan Holdings, Inc.	5,100	215,067
	Sonoco Products Co.	80,873	5,293,947
	Steel Dynamics, Inc.	215,469	11,682,729
	Stepan Co.	22,152	2,894,380
*	Summit Materials, Inc., Class A	95,498	2,749,387
*	Synalloy Corp.	949	8,645
*	TimkenSteel Corp.	20,188	242,660
*	Trecora Resources	10,776	81,790
	Tredegar Corp.	26,545	388,088
	Trinseo SA	29,519	1,827,521
	Tronox Holdings P.L.C., Class A	64,513	1,367,676
*	UFP Technologies, Inc.	339	16,970
	United States Lime & Minerals, Inc.	2,500	345,450
*	Universal Stainless & Alloy Products, Inc.	6,269	57,299
*	US Concrete, Inc.	4,591	291,115
	Valvoline, Inc.	204,538	6,422,493
	Verso Corp., Class A	2,361	36,454
	Vulcan Materials Co.	58,246	10,381,767
	Westlake Chemical Corp.	158,152	14,848,891
	WestRock Co.	162,029	9,033,117
	Worthington Industries, Inc.	47,320	3,088,103

TOTAL MATERIALS			288,542,321

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	7,604,015
	Indus Realty Trust, Inc.	1,526	95,375
*	Jones Lang LaSalle, Inc.	40,739	7,655,266
	Kennedy-Wilson Holdings, Inc.	96,704	1,987,267
	Newmark Group, Inc., Class A	28,647	307,955
*	Rafael Holdings, Inc., Class B	550	22,737
	RE/MAX Holdings, Inc., Class A	3,800	139,574
	St Joe Co. (The)	40,700	1,863,653
*	Stratus Properties, Inc.	3,069	107,875

TOTAL REAL ESTATE			19,783,717

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	4,512,650
	New Jersey Resources Corp.	46,254	1,940,355
	NRG Energy, Inc.	55,469	1,986,899
	Ormat Technologies, Inc.	21,734	1,573,542

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Vistra Corp.	26,700	$450,429

	TOTAL UTILITIES		10,463,875

	TOTAL COMMON STOCKS		7,916,313,019

	PREFERRED STOCKS — (0.0%)
	INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note	11,314	359,106

	RIGHTS/WARRANTS — (0.0%)
	ENERGY — (0.0%)
* »	Parker Drilling Co. Warrants 09/16/24	710	0

	TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	15,708,256	15,708,256

	SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	2,163,601	25,032,863

	TOTAL INVESTMENTS — (100.0%) (Cost $3,235,312,754)		$7,957,413,244

P.L.C.	Public Limited Company
SA	Special Assessment
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Industrials	$359,106	—	—	$359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	$25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date:	July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 8, 2021

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date:	July 6, 2021